Schedule of Investments
California Municipal Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .17 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .17%
iShares California Muni Bond ETF 19,748 $ 1,194
TOTAL INVESTMENT COMPANIES $ 1,194
MUNICIPAL BONDS - 102 .21%
Principal
Amount (000's) Value (000's)
California - 98 .53%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,587
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,096
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 6,805 7,800
5.00%, 10/01/2036 6,250 7,157
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,020
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2050 1,000 1,119
Bay Area Toll Authority
2.60%, 04/01/2056 750 669
California Community Choice Financing
Authority
4.00%, 02/01/2030 1,400 1,609
4.00%, 02/01/2031 1,000 1,160
4.00%, 02/01/2052
(b)
6,000 6,895
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,500 1,677
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,123
5.00%, 10/01/2045 1,000 1,119
California Health Facilities Financing Authority
4.00%, 06/01/2050 5,000 5,499
5.00%, 08/15/2031 2,700 3,108
5.00%, 08/15/2033 1,750 2,013
5.00%, 08/15/2034 2,000 2,296
5.00%, 02/01/2035 2,000 2,211
5.00%, 11/15/2046
(c)
4,504 5,116
5.00%, 11/15/2048 2,785 3,284
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,115
California Housing Finance Agency
3.50%, 11/20/2035 9,387 10,201
4.25%, 01/15/2035 8,667 9,845
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(a)
2,490 2,807
California Infrastructure & Economic
Development Bank
0.00%, 01/01/2050
(b),(d),(e)
5,000 4,996
5.00%, 11/01/2029 5,410 6,734
5.00%, 08/01/2036 2,250 2,717
5.00%, 08/01/2037 1,000 1,207
5.00%, 08/01/2038 1,175 1,416
5.00%, 08/01/2039 1,130 1,360
California Municipal Finance Authority
2.40%, 10/01/2044
(b)
6,500 6,687
4.00%, 07/15/2029 11,700 12,864
4.00%, 10/01/2039 2,150 2,317
4.00%, 10/01/2046 965 1,065
4.00%, 10/01/2046 1,000 1,112
4.00%, 10/01/2051 1,150 1,266
5.00%, 05/15/2033 1,000 1,178
5.00%, 05/15/2034 1,000 1,178
5.00%, 12/31/2034 7,550 8,769
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
5.00%, 12/31/2036 $ 3,000 $ 3,478
5.00%, 05/15/2038 2,000 2,342
5.00%, 12/31/2038 5,500 6,368
5.00%, 10/01/2044 1,000 1,137
5.25%, 11/01/2036 4,000 4,569
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2040
(a)
1,050 1,199
4.00%, 05/15/2046
(a)
1,000 1,127
5.00%, 05/15/2031
(a)
400 502
5.00%, 05/15/2043
(a)
600 716
5.00%, 05/15/2044
(a)
5,000 5,953
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 11,959
California Pollution Control Financing Authority
3.00%, 11/01/2025 10,500 11,123
3.25%, 12/01/2027
(b)
2,000 2,100
4.30%, 07/01/2040 3,600 3,951
5.00%, 07/01/2029
(e)
1,000 1,178
5.00%, 07/01/2030
(e)
2,000 2,141
5.00%, 07/01/2037
(e)
10,000 10,247
5.00%, 07/01/2039
(e)
4,250 4,968
5.00%, 11/21/2045
(e)
4,500 5,198
California Public Finance Authority
5.00%, 11/15/2036
(e)
275 314
5.00%, 11/15/2046
(e)
500 558
5.00%, 11/15/2051
(e)
250 278
5.00%, 11/15/2056
(e)
750 833
California School Finance Authority
5.00%, 07/01/2035
(e)
1,925 2,121
5.00%, 08/01/2038
(e)
1,000 1,151
California State Public Works Board
5.00%, 11/01/2037 1,375 1,421
5.00%, 10/01/2039 4,500 4,920
California State University
5.00%, 11/01/2037 2,000 2,339
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
750 772
4.00%, 02/01/2022 830 830
4.00%, 09/02/2029 1,000 1,092
4.00%, 07/01/2048 1,800 1,972
5.00%, 10/01/2028 1,875 2,085
5.00%, 11/01/2032
(e)
1,135 1,311
5.00%, 05/15/2034 5,210 5,955
5.00%, 06/01/2034
(e)
375 436
5.00%, 09/02/2034 1,000 1,184
5.00%, 12/01/2036
(e)
5,000 5,644
5.00%, 04/01/2038
(b)
10,000 12,335
5.00%, 09/02/2038 3,000 3,489
5.00%, 06/01/2039
(e)
475 548
5.00%, 09/02/2039 745 876
5.00%, 09/02/2039 900 1,046
5.00%, 09/02/2039 945 1,104
5.00%, 05/15/2040 3,840 4,365
5.00%, 09/02/2040 1,000 1,185
5.00%, 12/01/2041
(e)
1,100 1,241
5.00%, 09/02/2044 1,425 1,658
5.00%, 12/01/2046
(e)
1,620 1,824
5.00%, 09/02/2048 940 1,083
5.00%, 09/02/2049 600 701
5.00%, 06/01/2051
(e)
1,950 2,216

Schedule of Investments
California Municipal Fund
January 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.25%, 12/01/2034 $ 3,500 $ 3,862
5.25%, 12/01/2038
(e)
1,000 1,189
5.25%, 12/01/2043
(e)
3,825 4,516
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2035
(a)
3,000 3,438
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,086
6.00%, 05/01/2043 1,550 1,577
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,392
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,254
City of Irvine CA
4.00%, 09/02/2038 1,000 1,142
5.00%, 09/01/2049 2,000 2,160
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,234
City of Los Angeles Department of Airports
5.00%, 05/15/2026 1,000 1,114
5.00%, 05/15/2026 3,500 4,001
5.00%, 05/15/2028 3,175 3,779
5.00%, 05/15/2031 295 309
5.00%, 05/15/2035 5,425 6,521
5.00%, 05/15/2035
(c)
2,357 2,927
5.00%, 05/15/2036 1,500 1,651
5.00%, 05/15/2036
(c)
2,103 2,609
5.00%, 05/15/2037
(c)
3,423 4,108
5.00%, 05/15/2038 1,155 1,384
5.00%, 05/15/2039
(c)
2,388 2,858
5.00%, 05/15/2044
(c)
6,568 7,651
5.00%, 05/15/2044
(c)
2,946 3,492
5.00%, 05/15/2044
(c)
438 514
5.00%, 05/15/2047
(c)
2,786 3,216
5.25%, 05/15/2048
(c)
1,592 1,884
City of Oroville CA
5.25%, 04/01/2049 2,500 2,737
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,469
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 2,090
City of Santa Rosa CA
0.09%, 11/01/2039
(b)
1,640 1,640
CMFA Special Finance Agency VII
3.00%, 08/01/2056
(e)
1,000 800
4.00%, 08/01/2047
(e)
1,000 901
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(d)
4,000 2,504
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 8,395
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,553
5.00%, 07/01/2037 2,000 2,371
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(e)
3,000 2,516
5.00%, 01/01/2054
(e)
5,000 5,145
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,190
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 $ 10 $ 10
Escondido Union High School District
0.00%, 08/01/2041
(d)
1,000 564
Golden State Tobacco Securitization Corp
0.00%, 06/01/2066
(d)
20,000 3,182
5.00%, 06/01/2026 1,000 1,155
5.00%, 06/01/2028 7,035 8,333
5.25%, 06/01/2047 7,500 7,619
5.30%, 06/01/2037 6,480 6,584
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,250
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,076
La Verne Public Financing Authority
7.25%, 09/01/2026 450 452
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 4,445
5.50%, 11/15/2030 1,010 1,281
Los Angeles County Metropolitan Transportation
Authority
4.00%, 06/01/2036
(c)
9,000 10,428
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,259
5.00%, 08/01/2042 1,400 1,432
5.00%, 12/01/2045
(c)
5,500 6,153
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,061
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,228
5.25%, 07/01/2042 8,125 9,768
Merced Union High School District
0.00%, 08/01/2032
(d)
3,380 2,654
Metropolitan Water District of Southern
California
5.00%, 10/01/2045 1,410 1,742
Montclair Financing Authority (credit support
from Build America Mutual Assurance Corp )
4.00%, 04/01/2041
(a)
1,350 1,515
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,564
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,076
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 6,891
5.00%, 03/01/2047 1,500 1,745
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,831
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,337
4.00%, 08/01/2037
(a)
1,505 1,689

Schedule of Investments
California Municipal Fund
January 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
$ 1,000 $ 1,149
5.00%, 09/01/2029
(a)
1,000 1,149
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,179
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,037
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,893
Poway Unified School District
0.00%, 08/01/2036
(d)
4,000 2,834
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 5,183
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,191
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,411
5.00%, 11/01/2036
(a)
3,330 3,979
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(d)
855 494
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(d)
255 147
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,086
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,698
Riverside County Transportation Commission
4.00%, 06/01/2046 1,000 1,132
4.00%, 06/01/2047 1,000 1,122
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,318
Sacramento Municipal Utility District
5.00%, 08/15/2038 5,025 6,289
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,580
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,765
5.00%, 07/01/2037 2,300 2,707
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,047
San Diego County Regional Airport Authority
4.00%, 07/01/2037 6,500 7,339
4.00%, 07/01/2038 2,000 2,247
4.00%, 07/01/2044 1,000 1,085
5.00%, 07/01/2042 5,000 5,778
5.00%, 07/01/2044 2,000 2,389
5.00%, 07/01/2049 1,500 1,746
San Diego County Water Authority
5.00%, 05/01/2031 1,000 1,294
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,133
5.00%, 08/01/2030 1,000 1,271
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Diego Unified School District/CA
4.00%, 07/01/2038 $ 2,120 $ 2,451
San Francisco Bay Area Rapid Transit District
4.00%, 08/01/2045 3,000 3,370
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,399
4.00%, 07/01/2037 2,500 2,800
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,149
5.00%, 05/01/2034 1,000 1,203
5.00%, 05/01/2038 2,500 3,007
5.00%, 05/01/2042 1,500 1,730
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,688
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,004
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,118
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,404
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 770
Santa Margarita-Dana Point Authority
4.00%, 06/01/2045 1,490 1,708
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,650 4,799
4.00%, 08/01/2038 2,975 3,354
4.00%, 08/01/2039 1,510 1,701
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,573
5.00%, 11/01/2029 2,725 3,300
State of California
2.45%, 12/01/2031 165 167
4.00%, 09/01/2033 1,580 1,735
4.00%, 10/01/2034 5,000 5,841
5.00%, 09/01/2034 5,000 5,755
5.00%, 02/01/2038 1,450 1,511
5.00%, 04/01/2043 3,380 3,543
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,636
Tender Option Bond Trust Receipts/Certificates
0.09%, 07/01/2044
(b),(e)
2,650 2,650
0.09%, 07/01/2056
(b),(e)
7,500 7,500
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034 1,000 1,225
5.00%, 06/01/2035 500 611
5.00%, 06/01/2036 2,645 3,230
5.00%, 06/01/2048 5,000 5,884
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 496
5.00%, 10/01/2035 500 616
5.00%, 10/01/2037 700 860
5.00%, 10/01/2038 1,000 1,226
5.00%, 10/01/2045 1,500 1,818
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,118
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,075

Schedule of Investments
California Municipal Fund
January 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
University of California
4.00%, 05/15/2037 $ 3,365 $ 3,936
5.00%, 05/15/2044 295 321
5.00%, 05/15/2044 705 761
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,689
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,683
$ 686,456
Guam - 2 .26%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,803
5.00%, 01/01/2050 5,390 6,328
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,135
Territory of Guam
4.00%, 01/01/2036 5,000 5,511
$ 15,777
Puerto Rico - 1 .42%
Commonwealth of Puerto Rico
0.00%, 07/01/2026
(d)
3,000 2,842
0.00%, 07/01/2038
(d)
3,000 2,966
0.00%, 07/01/2039
(d)
1,590 1,507
0.00%, 07/01/2039
(d)
2,500 2,556
$ 9,871
TOTAL MUNICIPAL BONDS $ 712,104
Total Investments $ 713,298
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.23)%
Notes with interest rates of 0.08% - 0.12% at
January 31, 2022 and contractual maturities of
collateral of 2023-2029.
(f)
$ (29,440) (29,440)
Total Net Investments $ 683,858
Other Assets and Liabilities -  1.85% 12,876
TOTAL NET ASSETS - 100.00% $ 696,734
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $81,587 or 11.71% of net assets.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2022.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 71 .03%
General Obligation Unlimited 10 .51%
Insured 9 .61%
Prerefunded 7 .17%
Special Assessment 2 .43%
Tax Allocation 1 .04%
Special Tax 0 .31%
Investment Companies 0 .17%
Certificate Participation 0 .11%
Liability For Floating Rate Notes Issued ( 4 .23 ) %
Other Assets and Liabilities
1 .85%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.41% Shares Held Value (000's)
Money Market Funds - 4.41%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,824,928 $ 1,825
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
457,511,722 457,512
$ 459,337
TOTAL INVESTMENT COMPANIES $ 459,337
COMMON STOCKS - 0.49% Shares Held Value (000's)
Oil & Gas - 0.21%
Whiting Petroleum Corp 294,723 $ 21,883
REITs - 0.04%
CBL & Associates Properties Inc
(d)
151,616 4,573
Transportation - 0.24%
Trailer Bridge Inc
(d),(e),(f)
178,279 25,134
TOTAL COMMON STOCKS $ 51,590
BONDS - 59.47%
Principal
Amount (000's) Value (000's)
Airlines - 0.68%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(g)
$ 27,648 $ 30,147
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 26,143
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 6,288 6,497
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 8,420 8,279
$ 71,066
Apparel - 0.14%
Under Armour Inc
3.25%, 06/15/2026
(h)
14,750 14,507
Automobile Asset Backed Securities - 0.65%
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 23,000 22,928
1.31%, 01/11/2027 18,000 17,837
Nissan Master Owner Trust Receivables
0.66%, 02/15/2024 26,845 26,849
1.00 x 1 Month USD LIBOR + 0.56%
$ 67,614
Automobile Floor Plan Asset Backed Securities - 0.39%
Ford Credit Floorplan Master Owner Trust A
0.60%, 09/15/2025 500 502
1.00 x 1 Month USD LIBOR + 0.50%
0.70%, 09/15/2024 40,000 40,088
1.00 x 1 Month USD LIBOR + 0.60%
$ 40,590
Automobile Manufacturers - 0.96%
American Honda Finance Corp
0.40%, 10/21/2022 30,000 29,967
0.55%, 07/12/2024 15,000 14,604
1.95%, 05/20/2022 48,000 48,208
2.30%, 09/09/2026 7,000 7,071
$ 99,850
Banks - 10.76%
Bank of America Corp
0.81%, 10/24/2024
( i )
20,000 19,710
Secured Overnight Financing Rate + 0.74%
2.46%, 10/22/2025
( i )
35,000 35,300
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
( i )
15,000 15,048
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
( i )
8,000 8,178
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 10,647
3.97%, 02/07/2030
( i )
8,000 8,564
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028 2,000 2,473
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 $ 18,000 $ 17,704
1.65%, 01/28/2031 10,000 9,415
2.10%, 10/24/2024 50,000 50,570
2.20%, 08/16/2023 9,500 9,631
2.80%, 05/04/2026 8,000 8,246
3.00%, 10/30/2028 9,000 9,243
Citigroup Inc
0.78%, 10/30/2024
( i )
9,000 8,864
Secured Overnight Financing Rate + 0.69%
2.98%, 11/05/2030
( i )
51,000 51,293
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 24,055
4.45%, 09/29/2027 8,000 8,700
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 11,994
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 59,686
2.60%, 06/15/2022 10,000 10,053
3.65%, 01/25/2024 14,000 14,503
Goldman Sachs Group Inc /The
0.63%, 11/17/2023
( i )
15,000 14,905
Secured Overnight Financing Rate + 0.54%
1.99%, 01/27/2032
( i )
15,000 13,826
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 21,864
3.63%, 01/22/2023 7,000 7,179
3.81%, 04/23/2029
( i )
13,000 13,716
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 25,111
JPMorgan Chase & Co
1.05%, 11/19/2026
( i )
9,000 8,587
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
( i )
9,000 8,028
Secured Overnight Financing Rate + 1.51%
2.74%, 10/15/2030
( i )
47,000 46,746
Secured Overnight Financing Rate + 1.51%
3.25%, 09/23/2022 5,000 5,079
3.63%, 05/13/2024 15,900 16,618
3.77%, 04/30/2022
(h),(j)
3,911 3,930
3 Month USD LIBOR + 3.47%
3.90%, 07/15/2025 8,000 8,490
KeyCorp
2.25%, 04/06/2027 30,000 29,886
2.55%, 10/01/2029 50,000 49,889
Morgan Stanley
0.86%, 10/21/2025
( i )
7,500 7,269
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
( i )
10,000 9,142
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
( i )
6,250 5,748
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
( i )
38,000 37,682
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
( i )
12,000 12,177
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 10,655
4.00%, 07/23/2025 5,000 5,312
4.88%, 11/01/2022 2,000 2,056
6.25%, 08/09/2026 4,000 4,651
PNC Bank NA
2.70%, 10/22/2029 53,000 53,240
2.95%, 02/23/2025 10,000 10,350
3.10%, 10/25/2027 4,750 4,976

Schedule of Investments
Core Fixed Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc /The
2.31%, 04/23/2032
( i )
$ 15,000 $ 14,571
Secured Overnight Financing Rate + 0.98%
3.81%, 05/01/2022
(j)
19,800 19,939
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
( i )
52,000 52,845
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 21,345
3.30%, 05/15/2026 5,000 5,220
Truist Financial Corp
1.27%, 03/02/2027
( i )
5,500 5,322
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
( i )
29,000 27,841
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
2.95%, 07/15/2022 5,000 5,045
3.00%, 03/15/2022 2,000 2,002
3.00%, 07/30/2029 6,000 6,177
3.15%, 04/27/2027 3,800 4,001
3.60%, 09/11/2024 12,000 12,573
3.90%, 04/26/2028 5,000 5,448
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 35,320
2.80%, 01/27/2025 7,000 7,227
Wells Fargo & Co
2.41%, 10/30/2025
( i )
32,000 32,181
Secured Overnight Financing Rate + 1.09%
2.88%, 10/30/2030
( i )
32,000 32,171
Secured Overnight Financing Rate + 1.43%
$ 1,120,217
Beverages - 0.61%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 34,000 39,058
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 24,517
$ 63,575
Biotechnology - 1.91%
Amgen Inc
1.65%, 08/15/2028 20,000 19,026
2.20%, 02/21/2027 11,500 11,461
2.45%, 02/21/2030 40,000 39,352
Biogen Inc
2.25%, 05/01/2030 65,000 61,256
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 17,902
2.60%, 10/01/2040 19,000 17,009
3.50%, 02/01/2025 10,000 10,432
3.65%, 03/01/2026 21,000 22,188
$ 198,626
Chemicals - 0.84%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 23,548
Westlake Chemical Corp
2.88%, 08/15/2041 15,000 13,726
3.38%, 06/15/2030 4,500 4,638
3.60%, 08/15/2026 43,000 45,217
$ 87,129
Commercial Services - 0.25%
ERAC USA Finance LLC
3.30%, 10/15/2022
(g)
7,000 7,111
7.00%, 10/15/2037
(g)
13,000 18,446
$ 25,557
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.96%
Apple Inc
1.13%, 05/11/2025 $ 10,000 $ 9,811
2.05%, 09/11/2026 30,000 30,131
2.38%, 02/08/2041 20,000 18,050
2.40%, 05/03/2023 14,650 14,883
3.20%, 05/11/2027 13,000 13,665
3.25%, 02/23/2026 13,000 13,626
$ 100,166
Credit Card Asset Backed Securities - 0.93%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 42,254
CARDS II Trust
0.60%, 04/15/2027
(g)
55,500 54,436
$ 96,690
Diversified Financial Services - 0.69%
Jefferies Group LLC
2.75%, 10/15/2032 8,000 7,626
6.25%, 01/15/2036 10,325 13,062
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 30,000 28,604
4.15%, 01/23/2030 19,000 20,487
4.85%, 01/15/2027 1,750 1,940
$ 71,719
Electric - 9.00%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 23,121
Alabama Power Co
1.45%, 09/15/2030 25,000 22,790
3.13%, 07/15/2051 19,000 18,093
3.45%, 10/01/2049 42,000 42,395
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,256
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,029
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 20,561
4.05%, 04/15/2025 10,000 10,664
Black Hills Corp
2.50%, 06/15/2030 15,000 14,516
3.05%, 10/15/2029 39,500 40,036
3.15%, 01/15/2027 7,500 7,691
4.35%, 05/01/2033 8,000 8,799
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 15,176
Entergy Corp
2.40%, 06/15/2031 24,000 22,919
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 16,871
3.25%, 04/01/2028 12,000 12,529
4.20%, 09/01/2048 31,000 34,848
Florida Power & Light Co
2.85%, 04/01/2025 3,000 3,083
2.88%, 12/04/2051 20,000 18,977
3.15%, 10/01/2049 25,000 24,895
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 9,142
3.50%, 09/30/2049 66,000 67,152
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 3,126
Metropolitan Edison Co
3.50%, 03/15/2023
(g)
9,900 10,029
4.30%, 01/15/2029
(g)
14,000 15,401
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 21,111
Nevada Power Co
2.40%, 05/01/2030 20,500 20,126

Schedule of Investments
Core Fixed Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 $ 51,000 $ 51,227
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 17,661
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 12,317
2.70%, 11/15/2051
(g)
15,000 13,663
2.95%, 04/01/2025 7,000 7,195
3.10%, 09/15/2049 33,500 33,278
4.10%, 11/15/2048 5,000 5,778
5.75%, 03/15/2029 21,000 25,185
PacifiCorp
5.25%, 06/15/2035 5,750 6,974
6.25%, 10/15/2037 2,500 3,329
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 16,475
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 10,825
3.20%, 03/01/2050 15,000 14,825
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
5,559 5,782
5.38%, 06/30/2035
(g)
19,723 22,292
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 23,418
2.75%, 10/01/2026 10,000 10,220
3.85%, 02/01/2048 12,500 12,741
TransAlta Corp
4.50%, 11/15/2022
(h)
19,650 19,797
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,057
3.25%, 05/01/2051 18,000 17,560
3.85%, 03/15/2023 19,900 20,164
4.85%, 12/01/2048 7,000 8,551
Xcel Energy Inc
2.60%, 12/01/2029 32,000 32,051
3.50%, 12/01/2049 24,000 24,372
$ 937,073
Electronics - 0.47%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 48,843
Environmental Control - 0.54%
Republic Services Inc
1.75%, 02/15/2032 29,500 26,932
2.30%, 03/01/2030 16,500 16,056
3.20%, 03/15/2025 13,000 13,425
$ 56,413
Food - 0.21%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 21,705
Gas - 0 .42%
NiSource Inc
2.95%, 09/01/2029 29,000 29,254
3.60%, 05/01/2030 14,000 14,700
$ 43,954
Healthcare - Services - 0.61%
HCA Inc
4.13%, 06/15/2029 14,000 14,913
5.63%, 09/01/2028 2,000 2,230
5.88%, 05/01/2023 4,500 4,686
7.50%, 11/06/2033 1,950 2,688
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 8,625
2.88%, 08/15/2029 15,000 15,358
3.50%, 08/15/2039 14,000 14,525
$ 63,025
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 3.14%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030
(h)
$ 36,500 $ 33,850
1.85%, 03/12/2030 8,000 7,700
2.50%, 01/15/2051 12,500 10,673
2.85%, 10/15/2050 30,500 27,874
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,179
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 32,859
4.50%, 08/15/2028 39,500 43,181
5.50%, 09/01/2022 5,000 5,135
First American Financial Corp
2.40%, 08/15/2031 22,000 20,916
4.00%, 05/15/2030 28,000 29,774
4.30%, 02/01/2023 21,800 22,468
4.60%, 11/15/2024 5,000 5,333
Five Corners Funding Trust
4.42%, 11/15/2023
(g)
49,500 51,827
Prudential Financial Inc
2.10%, 03/10/2030
(h)
23,000 22,445
3.88%, 03/27/2028 4,550 4,971
$ 327,185
Internet - 0.98%
Amazon.com Inc
2.80%, 08/22/2024 44,000 45,278
2.88%, 05/12/2041 20,000 19,454
4.05%, 08/22/2047 32,650 37,104
$ 101,836
Lodging - 1.10%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 43,741
3.70%, 01/15/2031 11,000 11,321
Marriott International Inc /MD
2.75%, 10/15/2033 36,000 33,617
Travel + Leisure Co
4.50%, 12/01/2029
(g)
26,500 25,581
$ 114,260
Media - 1.74%
Comcast Corp
2.65%, 02/01/2030 33,000 33,167
3.30%, 02/01/2027 10,000 10,509
3.95%, 10/15/2025 15,000 16,047
4.25%, 10/15/2030 4,500 5,027
6.45%, 03/15/2037 1,800 2,502
Discovery Communications LLC
3.63%, 05/15/2030 9,000 9,276
4.13%, 05/15/2029 22,000 23,488
5.30%, 05/15/2049 13,000 15,223
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 9,169
6.75%, 06/15/2039 6,000 7,657
7.30%, 07/01/2038 7,750 10,295
Walt Disney Co/The
2.00%, 09/01/2029 28,000 27,019
6.40%, 12/15/2035 8,900 12,098
$ 181,477
Oil & Gas - 1.52%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 10,359
3.41%, 02/11/2026 13,000 13,623
3.94%, 09/21/2028 13,000 14,066
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,085
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,946
3.80%, 04/15/2024 35,000 36,271
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 9,510

Schedule of Investments
Core Fixed Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Nabors Industries Inc
5.10%, 09/15/2023 $ 5,000 $ 5,100
Phillips 66
1.30%, 02/15/2026 11,500 11,049
4.30%, 04/01/2022 14,000 14,085
Suncor Energy Inc
2.80%, 05/15/2023 16,500 16,763
4.00%, 11/15/2047 4,500 4,726
W&T Offshore Inc
9.75%, 11/01/2023
(g)
6,750 6,581
$ 158,164
Oil & Gas Services - 0.43%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(g)
10,000 10,160
4.00%, 12/21/2025
(g)
33,000 34,855
$ 45,015
Other Asset Backed Securities - 1.57%
PFS Financing Corp
0.65%, 04/15/2024
(g)
13,000 13,008
1.00 x 1 Month USD LIBOR + 0.55%
0.71%, 04/15/2026
(g)
14,000 13,700
0.77%, 08/15/2026
(g)
39,000 38,074
Trafigura Securitisation Finance PLC 2021-1
0.63%, 01/15/2025
(g)
37,500 37,398
1.00 x 1 Month USD LIBOR + 0.53%
Verizon Master Trust
1.04%, 01/20/2027
(k)
24,000 24,001
Verizon Owner Trust 2019-C
0.52%, 04/22/2024 29,148 29,189
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 8,500 8,429
$ 163,799
Packaging & Containers - 0.10%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 2,155
6.88%, 07/15/2033
(g)
6,900 8,245
$ 10,400
Pharmaceuticals - 1.82%
AbbVie Inc
2.30%, 11/21/2022 18,000 18,184
2.90%, 11/06/2022 15,000 15,209
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,808
1.45%, 11/13/2030 10,000 9,141
3.20%, 06/15/2026 20,000 20,910
3.40%, 07/26/2029 27,000 28,653
3.45%, 11/15/2027 9,000 9,545
3.90%, 02/20/2028 10,500 11,429
CVS Health Corp
1.30%, 08/21/2027 14,000 13,178
3.00%, 08/15/2026 17,000 17,584
4.30%, 03/25/2028 5,046 5,501
5.05%, 03/25/2048 23,000 28,167
$ 189,309
Pipelines - 1.72%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,479
4.15%, 07/01/2023 10,000 9,965
4.35%, 10/15/2024 8,000 8,134
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 12,777
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 13,678
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 14,851
4.88%, 08/15/2027
(g)
43,000 46,932
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 $ 13,500 $ 14,513
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
14,650 14,723
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,427
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,756
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 9,126
7.25%, 08/15/2038 10,000 14,210
$ 178,571
REITs - 9.75%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 11,736
2.00%, 05/18/2032 14,000 12,981
2.75%, 12/15/2029 14,500 14,624
3.38%, 08/15/2031 30,000 31,422
4.30%, 01/15/2026 9,900 10,710
4.90%, 12/15/2030 4,250 4,960
American Tower Corp
1.88%, 10/15/2030 20,000 18,243
2.10%, 06/15/2030 3,000 2,795
2.40%, 03/15/2025 7,000 7,037
2.75%, 01/15/2027 53,000 53,498
2.95%, 01/15/2051 10,000 8,695
3.38%, 10/15/2026 5,000 5,199
CBL & Associates HoldCo II LLC
10.00%, 11/15/2029
(h)
4,332 4,332
CBL & Associates LP - Escrow
0.00%, 12/15/2026
(d),(e)
5,680 —
Crown Castle International Corp
2.25%, 01/15/2031 13,000 12,177
2.90%, 04/01/2041 30,000 27,228
3.10%, 11/15/2029 8,000 8,073
4.00%, 11/15/2049 17,000 17,600
4.30%, 02/15/2029 13,000 14,120
CubeSmart LP
2.00%, 02/15/2031 26,000 24,207
3.00%, 02/15/2030 18,000 18,175
4.00%, 11/15/2025 5,000 5,301
4.38%, 02/15/2029 2,000 2,209
Duke Realty LP
2.88%, 11/15/2029 12,500 12,749
3.25%, 06/30/2026 5,000 5,236
3.38%, 12/15/2027 25,000 26,196
Healthcare Realty Trust Inc
2.40%, 03/15/2030 9,000 8,690
3.63%, 01/15/2028 3,500 3,653
3.88%, 05/01/2025 5,000 5,234
Healthpeak Properties Inc
2.88%, 01/15/2031
(h)
7,000 7,028
3.00%, 01/15/2030 50,000 50,872
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 45,161
3.63%, 10/01/2029 32,000 32,532
4.75%, 01/15/2028 7,000 7,595
5.25%, 01/15/2026 8,000 8,743
Physicians Realty LP
2.63%, 11/01/2031 32,000 30,837
4.30%, 03/15/2027 22,400 24,358
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 44,623
2.33%, 07/15/2052
(g)
10,000 10,030
2.59%, 10/15/2031
(g)
20,500 20,410
2.84%, 01/15/2050
(g)
30,000 30,560

Schedule of Investments
Core Fixed Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Service Properties Trust
4.35%, 10/01/2024 $ 12,000 $ 11,462
4.50%, 06/15/2023 5,000 4,919
4.65%, 03/15/2024 5,650 5,495
4.95%, 02/15/2027 5,900 5,487
5.00%, 08/15/2022 14,650 14,595
Simon Property Group LP
2.00%, 09/13/2024 32,000 32,190
STORE Capital Corp
2.75%, 11/18/2030 18,500 17,777
4.63%, 03/15/2029 33,500 36,538
Ventas Realty LP
3.00%, 01/15/2030 8,000 8,104
3.85%, 04/01/2027
(h)
21,000 22,405
Welltower Inc
2.70%, 02/15/2027 12,000 12,302
2.75%, 01/15/2031 7,000 6,907
3.10%, 01/15/2030 23,000 23,375
4.13%, 03/15/2029 6,000 6,525
4.25%, 04/15/2028 4,000 4,353
4.50%, 01/15/2024 5,000 5,243
Weyerhaeuser Co
7.38%, 03/15/2032 40,000 54,163
WP Carey Inc
2.40%, 02/01/2031 21,000 20,099
3.85%, 07/15/2029 30,000 32,327
$ 1,014,095
Semiconductors - 0.45%
NVIDIA Corp
2.00%, 06/15/2031 19,000 18,204
2.85%, 04/01/2030 14,000 14,377
3.50%, 04/01/2040 13,000 13,755
$ 46,336
Software - 0.59%
Oracle Corp
2.50%, 05/15/2022 35,000 35,085
2.95%, 05/15/2025 25,900 26,449
$ 61,534
Telecommunications - 1.80%
Corning Inc
4.75%, 03/15/2042 4,650 5,566
5.45%, 11/15/2079
(h)
43,500 54,487
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 17,273
Sprint Corp
7.88%, 09/15/2023 7,750 8,370
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(g)
34,500 37,605
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,622
2.55%, 02/15/2031 20,000 19,046
3.00%, 02/15/2041 39,000 35,260
$ 187,229
Transportation - 0.75%
Ryder System Inc
2.90%, 12/01/2026 51,000 52,370
3.35%, 09/01/2025 25,000 25,966
$ 78,336
Trucking & Leasing - 0.99%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
22,000 21,122
1.70%, 06/15/2026
(g)
39,000 37,941
2.70%, 11/01/2024
(g)
28,000 28,493
3.45%, 07/01/2024
(g)
9,000 9,327
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing (continued)
Penske Truck Leasing Co Lp / PTL Finance Corp
(continued)
4.88%, 07/11/2022
(g)
$ 5,500 $ 5,593
$ 102,476
TOTAL BONDS $ 6,188,341
SENIOR FLOATING RATE INTERESTS
- 0.54%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .08%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(l)
$ 8,503 $ 8,487
3 Month USD LIBOR + 2.00%
Software - 0.46%
Ivanti Software Inc
5.00%, 12/01/2027
(l)
47,760 47,470
1 Month USD LIBOR + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 55,957
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 34.61%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.62%
3.00%, 10/01/2042 $ 5,234 $ 5,457
3.00%, 10/01/2042 5,033 5,248
3.00%, 11/01/2042 5,484 5,718
3.00%, 06/01/2043 5,099 5,312
3.00%, 12/01/2046 8,743 9,065
3.00%, 07/01/2047 6,362 6,579
3.50%, 04/01/2042 3,257 3,465
3.50%, 04/01/2045 4,474 4,749
3.50%, 03/01/2048 10,013 10,596
4.00%, 02/01/2046 7,122 7,720
9.00%, 01/01/2025 1 1
$ 63,910
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18.41%
2.00%, 10/01/2050 43,004 41,967
2.00%, 11/01/2050 42,742 41,711
2.00%, 12/01/2050 47,768 46,699
2.00%, 12/01/2050 47,984 46,902
2.50%, 09/01/2050 42,248 42,324
2.50%, 10/01/2050 42,653 42,689
2.50%, 10/01/2050 43,903 43,940
2.50%, 10/01/2050 42,033 42,024
2.50%, 11/01/2050 41,568 41,642
2.50%, 11/01/2050 41,437 41,511
2.50%, 11/01/2050 44,309 44,276
2.50%, 11/01/2050 43,102 43,136
2.50%, 11/01/2050 45,121 45,202
3.00%, 06/01/2042 17,400 18,130
3.00%, 08/01/2049 22,139 22,751
3.00%, 09/01/2049 16,021 16,381
3.00%, 10/01/2049 21,279 21,837
3.00%, 10/01/2049 17,002 17,452
3.00%, 10/01/2049 24,479 25,142
3.00%, 11/01/2049 20,474 20,979
3.00%, 11/01/2049 25,088 25,777
3.00%, 11/01/2049 18,595 19,199
3.00%, 03/01/2050 24,560 25,226
3.00%, 04/01/2050 27,398 28,154
3.00%, 09/01/2050 30,080 30,830
3.50%, 12/01/2040 2,619 2,784
3.50%, 01/01/2042 2,586 2,750
3.50%, 02/01/2043 5,102 5,426
3.50%, 03/01/2045 4,771 5,062
3.50%, 06/01/2045 6,732 7,127
3.50%, 07/01/2045 5,008 5,310
3.50%, 11/01/2045 5,469 5,799
3.50%, 06/01/2046 19,195 20,338
3.50%, 08/01/2047 10,292 10,803
3.50%, 09/01/2047 44,342 46,521

Schedule of Investments
Core Fixed Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2047 $ 6,203 $ 6,511
3.50%, 12/01/2047 11,287 11,821
3.50%, 09/01/2048 3,594 3,758
3.50%, 06/01/2049 39,719 41,590
3.50%, 06/01/2049 7,839 8,184
3.50%, 07/01/2049 14,570 15,219
3.50%, 09/01/2049 13,683 14,290
3.50%, 09/01/2049 38,701 40,403
3.50%, 09/01/2049 12,078 12,615
3.50%, 11/01/2049 15,965 16,689
3.50%, 11/01/2049 18,681 19,675
3.50%, 12/01/2049 19,723 20,595
3.50%, 01/01/2050 52,865 55,373
3.50%, 02/01/2050 31,612 33,166
3.50%, 06/01/2050 32,804 34,236
3.50%, 08/01/2050 43,020 45,085
3.50%, 10/01/2050 41,125 42,872
3.50%, 01/01/2051 30,179 31,477
3.50%, 01/01/2051 43,083 44,972
4.00%, 08/01/2043 3,567 3,862
4.00%, 11/01/2043 5,004 5,425
4.00%, 11/01/2043 2,998 3,242
4.00%, 02/01/2044 11,200 12,132
4.00%, 11/01/2044 3,260 3,528
4.00%, 09/01/2045 8,096 8,682
4.00%, 06/01/2046 15,961 17,268
4.00%, 08/01/2046 5,294 5,702
4.00%, 10/01/2047 46,759 49,646
4.00%, 09/01/2048 7,330 7,753
4.00%, 10/01/2048 12,849 13,711
4.00%, 03/01/2049 36,073 38,125
4.00%, 04/01/2049 39,525 41,760
4.00%, 06/01/2049 61,554 65,456
4.00%, 07/01/2049 9,872 10,428
4.00%, 08/01/2049 44,824 47,418
4.00%, 09/01/2049 9,405 10,004
4.00%, 10/01/2049 20,351 21,733
4.00%, 12/01/2049 37,610 39,959
4.00%, 01/01/2050 26,748 28,364
4.50%, 12/01/2040 2,831 3,104
4.50%, 06/01/2046 18,760 20,585
4.50%, 02/01/2049 10,437 11,189
6.50%, 04/01/2032 2 2
$ 1,915,410
Government National Mortgage Association (GNMA) - 0.17%
3.00%, 02/20/2046 17,401 18,021
U.S. Treasury - 15.41%
0.63%, 08/15/2030 40,000 36,428
0.88%, 11/15/2030 40,000 37,136
1.13%, 02/28/2025 40,000 39,664
1.13%, 02/28/2027 40,000 39,039
1.13%, 08/15/2040 40,000 33,622
1.25%, 08/31/2024 40,000 39,944
1.38%, 08/31/2023 40,000 40,197
1.38%, 08/15/2050 40,000 33,569
1.50%, 08/15/2026 40,000 39,836
1.50%, 02/15/2030 40,000 39,266
1.63%, 11/15/2022 45,000 45,332
1.63%, 02/15/2026 40,000 40,128
1.63%, 08/15/2029 40,000 39,697
1.75%, 05/15/2022 45,000 45,190
1.75%, 11/15/2029 40,000 40,056
1.75%, 08/15/2041 40,000 37,250
1.88%, 08/31/2022 45,000 45,346
2.00%, 11/15/2026 40,000 40,737
2.00%, 08/15/2051 40,000 39,019
2.13%, 05/15/2025 40,000 40,880
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 11/15/2024 $ 40,000 $ 40,989
2.25%, 08/15/2027 40,000 41,245
2.25%, 11/15/2027 40,000 41,233
2.25%, 08/15/2046 40,000 40,530
2.25%, 08/15/2049 40,000 41,053
2.38%, 02/29/2024 40,000 40,966
2.63%, 02/28/2023 40,000 40,762
2.63%, 02/15/2029 40,000 42,339
2.75%, 11/15/2023 40,000 41,145
2.75%, 02/15/2028 40,000 42,400
2.75%, 08/15/2042 30,000 32,878
2.75%, 08/15/2047 40,000 44,664
2.88%, 08/15/2028 40,000 42,819
2.88%, 05/15/2049 20,000 23,124
3.00%, 09/30/2025 40,000 42,147
3.00%, 11/15/2045 35,000 40,365
3.00%, 08/15/2048 35,000 41,115
3.13%, 11/15/2028 40,000 43,544
3.63%, 02/15/2044 35,000 43,843
3.75%, 11/15/2043 35,000 44,539
$ 1,604,036
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,601,377
Total Investments $ 10,356,602
Other Assets and Liabilities -  0.48% 49,846
TOTAL NET ASSETS - 100.00% $ 10,406,448
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,375 or 0.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $833,432 or 8.01% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,909 or 0.12% of net assets.
( i ) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Schedule of Investments
Core Fixed Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24.38%
Mortgage Securities 19.20%
Government 15.41%
Utilities 9.42%
Consumer, Non-cyclical 5.41%
Communications 4.52%
Money Market Funds 4.41%
Energy 3.96%
Asset Backed Securities 3.54%
Industrial 3.09%
Consumer, Cyclical 2.88%
Technology 2.46%
Basic Materials 0.84%
Other Assets and Liabilities
0.48%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 353,867 $ 1,218,649 $ 1,115,004 $ 457,512
$ 353,867 $ 1,218,649 $ 1,115,004 $ 457,512
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 25,134 0.24%
Total $ 25,134 0.24%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.95% Shares Held Value (000's)
Money Market Funds - 6.95%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
957,760 $ 957
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
47,336,789 47,337
$ 48,294
TOTAL INVESTMENT COMPANIES $ 48,294
COMMON STOCKS - 0.12% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
3,500 $ —
Oil & Gas - 0.11%
EP Energy Corp
(d)
8,800 765
Mesquite Energy Inc
(d),(e)
407 9
$ 774
Retail - 0.01%
Claire's Holdings LLC
(d)
232 60
TOTAL COMMON STOCKS $ 834
PREFERRED STOCKS - 0.54% Shares Held Value (000's)
Sovereign - 0.54%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,771
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,771
BONDS - 56.87%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.49%
Boeing Co/The
1.95%, 02/01/2024 $ 3,840 $ 3,856
2.20%, 02/04/2026 1,780 1,750
2.80%, 03/01/2024 845 861
3.75%, 02/01/2050 1,140 1,104
4.88%, 05/01/2025 845 909
Bombardier Inc
7.50%, 03/15/2025
(g)
120 122
TransDigm Inc
4.88%, 05/01/2029 210 202
6.25%, 03/15/2026
(g)
45 46
7.50%, 03/15/2027 530 550
8.00%, 12/15/2025
(g)
210 219
Triumph Group Inc
7.75%, 08/15/2025 165 163
8.88%, 06/01/2024
(g)
516 551
$ 10,333
Agriculture - 0.10%
Reynolds American Inc
5.70%, 08/15/2035 635 724
Airlines - 0.73%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 65 63
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(g)
80 82
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
3,208 3,328
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
700 716
Southwest Airlines Co
4.75%, 05/04/2023 200 208
5.25%, 05/04/2025 605 660
$ 5,057
Automobile Asset Backed Securities - 2.57%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 141 141
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 371 371
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 $ 2,070 $ 2,060
CarMax Auto Owner Trust 2020-4
0.31%, 01/16/2024 761 761
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 825 822
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 1,795 1,792
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 1,095 1,091
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 1,300 1,296
Drive Auto Receivables Trust 2021-1
0.36%, 12/15/2023 130 130
GM Financial Automobile Leasing Trust 2020-3
0.35%, 11/21/2022 13 13
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 50 49
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 1,635 1,628
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 227 227
Nissan Auto Lease Trust 2020-B
0.34%, 12/15/2022 374 374
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 1,690 1,684
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 501 501
Santander Drive Auto Receivables Trust 2021-4
0.37%, 08/15/2024 2,960 2,956
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(g)
281 281
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 435 435
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 328 328
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 928 925
$ 17,865
Automobile Manufacturers - 1.81%
BMW US Capital LLC
3.80%, 04/06/2023
(g)
695 715
3.90%, 04/09/2025
(g)
1,250 1,324
Ford Motor Co
3.25%, 02/12/2032 2,235 2,126
9.63%, 04/22/2030 45 63
Ford Motor Credit Co LLC
2.90%, 02/10/2029 1,400 1,327
3.35%, 11/01/2022 570 574
3.38%, 11/13/2025 705 706
4.25%, 09/20/2022 1,330 1,348
4.54%, 08/01/2026 375 390
General Motors Co
4.88%, 10/02/2023 1,715 1,803
6.25%, 10/02/2043 525 670
General Motors Financial Co Inc
1.20%, 10/15/2024 475 464
1.25%, 01/08/2026 1,100 1,052
$ 12,562
Automobile Parts & Equipment - 0.16%
Dana Inc
5.38%, 11/15/2027 155 160

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Tenneco Inc
5.00%, 07/15/2026
(h)
$ 175 $ 163
5.13%, 04/15/2029
(g)
135 125
7.88%, 01/15/2029
(g)
625 664
$ 1,112
Banks - 8.38%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(f),(g),(h),(i),(j)
350 336
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
8.38%, 10/14/2030
(f),(g),(i),(j)
300 329
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 7.76%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,622
3.22%, 11/22/2032
(i)
1,600 1,535
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Bank of America Corp
2.48%, 09/21/2036
(i)
2,600 2,413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(i)
1,635 1,491
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(i)
2,361 2,314
Secured Overnight Financing Rate + 1.32%
4.20%, 08/26/2024 435 459
Barclays PLC
2.28%, 11/24/2027
(i)
500 490
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(i)
1,100 1,111
Secured Overnight Financing Rate + 2.71%
3.33%, 11/24/2042
(i)
1,550 1,476
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.20%, 05/12/2026 500 547
7.75%, 09/15/2023
(f),(i),(j)
835 887
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.16%, 09/15/2029
(g),(i)
1,410 1,343
Secured Overnight Financing Rate + 1.22%
2.22%, 06/09/2026
(g),(i)
800 793
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(i)
1,125 1,154
Secured Overnight Financing Rate + 2.84%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,656
Credit Suisse Group AG
2.19%, 06/05/2026
(g),(i)
1,500 1,482
Secured Overnight Financing Rate + 2.04%
4.19%, 04/01/2031
(g),(i)
250 266
Secured Overnight Financing Rate + 3.73%
4.88%, 05/15/2045 375 435
Deutsche Bank AG
6.00%, 10/30/2025
(f),(i),(j)
695 700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(i)
1,700 1,707
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(i)
1,690 1,656
Secured Overnight Financing Rate + 1.32%
First-Citizens Bank & Trust Co
5.00%, 08/15/2022 255 260
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 $ 1,425 $ 1,474
3.85%, 01/26/2027 2,403 2,535
HSBC Holdings PLC
2.80%, 05/24/2032
(i)
1,000 967
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 840 877
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/2031
(g),(i),(j)
500 473
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
JPMorgan Chase & Co
2.08%, 04/22/2026
(i)
1,435 1,427
Secured Overnight Financing Rate + 1.85%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(i)
1,900 1,981
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(i)
5,000 4,748
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(i)
1,140 1,059
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 2,000 2,161
5.00%, 11/24/2025 995 1,090
Popular Inc
6.13%, 09/14/2023 145 151
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(i)
1,175 1,150
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(i)
1,400 1,375
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.68%, 06/29/2032
(g),(i)
2,000 1,886
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
2.82%, 01/30/2026
(g),(i)
1,020 1,029
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(f),(g),(i),(j)
510 533
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
UBS Group AG
1.36%, 01/30/2027
(g),(i)
460 441
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
UniCredit SpA
1.98%, 06/03/2027
(g),(i)
2,400 2,282
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 500 520
Westpac Banking Corp
4.11%, 07/24/2034
(i)
125 131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 2,402
$ 58,154
Beverages - 1.10%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 900
4.90%, 02/01/2046 1,320 1,562
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,399
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(g)
215 218

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Cia Cervecerias Unidas SA
3.35%, 01/19/2032
(g),(h)
$ 350 $ 348
Coca-Cola Icecek AS
4.50%, 01/20/2029
(g)
900 905
Constellation Brands Inc
3.70%, 12/06/2026 2,140 2,273
$ 7,605
Building Materials - 0.61%
Carrier Global Corp
2.24%, 02/15/2025 390 393
Cemex SAB de CV
3.88%, 07/11/2031
(g)
1,025 972
5.20%, 09/17/2030
(g)
450 464
GCC SAB de CV
3.61%, 04/20/2032
(g)
300 298
Patrick Industries Inc
4.75%, 05/01/2029
(g),(h)
300 290
7.50%, 10/15/2027
(g)
420 441
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(g)
1,170 1,201
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(g)
195 199
$ 4,258
Chemicals - 0.99%
Alpek SAB de CV
3.25%, 02/25/2031
(g)
600 578
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
250 254
Consolidated Energy Finance SA
3.95%, 06/15/2022
(g)
250 249
3 Month USD LIBOR + 3.75%
5.63%, 10/15/2028
(g)
790 743
6.50%, 05/15/2026
(g)
150 153
Ecolab Inc
2.70%, 12/15/2051 1,070 967
EI du Pont de Nemours and Co
1.70%, 07/15/2025 280 278
Element Solutions Inc
3.88%, 09/01/2028
(g)
902 866
MEGlobal Canada ULC
5.88%, 05/18/2030 550 647
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
830 793
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(g)
325 310
Tronox Inc
6.50%, 05/01/2025
(g)
115 119
Westlake Chemical Corp
3.13%, 08/15/2051 1,040 936
$ 6,893
Commercial Mortgage Backed Securities - 1.85%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 500
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,559
COMM 2013-CCRE6 Mortgage Trust
4.09%, 03/10/2046
(g),(k)
500 489
GS Mortgage Securities Trust 2012-GCJ7
1.53%, 05/10/2045
(k),(l)
3,141 —
GS Mortgage Securities Trust 2013-GC16
5.31%, 11/10/2046
(k)
800 814
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 3,448
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.39%, 12/15/2047
(k),(l)
7,987 62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.79%, 02/15/2047
(k)
$ 2,700 $ 2,625
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.66%, 04/15/2047
(k),(l)
19,319 243
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.86%, 11/15/2047
(k),(l)
7,076 128
3.88%, 11/15/2047
(g),(k)
725 499
LB-UBS Commercial Mortgage Trust 2005-C3
0.58%, 07/15/2040
(g),(k),(l)
999 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.29%, 08/15/2046
(k),(l)
17,573 48
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.98%, 06/15/2047
(k),(l)
18,218 296
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.02%, 10/15/2030
(g),(k),(l)
21,130 47
SREIT Trust 2021-MFP
0.84%, 11/15/2038
(g)
1,000 998
1.00 x 1 Month USD LIBOR + 0.73%
SREIT Trust 2021-MFP2
0.93%, 11/15/2036
(g)
1,000 994
1.00 x 1 Month USD LIBOR + 0.82%
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.57%, 12/10/2045
(g),(k),(l)
17,835 105
$ 12,855
Commercial Services - 0.73%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
120 113
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 394
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 300 375
Moody's Corp
3.10%, 11/29/2061 1,550 1,408
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
440 409
6.25%, 01/15/2028
(g)
325 324
United Rentals North America Inc
3.88%, 02/15/2031 220 214
4.88%, 01/15/2028 414 426
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
880 891
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
520 514
$ 5,068
Computers - 0.26%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(g)
1,000 905
5.45%, 06/15/2023 152 159
NCR Corp
5.13%, 04/15/2029
(g)
770 768
$ 1,832
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
135 126

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 2.45%
AerCap Holdings NV
5.88%, 10/10/2079
(i)
$ 505 $ 512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 2,825 2,878
4.50%, 09/15/2023 1,670 1,735
Air Lease Corp
1.88%, 08/15/2026 1,325 1,270
2.88%, 01/15/2026 1,495 1,508
3.38%, 07/01/2025 890 909
Ally Financial Inc
5.80%, 05/01/2025 505 557
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
2,850 2,717
Brookfield Finance Inc
4.00%, 04/01/2024 685 715
Coinbase Global Inc
3.63%, 10/01/2031
(g)
205 179
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
205 207
6.63%, 03/15/2026 865 887
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(k),(m)
692 650
ILFC E-Capital Trust II
3.62%, 12/21/2065
(g),(k)
155 134
LPL Holdings Inc
4.00%, 03/15/2029
(g)
645 626
OneMain Finance Corp
4.00%, 09/15/2030 125 116
5.63%, 03/15/2023 190 196
6.63%, 01/15/2028 605 649
6.88%, 03/15/2025 470 510
8.88%, 06/01/2025 55 58
$ 17,013
Electric - 1.95%
Abu Dhabi National Energy Co PJSC
4.38%, 06/22/2026
(g)
550 599
Avangrid Inc
3.20%, 04/15/2025 1,115 1,153
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
410 422
CMS Energy Corp
3.00%, 05/15/2026 275 283
4.70%, 03/31/2043 110 127
Colbun SA
3.15%, 01/19/2032
(g)
300 286
Commonwealth Edison Co
4.00%, 03/01/2049 405 447
DTE Electric Co
3.95%, 03/01/2049 100 112
DTE Energy Co
1.05%, 06/01/2025 150 145
3.40%, 06/15/2029 654 674
Elwood Energy LLC
8.16%, 07/05/2026 51 52
Enel Chile SA
4.88%, 06/12/2028 630 689
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(g)
275 242
Engie Energia Chile SA
3.40%, 01/28/2030
(g)
200 195
Entergy Corp
1.90%, 06/15/2028 1,204 1,147
Louisville Gas and Electric Co
4.25%, 04/01/2049 180 207
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
$ 65 $ 67
NRG Energy Inc
3.88%, 02/15/2032
(g)
1,640 1,542
Oryx Funding Ltd
5.80%, 02/03/2031
(g)
350 363
5.80%, 02/03/2031 200 207
Pacific Gas and Electric Co
1.75%, 06/16/2022 1,760 1,759
4.20%, 06/01/2041 535 508
Southern California Edison Co
4.20%, 03/01/2029 460 498
4.88%, 03/01/2049 500 566
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 250 266
Tucson Electric Power Co
4.85%, 12/01/2048 100 122
Vistra Corp
7.00%, 12/15/2026
(f),(g),(i)
275 274
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
575 555
$ 13,507
Electrical Components & Equipment - 0.14%
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
270 283
7.25%, 06/15/2028
(g)
625 670
$ 953
Electronics - 0.14%
Imola Merger Corp
4.75%, 05/15/2029
(g)
255 248
Sensata Technologies BV
4.00%, 04/15/2029
(g)
655 647
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
52 49
$ 944
Energy - Alternate Sources - 0.05%
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(g)
396 358
Engineering & Construction - 0.38%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(g)
300 294
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 798
IHS Holding Ltd
6.25%, 11/29/2028
(g)
325 327
MasTec Inc
4.50%, 08/15/2028
(g)
660 668
Mexico City Airport Trust
4.25%, 10/31/2026
(g)
500 520
$ 2,607
Entertainment - 0.37%
Boyne USA Inc
4.75%, 05/15/2029
(g)
470 472
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
458 474
International Game Technology PLC
5.25%, 01/15/2029
(g)
645 659
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(g)
740 794
Scientific Games International Inc
8.63%, 07/01/2025
(g)
190 201
$ 2,600

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.09%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
$ 660 $ 629
Food - 2.15%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(g)
120 121
4.63%, 01/15/2027
(g)
230 235
Cencosud SA
4.38%, 07/17/2027
(g)
675 711
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
380 388
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(g)
1,675 1,589
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
4.38%, 02/02/2052
(g),(n)
1,421 1,378
Kraft Heinz Foods Co
3.75%, 04/01/2030 220 227
4.38%, 06/01/2046 1,046 1,105
MARB BondCo PLC
3.95%, 01/29/2031 575 528
Minerva Luxembourg SA
4.38%, 03/18/2031
(g)
900 836
Pilgrim's Pride Corp
3.50%, 03/01/2032
(g)
170 162
4.25%, 04/15/2031
(g)
3,005 2,965
Post Holdings Inc
4.50%, 09/15/2031
(g)
535 509
4.63%, 04/15/2030
(g)
215 207
Sigma Alimentos SA de CV
4.13%, 05/02/2026
(g)
725 755
Sysco Corp
3.15%, 12/14/2051 3,000 2,727
3.30%, 07/15/2026 475 496
$ 14,939
Forest Products & Paper - 0.16%
Inversiones CMPC SA
3.85%, 01/13/2030
(g)
500 506
Mercer International Inc
5.13%, 02/01/2029 440 434
Suzano Austria GmbH
3.75%, 01/15/2031 195 189
$ 1,129
Healthcare - Products - 0.24%
Boston Scientific Corp
3.45%, 03/01/2024 785 813
4.55%, 03/01/2039 605 682
4.70%, 03/01/2049 145 171
$ 1,666
Healthcare - Services - 1.26%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
305 300
Centene Corp
2.50%, 03/01/2031 540 501
2.63%, 08/01/2031 2,345 2,194
3.00%, 10/15/2030 535 519
3.38%, 02/15/2030 225 221
4.25%, 12/15/2027 405 415
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
750 764
8.00%, 03/15/2026
(g)
130 135
HCA Inc
3.50%, 09/01/2030 765 761
3.50%, 07/15/2051 1,570 1,453
5.88%, 05/01/2023 330 344
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(g)
850 880
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp
4.63%, 09/01/2024
(g)
$ 110 $ 111
7.50%, 04/01/2025
(g)
115 120
$ 8,718
Home Builders - 0.55%
Beazer Homes USA Inc
6.75%, 03/15/2025 285 291
Empire Communities Corp
7.00%, 12/15/2025
(g)
535 544
Forestar Group Inc
3.85%, 05/15/2026
(g)
115 113
5.00%, 03/01/2028
(g)
755 761
KB Home
7.63%, 05/15/2023 110 114
Lennar Corp
4.75%, 05/30/2025 300 321
4.88%, 12/15/2023 125 131
M/I Homes Inc
3.95%, 02/15/2030 455 432
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
319 330
Toll Brothers Finance Corp
4.35%, 02/15/2028 735 781
$ 3,818
Home Equity Asset Backed Securities - 0.09%
First NLC Trust 2005-1
0.60%, 05/25/2035 198 190
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
1.80%, 03/25/2035 232 154
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.87%, 02/25/2035 263 262
1.00 x 1 Month USD LIBOR + 0.77%
$ 606
Insurance - 2.01%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
405 382
7.00%, 11/15/2025
(g)
225 225
AIA Group Ltd
3.20%, 09/16/2040
(g)
2,080 2,062
American International Group Inc
3.90%, 04/01/2026 85 90
4.50%, 07/16/2044 1,888 2,186
Arch Capital Group Ltd
3.64%, 06/30/2050 1,035 1,037
Arthur J Gallagher & Co
3.50%, 05/20/2051 810 795
Athene Holding Ltd
3.95%, 05/25/2051 930 941
Enstar Group Ltd
3.10%, 09/01/2031 2,680 2,537
Markel Corp
3.35%, 09/17/2029 65 68
4.30%, 11/01/2047 350 390
Pricoa Global Funding I
3.45%, 09/01/2023
(g)
1,275 1,318
XLIT Ltd
4.45%, 03/31/2025 1,780 1,907
$ 13,938
Internet - 0.94%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 187
B2W Digital Lux Sarl
4.38%, 12/20/2030
(g)
250 221

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Baidu Inc
3.08%, 04/07/2025 $ 300 $ 307
4.38%, 05/14/2024 375 394
eBay Inc
3.65%, 05/10/2051 2,015 2,020
Expedia Group Inc
3.60%, 12/15/2023 495 509
Netflix Inc
4.38%, 11/15/2026 1,230 1,320
4.88%, 06/15/2030
(g)
305 340
Prosus NV
3.68%, 01/21/2030
(g)
325 318
4.19%, 01/19/2032
(g)
575 569
Uber Technologies Inc
7.50%, 09/15/2027
(g)
290 309
$ 6,494
Investment Companies - 0.19%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
790 780
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 165 167
MDGH GMTN RSC Ltd
2.50%, 06/03/2031 400 391
$ 1,338
Iron & Steel - 0.87%
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(g)
770 807
CSN Inova Ventures
6.75%, 01/28/2028
(g)
1,060 1,115
Evraz PLC
5.25%, 04/02/2024
(g)
550 562
Metalloinvest Finance DAC
3.38%, 10/22/2028
(g)
675 623
Steel Dynamics Inc
2.40%, 06/15/2025 350 353
2.80%, 12/15/2024 2,050 2,099
Vale Overseas Ltd
3.75%, 07/08/2030 450 456
$ 6,015
Leisure Products & Services - 0.25%
Life Time Inc
5.75%, 01/15/2026
(g)
865 869
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 78
10.25%, 02/01/2026
(g)
67 76
12.25%, 05/15/2024
(g)
373 434
NCL Finance Ltd
6.13%, 03/15/2028
(g)
300 284
$ 1,741
Lodging - 0.60%
Hilton Domestic Operating Co Inc
5.75%, 05/01/2028
(g)
648 684
Hyatt Hotels Corp
1.80%, 10/01/2024 1,400 1,390
Marriott International Inc/MD
2.75%, 10/15/2033 1,200 1,121
3.60%, 04/15/2024 695 719
MGM Resorts International
6.00%, 03/15/2023 215 222
$ 4,136
Machinery - Diversified - 0.12%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
427 439
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 364
$ 803
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 2.08%
AMC Networks Inc
4.75%, 08/01/2025 $ 771 $ 777
Cable Onda SA
4.50%, 01/30/2030
(g)
200 204
4.50%, 01/30/2030 250 254
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
1,314 1,281
5.38%, 06/01/2029
(g)
120 124
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,170 1,048
3.75%, 02/15/2028 1,490 1,551
4.46%, 07/23/2022 1,445 1,461
4.80%, 03/01/2050 440 449
4.91%, 07/23/2025 485 523
6.48%, 10/23/2045 200 252
CSC Holdings LLC
6.50%, 02/01/2029
(g)
540 562
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
135 135
DISH DBS Corp
5.88%, 11/15/2024 190 191
7.38%, 07/01/2028 720 696
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
740 726
Sirius XM Radio Inc
4.00%, 07/15/2028
(g)
755 730
Time Warner Cable LLC
5.50%, 09/01/2041 735 830
5.88%, 11/15/2040 780 908
UPC Holding BV
5.50%, 01/15/2028
(g)
790 802
ViacomCBS Inc
4.75%, 05/15/2025 235 253
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
700 720
$ 14,477
Mining - 0.49%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(g)
200 201
7.50%, 04/01/2025
(g)
202 206
FMG Resources August 2006 Pty Ltd
5.13%, 05/15/2024
(g)
145 150
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(g)
300 337
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
445 438
6.13%, 04/01/2029
(g)
240 250
IAMGOLD Corp
5.75%, 10/15/2028
(g)
310 291
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
(g)
300 349
New Gold Inc
7.50%, 07/15/2027
(g)
90 94
Novelis Corp
3.25%, 11/15/2026
(g)
350 339
4.75%, 01/30/2030
(g)
648 645
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
130 132
$ 3,432
Miscellaneous Manufacturers - 0 .18%
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 1,108 1,264

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 1.83%
Fannie Mae REMIC Trust 2005-W2
0.31%, 05/25/2035 $ 51 $ 51
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 26 26
3.00%, 04/25/2027
(l)
1,033 56
3.00%, 09/25/2050
(l)
2,762 413
3.50%, 09/25/2027
(l)
1,666 111
3.50%, 11/25/2027
(l)
452 28
3.50%, 05/25/2028
(l)
437 21
3.50%, 03/25/2031
(l)
414 6
4.00%, 04/25/2043
(l)
291 21
Freddie Mac REMICS
0.56%, 05/15/2049 3,510 3,526
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 180 182
3.00%, 05/15/2027
(l)
929 45
3.00%, 10/15/2027
(l)
297 17
3.00%, 02/15/2029
(l)
1,645 78
3.50%, 02/15/2028
(l)
988 59
3.50%, 01/15/2040
(l)
793 29
3.50%, 03/15/2041
(l)
1,268 75
6.54%, 05/15/2026
(l)
532 29
(1.00) x 1 Month USD LIBOR + 6.65%
Ginnie Mae
2.00%, 12/20/2050
(l)
2,768 317
2.50%, 10/20/2050
(l)
1,507 169
2.50%, 12/20/2050
(l)
3,105 447
3.00%, 07/20/2050
(l)
875 105
3.00%, 10/20/2050
(l)
2,558 340
3.00%, 11/20/2050
(l)
3,308 436
3.00%, 11/20/2050
(l)
2,975 368
3.00%, 11/20/2050
(l)
1,889 243
3.50%, 02/20/2040
(l)
823 25
3.50%, 01/20/2043
(l)
2,627 485
3.50%, 10/20/2049
(l)
1,212 172
4.00%, 03/16/2039
(l)
747 33
4.00%, 09/20/2040
(l)
912 70
4.50%, 05/16/2043
(l)
1,165 182
5.95%, 11/20/2040
(l)
1,653 297
(1.00) x 1 Month USD LIBOR + 6.05%
5.95%, 05/20/2046
(l)
390 80
(1.00) x 1 Month USD LIBOR + 6.05%
6.05%, 08/20/2044
(l)
1,457 261
(1.00) x 1 Month USD LIBOR + 6.15%
6.05%, 03/20/2047
(l)
1,822 285
(1.00) x 1 Month USD LIBOR + 6.15%
6.10%, 08/20/2047
(l)
710 114
(1.00) x 1 Month USD LIBOR + 6.20%
6.10%, 08/20/2047
(l)
4,710 1,139
(1.00) x 1 Month USD LIBOR + 6.20%
6.10%, 08/20/2047
(l)
1,954 371
(1.00) x 1 Month USD LIBOR + 6.20%
6.15%, 10/20/2047
(l)
1,627 270
(1.00) x 1 Month USD LIBOR + 6.25%
6.98%, 04/20/2041
(l)
689 133
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.66%, 06/25/2046
(g),(k)
1,650 1,600
Merrill Lynch Mortgage Investors Trust Series
2005-A8
0.81%, 08/25/2036 16 16
1.00 x 1 Month USD LIBOR + 0.70%
$ 12,731
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Office & Business Equipment - 0.02%
Xerox Corp
4.38%, 03/15/2023 $ 120 $ 122
Oil & Gas - 2.62%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g)
1,265 1,332
Antero Resources Corp
5.00%, 03/01/2025 175 177
7.63%, 02/01/2029
(g)
613 668
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
915 914
Continental Resources Inc/OK
3.80%, 06/01/2024 1,278 1,311
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 267
Ecopetrol SA
4.63%, 11/02/2031 545 502
6.88%, 04/29/2030 505 541
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
375 384
MEG Energy Corp
7.13%, 02/01/2027
(g)
770 802
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
115 2
Nabors Industries Inc
9.00%, 02/01/2025
(g)
170 176
Oasis Petroleum Inc
6.38%, 06/01/2026
(g)
730 750
Occidental Petroleum Corp
3.40%, 04/15/2026 675 667
4.40%, 04/15/2046 325 311
5.55%, 03/15/2026 240 256
5.88%, 09/01/2025 1,010 1,080
6.13%, 01/01/2031 275 317
6.63%, 09/01/2030 115 135
Petrobras Global Finance BV
5.09%, 01/15/2030 575 583
5.50%, 06/10/2051
(h)
750 660
Petroleos Mexicanos
6.70%, 02/16/2032
(g)
2,203 2,181
Petronas Capital Ltd
3.50%, 04/21/2030
(g)
200 211
Qatar Energy
2.25%, 07/12/2031
(g)
600 578
Saudi Arabian Oil Co
1.63%, 11/24/2025
(g)
750 734
3.25%, 11/24/2050
(g)
500 461
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(g)
500 503
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(g)
275 283
Tullow Oil PLC
10.25%, 05/15/2026
(g)
200 202
Valero Energy Corp
2.85%, 04/15/2025 1,200 1,225
$ 18,213
Other Asset Backed Securities - 0.75%
Chase Funding Trust Series 2003-5
0.71%, 07/25/2033 612 589
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
0.57%, 12/25/2033 18 17
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(g)
730 730

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(g)
$ 2,020 $ 2,016
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 1,485 1,477
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(g)
406 406
$ 5,235
Packaging & Containers - 0.41%
Amcor Flexibles North America Inc
2.63%, 06/19/2030 430 422
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
390 387
5.25%, 08/15/2027
(g)
285 279
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 199
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 905 1,050
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
260 260
LABL Inc
5.88%, 11/01/2028
(g)
170 168
Sealed Air Corp
5.50%, 09/15/2025
(g)
105 113
$ 2,878
Pharmaceuticals - 1.08%
180 Medical Inc
3.88%, 10/15/2029
(g)
245 238
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
100 101
6.13%, 02/01/2027
(g),(n)
225 226
Bristol-Myers Squibb Co
4.13%, 06/15/2039 800 900
Cigna Corp
4.90%, 12/15/2048 165 195
CVS Health Corp
4.30%, 03/25/2028 98 107
4.88%, 07/20/2035 570 665
5.05%, 03/25/2048 2,275 2,786
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 281
Viatris Inc
1.65%, 06/22/2025 175 172
Zoetis Inc
3.25%, 02/01/2023 545 554
4.45%, 08/20/2048 1,035 1,240
$ 7,465
Pipelines - 2.79%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(g)
300 320
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(g)
565 569
5.75%, 03/01/2027
(g)
425 431
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
810 791
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
980 982
Energy Transfer LP
3.75%, 05/15/2030 840 862
4.50%, 04/15/2024 1,325 1,388
5.15%, 03/15/2045 1,625 1,737
Enterprise Products Operating LLC
3.13%, 07/31/2029 1,415 1,454
3.30%, 02/15/2053 1,565 1,445
4.20%, 01/31/2050 515 545
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
$ 240 $ 248
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(g)
343 337
2.16%, 03/31/2034
(g)
300 288
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
810 782
5.63%, 02/15/2026
(g)
170 173
Kinder Morgan Inc
1.75%, 11/15/2026 1,235 1,203
NuStar Logistics LP
5.75%, 10/01/2025 150 157
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 499
5.00%, 03/15/2027 275 303
5.75%, 05/15/2024 1,225 1,315
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031 1,470 1,536
5.88%, 04/15/2026 325 335
6.50%, 07/15/2027 366 388
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,293
$ 19,381
REITs - 1.73%
American Tower Corp
1.30%, 09/15/2025 445 431
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(g)
500 532
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 585 603
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(g)
413 390
6.00%, 04/15/2025
(g)
530 549
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 1,425 1,296
2.30%, 11/15/2028 1,440 1,389
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
723 708
Mid-America Apartments LP
2.88%, 09/15/2051 646 595
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 1,760 1,698
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
130 129
5.88%, 10/01/2028
(g)
55 56
7.50%, 06/01/2025
(g)
110 115
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 229
4.13%, 08/15/2030
(g)
2,812 2,821
XHR LP
4.88%, 06/01/2029
(g)
471 462
$ 12,003
Retail - 0.44%
At Home Group Inc
4.88%, 07/15/2028
(g)
270 258
Bath & Body Works Inc
5.25%, 02/01/2028 225 236
6.63%, 10/01/2030
(g)
340 365
9.38%, 07/01/2025
(g)
162 194
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(g)
450 439

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
IRB Holding Corp
6.75%, 02/15/2026
(g)
$ 35 $ 36
7.00%, 06/15/2025
(g)
30 31
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(g)
755 722
Macy's Retail Holdings LLC
2.88%, 02/15/2023 90 90
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
715 713
$ 3,084
Semiconductors - 0.63%
Broadcom Inc
3.14%, 11/15/2035
(g)
140 133
3.42%, 04/15/2033
(g)
1,905 1,897
NVIDIA Corp
3.50%, 04/01/2050 745 792
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(g)
500 519
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(g)
135 137
3.15%, 05/01/2027
(g)
140 144
Skyworks Solutions Inc
1.80%, 06/01/2026 235 228
TSMC Arizona Corp
2.50%, 10/25/2031 530 523
$ 4,373
Software - 0.77%
Fiserv Inc
4.40%, 07/01/2049 925 1,019
Open Text Corp
3.88%, 02/15/2028
(g)
275 270
3.88%, 12/01/2029
(g)
1,335 1,282
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
850 830
Oracle Corp
2.50%, 04/01/2025 270 272
2.80%, 04/01/2027 525 529
3.95%, 03/25/2051 670 631
salesforce.com Inc
3.70%, 04/11/2028 505 544
$ 5,377
Sovereign - 2.77%
Brazilian Government International Bond
3.75%, 09/12/2031
(h)
1,075 979
3.88%, 06/12/2030 600 565
Chile Government International Bond
2.75%, 01/31/2027 200 203
CoBank ACB
6.25%, 10/01/2026
(f),(i)
670 734
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 1,250 1,074
Dominican Republic International Bond
4.88%, 09/23/2032
(g)
550 540
5.30%, 01/21/2041
(g)
350 332
Egypt Government International Bond
5.80%, 09/30/2027
(g)
1,300 1,217
8.50%, 01/31/2047 300 250
Ghana Government International Bond
7.75%, 04/07/2029
(g)
750 587
Guatemala Government Bond
4.50%, 05/03/2026 750 773
Hungary Government International Bond
3.13%, 09/21/2051
(g)
325 302
Jamaica Government International Bond
7.88%, 07/28/2045 300 413
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
3.50%, 02/12/2034 $ 250 $ 241
4.75%, 03/08/2044 820 844
5.00%, 04/27/2051 335 355
Nigeria Government International Bond
7.38%, 09/28/2033
(g)
875 814
Oman Government International Bond
6.25%, 01/25/2031
(g)
520 553
Pakistan Government International Bond
6.00%, 04/08/2026
(g)
450 433
Panama Government International Bond
3.88%, 03/17/2028 525 552
4.50%, 01/19/2063 400 405
Peruvian Government International Bond
2.78%, 12/01/2060 675 540
Qatar Government International Bond
4.63%, 06/02/2046 500 602
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(g)
1,200 1,260
Saudi Government International Bond
4.00%, 04/17/2025
(g)
725 768
4.50%, 10/26/2046 1,050 1,177
Turkey Government International Bond
6.13%, 10/24/2028 850 784
6.35%, 08/10/2024 205 206
6.38%, 10/14/2025 650 642
UAE International Government Bond
3.25%, 10/19/2061
(g)
300 296
Ukraine Government International Bond
7.25%, 03/15/2033
(g)
550 461
Uruguay Government International Bond
5.10%, 06/18/2050 270 336
$ 19,238
Telecommunications - 2.38%
AT&T Inc
2.75%, 06/01/2031 315 311
3.50%, 09/15/2053 3,038 2,887
5.65%, 02/15/2047 730 933
Axtel SAB de CV
6.38%, 11/14/2024 325 335
CommScope Inc
8.25%, 03/01/2027
(g)
255 249
CT Trust
5.13%, 02/03/2032
(g),(n)
550 560
DKT Finance ApS
9.38%, 06/17/2023
(g)
200 201
Embarq Corp
8.00%, 06/01/2036 112 115
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(g)
600 564
Millicom International Cellular SA
4.50%, 04/27/2031
(g)
250 245
Sprint Communications Inc
6.00%, 11/15/2022 150 155
Sprint Corp
7.63%, 03/01/2026 297 340
7.88%, 09/15/2023 125 135
Telecom Italia Capital SA
6.38%, 11/15/2033 90 92
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
235 243
T-Mobile USA Inc
2.40%, 03/15/2029
(g)
910 880
3.50%, 04/15/2025 715 742
3.50%, 04/15/2031 1,800 1,756
4.00%, 04/15/2022 260 260
VEON Holdings BV
3.38%, 11/25/2027
(g)
875 797

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
2.88%, 11/20/2050 $ 220 $ 196
3.55%, 03/22/2051 2,435 2,448
4.27%, 01/15/2036 934 1,047
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
325 315
VTR Comunicaciones SpA
5.13%, 01/15/2028
(g)
736 723
$ 16,529
Transportation - 0.10%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 105
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/2034 395 444
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
125 131
$ 680
TOTAL BONDS $ 394,878
SENIOR FLOATING RATE INTERESTS
- 1 .78%
Principal
Amount (000's) Value (000's)
Airlines - 0.19%
AAdvantage Loyalty IP Ltd
5.50%, 04/20/2028
(o)
$ 645 $ 668
1 Month USD LIBOR + 4.75%
United Airlines Inc
4.50%, 04/14/2028
(o)
645 645
1 Month USD LIBOR + 3.75%
$ 1,313
Commercial Services - 0.10%
Garda World Security Corp
4.36%, 10/30/2026
(o)
709 710
1 Month USD LIBOR + 4.25%
Consumer Products - 0.06%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
419 405
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0.18%
Russell Investments US Institutional Holdco Inc
4.50%, 05/30/2025
(o)
1,222 1,220
1 Month USD LIBOR + 3.50%
Electronics - 0.04%
Ingram Micro Inc
4.00%, 06/30/2028
(o)
274 273
1 Month USD LIBOR + 3.50%
Entertainment - 0.10%
Enterprise Development Authority/The
5.00%, 02/18/2028
(o)
553 554
1 Month USD LIBOR + 4.25%
Lions Gate Capital Holdings LLC
2.36%, 03/24/2025
(o)
122 121
3 Month USD LIBOR + 2.00%
$ 675
Environmental Control - 0.02%
Madison IAQ LLC
3.75%, 06/21/2028
(o)
149 149
1 Month USD LIBOR + 3.25%
Food - 0.01%
Bellring Brands LLC
4.75%, 10/21/2024
(o)
101 101
1 Month USD LIBOR + 4.00%
Healthcare - Products - 0.06%
Mozart Borrower LP
3.75%, 09/30/2028
(o)
415 413
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.25%
Acrisure LLC
4.35%, 02/15/2027
(o)
$ 421 $ 415
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
0.00%, 02/12/2027
(o),(p)
470 469
Secured Overnight Financing Rate + 3.50%
4.00%, 02/12/2027
(o)
350 349
1 Month USD LIBOR + 3.50%
Asurion LLC
3.23%, 11/03/2023
(o)
256 255
1 Month USD LIBOR + 7.25%
5.36%, 01/31/2028
(o)
270 270
1 Month USD LIBOR + 5.25%
$ 1,758
Lodging - 0.06%
Fertitta Entertainment LLC/NV
0.00%, 01/13/2029
(o),(p)
165 166
Secured Overnight Financing Rate + 4.00%
3.25%, 10/04/2023
(o)
256 257
1 Month USD LIBOR + 2.50%
$ 423
Media - 0.15%
CSC Holdings LLC
2.61%, 04/15/2027
(o)
190 188
1 Month USD LIBOR + 2.50%
Directv Financing LLC
5.75%, 07/22/2027
(o)
846 846
1 Month USD LIBOR + 5.00%
$ 1,034
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
47 51
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0.12%
LABL Inc
5.50%, 10/22/2028
(o)
155 156
1 Month USD LIBOR + 5.00%
Valcour Packaging LLC
4.25%, 09/30/2028
(o)
680 677
1 Month USD LIBOR + 3.75%
$ 833
Pharmaceuticals - 0.21%
Bausch Health Americas Inc
3.11%, 06/01/2025
(o)
517 513
3 Month USD LIBOR + 7.50%
Bausch Health Cos Inc
0.00%, 01/27/2027
(o),(p)
475 471
Secured Overnight Financing Rate + 5.25%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(o)
78 76
1 Month USD LIBOR + 5.00%
Jazz Financing Lux Sarl
4.00%, 05/05/2028
(o)
413 413
1 Month USD LIBOR + 3.50%
$ 1,473
Retail - 0.19%
At Home Group Inc
4.75%, 06/24/2028
(o)
339 338
1 Month USD LIBOR + 4.25%
IRB Holding Corp
0.00%, 12/15/2027
(o),(p)
120 120
Secured Overnight Financing Rate + 3.00%
3.75%, 02/05/2025
(o)
702 701
1 Month USD LIBOR + 2.75%
4.25%, 12/15/2027
(o)
168 168
1 Month USD LIBOR + 3.25%
$ 1,327

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.03%
Level 3 Financing Inc
1.83%, 03/01/2027
(o)
$ 195 $ 192
1 Month USD LIBOR + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 12,350
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 43.34%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.86%
2.49%, 01/01/2034 $ 36 $ 36
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
3.00%, 01/01/2043 1,743 1,817
3.00%, 02/01/2043 768 801
3.00%, 03/01/2043 315 329
4.00%, 02/01/2046 3,939 4,269
4.50%, 04/01/2031 371 399
4.50%, 04/01/2041 2,389 2,604
5.00%, 06/01/2031 257 283
5.50%, 08/01/2023 28 28
5.50%, 05/01/2033 28 32
5.50%, 10/01/2033 35 38
5.50%, 12/01/2033 452 506
5.50%, 11/01/2036 425 476
5.50%, 04/01/2038 87 95
5.50%, 08/01/2038 201 228
6.00%, 07/01/2023 16 17
6.00%, 06/01/2028 1 1
6.00%, 12/01/2031 13 14
6.00%, 12/01/2032 14 16
6.00%, 02/01/2033 85 94
6.00%, 12/01/2033 20 23
6.00%, 10/01/2036 100 114
6.00%, 01/01/2038 11 12
6.00%, 07/01/2038 467 527
6.50%, 03/01/2029 2 3
6.50%, 05/01/2029 4 4
6.50%, 04/01/2031 2 2
6.50%, 09/01/2031 1 2
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 5 5
6.50%, 04/01/2035 43 49
6.50%, 10/01/2035 32 37
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 9 10
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 4 4
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 2 2
8.00%, 09/01/2030 38 40
$ 12,923
Federal National Mortgage Association (FNMA) - 0.28%
1.20%, 10/01/2034 21 21
1.00 x 6 Month USD LIBOR + 1.08%
1.83%, 07/01/2033 304 315
1.00 x 12 Month USD LIBOR + 1.56%
1.91%, 04/01/2036 16 16
1.00 x 12 Month USD LIBOR + 1.54%
1.98%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
1.99%, 08/01/2035 66 67
1.00 x 12 Month USD LIBOR + 1.74%
2.26%, 01/01/2033 38 38
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
2.38%, 04/01/2033 62 62
1.00 x 6 Month USD LIBOR + 2.26%
5.00%, 07/01/2044 1,255 1,394
$ 1,917
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.90%
2.00%, 12/01/2035 $ 1,848 $ 1,863
2.00%, 02/01/2037
(q)
8,000 8,037
2.00%, 01/01/2051 5,273 5,189
2.00%, 02/01/2051 10,726 10,500
2.00%, 03/01/2051 5,959 5,834
2.00%, 03/01/2051 4,685 4,608
2.00%, 11/01/2051 4,962 4,854
2.00%, 12/01/2051 1,696 1,666
2.00%, 12/01/2051 4,976 4,862
2.50%, 04/01/2028 1,079 1,108
2.50%, 06/01/2028 73 75
2.50%, 09/01/2029 258 265
2.50%, 06/01/2035 435 444
2.50%, 08/01/2035 2,097 2,157
2.50%, 05/01/2036 414 425
2.50%, 02/01/2037
(q)
4,000 4,087
2.50%, 08/01/2050 3,521 3,527
2.50%, 07/01/2051 3,866 3,883
2.50%, 03/01/2052
(q)
17,200 17,128
3.00%, 10/01/2029 53 56
3.00%, 09/01/2032 99 103
3.00%, 12/01/2040 134 139
3.00%, 04/01/2043 267 278
3.00%, 05/01/2043 464 483
3.00%, 08/01/2043 1,638 1,701
3.00%, 03/01/2048 2,777 2,853
3.00%, 12/01/2048 77 79
3.00%, 07/01/2050 2,908 2,997
3.00%, 07/01/2051 6,398 6,559
3.50%, 02/01/2033 18 19
3.50%, 05/01/2034 1,032 1,100
3.50%, 01/01/2041 103 110
3.50%, 01/01/2044 832 882
3.50%, 11/01/2044 1,834 1,939
3.50%, 04/01/2047 108 114
3.50%, 10/01/2047 43 46
3.50%, 11/01/2047 2,814 2,977
3.50%, 03/01/2048 24 25
4.00%, 02/01/2031 133 141
4.00%, 03/01/2034 379 413
4.00%, 05/01/2047 3,219 3,433
4.00%, 06/01/2048 9 10
4.50%, 04/01/2024 181 187
4.50%, 06/01/2044 472 517
5.00%, 06/01/2048 935 1,044
5.50%, 02/01/2023 2 2
5.50%, 07/01/2033 49 54
5.50%, 09/01/2033 88 100
5.50%, 05/01/2040 130 142
6.00%, 02/01/2023 1 1
6.00%, 02/01/2038 64 71
6.00%, 05/01/2038 30 33
6.00%, 08/01/2038 139 152
6.00%, 08/01/2038 66 72
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 6 6
6.50%, 08/01/2032 4 4
6.50%, 07/01/2037 191 212
6.50%, 07/01/2037 108 119
6.50%, 12/01/2037 138 157
6.50%, 02/01/2038 217 245
6.50%, 09/01/2038 258 299
7.00%, 03/01/2032 14 15
7.50%, 08/01/2032 4 4
$ 110,410

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 5.41%
2.00%, 02/01/2052 $ 6,000 $ 5,932
2.50%, 02/01/2052 11,300 11,371
3.00%, 06/20/2043 1,313 1,364
3.00%, 01/20/2045 499 516
3.00%, 06/20/2046 252 261
3.00%, 07/20/2046 1,087 1,123
3.00%, 11/20/2046 1,687 1,743
3.00%, 02/01/2052 4,000 4,094
3.50%, 03/15/2042 668 713
3.50%, 04/15/2042 625 660
3.50%, 09/20/2044 57 63
3.50%, 09/20/2047 964 1,032
3.50%, 06/20/2048 1,115 1,166
4.00%, 01/20/2048 2,345 2,520
4.50%, 06/20/2025 708 746
4.50%, 09/15/2039 209 238
4.50%, 03/15/2040 929 1,035
5.00%, 11/15/2033 872 997
5.00%, 06/15/2034 15 17
5.00%, 10/20/2039 62 70
5.00%, 07/20/2040 101 108
5.00%, 02/15/2042 653 747
5.50%, 10/15/2033 400 458
5.50%, 05/20/2035 33 37
5.50%, 02/15/2038 323 371
6.00%, 07/20/2028 13 15
6.00%, 11/20/2028 12 14
6.00%, 01/20/2029 13 14
6.00%, 07/20/2029 3 3
6.00%, 08/15/2031 15 16
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 7 8
6.00%, 02/15/2033 20 21
6.00%, 12/15/2033 13 14
6.50%, 03/20/2028 3 3
6.50%, 05/20/2029 2 3
6.50%, 10/15/2032 7 7
6.50%, 12/15/2032 37 41
7.00%, 06/15/2031 5 6
7.00%, 06/15/2032 26 29
8.00%, 01/20/2031 2 3
$ 37,580
U.S. Treasury - 13.56%
0.38%, 01/31/2026 2,000 1,909
0.50%, 06/30/2027 6,500 6,114
0.88%, 09/30/2026 2,545 2,462
1.63%, 08/15/2029 1,800 1,786
1.75%, 04/30/2022
(r)
9,000 9,034
1.75%, 08/15/2041 2,645 2,463
2.00%, 10/31/2022 19,000 19,192
2.00%, 08/15/2051 11,775 11,486
2.25%, 11/15/2027 7,000 7,216
3.00%, 11/15/2045 4,350 5,017
3.13%, 05/15/2048 9,915 11,896
3.88%, 08/15/2040
(s)
12,220 15,535
$ 94,110
U.S. Treasury Bill - 6.33%
0.04%, 03/17/2022
(t)
28,800 28,799
0.06%, 04/21/2022
(t)
185 185
0.09%, 05/05/2022
(t)
15,000 14,991
$ 43,975
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 300,915
Total Investments $ 761,042
Other Assets and Liabilities -  (9.60)% (66,677)
TOTAL NET ASSETS - 100.00% $ 694,365
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,987 or
1.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $137,926 or 19.86% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,027 or 0.29% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $3,258 or 0.47% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after January 31, 2022, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,606 or 0.23% of net assets.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $890 or 0.13% of net assets.
(t) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 27.13%
Government 23.20%
Financial 15.19%
Consumer, Non-cyclical 7.12%
Money Market Funds 6.95%
Communications 5.58%
Energy 5.58%
Consumer, Cyclical 5 .46%
Industrial 3.84%
Asset Backed Securities 3.41%
Basic Materials 2.51%
Utilities 1.95%
Technology 1.68%
Other Assets and Liabilities
(9.60)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 39,928 $ 203,319 $ 195,910 $ 47,337
$ 39,928 $ 203,319 $ 195,910 $ 47,337
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2022 Long 139 $ 17,788 $ 44
US 10 Year Ultra Note; March 2022 Short 15 2,142 32
US 2 Year Note; March 2022 Short 49 10,616 96
US 5 Year Note; March 2022 Long 162 — (63)
US Long Bond; March 2022 Long 100 15,562 (289)
Total $ (180)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 $ 23,600 $ 955 $ 237 $ 1,192
CDX.NA.HY.37 N/A (5.00)% Quarterly 12/20/2026 11,500 (791) 12 (779)
Total $ 164 $ 249 $ 413
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified International Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .12 % Shares Held Value (000's)
Money Market Funds - 2 .12%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
121,695,756 $ 121,696
TOTAL INVESTMENT COMPANIES $ 121,696
COMMON STOCKS - 97 .73 % Shares Held Value (000's)
Airlines - 0 .38%
Copa Holdings SA
(b)
260,486 $ 21,771
Apparel - 2 .67%
Gildan Activewear Inc 741,200 29,505
Kering SA 59,629 44,529
LVMH Moet Hennessy Louis Vuitton SE 95,985 78,839
$ 152,873
Automobile Manufacturers - 3 .80%
Bayerische Motoren Werke AG 291,968 30,903
Ferrari NV 85,732 19,759
Kia Corp 557,576 38,877
Toyota Motor Corp 5,214,000 103,045
Volvo AB - B Shares 1,105,010 24,936
$ 217,520
Automobile Parts & Equipment - 0 .99%
Toyota Industries Corp 727,300 56,736
Banks - 11 .23%
Bank Leumi Le-Israel BM 1,674,895 17,963
Bank Rakyat Indonesia Persero Tbk PT 170,507,320 48,532
BNP Paribas SA 613,516 43,798
Canadian Imperial Bank of Commerce 186,300 23,394
DBS Group Holdings Ltd 2,214,500 58,168
DNB Bank ASA 1,528,246 36,373
Grupo Financiero Banorte SAB de CV 3,467,230 21,932
HDFC Bank Ltd ADR 349,031 23,954
ICICI Bank Ltd ADR 2,885,905 62,711
Intesa Sanpaolo SpA 18,392,282 54,659
Kasikornbank PCL 4,622,500 21,109
Kotak Mahindra Bank Ltd 896,794 22,478
Lloyds Banking Group PLC 78,610,142 54,553
Mediobanca Banca di Credito Finanziario SpA 3,113,502 35,670
PT Bank Central Asia Tbk 33,799,270 17,978
TCS Group Holding PLC 358,290 25,854
Toronto-Dominion Bank/The 513,224 41,106
United Overseas Bank Ltd 1,477,900 33,029
$ 643,261
Beverages - 1 .05%
Carlsberg AS 256,809 41,585
Heineken NV 174,707 18,737
$ 60,322
Biotechnology - 0 .96%
CSL Ltd 197,454 36,577
Genmab A/S
(b)
53,691 18,283
$ 54,860
Building Materials - 4 .01%
Beijing New Building Materials PLC 2,210,698 11,320
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
2,966,687 23,229
China Lesso Group Holdings Ltd 11,730,000 20,393
Cie de Saint-Gobain 842,870 57,034
CRH PLC 1,583,968 79,499
Geberit AG 34,659 23,548
Voltas Ltd 931,464 14,849
$ 229,872
Chemicals - 2 .24%
Akzo Nobel NV 298,466 30,893
Evonik Industries AG 533,659 17,410
Koninklijke DSM NV 171,562 32,161
Nippon Sanso Holdings Corp 589,200 11,701
Shin-Etsu Chemical Co Ltd 216,300 36,189
$ 128,354
Commercial Services - 0 .39%
TechnoPro Holdings Inc 861,900 22,049
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 3 .67%
Capgemini SE 267,144 $ 60,058
Globant SA
(b)
55,558 14,177
Infosys Ltd 2,421,810 56,980
Logitech International SA 556,536 46,765
Nomura Research Institute Ltd 634,200 22,201
WNS Holdings Ltd ADR
(b)
119,927 10,093
$ 210,274
Consumer Products - 0 .86%
Hindustan Unilever Ltd 755,544 23,103
Reckitt Benckiser Group PLC 323,656 26,223
$ 49,326
Cosmetics & Personal Care - 1 .07%
L'Oreal SA 142,664 60,938
Distribution & Wholesale - 2 .16%
Bunzl PLC 567,563 21,259
Ferguson PLC 315,831 49,678
ITOCHU Corp 1,283,900 41,247
Pop Mart International Group Ltd
(b),(d)
2,324,200 11,570
$ 123,754
Diversified Financial Services - 2 .15%
Banca Generali SpA 320,042 12,890
Euronext NV
(d)
130,860 12,616
Housing Development Finance Corp Ltd 1,267,794 43,258
KB Financial Group Inc 470,478 23,317
SBI Holdings Inc/Japan 515,800 13,306
St James's Place PLC 869,616 17,951
$ 123,338
Electric - 2 .00%
Enel SpA 5,619,617 43,252
Iberdrola SA 4,337,852 49,734
Northland Power Inc 752,000 21,776
$ 114,762
Electrical Components & Equipment - 0 .49%
Delta Electronics Inc 2,863,000 28,245
Electronics - 0 .99%
Hoya Corp 435,104 56,419
Engineering & Construction - 0 .63%
Vinci SA 329,993 36,169
Food - 3 .71%
Ajinomoto Co Inc 642,700 17,932
Dino Polska SA
(b),(d)
202,462 15,598
Nestle SA 858,729 110,895
Seven & i Holdings Co Ltd 1,054,000 53,605
Want Want China Holdings Ltd 14,491,000 14,217
$ 212,247
Hand & Machine Tools - 0 .51%
Techtronic Industries Co Ltd 1,772,000 29,238
Healthcare - Products - 1 .61%
Alcon Inc 463,037 35,704
Getinge AB 849,284 33,204
Sartorius Stedim Biotech 29,865 13,096
Tecan Group AG 21,316 10,364
$ 92,368
Healthcare - Services - 2 .32%
Fresenius SE & Co KGaA 450,233 18,586
ICON PLC
(b)
214,769 57,068
Lonza Group AG 82,786 57,076
$ 132,730
Home Builders - 1 .27%
Daiwa House Industry Co Ltd 485,500 14,168
Persimmon PLC 851,457 27,740
Taylor Wimpey PLC 15,137,601 31,056
$ 72,964
Home Furnishings - 2 .56%
Haier Smart Home Co Ltd 5,014,000 20,101
Howden Joinery Group PLC 3,014,347 33,256
JS Global Lifestyle Co Ltd
(d)
5,533,000 8,842

Schedule of Investments
Diversified International Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings (continued)
Sony Group Corp 756,700 $ 84,651
$ 146,850
Insurance - 3 .52%
AIA Group Ltd 6,384,200 66,650
AXA SA 983,680 31,154
Fairfax Financial Holdings Ltd 49,300 23,805
ICICI Lombard General Insurance Co Ltd
(d)
714,898 13,215
Legal & General Group PLC 5,501,599 21,511
Sampo Oyj 521,916 25,904
Tryg A/S 819,521 19,419
$ 201,658
Internet - 0 .83%
East Money Information Co Ltd 2,369,400 11,832
Shopify Inc
(b)
36,998 35,675
$ 47,507
Iron & Steel - 0 .51%
Vale SA 1,908,200 29,144
Leisure Products & Services - 1 .03%
Shimano Inc 183,700 41,193
Yamaha Motor Co Ltd 747,100 17,791
$ 58,984
Machinery - Construction & Mining - 0 .40%
Weir Group PLC/The 973,475 22,922
Machinery - Diversified - 3 .19%
Atlas Copco AB - A Shares 531,525 31,459
Ebara Corp 918,600 45,022
GEA Group AG 411,966 19,463
Keyence Corp 82,900 42,521
NARI Technology Co Ltd 1,767,005 9,876
Omron Corp 318,300 23,271
Shanghai Friendess Electronic Technology Corp
Ltd
218,469 10,888
$ 182,500
Mining - 1 .57%
Anglo American PLC 659,110 29,057
Franco-Nevada Corp 243,525 32,216
Rio Tinto Ltd 358,385 28,494
$ 89,767
Miscellaneous Manufacturers - 1 .48%
JSR Corp 828,400 27,460
Pidilite Industries Ltd 453,043 14,961
Siemens AG 266,853 42,368
$ 84,789
Oil & Gas - 4 .00%
BP PLC 8,694,448 45,071
Equinor ASA 1,119,685 30,867
LUKOIL PJSC ADR 342,630 30,683
Neste Oyj 556,622 25,103
Reliance Industries Ltd 1,084,903 34,964
TotalEnergies SE 1,098,825 62,487
$ 229,175
Pharmaceuticals - 5 .45%
AstraZeneca PLC 745,171 86,684
Dechra Pharmaceuticals PLC 219,983 12,356
Novo Nordisk A/S 963,030 95,791
Roche Holding AG 303,514 117,460
$ 312,291
Private Equity - 3 .62%
3i Group PLC 4,551,397 84,764
Brookfield Asset Management Inc 1,792,153 98,691
Intermediate Capital Group PLC 921,234 23,791
$ 207,246
Real Estate - 0 .20%
Tokyo Tatemono Co Ltd 757,400 11,290
REITs - 0 .14%
Keppel DC REIT 5,179,100 8,221
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3 .51%
Alimentation Couche-Tard Inc 1,258,192 $ 50,747
Bosideng International Holdings Ltd 35,214,000 17,165
Home Product Center PCL 30,001,500 12,804
JD Sports Fashion PLC
(b)
14,949,480 38,333
Li Ning Co Ltd 3,237,000 31,587
Wal-Mart de Mexico SAB de CV 14,920,878 50,611
$ 201,247
Semiconductors - 8 .98%
Advantest Corp 292,400 24,887
ASM International NV 66,700 22,917
ASML Holding NV 176,758 119,716
MediaTek Inc 925,000 36,740
Nordic Semiconductor ASA
(b)
564,209 16,717
Novatek Microelectronics Corp 675,000 11,871
Samsung Electronics Co Ltd 1,779,769 110,700
Taiwan Semiconductor Manufacturing Co Ltd 7,394,544 170,977
$ 514,525
Software - 0 .35%
Dassault Systemes SE 418,027 20,215
Telecommunications - 1 .75%
Deutsche Telekom AG 1,125,366 21,246
Nice Ltd ADR
(b)
63,366 16,225
Nippon Telegraph & Telephone Corp 1,309,600 37,478
SoftBank Group Corp 573,800 25,419
$ 100,368
Toys, Games & Hobbies - 1 .34%
Nintendo Co Ltd 156,100 76,496
Transportation - 2 .14%
Canadian National Railway Co 348,448 42,470
Canadian Pacific Railway Ltd 558,800 39,977
Deutsche Post AG 669,144 40,269
$ 122,716
TOTAL COMMON STOCKS $ 5,598,301
Total Investments $ 5,719,997
Other Assets and Liabilities -  0.15% 8,363
TOTAL NET ASSETS - 100.00% $ 5,728,360
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $61,841 or 1.08% of net assets.

Schedule of Investments
Diversified International Fund
January 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 15 .85%
United Kingdom 10 .94%
France 8 .87%
Canada 7 .67%
Switzerland 7 .02%
India 5 .59%
Taiwan 4 .33%
Netherlands 4 .14%
Germany 3 .31%
Denmark 3 .05%
Korea, Republic Of 3 .02%
Italy 2 .88%
China 2 .88%
Ireland 2 .39%
Hong Kong 2 .12%
United States 2 .12%
Singapore 1 .74%
Sweden 1 .57%
Norway 1 .47%
Mexico 1 .26%
Indonesia 1 .16%
Australia 1 .14%
Finland 0 .89%
Spain 0 .87%
Thailand 0 .59%
Israel 0 .59%
Russian Federation 0 .53%
Brazil 0 .51%
Cyprus 0 .45%
Panama 0 .38%
Poland 0 .27%
Uruguay 0 .25%
Other Assets and Liabilities
0 .15%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 178,446 $ 479,150 $ 535,900 $ 121,696
$ 178,446 $ 479,150 $ 535,900 $ 121,696
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .69 % Shares Held Value (000's)
Money Market Funds - 1 .69%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
180,384,715 $ 180,385
TOTAL INVESTMENT COMPANIES $ 180,385
COMMON STOCKS - 98 .05 % Shares Held Value (000's)
Apparel - 1 .60%
NIKE Inc 1,153,311 $ 170,771
Automobile Manufacturers - 2 .31%
PACCAR Inc 2,655,063 246,894
Automobile Parts & Equipment - 2 .45%
Magna International Inc 3,250,574 262,029
Banks - 8 .92%
Bank of America Corp 2,347,660 108,321
First Republic Bank/CA 1,200,315 208,363
JPMorgan Chase & Co 1,600,254 237,798
Morgan Stanley 1,608,574 164,943
PNC Financial Services Group Inc/The 1,139,673 234,761
$ 954,186
Beverages - 1 .94%
Coca-Cola Co/The 3,398,592 207,348
Biotechnology - 1 .67%
Corteva Inc 3,707,962 178,279
Chemicals - 2 .25%
Air Products and Chemicals Inc 458,360 129,313
PPG Industries Inc 714,610 111,622
$ 240,935
Computers - 2 .05%
Apple Inc 1,255,730 219,477
Diversified Financial Services - 4 .10%
BlackRock Inc 346,702 285,315
Discover Financial Services 1,323,510 153,196
$ 438,511
Electric - 5 .49%
Eversource Energy 1,343,706 120,248
NextEra Energy Inc 2,222,635 173,632
Sempra Energy 407,555 56,308
WEC Energy Group Inc 1,226,501 119,020
Xcel Energy Inc 1,694,146 118,014
$ 587,222
Electronics - 0 .84%
Honeywell International Inc 440,722 90,119
Food - 3 .31%
Hormel Foods Corp 4,795,903 227,661
Tyson Foods Inc 1,393,804 126,683
$ 354,344
Healthcare - Products - 5 .66%
Abbott Laboratories 2,388,087 304,386
Medtronic PLC 1,966,917 203,556
STERIS PLC 431,770 96,889
$ 604,831
Healthcare - Services - 1 .01%
UnitedHealth Group Inc 229,647 108,524
Insurance - 4 .58%
Chubb Ltd 967,254 190,820
Fidelity National Financial Inc 3,685,924 185,586
Swiss Re AG ADR 4,139,012 113,078
$ 489,484
Machinery - Construction & Mining - 0 .66%
Caterpillar Inc 352,830 71,116
Machinery - Diversified - 2 .32%
Deere & Co 659,778 248,340
Media - 1 .64%
Cable One Inc 54,108 83,582
Comcast Corp - Class A 1,840,876 92,026
$ 175,608
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3 .90%
Parker-Hannifin Corp 834,722 $ 258,772
Trane Technologies PLC 917,114 158,753
$ 417,525
Oil & Gas - 4 .47%
Chevron Corp 1,140,875 149,831
EOG Resources Inc 1,649,831 183,923
Marathon Petroleum Corp 2,017,291 144,741
$ 478,495
Pharmaceuticals - 10 .14%
Becton Dickinson and Co 847,623 215,415
Eli Lilly & Co 113,896 27,949
Merck & Co Inc 2,908,747 237,005
Novartis AG ADR 2,084,378 181,153
Pfizer Inc 2,952,202 155,552
Roche Holding AG ADR 5,496,406 267,070
$ 1,084,144
Pipelines - 1 .06%
Enterprise Products Partners LP 4,801,373 113,504
Private Equity - 2 .81%
KKR & Co Inc 4,216,737 300,063
REITs - 4 .46%
Alexandria Real Estate Equities Inc 966,567 188,326
Digital Realty Trust Inc 1,204,853 179,800
Realty Income Corp 1,567,099 108,773
$ 476,899
Retail - 3 .60%
Costco Wholesale Corp 350,774 177,186
Starbucks Corp 1,241,533 122,068
Target Corp 386,757 85,253
$ 384,507
Semiconductors - 3 .97%
Microchip Technology Inc 2,691,603 208,545
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,763,687 216,281
$ 424,826
Software - 3 .98%
Activision Blizzard Inc 739,840 58,455
Fidelity National Information Services Inc 871,372 104,495
Microsoft Corp 551,033 171,360
SAP SE ADR 730,512 91,467
$ 425,777
Telecommunications - 4 .66%
BCE Inc 5,111,608 267,133
Verizon Communications Inc 4,340,589 231,049
$ 498,182
Transportation - 2 .20%
Expeditors International of Washington Inc 863,524 98,856
Union Pacific Corp 559,134 136,736
$ 235,592
TOTAL COMMON STOCKS $ 10,487,532
Total Investments $ 10,667,917
Other Assets and Liabilities -  0.26% 27,706
TOTAL NET ASSETS - 100.00% $ 10,695,623
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Equity Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .87%
Consumer, Non-cyclical 23 .73%
Technology 10 .00%
Consumer, Cyclical 9 .96%
Industrial 9 .92%
Communications 6 .30%
Energy 5 .53%
Utilities 5 .49%
Basic Materials 2 .25%
Money Market Funds 1 .69%
Other Assets and Liabilities
0 .26%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 211,675 $ 887,106 $ 918,396 $ 180,385
$ 211,675 $ 887,106 $ 918,396 $ 180,385
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .98 % Shares Held Value (000's)
Money Market Funds - 7 .98%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
58,116,982 $ 58,117
TOTAL INVESTMENT COMPANIES $ 58,117
BONDS - 83 .53%
Principal
Amount (000's) Value (000's)
Banks - 9 .64%
Absa Group Ltd
6.38%, 05/27/2026
(d),(e),(f)
$ 4,275 $ 4,276
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(d),(e),(f),(g)
5,600 5,369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(e),(f),(g)
8,025 7,804
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
HDFC Bank Ltd
3.70%, 08/25/2026
(d),(e),(f),(g)
7,600 7,377
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.93%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 8,856 8,856
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(d),(e),(f)
8,625 8,517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Korea Development Bank/The
0.51%, 02/18/2023 8,525 8,539
3 Month USD LIBOR + 0.35%
QIB Sukuk Ltd
1.49%, 02/07/2025 5,000 5,038
3 Month USD LIBOR + 1.35%
Standard Chartered Bank
2.89%, 01/28/2023
(g),(h)
CNY 90,700 14,452
$ 70,228
Beverages - 0 .54%
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(g)
$ 3,900 3,954
Building Materials - 1 .10%
Cemex SAB de CV
5.13%, 06/08/2026
(d),(e),(g)
2,650 2,659
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(g)
2,875 2,961
5.20%, 09/17/2030 2,350 2,421
$ 8,041
Chemicals - 2 .09%
ICL Group Ltd
6.38%, 05/31/2038
(g)
4,325 5,321
Sasol Financing USA LLC
4.38%, 09/18/2026 5,525 5,456
5.50%, 03/18/2031 4,575 4,472
$ 15,249
Commercial Services - 0 .84%
Bidvest Group UK PLC/The
3.63%, 09/23/2026
(g)
6,250 6,149
Cosmetics & Personal Care - 0 .20%
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
1,649 1,465
Diversified Financial Services - 0 .86%
Power Finance Corp Ltd
5.25%, 08/10/2028 5,710 6,254
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 2 .25%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
$ 700 $ 681
3.95%, 02/12/2030 4,550 4,423
Alfa Desarrollo SpA
4.55%, 09/27/2051
(g)
4,250 3,892
Comision Federal de Electricidad
5.00%, 09/29/2036 4,582 4,659
NPC Ukrenergo
6.88%, 11/09/2026
(g)
3,550 2,765
$ 16,420
Energy - Alternate Sources - 0 .53%
Energo-Pro AS
8.50%, 02/04/2027
(g),(i)
3,825 3,863
Engineering & Construction - 1 .55%
IHS Holding Ltd
5.63%, 11/29/2026
(g)
4,900 4,936
State Agency of Roads of Ukraine
6.25%, 06/24/2028
(g)
5,600 4,349
6.25%, 06/24/2028 2,550 1,980
$ 11,265
Food - 0 .22%
MARB BondCo PLC
3.95%, 01/29/2031 1,775 1,629
Internet - 1 .78%
Prosus NV
3.26%, 01/19/2027
(g)
6,700 6,690
United Group BV
4.00%, 11/15/2027 EUR 2,250 2,412
4.63%, 08/15/2028
(g)
3,575 3,876
$ 12,978
Iron & Steel - 0 .67%
CSN Inova Ventures
6.75%, 01/28/2028 $ 4,600 4,839
Lodging - 1 .03%
Melco Resorts Finance Ltd
5.25%, 04/26/2026 500 487
5.63%, 07/17/2027
(g)
1,250 1,206
5.63%, 07/17/2027 950 917
5.75%, 07/21/2028 2,500 2,400
Studio City Finance Ltd
5.00%, 01/15/2029 2,900 2,521
$ 7,531
Media - 0 .36%
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
2,650 2,599
Mining - 1 .89%
Endeavour Mining PLC
5.00%, 10/14/2026
(g)
4,525 4,389
Stillwater Mining Co
4.00%, 11/16/2026
(g)
6,725 6,424
4.50%, 11/16/2029
(g)
3,150 2,938
$ 13,751
Oil & Gas - 8 .61%
Ecopetrol SA
6.88%, 04/29/2030 2,600 2,787
Energean Israel Finance Ltd
4.88%, 03/30/2026
(g)
6,125 6,010
5.38%, 03/30/2028
(g)
6,050 5,884
Kosmos Energy Ltd
7.13%, 04/04/2026 3,325 3,242
7.50%, 03/01/2028
(g)
1,150 1,101
7.50%, 03/01/2028 2,800 2,681
7.75%, 05/01/2027
(g)
1,550 1,511

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
$ 2,500 $ 2,561
6.13%, 06/30/2025
(g)
4,150 4,347
6.50%, 06/30/2027
(g)
5,275 5,611
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(g)
3,775 3,620
Petroleos Mexicanos
5.35%, 02/12/2028 4,225 4,132
5.95%, 01/28/2031 1,100 1,047
6.70%, 02/16/2032
(g)
3,275 3,242
6.75%, 09/21/2047 6,127 5,257
6.84%, 01/23/2030 5,650 5,783
SA Global Sukuk Ltd
0.95%, 06/17/2024 4,000 3,902
$ 62,718
Pipelines - 1 .35%
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
5,350 5,129
2.16%, 03/31/2034 4,925 4,721
$ 9,850
Sovereign - 44 .94%
1MDB Global Investments Ltd
4.40%, 03/09/2023 16,900 16,913
Angolan Government International Bond
9.13%, 11/26/2049 1,850 1,767
9.38%, 05/08/2048 2,350 2,291
9.50%, 11/12/2025 9,600 10,484
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(h)
29,850 10,075
1.13%, 07/09/2035
(h)
19,681 6,072
Bahamas Government International Bond
6.00%, 11/21/2028 6,700 5,452
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2027 BRL 104,100 18,710
Chile Government International Bond
2.25%, 10/30/2022 $ 4,000 4,027
China Government International Bond
1.95%, 12/03/2024 2,500 2,535
Colombia Government International Bond
5.20%, 05/15/2049 2,500 2,153
5.63%, 02/26/2044 5,775 5,277
6.13%, 01/18/2041 4,500 4,410
Dominican Republic International Bond
4.50%, 01/30/2030 1,250 1,226
4.88%, 09/23/2032 2,275 2,232
Ecuador Government International Bond
0.50%, 07/31/2040
(h)
7,250 4,437
1.00%, 07/31/2035
(h)
4,900 3,462
5.00%, 07/31/2030
(h)
3,900 3,383
Egypt Government International Bond
7.90%, 02/21/2048 2,200 1,752
8.50%, 01/31/2047 3,500 2,919
El Salvador Government International Bond
7.12%, 01/20/2050 6,950 3,666
7.63%, 09/21/2034 1,100 586
7.63%, 02/01/2041 2,600 1,384
7.65%, 06/15/2035 2,350 1,274
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 43,850,000 3,030
6.50%, 02/15/2031 52,400,000 3,645
7.00%, 05/15/2027 36,250,000 2,678
9.00%, 03/15/2029 76,050,000 6,078
Iraq International Bond
5.80%, 01/15/2028 $ 14,006 13,411
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 13,700 $ 14,427
4.88%, 01/30/2032
(g)
2,775 2,922
5.88%, 10/17/2031 1,550 1,753
Mexican Bonos
7.75%, 11/23/2034 MXN 583,900 28,319
Mexico Government International Bond
4.13%, 01/21/2026 $ 2,000 2,153
Nigeria Government International Bond
7.14%, 02/23/2030 8,450 8,219
8.25%, 09/28/2051
(g)
3,950 3,611
8.25%, 09/28/2051 3,200 2,926
Oman Government International Bond
6.50%, 03/08/2047 3,825 3,635
6.75%, 01/17/2048 6,975 6,820
Panama Government International Bond
4.00%, 09/22/2024 5,000 5,212
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 528,000 30,868
Republic of South Africa Government
International Bond
5.00%, 10/12/2046 $ 9,050 7,779
Romanian Government International Bond
2.00%, 01/28/2032 EUR 1,950 1,940
2.00%, 04/14/2033 3,575 3,457
2.75%, 04/14/2041 2,675 2,511
2.88%, 04/13/2042 2,400 2,261
3.75%, 02/07/2034
(g),(i)
5,150 5,770
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 220,400 2,174
7.25%, 05/10/2034 432,600 4,796
Saudi Government International Bond
2.88%, 03/04/2023 $ 3,100 3,151
Slovenia Government International Bond
5.25%, 02/18/2024 5,000 5,374
Sri Lanka Government International Bond
6.20%, 05/11/2027 550 268
6.83%, 07/18/2026 4,350 2,140
6.85%, 11/03/2025 5,300 2,743
Tunisian Republic
5.63%, 02/17/2024 EUR 1,250 1,140
5.75%, 01/30/2025 $ 6,100 4,709
6.38%, 07/15/2026 EUR 3,625 3,122
Turkey Government International Bond
4.88%, 04/16/2043 $ 6,300 4,532
Ukraine Government International Bond
0.00%, 05/31/2040
(b),(h)
5,575 4,181
6.88%, 05/21/2029
(g)
4,600 3,853
6.88%, 05/21/2029 1,625 1,361
7.75%, 09/01/2025 2,125 1,865
Zambia Government International Bond
0.00%, 04/14/2024
(b)
2,725 2,057
$ 327,378
Supranational Bank - 0 .87%
Africa Finance Corp
2.88%, 04/28/2028
(g)
6,500 6,360
Telecommunications - 2 .21%
CT Trust
5.13%, 02/03/2032
(g),(i)
4,850 4,939
VEON Holdings BV
3.38%, 11/25/2027
(g)
4,175 3,801
3.38%, 11/25/2027 8,050 7,327
$ 16,067
TOTAL BONDS $ 608,588

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

CREDIT LINKED STRUCTURED NOTES
- 2 .89%
Principal
Amount (000's) Value (000's)
Sovereign - 2 .89%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(g)
CNY 129,200 $ 21,048
TOTAL CREDIT LINKED STRUCTURED NOTES $ 21,048
Total Investments $ 687,753
Other Assets and Liabilities -  5.60% 40,808
TOTAL NET ASSETS - 100.00% $ 728,561
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $33,343 or 4.58% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $197,439 or 27.10% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security purchased on a when-issued basis.
Portfolio Summary  (unaudited)
Location Percent
United States 11 .80%
Mexico 9 .34%
South Africa 5 .90%
Israel 5 .15%
Brazil 3 .74%
United Kingdom 3 .64%
Netherlands 3 .31%
Cayman Islands 3 .26%
China 3 .24%
Virgin Islands, British 3 .21%
Ukraine 2 .80%
Cote d'Ivoire 2 .62%
India 2 .57%
Argentina 2 .21%
Romania 2 .18%
Indonesia 2 .12%
Nigeria 2 .03%
Colombia 2 .00%
Angola 1 .99%
Iraq 1 .84%
Jersey, Channel Islands 1 .55%
Ecuador 1 .54%
Oman 1 .44%
Tunisia 1 .24%
Azerbaijan 1 .22%
Korea, Republic Of 1 .17%
Chile 1 .08%
Russian Federation 0 .96%
El Salvador 0 .94%
Supranational 0 .87%
Bahamas 0 .75%
Slovenia 0 .74%
Panama 0 .72%
Sri Lanka 0 .71%
Guatemala 0 .68%
Egypt 0 .64%
Turkey 0 .62%
Czech Republic 0 .53%
Luxembourg 0 .50%
Dominican Republic 0 .48%
Saudi Arabia 0 .43%
Ireland 0 .36%
Zambia 0 .28%
Other Assets and Liabilities
5 .60%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 54,289 $ 156,629 $ 152,801 $ 58,117
$ 54,289 $ 156,629 $ 152,801 $ 58,117
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; March 2022 Short 46 $ 8,739 $ 261
US 10 Year Note; March 2022 Short 557 71,279 10
US 5 Year Note; March 2022 Short 289 34,450 (30)
US Long Bond; March 2022 Short 32 4,980 8
Total $ 249
Amounts in thousands except contracts.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 02/10/2022 EUR 371 $ 425 $ — $ (8)
Goldman Sachs & Co 02/11/2022 $ 10,073 TRY 144,499 — (737)
Goldman Sachs & Co 02/18/2022 RUB 89,000 $ 1,164 — (17)
HSBC Securities Inc 02/10/2022 EUR 1,509 $ 1,713 — (19)
HSBC Securities Inc 02/10/2022 $ 220 EUR 195 2 —
HSBC Securities Inc 02/18/2022 EUR 6,700 $ 7,678 — (150)
HSBC Securities Inc 02/18/2022 ILS 48,200 $ 15,488 — (251)
HSBC Securities Inc 02/18/2022 RUB 1,813,400 $ 23,618 73 (307)
HSBC Securities Inc 02/18/2022 $ 32,848 RUB 2,494,500 681 —
HSBC Securities Inc 02/18/2022 $ 20,485 CNY 130,739 — (13)
HSBC Securities Inc 02/18/2022 $ 7,747 MXN 158,800 66 —
HSBC Securities Inc 02/18/2022 $ 3,658 ZAR 55,601 47 —
JPMorgan Chase 02/10/2022 EUR 13,939 $ 15,921 — (260)
JPMorgan Chase 02/10/2022 $ 44,674 EUR 39,484 311 —
JPMorgan Chase 02/11/2022 TRY 208,199 $ 15,418 160 (3)
JPMorgan Chase 02/11/2022 $ 4,411 TRY 63,700 — (354)
JPMorgan Chase 02/18/2022 BRL 82,500 $ 14,549 932 —
JPMorgan Chase 02/18/2022 CNY 130,739 $ 20,508 — (10)
JPMorgan Chase 02/18/2022 CZK 261,100 $ 12,111 — (71)
JPMorgan Chase 02/18/2022 EUR 20,000 $ 22,907 — (433)
JPMorgan Chase 02/18/2022 HUF 7,263,000 $ 23,115 — (184)
JPMorgan Chase 02/18/2022 INR 1,582,500 $ 21,307 — (120)
JPMorgan Chase 02/18/2022 ILS 17,500 $ 5,636 — (104)
JPMorgan Chase 02/18/2022 MXN 313,800 $ 15,209 53 (83)
JPMorgan Chase 02/18/2022 PLN 152,400 $ 37,693 121 (493)
JPMorgan Chase 02/18/2022 RUB 28,000 $ 358 3 —
JPMorgan Chase 02/18/2022 ZAR 204,000 $ 13,175 77 (3)
JPMorgan Chase 02/18/2022 KRW 18,000,000 $ 15,184 — (256)
JPMorgan Chase 02/18/2022 $ 22,888 PLN 92,400 261 —
JPMorgan Chase 02/18/2022 $ 14,502 MXN 299,800 4 (4)
JPMorgan Chase 02/18/2022 $ 7,212 BRL 39,800 — (257)
JPMorgan Chase 02/18/2022 $ 6,599 KRW 8,000,000 — (36)
JPMorgan Chase 02/18/2022 $ 311 HUF 100,000 — (5)
JPMorgan Chase 02/18/2022 $ 133 INR 10,000 — (1)
JPMorgan Chase 02/18/2022 $ 30,522 EUR 26,700 519 —
JPMorgan Chase 02/18/2022 $ 12,046 CZK 261,714 — (22)
JPMorgan Chase 02/18/2022 $ 23,392 ZAR 360,800 53 (93)
Total $ 3,363 $ (4,294)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Barclays Bank PLC CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 $ 14,200 $ 716 $ 1 $ 717 $ —
Barclays Bank PLC CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 7,100 380 (21) 359 —
Barclays Bank PLC CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 9,200 493 (28) 465 —
Goldman Sachs & Co CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 5,350 238 32 270 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 10,700 529 11 540 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 5,550 289 (9) 280 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 10,500 441 89 530 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 10,900 470 80 550 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 10,800 474 71 545 —
Total $ 4,030 $ 226 $ 4,256 $ —

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Goldman Sachs & Co CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 $ 11,000 $ (472) $ (83) $ — $ (555)
HSBC Securities Inc CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 6,900 (295) (53) — (348)
JP Morgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 21,800 (1,127) 26 — (1,101)
JP Morgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 5,400 (280) 7 — (273)
JP Morgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 10,900 (554) 4 — (550)
JPMorgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 10,700 (472) (68) — (540)
JPMorgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 5,300 (234) (34) — (268)
Total $ (3,434) $ (201) $ — $ (3,635)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $72,000.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Prague Interbank
Offered Rate
Receive 2.58% Annual Semiannual N/A 03/16/2032 CZK 577,000 $ 2,320 $ 45 $ 2,365
6 Month Prague Interbank
Offered Rate
Pay 3.05% Semiannual Annual N/A 03/16/2027 1,091,000 (2,345) (57) (2,402)
6 Month Thai Baht Interest
Rate Fixing
Receive 0.76% Annual Annual N/A 03/16/2024 THB 2,600,000 77 — 77
6 Month Thai Baht Interest
Rate Fixing
Pay 1.16% Annual Annual N/A 03/16/2027 738,000 (229) — (229)
6 Month Thai Baht Interest
Rate Fixing
Pay 1.16% Annual Annual N/A 03/16/2027 341,000 (111) 5 (106)
6 Month Thai Baht Interest
Rate Fixing
Receive 0.76% Annual Annual N/A 03/16/2024 1,200,000 36 (1) 35
6 Month Thai Baht Interest
Rate Fixing
Pay 1.16% Annual Annual N/A 03/16/2027 450,000 (117) (23) (140)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 PLN 57,000 682 766 1,448
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 42,000 (452) (615) (1,067)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 62,900 908 689 1,597
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 83,400 1,618 500 2,118
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 61,300 1,186 371 1,557
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 61,000 (174) (1,375) (1,549)
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 62,500 (1,497) (90) (1,587)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 62,500 1,667 (80) 1,587
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 100,000 (698) (1,841) (2,539)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 62,500 1,612 (25) 1,587

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
India Overnight Mumbai
Interbank Outright Rate
Pay 5.46% Annual Annual N/A 10/07/2026 INR 651,000 $ (113) $ 97 $ (16)
India Overnight Mumbai
Interbank Outright Rate
Pay 5.46% Annual Annual N/A 10/07/2026 1,970,000 (327) 280 (47)
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 1,348,000 (49) 81 32
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 1,348,000 (75) 107 32
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 2,686,000 65 — 65
MXN TIIE Banxico Pay 7.25% Monthly Monthly N/A 03/10/2027 MXN 713,400 (364) (3) (367)
MXN TIIE Banxico Receive 7.21% Monthly Monthly N/A 03/13/2024 1,608,000 537 7 544
Secured Overnight Financing
Rate
Receive 1.49% Annual Annual N/A 12/17/2031 $ 32,700 382 — 382
Secured Overnight Financing
Rate
Receive 1.41% Annual Annual N/A 12/17/2031 31,600 491 — 491
Secured Overnight Financing
Rate
Pay 1.41% Annual Annual N/A 12/17/2031 31,600 42 (533) (491)
Secured Overnight Financing
Rate
Pay 1.49% Annual Annual N/A 12/17/2031 32,700 (94) (391) (485)
Sinacofi Chile Interbank Rate
Avg
Receive 5.05% Annual Annual N/A 03/16/2027 CLP 15,000,000 406 — 406
Sinacofi Chile Interbank Rate
Avg
Receive 5.05% Annual Annual N/A 03/16/2027 6,480,000 47 129 176
Sinacofi Chile Interbank Rate
Avg
Receive 5.05% Annual Annual N/A 03/16/2027 8,600,000 47 186 233
Sinacofi Chile Interbank Rate
Avg
Pay 5.05% Annual Annual N/A 03/16/2027 21,000,000 423 (992) (569)
Sinacofi Chile Interbank Rate
Avg
Pay 5.05% Annual Annual N/A 03/16/2027 9,080,000 152 (398) (246)
Total $ 6,053 $ (3,161) $ 2,892
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
25,000,000 Receive Secured Overnight
Financing Rate +
0.85%
Monthly 06/21/2022 $ 3,733 $ — $ 240 $ —
JPMorgan Chase Ghana Government
Bond, 19.50%,
07/09/2024
3,800,000 Receive Secured Overnight
Financing Rate +
0.85%
Quarterly 07/09/2024 568 — 27 —
Total $ — $ 267 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11 .89 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .41%
Invesco Preferred ETF 9,500 $ 137
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
87,000 11,115
iShares Russell 1000 ETF 8,825 2,202
SPDR Bloomberg High Yield Bond ETF
(a)
40,000 4,223
$ 17,677
Money Market Funds - 11 .48%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
6,731,649 6,732
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
490,189,634 490,189
$ 496,921
TOTAL INVESTMENT COMPANIES $ 514,598
COMMON STOCKS - 16 .15 % Shares Held Value (000's)
Aerospace & Defense - 0 .62%
CAE Inc
(e)
30,900 $ 780
General Dynamics Corp 15,195 3,223
HEICO Corp 10,300 1,405
Lockheed Martin Corp 26,719 10,397
Northrop Grumman Corp 26,617 9,846
TransDigm Group Inc
(e)
1,958 1,206
$ 26,857
Airlines - 0 .03%
SkyWest Inc
(e)
16,417 626
Wizz Air Holdings Plc
(e),(f)
9,622 528
$ 1,154
Apparel - 0 .20%
Eclat Textile Co Ltd 49,000 1,087
Feng TAY Enterprise Co Ltd 100,000 820
NIKE Inc 41,491 6,144
Tapestry Inc 10,601 402
$ 8,453
Automobile Parts & Equipment - 0 .05%
Denso Corp 16,400 1,224
Gentex Corp 24,939 783
$ 2,007
Banks - 0 .76%
Banca Mediolanum SpA 72,415 704
Bangkok Bank PCL 295,200 1,208
BDO Unibank Inc 849,160 2,257
Cathay General Bancorp 29,692 1,341
Citizens Financial Group Inc 40,403 2,080
Comerica Inc 23,809 2,209
Commerce Bancshares Inc/MO 9,950 686
Cullen/Frost Bankers Inc 13,925 1,964
First Citizens BancShares Inc/NC 738 575
First Horizon Corp 48,770 834
First Republic Bank/CA 21,369 3,709
Fukuoka Financial Group Inc 35,000 687
Goldman Sachs Group Inc/The 7,950 2,820
Huntington Bancshares Inc/OH 65,484 986
ICICI Bank Ltd ADR 76,989 1,673
Independent Bank Corp/MI 53,935 1,320
Mediobanca Banca di Credito Finanziario SpA 80,115 918
Paragon Banking Group PLC 166,752 1,284
Regions Financial Corp 81,446 1,868
Resona Holdings Inc 159,000 683
TCS Group Holding PLC 6,486 468
Western Alliance Bancorp 12,280 1,218
Zions Bancorp NA 22,245 1,509
$ 33,001
Biotechnology - 0 .07%
Corteva Inc 65,805 3,164
Building Materials - 0 .23%
China Lesso Group Holdings Ltd 772,000 1,342
Lennox International Inc 3,038 862
Louisiana-Pacific Corp 9,080 603
Martin Marietta Materials Inc 3,823 1,488
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Masco Corp 34,437 $ 2,181
Owens Corning 9,285 824
Vulcan Materials Co 7,857 1,495
Wienerberger AG 27,712 1,003
$ 9,798
Chemicals - 0 .10%
ADEKA Corp 38,400 833
Arkema SA 7,067 1,045
Denka Co Ltd 17,300 609
Kureha Corp 13,500 1,008
Sumitomo Bakelite Co Ltd 18,000 868
$ 4,363
Commercial Services - 0 .64%
Automatic Data Processing Inc 33,156 6,836
Booz Allen Hamilton Holding Corp 28,623 2,196
Cengage Learning Holdings II Inc
(e)
34,465 629
ICF International Inc 9,889 933
MarketAxess Holdings Inc 4,556 1,570
Moody's Corp 18,488 6,341
Omni Bridgeway Ltd
(e)
205,186 475
Quanta Services Inc 12,329 1,266
Rollins Inc 27,606 852
Service Corp International/US 19,932 1,230
TransUnion 9,571 987
Triton International Ltd 13,404 810
Verisk Analytics Inc 19,345 3,794
$ 27,919
Computers - 0 .60%
Accenture PLC - Class A 31,258 11,052
Amdocs Ltd 11,526 875
Apple Inc 20,421 3,569
Capgemini SE 8,956 2,013
Cognizant Technology Solutions Corp 40,510 3,460
Genpact Ltd 16,318 812
HP Inc 103,182 3,790
NSD Co Ltd 27,800 475
$ 26,046
Consumer Products - 0 .05%
Clorox Co/The 11,091 1,862
Reynolds Consumer Products Inc 6,614 200
$ 2,062
Distribution & Wholesale - 0 .99%
AKR Corporindo Tbk PT 22,803,500 1,162
ATD New Holdings Inc
(e)
385,347 31,534
Fastenal Co 104,778 5,939
Pool Corp 4,746 2,260
Sendas Distribuidora SA 362,400 864
Toromont Industries Ltd 11,700 988
$ 42,747
Diversified Financial Services - 0 .61%
Cboe Global Markets Inc 9,476 1,123
Evercore Inc - Class A 4,868 608
Hana Financial Group Inc 20,981 791
Jefferies Financial Group Inc 19,497 714
LPL Financial Holdings Inc 10,661 1,837
Mastercard Inc 18,013 6,960
Mitsubishi HC Capital Inc 84,000 434
OneMain Holdings Inc 10,790 557
RAM Essential Services Property Fund 733,368 504
SEI Investments Co 13,343 782
SLM Corp 39,207 719
T Rowe Price Group Inc 27,459 4,240
Virtu Financial Inc 19,681 609
Visa Inc 28,209 6,380
$ 26,258

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .09%
Ameren Corp 9,094 $ 807
Entergy Corp 5,585 625
Northland Power Inc 20,900 605
Portland General Electric Co 34,282 1,801
$ 3,838
Electrical Components & Equipment - 0 .10%
AMETEK Inc 14,016 1,917
Ecopro BM Co Ltd 2,927 832
Frencken Group Ltd 1,439,800 1,763
$ 4,512
Electronics - 0 .41%
AEM Holdings Ltd 539,100 1,812
Agilent Technologies Inc 37,085 5,167
Allegion plc 8,001 982
Amphenol Corp 71,177 5,665
Garmin Ltd 18,446 2,295
Lotes Co Ltd 37,000 972
TD SYNNEX Corp 7,267 760
$ 17,653
Engineering & Construction - 0 .06%
EXEO Group Inc 18,700 380
Grupo Aeroportuario del Pacifico SAB de CV
(e)
83,100 1,145
SPIE SA 47,080 1,092
$ 2,617
Entertainment - 0 .05%
Entain PLC
(e)
27,445 594
Kindred Group PLC 52,561 611
Vail Resorts Inc 3,560 986
$ 2,191
Food - 0 .18%
Hershey Co/The 17,831 3,514
Metcash Ltd 363,240 1,019
Sonae SGPS SA 867,627 997
Tyson Foods Inc 25,604 2,327
$ 7,857
Gas - 0 .03%
UGI Corp 25,017 1,135
Hand & Machine Tools - 0 .15%
Regal Rexnord Corp 7,209 1,143
Snap-on Inc 4,759 991
Stanley Black & Decker Inc 19,669 3,435
Techtronic Industries Co Ltd 65,500 1,081
$ 6,650
Healthcare - Products - 0 .58%
Abbott Laboratories 57,452 7,323
Carl Zeiss Meditec AG
(a)
2,547 410
Osstem Implant Co Ltd
(e),(g)
19,767 1,638
PerkinElmer Inc 13,645 2,349
STERIS PLC 10,546 2,366
Thermo Fisher Scientific Inc 12,874 7,484
West Pharmaceutical Services Inc 8,959 3,523
$ 25,093
Healthcare - Services - 0 .22%
Chemed Corp 3,292 1,543
Encompass Health Corp 8,333 517
ICON PLC
(e)
3,808 1,012
Integral Diagnostics Ltd 272,939 800
NMC Health PLC
(e),(g)
9,858 —
Notre Dame Intermedica Participacoes SA 60,700 815
Pharmaron Beijing Co Ltd
(f)
35,000 445
Quest Diagnostics Inc 32,824 4,432
$ 9,564
Home Builders - 0 .34%
DR Horton Inc 49,238 4,393
Lennar Corp - A Shares 57,273 5,505
Lennar Corp - B Shares 3,301 266
Persimmon PLC 38,768 1,263
PulteGroup Inc 43,718 2,303
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Toll Brothers Inc 19,873 $ 1,172
$ 14,902
Home Furnishings - 0 .08%
Howden Joinery Group PLC 54,132 597
Targus Group International Inc
(e),(g)
75,880 4
Tempur Sealy International Inc 38,389 1,528
Whirlpool Corp 5,462 1,148
$ 3,277
Housewares - 0 .02%
Scotts Miracle-Gro Co/The 4,999 756
Insurance - 1 .31%
Allstate Corp/The 22,903 2,764
American Financial Group Inc/OH 21,821 2,843
Arthur J Gallagher & Co 14,632 2,311
ASR Nederland NV 40,417 1,879
Brown & Brown Inc 28,563 1,893
Cincinnati Financial Corp 18,253 2,151
Everest Re Group Ltd 3,536 1,002
Fidelity National Financial Inc 82,855 4,171
First American Financial Corp 9,486 707
Globe Life Inc 9,038 925
Hanover Insurance Group Inc/The 14,283 1,971
Hartford Financial Services Group Inc/The 31,798 2,285
Insurance Australia Group Ltd 226,383 683
Kemper Corp 5,432 326
Marsh & McLennan Cos Inc 47,211 7,254
Mercury General Corp 3,240 177
MGIC Investment Corp 30,110 457
NN Group NV 37,283 2,086
Old Republic International Corp 34,100 874
Primerica Inc 8,263 1,275
Progressive Corp/The 102,550 11,143
Qualitas Controladora SAB de CV
(a)
235,400 1,272
Steadfast Group Ltd 231,251 761
Swiss Life Holding AG 3,341 2,150
Travelers Cos Inc/The 20,000 3,324
$ 56,684
Internet - 0 .18%
CDW Corp/DE 39,448 7,458
Vnet Group Inc ADR
(e)
32,371 321
$ 7,779
Investment Companies - 0 .02%
SIMPAR SA 363,700 759
Iron & Steel - 0 .38%
APERAM SA 7,555 426
Reliance Steel & Aluminum Co 5,281 807
Specialty Steel Holdings, Inc.
(e),(g),(h)
87 14,728
Steel Dynamics Inc 7,122 395
$ 16,356
Lodging - 0 .05%
Choice Hotels International Inc 1,755 252
Galaxy Entertainment Group Ltd
(e)
228,000 1,320
Travel + Leisure Co 13,895 789
$ 2,361
Machinery - Construction & Mining - 0 .02%
Oshkosh Corp 6,087 693
Machinery - Diversified - 0 .17%
Dover Corp 13,740 2,335
Ebara Corp 18,900 926
Graco Inc 20,452 1,484
Toro Co/The 13,087 1,264
Zurn Water Solutions Corp 37,635 1,149
$ 7,158
Media - 0 .06%
FactSet Research Systems Inc 4,622 1,950
Nexstar Media Group Inc 3,666 606
$ 2,556

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .02%
SKF AB 34,921 $ 766
Mining - 0 .55%
Arctic Canadian Diamond Co Ltd
(e),(g)
6,589 1,272
Newmont Corp 47,416 2,900
Real Alloy Holding Inc
(e),(g)
362 18,982
Southern Copper Corp 7,501 479
$ 23,633
Miscellaneous Manufacturers - 0 .21%
A O Smith Corp 11,792 901
Elite Material Co Ltd 147,000 1,433
Trelleborg AB 20,715 522
Utex Industries
(e),(g)
120,675 6,396
Utex Industries - Warrants
(e)
53,725 —
$ 9,252
Oil & Gas - 0 .10%
Aker BP ASA 28,458 986
Marathon Oil Corp 84,978 1,654
Pioneer Natural Resources Co 6,088 1,333
SandRidge Energy Inc
(e)
286 3
SandRidge Energy Inc - Warrants
(e)
248 —
SandRidge Energy Inc - Warrants
(e)
104 —
Santos Ltd 103,263 526
$ 4,502
Packaging & Containers - 0 .12%
Crown Holdings Inc 15,803 1,808
DS Smith PLC 132,936 679
SIG Combibloc Group AG
(e)
48,104 1,118
Silgan Holdings Inc 10,199 457
Westrock Co 23,064 1,064
$ 5,126
Pharmaceuticals - 0 .31%
Bristol-Myers Squibb Co 43,890 2,848
Cigna Corp 12,980 2,991
Ship Healthcare Holdings Inc 31,100 698
Zoetis Inc 34,289 6,851
$ 13,388
Pipelines - 0 .06%
Keyera Corp
(a)
40,500 953
ONEOK Inc 23,808 1,445
$ 2,398
Private Equity - 0 .10%
Capitaland Investment Ltd/Singapore
(e)
303,900 780
Centuria Capital Group 227,618 484
Intermediate Capital Group PLC 35,647 920
KKR & Co Inc 29,905 2,128
$ 4,312
Real Estate - 0 .47%
A-Living Smart City Services Co Ltd
(f)
238,500 464
Aroundtown SA 104,847 648
Castellum AB 78,924 1,859
CBRE Group Inc 17,201 1,743
Echo Investment SA
(a)
34,260 34
ESR Kendall Square REIT Co Ltd 100,280 485
Fabege AB 44,473 663
Hongkong Land Holdings Ltd 363,172 1,967
Hysan Development Co Ltd 348,000 1,068
Midea Real Estate Holding Ltd
(f)
238,000 352
Mitsubishi Estate Co Ltd 93,600 1,348
Mitsui Fudosan Co Ltd 112,870 2,420
New World Development Co Ltd 326,395 1,332
Qualitas Ltd
(e)
406,114 658
Sunac Services Holdings Ltd
(f)
419,000 477
TAG Immobilien AG 23,165 612
Vonovia SE 62,543 3,562
Wihlborgs Fastigheter AB 31,431 650
Zhongliang Holdings Group Co Ltd 438,500 206
$ 20,548
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 2 .58%
Activia Properties Inc 101 $ 342
AIMS APAC REIT 169,590 175
Alexandria Real Estate Equities Inc 9,018 1,757
Allied Properties Real Estate Investment Trust 17,200 605
American Assets Trust Inc 6,425 231
American Homes 4 Rent 45,312 1,773
American Tower Corp 5,714 1,437
Apartment Income REIT Corp 26,018 1,374
Arena REIT 79,885 266
AvalonBay Communities Inc 12,063 2,946
Big Yellow Group PLC 31,266 631
Blackstone Mortgage Trust Inc 51,320 1,612
Brandywine Realty Trust 97,947 1,260
Broadstone Net Lease Inc 39,925 923
Camden Property Trust 15,115 2,420
CapitaLand Integrated Commercial Trust 459,000 662
CareTrust REIT Inc 52,891 1,122
Centuria Industrial REIT 221,303 598
Charter Hall Group 82,877 992
Charter Hall Social Infrastructure REIT 360,415 982
Cousins Properties Inc 19,557 754
CRE Logistics REIT Inc 413 718
Cromwell European Real Estate Investment Trust 211,680 552
CubeSmart 45,683 2,318
Daiwa House REIT Investment Corp 250 745
Daiwa Office Investment Corp 49 307
Dexus 105,802 770
Digital Core REIT Management Pte Ltd
(e)
822,774 963
Dream Industrial Real Estate Investment Trust 147,130 1,825
Duke Realty Corp 31,683 1,831
Equinix Inc 3,243 2,351
ESR-REIT 1,199,225 378
Essex Property Trust Inc 5,008 1,665
Extra Space Storage Inc 7,986 1,583
First Industrial Realty Trust Inc 61,781 3,755
Gecina SA 5,308 720
GLP J-Reit 746 1,201
Goodman Group 36,759 607
Granite Real Estate Investment Trust 7,600 577
Healthcare Trust of America Inc 29,601 964
HealthCo REIT 87,305 118
Highwoods Properties Inc 21,135 911
Independence Realty Trust Inc 107,965 2,482
Industrial & Infrastructure Fund Investment Corp 417 699
Industrial Logistics Properties Trust 86,735 1,989
Ingenia Communities Group 98,728 386
Inmobiliaria Colonial Socimi SA 42,842 378
InvenTrust Properties Corp 39,619 1,067
Invitation Homes Inc 80,765 3,391
Irongate Group 415,565 544
Kilroy Realty Corp 13,449 861
Klepierre SA 19,646 523
Lendlease Global Commercial REIT 291,200 177
Life Science Reit PLC
(e)
581,261 799
Link REIT 122,000 1,047
Mapletree Industrial Trust 574,930 1,071
Medical Properties Trust Inc 72,147 1,642
Merlin Properties Socimi SA 97,138 1,098
MGM Growth Properties LLC 56,079 2,180
Minto Apartment Real Estate Investment Trust
(f)
14,916 258
Mitsui Fudosan Logistics Park Inc 184 906
Mori Hills REIT Investment Corp 286 351
New Residential Investment Corp 119,050 1,268
NexPoint Residential Trust Inc 25,769 2,043
Nexus Real Estate Investment Trust
(a)
129,200 1,210
Nippon Accommodations Fund Inc 115 623
NSI NV 17,412 722
Park Hotels & Resorts Inc
(e)
34,548 629
Plymouth Industrial REIT Inc 35,299 1,015

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Prologis Inc 24,235 $ 3,801
Rexford Industrial Realty Inc 20,914 1,530
Sabra Health Care REIT Inc 122,200 1,663
Safestore Holdings PLC 71,301 1,222
Segro PLC 92,471 1,630
Sekisui House Reit Inc 1,622 1,105
SF Real Estate Investment Trust
(e)
1,389,000 658
Simon Property Group Inc 3,616 532
SL Green Realty Corp 6,247 453
STAG Industrial Inc 45,106 1,927
STORE Capital Corp 84,648 2,684
Summit Industrial Income REIT 86,649 1,472
Sun Communities Inc 18,369 3,471
Sunstone Hotel Investors Inc
(e)
42,637 482
Tritax Big Box REIT PLC 417,914 1,341
Ventas Inc 52,528 2,785
VICI Properties Inc 234,646 6,716
Welltower Inc 5,952 516
Weyerhaeuser Co 17,724 717
$ 111,785
Retail - 1 .00%
Advance Auto Parts Inc 5,828 1,349
Best Buy Co Inc 25,940 2,576
Bloomin' Brands Inc 24,831 505
Caleres Inc 29,567 709
China Meidong Auto Holdings Ltd 160,000 751
Darden Restaurants Inc 5,024 703
Dick's Sporting Goods Inc
(a)
5,601 646
Dollar General Corp 29,179 6,083
Grafton Group PLC 74,455 1,170
Home Depot Inc/The 21,181 7,773
Lowe's Cos Inc 36,073 8,562
Rush Enterprises Inc - Class A 18,448 975
Target Corp 26,627 5,869
Tractor Supply Co 14,013 3,059
Williams-Sonoma Inc 15,795 2,536
$ 43,266
Semiconductors - 0 .40%
ASPEED Technology Inc 5,000 562
Broadcom Inc 6,141 3,598
Entegris Inc 28,558 3,422
Hana Materials Inc 17,189 815
Intel Corp 55,451 2,707
KoMiCo Ltd
(e)
11,963 570
Microchip Technology Inc 30,454 2,360
PSK Inc 25,256 984
SiTime Corp
(e)
7,105 1,656
Tokyo Ohka Kogyo Co Ltd 13,900 823
$ 17,497
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 3,508 657
Software - 0 .44%
Concentrix Corp 7,688 1,545
Intuit Inc 13,117 7,283
Paychex Inc 39,254 4,623
Pro Medicus Ltd 36,957 1,193
Skillsoft Corp
(a),(e)
230,831 1,713
SS&C Technologies Holdings Inc 19,972 1,595
Tyler Technologies Inc
(e)
2,672 1,266
$ 19,218
Telecommunications - 0 .04%
Accton Technology Corp 64,000 618
Motorola Solutions Inc 5,390 1,250
$ 1,868
Transportation - 0 .29%
FedEx Corp 24,829 6,104
Knight-Swift Transportation Holdings Inc 14,327 811
Old Dominion Freight Line Inc 9,113 2,751
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Poste Italiane SpA
(f)
84,028 $ 1,128
PostNL NV 159,891 685
Sankyu Inc 28,500 1,031
$ 12,510
TOTAL COMMON STOCKS $ 698,946
CONVERTIBLE PREFERRED STOCKS
- 0 .01 % Shares Held Value (000's)
REITs - 0 .01%
RPT Realty 7.25%
(i)
11,300 $ 647
TOTAL CONVERTIBLE PREFERRED STOCKS $ 647
PREFERRED STOCKS - 1 .13 % Shares Held Value (000's)
Banks - 0 .32%
AgriBank FCB 6.88%, 01/01/2024
(i)
33,000 $ 3,515
3 Month USD LIBOR + 4.23%
Fifth Third Bancorp 6.63%, 12/31/2023
(i)
37,462 1,027
3 Month USD LIBOR + 3.71%
KeyCorp 6.13%, 12/15/2026
(a),(i)
33,040 950
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(i)
60,000 1,656
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(i)
3,727 94
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(i)
16,086 407
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(a),(i)
37,100 988
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(a),(i)
63,900 1,693
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(a),(i)
6,591 176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Valley National Bancorp 6.25%, 06/30/2025
(i)
119,724 3,197
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(i)
1,057 27
$ 13,730
Diversified Financial Services - 0 .00%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 133
Electric - 0 .29%
Alabama Power Co 5.00%, 10/01/2022
(i)
59,773 1,543
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,337
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 188,623 5,021
DTE Energy Co 5.25%, 12/01/2077 35,000 905
Duke Energy Corp 5.75%, 06/15/2024
(i)
6,332 169
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
107,104 2,852
Southern Co/The 5.25%, 12/01/2077 30,863 796
$ 12,623
Food - 0 .02%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(i)
10,000 1,010
Insurance - 0 .09%
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
57,124 1,455
3 Month USD LIBOR + 5.60%
Voya Financial Inc 5.35%, 09/15/2029
(a),(i)
77,600 2,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 3,678
Pipelines - 0 .02%
Enbridge Inc 6.38%, 04/15/2078
(a)
37,405 994
3 Month USD LIBOR + 3.59%
REITs - 0 .24%
Kimco Realty Corp 5.25%, 12/20/2022
(i)
6,279 161
Prologis Inc 8.54%, 11/13/2026
(i)
81,844 5,243
Public Storage 4.00%, 06/16/2026
(i)
80,000 1,863

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Public Storage 5.60%, 03/11/2024
(i)
38,030 $ 1,021
Vornado Realty Trust 5.25%, 11/24/2025
(i)
80,000 2,055
$ 10,343
Savings & Loans - 0 .01%
People's United Financial Inc 5.63%, 12/15/2026
(i)
21,629 593
3 Month USD LIBOR + 4.02%
Sovereign - 0 .14%
CoBank ACB 6.20%, 01/01/2025
(i)
7,000 754
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(i)
51,000 5,294
3 Month USD LIBOR + 4.56%
$ 6,048
TOTAL PREFERRED STOCKS $ 49,152
BONDS - 64 .25%
Principal
Amount (000's) Value (000's)
Advertising - 0 .32%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(f)
$ 5,505 $ 5,705
7.75%, 04/15/2028
(f)
1,990 2,065
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
1,400 1,340
5.00%, 08/15/2027
(f)
4,725 4,688
$ 13,798
Aerospace & Defense - 0 .92%
Boeing Co/The
2.20%, 02/04/2026 4,200 4,128
5.81%, 05/01/2050 350 440
Bombardier Inc
7.13%, 06/15/2026
(f)
2,200 2,236
General Dynamics Corp
4.25%, 04/01/2040 2,200 2,535
Leonardo SpA
4.88%, 03/24/2025 EUR 500 623
Raytheon Technologies Corp
4.15%, 05/15/2045 $ 1,500 1,654
TransDigm Inc
4.63%, 01/15/2029 1,000 950
4.88%, 05/01/2029 12,835 12,323
5.50%, 11/15/2027 11,850 11,909
7.50%, 03/15/2027 2,450 2,543
TransDigm UK Holdings PLC
6.88%, 05/15/2026 525 544
$ 39,885
Agriculture - 0 .18%
Altria Group Inc
3.13%, 06/15/2031 EUR 500 605
5.80%, 02/14/2039 $ 1,450 1,645
BAT International Finance PLC
1.25%, 03/13/2027 EUR 2,600 2,921
Imperial Brands Finance PLC
2.13%, 02/12/2027 1,700 1,979
Philip Morris International Inc
6.38%, 05/16/2038 $ 600 802
$ 7,952
Airlines - 0 .25%
Air Canada
3.88%, 08/15/2026
(f)
4,275 4,170
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,250 1,280
Deutsche Lufthansa AG
3.75%, 02/11/2028 EUR 1,500 1,723
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
$ 1,950 1,994
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
4.38%, 04/15/2026
(f)
$ 100 $ 99
4.63%, 04/15/2029
(f)
1,525 1,509
$ 10,775
Apparel - 0 .01%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 227
Automobile Manufacturers - 1 .29%
Ford Motor Co
7.45%, 07/16/2031 $ 3,980 5,047
9.63%, 04/22/2030 12,370 17,380
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,950 1,856
3.82%, 11/02/2027 500 499
4.00%, 11/13/2030 7,825 7,866
4.13%, 08/17/2027 3,740 3,829
4.27%, 01/09/2027 600 619
4.54%, 08/01/2026 2,250 2,340
5.11%, 05/03/2029 925 990
General Motors Financial Co Inc
2.40%, 04/10/2028 3,000 2,910
Mercedes-Benz Group AG
0.75%, 03/11/2033 EUR 1,200 1,318
Renault SA
1.13%, 10/04/2027 500 515
Stellantis NV
0.75%, 01/18/2029 500 540
3.38%, 07/07/2023 2,200 2,568
Toyota Motor Credit Corp
3.38%, 04/01/2030 $ 2,800 2,984
Volkswagen Leasing GmbH
0.50%, 01/12/2029 EUR 2,600 2,777
Wabash National Corp
4.50%, 10/15/2028
(f)
$ 2,000 1,938
$ 55,976
Automobile Parts & Equipment - 0 .66%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,100 1,341
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(f)
$ 7,090 6,851
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 500 509
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(f)
7,135 6,987
Schaeffler AG
3.38%, 10/12/2028 EUR 1,800 2,193
Wheel Pros Inc
6.50%, 05/15/2029
(f)
$ 9,440 8,779
ZF Finance GmbH
2.75%, 05/25/2027 EUR 1,700 1,905
$ 28,565
Banks - 10 .13%
ABN AMRO Bank NV
4.80%, 04/18/2026
(f)
$ 2,800 3,024
Absa Group Ltd
6.38%, 05/27/2026
(i),(j),(k)
2,000 2,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(i),(j),(k)
2,600 2,899
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
2.58%, 02/22/2029
(j)
EUR 1,700 1,966
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.45%

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco BPM SpA
1.63%, 02/18/2025 EUR 1,000 $ 1,113
Banco Bradesco SA/Cayman Islands
4.38%, 03/18/2027
(f)
$ 620 635
Banco de Sabadell SA
5.38%, 12/12/2028
(j)
EUR 1,700 2,040
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(i),(j),(k)
$ 3,550 3,514
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
9.00%, 06/18/2024
(i),(j),(k)
680 728
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 6.36%
Banco Mercantil del Norte SA/Grand Cayman
6.63%, 01/24/2032
(f),(i),(j),(k)
1,110 1,073
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.03%
6.75%, 09/27/2024
(i),(j),(k)
2,000 2,035
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(f),(i),(j),(k)
625 636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander SA
2.13%, 02/08/2028 EUR 1,300 1,500
2.25%, 10/04/2032
(j)
GBP 800 1,025
Generic Britain 5 Year Government Bond
+ 1.65%
4.75%, 11/12/2026
(i),(j),(k)
$ 10,000 9,610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bancolombia SA
4.63%, 12/18/2029
(j),(k)
3,731 3,701
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank of America Corp
1.78%, 05/04/2027
(j)
EUR 3,200 3,745
3 Month Euro Interbank Offered Rate +
1.20%
2.68%, 06/19/2041
(j)
$ 1,725 1,573
Secured Overnight Financing Rate + 1.93%
4.38%, 01/27/2027
(i),(j)
5,300 5,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.30%, 03/10/2026
(i),(j)
12,715 13,923
3 Month USD LIBOR + 4.55%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(i),(j)
5,588 5,625
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
(i),(j)
7,050 7,429
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(j)
1,500 1,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Barclays PLC
2.00%, 02/07/2028
(j)
EUR 1,800 2,051
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.90%
5.20%, 05/12/2026 $ 1,000 1,094
8.00%, 06/15/2024
(i),(j),(k)
9,500 10,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
2.59%, 08/12/2035
(f),(j)
$ 2,400 $ 2,215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.63%, 03/25/2024
(f),(i),(j),(k)
400 422
USD Swap Semi-Annual 5 Year + 4.15%
7.38%, 08/19/2025
(f),(i),(j),(k)
8,000 8,946
USD Swap Semi-Annual 5 Year + 5.15%
BOS Funding Ltd
4.00%, 09/18/2024 2,950 3,009
BPCE SA
3.12%, 10/19/2032
(f),(j)
1,800 1,736
Secured Overnight Financing Rate + 1.73%
CaixaBank SA
2.25%, 04/17/2030
(j)
EUR 1,400 1,613
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.68%
2.75%, 07/14/2028
(j)
2,200 2,542
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 1,625 1,328
Citigroup Inc
0.50%, 10/08/2027
(j)
EUR 2,800 3,094
3 Month Euro Interbank Offered Rate +
0.96%
1.46%, 06/09/2027
(j)
$ 3,000 2,879
Secured Overnight Financing Rate + 0.77%
3.88%, 02/18/2026
(i),(j)
11,500 11,195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(i),(j)
13,000 12,837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.15%, 11/15/2026
(i),(j)
1,500 1,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citizens Financial Group Inc
5.65%, 10/06/2025
(a),(i),(j)
2,100 2,252
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Credit Agricole SA
1.25%, 01/26/2027
(f),(j)
3,000 2,863
Secured Overnight Financing Rate + 0.89%
7.88%, 01/23/2024
(f),(i),(j),(k)
6,000 6,502
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(i),(j),(k)
6,800 7,866
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
0.52%, 08/09/2023 1,500 1,480
2.95%, 04/09/2025 1,350 1,387
Credit Suisse Group AG
4.21%, 06/12/2024
(f),(j)
2,500 2,578
3 Month USD LIBOR + 1.24%
6.25%, 12/18/2024
(f),(i),(j),(k)
3,000 3,146
USD Swap Semi-Annual 5 Year + 3.46%
7.25%, 09/12/2025
(f),(i),(j),(k)
3,000 3,206
USD Swap Rate NY 5 Year + 4.33%
7.50%, 12/11/2023
(i),(j),(k)
3,000 3,197
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
1.38%, 02/12/2030
(j)
EUR 3,700 4,170
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.70%
4.38%, 05/18/2026
(i),(j),(k)
$ 3,000 2,895
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S   (continued)
7.00%, 06/26/2025
(i),(j),(k)
$ 2,000 $ 2,147
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(j)
3,700 3,714
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(j)
1,500 1,470
Secured Overnight Financing Rate + 1.32%
DNB Bank ASA
4.88%, 11/12/2024
(i),(j),(k)
5,000 5,106
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Ecobank Transnational Inc
9.50%, 04/18/2024 2,100 2,263
Emirates Development Bank PJSC
3.52%, 03/06/2024 2,900 3,001
Fifth Third Bancorp
8.25%, 03/01/2038 400 632
FirstRand Bank Ltd
6.25%, 04/23/2028
(j)
1,950 1,990
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
1.00%, 03/18/2033 EUR 2,300 2,465
4.22%, 05/01/2029
(j)
$ 1,325 1,428
3 Month USD LIBOR + 1.30%
4.95%, 02/10/2025
(i),(j)
13,020 13,394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 1,050 1,277
5.50%, 08/10/2024
(i),(j)
1,000 1,049
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(i),(j)
5,300 8,586
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
3.13%, 06/07/2028 EUR 1,100 1,379
4.38%, 11/23/2026 $ 1,500 1,601
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(i),(j)
5,085 5,250
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(i),(j)
5,000 5,614
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
1.63%, 09/26/2029
(j)
EUR 2,600 2,973
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.25%
3.00%, 04/11/2028
(j)
1,000 1,159
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 04/16/2025
(i),(j),(k)
$ 2,500 2,675
USD Swap Semi-Annual 5 Year + 4.45%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,532 3,532
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(i),(j),(k)
2,750 2,716
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.09%, 03/11/2027
(j)
EUR 1,800 2,049
3 Month Euro Interbank Offered Rate +
0.76%
3.65%, 06/01/2026
(i),(j)
$ 10,500 10,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.93%, 02/01/2022
(i)
$ 7,745 $ 7,745
3 Month USD LIBOR + 3.80%
6.75%, 02/01/2024
(i),(j)
6,158 6,593
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 993
Lloyds Bank PLC
13.00%, 03/02/2022
(i),(j)
GBP 400 890
Generic Britain 5 Year Government Bond
+ 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(j)
EUR 1,300 1,471
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
7.50%, 06/27/2024
(i),(j),(k)
$ 2,533 2,749
USD Swap Semi-Annual 5 Year + 4.76%
M&T Bank Corp
3.50%, 09/01/2026
(i),(j)
3,000 2,820
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(i),(j)
2,585 2,675
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Morgan Stanley
1.16%, 10/21/2025
(j)
1,000 975
Secured Overnight Financing Rate + 0.56%
2.63%, 03/09/2027 GBP 1,000 1,368
National Australia Bank Ltd/New York
2.50%, 07/12/2026 $ 1,450 1,484
NatWest Group PLC
2.11%, 11/28/2031
(j)
GBP 700 904
Generic Britain 5 Year Government Bond
+ 1.75%
3.62%, 08/14/2030
(j)
900 1,239
Generic Britain 5 Year Government Bond
+ 3.55%
4.52%, 06/25/2024
(j)
$ 1,750 1,812
3 Month USD LIBOR + 1.55%
NBK SPC Ltd
1.63%, 09/15/2027
(j)
3,400 3,255
Secured Overnight Financing Rate + 1.05%
NongHyup Bank
1.25%, 07/20/2025 2,500 2,438
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 723
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 1,127
6.63%, 03/26/2026
(i),(j),(k)
$ 1,000 1,109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(i),(j)
5,000 4,712
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
QNB Finansbank AS
6.88%, 09/07/2024
(f)
1,300 1,362
Regions Financial Corp
5.75%, 06/15/2025
(i),(j)
2,425 2,607
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
0.65%, 07/29/2024 2,000 1,949
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(j)
1,400 1,466
3 Month USD LIBOR + 1.40%

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA
1.79%, 06/09/2027
(f),(j)
$ 3,000 $ 2,865
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
7.38%, 10/04/2023
(f),(i),(j),(k)
1,750 1,846
USD Swap Semi-Annual 5 Year + 4.30%
7.88%, 12/18/2023
(f),(i),(j),(k)
6,000 6,427
USD Swap Semi-Annual 5 Year + 4.98%
Sovcombank Via SovCom Capital DAC
7.60%, 02/17/2027
(f),(i),(j)
270 243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.36%
Standard Chartered PLC
4.75%, 01/14/2031
(i),(j),(k)
4,000 3,855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
5.70%, 03/26/2044
(f)
400 484
7.75%, 04/02/2023
(a),(f),(i),(j),(k)
8,000 8,419
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.00%, 05/15/2026
(i),(j)
4,000 3,888
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(i),(j)
700 661
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(i),(j)
6,000 5,906
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Svenska Handelsbanken AB
6.25%, 03/01/2024
(i),(j),(k)
2,800 2,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
5.63%, 09/17/2024
(i),(j),(k)
1,000 1,044
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Toronto-Dominion Bank/The
3.22%, 07/25/2029
(j)
CAD 3,400 2,726
Canadian Dollar Offered Rate 3 Month +
1.25%
Truist Financial Corp
4.80%, 09/01/2024
(i),(j)
$ 12,275 12,520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(i),(j)
1,000 1,058
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS AG/London
1.38%, 01/13/2025
(f)
2,000 1,975
UBS Group AG
4.88%, 02/12/2027
(f),(i),(j),(k)
2,000 1,997
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
5.13%, 07/29/2026
(i),(j),(k)
700 723
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%
6.88%, 08/07/2025
(i),(j),(k)
3,000 3,257
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(i),(j),(k)
5,000 5,431
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UniCredit SpA
1.20%, 01/20/2026
(j)
EUR 2,700 $ 3,053
3 Month Euro Interbank Offered Rate +
1.35%
8.00%, 06/03/2024
(i),(j),(k)
$ 1,100 1,191
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(i),(j)
26,700 25,659
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
2.13%, 09/24/2031 GBP 500 640
3.90%, 03/15/2026
(i),(j)
$ 5,500 5,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.75%, 12/07/2046 1,200 1,403
Wells Fargo Bank NA
6.60%, 01/15/2038 600 838
Westpac Banking Corp
2.89%, 02/04/2030
(j)
4,997 5,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
$ 438,286
Beverages - 0 .29%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 1,400 1,608
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 1,100 1,287
2.00%, 03/17/2028 500 607
Anheuser-Busch InBev Worldwide Inc
3.75%, 07/15/2042 $ 1,500 1,545
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(f)
2,095 2,124
Cia Cervecerias Unidas SA
3.35%, 01/19/2032
(f)
460 458
Constellation Brands Inc
3.75%, 05/01/2050 650 663
JDE Peet's NV
0.80%, 09/24/2024
(f)
3,000 2,894
Keurig Dr Pepper Inc
3.35%, 03/15/2051 1,400 1,363
$ 12,549
Building Materials - 0 .18%
Eco Material Technologies Inc
7.88%, 01/31/2027
(f),(l)
2,700 2,746
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
3,850 3,953
Standard Industries Inc/NJ
4.75%, 01/15/2028
(f)
1,015 1,001
$ 7,700
Chemicals - 0 .71%
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(f)
2,675 2,628
7.50%, 09/30/2029
(f)
725 702
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 449
Braskem Idesa SAPI
6.99%, 02/20/2032
(f)
$ 560 556
7.45%, 11/15/2029
(f)
3,000 3,078
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
1,200 1,219
5.88%, 01/31/2050
(f)
1,180 1,286
Chemours Co/The
5.75%, 11/15/2028
(f)
2,300 2,335

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Diamond BC BV
4.63%, 10/01/2029
(f)
$ 3,575 $ 3,352
DuPont de Nemours Inc
5.32%, 11/15/2038 500 615
Ecolab Inc
1.65%, 02/01/2027 1,250 1,227
ICL Group Ltd
6.38%, 05/31/2038
(f)
400 492
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,000 2,194
Kronos International Inc
3.75%, 09/15/2025 500 563
OCP SA
5.13%, 06/23/2051
(f)
$ 595 538
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044
(a)
500 582
Sasol Financing USA LLC
5.50%, 03/18/2031 6,025 5,889
Solvay Finance SACA
5.87%, 06/03/2024
(i),(j)
EUR 400 489
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(f)
$ 700 466
Westlake Chemical Corp
0.88%, 08/15/2024 1,000 973
3.13%, 08/15/2051 1,000 900
$ 30,533
Coal - 0 .09%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
2,335 2,365
SunCoke Energy Inc
4.88%, 06/30/2029
(f)
1,700 1,656
$ 4,021
Commercial Mortgage Backed Securities - 10 .38%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.66%, 11/10/2042
(m)
2,336 931
BANK 2017-BNK4
0.81%, 05/15/2050
(m),(n)
13,843 558
BANK 2017-BNK5
1.18%, 06/15/2060
(f),(m),(n)
42,403 2,334
BANK 2017-BNK9
1.42%, 11/15/2054
(f),(m),(n)
15,200 1,126
BANK 2018-BNK10
1.73%, 02/15/2061
(f),(m),(n)
31,334 2,942
BANK 2018-BNK12
1.42%, 05/15/2061
(f),(m),(n)
18,728 1,455
BANK 2018-BNK13
1.57%, 08/15/2061
(f),(m),(n)
41,485 3,767
BANK 2018-BNK14
1.61%, 09/15/2060
(f),(m),(n)
11,466 1,040
BANK 2019-BNK16
1.83%, 02/15/2052
(f),(m),(n)
13,120 1,484
BANK 2019-BNK17
1.59%, 04/15/2052
(f),(m),(n)
11,541 1,168
BANK 2019-BNK18
1.35%, 05/15/2062
(f),(m),(n)
17,647 1,566
Bank 2019-BNK19
1.03%, 08/15/2061
(f),(m),(n)
17,014 1,153
BANK 2019-BNK20
1.21%, 09/15/2062
(f),(m),(n)
15,674 1,271
BANK 2019-BNK22
0.96%, 11/15/2062
(f),(m),(n)
18,082 1,204
1.50%, 11/15/2062
(f),(m),(n)
11,840 1,075
1.96%, 11/15/2062
(f),(m)
7,340 5,029
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2019-BNK22   (continued)
2.50%, 11/15/2062
(f)
$ 5,000 $ 4,451
BANK 2019-BNK23
1.01%, 12/15/2052
(f),(m),(n)
9,170 643
BANK 2019-BNK24
1.02%, 11/15/2062
(f),(m),(n)
26,932 1,932
BANK 2020-BNK25
0.92%, 01/15/2063
(f),(m),(n)
9,704 624
1.50%, 01/15/2063
(f),(n)
10,561 972
1.92%, 01/15/2063
(f),(m)
10,561 6,387
2.50%, 01/15/2063
(f)
1,250 1,028
BANK 2021-BNK35
1.50%, 06/15/2064
(f),(m),(n)
7,000 806
1.66%, 06/15/2064
(f),(m)
3,301 2,015
1.66%, 06/15/2064
(f),(m)
3,707 2,458
BANK 2021-BNK36
2.50%, 09/15/2064
(f),(m)
2,600 2,249
2.50%, 09/15/2064
(f),(m)
2,250 1,787
BANK 2021-BNK38
0.72%, 12/15/2064
(f),(m),(n)
10,388 633
2.50%, 12/15/2064
(f)
2,750 2,367
2.50%, 12/15/2064
(f)
2,100 1,647
Barclays Commercial Mortgage Trust 2019-C3
1.78%, 05/15/2052
(f),(m),(n)
6,117 713
Barclays Commercial Mortgage Trust 2019-C4
1.16%, 08/15/2052
(f),(m),(n)
13,091 1,005
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(f),(m),(n)
14,866 1,307
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(f),(m),(n)
7,424 640
BBCMS Mortgage Trust 2020-C7
3.60%, 04/15/2053
(f),(m)
3,000 2,832
Benchmark 2018-B1 Mortgage Trust
1.11%, 01/15/2051
(f),(m),(n)
12,667 805
1.36%, 01/15/2051
(f),(m),(n)
30,260 2,259
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(f),(m),(n)
5,520 438
Benchmark 2018-B5 Mortgage Trust
0.48%, 07/15/2051
(m),(n)
95,927 2,378
3.11%, 07/15/2051
(f),(m)
4,500 3,965
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(f),(m),(n)
37,790 3,252
Benchmark 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(f),(m),(n)
16,962 1,897
3.00%, 05/15/2053
(f)
5,000 4,516
Benchmark 2018-B8 Mortgage Trust
1.86%, 01/15/2052
(f),(m),(n)
6,900 781
Benchmark 2019-B10 Mortgage Trust
1.86%, 03/15/2062
(f),(m),(n)
12,985 1,542
3.61%, 03/15/2062
(f),(m)
2,500 1,509
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(f),(m),(n)
13,924 1,351
Benchmark 2019-B12 Mortgage Trust
1.13%, 08/15/2052
(f),(m),(n)
13,870 1,023
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(f),(m),(n)
6,500 401
1.50%, 08/15/2057
(f),(m),(n)
4,000 399
3.00%, 08/15/2057
(f)
6,500 4,322
Benchmark 2019-B14 Mortgage Trust
1.27%, 12/15/2062
(f),(m),(n)
14,908 1,317
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(f),(m),(n)
24,552 1,649
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(f),(m),(n)
11,550 1,418
Benchmark 2020-B16 Mortgage Trust
1.09%, 02/15/2053
(f),(m),(n)
7,615 595

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(f),(m),(n)
$ 12,580 $ 1,219
Benchmark 2021-B23 Mortgage Trust
1.20%, 02/15/2054
(f),(m),(n)
24,240 2,300
2.00%, 02/15/2054
(f)
3,000 2,434
Benchmark 2021-B27 Mortgage Trust
1.49%, 07/15/2054
(f),(m),(n)
21,507 2,681
2.00%, 07/15/2054
(f)
5,000 4,125
Benchmark 2021-B31 Mortgage Trust
1.14%, 12/15/2054
(f),(m),(n)
15,995 1,531
2.25%, 12/15/2054
(f)
2,500 2,075
BX Commercial Mortgage Trust 2021-SOAR
0.78%, 06/15/2038
(f)
1,000 995
1.00 x 1 Month USD LIBOR + 0.67%
Cantor Commercial Real Estate Lending
2019-CF2
1.45%, 11/15/2052
(f),(m),(n)
10,105 958
Cantor Commercial Real Estate Lending
2019-CF3
1.11%, 01/15/2053
(f),(m),(n)
11,514 894
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(f),(m),(n)
20,444 2,005
CFCRE Commercial Mortgage Trust 2016-C6
1.10%, 11/10/2049
(m),(n)
41,754 1,797
Citigroup Commercial Mortgage Trust 2016-C1
1.83%, 05/10/2049
(m),(n)
34,119 2,236
Citigroup Commercial Mortgage Trust
2016-GC37
1.69%, 04/10/2049
(m),(n)
12,645 717
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(f),(m),(n)
13,247 1,001
Citigroup Commercial Mortgage Trust 2018-C5
3.18%, 06/10/2051
(f),(m)
1,000 885
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(f),(m),(n)
15,766 1,337
Citigroup Commercial Mortgage Trust
2019-GC41
0.85%, 08/10/2056
(f),(m),(n)
13,007 716
3.00%, 08/10/2056
(f)
9,330 6,156
3.00%, 08/10/2056
(f)
4,000 3,403
Citigroup Commercial Mortgage Trust
2019-GC43
0.62%, 11/10/2052
(f),(m),(n)
11,280 499
0.62%, 11/10/2052
(f),(m),(n)
2,528 102
0.62%, 11/10/2052
(f),(m),(n)
1,750 70
3.00%, 11/10/2052
(f)
5,000 4,450
3.00%, 11/10/2052
(f)
1,750 1,099
Citigroup Commercial Mortgage Trust
2020-GC46
1.07%, 02/15/2053
(f),(m),(n)
21,133 1,618
2.60%, 02/15/2053
(f)
6,000 5,022
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(f)
13,993 10,295
5.45%, 05/15/2045
(f),(m)
10,889 9,897
COMM 2012-CCRE4 Mortgage Trust
4.59%, 10/15/2045
(f),(m)
4,778 1,433
COMM 2012-CCRE5 Mortgage Trust
4.32%, 12/10/2045
(f),(m)
3,475 3,419
4.32%, 12/10/2045
(f),(m)
7,500 7,126
COMM 2013-CCRE6 Mortgage Trust
1.00%, 03/10/2046
(m),(n)
43,837 186
4.09%, 03/10/2046
(f),(m)
10,215 9,990
4.09%, 03/10/2046
(f),(m)
13,750 12,192
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(f),(m),(n)
44,717 285
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(f)
3,250 2,772
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2016-COR1 Mortgage Trust
1.31%, 10/10/2049
(m),(n)
$ 39,233 $ 1,951
COMM 2017-COR2 Mortgage Trust
1.15%, 09/10/2050
(m),(n)
70,351 3,849
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(f),(m),(n)
15,800 1,438
COMM 2019-GC44 Mortgage Trust
1.03%, 08/15/2057
(f),(m),(n)
5,500 400
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(f),(m),(n)
8,985 727
CSAIL 2019-C15 Commercial Mortgage Trust
1.03%, 03/15/2052
(m),(n)
54,574 3,074
1.99%, 03/15/2052
(f),(m),(n)
3,981 472
CSAIL 2019-C17 Commercial Mortgage Trust
1.36%, 09/15/2052
(m),(n)
29,684 2,360
DBGS 2018-C1 Mortgage Trust
1.75%, 10/15/2051
(f),(m),(n)
9,496 884
DBUBS 2011-LC1 Mortgage Trust
0.73%, 11/10/2046
(f),(m),(n)
12,002 —
Freddie Mac Multifamily Structured Pass
Through Certificates
1.48%, 01/25/2043
(m),(n)
79,054 3,131
1.66%, 11/25/2040
(m),(n)
16,936 163
1.66%, 06/25/2041
(m),(n)
20,000 383
1.66%, 10/25/2041
(m),(n)
43,000 975
1.77%, 01/25/2048
(m),(n)
38,129 2,859
1.97%, 11/25/2044
(m),(n)
16,293 783
2.01%, 09/25/2047
(m),(n)
41,400 3,290
2.03%, 02/25/2045
(m),(n)
27,900 1,486
2.17%, 07/25/2026
(m),(n)
39,161 3,176
2.17%, 05/25/2046
(m),(n)
75,770 5,146
2.19%, 01/25/2026
(m),(n)
70,234 4,992
2.27%, 08/25/2045
(m),(n)
39,003 4,961
2.48%, 11/25/2047
(m),(n)
7,500 926
2.60%, 04/25/2028
(m),(n)
13,000 1,829
2.95%, 06/25/2049
(m),(n)
4,750 768
3.62%, 02/25/2041
(m),(n)
2,905 24
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(f),(m),(n)
8,017 682
GS Mortgage Securities Trust 2012-GCJ7
5.42%, 05/10/2045
(f),(m)
7,429 7,203
GS Mortgage Securities Trust 2012-GCJ9
4.74%, 11/10/2045
(f),(m)
8,500 7,731
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(f)
2,500 1,861
GS Mortgage Securities Trust 2013-GCJ14
4.82%, 08/10/2046
(f),(m)
10,460 10,193
4.82%, 08/10/2046
(f),(m)
7,742 6,077
4.82%, 08/10/2046
(f),(m)
2,500 1,827
GS Mortgage Securities Trust 2014-GC26
1.22%, 11/10/2047
(f),(m),(n)
29,811 912
GS Mortgage Securities Trust 2017-GS7
1.11%, 08/10/2050
(m),(n)
28,538 1,307
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(f),(m),(n)
8,353 603
GS Mortgage Securities Trust 2019-GC39
1.62%, 05/10/2052
(f),(m),(n)
16,430 1,723
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(f),(m),(n)
4,941 407
1.16%, 07/10/2052
(f),(m),(n)
16,500 1,213
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(f),(m),(n)
13,000 862
GS Mortgage Securities Trust 2019-GSA1
1.00%, 11/10/2052
(f),(m),(n)
21,600 1,488
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(f),(m),(n)
25,009 1,213

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2020-GC47
3.45%, 05/12/2053
(f),(m)
$ 2,000 $ 1,909
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(m)
4,019 2,954
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 675 635
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(f),(m)
3,750 1,704
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.77%, 02/15/2047
(m),(n)
38,492 485
4.79%, 02/15/2047
(f),(m)
7,850 4,088
JPMBB Commercial Mortgage Securities Trust
2014-C21
0.96%, 08/15/2047
(m),(n)
33,653 679
JPMBB Commercial Mortgage Securities Trust
2014-C24
3.88%, 11/15/2047
(f),(m)
14,800 10,186
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(f),(m),(n)
54,005 741
0.96%, 10/15/2048
(m),(n)
45,690 1,046
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.50%, 07/15/2048
(m),(n)
68,072 1,022
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(f),(m),(n)
42,377 636
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.13%, 07/15/2050
(m),(n)
19,468 782
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.12%, 03/10/2052
(m),(n)
34,066 2,203
2.01%, 03/10/2052
(f),(m),(n)
18,869 2,326
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.77%, 06/13/2052
(f),(m),(n)
8,500 974
LB Commercial Mortgage Trust 2007-C3
5.82%, 07/15/2044
(m)
36 36
5.82%, 07/15/2044
(m)
6,369 5,764
LB-UBS Commercial Mortgage Trust 2007-C6
6.86%, 07/15/2040
(m)
2,325 2,116
MHC Trust 2021-MHC2
0.96%, 05/15/2023
(f)
5,000 4,975
1.00 x 1 Month USD LIBOR + 0.85%
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.35%, 08/15/2046
(m)
2,500 2,444
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.27%, 06/15/2047
(f),(m)
10,604 6,007
4.77%, 06/15/2047
(f),(m)
10,598 8,292
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.26%, 02/15/2048
(m),(n)
41,081 1,160
1.38%, 02/15/2048
(f),(m),(n)
41,500 1,504
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.86%, 03/15/2048
(m),(n)
28,753 604
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.52%, 05/15/2049
(m),(n)
36,453 1,884
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.27%, 11/15/2049
(f),(m),(n)
$ 21,213 $ 1,077
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.66%, 12/15/2049
(m),(n)
70,286 1,932
Morgan Stanley Capital I Inc
0.88%, 11/15/2023
(f)
7,974 7,944
1.00 x 1 Month USD LIBOR + 0.78%
Morgan Stanley Capital I Trust 2018-H3
1.86%, 07/15/2051
(f),(m),(n)
7,682 781
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(f),(m),(n)
4,693 468
3.00%, 06/15/2052
(f)
2,122 1,885
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(f),(m),(n)
15,090 1,201
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(f),(m),(n)
13,626 1,139
2.50%, 02/15/2053
(f)
3,000 2,580
SG Commercial Mortgage Securities Trust
2016-C5
0.88%, 10/10/2048
(m),(n)
17,960 694
TPGI Trust 2021-DGWD
0.81%, 06/15/2026
(f)
3,500 3,487
1.00 x 1 Month USD LIBOR + 0.70%
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(f),(m),(n)
12,767 1,472
UBS Commercial Mortgage Trust 2019-C18
1.44%, 12/15/2052
(f),(m),(n)
11,574 1,131
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(f),(m)
20,994 20,216
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.03%, 12/15/2047
(m),(n)
67,426 1,546
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.40%, 05/15/2048
(m),(n)
24,936 390
Wells Fargo Commercial Mortgage Trust
2015-NXS3
0.90%, 09/15/2057
(m),(n)
15,416 428
Wells Fargo Commercial Mortgage Trust
2016-C34
2.09%, 06/15/2049
(m),(n)
31,377 1,927
Wells Fargo Commercial Mortgage Trust
2016-C35
1.89%, 07/15/2048
(m),(n)
34,236 2,311
Wells Fargo Commercial Mortgage Trust
2017-C40
4.32%, 10/15/2050
(m)
5,000 5,087
Wells Fargo Commercial Mortgage Trust
2017-C42
1.57%, 12/15/2050
(f),(m),(n)
20,343 1,674
Wells Fargo Commercial Mortgage Trust
2018-C43
1.61%, 03/15/2051
(f),(m),(n)
6,614 566
Wells Fargo Commercial Mortgage Trust
2018-C44
1.83%, 05/15/2051
(f),(m),(n)
8,022 779
Wells Fargo Commercial Mortgage Trust
2018-C45
1.87%, 06/15/2051
(f),(m),(n)
2,647 283
3.00%, 06/15/2051
(f)
1,250 1,047
Wells Fargo Commercial Mortgage Trust
2018-C47
1.93%, 09/15/2061
(f),(m),(n)
14,133 1,559

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(f),(m),(n)
$ 4,336 $ 550
3.00%, 03/15/2052
(f)
2,500 2,235
Wells Fargo Commercial Mortgage Trust
2019-C50
2.00%, 05/15/2052
(f),(m),(n)
14,851 1,907
Wells Fargo Commercial Mortgage Trust
2019-C53
1.43%, 10/15/2052
(f),(m),(n)
8,777 846
Wells Fargo Commercial Mortgage Trust
2019-C54
1.37%, 12/15/2052
(f),(m),(n)
6,363 589
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(f),(m),(n)
14,583 1,458
Wells Fargo Commercial Mortgage Trust
2021-C61
1.39%, 11/15/2054
(f),(m),(n)
9,132 1,044
2.50%, 11/15/2054
(f)
5,000 4,200
$ 449,274
Commercial Services - 0 .95%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(f)
825 844
AMN Healthcare Inc
4.63%, 10/01/2027
(f)
3,625 3,660
ASGN Inc
4.63%, 05/15/2028
(f)
3,650 3,646
Bidvest Group UK PLC/The
3.63%, 09/23/2026
(f)
1,750 1,722
Carriage Services Inc
4.25%, 05/15/2029
(f)
2,190 2,135
Limak Iskenderun Uluslararasi Liman
Isletmeciligi AS
9.50%, 07/10/2036
(f)
290 283
Loxam SAS
6.00%, 04/15/2025 EUR 250 279
Movida Europe SA
5.25%, 02/08/2031
(f)
$ 1,080 948
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(a),(f)
1,350 1,215
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(f)
2,000 1,992
PROG Holdings Inc
6.00%, 11/15/2029
(f)
5,625 5,513
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(a),(f)
4,525 4,649
Sotheby's
7.38%, 10/15/2027
(f)
6,775 7,039
Team Health Holdings Inc
6.38%, 02/01/2025
(a),(f)
6,390 5,751
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
1,675 1,657
$ 41,333
Computers - 0 .25%
Apple Inc
2.70%, 08/05/2051 1,500 1,374
3.60%, 07/31/2042 GBP 1,150 1,933
Dell International LLC / EMC Corp
5.30%, 10/01/2029 $ 2,100 2,408
5.45%, 06/15/2023 694 725
International Business Machines Corp
5.60%, 11/30/2039 800 1,029
KBR Inc
4.75%, 09/30/2028
(f)
3,375 3,367
$ 10,836
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0 .06%
High Ridge Brands - Escrow
0.00%, 03/15/2025
(e),(g),(h)
$ 15,607 $ 194
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(f)
2,500 2,221
$ 2,415
Distribution & Wholesale - 0 .11%
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
3,250 3,086
IAA Inc
5.50%, 06/15/2027
(f)
100 103
Ritchie Bros Holdings Inc
4.75%, 12/15/2031
(f)
1,475 1,485
$ 4,674
Diversified Financial Services - 3 .14%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 700 713
6.50%, 07/15/2025 3,800 4,258
Air Lease Corp
2.88%, 01/15/2026 4,384 4,422
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
3,550 3,593
7.00%, 01/15/2026
(f)
1,075 1,121
Ally Financial Inc
4.70%, 05/15/2026
(i),(j)
1,000 989
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
5.75%, 11/20/2025 1,265 1,393
American Express Co
3.55%, 09/15/2026
(i),(j)
10,000 9,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
1.34%, 12/06/2024
(j)
1,800 1,786
Secured Overnight Financing Rate + 0.69%
3.75%, 07/28/2026 800 838
4.20%, 10/29/2025 700 744
Charles Schwab Corp/The
4.00%, 06/01/2026
(i),(j)
7,000 6,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
7.00%, 05/01/2022
(i)
4,198 4,224
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 08/01/2024
(i),(j)
2,850 2,777
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 900 923
Discover Financial Services
6.13%, 06/23/2025
(i),(j)
3,000 3,237
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Home Point Capital Inc
5.00%, 02/01/2026
(f)
3,550 3,080
Intercontinental Exchange Inc
3.00%, 09/15/2060 575 519
Mastercard Inc
3.35%, 03/26/2030 1,375 1,471
Muthoot Finance Ltd
4.40%, 09/02/2023
(f)
875 879
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(f)
2,675 2,615
5.75%, 11/15/2031
(f)
2,000 1,934
Navient Corp
5.63%, 08/01/2033 1,200 1,075

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
NFP Corp
4.88%, 08/15/2028
(f)
$ 10,820 $ 10,571
6.88%, 08/15/2028
(f)
27,978 26,614
OneMain Finance Corp
4.00%, 09/15/2030 150 140
6.63%, 01/15/2028 7,825 8,399
6.88%, 03/15/2025 1,795 1,948
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(f),(l)
3,950 4,035
Power Finance Corp Ltd
3.95%, 04/23/2030
(a)
2,000 2,013
4.50%, 06/18/2029 3,825 3,981
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
5,355 5,462
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
4.00%, 10/15/2033
(f)
3,350 3,135
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(f)
BRL 12,961 2,302
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(f)
$ 1,250 741
Vertex Capital Investment Ltd
4.75%, 04/03/2024 2,600 2,723
Visa Inc
3.15%, 12/14/2025 850 891
4.30%, 12/14/2045 1,200 1,411
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(f)
2,500 2,484
$ 135,931
Electric - 1 .92%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(f)
639 734
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
3,913 3,804
Alfa Desarrollo SpA
4.55%, 09/27/2051
(f)
760 696
American Electric Power Co Inc
3.88%, 02/15/2062
(j)
400 392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 2,100 1,877
Calpine Corp
5.00%, 02/01/2031
(f)
2,400 2,274
Cometa Energia SA de CV
6.38%, 04/24/2035 3,506 3,830
Comision Federal de Electricidad
5.00%, 09/29/2036 1,580 1,607
Dominion Energy Inc
3.38%, 04/01/2030 2,500 2,592
4.65%, 12/15/2024
(i),(j)
15,974 16,413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 600 611
4.88%, 09/16/2024
(i),(j)
11,350 11,690
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 800 894
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(f)
$ 2,000 1,960
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Emera US Finance LP
4.75%, 06/15/2046 $ 1,200 $ 1,346
Enel Chile SA
4.88%, 06/12/2028 2,000 2,187
Enel SpA
8.75%, 09/24/2073
(f),(j)
2,500 2,752
USD Swap Semi-Annual 5 Year + 5.88%
Engie SA
2.00%, 09/28/2037 EUR 1,300 1,583
Eskom Holdings SOC Ltd
7.50%, 09/15/2033 ZAR 23,000 1,131
Fortis Inc/Canada
3.06%, 10/04/2026 $ 964 989
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051
(f)
450 433
Interchile SA
4.50%, 06/30/2056
(f)
300 308
Interconexion Electrica SA ESP
3.83%, 11/26/2033
(a),(f)
515 516
Lamar Funding Ltd
3.96%, 05/07/2025 2,500 2,475
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(f)
762 836
Minejesa Capital BV
4.63%, 08/10/2030 3,300 3,236
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(f)
1,100 1,013
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 2,700 2,597
Pampa Energia SA
7.50%, 01/24/2027
(f)
950 809
7.50%, 01/24/2027 3,000 2,554
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
6.25%, 01/25/2049 1,000 1,172
RWE AG
3.50%, 04/21/2075
(j)
EUR 500 593
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Sociedad de Transmision Austral SA
4.00%, 01/27/2032
(a),(f)
$ 620 613
Southern Co/The
3.75%, 09/15/2051
(j)
3,500 3,416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(j)
1,000 1,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Virginia Electric and Power Co
2.95%, 11/15/2051 1,500 1,413
Vistra Operations Co LLC
5.50%, 09/01/2026
(f)
890 908
$ 83,262
Electronics - 0 .04%
Honeywell International Inc
2.80%, 06/01/2050
(a)
1,600 1,560
Energy - Alternate Sources - 0 .08%
Aydem Yenilenebilir Enerji AS
7.75%, 02/02/2027
(f)
220 185
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(f)
600 621
Energo-Pro AS
8.50%, 02/04/2027
(f),(l)
2,100 2,121
Sweihan PV Power Co PJSC
3.63%, 01/31/2049
(f)
600 579
$ 3,506

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0 .24%
Hacienda Investments Ltd Via DME Airport DAC
5.35%, 02/08/2028
(f)
$ 2,300 $ 2,216
IEA Energy Services LLC
6.63%, 08/15/2029
(f)
3,420 3,343
IHS Holding Ltd
6.25%, 11/29/2028
(f)
540 544
IHS Netherlands Holdco BV
8.00%, 09/18/2027
(f)
765 801
State Agency of Roads of Ukraine
6.25%, 06/24/2028 3,000 2,330
Tutor Perini Corp
6.88%, 05/01/2025
(a),(f)
1,240 1,229
$ 10,463
Entertainment - 0 .81%
Caesars Entertainment Inc
4.63%, 10/15/2029
(f)
4,225 4,045
8.13%, 07/01/2027
(f)
125 134
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(f)
1,875 1,931
Cinemark USA Inc
5.25%, 07/15/2028
(a),(f)
2,050 1,942
5.88%, 03/15/2026
(f)
3,050 2,996
8.75%, 05/01/2025
(f)
250 262
Everi Holdings Inc
5.00%, 07/15/2029
(f)
5,425 5,398
International Game Technology PLC
6.50%, 02/15/2025
(f)
1,415 1,506
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
7,990 7,941
Live Nation Entertainment Inc
4.75%, 10/15/2027
(f)
750 739
5.63%, 03/15/2026
(f)
1,350 1,374
6.50%, 05/15/2027
(f)
3,000 3,229
Scientific Games International Inc
7.00%, 05/15/2028
(f)
500 525
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
2,925 2,940
$ 34,962
Environmental Control - 0 .49%
Covanta Holding Corp
4.88%, 12/01/2029
(f)
5,025 4,992
5.00%, 09/01/2030 175 173
GFL Environmental Inc
4.00%, 08/01/2028
(f)
600 559
4.38%, 08/15/2029
(f)
7,275 6,942
4.75%, 06/15/2029
(f)
3,375 3,274
Madison IAQ LLC
5.88%, 06/30/2029
(f)
5,700 5,268
$ 21,208
Food - 0 .71%
Agrosuper SA
4.60%, 01/20/2032
(f)
630 639
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
400 400
Grupo Bimbo SAB de CV
5.95%, 04/17/2023
(f),(i),(j)
840 865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Indofood CBP Sukses Makmur Tbk PT
4.75%, 06/09/2051 1,440 1,374
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(f),(l)
2,000 1,961
5.50%, 01/15/2030
(f)
440 467
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co
3.88%, 05/15/2027 $ 700 $ 726
5.00%, 07/15/2035 1,225 1,397
Performance Food Group Inc
4.25%, 08/01/2029
(f)
2,400 2,252
5.50%, 10/15/2027
(f)
8,600 8,798
Post Holdings Inc
4.50%, 09/15/2031
(f)
4,500 4,283
5.50%, 12/15/2029
(f)
1,500 1,542
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(f)
2,390 2,291
US Foods Inc
4.63%, 06/01/2030
(f)
800 778
4.75%, 02/15/2029
(f)
3,243 3,183
$ 30,956
Food Service - 0 .17%
Aramark Services Inc
5.00%, 02/01/2028
(f)
6,385 6,337
6.38%, 05/01/2025
(f)
1,020 1,057
$ 7,394
Forest Products & Paper - 0 .11%
Inversiones CMPC SA
4.75%, 09/15/2024 480 503
Suzano Austria GmbH
3.13%, 01/15/2032 360 333
5.00%, 01/15/2030 3,550 3,779
$ 4,615
Gas - 0 .16%
NiSource Inc
5.65%, 06/15/2023
(i),(j)
7,000 7,122
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Healthcare - Products - 0 .21%
Avantor Funding Inc
4.63%, 07/15/2028
(f)
750 748
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 300 329
Mozart Debt Merger Sub Inc
5.25%, 10/01/2029
(f)
$ 4,550 4,425
Stryker Corp
1.95%, 06/15/2030 2,200 2,078
Thermo Fisher Scientific Inc
4.10%, 08/15/2047 1,150 1,342
$ 8,922
Healthcare - Services - 1 .71%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
2,425 2,389
5.50%, 07/01/2028
(f)
1,950 1,968
Anthem Inc
3.65%, 12/01/2027 1,400 1,489
Cano Health LLC
6.25%, 10/01/2028
(f)
6,860 6,586
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(f)
2,300 2,199
DaVita Inc
3.75%, 02/15/2031
(f)
3,225 2,963
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
14,540 7,561
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 2,200 2,466
HCA Inc
5.38%, 02/01/2025 $ 2,200 2,341
Humana Inc
1.35%, 02/03/2027 3,100 2,936
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(f)
1,625 1,592

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
MEDNAX Inc
6.25%, 01/15/2027
(a),(f)
$ 2,000 $ 2,090
Radiology Partners Inc
9.25%, 02/01/2028
(f)
6,100 6,070
RP Escrow Issuer LLC
5.25%, 12/15/2025
(f)
2,650 2,574
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
5,418 5,425
10.00%, 04/15/2027
(f)
6,457 6,788
Tenet Healthcare Corp
4.63%, 09/01/2024
(f)
2,450 2,477
4.63%, 06/15/2028
(f)
100 99
5.13%, 11/01/2027
(f)
12,060 12,086
6.13%, 10/01/2028
(f)
1,000 1,003
UnitedHealth Group Inc
6.88%, 02/15/2038 550 796
$ 73,898
Holding Companies - Diversified - 0 .07%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 1,300 1,483
ProGroup AG
3.00%, 03/31/2026 1,550 1,733
$ 3,216
Home Builders - 0 .04%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
$ 1,755 1,851
Insurance - 3 .23%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
900 850
7.00%, 11/15/2025
(f)
10,632 10,614
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(f)
3,475 3,379
Allstate Corp/The
6.50%, 05/15/2067
(j)
8,600 11,029
3 Month USD LIBOR + 2.12%
AmWINS Group Inc
4.88%, 06/30/2029
(f)
5,575 5,457
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(j)
4,500 4,950
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(j)
1,000 1,081
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(j)
2,000 2,177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
5.63%, 01/15/2029
(f)
2,350 2,185
7.00%, 08/15/2025
(f)
18,302 18,274
AXA SA
6.38%, 12/14/2036
(f),(i),(j)
3,000 4,065
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,401
Berkshire Hathaway Finance Corp
2.63%, 06/19/2059 GBP 1,000 1,354
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 1,700 1,992
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 05/28/2024
(i),(j)
400 500
3 Month Euro Interbank Offered Rate +
5.77%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Heungkuk Life Insurance Co Ltd
4.48%, 11/09/2022
(i),(j)
$ 2,300 $ 2,317
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
HUB International Ltd
7.00%, 05/01/2026
(f)
7,465 7,663
Liberty Mutual Group Inc
7.80%, 03/07/2087
(f)
7,361 10,011
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
946 1,441
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(f)
650 650
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(j)
350 380
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
3.85%, 09/15/2025
(i),(j)
5,900 5,944
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(f)
8,000 11,822
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,470
3 Month USD LIBOR + 7.55%
New York Life Global Funding
1.85%, 08/01/2031
(f)
3,000 2,831
Nippon Life Insurance Co
5.10%, 10/16/2044
(f),(j)
5,000 5,325
USD Swap Semi-Annual 5 Year + 3.65%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(f),(j)
6,985 7,474
3 Month USD LIBOR + 4.44%
Talanx AG
2.25%, 12/05/2047
(j)
EUR 2,000 2,320
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
6.13%, 09/15/2023
(i),(j)
$ 1,500 1,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(j)
10,000 9,376
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 139,885
Internet - 0 .62%
Alibaba Group Holding Ltd
3.25%, 02/09/2061 500 431
3.40%, 12/06/2027 2,000 2,078
Alphabet Inc
2.00%, 08/15/2026 900 908
B2W Digital Lux Sarl
4.38%, 12/20/2030 2,300 2,026
Baidu Inc
2.38%, 10/09/2030
(a)
900 857
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,272
Cablevision Lightpath LLC
3.88%, 09/15/2027
(f)
2,675 2,508
5.63%, 09/15/2028
(f)
3,200 3,054
Netflix Inc
3.63%, 05/15/2027 EUR 500 632
4.38%, 11/15/2026 $ 1,760 1,889
Prosus NV
3.83%, 02/08/2051
(f)
760 638
4.99%, 01/19/2052
(f)
555 542

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Rakuten Group Inc
4.25%, 04/22/2027
(i),(j)
EUR 1,600 $ 1,723
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.74%
Tencent Holdings Ltd
3.98%, 04/11/2029
(f)
$ 3,100 3,290
3.98%, 04/11/2029 700 743
Uber Technologies Inc
8.00%, 11/01/2026
(f)
1,500 1,591
United Group BV
4.00%, 11/15/2027 EUR 2,400 2,573
$ 26,755
Investment Companies - 0 .05%
Fund of National Welfare Samruk-Kazyna JSC
2.00%, 10/28/2026
(f)
$ 460 442
Huarong Finance II Co Ltd
5.00%, 11/19/2025 370 377
MDGH GMTN RSC Ltd
2.88%, 05/21/2030 800 808
3.70%, 11/07/2049 400 417
$ 2,044
Iron & Steel - 2 .02%
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
18,412 19,171
CSN Inova Ventures
6.75%, 01/28/2028 1,000 1,052
CSN Resources SA
4.63%, 06/10/2031
(f)
840 793
GTL Trade Finance Inc
7.25%, 04/16/2044
(a)
1,500 1,928
Material Sciences Corp
8.25%, 01/09/2024
(g),(h),(m)
18,397 18,397
Specialty Steel
11.00%, 11/15/2026
(g),(h)
41,564 41,564
Vale Overseas Ltd
3.75%, 07/08/2030 4,550 4,612
$ 87,517
Leisure Products & Services - 0 .11%
CWT Travel Group Inc
8.50%, 11/19/2026
(f)
3,830 3,907
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(f)
800 776
$ 4,683
Lodging - 0 .50%
Boyd Gaming Corp
4.75%, 06/15/2031
(f)
9,210 9,040
Gohl Capital Ltd
4.25%, 01/24/2027 3,250 3,239
Melco Resorts Finance Ltd
5.63%, 07/17/2027 1,000 965
Station Casinos LLC
4.63%, 12/01/2031
(f)
4,775 4,536
Studio City Finance Ltd
5.00%, 01/15/2029 2,200 1,913
6.50%, 01/15/2028 290 271
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(a),(f)
1,840 1,810
$ 21,774
Machinery - Diversified - 0 .61%
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
7,240 7,457
Rockwell Automation Inc
0.35%, 08/15/2023 2,000 1,973
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
$ 16,660 $ 16,972
$ 26,402
Media - 1 .54%
Altice Financing SA
5.00%, 01/15/2028
(f)
2,000 1,861
Altice Finco SA
4.75%, 01/15/2028 EUR 500 511
AMC Networks Inc
4.75%, 08/01/2025 $ 2,045 2,062
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
474 462
5.38%, 06/01/2029
(f)
3,500 3,607
5.50%, 05/01/2026
(f)
1,053 1,078
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 500 442
6.48%, 10/23/2045 1,000 1,258
Comcast Corp
2.94%, 11/01/2056
(f)
441 390
4.15%, 10/15/2028 950 1,046
CSC Holdings LLC
4.63%, 12/01/2030
(f)
7,091 6,311
5.75%, 01/15/2030
(f)
3,350 3,157
7.50%, 04/01/2028
(f)
1,350 1,396
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 2,000 1,855
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,578
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
1,414 1,433
Nexstar Media Inc
5.63%, 07/15/2027
(f)
4,500 4,612
Scripps Escrow II Inc
5.38%, 01/15/2031
(f)
1,930 1,909
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
2,400 2,322
SportsNet New York
10.25%, 01/15/2025
(g),(h)
20,090 20,793
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
6,350 5,985
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
2,500 2,570
$ 66,638
Mining - 1 .30%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/2028 4,470 4,323
Arconic Corp
6.13%, 02/15/2028
(f)
6,125 6,354
Century Aluminum Co
7.50%, 04/01/2028
(f)
9,530 10,102
Constellium SE
3.75%, 04/15/2029
(a),(f)
950 898
5.63%, 06/15/2028
(f)
775 794
Corp Nacional del Cobre de Chile
3.70%, 01/30/2050 750 710
5.63%, 10/18/2043 1,000 1,221
Endeavour Mining PLC
5.00%, 10/14/2026 2,250 2,182
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
800 850
Industrias Penoles SAB de CV
4.15%, 09/12/2029 2,800 2,916
Newmont Corp
4.88%, 03/15/2042 650 775

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(e),(f)
$ 19,888 $ —
Novelis Corp
4.75%, 01/30/2030
(f)
4,014 3,994
Real Alloy Holding Inc
11.00%, 11/30/2023
(g),(h),(m)
17,944 17,944
Stillwater Mining Co
4.00%, 11/16/2026
(f)
2,500 2,388
Vedanta Resources Finance II PLC
8.95%, 03/11/2025
(f)
810 770
$ 56,221
Miscellaneous Manufacturers - 0 .05%
3M Co
4.00%, 09/14/2048 1,000 1,145
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,111
$ 2,256
Oil & Gas - 3 .54%
BP Capital Markets America Inc
2.72%, 01/12/2032 1,500 1,484
3.00%, 02/24/2050 300 273
BP Capital Markets PLC
4.88%, 03/22/2030
(i),(j)
10,960 11,577
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(f)
4,075 4,141
Comstock Resources Inc
5.88%, 01/15/2030
(f)
3,150 3,131
6.75%, 03/01/2029
(f)
525 540
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,856
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
700 707
Ecopetrol SA
5.88%, 05/28/2045 800 705
6.88%, 04/29/2030 2,000 2,144
Energean Israel Finance Ltd
5.88%, 03/30/2031
(f)
4,300 4,166
Energean PLC
6.50%, 04/30/2027
(f)
700 676
Exxon Mobil Corp
4.23%, 03/19/2040 500 566
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/2025
(f),(i),(j)
2,825 2,717
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
25 26
6.00%, 02/01/2031
(f)
2,625 2,664
HollyFrontier Corp
5.88%, 04/01/2026 3,085 3,388
KazMunayGas National Co JSC
6.38%, 10/24/2048 590 714
Kosmos Energy Ltd
7.13%, 04/04/2026 2,000 1,950
7.75%, 05/01/2027
(f)
635 619
Leviathan Bond Ltd
6.50%, 06/30/2027
(f)
4,200 4,468
6.75%, 06/30/2030
(f)
1,000 1,066
Lukoil Capital DAC
3.60%, 10/26/2031
(f)
600 545
3.60%, 10/26/2031 200 182
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(f)
1,750 1,678
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Medco Laurel Tree Pte Ltd
6.95%, 11/12/2028
(f)
$ 985 $ 967
MEG Energy Corp
7.13%, 02/01/2027
(f)
5,500 5,728
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
700 641
Occidental Petroleum Corp
3.00%, 02/15/2027 3,400 3,290
3.50%, 08/15/2029 2,600 2,563
5.50%, 12/01/2025 1,900 2,016
6.13%, 01/01/2031 1,275 1,472
6.20%, 03/15/2040 1,250 1,447
6.38%, 09/01/2028 200 228
6.45%, 09/15/2036 11,892 14,445
6.60%, 03/15/2046 4,350 5,469
6.63%, 09/01/2030 1,250 1,467
7.50%, 05/01/2031 100 124
8.88%, 07/15/2030 6,700 8,684
Oil India Ltd
5.13%, 02/04/2029 2,200 2,400
PDC Energy Inc
5.75%, 05/15/2026 2,300 2,342
Pertamina Persero PT
4.15%, 02/25/2060 300 277
5.63%, 05/20/2043
(f)
700 771
Petrobras Global Finance BV
7.25%, 03/17/2044 1,500 1,597
Petroleos de Venezuela SA
0.00%, 10/27/2020
(e)
1,028 149
0.00%, 11/17/2021
(e)
17,250 626
0.00%, 05/16/2024
(e)
38,002 1,379
0.00%, 11/15/2026
(e)
12,045 437
0.00%, 04/12/2027
(e)
425 15
0.00%, 05/17/2035
(e)
536 19
Petroleos Mexicanos
6.63%, 06/15/2035 4,200 3,917
6.70%, 02/16/2032
(f)
3,347 3,313
6.70%, 02/16/2032 790 782
7.19%, 09/12/2024 MXN 17,000 784
7.69%, 01/23/2050 $ 1,545 1,431
Petron Corp
4.60%, 07/19/2023
(i),(j)
750 741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Phillips 66
3.85%, 04/09/2025 2,600 2,736
Qatar Energy
1.38%, 09/12/2026
(f)
2,010 1,937
Reliance Industries Ltd
3.63%, 01/12/2052
(f)
830 785
Rockcliff Energy II LLC
5.50%, 10/15/2029
(f)
1,350 1,367
SA Global Sukuk Ltd
2.69%, 06/17/2031
(f)
1,300 1,285
Saudi Arabian Oil Co
4.38%, 04/16/2049
(f)
1,500 1,639
SEPLAT Energy PLC
7.75%, 04/01/2026
(f)
730 728
Southwestern Energy Co
4.75%, 02/01/2032 950 948
7.75%, 10/01/2027 1,030 1,097
Suncor Energy Inc
3.75%, 03/04/2051 600 607
5.00%, 04/09/2030 CAD 2,700 2,373
Sunoco LP / Sunoco Finance Corp
5.88%, 03/15/2028 $ 75 78
Tecpetrol SA
4.88%, 12/12/2022 800 784

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Teine Energy Ltd
6.88%, 04/15/2029
(f)
$ 4,650 $ 4,743
TotalEnergies SE
2.63%, 02/26/2025
(i),(j)
EUR 1,600 1,846
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Tullow Oil PLC
10.25%, 05/15/2026
(f)
$ 940 949
10.25%, 05/15/2026 2,000 2,020
Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 1,958
Valero Energy Corp
2.80%, 12/01/2031 1,000 953
6.63%, 06/15/2037 200 258
W&T Offshore Inc
9.75%, 11/01/2023
(f)
2,500 2,437
YPF SA
2.50%, 06/30/2029
(m)
665 401
$ 153,433
Oil & Gas Services - 0 .08%
Guara Norte Sarl
5.20%, 06/15/2034
(f)
393 367
5.20%, 06/15/2034 1,919 1,792
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,198
$ 3,357
Packaging & Containers - 0 .98%
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(f)
7,650 7,287
Ball Corp
4.38%, 12/15/2023 EUR 800 959
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 $ 325 331
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 1,385 1,606
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 353
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(f)
$ 5,370 5,343
Klabin Austria GmbH
7.00%, 04/03/2049 750 816
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 672
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
$ 10,384 10,332
9.25%, 08/01/2024
(f)
8,420 8,694
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
6,000 6,049
$ 42,442
Pharmaceuticals - 0 .81%
AbbVie Inc
4.05%, 11/21/2039 2,800 3,016
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,261
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
1,580 1,598
Bausch Health Cos Inc
5.25%, 01/30/2030
(f)
7,510 6,037
7.00%, 01/15/2028
(f)
3,300 2,958
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 1,300 1,511
Cigna Corp
4.80%, 08/15/2038 $ 2,500 2,873
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
5.05%, 03/25/2048 $ 700 $ 857
Eli Lilly & Co
1.70%, 11/01/2049 EUR 325 377
Johnson & Johnson
1.65%, 05/20/2035 1,500 1,821
Merck & Co Inc
1.70%, 06/10/2027 $ 1,250 1,226
Option Care Health Inc
4.38%, 10/31/2029
(f)
2,570 2,504
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(f)
2,900 2,900
Sanofi
1.88%, 03/21/2038 EUR 1,700 2,179
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 1,300 1,296
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 1,650 1,515
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,275 1,346
$ 35,275
Pipelines - 1 .50%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 380 425
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.75%, 03/01/2027
(f)
2,950 2,994
5.75%, 01/15/2028
(f)
1,675 1,708
Buckeye Partners LP
4.50%, 03/01/2028
(f)
3,225 3,139
5.60%, 10/15/2044 375 340
5.85%, 11/15/2043 1,450 1,327
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(f)
3,605 3,593
DT Midstream Inc
4.38%, 06/15/2031
(f)
3,125 3,086
EIG Pearl Holdings Sarl
3.55%, 08/31/2036
(f)
470 469
4.39%, 11/30/2046
(f)
560 557
Enbridge Inc
2.50%, 08/01/2033 2,700 2,547
6.00%, 01/15/2077
(j)
3,400 3,608
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(j)
5,600 5,992
3 Month USD LIBOR + 3.64%
EQM Midstream Partners LP
4.75%, 01/15/2031
(f)
950 909
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(f)
1,282 1,263
2.16%, 03/31/2034 710 681
Genesis Energy LP / Genesis Energy Finance
Corp
8.00%, 01/15/2027 4,080 4,106
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
4,140 4,312
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
1,135 1,158
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
3,875 3,771
New Fortress Energy Inc
6.50%, 09/30/2026
(f)
375 351
6.75%, 09/15/2025
(f)
1,675 1,587
NuStar Logistics LP
6.38%, 10/01/2030 1,250 1,352

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(f)
$ 2,025 $ 2,020
4.95%, 07/15/2029
(f)
400 411
Transcanada Trust
5.88%, 08/15/2076
(j)
4,230 4,518
3 Month USD LIBOR + 4.64%
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(f)
1,725 1,722
4.13%, 08/15/2031
(f)
1,155 1,162
Western Midstream Operating LP
5.30%, 03/01/2048 2,650 2,928
5.45%, 04/01/2044 250 276
6.50%, 02/01/2050 1,250 1,371
Williams Cos Inc/The
6.30%, 04/15/2040 900 1,154
$ 64,837
Real Estate - 0 .20%
CIFI Holdings Group Co Ltd
4.45%, 08/17/2026 350 294
Corp Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031
(f)
410 398
Country Garden Holdings Co Ltd
8.00%, 01/27/2024 1,600 1,466
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(e)
820 219
0.00%, 04/16/2025
(e)
300 80
MAF Global Securities Ltd
6.37%, 03/20/2026
(i),(j)
4,000 4,285
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Powerlong Real Estate Holdings Ltd
5.95%, 04/30/2025 300 223
6.25%, 08/10/2024 240 186
Scenery Journey Ltd
13.00%, 11/06/2022 1,200 123
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,395
$ 8,669
REITs - 0 .33%
American Tower Corp
3.10%, 06/15/2050 1,050 935
CIBANCO SA Institucion de Banca Multiple
Trust CIB/3332
4.38%, 07/22/2031
(f)
750 701
Crown Castle International Corp
2.90%, 04/01/2041 1,350 1,225
Iron Mountain Inc
5.25%, 03/15/2028
(f)
2,165 2,197
MPT Operating Partnership LP / MPT Finance
Corp
3.69%, 06/05/2028 GBP 1,200 1,651
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(j)
$ 1,400 1,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
Trust Fibra Uno
6.95%, 01/30/2044
(a)
1,300 1,542
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f)
3,100 3,070
Welltower Inc
4.00%, 06/01/2025 1,400 1,485
$ 14,243
Retail - 1 .18%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(f)
725 671
4.38%, 01/15/2028
(f)
6,250 6,132
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Bath & Body Works Inc
6.75%, 07/01/2036 $ 1,095 $ 1,244
Dollar Tree Inc
4.20%, 05/15/2028 2,800 3,040
Home Depot Inc/The
4.25%, 04/01/2046 800 924
4.50%, 12/06/2048 900 1,092
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
2,675 2,549
Lowe's Cos Inc
3.00%, 10/15/2050 600 548
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
5,475 5,239
Park River Holdings Inc
6.75%, 08/01/2029
(f)
2,075 1,966
QVC Inc
4.38%, 09/01/2028 2,150 1,981
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(f)
6,150 6,321
SRS Distribution Inc
4.63%, 07/01/2028
(f)
3,560 3,441
6.00%, 12/01/2029
(f)
1,025 996
Staples Inc
10.75%, 04/15/2027
(f)
1,700 1,584
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(f)
3,475 3,423
Target Corp
1.95%, 01/15/2027
(a)
2,000 1,998
Walmart Inc
5.63%, 03/27/2034 GBP 450 837
White Cap Buyer LLC
6.88%, 10/15/2028
(f)
$ 6,827 7,005
$ 50,991
Savings & Loans - 0 .07%
Nationwide Building Society
2.00%, 07/25/2029
(j)
EUR 2,700 3,118
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.50%
Semiconductors - 0 .08%
Broadcom Inc
3.75%, 02/15/2051
(f)
$ 1,200 1,156
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
1,300 1,322
TSMC Arizona Corp
2.50%, 10/25/2031 800 789
$ 3,267
Software - 0 .87%
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(f)
2,675 2,552
4.88%, 07/01/2029
(f)
4,400 4,191
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(f)
2,830 2,822
Microsoft Corp
2.92%, 03/17/2052 2,700 2,640
Minerva Merger Sub Inc
6.50%, 02/15/2030
(f),(l)
3,700 3,691
Open Text Corp
3.88%, 02/15/2028
(f)
1,300 1,274
Oracle Corp
3.60%, 04/01/2040 1,500 1,388
Playtika Holding Corp
4.25%, 03/15/2029
(f)
12,367 11,826
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
5,000 5,163

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(f)
$ 2,075 $ 1,953
$ 37,500
Sovereign - 5 .11%
1MDB Global Investments Ltd
4.40%, 03/09/2023 5,400 5,404
Abu Dhabi Government International Bond
3.13%, 10/11/2027
(f)
950 1,002
3.13%, 10/11/2027 800 843
3.13%, 09/30/2049
(f)
1,500 1,459
Angolan Government International Bond
8.00%, 11/26/2029
(f)
2,150 2,129
8.00%, 11/26/2029 1,500 1,486
9.50%, 11/12/2025
(f)
360 393
9.50%, 11/12/2025 1,515 1,655
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(m)
3,265 1,102
1.13%, 07/09/2035
(m)
9,800 3,023
2.00%, 01/09/2038
(m)
3,910 1,478
Bahamas Government International Bond
6.00%, 11/21/2028 1,800 1,465
Benin Government International Bond
4.88%, 01/19/2032
(f)
EUR 1,750 1,892
Bolivian Government International Bond
4.50%, 03/20/2028 $ 1,900 1,663
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030
(f)
CLP 2,270,000 2,657
5.00%, 10/01/2028
(f)
440,000 528
5.00%, 03/01/2035 405,000 472
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2023 BRL 4,540 839
10.00%, 01/01/2027 18,410 3,309
10.00%, 01/01/2029 5,300 931
10.00%, 01/01/2031 12,827 2,231
Brazilian Government International Bond
7.13%, 01/20/2037 $ 1,000 1,166
Chile Government International Bond
2.55%, 07/27/2033 600 563
2.75%, 01/31/2027 4,240 4,297
3.50%, 01/31/2034 200 204
4.00%, 01/31/2052 220 226
China Government Bond
3.27%, 11/19/2030 CNY 10,000 1,629
Colombia Government International Bond
4.50%, 03/15/2029 $ 610 599
5.63%, 02/26/2044 2,100 1,919
6.13%, 01/18/2041 1,685 1,651
Dominican Republic International Bond
5.88%, 01/30/2060
(f)
1,520 1,376
5.88%, 01/30/2060 300 272
6.50%, 02/15/2048 1,400 1,416
6.85%, 01/27/2045 3,150 3,301
Ecuador Government International Bond
1.00%, 07/31/2035
(m)
2,100 1,484
5.00%, 07/31/2030
(m)
2,720 2,359
Egypt Government Bond
14.05%, 07/21/2022 EGP 21,600 1,383
14.31%, 10/13/2023 5,595 357
Egypt Government International Bond
7.60%, 03/01/2029
(f)
$ 610 587
7.63%, 05/29/2032 1,800 1,616
8.50%, 01/31/2047 4,250 3,545
8.88%, 05/29/2050
(f)
1,595 1,362
8.88%, 05/29/2050 1,150 982
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
El Salvador Government International Bond
5.88%, 01/30/2025
(f)
$ 790 $ 470
7.65%, 06/15/2035 3,838 2,080
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,340
Export-Import Bank of Korea
2.13%, 01/18/2032 1,000 978
2.50%, 06/29/2041 1,300 1,279
8.00%, 05/15/2024
(f)
IDR 21,100,000 1,546
Gabon Government International Bond
6.95%, 06/16/2025
(f)
$ 290 302
6.95%, 06/16/2025 2,000 2,082
Ghana Government International Bond
7.63%, 05/16/2029
(f)
2,020 1,570
Guatemala Government Bond
6.13%, 06/01/2050 900 982
Honduras Government International Bond
6.25%, 01/19/2027 2,750 2,743
Hungary Government Bond
1.50%, 08/26/2026 HUF 433,630 1,194
2.25%, 04/20/2033 453,410 1,104
2.25%, 06/22/2034 665,250 1,579
Hungary Government International Bond
3.13%, 09/21/2051
(f)
$ 660 613
Indonesia Government International Bond
4.35%, 01/08/2027
(f)
1,200 1,307
4.45%, 04/15/2070 400 434
4.63%, 04/15/2043
(f)
385 422
8.50%, 10/12/2035 1,000 1,513
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 30,000,000 2,073
7.00%, 09/15/2030 31,000,000 2,216
7.50%, 08/15/2032 7,440,000 544
8.25%, 05/15/2036 9,704,000 748
8.38%, 03/15/2034 21,529,000 1,678
Iraq International Bond
5.80%, 01/15/2028 $ 3,598 3,445
Israel Government International Bond
4.50%, 01/30/2043 2,550 3,098
Ivory Coast Government International Bond
5.75%, 12/31/2032
(m)
3,285 3,271
6.88%, 10/17/2040
(f)
EUR 1,590 1,798
Lebanon Government International Bond
0.00%, 03/23/2027
(e)
$ 660 68
Malaysia Government Bond
3.76%, 05/22/2040 MYR 7,473 1,670
4.89%, 06/08/2038 6,561 1,689
Mexican Bonos
7.50%, 06/03/2027 MXN 53,139 2,566
7.75%, 05/29/2031 25,860 1,258
7.75%, 11/23/2034 62,000 3,007
8.50%, 05/31/2029 45,191 2,300
10.00%, 11/20/2036 13,470 780
Mexico Government International Bond
4.40%, 02/12/2052 $ 810 778
4.75%, 04/27/2032 685 748
4.75%, 03/08/2044 2,350 2,419
5.00%, 04/27/2051 1,500 1,590
Montenegro Government International Bond
2.88%, 12/16/2027 EUR 2,000 2,076
Nigeria Government International Bond
6.50%, 11/28/2027
(f)
$ 760 761
6.50%, 11/28/2027 2,400 2,403
7.38%, 09/28/2033
(f)
1,610 1,498
7.70%, 02/23/2038 300 270
7.88%, 02/16/2032 2,800 2,723
9.25%, 01/21/2049 200 199

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Oman Government International Bond
6.00%, 08/01/2029 $ 3,200 $ 3,361
6.25%, 01/25/2031
(f)
890 946
6.75%, 01/17/2048 2,000 1,956
7.00%, 01/25/2051
(f)
760 764
Oman Sovereign Sukuk Co
4.40%, 06/01/2024 1,100 1,132
Panama Government International Bond
2.25%, 09/29/2032 850 779
4.50%, 01/19/2063 1,035 1,047
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 1,150 1,261
Peruvian Government International Bond
2.78%, 01/23/2031 1,315 1,271
3.00%, 01/15/2034 1,265 1,214
5.63%, 11/18/2050 1,200 1,578
6.90%, 08/12/2037
(f)
PEN 3,264 854
Qatar Government International Bond
3.40%, 04/16/2025
(f)
$ 945 989
5.10%, 04/23/2048 2,000 2,584
Republic of Belarus International Bond
6.88%, 02/28/2023 2,000 1,894
Republic of Cameroon International Bond
5.95%, 07/07/2032
(f)
EUR 2,000 2,064
Republic of Poland Government International
Bond
3.25%, 04/06/2026 $ 3,000 3,181
Republic of South Africa Government Bond
7.00%, 02/28/2031 ZAR 32,708 1,791
8.00%, 01/31/2030 62,529 3,754
8.88%, 02/28/2035 37,030 2,165
Republic of South Africa Government
International Bond
4.85%, 09/30/2029 $ 2,800 2,831
Romania Government Bond
5.00%, 02/12/2029 RON 5,380 1,207
Romanian Government International Bond
1.75%, 07/13/2030
(f)
EUR 250 255
2.75%, 04/14/2041 3,000 2,816
3.00%, 02/27/2027
(f)
$ 520 520
5.13%, 06/15/2048 1,100 1,224
Russian Federal Bond - OFZ
7.05%, 01/19/2028 RUB 200,000 2,314
7.70%, 03/23/2033 187,399 2,171
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 2,400 2,398
4.50%, 04/04/2022 200 200
5.25%, 06/23/2047 400 434
Saudi Government International Bond
4.50%, 10/26/2046 3,000 3,363
4.63%, 10/04/2047
(f)
650 741
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,525 2,827
5.38%, 06/08/2037
(f)
800 827
Thailand Government Bond
0.95%, 06/17/2025 THB 31,903 957
1.59%, 12/17/2035 31,432 840
1.60%, 12/17/2029 15,000 439
2.13%, 12/17/2026 26,631 827
3.78%, 06/25/2032 18,401 630
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(a)
$ 3,000 3,068
Tunisian Republic
5.75%, 01/30/2025 2,700 2,084
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Turkey Government International Bond
5.88%, 06/26/2031 $ 455 $ 397
6.38%, 10/14/2025 1,100 1,086
6.50%, 09/20/2033 340 303
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/2026
(f)
700 658
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(m)
1,765 1,324
7.25%, 03/15/2033 3,550 2,974
7.38%, 09/25/2032 470 397
7.75%, 09/01/2023 340 313
7.75%, 09/01/2024 1,390 1,237
7.75%, 09/01/2025 1,250 1,097
9.75%, 11/01/2028 900 847
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
15,701 864
0.00%, 08/05/2031
(e)
2,425 133
Zambia Government International Bond
0.00%, 09/20/2022
(e)
710 508
0.00%, 04/14/2024
(e)
300 226
$ 221,389
Telecommunications - 2 .53%
Altice France SA/France
4.25%, 10/15/2029 EUR 600 640
America Movil SAB de CV
2.88%, 05/07/2030 $ 3,200 3,212
3.63%, 04/22/2029 1,100 1,160
AT&T Inc
3.50%, 09/15/2053 400 380
4.38%, 09/14/2029 GBP 1,500 2,276
7.00%, 04/30/2040 150 306
British Telecommunications PLC
3.25%, 11/08/2029
(f)
$ 3,100 3,084
C&W Senior Financing DAC
6.88%, 09/15/2027
(f)
3,550 3,699
CommScope Inc
4.75%, 09/01/2029
(f)
3,000 2,874
CommScope Technologies LLC
6.00%, 06/15/2025
(f)
7,968 7,761
CT Trust
5.13%, 02/03/2032
(f),(l)
1,880 1,915
Digicel Group Holdings Ltd
8.00%, PIK 2.00%; 04/01/2024
(m),(o)
1,151 1,154
Digicel International Finance Ltd/Digicel
international Holdings Ltd
8.75%, 05/25/2024
(f)
450 461
8.75%, 05/25/2024 4,075 4,177
Embarq Corp
8.00%, 06/01/2036 1,155 1,189
GTT Communications Inc
0.00%, 12/31/2024
(e),(f)
24,309 2,917
Iliad Holding SASU
7.00%, 10/15/2028
(f)
1,100 1,118
Kenbourne Invest SA
6.88%, 11/26/2024
(f)
800 827
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,900 2,973
Level 3 Financing Inc
4.25%, 07/01/2028
(f)
$ 1,775 1,693
4.63%, 09/15/2027
(f)
125 124
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(f)
2,125 2,142
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 1,200 1,232
Nokia Oyj
2.00%, 03/15/2024 EUR 400 462

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Oi SA
10.00%, 07/27/2025
(m)
$ 850 $ 706
Sprint Capital Corp
8.75%, 03/15/2032 1,130 1,579
Sprint Corp
7.88%, 09/15/2023 750 810
Switch Ltd
3.75%, 09/15/2028
(f)
325 310
4.13%, 06/15/2029
(f)
2,650 2,581
Telecom Italia SpA/Milano
5.25%, 03/17/2055 EUR 300 350
5.30%, 05/30/2024
(f)
$ 1,815 1,873
Telefonica Europe BV
2.88%, 06/24/2027
(i),(j)
EUR 700 774
EUR Swap Annual (VS 6 Month) 8 Year
+ 3.07%
Telefonica Moviles Chile SA
3.54%, 11/18/2031
(f)
$ 590 566
TELUS Corp
3.30%, 05/02/2029 CAD 3,800 3,027
4.60%, 11/16/2048 $ 850 1,005
T-Mobile USA Inc
2.63%, 02/15/2029 1,500 1,407
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028
(f)
540 504
Turk Telekomunikasyon AS
4.88%, 06/19/2024 2,400 2,370
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 1,500 1,440
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 753
3.40%, 03/22/2041 $ 850 842
4.81%, 03/15/2039 400 473
4.86%, 08/21/2046 550 673
Viasat Inc
5.63%, 09/15/2025
(f)
4,825 4,751
5.63%, 04/15/2027
(f)
3,925 3,994
6.50%, 07/15/2028
(f)
5,870 5,811
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(f)
3,700 3,427
4.75%, 07/15/2031
(f)
1,600 1,529
Vodafone Group PLC
5.00%, 05/30/2038 825 969
5.13%, 06/04/2081
(j)
8,000 7,844
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
4,950 4,674
6.13%, 03/01/2028
(f)
7,075 6,675
$ 109,493
Transportation - 0 .21%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
3,510 3,835
3 Month USD LIBOR + 2.35%
FedEx Corp
5.25%, 05/15/2050 550 684
Georgian Railway JSC
4.00%, 06/17/2028
(f)
2,575 2,523
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(f)
781 810
MV24 Capital BV
6.75%, 06/01/2034
(f)
452 450
Rumo Luxembourg Sarl
4.20%, 01/18/2032
(f)
780 714
$ 9,016
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .05%
American Water Capital Corp
2.80%, 05/01/2030 $ 800 $ 808
Essential Utilities Inc
2.70%, 04/15/2030 1,250 1,240
$ 2,048
TOTAL BONDS $ 2,780,918
CONVERTIBLE BONDS - 0 .01%
Principal
Amount (000's) Value (000's)
Mining - 0 .01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(f)
$ 6,966 $ 348
TOTAL CONVERTIBLE BONDS $ 348
CREDIT LINKED STRUCTURED NOTES
- 0 .11%
Principal
Amount (000's) Value (000's)
Sovereign - 0 .11%
China Government Bond - JPMorgan Chase
2.85%, 06/04/2027
(m)
CNY 30,000 $ 4,783
TOTAL CREDIT LINKED STRUCTURED NOTES $ 4,783
SENIOR FLOATING RATE INTERESTS
- 12 .72%
Principal
Amount (000's) Value (000's)
Advertising - 0 .19%
ABG Intermediate Holdings 2 LLC
0.00%, 12/08/2028
(p),(q)
$ 90 $ 89
Secured Overnight Financing Rate + 3.50%
6.50%, 12/10/2029
(q)
2,210 2,232
Secured Overnight Financing Rate + 6.00%
Clear Channel Outdoor Holdings Inc
0.00%, 08/07/2026
(p),(q)
6,000 5,912
1 Month USD LIBOR + 3.50%
$ 8,233
Aerospace & Defense - 0 .02%
TransDigm Inc
0.00%, 05/30/2025
(p),(q)
500 495
1 Month USD LIBOR + 2.25%
0.00%, 12/09/2025
(p),(q)
500 494
1 Month USD LIBOR + 2.25%
$ 989
Airlines - 0 .32%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(q)
4,275 4,431
1 Month USD LIBOR + 4.75%
5.50%, 03/10/2028
(q)
2,250 2,332
1 Month USD LIBOR + 4.75%
Allegiant Travel Co
0.00%, 02/05/2024
(p),(q)
500 499
1 Month USD LIBOR + 3.00%
American Airlines Inc
0.00%, 12/14/2023
(p),(q)
1,500 1,482
3 Month USD LIBOR + 2.00%
SkyMiles IP Ltd
4.75%, 09/16/2027
(q)
1,000 1,055
3 Month USD LIBOR + 3.75%
United Airlines Inc
0.00%, 04/21/2028
(p),(q)
1,000 1,000
1 Month USD LIBOR + 3.75%
4.50%, 04/21/2028
(q)
544 543
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(q)
2,750 2,681
3 Month USD LIBOR + 3.00%
$ 14,023
Apparel - 0 .03%
Birkenstock US BidCo Inc
0.00%, 04/27/2028
(p),(q)
1,250 1,247
1 Month USD LIBOR + 3.75%

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0 .17%
Clarios Global LP
0.00%, 04/30/2026
(p),(q)
$ 2,191 $ 2,178
1 Month USD LIBOR + 3.25%
Dexko Global Inc
0.00%, 09/22/2028
(p),(q)
420 419
1 Month USD LIBOR + 3.75%
0.00%, 09/22/2028
(p),(q)
80 80
1 Month USD LIBOR + 3.75%
First Brands Group LLC
6.00%, 03/24/2027
(q)
2,484 2,487
1 Month USD LIBOR + 5.00%
9.50%, 03/24/2028
(q)
2,025 2,031
1 Month USD LIBOR + 8.50%
$ 7,195
Beverages - 0 .12%
Bengal Debt Merger Sub LLC
0.00%, 01/19/2029
(p),(q)
1,891 1,887
0.00%, 01/18/2030
(p),(q)
135 136
Triton Water Holdings Inc
0.00%, 03/31/2028
(p),(q)
3,000 2,975
1 Month USD LIBOR + 3.50%
$ 4,998
Building Materials - 0 .19%
Chariot Buyer LLC
0.00%, 10/22/2028
(p),(q)
2,750 2,743
1 Month USD LIBOR + 3.50%
Generation Brands
7.25%, 06/29/2029
(q)
2,560 2,514
3 Month USD LIBOR + 6.75%
7.25%, 06/29/2029
(q)
1,975 1,939
3 Month USD LIBOR + 6.75%
Standard Industries Inc/NJ
0.00%, 08/06/2028
(p),(q)
1,000 1,000
1 Month USD LIBOR + 2.50%
$ 8,196
Chemicals - 0 .35%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(q)
6,210 6,220
1 Month USD LIBOR + 7.75%
Cpc Acquisition Corp
8.50%, 01/12/2029
(q)
5,350 5,243
1 Month USD LIBOR + 7.75%
Diamond BC BV
0.00%, 09/15/2028
(p),(q)
1,500 1,495
1 Month USD LIBOR + 3.00%
Ineos Petro
0.00%, 01/29/2026
(p),(q)
250 249
1 Month USD LIBOR + 2.75%
Innophos Holdings Inc
0.00%, 02/07/2027
(p),(q)
500 498
1 Month USD LIBOR + 3.75%
WR Grace Holdings LLC
0.00%, 08/11/2028
(p),(q)
1,500 1,500
1 Month USD LIBOR + 3.75%
$ 15,205
Commercial Services - 1 .20%
Belron Finance
0.00%, 10/30/2026
(p),(q)
750 748
1 Month USD LIBOR + 2.50%
CHG Healthcare Services Inc
0.00%, 09/22/2028
(p),(q)
500 500
1 Month USD LIBOR + 3.50%
Driven Brands Holdings Inc
0.00%, 11/17/2028
(p),(q)
1,500 1,494
12 Month USD LIBOR + 3.00%
KUEHG Corp
9.25%, 08/22/2025
(q)
16,360 16,262
3 Month USD LIBOR + 8.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Learning Care Group US No 2 Inc
8.50%, 03/13/2026
(q)
$ 17,700 $ 17,534
3 Month USD LIBOR + 7.50%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(q)
4,750 4,734
1 Month USD LIBOR + 2.75%
RLG Holdings LLC
5.00%, 06/30/2028
(q)
2,820 2,820
1 Month USD LIBOR + 4.25%
Sabre GLBL Inc
0.00%, 02/22/2024
(p),(q)
1,500 1,478
3 Month USD LIBOR + 2.00%
Syniverse Holdings Inc
0.00%, 01/31/2029
(p),(q)
750 747
Trans Union LLC
0.00%, 11/13/2026
(p),(q)
750 742
3 Month USD LIBOR + 1.75%
0.00%, 11/17/2028
(p),(q)
1,000 995
3 Month USD LIBOR + 2.25%
Travelport Finance Luxembourg Sarl
0.00%, 02/28/2025
(p),(q)
1,750 1,794
1 Month USD LIBOR + 7.00%
Vaco Holdings LLC
5.75%, 01/19/2029
(q)
475 474
Secured Overnight Financing Rate + 5.00%
Wand NewCo 3 Inc
0.00%, 02/05/2026
(p),(q)
1,250 1,230
1 Month USD LIBOR + 3.00%
WEX Inc
0.00%, 03/19/2028
(p),(q)
500 497
1 Month USD LIBOR + 2.25%
$ 52,049
Computers - 0 .07%
Magenta Buyer LLC
0.00%, 07/27/2028
(p),(q)
2,000 1,993
1 Month USD LIBOR + 5.00%
NCR Corp
0.00%, 08/28/2026
(p),(q)
750 742
1 Month USD LIBOR + 2.50%
Perforce Software Inc
0.00%, 07/01/2026
(p),(q)
500 496
1 Month USD LIBOR + 3.75%
$ 3,231
Distribution & Wholesale - 0 .13%
Infinite Bidco LLC
7.50%, 02/24/2029
(q)
4,850 4,850
1 Month USD LIBOR + 7.00%
KAR Auction Services Inc
0.00%, 09/19/2026
(p),(q)
1,000 985
1 Month USD LIBOR + 2.25%
$ 5,835
Diversified Financial Services - 0 .06%
Astra Acquisition Corp
0.00%, 10/25/2028
(p),(q)
1,750 1,726
1 Month USD LIBOR + 5.25%
FleetCor Technologies Operating Co LLC
0.00%, 04/21/2028
(p),(q)
1,000 991
1 Month USD LIBOR + 1.75%
$ 2,717
Electric - 0 .03%
PG&E Corp
0.00%, 06/23/2025
(p),(q)
1,250 1,229
1 Month USD LIBOR + 4.50%
Electronics - 0 .35%
Deliver Buyer Inc
5.22%, 05/01/2024
(q)
14,088 14,088
3 Month USD LIBOR + 5.00%

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
II-VI Inc
0.00%, 12/08/2028
(p),(q)
$ 1,000 $ 997
$ 15,085
Engineering & Construction - 0 .54%
Brand Industrial Services Inc
5.25%, 06/21/2024
(q)
9,840 9,633
3 Month USD LIBOR + 4.25%
5.25%, 06/21/2024
(q)
8,805 8,620
3 Month USD LIBOR + 4.25%
Centuri Group Inc
0.00%, 08/18/2028
(p),(q)
750 749
3 Month USD LIBOR + 2.50%
KKR Apple Bidco LLC
0.00%, 07/14/2028
(p),(q)
500 498
1 Month USD LIBOR + 3.00%
6.25%, 07/13/2029
(q)
3,740 3,793
3 Month USD LIBOR + 5.75%
$ 23,293
Entertainment - 0 .75%
AMC Entertainment Holdings Inc
0.00%, 03/20/2026
(p),(q)
1,350 1,199
3 Month USD LIBOR + 3.00%
Bally's Corp
0.00%, 08/06/2028
(p),(q)
3,750 3,745
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
0.00%, 03/17/2028
(p),(q)
2,500 2,485
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
0.00%, 02/07/2025
(p),(q)
750 567
1 Month USD LIBOR + 2.50%
0.00%, 09/30/2026
(p),(q)
750 556
1 Month USD LIBOR + 2.75%
Delta 2 Lux Sarl
0.00%, 02/01/2024
(p),(q)
2,000 1,991
3 Month USD LIBOR + 2.50%
Everi Holdings Inc
0.00%, 06/30/2028
(p),(q)
2,500 2,493
1 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
0.00%, 03/24/2025
(p),(q)
500 497
3 Month USD LIBOR + 2.25%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(q)
3,053 2,992
3 Month USD LIBOR + 2.50%
Nascar Holdings LLC
0.00%, 10/19/2026
(p),(q)
2,994 2,984
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
0.00%, 05/29/2026
(p),(q)
500 497
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
0.00%, 10/15/2025
(p),(q)
500 499
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
0.00%, 08/14/2024
(p),(q)
4,500 4,485
1 Month USD LIBOR + 2.75%
SeaWorld Parks & Entertainment Inc
0.00%, 08/13/2028
(p),(q)
750 749
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
0.00%, 07/21/2026
(p),(q)
5,750 5,732
1 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
0.00%, 05/16/2025
(p),(q)
1,000 981
3 Month USD LIBOR + 2.75%
$ 32,452
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .08%
Clean Harbors Inc
0.00%, 09/21/2028
(p),(q)
$ 500 $ 499
1 Month USD LIBOR + 2.00%
Covanta Holding Corp
0.00%, 11/17/2028
(p),(q)
465 465
0.00%, 11/17/2028
(p),(q)
35 35
Packers Holdings LLC
4.00%, 03/09/2028
(q)
2,688 2,673
1 Month USD LIBOR + 4.00%
$ 3,672
Food - 0 .10%
CHG PPC Parent LLC
0.00%, 11/17/2028
(p),(q)
500 498
1 Month USD LIBOR + 3.00%
Froneri US Inc
0.00%, 01/31/2027
(p),(q)
500 493
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
0.00%, 05/23/2025
(p),(q)
1,000 993
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
0.00%, 06/09/2028
(p),(q)
750 748
1 Month USD LIBOR + 2.00%
US Foods Inc
0.00%, 11/17/2028
(p),(q)
1,500 1,496
1 Month USD LIBOR + 2.75%
$ 4,228
Forest Products & Paper - 0 .03%
Asplundh Tree Expert LLC
0.00%, 09/06/2027
(p),(q)
1,250 1,242
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0 .01%
Apex Tool Group LLC
0.00%, 08/01/2024
(p),(q)
500 499
3 Month USD LIBOR + 5.50%
Healthcare - Products - 0 .17%
Avantor Funding Inc
0.00%, 11/08/2027
(p),(q)
250 250
1 Month USD LIBOR + 2.25%
ICU Medical Inc
0.00%, 12/15/2028
(p),(q)
500 501
Mozart Borrower LP
0.00%, 09/30/2028
(p),(q)
5,500 5,475
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
0.00%, 07/02/2025
(p),(q)
1,000 950
3 Month USD LIBOR + 3.75%
$ 7,176
Healthcare - Services - 1 .12%
AHP Health Partners Inc
0.00%, 08/04/2028
(p),(q)
1,250 1,251
1 Month USD LIBOR + 3.50%
ATI Holdings Acquisition Inc
4.50%, 05/10/2023
(q)
1,987 1,919
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
7.50%, 12/09/2029
(q)
7,640 7,554
1 Month USD LIBOR + 7.00%
Envision Healthcare Corp
0.00%, 10/10/2025
(p),(q)
1,500 1,159
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
7.25%, 10/14/2029
(q)
4,050 4,080
1 Month USD LIBOR + 6.75%

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Global Medical Response Inc
5.25%, 03/14/2025
(q)
$ 500 $ 499
3 Month USD LIBOR + 4.25%
5.25%, 09/24/2025
(q)
1,500 1,499
1 Month USD LIBOR + 4.25%
LifePoint Health Inc
0.00%, 11/14/2025
(p),(q)
6,500 6,479
1 Month USD LIBOR + 3.75%
National Mentor Holdings Inc
8.00%, 03/02/2029
(q)
725 726
1 Month USD LIBOR + 7.25%
Phoenix Guarantor Inc
0.00%, 03/05/2026
(p),(q)
1,000 994
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
0.00%, 08/11/2028
(p),(q)
5,000 4,998
1 Month USD LIBOR + 3.50%
Select Medical Corp
0.00%, 03/06/2025
(p),(q)
3,000 2,979
3 Month USD LIBOR + 2.50%
Sound Inpatient Physicians Holdings LLC
6.85%, 06/26/2026
(q)
6,525 6,509
3 Month USD LIBOR + 6.75%
Surgery Center Holdings Inc
0.00%, 09/03/2026
(p),(q)
2,750 2,745
1 Month USD LIBOR + 3.75%
US Radiology Specialists Inc
0.00%, 12/10/2027
(p),(q)
500 499
1 Month USD LIBOR + 5.50%
UWH PLLC
5.00%, 12/18/2027
(q)
4,414 4,414
1 Month USD LIBOR + 4.25%
$ 48,304
Home Builders - 0 .07%
Tecta America Corp
5.00%, 04/06/2028
(q)
896 897
3 Month USD LIBOR + 4.25%
9.25%, 04/06/2029
(q)
2,100 2,100
3 Month USD LIBOR + 8.50%
$ 2,997
Home Furnishings - 0 .03%
MillerKnoll Inc
0.00%, 07/19/2028
(p),(q)
1,250 1,245
1 Month USD LIBOR + 2.00%
Insurance - 0 .74%
Acrisure LLC
3.72%, 02/15/2027
(q)
1,000 987
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
0.00%, 05/09/2025
(p),(q)
1,000 990
1 Month USD LIBOR + 3.25%
0.00%, 11/05/2027
(p),(q)
750 748
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
0.00%, 02/12/2027
(p),(q)
1,000 998
Asurion LLC
0.00%, 11/03/2024
(p),(q)
2,000 1,989
1 Month USD LIBOR + 3.00%
0.00%, 01/20/2029
(p),(q)
2,000 2,001
1 Month USD LIBOR + 5.25%
5.35%, 01/31/2028
(q)
7,250 7,256
1 Month USD LIBOR + 5.25%
5.35%, 01/20/2029
(q)
8,130 8,135
1 Month USD LIBOR + 5.25%
5.35%, 01/20/2029
(q)
5,300 5,303
1 Month USD LIBOR + 5.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
BroadStreet Partners Inc
0.00%, 01/27/2027
(p),(q)
$ 500 $ 494
1 Month USD LIBOR + 3.00%
0.00%, 01/27/2027
(p),(q)
500 496
1 Month USD LIBOR + 3.25%
HUB International Ltd
0.00%, 04/25/2025
(p),(q)
250 247
1 Month USD LIBOR + 2.75%
0.00%, 04/25/2025
(p),(q)
1,000 998
1 Month USD LIBOR + 3.25%
USI Inc/NY
0.00%, 05/16/2024
(p),(q)
1,500 1,491
3 Month USD LIBOR + 3.00%
$ 32,133
Internet - 0 .50%
CNT Holdings I Corp
7.50%, 12/16/2028
(q)
8,701 8,733
1 Month USD LIBOR + 6.75%
MH Sub I LLC
6.36%, 02/12/2029
(q)
7,550 7,583
1 Month USD LIBOR + 6.25%
NortonLifeLock Inc
0.00%, 01/28/2029
(p),(q)
4,500 4,478
Proofpoint Inc
0.00%, 08/31/2028
(p),(q)
750 746
1 Month USD LIBOR + 3.25%
$ 21,540
Investment Companies - 0 .42%
Nexus Buyer LLC
6.75%, 11/01/2029
(q)
6,800 6,796
3 Month USD LIBOR + 6.25%
Zest Acquisition Corp
8.00%, 03/06/2026
(q)
11,260 11,203
3 Month USD LIBOR + 7.50%
$ 17,999
Leisure Products & Services - 0 .12%
Carnival Corp
0.00%, 06/30/2025
(p),(q)
500 494
1 Month USD LIBOR + 3.00%
0.00%, 10/06/2028
(p),(q)
750 743
1 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
0.00%, 08/16/2024
(p),(q)
3,000 2,876
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
0.00%, 03/08/2024
(p),(q)
1,250 1,186
3 Month USD LIBOR + 3.00%
$ 5,299
Lodging - 0 .17%
Caesars Resort Collection LLC
0.00%, 12/22/2024
(p),(q)
2,000 1,988
3 Month USD LIBOR + 2.75%
0.00%, 07/20/2025
(p),(q)
750 749
1 Month USD LIBOR + 3.50%
Fertitta Entertainment LLC/NV
0.00%, 01/13/2029
(p),(q)
3,097 3,106
Hilton Grand Vacations Borrower LLC
0.00%, 08/02/2028
(p),(q)
500 499
1 Month USD LIBOR + 3.00%
Hilton Worldwide Finance LLC
0.00%, 06/18/2026
(p),(q)
1,000 991
3 Month USD LIBOR + 1.75%
$ 7,333
Machinery - Construction & Mining - 0 .02%
Vertiv Group Corp
0.00%, 03/02/2027
(p),(q)
750 746
1 Month USD LIBOR + 2.75%

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0 .61%
Ali Group North America Corp
0.00%, 10/13/2028
(p),(q)
$ 1,750 $ 1,738
Engineered Machinery Holdings Inc
6.75%, 05/21/2029
(q)
22,333 22,501
1 Month USD LIBOR + 6.00%
6.75%, 05/21/2029
(q)
2,000 2,015
1 Month USD LIBOR + 6.00%
$ 26,254
Media - 0 .48%
Altice Financing SA
0.00%, 07/15/2025
(p),(q)
750 741
3 Month USD LIBOR + 2.75%
0.00%, 01/06/2026
(p),(q)
500 493
3 Month USD LIBOR + 2.75%
Cengage Learning Inc
0.00%, 07/14/2026
(p),(q)
1,500 1,503
1 Month USD LIBOR + 4.75%
CSC Holdings LLC
0.00%, 07/17/2025
(p),(q)
3,750 3,690
3 Month USD LIBOR + 2.25%
Diamond Sports Group LLC
0.00%, 08/24/2026
(p),(q)
2,500 1,014
1 Month USD LIBOR + 3.25%
Directv Financing LLC
0.00%, 08/02/2027
(p),(q)
3,250 3,252
1 Month USD LIBOR + 5.00%
Gray Television Inc
0.00%, 01/02/2026
(p),(q)
500 498
3 Month USD LIBOR + 2.50%
iHeartCommunications Inc
0.00%, 05/01/2026
(p),(q)
3,000 2,983
1 Month USD LIBOR + 3.00%
McGraw-Hill Education Inc
0.00%, 07/21/2028
(p),(q)
750 748
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
0.00%, 09/18/2026
(p),(q)
1,000 996
1 Month USD LIBOR + 2.75%
Radiate Holdco LLC
0.00%, 09/25/2026
(p),(q)
500 499
1 Month USD LIBOR + 3.25%
Univision Communications Inc
0.00%, 03/15/2024
(p),(q)
1,500 1,498
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
0.00%, 01/31/2028
(p),(q)
750 743
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
0.00%, 12/08/2028
(p),(q)
500 501
Secured Overnight Financing Rate + 3.00%
Ziggo Financing Partnership
0.00%, 04/17/2028
(p),(q)
1,500 1,480
1 Month USD LIBOR + 2.50%
$ 20,639
Metal Fabrication & Hardware - 0 .01%
Grinding Media Inc
0.00%, 09/22/2028
(p),(q)
500 500
1 Month USD LIBOR + 4.00%
Mining - 0 .15%
Arctic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(g),(o),(q)
6,272 6,272
1 Month USD LIBOR + 5.00%
6.00%, 12/31/2024
(g),(q)
320 320
1 Month USD LIBOR + 5.00%
$ 6,592
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0 .01%
UTEX Industries Inc
5.25%, PIK 5.75%, 11/03/2025
(o),(q)
$ 609 $ 601
1 Month USD LIBOR + 7.00%
Oil & Gas - 0 .08%
Delek US Holdings Inc
0.00%, 03/30/2025
(p),(q)
500 488
3 Month USD LIBOR + 2.25%
0.00%, 03/30/2025
(p),(q)
1,250 1,251
1 Month USD LIBOR + 5.50%
Gulf Finance LLC
0.00%, 08/25/2026
(p),(q)
2,000 1,865
1 Month USD LIBOR + 6.75%
$ 3,604
Packaging & Containers - 0 .06%
Berry Global Inc
0.00%, 07/01/2026
(p),(q)
1,000 988
1 Month USD LIBOR + 1.75%
Kloeckner Pentaplast of America Inc
0.00%, 02/12/2026
(p),(q)
500 497
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
0.00%, 09/17/2028
(p),(q)
500 499
1 Month USD LIBOR + 3.50%
TricorBraun
0.00%, 03/03/2028
(p),(q)
500 496
3 Month USD LIBOR + 3.25%
$ 2,480
Pharmaceuticals - 0 .44%
Bausch Health Americas Inc
0.00%, 01/27/2027
(p),(q)
1,667 1,653
Embecta Corp
0.00%, 01/26/2029
(p),(q)
250 250
Endo Luxembourg Finance Co I Sarl
0.00%, 03/27/2028
(p),(q)
2,255 2,192
1 Month USD LIBOR + 5.00%
Grifols Worldwide Operations USA Inc
0.00%, 11/15/2027
(p),(q)
1,000 987
3 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
0.00%, 05/05/2028
(p),(q)
3,500 3,500
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
0.00%, 09/24/2024
(p),(q)
2,250 2,101
3 Month USD LIBOR + 2.75%
0.00%, 02/24/2025
(p),(q)
1,000 934
3 Month USD LIBOR + 3.00%
Organon & Co
0.00%, 06/02/2028
(p),(q)
3,250 3,244
1 Month USD LIBOR + 3.00%
PetVet Care Centers LLC
4.25%, 02/14/2025
(q)
2,980 2,976
1 Month USD LIBOR + 3.50%
Prestige Brands Inc
0.00%, 06/09/2028
(p),(q)
750 748
1 Month USD LIBOR + 2.00%
Southern Veterinary Partners LLC
0.00%, 10/05/2027
(p),(q)
575 576
1 Month USD LIBOR + 4.00%
$ 19,161
Pipelines - 0 .13%
BCP Renaissance Parent LLC
0.00%, 10/31/2024
(p),(q)
250 250
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
0.00%, 11/01/2026
(p),(q)
750 746
1 Month USD LIBOR + 2.25%

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Freeport LNG Investments LLLP
0.00%, 11/17/2026
(p),(q)
$ 1,500 $ 1,466
0.00%, 11/17/2028
(p),(q)
1,500 1,493
1 Month USD LIBOR + 3.50%
TransMontaigne Operating Co LP
0.00%, 11/03/2028
(p),(q)
750 750
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
0.00%, 09/21/2024
(p),(q)
1,000 998
Secured Overnight Financing Rate + 4.25%
$ 5,703
REITs - 0 .02%
Blackstone Mortgage Trust Inc
0.00%, 04/23/2026
(p),(q)
1,000 987
1 Month USD LIBOR + 2.25%
Retail - 0 .24%
1011778 BC ULC
0.00%, 11/14/2026
(p),(q)
2,000 1,969
1 Month USD LIBOR + 1.75%
Jo-Ann Stores LLC
0.00%, 06/30/2028
(p),(q)
748 738
1 Month USD LIBOR + 4.75%
PetSmart LLC
0.00%, 02/11/2028
(p),(q)
5,000 4,989
1 Month USD LIBOR + 3.75%
Reverb Buyer Inc
0.00%, 10/06/2028
(p),(q)
420 419
1 Month USD LIBOR + 3.50%
0.00%, 10/06/2028
(p),(q)
80 80
1 Month USD LIBOR + 3.50%
RH
0.00%, 10/15/2028
(p),(q)
1,000 996
1 Month USD LIBOR + 2.50%
Serta Simmons Bedding LLC
0.00%, 08/10/2023
(p),(q)
500 476
1 Month USD LIBOR + 7.50%
SRS Distribution Inc
0.00%, 06/02/2028
(p),(q)
215 215
Staples Inc
0.00%, 04/09/2026
(p),(q)
500 477
3 Month USD LIBOR + 5.00%
$ 10,359
Semiconductors - 0 .22%
Altar Bidco Inc
0.00%, 11/16/2029
(p),(q)
3,570 3,585
Bright Bidco BV
0.00%, 06/30/2024
(p),(q)
3,750 2,875
3 Month USD LIBOR + 3.50%
MKS Instruments Inc
0.00%, 10/20/2028
(p),(q)
1,500 1,497
Synaptics Inc
2.75%, 10/20/2028
(q)
500 499
Ultra Clean Holdings Inc
0.00%, 08/27/2025
(p),(q)
1,000 1,001
1 Month USD LIBOR + 3.75%
$ 9,457
Software - 1 .36%
Applied Systems Inc
6.25%, 09/19/2025
(q)
4,232 4,251
1 Month USD LIBOR + 5.50%
athenahealth Inc
0.00%, 01/26/2029
(p),(q)
855 851
Boxer Parent Co Inc
3.97%, 10/02/2025
(q)
500 498
1 Month USD LIBOR + 3.75%
Camelot Finance SA
0.00%, 10/30/2026
(p),(q)
1,500 1,494
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
CCC Intelligent Solutions Inc
0.00%, 09/15/2028
(p),(q)
$ 500 $ 498
3 Month USD LIBOR + 2.50%
Ceridian HCM Holding Inc
0.00%, 04/04/2025
(p),(q)
2,000 1,972
1 Month USD LIBOR + 2.50%
Cloudera Inc
6.50%, 08/10/2029
(q)
1,660 1,656
1 Month USD LIBOR + 6.00%
Dun & Bradstreet Corp/The
0.00%, 02/06/2026
(p),(q)
1,250 1,244
1 Month USD LIBOR + 3.25%
Epicor Software Corp
0.00%, 07/30/2027
(p),(q)
3,500 3,490
1 Month USD LIBOR + 3.25%
Finastra USA Inc
0.00%, 06/13/2024
(p),(q)
4,500 4,483
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
4.76%, 12/01/2027
(q)
2,192 2,191
1 Month USD LIBOR + 4.00%
Loyalty Ventures Inc
5.00%, 10/08/2027
(q)
2,200 2,194
1 Month USD LIBOR + 4.50%
MA FinanceCo LLC
0.00%, 06/05/2025
(p),(q)
500 499
1 Month USD LIBOR + 4.25%
Mitchell International Inc
7.00%, 10/15/2029
(q)
3,060 3,079
1 Month USD LIBOR + 6.50%
Precisely
0.00%, 04/24/2028
(p),(q)
2,250 2,241
3 Month USD LIBOR + 4.00%
Rackspace Technology Global Inc
0.00%, 02/03/2028
(p),(q)
2,000 1,979
1 Month USD LIBOR + 2.75%
RealPage Inc
0.00%, 04/24/2028
(p),(q)
500 497
1 Month USD LIBOR + 3.25%
Riverbed Technology Inc
0.00%, 12/08/2026
(p),(q)
1,250 1,216
3 Month USD LIBOR + 6.00%
S2P Acquisition Borrower Inc
4.10%, 08/07/2026
(q)
3,071 3,067
3 Month USD LIBOR + 4.00%
Seattle SpinCo Inc
0.00%, 06/21/2024
(p),(q)
903 891
3 Month USD LIBOR + 2.50%
0.00%, 01/14/2027
(p),(q)
596 594
Secured Overnight Financing Rate + 4.00%
Skopima Consilio Parent LLC
8.00%, 04/30/2029
(q)
4,760 4,760
3 Month USD LIBOR + 7.50%
Sophia LP
0.00%, 10/07/2027
(p),(q)
1,000 999
1 Month USD LIBOR + 3.50%
SS&C Technologies Inc
0.00%, 04/16/2025
(p),(q)
2,250 2,224
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
0.00%, 06/30/2026
(p),(q)
500 499
1 Month USD LIBOR + 3.75%
UKG Inc
0.00%, 05/04/2026
(p),(q)
4,500 4,485
1 Month USD LIBOR + 3.25%
5.75%, 05/03/2027
(q)
3,500 3,525
3 Month USD LIBOR + 5.25%

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Zelis Payments Buyer Inc
3.60%, 09/30/2026
(q)
$ 2,750 $ 2,738
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
0.00%, 02/01/2026
(p),(q)
750 749
1 Month USD LIBOR + 3.00%
$ 58,864
Telecommunications - 0 .64%
Altice France SA/France
0.00%, 01/31/2026
(p),(q)
250 248
3 Month USD LIBOR + 3.69%
0.00%, 08/14/2026
(p),(q)
3,000 2,986
3 Month USD LIBOR + 4.00%
Avaya Inc
0.00%, 12/15/2027
(p),(q)
2,500 2,506
1 Month USD LIBOR + 4.25%
CommScope Inc
0.00%, 04/06/2026
(p),(q)
500 491
3 Month USD LIBOR + 3.25%
Frontier Communications Holdings LLC
0.00%, 05/01/2028
(p),(q)
2,000 1,994
1 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
0.00%, 01/26/2029
(p),(q)
2,250 2,238
Intrado Corp
0.00%, 10/10/2024
(p),(q)
4,250 3,974
3 Month USD LIBOR + 4.00%
0.00%, 10/10/2024
(p),(q)
500 464
3 Month USD LIBOR + 3.50%
Iridium Satellite LLC
0.00%, 11/06/2026
(p),(q)
1,500 1,496
1 Month USD LIBOR + 2.50%
Maxar Technologies Ltd
0.00%, 10/05/2024
(p),(q)
3,750 3,713
1 Month USD LIBOR + 2.75%
MLN US Holdco LLC
4.60%, 11/30/2025
(q)
1,500 1,468
3 Month USD LIBOR + 4.50%
Plantronics Inc
0.00%, 07/02/2025
(p),(q)
750 736
3 Month USD LIBOR + 2.50%
Xplornet Communications Inc
7.50%, 09/30/2029
(q)
5,510 5,524
1 Month USD LIBOR + 7.00%
$ 27,838
Transportation - 0 .17%
ASP LS Acquisition Corp
8.25%, 04/30/2029
(q)
6,650 6,683
1 Month USD LIBOR + 7.50%
XPO Logistics Inc
0.00%, 02/24/2025
(p),(q)
500 496
1 Month USD LIBOR + 1.75%
$ 7,179
TOTAL SENIOR FLOATING RATE INTERESTS $ 550,608
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .22%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0 .22%
0.50%, 11/30/2023 $ 7,650 $ 7,560
0.75%, 11/15/2024 1,000 984
2.00%, 11/15/2041 1,100 1,069
$ 9,613
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 9,613
Total Investments $ 4,609,613
Other Assets and Liabilities -  (6.49)% (281,098)
TOTAL NET ASSETS - 100.00% $ 4,328,515
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $47,581 or 1.10% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $49,112 or 1.13% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,387,778 or 32.06% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $126,380 or 2.92% of net assets.
(l) Security purchased on a when-issued basis.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security is an Interest Only Strip.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) This Senior Floating Rate Note will settle after January 31, 2022, at which time the interest rate will be determined.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 78 .78%
Canada 3 .14%
United Kingdom 2 .58%
Netherlands 1 .69%
France 1 .58%
Mexico 1 .36%
Cayman Islands 0 .96%
Supranational 0 .89%
Japan 0 .86%
Luxembourg 0 .83%
Ireland 0 .82%
Switzerland 0 .81%
Germany 0 .63%
Australia 0 .54%
Spain 0 .51%
Brazil 0 .49%
India 0 .47%
Virgin Islands, British 0 .44%
Indonesia 0 .40%
South Africa 0 .38%
Chile 0 .37%
Italy 0 .36%
Korea, Republic Of 0 .34%
Israel 0 .30%
Jersey, Channel Islands 0 .29%
United Arab Emirates 0 .28%
China 0 .25%
Ukraine 0 .25%
Colombia 0 .25%
Argentina 0 .24%
Egypt 0 .22%
Denmark 0 .22%
Turkey 0 .22%
Nigeria 0 .20%
Sweden 0 .20%
Oman 0 .19%
Isle of Man 0 .18%
Singapore 0 .18%
Russian Federation 0 .17%
Hong Kong 0 .16%
Dominican Republic 0 .15%
Saudi Arabia 0 .14%
Norway 0 .14%
Romania 0 .14%
Austria 0 .14%
Peru 0 .13%
Angola 0 .13%
Cote d'Ivoire 0 .12%
Taiwan 0 .12%
Malaysia 0 .12%
Qatar 0 .12%
Thailand 0 .11%
Hungary 0 .11%
Senegal 0 .09%
Ecuador 0 .09%
Azerbaijan 0 .08%
Iraq 0 .08%
Poland 0 .07%
Trinidad And Tobago 0 .07%
Panama 0 .07%
Philippines 0 .07%
Venezuela 0 .07%
Bermuda 0 .07%
Finland 0 .07%
Guatemala 0 .06%
Gabon 0 .06%
Honduras 0 .06%
El Salvador 0 .06%
Georgia 0 .06%
Montenegro 0 .05%
Portfolio Summary  (unaudited) (continued)
Location Percent
Czech Republic 0 .05%
Tunisia 0 .05%
Mauritius 0 .05%
Togo 0 .05%
Cameroon 0 .05%
Ghana 0 .04%
Belarus 0 .04%
Benin 0 .04%
Bolivia (Plurinational State Of) 0 .04%
Belgium 0 .04%
Bahamas 0 .03%
Kazakhstan 0 .03%
Zambia 0 .02%
Portugal 0 .02%
Liberia 0 .02%
Malta 0 .02%
Cyprus 0 .01%
Morocco 0 .01%
Lebanon 0 .00%
Other Assets and Liabilities
( 6 .49 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 149,440 $ 1,132,871 $ 792,122 $ 490,189
$ 149,440 $ 1,132,871 $ 792,122 $ 490,189
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 15,032 $ 194 0.01%
Material Sciences Corp   8.25%, 01/09/2024 12/22/2016-06/30/2020 18,797 18,397 0.43%
Real Alloy Holding Inc   11.00%, 11/30/2023 05/31/2018-06/30/2020 17,944 17,944 0.41%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 41,564 41,564 0.96%
Specialty Steel Holdings, Inc. 11/15/2017 14,909 14,728 0.34%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 20,793 0.48%
Total $ 113,620 2.63%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; March 2022 Short 13 $ 2,470 $ 74
US 10 Year Note; March 2022 Short 104 13,309 88
Total $ 162
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Baird, Patrick & Co 02/02/2022 $ 798 BRL 4,309 $ — $ (14)
Baird, Patrick & Co 02/22/2022 $ 796 CLP 647,484 — (11)
Barclays Bank PLC 02/02/2022 BRL 4,320 $ 798 16 —
Citigroup Inc 02/18/2022 EUR 350 $ 396 — (4)
Citigroup Inc 02/18/2022 RUB 178,000 $ 2,277 19 —
HSBC Securities Inc 02/10/2022 $ 154 EUR 136 2 —
HSBC Securities Inc 02/18/2022 $ 4,936 RUB 376,500 81 —
HSBC Securities Inc 02/18/2022 $ 2,460 CNY 15,700 — (2)
HSBC Securities Inc 02/28/2022 CZK 58,542 $ 2,670 27 —
HSBC Securities Inc 02/28/2022 PLN 9,470 $ 2,316 2 —
HSBC Securities Inc 02/28/2022 THB 30,342 $ 912 — —
HSBC Securities Inc 02/28/2022 $ 240 HUF 76,738 — (3)
JPMorgan Chase 02/10/2022 EUR 500 $ 564 1 (4)
JPMorgan Chase 02/10/2022 $ 16,021 EUR 14,156 117 —
JPMorgan Chase 02/18/2022 BRL 12,150 $ 2,228 52 —
JPMorgan Chase 02/18/2022 CNY 15,700 $ 2,463 — (1)
JPMorgan Chase 02/18/2022 INR 158,400 $ 2,134 — (13)
JPMorgan Chase 02/18/2022 $ 397 EUR 350 4 —
JPMorgan Chase 02/18/2022 $ 2,129 BRL 12,150 — (151)
JPMorgan Chase 02/28/2022 $ 798 RUB 63,940 — (25)
JPMorgan Chase 02/28/2022 $ 2,077 EUR 1,860 — (13)
Morgan Stanley & Co 02/28/2022 ZAR 7,862 $ 514 — (4)
Morgan Stanley & Co 02/28/2022 $ 2,656 MXN 55,194 — (10)
Total $ 321 $ (255)
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .74 % Shares Held Value (000's)
Money Market Funds - 1 .74%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,535,658 $ 1,536
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
3,366,781 3,367
$ 4,903
TOTAL INVESTMENT COMPANIES $ 4,903
COMMON STOCKS - 97 .95 % Shares Held Value (000's)
Agriculture - 0 .31%
SLC Agricola SA 102,630 $ 888
Airlines - 0 .35%
Copa Holdings SA
(d)
11,843 990
Apparel - 0 .37%
Youngone Corp 27,121 1,056
Automobile Manufacturers - 3 .31%
Ashok Leyland Ltd 978,193 1,753
Eicher Motors Ltd 35,821 1,279
Hyundai Motor Co 15,341 2,472
Kia Corp 41,861 2,919
Yadea Group Holdings Ltd
(e)
634,000 903
$ 9,326
Automobile Parts & Equipment - 0 .79%
Fuyao Glass Industry Group Co Ltd
(e)
171,600 929
Weichai Power Co Ltd 709,000 1,287
$ 2,216
Banks - 9 .80%
Bank Rakyat Indonesia Persero Tbk PT 9,087,082 2,586
China Merchants Bank Co Ltd 322,000 2,691
Grupo Financiero Banorte SAB de CV 317,400 2,008
HDFC Bank Ltd 102,539 2,062
ICICI Bank Ltd 379,412 4,076
Kasikornbank PCL 291,800 1,333
Kotak Mahindra Bank Ltd 52,031 1,304
OTP Bank Nyrt
(d)
30,056 1,744
Regional SAB de CV 105,300 600
Saudi National Bank/The 158,738 3,130
Sberbank of Russia PJSC ADR 272,877 3,828
TCS Group Holding PLC 31,099 2,244
$ 27,606
Beverages - 1 .55%
Arca Continental SAB de CV 213,600 1,261
Kweichow Moutai Co Ltd 4,800 1,433
Tsingtao Brewery Co Ltd 186,000 1,674
$ 4,368
Biotechnology - 0 .17%
I-Mab ADR
(d)
18,905 477
Building Materials - 2 .53%
Amber Enterprises India Ltd
(d)
27,885 1,360
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
271,821 2,129
China Lesso Group Holdings Ltd 1,182,000 2,055
Voltas Ltd 61,601 982
Xinyi Glass Holdings Ltd 229,000 607
$ 7,133
Chemicals - 1 .38%
Asian Paints Ltd 36,887 1,563
Berger Paints India Ltd 62,180 604
Navin Fluorine International Ltd 19,617 1,040
Supreme Industries Ltd 24,531 690
$ 3,897
Commercial Services - 0 .49%
GPS Participacoes e Empreendimentos SA
(e)
266,992 853
NICE Information Service Co Ltd
(d)
34,171 538
$ 1,391
Computers - 2 .33%
CI&T Inc
(d)
35,930 455
Globant SA
(d)
4,215 1,076
Infosys Ltd 180,959 4,257
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
WNS Holdings Ltd ADR
(d)
9,299 $ 783
$ 6,571
Consumer Products - 0 .51%
Hindustan Unilever Ltd 46,809 1,431
Distribution & Wholesale - 1 .48%
AKR Corporindo Tbk PT 15,207,000 775
Pop Mart International Group Ltd
(d),(e)
197,800 985
Sendas Distribuidora SA 283,269 675
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
744,315 1,731
$ 4,166
Diversified Financial Services - 4 .86%
Bajaj Finance Ltd 17,148 1,624
Banco BTG Pactual SA 180,850 827
CreditAccess Grameen Ltd
(d)
74,042 627
Fubon Financial Holding Co Ltd 1,028,861 2,839
Hong Kong Exchanges & Clearing Ltd 14,100 805
Housing Development Finance Corp Ltd 118,562 4,045
KB Financial Group Inc 58,921 2,920
$ 13,687
Electric - 0 .52%
China Longyuan Power Group Corp Ltd 718,000 1,465
Electrical Components & Equipment - 1 .08%
Delta Electronics Inc 205,000 2,022
Frencken Group Ltd 835,700 1,024
$ 3,046
Electronics - 0 .76%
Lotes Co Ltd 42,000 1,104
Voltronic Power Technology Corp 20,000 1,031
$ 2,135
Energy - Alternate Sources - 0 .45%
Sao Martinho SA 184,629 1,282
Engineering & Construction - 0 .57%
Grupo Aeroportuario del Pacifico SAB de CV
(d)
116,500 1,605
Food - 3 .41%
Bid Corp Ltd 75,205 1,625
Dino Polska SA
(d),(e)
22,296 1,718
JBS SA 141,600 940
Nestle India Ltd 3,483 869
Tingyi Cayman Islands Holding Corp 968,000 2,005
Want Want China Holdings Ltd 2,495,000 2,448
$ 9,605
Gas - 1 .29%
China Resources Gas Group Ltd 318,000 1,593
ENN Energy Holdings Ltd 128,900 2,052
$ 3,645
Hand & Machine Tools - 0 .27%
Techtronic Industries Co Ltd 47,000 775
Healthcare - Products - 0 .98%
Osstem Implant Co Ltd
(d),(f)
21,954 1,819
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
18,400 938
$ 2,757
Healthcare - Services - 1 .47%
Hygeia Healthcare Holdings Co Ltd
(e)
124,400 564
Notre Dame Intermedica Participacoes SA 77,000 1,034
Pharmaron Beijing Co Ltd
(e)
66,800 850
Wuxi Biologics Cayman Inc
(d),(e)
169,500 1,699
$ 4,147
Home Furnishings - 0 .93%
Haier Smart Home Co Ltd 352,600 1,414
JS Global Lifestyle Co Ltd
(e)
360,000 575
Vestel Beyaz Esya Sanayi ve Ticaret AS 1,154,880 618
$ 2,607

Schedule of Investments
Global Emerging Markets Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .76%
AIA Group Ltd 202,600 $ 2,115
ICICI Lombard General Insurance Co Ltd
(e)
57,757 1,068
ICICI Prudential Life Insurance Co Ltd
(e)
92,485 697
PICC Property & Casualty Co Ltd 2,132,000 1,987
Ping An Insurance Group Co of China Ltd 356,500 2,829
Qualitas Controladora SAB de CV
(g)
351,000 1,897
$ 10,593
Internet - 13 .10%
Alibaba Group Holding Ltd
(d)
504,524 7,908
East Money Information Co Ltd 184,877 923
JD.com Inc
(d)
113,933 4,318
Meituan
(d),(e)
108,300 3,231
MercadoLibre Inc
(d)
865 979
My EG Services Bhd 6,199,200 1,446
NCSoft Corp 2,610 1,176
Sea Ltd ADR
(d)
5,304 797
Tencent Holdings Ltd 241,700 15,146
Trip.com Group Ltd ADR
(d)
37,178 989
$ 36,913
Investment Companies - 0 .41%
VEF AB
(d)
2,206,097 1,154
Iron & Steel - 0 .66%
Hunan Valin Steel Co Ltd 859,889 750
Severstal PAO 55,651 1,097
$ 1,847
Lodging - 0 .29%
Galaxy Entertainment Group Ltd
(d)
142,000 822
Machinery - Diversified - 1 .08%
NARI Technology Co Ltd 175,882 983
Shanghai Friendess Electronic Technology Corp
Ltd
19,459 970
WEG SA 178,400 1,085
$ 3,038
Metal Fabrication & Hardware - 0 .53%
APL Apollo Tubes Ltd
(d)
56,659 660
Astral Ltd 28,637 835
$ 1,495
Mining - 2 .22%
Anglo American PLC 51,588 2,274
Ganfeng Lithium Co Ltd
(e)
75,600 1,201
Impala Platinum Holdings Ltd 127,565 1,967
Polyus PJSC 10,329 809
$ 6,251
Miscellaneous Manufacturers - 1 .54%
Elite Material Co Ltd 86,000 838
Lens Technology Co Ltd 183,800 497
Pidilite Industries Ltd 29,846 986
Sunny Optical Technology Group Co Ltd 77,800 2,009
$ 4,330
Oil & Gas - 5 .32%
Indian Oil Corp Ltd 591,620 1,001
LUKOIL PJSC ADR 35,961 3,220
MOL Hungarian Oil & Gas PLC 155,589 1,357
Petroleo Brasileiro SA 431,200 2,879
Reliance Industries Ltd 203,162 6,547
$ 15,004
Packaging & Containers - 0 .44%
Klabin SA 262,242 1,232
Pharmaceuticals - 0 .50%
Caplin Point Laboratories Ltd 61,032 654
Grand Pharmaceutical Group Ltd 1,050,000 745
$ 1,399
Pipelines - 0 .77%
Gaztransport Et Technigaz SA 23,773 2,181
Real Estate - 0 .20%
Shimao Services Holdings Ltd
(e)
709,213 567
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3 .81%
Ace Hardware Indonesia Tbk PT 11,079,900 $ 954
Bosideng International Holdings Ltd 2,138,000 1,042
China Meidong Auto Holdings Ltd 180,000 845
China Yongda Automobiles Services Holdings Ltd 738,000 944
Home Product Center PCL 2,744,600 1,171
Li Ning Co Ltd 201,000 1,962
Magazine Luiza SA 497,212 656
Wal-Mart de Mexico SAB de CV 677,200 2,297
Yifeng Pharmacy Chain Co Ltd 110,273 863
$ 10,734
Semiconductors - 19 .84%
ASE Technology Holding Co Ltd 253,000 922
ASPEED Technology Inc 11,000 1,236
Hana Materials Inc 18,087 858
Keystone Microtech Corp 79,000 800
MediaTek Inc 115,000 4,568
Novatek Microelectronics Corp 63,300 1,113
Parade Technologies Ltd 17,000 1,255
Realtek Semiconductor Corp 96,000 1,862
RichWave Technology Corp 50,400 411
Samsung Electronics Co Ltd 255,997 15,923
SK Hynix Inc 27,722 2,869
Taiwan Semiconductor Manufacturing Co Ltd 1,041,685 24,086
$ 55,903
Shipbuilding - 0 .21%
Yangzijiang Shipbuilding Holdings Ltd 607,700 583
Software - 0 .70%
NetEase Inc 94,625 1,976
Telecommunications - 0 .61%
Route Mobile Ltd 34,090 827
Shenzhen Transsion Holdings Co Ltd 41,841 888
$ 1,715
TOTAL COMMON STOCKS $ 276,009
PREFERRED STOCKS - 0 .28 % Shares Held Value (000's)
Diversified Financial Services - 0 .01%
Fubon Financial Holding Co Ltd 0.00%
(d)
20,961 $ 45
Semiconductors - 0 .27%
Samsung Electronics Co Ltd 1445.00% 13,335 750
TOTAL PREFERRED STOCKS $ 795
Total Investments $ 281,707
Other Assets and Liabilities -  0.03% 93
TOTAL NET ASSETS - 100.00% $ 281,800
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,536 or
0.55% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,840 or 5.62% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,524 or 0.54% of net assets.

Schedule of Investments
Global Emerging Markets Fund
January 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 28 .53%
India 15 .47%
Taiwan 15 .22%
Korea, Republic Of 11 .83%
Brazil 5 .14%
Mexico 3 .42%
Hong Kong 3 .22%
Russian Federation 3 .18%
United States 2 .19%
Indonesia 1 .54%
South Africa 1 .28%
Saudi Arabia 1 .11%
Hungary 1 .10%
Thailand 0 .89%
Malaysia 0 .87%
United Kingdom 0 .81%
Cyprus 0 .80%
France 0 .77%
Poland 0 .61%
Sweden 0 .41%
Uruguay 0 .38%
Argentina 0 .35%
Panama 0 .35%
Singapore 0 .28%
Turkey 0 .22%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 5,586 $ 20,263 $ 22,482 $ 3,367
$ 5,586 $ 20,263 $ 22,482 $ 3,367
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .19 % Shares Held Value (000's)
Money Market Funds - 0 .19%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
5,770,279 $ 5,770
TOTAL INVESTMENT COMPANIES $ 5,770
COMMON STOCKS - 99 .63 % Shares Held Value (000's)
Engineering & Construction - 0 .97%
Cellnex Telecom SA
(d)
312,386 $ 14,166
Lendlease Corp Ltd 2,255,646 15,962
$ 30,128
Entertainment - 0 .82%
Marriott Vacations Worldwide Corp 156,607 25,430
Home Builders - 0 .88%
DR Horton Inc 306,976 27,388
Internet - 0 .16%
Vnet Group Inc ADR
(b)
512,000 5,079
Lodging - 0 .66%
Choice Hotels International Inc 37,907 5,436
Travel + Leisure Co 261,161 14,834
$ 20,270
Private Equity - 0 .82%
Capitaland Investment Ltd/Singapore
(b)
9,879,000 25,348
Real Estate - 14 .46%
Aroundtown SA 3,672,341 22,682
Castellum AB 757,512 17,842
CK Asset Holdings Ltd 3,236,000 21,602
Country Garden Services Holdings Co Ltd 2,016,000 11,909
Fabege AB 1,418,472 21,163
Hongkong Land Holdings Ltd 3,213,647 17,405
Mitsubishi Estate Co Ltd 3,989,600 57,460
Mitsui Fudosan Co Ltd 2,858,593 61,281
New World Development Co Ltd 9,768,250 39,877
Samhallsbyggnadsbolaget i Norden AB 3,722,031 22,448
Sumitomo Realty & Development Co Ltd 237,400 7,345
Sun Hung Kai Properties Ltd 1,308,000 15,958
Sunac Services Holdings Ltd
(d)
11,000,926 12,515
Vonovia SE 1,837,140 104,635
Wihlborgs Fastigheter AB 649,899 13,437
$ 447,559
REITs - 80 .36%
Agree Realty Corp 433,146 28,319
Alexandria Real Estate Equities Inc 350,451 68,282
Allied Properties Real Estate Investment Trust 1,314,479 46,255
American Homes 4 Rent 1,663,547 65,095
American Tower Corp 200,222 50,356
Apartment Income REIT Corp 769,665 40,654
AvalonBay Communities Inc 431,050 105,275
Big Yellow Group PLC 741,925 14,970
Brandywine Realty Trust 237,606 3,056
Broadstone Net Lease Inc 1,220,968 28,217
Canadian Apartment Properties REIT 739,741 32,537
CapitaLand Integrated Commercial Trust 23,094,318 33,295
Charter Hall Group 1,105,425 13,241
Cousins Properties Inc 795,908 30,690
CubeSmart 1,077,550 54,675
Daiwa House REIT Investment Corp 8,275 24,651
Daiwa Office Investment Corp 4,355 27,287
Dexus 6,587,879 47,959
Equinix Inc 98,577 71,458
Equity LifeStyle Properties Inc 406,430 31,819
Essex Property Trust Inc 265,798 88,378
Extra Space Storage Inc 423,538 83,941
Federal Realty Investment Trust 66,742 8,509
First Industrial Realty Trust Inc 918,196 55,808
Gecina SA 192,823 26,164
Goodman Group 2,369,522 39,125
Great Portland Estates PLC 1,787,203 18,517
Healthcare Realty Trust Inc 1,261,767 39,140
Healthcare Trust of America Inc 1,276,504 41,550
Industrial & Infrastructure Fund Investment Corp 16,480 27,629
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Inmobiliaria Colonial Socimi SA 2,817,961 $ 24,884
InterRent Real Estate Investment Trust 1,081,070 13,556
Invitation Homes Inc 2,635,046 110,619
Japan Metropolitan Fund Invest 23,595 19,884
Kilroy Realty Corp 604,583 38,693
Klepierre SA 1,039,185 27,640
Link REIT 1,911,600 16,412
Mapletree Industrial Trust 8,279,000 15,422
Medical Properties Trust Inc 1,645,040 37,441
Merlin Properties Socimi SA 2,336,396 26,412
MGM Growth Properties LLC 378,021 14,697
Mori Hills REIT Investment Corp 9,968 12,229
Nippon Accommodations Fund Inc 765 4,142
Nomura Real Estate Master Fund Inc 10,618 14,732
Park Hotels & Resorts Inc
(b)
775,193 14,109
Prologis Inc 872,234 136,784
Prologis Property Mexico SA de CV 4,289,657 10,710
Regency Centers Corp 575,819 41,315
Rexford Industrial Realty Inc 1,122,460 82,130
Sabra Health Care REIT Inc 1,283,127 17,463
Safestore Holdings PLC 1,943,116 33,315
Saul Centers Inc 211,303 10,434
Segro PLC 5,730,645 101,030
Sekisui House Reit Inc 21,989 14,977
Simon Property Group Inc 103,987 15,307
STORE Capital Corp 1,144,946 36,306
Summit Industrial Income REIT 2,631,672 44,719
Sun Communities Inc 395,360 74,707
Sunstone Hotel Investors Inc
(b)
1,618,962 18,310
Terreno Realty Corp 261,839 19,578
UNITE Group PLC/The 1,355,829 18,970
Ventas Inc 1,538,712 81,582
VICI Properties Inc 1,702,294 48,720
Welltower Inc 343,710 29,776
Weyerhaeuser Co 342,888 13,863
$ 2,487,720
Telecommunications - 0 .50%
NEXTDC Ltd
(b)
2,018,687 15,489
TOTAL COMMON STOCKS $ 3,084,411
Total Investments $ 3,090,181
Other Assets and Liabilities -  0.18% 5,526
TOTAL NET ASSETS - 100.00% $ 3,095,707
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $26,681 or 0.86% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 58 .67%
Japan 8 .78%
United Kingdom 6 .03%
Canada 4 .42%
Australia 4 .25%
Hong Kong 3 .60%
Germany 3 .38%
Sweden 2 .42%
Singapore 2 .40%
Spain 2 .11%
France 1 .74%
China 0 .94%
Luxembourg 0 .73%
Mexico 0 .35%
Other Assets and Liabilities
0 .18%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 28,391 $ 200,716 $ 223,337 $ 5,770
$ 28,391 $ 200,716 $ 223,337 $ 5,770
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10 .37 % Shares Held Value (000's)
Money Market Funds - 10 .37%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
138,034,114 $ 138,034
TOTAL INVESTMENT COMPANIES $ 138,034
BONDS - 15 .62%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 6 .44%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 1,745 $ 1,745
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 3,947 3,945
BMW Vehicle Lease Trust 2021-1
0.20%, 03/27/2023 3,326 3,324
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 3,313 3,312
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 3,225 3,212
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 10,675 10,657
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 8,490 8,459
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 9,575 9,545
Drive Auto Receivables Trust 2021-2
0.36%, 05/15/2024 4,206 4,203
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 3,168 3,166
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 8,600 8,563
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
2,729 2,728
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
1,901 1,900
Santander Drive Auto Receivables Trust 2021-4
0.37%, 08/15/2024 3,250 3,246
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
6,260 6,252
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(d)
7,942 7,910
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 3,648 3,638
$ 85,805
Commercial Mortgage Backed Securities - 1 .32%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 6,079 6,090
Ginnie Mae
0.27%, 10/16/2054
(e),(f)
25,955 372
0.40%, 10/16/2053
(e),(f)
5,339 101
0.47%, 06/16/2057
(e),(f)
5,244 129
0.53%, 04/16/2047
(e),(f)
44,488 726
0.53%, 03/16/2060
(e),(f)
11,246 529
0.54%, 08/16/2051
(e),(f)
32,597 651
0.54%, 11/16/2052
(e),(f)
25,165 409
0.58%, 07/16/2060
(e),(f)
7,602 398
0.66%, 12/16/2053
(e),(f)
10,438 227
0.67%, 02/16/2053
(e),(f)
18,959 374
2.60%, 05/16/2059 1,841 1,838
2.60%, 03/16/2060 3,212 3,216
Wells Fargo Commercial Mortgage Trust
2015-C31
4.60%, 11/15/2048
(f)
2,500 2,527
$ 17,587
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 5 .38%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
$ 5,171 $ 5,328
CSMC Trust 2015-1
3.93%, 01/25/2045
(d),(f)
3,852 3,865
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
2,080 257
7.00%, 04/25/2024
(e)
7 —
Fannie Mae REMICS
0.71%, 04/25/2027 3 3
1.00 x 1 Month USD LIBOR + 0.60%
1.51%, 06/25/2045
(e)
7,502 316
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(e)
5,043 246
3.00%, 07/25/2032
(e)
5,751 498
3.00%, 10/25/2040
(e)
2,929 114
3.00%, 04/25/2042 1,351 1,365
3.00%, 05/25/2048 1,029 1,047
3.00%, 01/25/2051
(e)
15,256 2,262
3.50%, 02/25/2036
(e)
3,697 383
3.50%, 01/25/2040
(e)
452 3
3.50%, 02/25/2043 301 309
3.50%, 02/25/2043
(e)
4,353 166
3.50%, 07/25/2043
(e)
6,182 471
3.50%, 08/25/2045 2,931 2,980
4.50%, 04/25/2045
(e)
10,035 1,729
7.00%, 04/25/2032 439 501
Freddie Mac REMICS
3.00%, 11/15/2030
(e)
144 —
3.00%, 10/15/2041 269 271
3.00%, 04/15/2046 1,201 1,253
3.50%, 04/15/2040
(e)
231 2
4.00%, 11/15/2042
(e)
2,498 254
4.00%, 11/15/2045 553 576
6.50%, 08/15/2027 48 50
Ginnie Mae
2.00%, 12/20/2050
(e)
28,600 3,276
2.50%, 10/20/2050
(e)
17,715 1,988
2.50%, 12/20/2050
(e)
12,366 1,434
2.50%, 01/20/2051
(e)
26,886 2,897
3.00%, 07/20/2050
(e)
10,282 1,237
3.00%, 08/20/2050
(e)
17,439 1,900
3.00%, 09/20/2050
(e)
19,706 2,378
3.00%, 09/20/2050
(e)
17,950 2,155
3.00%, 10/20/2050
(e)
12,382 1,369
3.00%, 11/20/2050
(e)
23,712 2,936
3.00%, 11/20/2050
(e)
15,050 1,934
3.00%, 12/20/2050
(e)
9,650 1,123
3.00%, 01/20/2051
(e)
19,399 2,341
3.50%, 08/20/2039
(e)
4,277 87
3.50%, 01/20/2043
(e)
8,670 1,454
3.50%, 10/20/2044
(e)
10,627 990
3.50%, 10/20/2049
(e)
15,511 2,202
4.00%, 11/16/2038 42 43
4.00%, 04/20/2044
(e)
2,543 190
4.00%, 01/20/2046
(e)
3,041 177
5.00%, 11/20/2039 1,427 1,578
6.00%, 06/20/2046
(e)
2,748 518
(1.00) x 1 Month USD LIBOR + 6.10%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
883 884
New Residential Mortgage Loan Trust 2015-2
5.46%, 08/25/2055
(d),(f)
4,601 4,813
NRP Mortgage Trust 2013-1
3.29%, 07/25/2043
(d),(f)
2,866 2,808

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2013-2
3.65%, 02/25/2043
(f)
$ 2,201 $ 2,220
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(d),(f)
2,194 2,215
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
280 280
$ 71,676
Other Asset Backed Securities - 2 .48%
HPEFS Equipment Trust
0.69%, 07/22/2030
(d)
13,914 13,916
1.02%, 05/21/2029
(d)
13,960 13,939
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
5,000 5,119
$ 32,974
TOTAL BONDS $ 208,042
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 101 .20%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 5 .70%
2.23%, 10/01/2032 $ 1 $ 1
1.00 x 12 Month USD LIBOR + 1.98%
2.50%, 08/01/2027 496 510
2.50%, 02/01/2028 1,581 1,625
3.00%, 02/01/2027 1,292 1,344
3.00%, 02/01/2032 3,971 4,150
3.00%, 01/01/2033 2,769 2,896
3.00%, 04/01/2035 1,061 1,107
3.00%, 03/01/2037 2,265 2,340
3.00%, 10/01/2042 3,801 3,963
3.00%, 05/01/2043 1,368 1,426
3.00%, 07/01/2045 3,548 3,681
3.00%, 10/01/2046 5,377 5,606
3.50%, 11/01/2026 746 780
3.50%, 02/01/2032 1,729 1,822
3.50%, 04/01/2032 1,629 1,716
3.50%, 12/01/2041 1,355 1,441
3.50%, 04/01/2042 3,036 3,230
3.50%, 07/01/2042 4,126 4,389
3.50%, 08/01/2043 2,863 3,046
3.50%, 02/01/2044 2,967 3,156
3.50%, 11/01/2046 2,801 2,964
4.00%, 12/01/2041 2,538 2,744
4.00%, 07/01/2042 2,008 2,205
4.00%, 09/15/2042 792 853
4.00%, 10/01/2045 4,348 4,742
4.50%, 04/01/2041 2,636 2,932
4.50%, 11/01/2043 2,219 2,470
5.00%, 10/01/2025 16 17
5.00%, 12/01/2032 11 12
5.00%, 02/01/2033 211 237
5.00%, 01/01/2034 1,939 2,176
5.00%, 05/01/2034 35 38
5.00%, 07/01/2035 1 1
5.00%, 07/01/2035 18 20
5.00%, 10/01/2035 4 4
5.00%, 11/01/2035 165 185
5.00%, 07/01/2044 1,387 1,557
5.00%, 03/01/2048 2,705 3,072
5.50%, 05/01/2033 3 3
5.50%, 10/01/2033 7 8
5.50%, 12/01/2033 154 173
5.50%, 07/01/2037 8 10
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 14 16
6.00%, 06/01/2028 3 3
6.00%, 05/01/2031 46 52
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 9 10
6.00%, 11/01/2033 207 227
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 09/01/2034 $ 34 $ 38
6.00%, 02/01/2035 17 19
6.00%, 10/01/2036 20 23
6.00%, 03/01/2037 55 61
6.00%, 05/01/2037 72 83
6.00%, 01/01/2038 9 10
6.00%, 03/01/2038 23 25
6.00%, 04/01/2038 34 37
6.00%, 07/01/2038 101 113
6.00%, 10/01/2038 59 68
6.50%, 04/01/2022 1 1
6.50%, 08/01/2022 2 2
6.50%, 05/01/2023 11 11
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 16 18
6.50%, 04/01/2031 55 61
6.50%, 10/01/2031 28 31
6.50%, 02/01/2032 4 5
6.50%, 04/01/2032 3 4
6.50%, 04/01/2035 3 4
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 103 110
7.00%, 06/01/2029 41 46
7.00%, 04/01/2031 26 28
7.00%, 10/01/2031 56 61
7.00%, 04/01/2032 68 78
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 6 6
8.50%, 07/01/2029 58 60
$ 75,975
Federal National Mortgage Association (FNMA) - 0 .37%
1.95%, 12/01/2033 23 23
1.00 x 12 Month USD LIBOR + 1.70%
3.00%, 04/01/2043 3,693 3,882
5.50%, 05/01/2033 60 62
6.00%, 01/01/2032 74 77
6.00%, 04/01/2033 110 117
6.00%, 09/01/2034 185 199
6.50%, 06/01/2031 35 39
6.50%, 11/01/2032 231 248
6.50%, 11/01/2032 76 82
7.00%, 08/01/2028 25 27
7.00%, 12/01/2028 31 33
7.00%, 07/01/2029 29 31
7.00%, 07/01/2032 22 22
7.50%, 12/01/2024 28 29
7.50%, 02/01/2030 34 34
$ 4,905
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 63 .46%
1.50%, 10/01/2036 11,878 11,702
2.00%, 08/01/2028 1,090 1,100
2.00%, 07/01/2030 2,818 2,843
2.00%, 11/01/2035 7,089 7,140
2.00%, 11/01/2035 10,177 10,255
2.00%, 02/01/2037
(g)
48,000 48,224
2.00%, 10/01/2050 6,345 6,203
2.00%, 03/01/2051 14,990 14,690
2.00%, 05/01/2051 18,343 17,906
2.00%, 07/01/2051 16,900 16,496
2.00%, 09/01/2051 9,840 9,610
2.00%, 09/01/2051 15,543 15,172
2.00%, 11/01/2051 10,948 10,697
2.00%, 11/01/2051 19,410 18,986
2.00%, 11/01/2051 11,910 11,650

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 11/01/2051 $ 13,009 $ 12,698
2.00%, 12/01/2051 12,914 12,617
2.00%, 12/01/2051 12,937 12,640
2.00%, 12/01/2051 19,847 19,414
2.00%, 12/01/2051 19,955 19,540
2.00%, 01/01/2052 35,618 34,794
2.00%, 01/01/2052 16,601 16,210
2.00%, 03/01/2052
(g)
23,000 22,372
2.50%, 06/01/2027 1,810 1,859
2.50%, 05/01/2028 930 956
2.50%, 08/01/2028 1,251 1,286
2.50%, 03/01/2030 3,224 3,317
2.50%, 07/01/2030 3,995 4,104
2.50%, 12/01/2031 4,332 4,459
2.50%, 08/01/2035 9,087 9,348
2.50%, 10/01/2035 8,954 9,176
2.50%, 04/01/2050 7,946 7,945
2.50%, 06/01/2050 9,257 9,265
2.50%, 08/01/2050 20,120 20,154
2.50%, 07/01/2051 14,497 14,560
2.50%, 12/01/2051 9,931 9,952
2.50%, 02/01/2052
(g)
65,000 64,888
2.50%, 03/01/2052
(g)
60,155 59,903
3.00%, 04/01/2027 1,254 1,306
3.00%, 05/01/2029 2,517 2,629
3.00%, 01/01/2030 206 215
3.00%, 08/01/2031 4,458 4,656
3.00%, 06/01/2033 5,403 5,627
3.00%, 12/01/2034 1,930 2,004
3.00%, 10/01/2036 3,681 3,846
3.00%, 12/01/2042 3,314 3,453
3.00%, 01/01/2043 3,156 3,287
3.00%, 07/01/2045 1,382 1,433
3.00%, 01/01/2046 3,343 3,472
3.00%, 07/01/2046 3,750 3,888
3.00%, 10/01/2046 4,241 4,391
3.00%, 12/01/2046 4,506 4,666
3.00%, 08/01/2049 1,778 1,820
3.00%, 10/01/2049 4,741 4,861
3.00%, 12/01/2049 4,920 5,047
3.00%, 01/01/2050 7,644 7,841
3.00%, 02/01/2050 6,847 7,025
3.00%, 07/01/2050 7,485 7,671
3.00%, 08/01/2050 5,794 5,939
3.00%, 09/01/2050 8,790 8,988
3.00%, 02/01/2052
(g)
31,000 31,668
3.50%, 08/01/2031 2,268 2,409
3.50%, 02/01/2033 4,586 4,877
3.50%, 09/01/2033 4,702 4,991
3.50%, 06/01/2039 1,811 1,934
3.50%, 06/01/2042 1,348 1,433
3.50%, 11/01/2042 2,666 2,835
3.50%, 02/01/2043 1,251 1,338
3.50%, 05/01/2043 1,819 1,945
3.50%, 03/01/2045 2,842 3,020
3.50%, 03/01/2045 1,327 1,406
3.50%, 09/01/2045 2,523 2,676
3.50%, 11/01/2048 8,479 9,071
3.50%, 03/01/2050 11,708 12,391
4.00%, 01/01/2034 575 619
4.00%, 10/01/2037 2,362 2,525
4.00%, 09/01/2040 1,098 1,190
4.00%, 02/01/2042 1,124 1,221
4.00%, 03/01/2043 1,788 1,939
4.00%, 08/01/2044 2,156 2,366
4.00%, 11/01/2044 1,675 1,845
4.00%, 07/01/2045 2,966 3,213
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 08/01/2045 $ 3,383 $ 3,731
4.00%, 08/01/2046 5,024 5,434
4.00%, 07/01/2047 4,701 5,184
4.00%, 10/01/2047 3,652 3,980
4.00%, 02/01/2048 3,947 4,303
4.50%, 09/01/2025 379 397
4.50%, 08/01/2039 1,431 1,591
4.50%, 03/01/2041 1,656 1,807
4.50%, 09/01/2043 2,300 2,561
4.50%, 09/01/2043 3,362 3,736
4.50%, 11/01/2043 3,063 3,381
4.50%, 10/01/2044 1,938 2,108
4.50%, 12/01/2044 4,309 4,800
4.50%, 05/01/2045 2,081 2,318
4.50%, 09/01/2045 2,607 2,879
4.50%, 10/01/2045 3,739 4,165
4.50%, 11/01/2045 4,587 5,065
5.00%, 01/01/2026 19 21
5.00%, 04/01/2035 87 97
5.00%, 05/01/2035 33 38
5.00%, 07/01/2035 11 12
5.00%, 02/01/2038 1,175 1,327
5.00%, 03/01/2038 684 775
5.00%, 02/01/2040 3,417 3,904
5.00%, 05/01/2040 1,405 1,592
5.00%, 07/01/2040 762 859
5.00%, 07/01/2041 3,847 4,355
5.00%, 02/01/2044 1,675 1,898
5.00%, 06/01/2044 1,716 1,926
5.00%, 05/01/2048 2,956 3,355
5.50%, 06/01/2026 21 22
5.50%, 07/01/2033 326 367
5.50%, 02/01/2037 2 2
5.50%, 12/01/2037 567 644
5.50%, 03/01/2038 93 105
6.00%, 12/01/2022 1 1
6.00%, 03/01/2029 17 19
6.00%, 12/01/2031 2 2
6.00%, 12/01/2031 1 1
6.00%, 11/01/2032 5 6
6.00%, 11/01/2037 10 11
6.00%, 02/01/2038 33 37
6.00%, 03/01/2038 31 35
6.00%, 04/01/2039 269 299
6.50%, 09/01/2024 20 22
6.50%, 08/01/2028 12 13
6.50%, 03/01/2029 18 19
6.50%, 06/01/2031 52 58
6.50%, 12/01/2031 1 2
6.50%, 01/01/2032 25 28
6.50%, 04/01/2032 16 18
6.50%, 04/01/2032 10 11
6.50%, 08/01/2032 48 52
6.50%, 02/01/2033 56 62
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 20 23
6.50%, 08/01/2036 24 27
6.50%, 10/01/2036 17 20
6.50%, 11/01/2036 13 15
6.50%, 07/01/2037 14 15
6.50%, 07/01/2037 8 9
6.50%, 08/01/2037 20 23
6.50%, 08/01/2037 253 291
6.50%, 02/01/2038 16 18
6.50%, 05/01/2038 3 3
7.00%, 11/01/2031 88 97

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
7.50%, 08/01/2032 $ 5 $ 6
$ 845,092
Government National Mortgage Association (GNMA) - 17 .98%
2.00%, 02/01/2052 42,250 41,769
2.50%, 02/01/2052 80,750 81,257
3.00%, 11/15/2042 1,742 1,830
3.00%, 12/15/2042 2,148 2,226
3.00%, 02/15/2043 3,046 3,210
3.00%, 07/20/2045 6,346 6,557
3.00%, 07/20/2046 2,149 2,220
3.00%, 08/20/2046 4,656 4,810
3.00%, 09/20/2046 5,704 5,894
3.00%, 09/20/2046 4,407 4,659
3.00%, 11/20/2046 2,485 2,602
3.00%, 12/20/2046 2,933 3,031
3.00%, 02/20/2047 3,691 3,814
3.00%, 08/20/2047 2,226 2,293
3.00%, 11/15/2047 4,791 5,093
3.00%, 02/01/2052 11,750 12,027
3.50%, 08/20/2042 2,270 2,419
3.50%, 05/15/2043 3,921 4,172
3.50%, 06/20/2043 3,071 3,286
3.50%, 08/15/2043 3,292 3,483
3.50%, 04/20/2045 1,940 2,061
3.50%, 02/20/2047 1,442 1,546
3.50%, 05/20/2047 8,104 8,876
3.50%, 10/20/2047 2,730 2,878
3.50%, 11/20/2047 2,654 2,893
4.00%, 08/15/2041 1,839 2,017
4.00%, 09/15/2041 3,424 3,768
4.00%, 03/15/2044 2,101 2,313
4.00%, 10/20/2044 2,035 2,170
4.00%, 01/20/2048 9,290 9,982
5.00%, 02/15/2034 60 69
5.00%, 10/15/2039 1,333 1,531
5.50%, 07/20/2033 496 555
5.50%, 03/20/2034 535 612
5.50%, 05/20/2035 52 60
6.00%, 10/15/2023 20 21
6.00%, 11/15/2023 4 4
6.00%, 11/15/2023 2 2
6.00%, 04/20/2026 14 16
6.00%, 10/20/2028 2 2
6.00%, 02/20/2029 26 29
6.00%, 02/15/2033 11 12
6.00%, 07/20/2033 438 502
6.00%, 08/15/2038 60 66
6.50%, 09/15/2023 2 2
6.50%, 09/15/2023 1 1
6.50%, 10/15/2023 2 2
6.50%, 12/15/2023 3 3
6.50%, 12/15/2023 3 4
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 5 6
6.50%, 01/15/2024 4 4
6.50%, 01/15/2024 1 1
6.50%, 04/15/2024 2 3
6.50%, 04/20/2024 1 1
6.50%, 07/15/2024 5 5
6.50%, 01/15/2026 1 1
6.50%, 03/15/2026 2 2
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 3 3
6.50%, 03/20/2031 26 29
6.50%, 04/20/2031 22 24
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 8 8
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 07/15/2032 $ 1 $ 2
6.50%, 05/20/2034 278 321
7.00%, 02/15/2023 4 4
7.00%, 07/15/2023 1 1
7.00%, 08/15/2023 1 1
7.00%, 12/15/2023 2 2
7.00%, 12/15/2023 1 1
7.00%, 01/15/2026 2 2
7.00%, 01/15/2027 3 3
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 5 5
7.00%, 10/15/2027 1 1
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 53 55
7.00%, 12/15/2028 34 36
7.00%, 01/15/2029 26 28
7.00%, 03/15/2029 17 17
7.00%, 04/15/2029 107 115
7.00%, 05/15/2031 3 4
7.50%, 08/15/2022 1 1
7.50%, 05/15/2023 1 1
7.50%, 03/15/2024 2 3
7.50%, 05/15/2027 2 2
7.50%, 06/15/2027 5 5
7.50%, 08/15/2029 18 18
7.50%, 10/15/2029 12 12
7.50%, 11/15/2029 34 34
8.00%, 12/15/2030 3 4
$ 239,420
U.S. Treasury - 1 .11%
1.25%, 12/31/2026 15,000 14,744
U.S. Treasury Bill - 12 .58%
0.06%, 04/21/2022
(h)
20,000 19,993
0.06%, 05/12/2022
(h),(i)
50,000 49,968
0.08%, 05/05/2022
(h)
64,000 63,964
0.21%, 06/30/2022
(h)
33,615 33,568
$ 167,493
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,347,629
Total Investments $ 1,693,705
Other Assets and Liabilities -  (27.19)% (362,038)
TOTAL NET ASSETS - 100.00% $ 1,331,667
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $71,957 or 5.40% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
(i) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $283 or 0.02% of net assets.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 94 .21%
Government 13 .69%
Money Market Funds 10 .37%
Asset Backed Securities 8 .92%
Other Assets and Liabilities
( 27 .19 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 120,587 $ 570,738 $ 553,291 $ 138,034
$ 120,587 $ 570,738 $ 553,291 $ 138,034
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2022 Long 482 $ 61,681 $ (890)
US 5 Year Note; March 2022 Short 678 80,820 817
US Long Bond; March 2022 Long 267 41,552 (823)
Total $ (896)
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.46% Shares Held Value (000's)
Money Market Funds - 3.46%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,031,338 $ 4,031
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
115,658,771 115,659
$ 119,690
TOTAL INVESTMENT COMPANIES $ 119,690
COMMON STOCKS - 0.68% Shares Held Value (000's)
Distribution & Wholesale - 0.24%
ATD New Holdings Inc
(d)
101,514 $ 8,307
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Leisure Products & Services - 0.20%
CWT Travel Group
(d)
209,235 6,863
CWT Travel Holdings Inc - Warrants
(d)
29,708 —
CWT Travel Holdings Inc - Warrants
(d)
28,222 —
$ 6,863
Mining - 0.03%
Arctic Canadian Diamond Co Ltd
(d),(e)
5,247 1,013
Miscellaneous Manufacturers - 0.17%
Utex Industries
(d),(e)
111,195 5,893
Utex Industries - Warrants
(d)
51,625 —
$ 5,893
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0.04%
Skillsoft Corp
(d),(f)
189,362 1,405
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 23,481
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 83.62%
Principal
Amount (000's) Value (000's)
Advertising - 0.74%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(g)
$ 1,080 $ 1,072
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(g)
5,450 5,648
7.75%, 04/15/2028
(g)
4,058 4,210
Lamar Media Corp
3.63%, 01/15/2031 570 530
3.75%, 02/15/2028 671 655
4.00%, 02/15/2030 750 720
Midas OpCo Holdings LLC
5.63%, 08/15/2029
(g)
525 516
National CineMedia LLC
5.88%, 04/15/2028
(f),(g)
900 764
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
1,408 1,325
4.63%, 03/15/2030
(g)
2,780 2,662
5.00%, 08/15/2027
(g)
5,985 5,938
Terrier Media Buyer Inc
8.88%, 12/15/2027
(g)
1,433 1,512
$ 25,552
Aerospace & Defense - 2.16%
Bombardier Inc
7.13%, 06/15/2026
(g)
1,100 1,118
7.50%, 12/01/2024
(g)
900 931
7.50%, 03/15/2025
(g)
1,123 1,137
7.88%, 04/15/2027
(g)
1,755 1,779
BWX Technologies Inc
4.13%, 06/30/2028
(g)
1,557 1,536
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
650 641
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Hexcel Corp
4.20%, 02/15/2027 $ 850 $ 885
4.95%, 08/15/2025 1,050 1,119
Howmet Aerospace Inc
5.13%, 10/01/2024 1,140 1,191
5.90%, 02/01/2027 670 722
5.95%, 02/01/2037 710 797
6.75%, 01/15/2028 420 476
6.88%, 05/01/2025 1,090 1,206
Kratos Defense & Security Solutions Inc
6.50%, 11/30/2025
(g)
800 824
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
140 162
Maxar Space Robotics LLC
9.75%, 12/31/2023
(g)
515 553
Moog Inc
4.25%, 12/15/2027
(g)
500 502
Rolls-Royce PLC
3.63%, 10/14/2025
(g)
1,500 1,473
5.75%, 10/15/2027
(g)
1,134 1,190
Spirit AeroSystems Inc
3.95%, 06/15/2023 1,460 1,456
4.60%, 06/15/2028 560 541
7.50%, 04/15/2025
(g)
1,620 1,680
TransDigm Inc
4.63%, 01/15/2029 5,959 5,659
4.88%, 05/01/2029 6,970 6,692
5.50%, 11/15/2027 10,283 10,334
6.25%, 03/15/2026
(g)
13,378 13,813
6.38%, 06/15/2026 2,298 2,338
7.50%, 03/15/2027 8,380 8,696
8.00%, 12/15/2025
(g)
1,198 1,252
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,880 1,949
Triumph Group Inc
6.25%, 09/15/2024
(g)
550 548
7.75%, 08/15/2025 811 803
8.88%, 06/01/2024
(g)
598 638
$ 74,641
Agriculture - 0 .09%
Cooke Omega Investments Inc / Alpha VesselCo
Holdings Inc
8.50%, 12/15/2022
(g)
250 255
Vector Group Ltd
5.75%, 02/01/2029
(g)
1,876 1,734
10.50%, 11/01/2026
(g)
1,015 1,041
$ 3,030
Airlines - 1.46%
Air Canada
3.88%, 08/15/2026
(g)
9,725 9,486
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 922 881
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 229 231
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 722 721
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 889 878
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 594 577

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 $ 596 $ 568
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 1,760 1,720
American Airlines Inc
11.75%, 07/15/2025
(g)
2,320 2,808
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(g)
5,600 5,733
5.75%, 04/20/2029
(g)
8,185 8,379
Delta Air Lines Inc
2.90%, 10/28/2024 1,405 1,387
3.75%, 10/28/2029
(f)
830 806
3.80%, 04/19/2023 685 692
4.38%, 04/19/2028 730 744
7.38%, 01/15/2026 1,140 1,298
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
4,856 4,966
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(g)
93 101
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 166 168
United Airlines Holdings Inc
4.88%, 01/15/2025
(f)
363 365
5.00%, 02/01/2024 446 453
United Airlines Inc
4.38%, 04/15/2026
(g)
5,256 5,217
4.63%, 04/15/2029
(g)
2,200 2,177
$ 50,356
Apparel - 0.14%
Crocs Inc
4.25%, 03/15/2029
(g)
300 276
Hanesbrands Inc
4.63%, 05/15/2024
(g)
1,045 1,064
4.88%, 05/15/2026
(g)
1,000 1,036
Kontoor Brands Inc
4.13%, 11/15/2029
(g)
1,004 963
Under Armour Inc
3.25%, 06/15/2026 420 413
William Carter Co/The
5.50%, 05/15/2025
(g)
500 516
5.63%, 03/15/2027
(g)
656 672
$ 4,940
Automobile Manufacturers - 2.73%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
1,200 1,115
4.75%, 10/01/2027
(g)
25 25
5.88%, 06/01/2029
(g)
1,465 1,543
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(g)
1,860 1,989
Ford Holdings LLC
9.30%, 03/01/2030 1,079 1,450
Ford Motor Co
3.25%, 02/12/2032 3,510 3,339
4.35%, 12/08/2026 1,710 1,774
4.75%, 01/15/2043 1,487 1,520
5.29%, 12/08/2046 1,145 1,257
6.38%, 02/01/2029 609 685
6.63%, 10/01/2028 985 1,141
7.45%, 07/16/2031 3,260 4,134
7.50%, 08/01/2026 220 254
9.63%, 04/22/2030 9,180 12,898
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC
2.90%, 02/16/2028 $ 2,175 $ 2,070
3.09%, 01/09/2023 730 732
3.10%, 05/04/2023 700 706
3.38%, 11/13/2025 3,122 3,126
3.66%, 09/08/2024 2,820 2,848
3.81%, 01/09/2024 1,000 1,011
3.82%, 11/02/2027 1,100 1,098
4.00%, 11/13/2030 8,900 8,947
4.06%, 11/01/2024 1,729 1,761
4.13%, 08/04/2025 1,500 1,534
4.13%, 08/17/2027 9,040 9,255
4.14%, 02/15/2023 765 774
4.27%, 01/09/2027 2,660 2,743
4.38%, 08/06/2023 500 510
4.39%, 01/08/2026 1,610 1,658
4.54%, 08/01/2026 8,580 8,923
4.69%, 06/09/2025 1,447 1,505
5.11%, 05/03/2029 3,135 3,355
5.13%, 06/16/2025 1,865 1,961
5.58%, 03/18/2024 274 286
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g)
405 382
5.50%, 07/15/2029
(g)
1,719 1,659
5.88%, 01/15/2028
(g)
397 393
7.75%, 10/15/2025
(g)
1,070 1,123
JB Poindexter & Co Inc
7.13%, 04/15/2026
(g)
115 120
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
645 640
Wabash National Corp
4.50%, 10/15/2028
(g)
2,250 2,181
$ 94,425
Automobile Parts & Equipment - 1.56%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g)
1,250 1,259
Adient US LLC
9.00%, 04/15/2025
(g)
950 1,007
American Axle & Manufacturing Inc
5.00%, 10/01/2029
(f)
1,365 1,262
Clarios Global LP
6.75%, 05/15/2025
(g)
365 379
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
11,209 11,588
8.50%, 05/15/2027
(g)
2,040 2,133
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
305 311
Dana Inc
4.50%, 02/15/2032 1,285 1,227
5.38%, 11/15/2027 158 163
5.63%, 06/15/2028 325 338
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
794 812
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(g)
7,780 7,517
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 700 712
5.00%, 07/15/2029
(g)
940 940
5.25%, 04/30/2031 517 521
5.25%, 07/15/2031
(g)
640 644
7.00%, 03/15/2028 217 239
9.50%, 05/31/2025 977 1,040
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(g),(h),(i)
925 937
6.00%, PIK 6.75%; 05/15/2027
(g),(h),(i)
970 999
6.38%, PIK 7.13%; 05/15/2029
(g),(h),(i)
1,180 1,239

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Meritor Inc
6.25%, 06/01/2025
(g)
$ 1,080 $ 1,122
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g)
7,520 7,364
Tenneco Inc
5.00%, 07/15/2026
(f)
520 482
5.38%, 12/15/2024 115 113
Wheel Pros Inc
6.50%, 05/15/2029
(g)
8,721 8,111
ZF North America Capital Inc
4.75%, 04/29/2025
(g)
1,400 1,442
$ 53,901
Banks - 0.64%
Commerzbank AG
8.13%, 09/19/2023
(g)
985 1,070
Deutsche Bank AG
4.30%, 05/24/2028
(j)
1,625 1,651
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,306
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(j)
645 674
USD Swap Rate NY 5 Year + 2.55%
5.88%, 07/08/2031
(j)
1,390 1,554
Secured Overnight Financing Rate + 5.44%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
899 1,246
First-Citizens Bank & Trust Co
4.75%, 02/16/2024 795 841
5.00%, 08/01/2023 905 950
5.25%, 03/07/2025 1,015 1,106
6.13%, 03/09/2028 140 163
Freedom Mortgage Corp
7.63%, 05/01/2026
(g)
400 382
8.13%, 11/15/2024
(g)
1,235 1,237
8.25%, 04/15/2025
(g)
430 430
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(g),(j)
700 670
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(g),(j)
800 763
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.02%, 06/26/2024
(g)
1,645 1,713
5.71%, 01/15/2026
(g)
1,200 1,294
Synovus Financial Corp
5.90%, 02/07/2029
(j)
900 954
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
5.46%, 06/30/2035
(g),(j)
1,210 1,263
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(j)
1,000 1,066
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(j)
1,465 1,682
USD Swap Rate NY 5 Year + 4.91%
$ 22,015
Beverages - 0.04%
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
1,290 1,209
Biotechnology - 0.01%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(g)
279 257
Building Materials - 0.90%
Boise Cascade Co
4.88%, 07/01/2030
(g)
775 806
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
$ 1,017 $ 1,044
6.75%, 06/01/2027
(g)
573 597
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
260 247
Eco Material Technologies Inc
7.88%, 01/31/2027
(g),(k)
5,825 5,923
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(g)
405 424
Griffon Corp
5.75%, 03/01/2028 1,600 1,599
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
300 308
JELD-WEN Inc
4.63%, 12/15/2025
(g)
468 465
4.88%, 12/15/2027
(g)
424 423
Koppers Inc
6.00%, 02/15/2025
(g)
1,344 1,347
Masonite International Corp
5.38%, 02/01/2028
(g)
232 238
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
960 951
New Enterprise Stone & Lime Co Inc
9.75%, 07/15/2028
(g)
331 348
Patrick Industries Inc
4.75%, 05/01/2029
(g)
1,740 1,679
7.50%, 10/15/2027
(g)
435 457
PGT Innovations Inc
4.38%, 10/01/2029
(g)
500 482
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(g)
6,900 7,086
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
1,045 956
4.38%, 07/15/2030
(g)
2,293 2,190
4.75%, 01/15/2028
(g)
1,135 1,119
5.00%, 02/15/2027
(g)
1,515 1,526
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(g)
565 577
6.50%, 03/15/2027
(g)
135 138
$ 30,930
Chemicals - 1.33%
Ashland LLC
6.88%, 05/15/2043 308 389
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(g)
6,550 6,435
7.50%, 09/30/2029
(g)
3,000 2,906
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
640 590
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(g)
585 601
Chemours Co/The
4.63%, 11/15/2029
(g)
528 503
5.38%, 05/15/2027 615 632
5.75%, 11/15/2028
(g)
848 861
Cornerstone Chemical Co
6.75%, 08/15/2024
(f),(g)
430 375
Diamond BC BV
4.63%, 10/01/2029
(g)
5,750 5,391
Element Solutions Inc
3.88%, 09/01/2028
(g)
1,295 1,243
GCP Applied Technologies Inc
5.50%, 04/15/2026
(g)
1,165 1,190
GPD Cos Inc
10.13%, 04/01/2026
(g)
2,000 2,103

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
HB Fuller Co
4.00%, 02/15/2027 $ 750 $ 769
4.25%, 10/15/2028 1,450 1,440
Herens Holdco Sarl
4.75%, 05/15/2028
(g)
373 356
Hexion Inc
7.88%, 07/15/2027
(g)
458 485
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(g)
545 575
INEOS Quattro Finance 2 Plc
3.38%, 01/15/2026
(g)
1,025 1,005
Ingevity Corp
3.88%, 11/01/2028
(g)
477 452
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
211 226
Kraton Polymers LLC / Kraton Polymers Capital
Corp
4.25%, 12/15/2025
(g)
380 391
Methanex Corp
4.25%, 12/01/2024 275 284
5.13%, 10/15/2027 640 647
5.25%, 12/15/2029 1,525 1,543
5.65%, 12/01/2044 385 368
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
487 493
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(g)
1,000 1,030
OCI NV
4.63%, 10/15/2025
(g)
567 583
Olin Corp
5.00%, 02/01/2030 520 529
5.13%, 09/15/2027 477 487
5.63%, 08/01/2029 500 525
Polar US Borrower LLC / Schenectady
International Group Inc
6.75%, 05/15/2026
(g)
800 762
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(g)
537 545
Rayonier AM Products Inc
5.50%, 06/01/2024
(f),(g)
1,325 1,312
7.63%, 01/15/2026
(g)
291 298
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(g)
1,500 1,406
SPCM SA
3.38%, 03/15/2030
(g)
870 817
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(g)
1,018 1,030
Tronox Inc
4.63%, 03/15/2029
(g)
1,115 1,072
Valvoline Inc
3.63%, 06/15/2031
(g)
516 473
4.25%, 02/15/2030
(g)
525 507
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(f),(g)
280 263
WR Grace Holdings LLC
4.88%, 06/15/2027
(g)
1,210 1,204
5.63%, 10/01/2024
(g)
810 838
5.63%, 08/15/2029
(g)
154 149
$ 46,083
Coal - 0.20%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(g)
1,236 1,252
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(g)
781 788
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Coal (continued)
SunCoke Energy Inc
4.88%, 06/30/2029
(g)
$ 5,000 $ 4,871
$ 6,911
Commercial Services - 3.27%
ADT Security Corp/The
4.13%, 06/15/2023 119 121
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
1,715 1,686
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
1,395 1,308
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
650 648
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(g)
1,635 1,679
9.75%, 07/15/2027
(g)
1,005 1,060
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(g)
900 851
AMN Healthcare Inc
4.00%, 04/15/2029
(g)
300 298
4.63%, 10/01/2027
(g)
4,564 4,608
Aptim Corp
7.75%, 06/15/2025
(f),(g)
1,100 952
APX Group Inc
6.75%, 02/15/2027
(g)
485 498
ASGN Inc
4.63%, 05/15/2028
(g)
5,945 5,939
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(g)
6 6
5.75%, 07/15/2027
(g)
620 637
Block Inc
2.75%, 06/01/2026
(g)
1,000 969
3.50%, 06/01/2031
(g)
900 857
Brink's Co/The
4.63%, 10/15/2027
(g)
1,100 1,114
Cimpress PLC
7.00%, 06/15/2026
(g)
1,751 1,800
CoreCivic Inc
4.63%, 05/01/2023
(f)
648 655
4.75%, 10/15/2027
(f)
1,000 896
8.25%, 04/15/2026 1,882 1,967
CPI CG Inc
8.63%, 03/15/2026
(g)
990 1,014
Deluxe Corp
8.00%, 06/01/2029
(g)
795 822
Garda World Security Corp
4.63%, 02/15/2027
(g)
640 624
9.50%, 11/01/2027
(g)
1,032 1,085
Gartner Inc
3.63%, 06/15/2029
(g)
560 543
3.75%, 10/01/2030
(g)
1,140 1,106
4.50%, 07/01/2028
(g)
130 132
Graham Holdings Co
5.75%, 06/01/2026
(g)
1,305 1,347
HealthEquity Inc
4.50%, 10/01/2029
(g)
430 420
Herc Holdings Inc
5.50%, 07/15/2027
(g)
955 983
Hertz Corp/The
4.63%, 12/01/2026
(g)
720 699
IHS Markit Ltd
4.25%, 05/01/2029 845 939
4.75%, 08/01/2028 1,200 1,358
Korn Ferry
4.63%, 12/15/2027
(g)
138 141

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(g)
$ 25 $ 25
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(f),(g)
5,428 4,883
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
1,300 1,287
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(g)
977 985
Nielsen Finance LLC / Nielsen Finance Co
4.50%, 07/15/2029
(g)
2,370 2,210
5.63%, 10/01/2028
(g)
1,100 1,098
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
310 288
5.25%, 04/15/2024
(g)
985 1,016
5.75%, 04/15/2026
(g)
950 985
6.25%, 01/15/2028
(g)
1,715 1,708
PROG Holdings Inc
6.00%, 11/15/2029
(g)
12,175 11,932
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(f),(g)
8,283 8,511
RR Donnelley & Sons Co
6.13%, 11/01/2026
(f),(g)
489 526
Sabre GLBL Inc
7.38%, 09/01/2025
(g)
800 820
9.25%, 04/15/2025
(g)
475 533
Service Corp International/US
3.38%, 08/15/2030 1,035 966
5.13%, 06/01/2029 1,022 1,071
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(g)
30 30
Signal Parent Inc
6.13%, 04/01/2029
(g)
150 129
Sotheby's
7.38%, 10/15/2027
(g)
15,215 15,807
Team Health Holdings Inc
6.38%, 02/01/2025
(f),(g)
6,885 6,197
TriNet Group Inc
3.50%, 03/01/2029
(g)
926 879
United Rentals North America Inc
3.88%, 02/15/2031 1,140 1,110
4.00%, 07/15/2030 880 867
4.88%, 01/15/2028 1,564 1,611
5.25%, 01/15/2030 860 903
5.50%, 05/15/2027 765 791
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
6,125 6,058
$ 112,988
Computers - 0.71%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(g)
861 834
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(g)
185 182
4.00%, 07/01/2029
(g)
470 464
Crowdstrike Holdings Inc
3.00%, 02/15/2029 1,114 1,044
Dell Inc
5.40%, 09/10/2040 355 381
Diebold Nixdorf Inc
8.50%, 04/15/2024
(f)
300 298
9.38%, 07/15/2025
(g)
470 494
KBR Inc
4.75%, 09/30/2028
(g)
6,057 6,042
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NCR Corp
5.00%, 10/01/2028
(g)
$ 690 $ 685
5.13%, 04/15/2029
(g)
160 160
5.25%, 10/01/2030
(g)
651 640
5.75%, 09/01/2027
(g)
1,265 1,285
6.13%, 09/01/2029
(g)
610 641
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
1,075 1,094
8.25%, 02/01/2028
(g)
330 348
Science Applications International Corp
4.88%, 04/01/2028
(g)
85 85
Seagate HDD Cayman
3.13%, 07/15/2029 85 79
4.09%, 06/01/2029 1,987 1,947
4.13%, 01/15/2031 1,995 1,957
4.75%, 06/01/2023 531 547
4.75%, 01/01/2025 735 766
4.88%, 03/01/2024 955 988
4.88%, 06/01/2027 1,140 1,191
5.75%, 12/01/2034 720 781
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
5.75%, 06/01/2025
(g)
295 304
Unisys Corp
6.88%, 11/01/2027
(g)
940 1,001
Vericast Corp
11.00%, 09/15/2026
(g)
405 420
$ 24,658
Consumer Products - 0.11%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
1,095 1,045
Central Garden & Pet Co
5.13%, 02/01/2028 267 276
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
530 496
7.00%, 12/31/2027
(g)
1,000 905
Spectrum Brands Inc
3.88%, 03/15/2031
(g)
400 376
5.00%, 10/01/2029
(g)
271 280
5.50%, 07/15/2030
(g)
353 368
$ 3,746
Cosmetics & Personal Care - 0.12%
Avon Products Inc
6.50%, 03/15/2023 624 640
8.45%, 03/15/2043 240 289
Coty Inc
6.50%, 04/15/2026
(g)
448 454
Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
4.75%, 01/15/2029
(g)
955 941
Edgewell Personal Care Co
4.13%, 04/01/2029
(g)
370 364
5.50%, 06/01/2028
(g)
1,190 1,235
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(l)
4,938 61
$ 3,984
Distribution & Wholesale - 0.45%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
565 553
Avient Corp
5.25%, 03/15/2023 355 364
5.75%, 05/15/2025
(g)
425 438
G-III Apparel Group Ltd
7.88%, 08/15/2025
(g)
190 200
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
3,300 3,133

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
IAA Inc
5.50%, 06/15/2027
(g)
$ 3,678 $ 3,775
KAR Auction Services Inc
5.13%, 06/01/2025
(g)
932 932
Ritchie Bros Holdings Inc
4.75%, 12/15/2031
(g)
3,400 3,425
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(g)
674 686
Wolverine Escrow LLC
8.50%, 11/15/2024
(f),(g)
512 445
9.00%, 11/15/2026
(f),(g)
1,708 1,495
$ 15,446
Diversified Financial Services - 5.08%
AG Issuer LLC
6.25%, 03/01/2028
(g)
499 518
Alliance Data Systems Corp
4.75%, 12/15/2024
(g)
6,135 6,210
7.00%, 01/15/2026
(g)
6,075 6,333
Ally Financial Inc
5.75%, 11/20/2025 830 914
Asteroid Private Merger Sub Inc
8.50%, 11/15/2029
(g)
970 987
Brightsphere Investment Group Inc
4.80%, 07/27/2026 1,025 1,048
Coinbase Global Inc
3.38%, 10/01/2028
(g)
2,970 2,663
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
900 909
6.63%, 03/15/2026 4,284 4,392
Curo Group Holdings Corp
7.50%, 08/01/2028
(g)
1,995 1,882
Enact Holdings Inc
6.50%, 08/15/2025
(g)
750 794
Enova International Inc
8.50%, 09/01/2024
(g)
635 640
8.50%, 09/15/2025
(g)
360 370
Finance of America Funding LLC
7.88%, 11/15/2025
(g)
100 98
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(h),(i)
1,259 1,181
goeasy Ltd
5.38%, 12/01/2024
(g)
445 454
Home Point Capital Inc
5.00%, 02/01/2026
(g)
8,667 7,518
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(g)
825 809
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(g)
1,810 1,789
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(g)
205 203
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
1,109 986
LPL Holdings Inc
4.00%, 03/15/2029
(g)
935 907
4.63%, 11/15/2027
(g)
160 163
Midcap Financial Issuer Trust
6.50%, 05/01/2028
(g)
2,095 2,111
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(g)
852 799
5.50%, 08/15/2028
(g)
3,720 3,637
6.00%, 01/15/2027
(g)
4,950 5,135
Navient Corp
5.00%, 03/15/2027 575 557
5.63%, 08/01/2033 572 512
5.88%, 10/25/2024 1,078 1,118
6.13%, 03/25/2024 455 474
6.75%, 06/25/2025 400 423
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Navient Corp   (continued)
6.75%, 06/15/2026 $ 410 $ 433
NFP Corp
4.88%, 08/15/2028
(g)
11,980 11,704
6.88%, 08/15/2028
(g)
39,490 37,566
OneMain Finance Corp
3.50%, 01/15/2027 720 684
4.00%, 09/15/2030 7,148 6,654
5.38%, 11/15/2029 485 492
5.63%, 03/15/2023 950 979
6.13%, 03/15/2024 850 890
6.63%, 01/15/2028 11,145 11,962
6.88%, 03/15/2025 1,300 1,411
7.13%, 03/15/2026 1,204 1,324
8.25%, 10/01/2023 1,000 1,080
8.88%, 06/01/2025 776 824
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(g),(k)
9,445 9,648
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
733 661
5.38%, 10/15/2025
(g)
1,723 1,710
5.75%, 09/15/2031
(g)
980 937
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
755 766
PRA Group Inc
7.38%, 09/01/2025
(g)
8 8
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
10,683 10,897
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
3.63%, 03/01/2029
(g)
366 342
3.88%, 03/01/2031
(g)
1,109 1,038
4.00%, 10/15/2033
(g)
7,150 6,690
SLM Corp
4.20%, 10/29/2025 480 493
StoneX Group Inc
8.63%, 06/15/2025
(g)
70 74
TMX Finance LLC / TitleMax Finance Corp
11.13%, 04/01/2023
(g)
15 15
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(g)
2,425 2,349
5.75%, 06/15/2027
(g)
1,245 1,176
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(g)
6,110 6,072
$ 175,413
Electric - 1.09%
Calpine Corp
3.75%, 03/01/2031
(g)
1,260 1,145
4.50%, 02/15/2028
(g)
1,295 1,266
4.63%, 02/01/2029
(g)
525 497
5.00%, 02/01/2031
(g)
927 878
5.13%, 03/15/2028
(g)
1,950 1,902
5.25%, 06/01/2026
(g)
568 578
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
960 904
DPL Inc
4.13%, 07/01/2025 465 474
4.35%, 04/15/2029 656 672
Drax Finco PLC
6.63%, 11/01/2025
(g)
480 491
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(g)
1,180 1,040

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Corp
2.05%, 03/01/2025 $ 620 $ 604
2.25%, 09/01/2030 765 703
2.65%, 03/01/2030 1,394 1,313
3.40%, 03/01/2050 1,225 1,099
4.15%, 07/15/2027 1,347 1,373
5.10%, 07/15/2047 1,644 1,787
7.38%, 11/15/2031 1,372 1,757
FirstEnergy Transmission LLC
4.35%, 01/15/2025
(g)
832 865
4.55%, 04/01/2049
(g)
1,175 1,245
5.45%, 07/15/2044
(g)
138 161
InterGen NV
7.00%, 06/30/2023
(g)
750 735
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(g)
235 243
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(g)
83 84
4.25%, 07/15/2024
(g)
480 494
4.50%, 09/15/2027
(g)
273 276
NRG Energy Inc
3.38%, 02/15/2029
(g)
810 748
3.63%, 02/15/2031
(g)
1,011 938
3.88%, 02/15/2032
(g)
1,100 1,034
5.25%, 06/15/2029
(g)
1,340 1,379
5.75%, 01/15/2028 1,155 1,195
6.63%, 01/15/2027 395 408
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
965 968
PG&E Corp
5.00%, 07/01/2028 507 507
5.25%, 07/01/2030 425 421
Talen Energy Supply LLC
6.50%, 06/01/2025 1,700 723
6.63%, 01/15/2028
(g)
760 669
7.25%, 05/15/2027
(g)
1,000 896
7.63%, 06/01/2028
(g)
1,053 942
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
2,369 2,286
5.00%, 07/31/2027
(g)
1,225 1,235
5.63%, 02/15/2027
(g)
835 852
$ 37,787
Electrical Components & Equipment - 0.14%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
415 392
4.75%, 06/15/2028
(g)
845 824
EnerSys
4.38%, 12/15/2027
(g)
490 498
5.00%, 04/30/2023
(g)
638 649
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
1,340 1,403
7.25%, 06/15/2028
(g)
1,070 1,148
$ 4,914
Electronics - 0.22%
Atkore Inc
4.25%, 06/01/2031
(g)
1,000 984
Imola Merger Corp
4.75%, 05/15/2029
(g)
2,200 2,141
Likewize Corp
9.75%, 10/15/2025
(g)
815 872
Sensata Technologies BV
4.88%, 10/15/2023
(g)
675 692
5.00%, 10/01/2025
(g)
576 607
5.63%, 11/01/2024
(g)
890 939
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
$ 705 $ 662
4.38%, 02/15/2030
(g)
29 29
TTM Technologies Inc
4.00%, 03/01/2029
(g)
701 670
$ 7,596
Energy - Alternate Sources - 0.07%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(g)
205 212
TerraForm Power Operating LLC
4.25%, 01/31/2023
(g)
220 221
4.75%, 01/15/2030
(g)
700 704
5.00%, 01/31/2028
(g)
1,120 1,134
$ 2,271
Engineering & Construction - 0.34%
AECOM
5.13%, 03/15/2027 750 781
Arcosa Inc
4.38%, 04/15/2029
(g)
912 887
Artera Services LLC
9.03%, 12/04/2025
(g)
595 608
Brand Industrial Services Inc
8.50%, 07/15/2025
(g)
1,565 1,471
Dycom Industries Inc
4.50%, 04/15/2029
(f),(g)
500 490
Fluor Corp
3.50%, 12/15/2024 1,369 1,404
4.25%, 09/15/2028
(f)
505 503
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(g)
475 486
IEA Energy Services LLC
6.63%, 08/15/2029
(g)
3,710 3,626
MasTec Inc
4.50%, 08/15/2028
(g)
485 491
TopBuild Corp
3.63%, 03/15/2029
(g)
295 286
Tutor Perini Corp
6.88%, 05/01/2025
(f),(g)
431 427
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
360 354
$ 11,814
Entertainment - 2.85%
Affinity Gaming
6.88%, 12/15/2027
(g)
1,255 1,274
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
750 750
AMC Entertainment Holdings Inc
10.50%, 04/15/2025
(f),(g)
1,245 1,315
Banijay Entertainment SASU
5.38%, 03/01/2025
(g)
390 398
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
5,430 5,199
6.25%, 07/01/2025
(g)
2,867 2,967
8.13%, 07/01/2027
(g)
3,960 4,262
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(g)
6,050 6,230
CCM Merger Inc
6.38%, 05/01/2026
(g)
409 423
Cedar Fair LP
5.25%, 07/15/2029 1,141 1,142
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 820 830
5.50%, 05/01/2025
(g)
1,035 1,066
6.50%, 10/01/2028 275 290

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Churchill Downs Inc
4.75%, 01/15/2028
(g)
$ 905 $ 910
5.50%, 04/01/2027
(g)
660 678
Cinemark USA Inc
5.25%, 07/15/2028
(g)
11,675 11,062
5.88%, 03/15/2026
(g)
3,861 3,793
8.75%, 05/01/2025
(g)
225 236
Everi Holdings Inc
5.00%, 07/15/2029
(g)
7,675 7,637
Golden Entertainment Inc
7.63%, 04/15/2026
(g)
50 52
International Game Technology PLC
6.25%, 01/15/2027
(g)
220 239
6.50%, 02/15/2025
(g)
800 851
Jacobs Entertainment Inc
6.75%, 02/15/2029
(g),(k)
250 253
7.88%, 02/01/2024
(g)
310 317
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
8,775 8,721
Live Nation Entertainment Inc
3.75%, 01/15/2028
(g)
475 458
4.75%, 10/15/2027
(g)
649 639
4.88%, 11/01/2024
(g)
450 453
5.63%, 03/15/2026
(g)
3,739 3,805
6.50%, 05/15/2027
(g)
6,850 7,373
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
765 794
Mohegan Gaming & Entertainment
8.00%, 02/01/2026
(g)
1,620 1,646
Motion Bondco DAC
6.63%, 11/15/2027
(g)
888 886
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(g)
810 869
Powdr Corp
6.00%, 08/01/2025
(g)
216 224
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.88%, 09/01/2031
(g)
500 471
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.88%, 11/01/2026
(g)
489 484
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/06/2031
(g)
900 857
Scientific Games International Inc
5.00%, 10/15/2025
(g)
972 992
7.00%, 05/15/2028
(g)
1,340 1,407
8.25%, 03/15/2026
(g)
1,150 1,200
8.63%, 07/01/2025
(g)
552 585
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(g)
1,540 1,500
8.75%, 05/01/2025
(g)
283 297
Six Flags Entertainment Corp
4.88%, 07/31/2024
(g)
1,341 1,343
5.50%, 04/15/2027
(g)
375 378
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(g)
1,144 1,193
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
5,880 5,910
Vail Resorts Inc
6.25%, 05/15/2025
(g)
485 502
WMG Acquisition Corp
3.00%, 02/15/2031
(g)
600 545
3.75%, 12/01/2029
(g)
1,185 1,127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
$ 780 $ 758
7.75%, 04/15/2025
(g)
902 939
$ 98,530
Environmental Control - 1.50%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
440 451
5.13%, 07/15/2029
(g)
300 313
Covanta Holding Corp
4.88%, 12/01/2029
(g)
8,078 8,025
5.00%, 09/01/2030 1,466 1,452
GFL Environmental Inc
3.50%, 09/01/2028
(g)
1,860 1,751
3.75%, 08/01/2025
(g)
820 820
4.00%, 08/01/2028
(f),(g)
8,025 7,477
4.25%, 06/01/2025
(g)
405 409
4.38%, 08/15/2029
(g)
9,110 8,693
4.75%, 06/15/2029
(g)
9,225 8,948
5.13%, 12/15/2026
(g)
870 899
Harsco Corp
5.75%, 07/31/2027
(g)
595 602
Madison IAQ LLC
5.88%, 06/30/2029
(g)
10,847 10,025
Stericycle Inc
3.88%, 01/15/2029
(g)
700 665
5.38%, 07/15/2024
(g)
879 891
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
551 534
$ 51,955
Food - 2.87%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.25%, 03/15/2026
(g)
1,500 1,454
3.50%, 02/15/2023
(g)
445 449
3.50%, 03/15/2029
(g)
1,846 1,743
4.63%, 01/15/2027
(g)
1,165 1,192
4.88%, 02/15/2030
(g)
1,035 1,054
5.88%, 02/15/2028
(g)
612 638
7.50%, 03/15/2026
(g)
955 1,014
B&G Foods Inc
5.25%, 09/15/2027 886 897
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
3,875 3,874
7.50%, 04/15/2025
(g)
1,130 1,153
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(f),(g)
375 382
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(g)
404 398
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(g)
624 660
Kraft Heinz Foods Co
3.00%, 06/01/2026 2,351 2,375
3.75%, 04/01/2030 700 724
3.88%, 05/15/2027 945 981
4.25%, 03/01/2031 2,191 2,343
4.38%, 06/01/2046 2,845 3,006
4.88%, 10/01/2049 1,750 1,987
5.00%, 06/04/2042 2,000 2,277
5.20%, 07/15/2045 2,210 2,561
5.50%, 06/01/2050 630 779
6.50%, 02/09/2040 1,000 1,338
6.88%, 01/26/2039 900 1,220
7.13%, 08/01/2039
(g)
900 1,271

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(g)
$ 537 $ 530
4.88%, 05/15/2028
(g)
650 676
Nathan's Famous Inc
6.63%, 11/01/2025
(g)
467 473
Performance Food Group Inc
4.25%, 08/01/2029
(g)
9,750 9,149
5.50%, 10/15/2027
(g)
10,394 10,633
6.88%, 05/01/2025
(g)
315 327
Pilgrim's Pride Corp
4.25%, 04/15/2031
(g)
1,763 1,740
5.88%, 09/30/2027
(g)
1,674 1,748
Post Holdings Inc
4.50%, 09/15/2031
(g)
10,254 9,759
4.63%, 04/15/2030
(g)
1,445 1,393
5.50%, 12/15/2029
(g)
1,715 1,762
5.63%, 01/15/2028
(g)
2,084 2,140
5.75%, 03/01/2027
(g)
1,183 1,216
Safeway Inc
7.25%, 02/01/2031 200 230
Sigma Holdco BV
7.88%, 05/15/2026
(f),(g)
1,075 967
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(g)
9,090 8,715
TreeHouse Foods Inc
4.00%, 09/01/2028 720 673
United Natural Foods Inc
6.75%, 10/15/2028
(g)
13 14
US Foods Inc
4.63%, 06/01/2030
(g)
7,600 7,391
4.75%, 02/15/2029
(g)
3,105 3,047
6.25%, 04/15/2025
(g)
700 724
$ 99,077
Food Service - 0.53%
Aramark Services Inc
5.00%, 04/01/2025
(g)
550 557
5.00%, 02/01/2028
(g)
4,440 4,407
6.38%, 05/01/2025
(g)
12,768 13,231
$ 18,195
Forest Products & Paper - 0.11%
Ahlstrom-Munksjo Holding 3 Oy
4.88%, 02/04/2028
(g)
1,130 1,089
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
545 544
Domtar Corp
6.75%, 10/01/2028
(g)
145 142
Glatfelter Corp
4.75%, 11/15/2029
(g)
1,015 1,023
Mercer International Inc
5.13%, 02/01/2029 750 740
5.50%, 01/15/2026 288 290
Schweitzer-Mauduit International Inc
6.88%, 10/01/2026
(g)
125 124
$ 3,952
Gas - 0.10%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 867 895
5.63%, 05/20/2024 536 553
5.75%, 05/20/2027 621 656
5.88%, 08/20/2026 533 564
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/2023
(g)
905 905
$ 3,573
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools - 0.02%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(f),(g)
$ 250 $ 250
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
375 386
$ 636
Healthcare - Products - 0.41%
Avantor Funding Inc
4.63%, 07/15/2028
(g)
1,250 1,247
Hologic Inc
3.25%, 02/15/2029
(g)
1,014 961
Mozart Debt Merger Sub Inc
3.88%, 04/01/2029
(g)
4,330 4,173
5.25%, 10/01/2029
(g)
6,127 5,958
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
7.25%, 02/01/2028
(g)
663 708
Teleflex Inc
4.25%, 06/01/2028
(g)
500 496
4.63%, 11/15/2027 565 576
$ 14,119
Healthcare - Services - 4.95%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
4,009 3,949
5.50%, 07/01/2028
(g)
3,325 3,356
AHP Health Partners Inc
5.75%, 07/15/2029
(g)
250 245
Air Methods Corp
8.00%, 05/15/2025
(f),(g)
850 691
Akumin Escrow Inc
7.50%, 08/01/2028
(g)
2,080 1,893
Cano Health LLC
6.25%, 10/01/2028
(g)
5,725 5,496
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(g)
2,350 2,197
5.00%, 07/15/2027
(g)
570 581
Centene Corp
2.45%, 07/15/2028 2,210 2,102
2.50%, 03/01/2031 1,960 1,819
3.00%, 10/15/2030 2,020 1,960
3.38%, 02/15/2030 2,365 2,321
4.25%, 12/15/2027 1,932 1,979
4.63%, 12/15/2029 4,400 4,575
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
1,835 1,770
4.00%, 03/15/2031
(g)
110 106
4.25%, 05/01/2028
(g)
550 547
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
6,390 6,111
5.63%, 03/15/2027
(g)
1,450 1,458
6.00%, 01/15/2029
(g)
707 720
6.13%, 04/01/2030
(g)
1,235 1,176
6.63%, 02/15/2025
(g)
1,100 1,138
6.88%, 04/15/2029
(g)
1,600 1,582
8.00%, 03/15/2026
(g)
1,624 1,691
DaVita Inc
3.75%, 02/15/2031
(g)
7,462 6,855
4.63%, 06/01/2030
(g)
2,910 2,831
Encompass Health Corp
4.63%, 04/01/2031 900 883
4.75%, 02/01/2030 1,946 1,922
Envision Healthcare Corp
8.75%, 10/15/2026
(g)
17,022 8,852
Global Medical Response Inc
6.50%, 10/01/2025
(g)
1,100 1,101

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
3.50%, 09/01/2030 $ 2,798 $ 2,785
5.38%, 02/01/2025 2,762 2,940
5.38%, 09/01/2026 1,051 1,140
5.63%, 09/01/2028 2,070 2,308
5.88%, 05/01/2023 978 1,018
5.88%, 02/15/2026 1,210 1,317
5.88%, 02/01/2029 1,310 1,480
7.50%, 11/06/2033 121 167
7.50%, 11/15/2095 165 212
7.69%, 06/15/2025 225 256
IQVIA Inc
5.00%, 10/15/2026
(g)
1,062 1,086
5.00%, 05/15/2027
(g)
900 920
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
3,760 3,684
6.75%, 04/15/2025
(g)
500 518
LifePoint Health Inc
5.38%, 01/15/2029
(g)
980 932
MEDNAX Inc
6.25%, 01/15/2027
(f),(g)
890 930
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(g)
341 330
ModivCare Inc
5.88%, 11/15/2025
(g)
1,500 1,556
Molina Healthcare Inc
3.88%, 11/15/2030
(g)
1,498 1,477
4.38%, 06/15/2028
(g)
170 171
Prime Healthcare Services Inc
7.25%, 11/01/2025
(g)
950 990
Radiology Partners Inc
9.25%, 02/01/2028
(g)
13,156 13,090
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,700 1,789
RP Escrow Issuer LLC
5.25%, 12/15/2025
(f),(g)
9,725 9,447
Select Medical Corp
6.25%, 08/15/2026
(g)
2,400 2,467
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g)
6,714 6,722
10.00%, 04/15/2027
(g)
4,172 4,386
Syneos Health Inc
3.63%, 01/15/2029
(g)
397 376
Tenet Healthcare Corp
4.38%, 01/15/2030
(g)
110 106
4.63%, 07/15/2024 706 709
4.63%, 09/01/2024
(g)
1,675 1,694
4.63%, 06/15/2028
(g)
3,745 3,710
4.88%, 01/01/2026
(g)
6,325 6,354
5.13%, 11/01/2027
(g)
13,985 14,015
6.13%, 10/01/2028
(g)
2,380 2,388
6.25%, 02/01/2027
(g)
1,412 1,445
6.75%, 06/15/2023 1,645 1,723
6.88%, 11/15/2031 1,065 1,150
7.50%, 04/01/2025
(g)
570 594
US Acute Care Solutions LLC
6.38%, 03/01/2026
(g),(k)
420 422
US Renal Care Inc
10.63%, 07/15/2027
(g)
414 422
$ 171,133
Holding Companies - Diversified - 0.04%
Stena International SA
5.75%, 03/01/2024
(f),(g)
325 332
6.13%, 02/01/2025
(g)
930 954
$ 1,286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0.55%
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 04/01/2030
(g)
$ 265 $ 261
6.63%, 01/15/2028
(g)
900 946
Beazer Homes USA Inc
5.88%, 10/15/2027 245 251
6.75%, 03/15/2025 151 154
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(g)
405 393
6.25%, 09/15/2027
(g)
939 968
Century Communities Inc
6.75%, 06/01/2027 400 416
Empire Communities Corp
7.00%, 12/15/2025
(g)
235 239
Installed Building Products Inc
5.75%, 02/01/2028
(g)
140 144
KB Home
4.00%, 06/15/2031 915 901
4.80%, 11/15/2029 324 338
6.88%, 06/15/2027 310 351
7.63%, 05/15/2023 30 31
LGI Homes Inc
4.00%, 07/15/2029
(g)
931 880
M/I Homes Inc
3.95%, 02/15/2030 1,120 1,064
4.95%, 02/01/2028 561 567
Mattamy Group Corp
4.63%, 03/01/2030
(g)
1,115 1,099
5.25%, 12/15/2027
(g)
510 519
Meritage Homes Corp
3.88%, 04/15/2029
(g)
1,012 1,018
6.00%, 06/01/2025 1,208 1,305
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
427 443
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(g)
518 510
4.75%, 04/01/2029
(g)
70 69
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
545 565
5.75%, 01/15/2028
(g)
355 378
6.63%, 07/15/2027
(g)
341 355
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
670 707
5.88%, 04/15/2023
(g)
316 324
Thor Industries Inc
4.00%, 10/15/2029
(g)
500 476
Toll Brothers Finance Corp
3.80%, 11/01/2029 320 330
4.35%, 02/15/2028 240 255
4.38%, 04/15/2023 598 610
4.88%, 03/15/2027 245 265
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 376 397
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 820
5.70%, 06/15/2028 43 46
Williams Scotsman International Inc
4.63%, 08/15/2028
(g)
400 404
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
249 265
$ 19,064

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0.05%
Tempur Sealy International Inc
3.88%, 10/15/2031
(g)
$ 900 $ 839
4.00%, 04/15/2029
(g)
830 796
$ 1,635
Housewares - 0.24%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
888 925
Newell Brands Inc
4.00%, 12/01/2024 200 204
4.35%, 04/01/2023 1,892 1,926
4.70%, 04/01/2026 1,732 1,814
4.88%, 06/01/2025 400 420
5.87%, 04/01/2036 375 441
6.00%, 04/01/2046 644 760
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031
(g)
592 565
4.50%, 10/15/2029 400 407
5.25%, 12/15/2026 187 191
SWF Escrow Issuer Corp
6.50%, 10/01/2029
(g)
600 558
$ 8,211
Insurance - 2.69%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
5,160 4,872
7.00%, 11/15/2025
(g)
23,452 23,412
10.13%, 08/01/2026
(g)
497 536
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
13,717 13,340
6.75%, 10/15/2027
(g)
1,392 1,376
AmWINS Group Inc
4.88%, 06/30/2029
(g)
11,802 11,551
Assurant Inc
7.00%, 03/27/2048
(j)
415 470
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(g)
8,683 8,072
7.00%, 08/15/2025
(g)
14,364 14,343
Genworth Holdings Inc
4.80%, 02/15/2024 383 390
6.50%, 06/15/2034 1,100 1,099
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
4,995 5,070
Liberty Mutual Group Inc
4.30%, 02/01/2061
(g)
125 111
7.80%, 03/07/2087
(g)
505 687
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 827
5.75%, 08/15/2023
(f)
622 647
Radian Group Inc
4.50%, 10/01/2024 1,353 1,383
4.88%, 03/15/2027 470 486
Ryan Specialty Group LLC
4.38%, 02/01/2030
(g),(k)
1,875 1,866
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(g)
1,320 1,346
USI Inc/NY
6.88%, 05/01/2025
(g)
1,116 1,116
$ 93,000
Internet - 1.10%
ANGI Group LLC
3.88%, 08/15/2028
(g)
639 585
Arches Buyer Inc
6.13%, 12/01/2028
(g)
186 181
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
$ 5,679 $ 5,325
5.63%, 09/15/2028
(g)
7,181 6,855
Cars.com Inc
6.38%, 11/01/2028
(g)
812 844
Getty Images Inc
9.75%, 03/01/2027
(g)
268 282
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(g)
1,300 1,212
5.25%, 12/01/2027
(g)
595 610
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
836 812
Match Group Holdings II LLC
3.63%, 10/01/2031
(g)
1,165 1,068
4.13%, 08/01/2030
(g)
500 480
4.63%, 06/01/2028
(g)
505 499
5.63%, 02/15/2029
(g)
629 654
Netflix Inc
3.63%, 06/15/2025
(g)
475 492
4.38%, 11/15/2026 1,056 1,133
4.88%, 04/15/2028 1,826 2,009
4.88%, 06/15/2030
(g)
800 891
5.38%, 11/15/2029
(g)
1,049 1,199
5.75%, 03/01/2024 425 457
5.88%, 02/15/2025 725 797
5.88%, 11/15/2028 2,082 2,413
6.38%, 05/15/2029 1,000 1,194
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(g)
885 894
Rakuten Group Inc
5.13%, 04/22/2026
(g),(j),(m)
500 495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(g),(j),(m)
1,870 1,931
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
TripAdvisor Inc
7.00%, 07/15/2025
(g)
405 424
Twitter Inc
3.88%, 12/15/2027
(g)
759 757
Uber Technologies Inc
4.50%, 08/15/2029
(g)
1,980 1,921
7.50%, 05/15/2025
(g)
1,380 1,442
$ 37,856
Investment Companies - 0.17%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
1,035 1,022
FS Energy and Power Fund
7.50%, 08/15/2023
(g)
155 161
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 1,295 1,314
5.25%, 05/15/2027 1,724 1,736
6.38%, 12/15/2025 1,225 1,247
6.75%, 02/01/2024 515 515
$ 5,995
Iron & Steel - 1.28%
Allegheny Technologies Inc
4.88%, 10/01/2029 543 533
5.88%, 12/01/2027 2,775 2,828
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(g)
17,332 18,047
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
6,391 6,781

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Carpenter Technology Corp
6.38%, 07/15/2028 $ 369 $ 383
Cleveland-Cliffs Inc
5.88%, 06/01/2027 566 586
6.25%, 10/01/2040 463 483
6.75%, 03/15/2026
(g)
940 985
9.88%, 10/17/2025
(g)
728 814
Commercial Metals Co
4.88%, 05/15/2023 415 425
5.38%, 07/15/2027 154 161
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(f),(g)
295 302
Mineral Resources Ltd
8.13%, 05/01/2027
(g)
1,075 1,148
Specialty Steel
11.00%, 11/15/2026
(e),(l)
8,680 8,680
TMS International Corp/DE
6.25%, 04/15/2029
(g)
608 587
United States Steel Corp
6.65%, 06/01/2037 900 938
6.88%, 03/01/2029 476 481
$ 44,162
Leisure Products & Services - 0.97%
Carnival Corp
4.00%, 08/01/2028
(g)
2,305 2,193
5.75%, 03/01/2027
(g)
2,745 2,633
6.00%, 05/01/2029
(g)
3,144 3,024
7.63%, 03/01/2026
(g)
1,375 1,402
9.88%, 08/01/2027
(g)
1,176 1,319
10.50%, 02/01/2026
(g)
625 702
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g)
1,580 1,477
CWT Travel Group Inc
8.50%, 11/19/2026
(g)
6,425 6,553
Lindblad Expeditions LLC
6.75%, 02/15/2027
(g),(k)
200 202
NCL Corp Ltd
3.63%, 12/15/2024
(g)
505 466
5.88%, 03/15/2026
(g)
1,200 1,143
10.25%, 02/01/2026
(g)
653 739
12.25%, 05/15/2024
(g)
561 653
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 595 537
7.50%, 10/15/2027 930 1,028
9.13%, 06/15/2023
(g)
850 895
10.88%, 06/01/2023
(g)
1,144 1,225
11.50%, 06/01/2025
(g)
2,846 3,150
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
1,200 1,095
6.25%, 05/15/2025
(g)
252 248
7.00%, 02/15/2029
(g)
835 800
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(g)
1,165 1,139
Vista Outdoor Inc
4.50%, 03/15/2029
(g)
545 529
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
545 529
$ 33,681
Lodging - 1.76%
Boyd Gaming Corp
4.75%, 12/01/2027 725 721
4.75%, 06/15/2031
(g)
11,619 11,404
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(g)
895 872
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
$ 1,890 $ 1,794
3.75%, 05/01/2029
(g)
1,050 1,023
4.00%, 05/01/2031
(g)
1,500 1,474
4.88%, 01/15/2030 1,190 1,228
5.38%, 05/01/2025
(g)
1,773 1,816
5.75%, 05/01/2028
(g)
612 646
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
4.88%, 07/01/2031
(g)
522 505
5.00%, 06/01/2029
(g)
826 822
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 520 530
Marriott Ownership Resorts Inc
4.75%, 01/15/2028 275 273
6.13%, 09/15/2025
(g)
383 396
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(g)
2,040 1,953
5.75%, 07/21/2028
(g)
1,205 1,157
MGM China Holdings Ltd
5.25%, 06/18/2025
(g)
405 401
5.38%, 05/15/2024
(g)
730 726
5.88%, 05/15/2026
(g)
970 966
MGM Resorts International
4.63%, 09/01/2026
(f)
643 648
4.75%, 10/15/2028 675 670
5.50%, 04/15/2027 533 550
5.75%, 06/15/2025 700 735
6.00%, 03/15/2023 843 870
6.75%, 05/01/2025 700 725
Station Casinos LLC
4.50%, 02/15/2028
(g)
1,225 1,189
4.63%, 12/01/2031
(g)
10,350 9,833
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
2,150 1,869
6.00%, 07/15/2025
(g)
905 851
6.50%, 01/15/2028
(g)
1,005 940
Travel + Leisure Co
3.90%, 03/01/2023 82 82
4.50%, 12/01/2029
(g)
600 579
4.63%, 03/01/2030
(g)
337 330
5.65%, 04/01/2024 266 280
6.00%, 04/01/2027 380 395
6.63%, 07/31/2026
(g)
819 874
Universal Entertainment Corp
8.50%, 12/11/2024
(g)
1,000 1,055
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
545 541
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(g)
1,003 1,003
5.25%, 05/15/2027
(f),(g)
1,395 1,373
5.50%, 03/01/2025
(g)
1,865 1,875
Wynn Macau Ltd
4.88%, 10/01/2024
(g)
1,025 973
5.13%, 12/15/2029
(g)
1,510 1,367
5.50%, 01/15/2026
(g)
1,295 1,215
5.50%, 10/01/2027
(g)
815 754
5.63%, 08/26/2028
(g)
750 686
$ 60,969
Machinery - Construction & Mining - 0.05%
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g)
225 234
Terex Corp
5.00%, 05/15/2029
(g)
1,405 1,394
$ 1,628

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.78%
ATS Automation Tooling Systems Inc
4.13%, 12/15/2028
(g)
$ 346 $ 341
Cleaver-Brooks Inc
7.88%, 03/01/2023
(g)
416 402
Colfax Corp
6.38%, 02/15/2026
(g)
762 783
GrafTech Finance Inc
4.63%, 12/15/2028
(g)
498 481
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(g),(h),(i)
113 118
JPW Industries Holding Corp
9.00%, 10/01/2024
(g)
5,945 6,123
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
1,063 1,110
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
14,979 15,259
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(g)
595 626
TK Elevator US Newco Inc
5.25%, 07/15/2027
(g)
1,785 1,807
$ 27,050
Media - 4.73%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,811 1,685
AMC Networks Inc
4.25%, 02/15/2029 1,520 1,462
Audacy Capital Corp
6.50%, 05/01/2027
(f),(g)
1,201 1,141
6.75%, 03/31/2029
(g)
2,000 1,880
Belo Corp
7.25%, 09/15/2027 170 192
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
3,325 3,172
4.25%, 01/15/2034
(g)
395 365
4.50%, 08/15/2030
(g)
3,750 3,656
4.50%, 05/01/2032 3,260 3,142
4.50%, 06/01/2033
(g)
1,900 1,807
4.75%, 03/01/2030
(g)
4,960 4,922
5.00%, 02/01/2028
(g)
5,900 5,972
5.13%, 05/01/2027
(g)
3,334 3,418
5.38%, 06/01/2029
(g)
1,720 1,772
CSC Holdings LLC
3.38%, 02/15/2031
(g)
605 528
4.13%, 12/01/2030
(g)
740 677
4.63%, 12/01/2030
(g)
18,190 16,189
5.25%, 06/01/2024 239 246
5.38%, 02/01/2028
(g)
1,100 1,103
5.50%, 04/15/2027
(g)
536 548
5.75%, 01/15/2030
(g)
3,417 3,220
6.50%, 02/01/2029
(g)
1,248 1,299
7.50%, 04/01/2028
(g)
5,620 5,809
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(f),(g)
516 531
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
2,670 2,680
DISH DBS Corp
5.00%, 03/15/2023 1,644 1,670
5.13%, 06/01/2029 2,490 2,173
5.25%, 12/01/2026
(g)
3,070 2,978
5.75%, 12/01/2028
(g)
2,830 2,708
5.88%, 11/15/2024 2,194 2,210
7.38%, 07/01/2028 1,399 1,352
7.75%, 07/01/2026 1,805 1,858
Gannett Holdings LLC
6.00%, 11/01/2026
(g)
2,060 2,086
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Gray Escrow II Inc
5.38%, 11/15/2031
(f),(g)
$ 845 $ 833
Gray Television Inc
4.75%, 10/15/2030
(g)
1,065 1,021
5.88%, 07/15/2026
(g)
640 656
7.00%, 05/15/2027
(g)
435 461
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
1,005 997
5.25%, 08/15/2027
(g)
991 1,007
8.38%, 05/01/2027 1,623 1,697
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
1,620 1,681
Liberty Interactive LLC
8.25%, 02/01/2030 667 693
8.50%, 07/15/2029 326 339
McGraw-Hill Education Inc
8.00%, 08/01/2029
(g)
771 721
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(g)
20 20
News Corp
3.88%, 05/15/2029
(g)
1,600 1,535
Nexstar Media Inc
4.75%, 11/01/2028
(g)
2,207 2,181
5.63%, 07/15/2027
(g)
8,475 8,686
Quebecor Media Inc
5.75%, 01/15/2023 1,285 1,309
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
831 800
6.50%, 09/15/2028
(g)
700 675
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
443 423
5.38%, 01/15/2031
(g)
2,063 2,041
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
375 382
Sinclair Television Group Inc
5.13%, 02/15/2027
(g)
758 714
5.50%, 03/01/2030
(g)
485 449
5.88%, 03/15/2026
(g)
270 273
Sirius XM Radio Inc
3.13%, 09/01/2026
(g)
810 777
3.88%, 09/01/2031
(g)
1,400 1,295
4.00%, 07/15/2028
(g)
6,780 6,559
4.13%, 07/01/2030
(g)
1,550 1,477
5.00%, 08/01/2027
(g)
331 338
5.50%, 07/01/2029
(g)
1,063 1,103
SportsNet New York
10.25%, 01/15/2025
(e),(l)
4,130 4,275
TEGNA Inc
4.63%, 03/15/2028 764 749
4.75%, 03/15/2026
(g)
200 203
5.00%, 09/15/2029 1,295 1,274
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
1,000 1,020
Univision Communications Inc
4.50%, 05/01/2029
(g)
1,050 1,040
5.13%, 02/15/2025
(g)
1,959 1,974
6.63%, 06/01/2027
(g)
1,712 1,806
UPC Holding BV
5.50%, 01/15/2028
(g)
430 437
ViacomCBS Inc
6.25%, 02/28/2057
(j)
1,712 1,883
3 Month USD LIBOR + 3.90%
Videotron Ltd
3.63%, 06/15/2029
(g)
1,380 1,337
5.13%, 04/15/2027
(g)
664 679
5.38%, 06/15/2024
(g)
1,017 1,062

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
$ 14,776 $ 13,928
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
1,650 1,567
5.50%, 05/15/2029
(g)
1,215 1,238
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
405 382
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
755 716
6.00%, 01/15/2027
(g)
1,625 1,671
Ziggo BV
4.88%, 01/15/2030
(g)
715 692
$ 163,527
Mining - 1.77%
Alcoa Nederland Holding BV
5.50%, 12/15/2027
(g)
405 426
6.13%, 05/15/2028
(g)
430 457
Arconic Corp
6.00%, 05/15/2025
(g)
565 582
6.13%, 02/15/2028
(g)
17,032 17,669
Celtic Resources Holdings DAC
4.13%, 10/09/2024
(g)
1,000 998
Century Aluminum Co
7.50%, 04/01/2028
(g)
12,475 13,224
Coeur Mining Inc
5.13%, 02/15/2029
(f),(g)
895 854
Compass Minerals International Inc
4.88%, 07/15/2024
(g)
860 874
6.75%, 12/01/2027
(g)
353 370
Constellium SE
3.75%, 04/15/2029
(g)
3,450 3,262
5.63%, 06/15/2028
(g)
1,250 1,282
5.88%, 02/15/2026
(g)
500 504
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
1,700 1,711
4.50%, 09/15/2027
(g)
485 496
5.13%, 05/15/2024
(g)
1,242 1,285
Freeport-McMoRan Inc
4.55%, 11/14/2024 590 620
Hecla Mining Co
7.25%, 02/15/2028 55 59
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(g)
3,345 3,604
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 453
Kaiser Aluminum Corp
4.63%, 03/01/2028
(g)
310 297
New Gold Inc
7.50%, 07/15/2027
(g)
199 209
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(g)
15,820 —
Novelis Corp
4.75%, 01/30/2030
(g)
6,080 6,050
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(f),(g)
1,515 1,547
Real Alloy Holding Inc
11.00%, 11/30/2023
(e),(h),(l)
4,258 4,258
$ 61,091
Miscellaneous Manufacturers - 0.20%
Amsted Industries Inc
5.63%, 07/01/2027
(g)
600 615
EnPro Industries Inc
5.75%, 10/15/2026 179 186
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
FXI Holdings Inc
7.88%, 11/01/2024
(g)
$ 543 $ 549
12.25%, 11/15/2026
(g)
963 1,055
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
680 702
Hillenbrand Inc
5.00%, 09/15/2026 1,260 1,367
LSB Industries Inc
6.25%, 10/15/2028
(g)
2,110 2,142
Trinity Industries Inc
4.55%, 10/01/2024 230 237
$ 6,853
Office & Business Equipment - 0.12%
Pitney Bowes Inc
6.88%, 03/15/2027
(g)
120 119
7.25%, 03/15/2029
(g)
1,354 1,357
Xerox Corp
3.80%, 05/15/2024 215 219
4.38%, 03/15/2023 715 725
4.80%, 03/01/2035 350 325
6.75%, 12/15/2039 280 291
Xerox Holdings Corp
5.00%, 08/15/2025
(g)
930 942
5.50%, 08/15/2028
(g)
250 251
$ 4,229
Oil & Gas - 6.09%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g)
750 790
Antero Resources Corp
5.00%, 03/01/2025
(f)
350 354
7.63%, 02/01/2029
(g)
400 436
8.38%, 07/15/2026
(g)
480 535
Apache Corp
4.25%, 01/15/2030 755 764
4.63%, 11/15/2025 376 392
4.88%, 11/15/2027 560 580
5.10%, 09/01/2040 1,570 1,647
5.25%, 02/01/2042 815 878
5.35%, 07/01/2049 765 802
6.00%, 01/15/2037 335 388
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
900 899
9.00%, 11/01/2027
(g)
659 876
Baytex Energy Corp
5.63%, 06/01/2024
(g)
308 306
8.75%, 04/01/2027
(g)
700 749
California Resources Corp
7.13%, 02/01/2026
(g)
30 31
Callon Petroleum Co
6.13%, 10/01/2024 895 895
6.38%, 07/01/2026 665 642
8.25%, 07/15/2025 1,000 982
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.75%, 04/15/2023
(f)
365 366
8.13%, 01/15/2027
(g)
476 478
9.25%, 07/15/2024
(g)
580 618
Centennial Resource Production LLC
5.38%, 01/15/2026
(g)
150 147
6.88%, 04/01/2027
(f),(g)
200 202
Chesapeake Energy Corp
5.50%, 02/01/2026
(g)
200 206
6.75%, 04/15/2029
(g)
1,200 1,283
Civitas Resources Inc
5.00%, 10/15/2026
(g)
2,060 2,059

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
CNX Resources Corp
6.00%, 01/15/2029
(g)
$ 520 $ 536
7.25%, 03/14/2027
(g)
425 446
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(g)
11,575 11,763
Comstock Resources Inc
5.88%, 01/15/2030
(g)
6,900 6,858
6.75%, 03/01/2029
(g)
3,175 3,266
7.50%, 05/15/2025
(f),(g)
605 615
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(g)
1,950 1,968
5.63%, 10/15/2025
(g)
1,745 1,758
CVR Energy Inc
5.25%, 02/15/2025
(g)
385 372
5.75%, 02/15/2028
(f),(g)
300 288
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(g)
1,167 1,207
6.63%, 07/15/2025
(g)
485 507
Energy Ventures Gom LLC / EnVen Finance Corp
11.75%, 04/15/2026
(g)
209 216
Ensign Drilling Inc
9.25%, 04/15/2024
(f),(g)
620 592
EQT Corp
3.90%, 10/01/2027 675 680
5.00%, 01/15/2029 365 384
6.63%, 02/01/2025 1,000 1,077
7.50%, 02/01/2030 1,175 1,400
Global Marine Inc
7.00%, 06/01/2028 1,500 990
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
1,315 1,341
6.00%, 02/01/2031
(g)
3,747 3,804
6.25%, 11/01/2028
(g)
385 399
Laredo Petroleum Inc
9.50%, 01/15/2025 1,800 1,836
10.13%, 01/15/2028 800 842
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(g)
374 382
Matador Resources Co
5.88%, 09/15/2026 1,050 1,064
MEG Energy Corp
5.88%, 02/01/2029
(g)
4,420 4,491
6.50%, 01/15/2025
(g)
219 222
7.13%, 02/01/2027
(g)
8,465 8,816
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
871 797
10.50%, 05/15/2027
(g)
310 304
Murphy Oil Corp
5.75%, 08/15/2025 336 341
6.37%, 12/01/2042 245 234
6.38%, 07/15/2028 495 512
6.88%, 08/15/2024 42 42
Nabors Industries Inc
5.75%, 02/01/2025 595 550
9.00%, 02/01/2025
(g)
15 16
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
605 579
7.50%, 01/15/2028
(g)
300 281
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g)
800 810
Northern Oil and Gas Inc
8.13%, 03/01/2028
(g)
1,265 1,319
Oasis Petroleum Inc
6.38%, 06/01/2026
(g)
544 559
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp
3.00%, 02/15/2027 $ 6,400 $ 6,193
3.50%, 06/15/2025 660 654
3.50%, 08/15/2029 3,725 3,672
4.20%, 03/15/2048 1,202 1,118
4.30%, 08/15/2039 600 566
4.40%, 04/15/2046 1,225 1,171
4.50%, 07/15/2044 590 569
4.63%, 06/15/2045 646 626
5.50%, 12/01/2025 780 828
5.55%, 03/15/2026 975 1,041
5.88%, 09/01/2025 711 760
6.13%, 01/01/2031 4,066 4,693
6.20%, 03/15/2040 3,813 4,414
6.38%, 09/01/2028 2,020 2,297
6.45%, 09/15/2036 23,393 28,416
6.60%, 03/15/2046 7,567 9,513
6.63%, 09/01/2030 3,480 4,084
6.95%, 07/01/2024 738 804
7.15%, 05/15/2028 235 265
7.50%, 05/01/2031 1,564 1,932
7.88%, 09/15/2031 545 688
7.95%, 06/15/2039 740 942
8.50%, 07/15/2027 400 480
8.88%, 07/15/2030 6,035 7,823
Ovintiv Inc
5.15%, 11/15/2041 460 480
6.50%, 08/15/2034 191 238
7.20%, 11/01/2031 380 480
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(f),(g)
225 228
Parkland Corp
4.50%, 10/01/2029
(g)
1,257 1,208
5.88%, 07/15/2027
(g)
1,000 1,031
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 426
5.15%, 11/15/2029 1,255 1,271
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 500 351
7.25%, 06/15/2025
(f)
1,099 872
9.25%, 05/15/2025
(g)
725 708
PDC Energy Inc
5.75%, 05/15/2026 560 570
6.13%, 09/15/2024 249 251
Precision Drilling Corp
6.88%, 01/15/2029
(g)
540 541
7.13%, 01/15/2026
(g)
550 553
Puma International Financing SA
5.00%, 01/24/2026
(g)
730 727
5.13%, 10/06/2024
(g)
400 398
Range Resources Corp
4.88%, 05/15/2025 550 561
5.00%, 03/15/2023 873 882
8.25%, 01/15/2029 435 481
9.25%, 02/01/2026 750 802
Rockcliff Energy II LLC
5.50%, 10/15/2029
(g)
3,340 3,382
SM Energy Co
5.63%, 06/01/2025 90 89
6.75%, 09/15/2026
(f)
375 379
10.00%, 01/15/2025
(g)
351 382
Southwestern Energy Co
4.75%, 02/01/2032 3,145 3,139
5.38%, 02/01/2029 700 712
5.95%, 01/23/2025 173 183
7.75%, 10/01/2027 90 96
8.38%, 09/15/2028 600 658

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 $ 1,050 $ 1,028
5.88%, 03/15/2028 5,887 6,104
6.00%, 04/15/2027 490 506
Talos Production Inc
12.00%, 01/15/2026 859 913
Tap Rock Resources LLC
7.00%, 10/01/2026
(g)
500 513
Teine Energy Ltd
6.88%, 04/15/2029
(g)
6,467 6,596
Transocean Guardian Ltd
5.88%, 01/15/2024
(g)
622 598
Transocean Inc
7.25%, 11/01/2025
(g)
385 300
7.50%, 01/15/2026
(g)
492 379
8.00%, 02/01/2027
(g)
944 713
9.35%, 12/15/2041 200 127
11.50%, 01/30/2027
(g)
510 506
Transocean Pontus Ltd
6.13%, 08/01/2025
(g)
526 518
Transocean Poseidon Ltd
6.88%, 02/01/2027
(g)
708 687
Transocean Sentry Ltd
5.38%, 05/15/2023
(g)
333 322
Vantage Drilling International
9.25%, 11/15/2023
(g)
400 376
Vermilion Energy Inc
5.63%, 03/15/2025
(f),(g)
1,064 1,077
W&T Offshore Inc
9.75%, 11/01/2023
(g)
645 629
$ 210,289
Oil & Gas Services - 0.26%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
985 989
6.88%, 04/01/2027
(g)
435 446
Bristow Group Inc
6.88%, 03/01/2028
(g)
415 418
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025
(f)
551 550
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(g)
500 530
Oceaneering International Inc
4.65%, 11/15/2024 113 114
6.00%, 02/01/2028 479 479
TechnipFMC PLC
6.50%, 02/01/2026
(g)
600 628
Telford Offshore Ltd
12.00%, PIK 12.00%
(h),(i),(m)
402 —
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(g)
308 309
Transocean Proteus Ltd
6.25%, 12/01/2024
(g)
411 406
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 662 672
6.88%, 09/01/2027 739 759
Weatherford International Ltd
6.50%, 09/15/2028
(g)
690 716
8.63%, 04/30/2030
(g)
1,590 1,618
11.00%, 12/01/2024
(g)
325 336
$ 8,970
Packaging & Containers - 2.35%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(h),(i)
1,027 1,038
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(g)
$ 420 $ 401
4.00%, 09/01/2029
(g)
10,184 9,700
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
1,680 1,667
5.25%, 04/30/2025
(g)
795 813
5.25%, 08/15/2027
(g)
1,570 1,539
5.25%, 08/15/2027
(g)
810 794
Ball Corp
2.88%, 08/15/2030 1,065 988
4.00%, 11/15/2023 830 856
4.88%, 03/15/2026 1,140 1,211
5.25%, 07/01/2025 596 641
Berry Global Inc
4.50%, 02/15/2026
(g)
296 297
5.63%, 07/15/2027
(g)
500 515
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
1,740 1,757
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 315 325
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 759
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
818 818
7.88%, 07/15/2026
(g)
560 577
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
625 634
Graphic Packaging International LLC
3.50%, 03/15/2028
(g)
980 941
3.50%, 03/01/2029
(g)
1,317 1,251
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
8,230 8,189
LABL Inc
6.75%, 07/15/2026
(g)
2,435 2,469
10.50%, 07/15/2027
(g)
675 693
Matthews International Corp
5.25%, 12/01/2025
(g)
265 270
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(g)
1,179 1,177
7.25%, 04/15/2025
(g)
1,280 1,272
OI European Group BV
4.75%, 02/15/2030
(g)
1,055 1,025
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(g)
205 212
6.38%, 08/15/2025
(g)
83 88
Pactiv Evergreen Group Issuer Inc/Pactiv
Evergreen Group Issuer LLC/Reynolds Group
Issuer Inc/Reynolds Group Issuer LLC
4.00%, 10/15/2027
(g)
1,445 1,365
Pactiv LLC
7.95%, 12/15/2025 435 468
8.38%, 04/15/2027
(f)
830 888
Sealed Air Corp
4.00%, 12/01/2027
(g)
230 231
5.13%, 12/01/2024
(g)
80 84
5.50%, 09/15/2025
(g)
872 940
6.88%, 07/15/2033
(g)
355 424
Silgan Holdings Inc
4.13%, 02/01/2028 1,015 1,018
Trident TPI Holdings Inc
6.63%, 11/01/2025
(g)
12,274 12,213
9.25%, 08/01/2024
(g)
6,247 6,450

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
$ 12,885 $ 12,989
8.50%, 08/15/2027
(g)
1,030 1,062
$ 81,049
Pharmaceuticals - 1.77%
180 Medical Inc
3.88%, 10/15/2029
(g)
1,015 987
AdaptHealth LLC
4.63%, 08/01/2029
(g)
1,300 1,235
6.13%, 08/01/2028
(g)
290 303
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
2,496 2,524
9.25%, 04/01/2026
(g)
2,670 2,750
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
1,018 858
5.00%, 02/15/2029
(g)
1,220 982
5.25%, 01/30/2030
(g)
9,357 7,522
5.25%, 02/15/2031
(g)
879 700
5.50%, 11/01/2025
(g)
1,345 1,356
5.75%, 08/15/2027
(g)
900 903
6.13%, 04/15/2025
(g)
1,794 1,828
6.25%, 02/15/2029
(g)
2,580 2,183
7.00%, 01/15/2028
(g)
4,165 3,733
7.25%, 05/30/2029
(g)
677 609
9.00%, 12/15/2025
(g)
1,470 1,535
Elanco Animal Health Inc
5.27%, 08/28/2023 1,300 1,351
5.90%, 08/28/2028 1,035 1,128
Embecta Corp
5.00%, 02/15/2030
(g),(k)
1,730 1,732
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 06/30/2028
(g)
2,110 1,429
9.50%, 07/31/2027
(f),(g)
1,335 1,319
Endo Luxembourg Finance Co I Sarl / Endo US
Inc
6.13%, 04/01/2029
(g)
795 755
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g)
1,390 1,460
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(g)
700 663
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(g)
665 689
Option Care Health Inc
4.38%, 10/31/2029
(g)
2,730 2,660
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(g)
1,921 1,890
5.13%, 04/30/2031
(g)
8,600 8,600
Owens & Minor Inc
4.50%, 03/31/2029
(g)
555 539
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(g)
800 776
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
1,725 1,736
Perrigo Co PLC
4.00%, 11/15/2023 995 1,016
Perrigo Finance Unlimited Co
4.38%, 03/15/2026 331 337
4.90%, 12/15/2044 1,315 1,261
Prestige Brands Inc
3.75%, 04/01/2031
(g)
940 853
5.13%, 01/15/2028
(g)
495 499
Vizient Inc
6.25%, 05/15/2027
(g)
300 307
$ 61,008
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 4.70%
AI Candelaria Spain SA
7.50%, 12/15/2028
(g)
$ 299 $ 311
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(g)
1,050 1,057
5.75%, 03/01/2027
(g)
2,300 2,334
5.75%, 01/15/2028
(g)
4,050 4,130
7.88%, 05/15/2026
(g)
1,080 1,161
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
580 589
7.63%, 12/15/2025
(g)
210 219
Buckeye Partners LP
4.13%, 03/01/2025
(g)
600 597
4.13%, 12/01/2027 945 925
4.15%, 07/01/2023 495 493
4.35%, 10/15/2024 295 300
4.50%, 03/01/2028
(g)
5,250 5,110
5.60%, 10/15/2044 3,121 2,831
5.85%, 11/15/2043 3,120 2,854
6.38%, 01/22/2078
(j)
355 304
3 Month USD LIBOR + 4.02%
Cheniere Energy Inc
4.63%, 10/15/2028 2,020 2,050
Cheniere Energy Partners LP
4.00%, 03/01/2031 1,285 1,279
4.50%, 10/01/2029 1,429 1,461
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(g)
11,400 11,362
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
688 690
5.75%, 04/01/2025 424 427
6.00%, 02/01/2029
(g)
2,185 2,201
DCP Midstream Operating LP
5.13%, 05/15/2029 692 734
5.38%, 07/15/2025 484 510
5.60%, 04/01/2044 400 464
5.85%, 05/21/2043
(g),(j)
675 643
3 Month USD LIBOR + 3.85%
6.75%, 09/15/2037
(g)
315 406
8.13%, 08/16/2030 220 287
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 668
7.13%, 06/01/2028
(g)
401 407
DT Midstream Inc
4.13%, 06/15/2029
(g)
2,840 2,801
4.38%, 06/15/2031
(g)
8,885 8,774
EnLink Midstream LLC
5.38%, 06/01/2029 924 933
5.63%, 01/15/2028
(g)
957 983
EnLink Midstream Partners LP
4.15%, 06/01/2025 550 549
4.40%, 04/01/2024 450 453
4.85%, 07/15/2026 280 288
5.05%, 04/01/2045 250 214
5.45%, 06/01/2047 77 69
5.60%, 04/01/2044 593 537
EQM Midstream Partners LP
4.00%, 08/01/2024 639 637
4.13%, 12/01/2026 828 819
4.50%, 01/15/2029
(g)
80 76
4.75%, 07/15/2023 336 340
4.75%, 01/15/2031
(g)
5,215 4,992
5.50%, 07/15/2028 923 934
6.50%, 07/01/2027
(g)
1,636 1,710

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
EQM Midstream Partners LP   (continued)
6.50%, 07/15/2048 $ 490 $ 527
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 662
6.25%, 05/15/2026 572 549
6.50%, 10/01/2025 701 686
7.75%, 02/01/2028 890 877
8.00%, 01/15/2027 5,185 5,218
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 241 249
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
5,866 6,109
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
1,041 1,062
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(g)
5,655 5,504
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027
(g)
990 1,016
ITT Holdings LLC
6.50%, 08/01/2029
(g)
1,000 959
New Fortress Energy Inc
6.50%, 09/30/2026
(g)
1,660 1,552
6.75%, 09/15/2025
(g)
5,491 5,203
NGL Energy Operating LLC / NGL Energy
Finance Corp
7.50%, 02/01/2026
(g)
1,850 1,880
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 1,076 938
7.50%, 11/01/2023 479 467
7.50%, 04/15/2026
(f)
285 249
NuStar Logistics LP
5.63%, 04/28/2027 7,543 7,723
5.75%, 10/01/2025 1,605 1,675
6.00%, 06/01/2026 640 671
6.38%, 10/01/2030 200 216
PBF Logistics LP / PBF Logistics Finance Corp
6.88%, 05/15/2023
(f)
1,388 1,364
Rattler Midstream LP
5.63%, 07/15/2025
(g)
305 314
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(g)
1,900 1,888
4.80%, 05/15/2030
(g)
4,990 4,977
4.95%, 07/15/2029
(g)
1,354 1,391
6.88%, 04/15/2040
(g)
500 530
7.50%, 07/15/2038
(g)
630 680
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
515 518
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(g)
872 834
6.00%, 03/01/2027
(g)
691 703
6.00%, 12/31/2030
(g)
1,220 1,165
6.00%, 09/01/2031
(g)
1,265 1,205
7.50%, 10/01/2025
(g)
615 647
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032
(g)
1,035 1,030
4.88%, 02/01/2031 1,200 1,254
5.00%, 01/15/2028 735 753
5.38%, 02/01/2027 484 496
5.50%, 03/01/2030 1,090 1,154
5.88%, 04/15/2026 725 747
6.50%, 07/15/2027 585 621
6.88%, 01/15/2029 650 711
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(g)
$ 6,070 $ 6,059
4.13%, 08/15/2031
(g)
3,200 3,221
Western Midstream Operating LP
4.50%, 03/01/2028 807 849
4.65%, 07/01/2026 735 769
4.75%, 08/15/2028 1,845 1,960
5.30%, 02/01/2030 1,315 1,371
5.30%, 03/01/2048 6,025 6,658
5.45%, 04/01/2044 1,285 1,420
6.50%, 02/01/2050 1,199 1,315
$ 162,509
Real Estate - 0.26%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
960 1,014
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
1,236 1,275
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(g)
561 570
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
1,045 1,005
4.38%, 02/01/2031
(g)
203 193
5.38%, 08/01/2028
(g)
910 927
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 668
5.00%, 03/01/2031 598 590
Newmark Group Inc
6.13%, 11/15/2023 517 546
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(g)
845 866
9.38%, 04/01/2027
(g)
870 942
WeWork Cos Inc
7.88%, 05/01/2025
(g)
545 504
$ 9,100
REITs - 1.52%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(g)
2,393 2,262
Diversified Healthcare Trust
9.75%, 06/15/2025 500 530
GEO Group Inc/The
5.13%, 04/01/2023 640 618
5.88%, 10/15/2024 195 172
6.00%, 04/15/2026
(f)
1,285 1,057
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
1,045 1,006
3.75%, 09/15/2030
(g)
25 24
6.00%, 04/15/2025
(g)
80 83
Iron Mountain Inc
4.50%, 02/15/2031
(g)
1,145 1,086
4.88%, 09/15/2027
(g)
1,336 1,340
4.88%, 09/15/2029
(g)
1,220 1,204
5.00%, 07/15/2028
(g)
750 749
5.25%, 03/15/2028
(g)
1,148 1,165
5.25%, 07/15/2030
(g)
2,057 2,042
5.63%, 07/15/2032
(g)
864 873
iStar Inc
4.75%, 10/01/2024 745 754
5.50%, 02/15/2026 647 658
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
415 404
5.25%, 10/01/2025
(g)
294 295

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
3.88%, 02/15/2029
(g)
$ 665 $ 683
4.50%, 09/01/2026 888 928
4.63%, 06/15/2025
(g)
645 674
5.63%, 05/01/2024 830 878
5.75%, 02/01/2027 605 669
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 557 537
4.63%, 08/01/2029 835 859
5.00%, 10/15/2027 1,956 2,009
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
1,020 1,008
5.88%, 10/01/2028
(g)
624 639
7.50%, 06/01/2025
(g)
525 550
RLJ Lodging Trust LP
3.75%, 07/01/2026
(g)
500 485
4.00%, 09/15/2029
(g)
1,053 992
SBA Communications Corp
3.13%, 02/01/2029 2,401 2,238
3.88%, 02/15/2027 1,325 1,338
Service Properties Trust
3.95%, 01/15/2028 445 392
4.35%, 10/01/2024 918 877
4.38%, 02/15/2030 720 619
4.50%, 06/15/2023 410 403
4.50%, 03/15/2025 645 612
4.65%, 03/15/2024 568 552
4.75%, 10/01/2026 740 688
4.95%, 02/15/2027 415 386
5.25%, 02/15/2026 650 624
5.50%, 12/15/2027 851 843
7.50%, 09/15/2025 896 944
Starwood Property Trust Inc
4.75%, 03/15/2025 406 415
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
2,469 2,259
7.88%, 02/15/2025
(g)
2,099 2,186
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.50%, 02/15/2029
(g)
985 932
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
550 548
3.75%, 02/15/2027
(g)
3,569 3,534
4.13%, 08/15/2030
(g)
1,868 1,874
4.25%, 12/01/2026
(g)
1,665 1,684
4.63%, 12/01/2029
(g)
1,035 1,065
XHR LP
6.38%, 08/15/2025
(g)
385 398
$ 52,644
Retail - 4.37%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(g)
1,645 1,557
3.88%, 01/15/2028
(g)
1,838 1,792
4.00%, 10/15/2030
(g)
6,157 5,700
4.38%, 01/15/2028
(g)
7,530 7,389
5.75%, 04/15/2025
(g)
575 594
99 Escrow Issuer Inc
7.50%, 01/15/2026
(g)
460 348
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(g)
115 114
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
215 229
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Arko Corp
5.13%, 11/15/2029
(g)
$ 1,340 $ 1,275
Asbury Automotive Group Inc
4.63%, 11/15/2029
(g)
1,190 1,171
4.75%, 03/01/2030 78 77
Bath & Body Works Inc
6.63%, 10/01/2030
(g)
870 934
6.88%, 11/01/2035 744 856
6.95%, 03/01/2033 480 523
7.50%, 06/15/2029 358 391
7.60%, 07/15/2037 913 1,051
9.38%, 07/01/2025
(g)
409 489
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(g),(h),(i)
630 615
Bed Bath & Beyond Inc
4.92%, 08/01/2034
(f)
500 421
5.17%, 08/01/2044 441 332
BlueLinx Holdings Inc
6.00%, 11/15/2029
(g)
2,255 2,227
Brinker International Inc
3.88%, 05/15/2023 780 785
5.00%, 10/01/2024
(g)
235 244
Carrols Restaurant Group Inc
5.88%, 07/01/2029
(g)
300 258
Carvana Co
4.88%, 09/01/2029
(f),(g)
932 828
5.63%, 10/01/2025
(g)
415 394
5.88%, 10/01/2028
(f),(g)
500 470
Dave & Buster's Inc
7.63%, 11/01/2025
(g)
400 423
eG Global Finance PLC
6.75%, 02/07/2025
(g)
505 503
8.50%, 10/30/2025
(g)
515 522
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(g)
1,085 1,028
FirstCash Inc
4.63%, 09/01/2028
(g)
715 689
Foot Locker Inc
4.00%, 10/01/2029
(f),(g)
905 873
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
882 851
Gap Inc/The
3.63%, 10/01/2029
(g)
576 536
Golden Nugget Inc
6.75%, 10/15/2024
(g)
1,871 1,871
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
840 804
IRB Holding Corp
6.75%, 02/15/2026
(g)
2,450 2,493
7.00%, 06/15/2025
(g)
5,947 6,199
Ken Garff Automotive LLC
4.88%, 09/15/2028
(g)
330 319
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
717 731
LBM Acquisition LLC
6.25%, 01/15/2029
(g)
7,203 6,865
Lithia Motors Inc
3.88%, 06/01/2029
(g)
765 752
4.38%, 01/15/2031
(g)
476 479
4.63%, 12/15/2027
(g)
586 601
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(g)
11,925 11,410

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Macy's Retail Holdings LLC
2.88%, 02/15/2023 $ 700 $ 702
4.30%, 02/15/2043 265 221
4.50%, 12/15/2034 265 243
5.13%, 01/15/2042 265 236
5.88%, 04/01/2029
(f),(g)
1,760 1,794
6.38%, 03/15/2037 670 670
6.70%, 07/15/2034
(g)
550 606
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
200 225
Michaels Cos Inc/The
7.88%, 05/01/2029
(g)
100 91
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
540 509
4.75%, 09/15/2029 540 548
5.63%, 05/01/2027 432 445
NMG Holding Co Inc / Neiman Marcus Group
LLC
7.13%, 04/01/2026
(g)
1,500 1,545
Nordstrom Inc
4.00%, 03/15/2027
(f)
1,330 1,285
4.25%, 08/01/2031
(f)
960 888
4.38%, 04/01/2030
(f)
1,862 1,744
5.00%, 01/15/2044 2,035 1,814
6.95%, 03/15/2028
(f)
675 734
Papa John's International Inc
3.88%, 09/15/2029
(g)
1,230 1,172
Park River Holdings Inc
5.63%, 02/01/2029
(g)
751 685
6.75%, 08/01/2029
(g)
6,050 5,732
Party City Holdings Inc
8.75%, 02/15/2026
(g)
414 416
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
1,150 1,147
7.75%, 02/15/2029
(g)
1,637 1,756
QVC Inc
4.38%, 03/15/2023 1,015 1,027
4.38%, 09/01/2028 1,021 941
4.45%, 02/15/2025 920 929
4.75%, 02/15/2027 900 857
4.85%, 04/01/2024 910 925
5.45%, 08/15/2034 450 408
5.95%, 03/15/2043 310 282
Rite Aid Corp
7.50%, 07/01/2025
(g)
565 557
7.70%, 02/15/2027
(f)
180 159
8.00%, 11/15/2026
(g)
1,169 1,147
Sonic Automotive Inc
4.63%, 11/15/2029
(g)
3,075 3,002
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
14,147 14,539
SRS Distribution Inc
6.00%, 12/01/2029
(g)
5,300 5,148
6.13%, 07/01/2029
(g)
580 568
Staples Inc
7.50%, 04/15/2026
(g)
1,002 988
10.75%, 04/15/2027
(g)
2,515 2,344
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(g)
7,947 7,827
5.88%, 03/01/2027 523 536
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(g)
690 691
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
8,190 8,403
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Yum! Brands Inc
3.63%, 03/15/2031 $ 850 $ 803
3.88%, 11/01/2023
(f)
275 283
4.63%, 01/31/2032 2,045 2,035
4.75%, 01/15/2030
(g)
1,620 1,665
5.35%, 11/01/2043 408 429
6.88%, 11/15/2037 300 351
$ 151,065
Semiconductors - 0.05%
Amkor Technology Inc
6.63%, 09/15/2027
(g)
500 526
ams-OSRAM AG
7.00%, 07/31/2025
(g)
365 383
Entegris Inc
4.38%, 04/15/2028
(g)
880 873
Synaptics Inc
4.00%, 06/15/2029
(f),(g)
15 15
$ 1,797
Software - 2.49%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,200 3,327
Black Knight InfoServ LLC
3.63%, 09/01/2028
(g)
1,515 1,453
Boxer Parent Co Inc
7.13%, 10/02/2025
(g)
1,085 1,131
9.13%, 03/01/2026
(g)
950 990
Camelot Finance SA
4.50%, 11/01/2026
(g)
705 716
Castle US Holding Corp
9.50%, 02/15/2028
(g)
110 113
CDK Global Inc
4.88%, 06/01/2027 834 856
5.00%, 10/15/2024 266 285
5.25%, 05/15/2029
(g)
650 676
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(g)
1,263 1,268
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(g)
4,100 3,911
4.88%, 07/01/2029
(g)
5,525 5,263
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(g)
1,475 1,520
6.50%, 10/15/2028
(g)
387 397
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(g)
3,715 3,706
Fair Isaac Corp
4.00%, 06/15/2028
(g)
246 244
5.25%, 05/15/2026
(g)
1,140 1,219
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(g)
825 804
Minerva Merger Sub Inc
6.50%, 02/15/2030
(g),(k)
3,180 3,172
MSCI Inc
3.25%, 08/15/2033
(g)
915 858
3.63%, 09/01/2030
(g)
300 294
3.88%, 02/15/2031
(g)
1,410 1,408
4.00%, 11/15/2029
(g)
825 830
Open Text Corp
3.88%, 02/15/2028
(g)
1,795 1,759
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
985 962
Playtika Holding Corp
4.25%, 03/15/2029
(g)
18,233 17,436
PTC Inc
3.63%, 02/15/2025
(g)
220 221
4.00%, 02/15/2028
(g)
381 378

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Rackspace Technology Global Inc
3.50%, 02/15/2028
(g)
$ 610 $ 569
5.38%, 12/01/2028
(f),(g)
1,030 960
ROBLOX Corp
3.88%, 05/01/2030
(g)
2,485 2,404
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
16,920 17,473
Twilio Inc
3.63%, 03/15/2029 696 668
3.88%, 03/15/2031 832 797
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(g)
1,680 1,714
Ziff Davis Inc
4.63%, 10/15/2030
(g)
1,130 1,107
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
5,478 5,156
$ 86,045
Telecommunications - 6.07%
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,450 1,323
10.50%, 05/15/2027
(g)
2,050 2,176
Altice France SA/France
5.13%, 01/15/2029
(g)
423 393
5.13%, 07/15/2029
(g)
1,940 1,801
5.50%, 01/15/2028
(g)
1,500 1,431
5.50%, 10/15/2029
(g)
1,500 1,422
8.13%, 02/01/2027
(g)
615 650
Avaya Inc
6.13%, 09/15/2028
(g)
1,090 1,115
British Telecommunications PLC
4.25%, 11/23/2081
(f),(g),(j)
900 888
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(g),(j)
1,020 1,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
CommScope Inc
4.75%, 09/01/2029
(g)
8,625 8,262
6.00%, 03/01/2026
(g)
1,555 1,575
7.13%, 07/01/2028
(g)
425 396
8.25%, 03/01/2027
(g)
2,920 2,857
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
3,540 3,153
6.00%, 06/15/2025
(g)
9,910 9,653
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
9,835 10,194
Embarq Corp
8.00%, 06/01/2036 1,067 1,098
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(g)
1,480 1,465
5.88%, 10/15/2027
(g)
1,770 1,823
5.88%, 11/01/2029 500 481
6.75%, 05/01/2029
(g)
1,235 1,238
Frontier Florida LLC
6.86%, 02/01/2028 740 770
GTT Communications Inc
0.00%, 12/31/2024
(d),(g)
15,960 1,915
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,045 1,113
6.63%, 08/01/2026 715 770
Iliad Holding SASU
6.50%, 10/15/2026
(g)
1,370 1,387
7.00%, 10/15/2028
(g)
4,925 5,007
Intrado Corp
8.50%, 10/15/2025
(f),(g)
1,171 1,146
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Koninklijke KPN NV
7.00%, 03/28/2073
(f),(g),(j)
$ 405 $ 421
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
3.63%, 01/15/2029
(g)
1,770 1,611
3.75%, 07/15/2029
(g)
2,180 1,989
4.25%, 07/01/2028
(g)
4,925 4,699
4.63%, 09/15/2027
(g)
1,425 1,419
5.25%, 03/15/2026 895 911
Ligado Networks LLC
0.00%, PIK 15.50%; 11/01/2023
(d),(g),(h),(i)
3,838 2,859
LogMeIn Inc
5.50%, 09/01/2027
(g)
910 885
Lumen Technologies Inc
4.00%, 02/15/2027
(g)
1,600 1,535
4.50%, 01/15/2029
(g)
890 816
5.13%, 12/15/2026
(g)
1,520 1,530
5.38%, 06/15/2029
(g)
1,025 972
5.63%, 04/01/2025 218 225
6.75%, 12/01/2023 870 922
6.88%, 01/15/2028 202 216
7.50%, 04/01/2024 1,290 1,378
7.60%, 09/15/2039 567 567
7.65%, 03/15/2042 580 583
Nokia Oyj
4.38%, 06/12/2027 410 424
6.63%, 05/15/2039 573 722
Sprint Capital Corp
6.88%, 11/15/2028 1,717 2,042
8.75%, 03/15/2032 2,623 3,664
Sprint Corp
7.13%, 06/15/2024 2,133 2,325
7.63%, 02/15/2025 1,764 1,962
7.63%, 03/01/2026 1,319 1,510
7.88%, 09/15/2023 4,281 4,624
Switch Ltd
3.75%, 09/15/2028
(g)
2,625 2,504
4.13%, 06/15/2029
(g)
1,650 1,607
Telecom Italia Capital SA
6.00%, 09/30/2034 1,809 1,782
6.38%, 11/15/2033 905 929
7.20%, 07/18/2036 972 1,035
7.72%, 06/04/2038 550 597
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
1,015 1,048
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
294 237
6.50%, 10/15/2027
(g)
733 451
T-Mobile USA Inc
2.25%, 02/15/2026 1,285 1,238
2.63%, 04/15/2026 2,040 1,999
3.38%, 04/15/2029 1,540 1,513
3.38%, 04/15/2029
(g)
723 710
3.50%, 04/15/2031 2,215 2,161
3.50%, 04/15/2031
(g)
797 778
4.75%, 02/01/2028 1,697 1,754
5.38%, 04/15/2027 731 751
Trilogy International South Pacific LLC / TISP
Finance Inc
8.88%, 05/15/2023
(f),(g)
725 718
United States Cellular Corp
6.70%, 12/15/2033 500 554
VEON Holdings BV
3.38%, 11/25/2027
(g)
1,465 1,334
4.00%, 04/09/2025
(g)
1,230 1,191

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Viasat Inc
5.63%, 09/15/2025
(g)
$ 20,156 $ 19,847
5.63%, 04/15/2027
(g)
4,575 4,656
6.50%, 07/15/2028
(g)
5,926 5,867
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
915 888
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
3,815 3,533
4.75%, 07/15/2031
(g)
11,180 10,684
Vodafone Group PLC
3.25%, 06/04/2081
(j)
500 476
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(j)
2,230 2,124
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(j)
1,000 981
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(j)
3,095 3,557
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
1,935 1,951
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
7,800 7,365
6.13%, 03/01/2028
(g)
16,360 15,434
$ 209,578
Toys, Games & Hobbies - 0.05%
Mattel Inc
3.15%, 03/15/2023 364 366
3.75%, 04/01/2029
(g)
150 148
5.45%, 11/01/2041 295 331
5.88%, 12/15/2027
(g)
660 701
6.20%, 10/01/2040 195 240
$ 1,786
Transportation - 0.10%
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
545 548
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
715 740
Western Global Airlines LLC
10.38%, 08/15/2025
(g)
215 238
XPO CNW Inc
6.70%, 05/01/2034 838 947
XPO Logistics Inc
6.25%, 05/01/2025
(g)
910 942
$ 3,415
Trucking & Leasing - 0.10%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(j)
400 428
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/2028
(g)
970 939
6.50%, 10/01/2025
(g)
1,160 1,192
9.75%, 08/01/2027
(g)
825 903
$ 3,462
TOTAL BONDS $ 2,888,991
SENIOR FLOATING RATE INTERESTS
- 11.90%
Principal
Amount (000's) Value (000's)
Advertising - 0.06%
ABG Intermediate Holdings 2 LLC
6.50%, 12/10/2029
(n)
$ 1,910 $ 1,929
Secured Overnight Financing Rate + 6.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 0.12%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(n)
$ 2,975 $ 3,084
1 Month USD LIBOR + 4.75%
United Airlines Inc
4.50%, 04/21/2028
(n)
938 937
1 Month USD LIBOR + 3.75%
$ 4,021
Automobile Parts & Equipment - 0.40%
First Brands Group LLC
6.00%, 03/24/2027
(n)
6,959 6,965
1 Month USD LIBOR + 5.00%
9.50%, 03/24/2028
(n)
6,900 6,922
1 Month USD LIBOR + 8.50%
$ 13,887
Building Materials - 0.33%
CP Iris Holdco I Inc
7.50%, 09/15/2029
(n)
5,920 5,920
1 Month USD LIBOR + 7.00%
Generation Brands
7.25%, 06/29/2029
(n)
2,670 2,622
3 Month USD LIBOR + 6.75%
7.25%, 06/29/2029
(n)
2,900 2,847
3 Month USD LIBOR + 6.75%
$ 11,389
Chemicals - 0.39%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(n)
4,040 4,047
1 Month USD LIBOR + 7.75%
Cpc Acquisition Corp
8.50%, 01/12/2029
(n)
9,545 9,354
1 Month USD LIBOR + 7.75%
$ 13,401
Commercial Services - 1.38%
KUEHG Corp
4.75%, 02/21/2025
(n)
9,386 9,251
3 Month USD LIBOR + 3.75%
9.25%, 08/22/2025
(n)
12,738 12,662
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/13/2025
(n)
11,188 11,030
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(n)
6,500 6,439
3 Month USD LIBOR + 7.50%
RLG Holdings LLC
5.00%, 06/30/2028
(n)
2,963 2,963
1 Month USD LIBOR + 4.25%
8.25%, 07/02/2029
(n)
4,310 4,267
1 Month USD LIBOR + 7.50%
Vaco Holdings LLC
5.75%, 01/19/2029
(n)
1,025 1,023
Secured Overnight Financing Rate + 5.00%
$ 47,635
Distribution & Wholesale - 0 .11%
Infinite Bidco LLC
7.50%, 02/24/2029
(n)
3,930 3,930
1 Month USD LIBOR + 7.00%
Electronics - 0.36%
Deliver Buyer Inc
5.22%, 05/01/2024
(n)
12,443 12,443
3 Month USD LIBOR + 5.00%
Engineering & Construction - 1.19%
Brand Industrial Services Inc
5.25%, 06/21/2024
(n)
11,633 11,388
3 Month USD LIBOR + 4.25%
5.25%, 06/21/2024
(n)
18,712 18,318
3 Month USD LIBOR + 4.25%

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
KKR Apple Bidco LLC
6.25%, 07/13/2029
(n)
$ 4,012 $ 4,069
3 Month USD LIBOR + 5.75%
USIC Holdings Inc
4.25%, 05/05/2028
(n)
3,324 3,312
1 Month USD LIBOR + 3.50%
7.25%, 05/07/2029
(n)
4,125 4,148
1 Month USD LIBOR + 6.50%
$ 41,235
Entertainment - 0.15%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(n)
5,231 5,126
3 Month USD LIBOR + 2.50%
Environmental Control - 0.28%
Packers Holdings LLC
4.00%, 03/09/2028
(n)
9,806 9,749
1 Month USD LIBOR + 4.00%
Healthcare - Services - 1.30%
ATI Holdings Acquisition Inc
4.50%, 05/10/2023
(n)
5,518 5,329
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
7.50%, 12/09/2029
(n)
6,620 6,546
1 Month USD LIBOR + 7.00%
Eyecare Partners LLC
7.25%, 10/14/2029
(n)
4,500 4,534
1 Month USD LIBOR + 6.75%
7.25%, 10/14/2029
(n)
3,000 3,023
1 Month USD LIBOR + 6.75%
GHX Ultimate Parent Corp
4.25%, 06/28/2024
(n)
569 567
3 Month USD LIBOR + 3.25%
Medical Solutions Holdings Inc
7.50%, 10/05/2029
(n)
5,510 5,437
1 Month USD LIBOR + 7.00%
National Mentor Holdings Inc
4.50%, 03/02/2028
(n)
3,499 3,459
1 Month USD LIBOR + 3.75%
4.50%, 03/02/2028
(n)
111 109
1 Month USD LIBOR + 3.75%
8.00%, 03/02/2029
(n)
3,475 3,479
1 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
6.85%, 06/26/2026
(n)
6,700 6,683
3 Month USD LIBOR + 6.75%
UWH PLLC
5.00%, 12/18/2027
(n)
5,672 5,672
1 Month USD LIBOR + 4.25%
$ 44,838
Home Builders - 0.26%
Tecta America Corp
5.00%, 04/06/2028
(n)
3,259 3,263
3 Month USD LIBOR + 4.25%
9.25%, 04/06/2029
(n)
5,875 5,875
3 Month USD LIBOR + 8.50%
$ 9,138
Insurance - 1.04%
Asurion LLC
5.35%, 01/31/2028
(n)
14,900 14,913
1 Month USD LIBOR + 5.25%
5.35%, 01/20/2029
(n)
8,480 8,485
1 Month USD LIBOR + 5.25%
5.35%, 01/20/2029
(n)
12,525 12,533
1 Month USD LIBOR + 5.25%
$ 35,931
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0.77%
CNT Holdings I Corp
7.50%, 12/16/2028
(n)
$ 7,559 $ 7,587
1 Month USD LIBOR + 6.75%
MH Sub I LLC
6.36%, 02/12/2029
(n)
8,180 8,216
1 Month USD LIBOR + 6.25%
Ten-X LLC
5.00%, 09/27/2024
(n)
10,980 10,783
3 Month USD LIBOR + 4.00%
$ 26,586
Investment Companies - 0.50%
Nexus Buyer LLC
6.75%, 11/01/2029
(n)
14,125 14,116
3 Month USD LIBOR + 6.25%
Zest Acquisition Corp
8.00%, 03/06/2026
(n)
3,226 3,210
3 Month USD LIBOR + 7.50%
$ 17,326
Machinery - Diversified - 0.67%
Engineered Machinery Holdings Inc
6.75%, 05/21/2029
(n)
17,631 17,763
1 Month USD LIBOR + 6.00%
6.75%, 05/21/2029
(n)
2,000 2,015
1 Month USD LIBOR + 6.00%
7.25%, 05/04/2029
(n)
1,610 1,616
1 Month USD LIBOR + 6.50%
7.25%, 05/04/2029
(n)
1,600 1,606
1 Month USD LIBOR + 6.50%
$ 23,000
Mining - 0.15%
Arctic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),(i),(n)
4,995 4,995
1 Month USD LIBOR + 5.00%
6.00%, 12/31/2024
(e),(n)
255 255
1 Month USD LIBOR + 5.00%
$ 5,250
Miscellaneous Manufacturers - 0.02%
UTEX Industries Inc
5.25%, PIK 5.75%, 11/03/2025
(i),(n)
556 549
1 Month USD LIBOR + 7.00%
Pharmaceuticals - 0.10%
PetVet Care Centers LLC
4.25%, 02/14/2025
(n)
1,716 1,714
1 Month USD LIBOR + 3.50%
Southern Veterinary Partners LLC
0.00%, 10/05/2027
(n),(o)
1,275 1,276
1 Month USD LIBOR + 4.00%
8.75%, 10/02/2028
(n)
500 501
1 Month USD LIBOR + 7.75%
$ 3,491
Semiconductors - 0.09%
Altar Bidco Inc
0.00%, 11/16/2029
(n),(o)
3,040 3,053
Software - 1.84%
Applied Systems Inc
6.25%, 09/19/2025
(n)
18,078 18,159
1 Month USD LIBOR + 5.50%
Ascend Learning LLC
6.25%, 11/16/2029
(n)
3,050 3,064
1 Month USD LIBOR + 5.75%
Cloudera Inc
6.50%, 08/10/2029
(n)
1,790 1,785
1 Month USD LIBOR + 6.00%
Genesys Cloud Services Holdings II LLC
4.76%, 12/01/2027
(n)
6,508 6,504
1 Month USD LIBOR + 4.00%

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Loyalty Ventures Inc
5.00%, 10/08/2027
(n)
$ 4,668 $ 4,655
1 Month USD LIBOR + 4.50%
Mitchell International Inc
7.00%, 10/15/2029
(n)
5,150 5,182
1 Month USD LIBOR + 6.50%
S2P Acquisition Borrower Inc
4.10%, 08/07/2026
(n)
3,844 3,839
3 Month USD LIBOR + 4.00%
Skopima Consilio Parent LLC
8.00%, 04/30/2029
(n)
4,920 4,920
3 Month USD LIBOR + 7.50%
Sovos Compliance LLC
5.00%, 07/29/2028
(n)
313 314
1 Month USD LIBOR + 4.50%
UKG Inc
5.75%, 05/03/2027
(n)
15,225 15,333
3 Month USD LIBOR + 5.25%
$ 63,755
Telecommunications - 0.18%
Xplornet Communications Inc
7.50%, 09/30/2029
(n)
6,100 6,115
1 Month USD LIBOR + 7.00%
Transportation - 0.21%
ASP LS Acquisition Corp
8.25%, 04/30/2029
(n)
7,320 7,357
1 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 411,134
Total Investments $ 3,443,296
Other Assets and Liabilities -  0.34% 11,578
TOTAL NET ASSETS - 100.00% $ 3,454,874
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $30,601 or 0.89% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $29,338 or 0.85% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,188,495 or 63.35% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security purchased on a when-issued basis.
(l) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after January 31, 2022, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 19.19%
Consumer, Non-cyclical 16.42%
Communications 13.65%
Industrial 12.09%
Financial 11.90%
Energy 11.32%
Technology 5.34%
Basic Materials 5.06%
Money Market Funds 3.46%
Utilities 1.19%
Diversified 0.04%
Other Assets and Liabilities
0.34%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 125,785 $ 480,899 $ 491,025 $ 115,659
$ 125,785 $ 480,899 $ 491,025 $ 115,659
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 4,690 $ 61 0.00%
Real Alloy Holding Inc   11.00%, 11/30/2023 05/31/2018-06/30/2020 4,258 4,258 0.12%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 8,680 8,680 0.25%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,275 0.12%
Total $ 17,274 0.49%
Amounts in thousands.

Schedule of Investments
High Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.37 N/A 5.00% Quarterly 12/20/2026 $ 62,800 $ 5,911 $ (1,660) $ 4,251
Total $ 5,911 $ (1,660) $ 4,251
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $62,800.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .31 % Shares Held Value (000's)
Money Market Funds - 3 .31%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,295,936 $ 1,296
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
89,178,843 89,179
$ 90,475
TOTAL INVESTMENT COMPANIES $ 90,475
COMMON STOCKS - 0 .57 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ —
Oil & Gas - 0 .53%
EP Energy Corp
(d)
161,700 14,068
Mesquite Energy Inc
(d),(e)
15,341 333
$ 14,401
Retail - 0 .04%
Claire's Holdings LLC
(d)
4,036 1,034
TOTAL COMMON STOCKS $ 15,435
BONDS - 82 .51%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .15%
Bombardier Inc
7.13%, 06/15/2026
(f)
$ 7,890 $ 8,018
7.50%, 03/15/2025
(f)
7,400 7,492
TransDigm Inc
4.88%, 05/01/2029 2,980 2,861
6.25%, 03/15/2026
(f)
12,880 13,299
6.38%, 06/15/2026 5,935 6,039
7.50%, 03/15/2027 3,875 4,021
Triumph Group Inc
7.75%, 08/15/2025 13,980 13,840
8.88%, 06/01/2024
(f)
2,960 3,160
$ 58,730
Airlines - 0 .70%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,210 1,193
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 3,135 3,064
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,525 1,561
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
9,095 9,301
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 4,047 3,978
$ 19,097
Apparel - 0 .27%
Wolverine World Wide Inc
4.00%, 08/15/2029
(f)
7,800 7,493
Automobile Manufacturers - 2 .18%
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
6,545 6,997
Ford Motor Co
3.25%, 02/12/2032 13,575 12,914
9.63%, 04/22/2030 1,225 1,721
Ford Motor Credit Co LLC
2.70%, 08/10/2026 3,455 3,347
3.38%, 11/13/2025 7,735 7,744
4.39%, 01/08/2026 10,460 10,774
4.54%, 08/01/2026 9,495 9,875
5.13%, 06/16/2025 2,955 3,106
Mclaren Finance PLC
7.50%, 08/01/2026
(f)
2,990 3,050
$ 59,528
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 1 .68%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 $ 5,205 $ 5,302
6.88%, 07/01/2028
(g)
6,835 7,185
Dana Inc
4.25%, 09/01/2030 4,845 4,694
5.38%, 11/15/2027 8,700 8,994
5.63%, 06/15/2028 5,040 5,242
Tenneco Inc
5.00%, 07/15/2026
(g)
890 825
5.13%, 04/15/2029
(f)
6,535 6,052
7.88%, 01/15/2029
(f)
7,260 7,715
$ 46,009
Banks - 1 .31%
Barclays PLC
5.09%, 06/20/2030
(h)
5,330 5,859
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(h),(i),(j)
6,795 7,220
USD Swap Semi-Annual 5 Year + 4.84%
Deutsche Bank AG
4.30%, 05/24/2028
(h)
7,350 7,466
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 10/30/2025
(h),(i),(j)
7,955 8,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),(i)
7,215 7,179
Secured Overnight Financing Rate + 3.13%
$ 35,739
Building Materials - 1 .78%
Builders FirstSource Inc
5.00%, 03/01/2030
(f)
4,065 4,173
6.75%, 06/01/2027
(f)
4,889 5,091
Griffon Corp
5.75%, 03/01/2028 12,075 12,063
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
3,030 3,003
Patrick Industries Inc
7.50%, 10/15/2027
(f)
2,725 2,861
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
20,925 21,486
$ 48,677
Chemicals - 2 .07%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
9,625 9,050
6.50%, 05/15/2026
(f)
10,520 10,717
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 10,889
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(k),(l)
2,070 2,096
Olympus Water US Holding Corp
6.25%, 10/01/2029
(f)
16,130 15,360
Tronox Inc
4.63%, 03/15/2029
(f)
8,735 8,399
$ 56,511
Commercial Services - 3 .08%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
5,565 5,235
Ahern Rentals Inc
7.38%, 05/15/2023
(f)
12,094 11,338
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
2,300 2,294
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
8,965 8,898
Garda World Security Corp
6.00%, 06/01/2029
(f)
3,205 3,009
9.50%, 11/01/2027
(f)
6,486 6,817

Schedule of Investments
High Yield Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
$ 3,240 $ 3,014
6.25%, 01/15/2028
(f)
10,260 10,220
United Rentals North America Inc
3.88%, 02/15/2031 5,775 5,623
4.88%, 01/15/2028 2,815 2,899
5.25%, 01/15/2030 1,775 1,864
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
13,945 14,119
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
8,851 8,754
$ 84,084
Computers - 0 .89%
Austin BidCo Inc
7.13%, 12/15/2028
(f)
4,042 4,102
NCR Corp
5.13%, 04/15/2029
(f)
20,185 20,141
$ 24,243
Consumer Products - 0 .47%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
13,355 12,751
Distribution & Wholesale - 0 .67%
Avient Corp
5.75%, 05/15/2025
(f)
11,475 11,830
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 6,461
$ 18,291
Diversified Financial Services - 3 .21%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
11,870 12,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Coinbase Global Inc
3.63%, 10/01/2031
(f)
7,405 6,452
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,105 7,176
6.63%, 03/15/2026
(g)
5,245 5,378
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(l)
9,132 8,568
LD Holdings Group LLC
6.13%, 04/01/2028
(f)
8,625 7,667
LPL Holdings Inc
4.00%, 03/15/2029
(f)
13,330 12,937
OneMain Finance Corp
4.00%, 09/15/2030 6,460 6,013
6.63%, 01/15/2028 7,265 7,798
6.88%, 03/15/2025 11,790 12,792
8.88%, 06/01/2025 885 939
$ 87,762
Electric - 1 .75%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(f)
11,195 11,523
Elwood Energy LLC
8.16%, 07/05/2026 2,524 2,587
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
6,535 6,727
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
6,540 6,560
Vistra Corp
7.00%, 12/15/2026
(f),(h),(i)
9,420 9,373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
11,405 11,006
$ 47,776
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0 .24%
WESCO Distribution Inc
7.25%, 06/15/2028
(f)
$ 6,165 $ 6,612
Electronics - 1 .03%
Imola Merger Corp
4.75%, 05/15/2029
(f)
6,410 6,237
Sensata Technologies BV
4.00%, 04/15/2029
(f)
11,665 11,527
5.00%, 10/01/2025
(f)
6,405 6,749
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
1,290 1,212
4.38%, 02/15/2030
(f)
2,440 2,439
$ 28,164
Engineering & Construction - 1 .06%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
13,742 13,792
MasTec Inc
4.50%, 08/15/2028
(f)
15,010 15,200
$ 28,992
Entertainment - 3 .75%
Boyne USA Inc
4.75%, 05/15/2029
(f)
10,030 10,073
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
3,215 3,327
8.13%, 07/01/2027
(f)
16,350 17,597
CCM Merger Inc
6.38%, 05/01/2026
(f)
10,835 11,214
Cinemark USA Inc
5.25%, 07/15/2028
(f)
6,405 6,069
International Game Technology PLC
5.25%, 01/15/2029
(f)
6,590 6,730
6.25%, 01/15/2027
(f)
2,030 2,209
6.50%, 02/15/2025
(f)
7,815 8,317
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
11,950 11,877
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(f)
12,975 13,912
Scientific Games International Inc
8.63%, 07/01/2025
(f)
10,360 10,981
$ 102,306
Environmental Control - 0 .34%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
9,725 9,263
Food - 4 .34%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
13,875 14,201
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
7,450 7,449
7.50%, 04/15/2025
(f)
5,786 5,906
Fresh Market Inc/The
9.75%, 05/01/2023
(f)
14,575 14,866
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(f)
13,470 12,780
Kraft Heinz Foods Co
3.75%, 04/01/2030 11,550 11,938
4.38%, 06/01/2046 12,625 13,341
Pilgrim's Pride Corp
3.50%, 03/01/2032
(f)
3,000 2,857
4.25%, 04/15/2031
(f)
15,290 15,086
Post Holdings Inc
4.50%, 09/15/2031
(f)
145 138
4.63%, 04/15/2030
(f)
20,584 19,838
$ 118,400

Schedule of Investments
High Yield Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0 .48%
Mercer International Inc
5.13%, 02/01/2029 $ 7,975 $ 7,865
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
4,886 5,192
$ 13,057
Healthcare - Services - 4 .76%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
10,515 10,357
AHP Health Partners Inc
5.75%, 07/15/2029
(f)
9,310 9,136
Centene Corp
2.50%, 03/01/2031 7,735 7,180
3.00%, 10/15/2030 1,820 1,766
3.38%, 02/15/2030 18,595 18,246
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
19,165 19,518
DaVita Inc
4.63%, 06/01/2030
(f)
9,450 9,194
HCA Inc
3.50%, 09/01/2030 19,650 19,559
LifePoint Health Inc
5.38%, 01/15/2029
(f)
8,585 8,167
Molina Healthcare Inc
4.38%, 06/15/2028
(f)
7,065 7,084
Tenet Healthcare Corp
6.13%, 10/01/2028
(f)
16,255 16,308
6.25%, 02/01/2027
(f)
1,175 1,202
7.50%, 04/01/2025
(f)
2,115 2,203
$ 129,920
Home Builders - 1 .53%
Century Communities Inc
3.88%, 08/15/2029
(f)
8,570 8,225
Empire Communities Corp
7.00%, 12/15/2025
(f)
6,240 6,348
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 4,302
5.00%, 03/01/2028
(f)
8,370 8,433
M/I Homes Inc
3.95%, 02/15/2030 8,655 8,222
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
3,890 4,032
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
2,180 2,199
$ 41,761
Insurance - 1 .55%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
3,820 3,606
AssuredPartners Inc
7.00%, 08/15/2025
(f)
5,550 5,542
Voya Financial Inc
5.65%, 05/15/2053
(h)
32,457 33,077
3 Month USD LIBOR + 3.58%
$ 42,225
Investment Companies - 0 .48%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
13,193 13,022
Iron & Steel - 1 .08%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
9,575 9,343
6.75%, 03/15/2026
(f)
925 969
Commercial Metals Co
4.88%, 05/15/2023 9,523 9,761
TMS International Corp/DE
6.25%, 04/15/2029
(f)
9,745 9,404
$ 29,477
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 1 .91%
Carnival Corp
6.00%, 05/01/2029
(f)
$ 15,795 $ 15,195
Life Time Inc
5.75%, 01/15/2026
(f)
11,645 11,692
NCL Corp Ltd
10.25%, 02/01/2026
(f)
962 1,089
12.25%, 05/15/2024
(f)
6,514 7,587
NCL Finance Ltd
6.13%, 03/15/2028
(f)
2,120 2,005
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
5,945 5,745
VOC Escrow Ltd
5.00%, 02/15/2028
(f)
9,010 8,744
$ 52,057
Machinery - Diversified - 0 .37%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
9,796 10,079
Media - 6 .27%
AMC Networks Inc
4.75%, 08/01/2025 11,810 11,909
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
5,065 4,938
4.75%, 03/01/2030
(f)
17,645 17,509
4.75%, 02/01/2032
(f)
2,400 2,361
5.38%, 06/01/2029
(f)
9,270 9,553
CSC Holdings LLC
5.50%, 04/15/2027
(f)
3,195 3,266
6.50%, 02/01/2029
(f)
13,415 13,966
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
2,090 2,098
DISH DBS Corp
5.13%, 06/01/2029 2,385 2,081
5.25%, 12/01/2026
(f)
5,570 5,403
5.88%, 11/15/2024 7,250 7,302
7.38%, 07/01/2028 6,100 5,895
Gray Escrow II Inc
5.38%, 11/15/2031
(f),(g)
9,525 9,392
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 7,203
6.75%, 10/15/2027
(f)
8,622 8,945
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(f)
2,140 2,060
Scripps Escrow II Inc
5.38%, 01/15/2031
(f)
10,355 10,242
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
18,145 17,555
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 15,347
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
13,915 14,306
$ 171,331
Mining - 3 .32%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,465 10
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
9,408 9,844
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
6,895 7,326
7.25%, 04/01/2023
(f)
1,985 1,992
7.50%, 04/01/2025
(f)
9,070 9,260
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 4,204
6.13%, 04/01/2029
(f)
9,010 9,370
IAMGOLD Corp
5.75%, 10/15/2028
(f)
4,978 4,672

Schedule of Investments
High Yield Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
New Gold Inc
7.50%, 07/15/2027
(f)
$ 12,690 $ 13,325
Novelis Corp
4.75%, 01/30/2030
(f)
13,640 13,572
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
16,905 17,140
$ 90,715
Oil & Gas - 6 .55%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
18,826 19,826
Antero Resources Corp
5.00%, 03/01/2025
(g)
3,382 3,424
7.63%, 02/01/2029
(f)
5,782 6,302
8.38%, 07/15/2026
(f)
2,641 2,946
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
11,135 11,121
Comstock Resources Inc
5.88%, 01/15/2030
(f)
4,300 4,274
6.75%, 03/01/2029
(f)
6,780 6,975
7.50%, 05/15/2025
(f),(g)
1,978 2,012
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
1,760 1,777
5.63%, 10/15/2025
(f)
11,600 11,687
Endeavor Energy Resources LP / EER Finance
Inc
6.63%, 07/15/2025
(f)
5,520 5,770
ESC GCB Unit - Escrow
0.00%, 05/15/2021
(d),(e)
8,600 —
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
6,930 7,069
6.00%, 02/01/2031
(f)
4,530 4,598
MEG Energy Corp
7.13%, 02/01/2027
(f)
12,915 13,450
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 85
Nabors Industries Inc
7.38%, 05/15/2027
(f)
5,390 5,531
Oasis Petroleum Inc
6.38%, 06/01/2026
(f)
4,165 4,278
Occidental Petroleum Corp
3.40%, 04/15/2026 9,415 9,297
4.40%, 04/15/2046 6,585 6,297
5.55%, 03/15/2026 14,105 15,057
6.13%, 01/01/2031 7,015 8,097
6.63%, 09/01/2030 7,720 9,059
Southwestern Energy Co
5.38%, 03/15/2030 245 251
7.75%, 10/01/2027 18,560 19,773
$ 178,956
Packaging & Containers - 2 .45%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
5,015 4,976
5.25%, 08/15/2027
(f)
4,725 4,631
5.25%, 08/15/2027
(f)
3,480 3,410
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
13,810 13,948
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 3,505 3,576
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 15,195
Flex Acquisition Co Inc
6.88%, 01/15/2025
(f)
6,090 6,090
7.88%, 07/15/2026
(f)
5,705 5,883
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
LABL Inc
5.88%, 11/01/2028
(f)
$ 1,525 $ 1,510
8.25%, 11/01/2029
(f)
3,985 3,796
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(f)
3,925 3,900
$ 66,915
Pharmaceuticals - 0 .76%
180 Medical Inc
3.88%, 10/15/2029
(f)
4,420 4,298
Bausch Health Cos Inc
6.13%, 02/01/2027
(f),(m)
4,450 4,467
Embecta Corp
5.00%, 02/15/2030
(f),(m)
6,470 6,478
Jazz Securities DAC
4.38%, 01/15/2029
(f)
5,720 5,648
$ 20,891
Pipelines - 4 .92%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
3,265 3,286
5.75%, 03/01/2027
(f)
9,965 10,114
Buckeye Partners LP
3.95%, 12/01/2026 4,505 4,496
4.13%, 12/01/2027 9,680 9,477
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
13,590 13,271
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
13,515 13,549
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
12,835 13,178
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
6,140 6,395
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
14,385 13,882
NuStar Logistics LP
5.63%, 04/28/2027 10,009 10,247
6.00%, 06/01/2026 2,835 2,974
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 12/31/2030
(f)
7,145 6,823
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 4,317 4,449
6.50%, 07/15/2027 8,382 8,896
Western Midstream Operating LP
5.30%, 02/01/2030 12,762 13,304
$ 134,341
REITs - 2 .15%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
6,710 6,458
3.75%, 09/15/2030
(f)
2,360 2,228
6.00%, 04/15/2025
(f)
4,340 4,494
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
12,303 12,040
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 727
5.88%, 10/01/2028
(f)
3,865 3,955
7.50%, 06/01/2025
(f)
4,180 4,381
VICI Properties LP / VICI Note Co Inc
4.13%, 08/15/2030
(f)
7,490 7,513
4.63%, 12/01/2029
(f)
5,765 5,934
XHR LP
4.88%, 06/01/2029
(f)
11,133 10,916
$ 58,646

Schedule of Investments
High Yield Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 5 .79%
Academy Ltd
6.00%, 11/15/2027
(f)
$ 11,065 $ 11,563
At Home Group Inc
4.88%, 07/15/2028
(f)
3,770 3,603
Bath & Body Works Inc
5.25%, 02/01/2028 11,165 11,723
6.63%, 10/01/2030
(f)
3,730 4,003
9.38%, 07/01/2025
(f)
2,499 2,989
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(k),(l)
4,875 4,756
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
11,021 11,655
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 14,930 11,393
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(f)
$ 15,625 15,227
6.75%, 01/15/2030
(f)
11,255 10,936
Gap Inc/The
3.63%, 10/01/2029
(f)
13,895 12,925
Golden Nugget Inc
6.75%, 10/15/2024
(f)
8,155 8,156
IRB Holding Corp
6.75%, 02/15/2026
(f)
2,635 2,681
7.00%, 06/15/2025
(f)
6,015 6,271
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
1,905 1,816
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
13,835 13,238
Park River Holdings Inc
5.63%, 02/01/2029
(f)
12,600 11,497
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
11,270 11,239
7.75%, 02/15/2029
(f)
2,250 2,414
$ 158,085
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 1
0.00%, 01/15/2015
(d),(e)
2,000 —
$ 1
Software - 0 .72%
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 11,025
3.88%, 12/01/2029
(f)
8,900 8,547
$ 19,572
Telecommunications - 3 .01%
Altice France Holding SA
10.50%, 05/15/2027
(f)
7,205 7,646
Altice France SA/France
5.50%, 01/15/2028
(f)
3,595 3,429
8.13%, 02/01/2027
(f)
6,375 6,742
CommScope Inc
7.13%, 07/01/2028
(f)
745 695
8.25%, 03/01/2027
(f)
13,540 13,247
Iliad Holding SASU
6.50%, 10/15/2026
(f)
3,000 3,038
Level 3 Financing Inc
3.63%, 01/15/2029
(f)
4,870 4,432
4.25%, 07/01/2028
(f)
5,660 5,400
Sprint Corp
7.63%, 03/01/2026 6,610 7,569
Telecom Italia Capital SA
6.38%, 11/15/2033 2,315 2,376
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
$ 13,065 $ 13,484
T-Mobile USA Inc
2.63%, 02/15/2029 7,580 7,110
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
7,260 7,042
$ 82,210
Textiles - 0 .25%
Eagle Intermediate Global Holding BV/Ruyi US
Finance LLC
7.50%, 05/01/2025
(f)
7,500 6,750
Transportation - 1 .19%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 1,135
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
11.25%, 08/15/2022
(f)
2,717 2,698
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
6,805 7,111
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
11,147 11,537
XPO Logistics Inc
6.25%, 05/01/2025
(f)
9,610 9,947
$ 32,428
TOTAL BONDS $ 2,252,867
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 13 .75%
Principal
Amount (000's) Value (000's)
Airlines - 1 .69%
AAdvantage Loyalty IP Ltd
5.50%, 04/20/2028
(n)
$ 21,840 $ 22,638
1 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
6.25%, 06/21/2027
(n)
10,000 10,545
1 Month USD LIBOR + 5.25%
United Airlines Inc
4.50%, 04/14/2028
(n)
12,868 12,862
1 Month USD LIBOR + 3.75%
$ 46,045
Chemicals - 0 .90%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(n)
15,000 15,025
1 Month USD LIBOR + 7.75%
Geon Performance Solutions LLC
5.50%, 08/10/2028
(n)
9,476 9,540
1 Month USD LIBOR + 4.75%
$ 24,565
Commercial Services - 0 .22%
Garda World Security Corp
4.36%, 10/30/2026
(n)
2,899 2,903
1 Month USD LIBOR + 4.25%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(n)
3,120 3,109
1 Month USD LIBOR + 2.75%
$ 6,012

Schedule of Investments
High Yield Fund
January 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .15%
Virtusa Corp
4.50%, 02/11/2028
(n)
$ 3,972 $ 3,977
1 Month USD LIBOR + 3.75%
Consumer Products - 0 .50%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(n)
14,001 13,546
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .37%
Russell Investments US Institutional Holdco Inc
4.50%, 05/30/2025
(n)
10,163 10,146
1 Month USD LIBOR + 3.50%
Electronics - 0 .23%
Ingram Micro Inc
4.00%, 06/30/2028
(n)
6,267 6,254
1 Month USD LIBOR + 3.50%
Entertainment - 0 .49%
Enterprise Development Authority/The
5.00%, 02/18/2028
(n)
12,840 12,840
1 Month USD LIBOR + 4.25%
Golden Nugget Online Gaming Inc/NJ
13.00%, 10/06/2023
(n)
500 530
1 Month USD LIBOR + 12.00%
$ 13,370
Environmental Control - 0 .12%
Madison IAQ LLC
3.75%, 06/21/2028
(n)
3,423 3,408
1 Month USD LIBOR + 3.25%
Food - 0 .44%
Bellring Brands LLC
4.75%, 10/21/2024
(n)
12,089 12,081
1 Month USD LIBOR + 4.00%
Forest Products & Paper - 0 .43%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(n)
11,756 11,689
1 Month USD LIBOR + 6.50%
Healthcare - Products - 0 .22%
Mozart Borrower LP
3.75%, 09/30/2028
(n)
6,105 6,077
1 Month USD LIBOR + 3.25%
Healthcare - Services - 0 .05%
LifePoint Health Inc
3.85%, 11/16/2025
(n)
1,425 1,420
1 Month USD LIBOR + 3.75%
Insurance - 1 .68%
Acrisure LLC
4.35%, 02/15/2027
(n)
10,725 10,582
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
0.00%, 02/12/2027
(n),(o)
5,195 5,182
Secured Overnight Financing Rate + 3.50%
4.00%, 02/12/2027
(n)
8,060 8,047
1 Month USD LIBOR + 3.50%
Asurion LLC
5.36%, 01/31/2028
(n)
22,161 22,180
1 Month USD LIBOR + 5.25%
$ 45,991
Iron & Steel - 0 .27%
TMS International Corp/DE
3.75%, 08/14/2024
(n)
7,425 7,379
1 Month USD LIBOR + 2.75%
Lodging - 0 .28%
Fertitta Entertainment LLC/NV
3.25%, 10/04/2023
(n)
7,759 7,780
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 1 .18%
Directv Financing LLC
5.75%, 07/22/2027
(n)
$ 18,905 $ 18,917
1 Month USD LIBOR + 5.00%
Radiate Holdco LLC
4.00%, 09/25/2026
(n)
8,000 7,981
1 Month USD LIBOR + 3.25%
UPC Financing Partnership
3.11%, 01/31/2029
(n)
5,250 5,217
1 Month USD LIBOR + 3.00%
$ 32,115
Oil & Gas - 0 .08%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(n)
2,004 2,154
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .94%
LABL Inc
5.50%, 10/22/2028
(n)
5,445 5,474
1 Month USD LIBOR + 5.00%
Mauser Packaging Solutions Holding Co
3.35%, 04/03/2024
(n)
5,338 5,283
3 Month USD LIBOR + 8.50%
Valcour Packaging LLC
4.25%, 09/30/2028
(n)
5,690 5,669
1 Month USD LIBOR + 3.75%
7.50%, 09/30/2029
(n)
9,333 9,310
1 Month USD LIBOR + 7.00%
$ 25,736
Pharmaceuticals - 1 .94%
Bausch Health Americas Inc
2.86%, 11/14/2025
(n)
4,938 4,928
3 Month USD LIBOR + 8.75%
3.11%, 06/01/2025
(n)
14,621 14,499
3 Month USD LIBOR + 7.50%
Bausch Health Cos Inc
0.00%, 01/27/2027
(n),(o)
18,085 17,933
Secured Overnight Financing Rate + 5.25%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(n)
9,804 9,531
1 Month USD LIBOR + 5.00%
Jazz Financing Lux Sarl
4.00%, 05/05/2028
(n)
5,945 5,945
1 Month USD LIBOR + 3.50%
$ 52,836
Pipelines - 0 .22%
Buckeye Partners LP
2.35%, 11/01/2026
(n)
5,940 5,911
1 Month USD LIBOR + 2.25%
Retail - 1 .35%
Academy Ltd
4.50%, 11/05/2027
(n)
3,449 3,450
1 Month USD LIBOR + 3.75%
At Home Group Inc
4.75%, 06/24/2028
(n)
6,673 6,654
1 Month USD LIBOR + 4.25%
IRB Holding Corp
0.00%, 12/15/2027
(n),(o)
4,610 4,610
Secured Overnight Financing Rate + 3.00%
4.25%, 12/15/2027
(n)
15,558 15,558
1 Month USD LIBOR + 3.25%
LBM Acquisition LLC
4.50%, 12/09/2027
(n)
6,623 6,579
1 Month USD LIBOR + 3.75%
$ 36,851
TOTAL SENIOR FLOATING RATE INTERESTS $ 375,343
Total Investments $ 2,734,120
Other Assets and Liabilities -  (0.14)% (3,859)
TOTAL NET ASSETS - 100.00% $ 2,730,261

Schedule of Investments
High Yield Fund
January 31, 2022 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,486 or
0.35% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,698,401 or 62.21% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,513 or 0.31% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $15,235 or 0.56% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after January 31, 2022, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 22 .58%
Consumer, Non-cyclical 16 .78%
Energy 12 .30%
Industrial 11 .90%
Financial 10 .75%
Communications 10 .46%
Basic Materials 8 .55%
Money Market Funds 3 .31%
Technology 1 .76%
Utilities 1 .75%
Other Assets and Liabilities
( 0 .14 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 108,920 $ 350,329 $ 370,070 $ 89,179
$ 108,920 $ 350,329 $ 370,070 $ 89,179
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 02/17/2022 $ 12,229 CAD 15,272 $ 214 $ —
Total $ 214 $ —
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.41% Shares Held Value (000's)
Money Market Funds - 0.41%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
5,938,293 $ 5,938
TOTAL INVESTMENT COMPANIES $ 5,938
BONDS - 1.54%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
Commercial Mortgage Trust 2007-GG9
0.91%, 03/10/2039
(d),(e),(f)
$ 253 $ —
Ginnie Mae
1.59%, 03/16/2047
(d),(e)
79 1
ML-CFC Commercial Mortgage Trust 2006-3
0.88%, 07/12/2046
(d),(e),(f)
54 —
$ 1
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
1.61%, 02/25/2035 23 21
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.06%
Alternative Loan Trust 2006-OA6
0.63%, 07/25/2046 3 3
1.00 x 1 Month USD LIBOR + 0.52%
Chase Mortgage Finance Trust Series 2007-A2
2.29%, 06/25/2035
(e)
11 11
Fannie Mae REMIC Trust 2004-W5
0.56%, 02/25/2047 14 15
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.31%, 05/25/2035 2 2
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.43%, 10/25/2034 4 4
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.09%, 10/25/2034 3 3
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
0.73%, 04/25/2035 38 37
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
0.87%, 08/25/2035 7 7
1.00 x 1 Month USD LIBOR + 0.51%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
0.53%, 04/25/2037 1,442 718
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
0.85%, 01/25/2045 18 18
1.00 x 1 Month USD LIBOR + 0.74%
$ 818
Oil & Gas - 0.03%
SA Global Sukuk Ltd
2.69%, 06/17/2031
(f)
450 445
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
0.35%, 04/25/2036 25 10
1.00 x 1 Month USD LIBOR + 0.24%
Countrywide Asset-Backed Certificates
1.23%, 12/25/2032 9 9
1.00 x 1 Month USD LIBOR + 1.13%
Long Beach Mortgage Loan Trust 2004-2
0.90%, 06/25/2034 22 22
1.00 x 1 Month USD LIBOR + 0.80%
$ 41
Sovereign - 1.45%
Chile Government International Bond
3.50%, 01/31/2034 655 669
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombia Government International Bond
3.00%, 01/30/2030 $ 2,325 $ 2,026
3.25%, 04/22/2032 730 620
Finland Government Bond
0.13%, 04/15/2052
(f)
EUR 2,300 2,233
Mexico Government International Bond
1.45%, 10/25/2033 1,880 1,888
2.13%, 10/25/2051 421 375
New Zealand Government Bond
1.75%, 05/15/2041 NZD 2,176 1,185
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 8,867 6,248
2.50%, 09/20/2040 1,769 1,456
Panama Government International Bond
4.50%, 04/01/2056 $ 900 917
Peruvian Government International Bond
1.25%, 03/11/2033 EUR 665 699
Romanian Government International Bond
3.62%, 05/26/2030 1,365 1,593
3.75%, 02/07/2034
(f),(g)
1,005 1,126
$ 21,035
TOTAL BONDS $ 22,361
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 97.69%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.28%
1.75%, 08/15/2041 $ 19,855 $ 18,490
U.S. Treasury Inflation-Indexed Obligations - 96.41%
0.13%, 01/15/2023 31,752 32,624
0.13%, 07/15/2024 55,128 58,120
0.13%, 10/15/2024 34,781 36,696
0.13%, 04/15/2025 27,536 29,070
0.13%, 10/15/2025 29,255 31,031
0.13%, 04/15/2026 9,157 9,709
0.13%, 07/15/2026 33,716 35,945
0.13%, 10/15/2026 28,679 30,590
0.13%, 01/15/2030
(h)
39,907 43,099
0.13%, 07/15/2030
(h)
46,935 50,982
0.13%, 01/15/2031 39,399 42,748
0.13%, 07/15/2031
(h)
46,428 50,460
0.13%, 01/15/2032 25,900 28,028
0.13%, 02/15/2051 23,668 25,534
0.25%, 01/15/2025 53,596 56,724
0.25%, 07/15/2029 23,531 25,684
0.25%, 02/15/2050 14,854 16,472
0.38%, 07/15/2023 57,703 60,265
0.38%, 07/15/2025 52,810 56,520
0.38%, 01/15/2027 29,309 31,628
0.38%, 07/15/2027
(h)
45,206 49,102
0.50%, 04/15/2024 30,511 32,180
0.50%, 01/15/2028 41,730 45,594
0.63%, 04/15/2023 43,252 44,918
0.63%, 01/15/2024 51,617 54,376
0.63%, 01/15/2026 22,635 24,440
0.63%, 02/15/2043 16,351 19,044
0.75%, 07/15/2028
(h)
40,270 44,994
0.75%, 02/15/2042 20,624 24,498
0.75%, 02/15/2045
( i )
24,639 29,555
0.88%, 01/15/2029 29,036 32,783
0.88%, 02/15/2047 15,343 19,230
1.00%, 02/15/2046 13,162 16,720
1.00%, 02/15/2048 11,970 15,555
1.00%, 02/15/2049 10,797 14,163
1.38%, 02/15/2044
( i )
22,090 29,599
1.75%, 01/15/2028 22,230 26,038
2.00%, 01/15/2026 17,666 20,077
2.13%, 02/15/2040 7,601 11,039
2.13%, 02/15/2041 14,373 21,020
2.38%, 01/15/2025 4,072 4,578

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
2.38%, 01/15/2027 $ 19,551 $ 23,150
2.50%, 01/15/2029 13,773 17,178
3.38%, 04/15/2032 7,838 11,310
3.63%, 04/15/2028 2,389 3,100
3.88%, 04/15/2029 9,160 12,432
$ 1,398,602
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,417,092
TOTAL PURCHASED OPTIONS - 0.00% $ 8
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.35% $ 5,119
Total Investments $ 1,450,518
Other Assets and Liabilities -  0.01% 120
TOTAL NET ASSETS - 100.00% $ 1,450,638
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,804 or 0.26% of net assets.
(g) Security purchased on a when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,293 or 0.23% of net assets.
( i ) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,527 or 0.11% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 99.14%
Money Market Funds 0.41%
Purchased Interest Rate Swaptions 0.35%
Mortgage Securities 0.06%
Energy 0.03%
Asset Backed Securities 0.00%
Purchased Options 0.00%
Other Assets and Liabilities
0.01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4,855 $ 83,448 $ 82,365 $ 5,938
$ 4,855 $ 83,448 $ 82,365 $ 5,938
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - US 10 Year Note Future;
March 2022
N/A 99 $ 99 $ 126.00 02/22/2022 $ 27 $ 8 $ (19)
Total $ 27 $ 8 $ (19)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 3,470 1.50% 02/26/2025 $ 182 $ 92 $ (90)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 3,705 2.83% 12/07/2038 419 427 8
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,670 1.55% 07/30/2024 133 93 (40)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,990 1.68% 07/23/2024 133 88 (45)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,535 2.00% 07/01/2024 112 107 (5)

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 4,650 1.94% 11/16/2023 $ 187 $ 162 $ (25)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.42% 06/06/2025 79 38 (41)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,535 1.97% 06/25/2024 116 103 (13)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.28% 06/05/2025 80 33 (47)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 1,295 2.62% 02/23/2039 132 136 4
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,020 1.68% 08/05/2024 136 90 (46)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 1,250 1.70% 01/13/2023 86 84 (2)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 7,020 1.54% 08/04/2022 90 40 (50)
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 13,530 1.32% 07/05/2022 154 35 (119)
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Pay 11,940 1.59% 01/13/2023 179 167 (12)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 3,705 2.83% 12/07/2038 146 128 (18)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 133 64 (69)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,470 1.50% 02/26/2025 183 261 78
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Tokyo Overnight
Average Rate
Receive JPY 2,357,900 1.04% 06/30/2022 — — —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 2,535 1.97% 06/25/2024 115 117 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,650 1.94% 11/16/2023 187 197 10
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,250 1.80% 08/06/2024 207 289 82
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.28% 06/05/2025 80 132 52
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.42% 06/06/2025 79 119 40
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,535 2.00% 07/01/2024 111 114 3
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,990 1.68% 07/23/2024 133 183 50
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 5,060 1.54% 07/06/2022 110 137 27
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 149 61 (88)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 1,295 2.62% 02/23/2039 55 50 (5)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,020 1.68% 08/05/2024 136 185 49
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 148 (70)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 242 147 (95)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 379 9 (370)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 1,250 1.70% 01/13/2023 85 85 —
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,020 1.54% 08/04/2022 90 140 50
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 13,530 1.32% 07/05/2022 153 354 201
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 13,530 1.45% 07/07/2022 125 293 168

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Receive $ 11,940 1.59% 01/13/2023 $ 180 $ 211 $ 31
Total $ 5,514 $ 5,119 $ (395)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,620 1.44% 01/10/2023 $ (85) $ (27) $ 58
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,890 1.25% 01/03/2023 (96) (20) 76
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,608 1.24% 12/19/2022 (86) (17) 69
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,608 1.23% 12/19/2022 (85) (16) 69
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 3,410 1.25% 03/02/2022 (11) (2) 9
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,170 1.40% 03/02/2022 (17) (1) 16
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,140 1.80% 10/14/2022 (86) (57) 29
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,140 1.80% 10/10/2022 (87) (57) 30
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,460 1.85% 11/16/2022 (191) (137) 54
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 3,980 1.35% 03/02/2022 (9) (4) 5
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 5,015 1.42% 12/16/2022 (141) (79) 62
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 3,120 1.45% 12/05/2022 (95) (51) 44
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 3,860 1.40% 06/08/2022 (37) (14) 23
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Receive 5,015 1.43% 12/14/2022 (142) (81) 61
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 6,180 1.53% 09/02/2022 (164) (53) 111
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 23,860 1.25% 01/13/2023 (96) (85) 11
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 18,130 0.52% 03/04/2022 (53) — 53
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 21,020 1.02% 05/04/2022 (83) (11) 72
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 23,860 1.25% 01/11/2023 (93) (85) 8
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 35,490 0.57% 03/24/2022 (116) (1) 115
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 18,130 0.56% 03/22/2022 (61) — 61
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 9,920 1.36% 01/19/2023 (40) (44) (4)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 41,060 0.61% 04/04/2022 (97) (1) 96
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 14,940 1.25% 11/07/2022 (82) (30) 52
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 15,030 1.24% 10/26/2022 (89) (29) 60
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 10,020 1.24% 10/26/2022 (59) (19) 40
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,620 1.44% 01/10/2023 (85) (157) (72)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (412) (16) 396
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (34) (8) 26

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,280 0.70% 05/16/2023 $ (142) $ (151) $ (9)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 2,890 1.25% 01/03/2023 (95) (211) (116)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (67) (21) 46
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,608 1.24% 12/19/2022 (85) (191) (106)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/01/2022 (70) (100) (30)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,140 1.80% 10/14/2022 (86) (105) (19)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,608 1.23% 12/19/2022 (85) (193) (108)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 3,820 1.57% 03/02/2022 (18) (44) (26)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,140 1.80% 10/10/2022 (87) (103) (16)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,460 1.85% 11/16/2022 (191) (210) (19)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (20) 56
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 3,860 2.40% 06/08/2022 (43) (19) 24
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 5,060 1.79% 07/06/2022 (63) (79) (16)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 5,015 1.42% 12/16/2022 (141) (219) (78)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (7) 29
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 3,120 1.45% 12/06/2022 (95) (129) (34)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (88) 60
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (54) 25
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (132) (89) 43
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (53) 37
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 6,180 1.53% 09/02/2022 (164) (293) (129)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (209) (39)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Pay 5,015 1.43% 12/14/2022 (142) (215) (73)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 23,860 1.75% 01/13/2023 (96) (136) (40)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 18,130 0.52% 03/04/2022 (53) (312) (259)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 23,860 1.75% 01/11/2023 (94) (136) (42)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 27,120 0.75% 02/28/2022 (63) (335) (272)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 35,490 0.57% 03/24/2022 (116) (605) (489)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 21,020 1.02% 05/04/2022 (83) (219) (136)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 18,130 0.56% 03/22/2022 (61) (310) (249)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,060 1.48% 11/03/2022 (46) (83) (37)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 41,060 0.61% 04/04/2022 (98) (688) (590)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 20,240 1.35% 07/06/2022 (49) (110) (61)

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 41,060 0.74% 04/07/2022 $ (65) $ (587) $ (522)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 15,030 1.24% 10/26/2022 (89) (184) (95)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 10,020 1.24% 10/26/2022 (60) (123) (63)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 14,940 1.25% 11/07/2022 (82) (184) (102)
Total $ (6,092) $ (7,917) $ (1,825)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2024 Short 61 $ 14,950 $ 79
ASX 90 Day Bank Bill; December 2022 Long 214 150,832 (37)
Euro Bond 10 Year Bond; March 2022 Long 92 17,479 (113)
Euro Buxl 30 Year Bond; March 2022 Short 70 15,988 1,014
Euro- Bobl 5 Year; March 2022 Short 11 1,634 22
Euro-Oat; March 2022 Short 90 16,280 127
ICE 3 Month Sterling Overnight Index Average; September
2022
Long 111 36,815 (176)
UK 10 Year Gilt; March 2022 Short 57 9,349 324
US 10 Year Note; March 2022 Long 81 10,366 37
US 10 Year Ultra Note; March 2022 Short 43 6,142 40
US 2 Year Note; March 2022 Short 177 38,348 220
US 5 Year Note; March 2022 Long 351 41,840 (357)
US Ultra Bond; March 2022 Short 93 17,571 470
Total $ 1,650
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 02/02/2022 $ 10,035 EUR 8,887 $ 50 $ —
Bank of America NA 02/02/2022 $ 17,071 NZD 25,075 571 —
Bank of America NA 02/02/2022 $ 257 AUD 362 1 —
Barclays Bank PLC 02/02/2022 EUR 5,634 $ 6,287 43 —
Barclays Bank PLC 03/03/2022 $ 6,291 EUR 5,634 — (41)
BNP Paribas 02/02/2022 NZD 13,663 $ 8,965 25 —
BNP Paribas 03/03/2022 $ 8,961 NZD 13,663 — (23)
Citigroup Inc 02/02/2022 AUD 97 $ 68 1 —
Citigroup Inc 03/03/2022 $ 68 AUD 97 — (1)
Deutsche Bank AG 02/02/2022 $ 1,235 GBP 932 — (18)
Deutsche Bank AG 03/03/2022 NZD 116 $ 76 — —
Deutsche Bank AG 03/03/2022 $ 409 EUR 364 — (1)
HSBC Securities Inc 02/02/2022 EUR 3,862 $ 4,387 — (48)
UBS AG 02/02/2022 $ 751 EUR 664 6 —
Total $ 697 $ (132)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 $ 840 $ (25) $ — $ (25)
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 04/14/2024 4,600 68 — 68
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/24/2027 2,070 (18) — (18)
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 04/12/2024 7,550 116 — 116
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 04/12/2024 7,250 113 — 113
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/11/2024 7,550 122 — 122
3 Month USD LIBOR Pay 1.35% Quarterly Semiannual N/A 07/08/2027 5,690 (131) — (131)

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.64% Semiannual Quarterly N/A 04/08/2024 $ 13,650 $ 221 $ — $ 221
3 Month USD LIBOR Receive 1.52% Semiannual Quarterly N/A 09/24/2031 4,870 151 — 151
3 Month USD LIBOR Receive 1.39% Semiannual Quarterly N/A 09/22/2031 2,320 99 — 99
3 Month USD LIBOR Receive 1.43% Semiannual Quarterly N/A 09/21/2031 2,320 91 — 91
3 Month USD LIBOR Receive 0.78% Semiannual Quarterly N/A 08/15/2024 4,865 86 — 86
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 04/19/2024 4,650 66 — 66
3 Month USD LIBOR Receive 0.74% Semiannual Quarterly N/A 08/12/2024 9,040 165 — 165
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 02/24/2024 7,560 46 — 46
3 Month USD LIBOR Receive 1.07% Semiannual Quarterly N/A 02/25/2024 7,520 44 — 44
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 06/21/2024 7,440 127 — 127
3 Month USD LIBOR Pay 1.90% Quarterly Semiannual N/A 06/11/2051 630 (8) — (8)
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 05/26/2027 6,170 (49) — (49)
3 Month USD LIBOR Pay 2.00% Quarterly Semiannual N/A 04/22/2051 310 3 — 3
3 Month USD LIBOR Receive 1.29% Semiannual Quarterly N/A 04/20/2027 2,990 70 — 70
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 04/20/2024 7,290 (129) — (129)
3 Month USD LIBOR Pay 1.49% Quarterly Semiannual N/A 08/01/2027 4,750 (80) — (80)
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 05/26/2027 1,543 (13) — (13)
3 Month USD LIBOR Receive 2.50% Semiannual Quarterly N/A 03/20/2031 3 — — —
3 Month USD LIBOR Pay 0.40% Quarterly Semiannual N/A 02/08/2024 240 (4) — (4)
3 Month USD LIBOR Pay 1.37% Quarterly Semiannual N/A 03/22/2027 3,386 (61) — (61)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 04/19/2024 4,650 66 — 66
3 Month USD LIBOR Receive 0.79% Semiannual Quarterly N/A 04/14/2024 7,530 102 — 102
3 Month USD LIBOR Receive 1.02% Semiannual Quarterly N/A 05/03/2024 11,580 114 — 114
3 Month USD LIBOR Receive 1.01% Semiannual Quarterly N/A 05/03/2024 11,580 116 — 116
3 Month USD LIBOR Pay 1.48% Quarterly Semiannual N/A 08/01/2027 4,750 (83) — (83)
3 Month USD LIBOR Receive 1.00% Semiannual Quarterly N/A 04/29/2024 3,830 38 1 39
3 Month USD LIBOR Receive 1.05% Semiannual Quarterly N/A 05/12/2024 7,700 73 — 73
3 Month USD LIBOR Receive 0.98% Semiannual Quarterly N/A 04/26/2024 3,805 39 — 39
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 04/26/2024 3,805 38 — 38
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 04/26/2024 3,805 39 — 39
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 05/12/2024 3,845 36 — 36
3 Month USD LIBOR Receive 1.07% Semiannual Quarterly N/A 05/12/2024 3,845 35 — 35
3 Month USD LIBOR Receive 0.94% Semiannual Quarterly N/A 04/25/2024 7,580 83 — 83
3 Month USD LIBOR Receive 0.80% Semiannual Quarterly N/A 04/14/2024 7,530 101 — 101
3 Month USD LIBOR Pay 1.45% Quarterly Semiannual N/A 01/20/2027 2,888 (34) — (34)
3 Month USD LIBOR Pay 0.34% Quarterly Semiannual N/A 11/19/2022 33,320 (109) — (109)
3 Month USD LIBOR Receive 1.45% Semiannual Quarterly N/A 11/21/2024 30,980 204 — 204
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 01/20/2027 2,087 (26) — (26)
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 11/21/2027 1,990 (22) — (22)
3 Month USD LIBOR Receive 1.46% Semiannual Quarterly N/A 05/31/2026 10,640 109 (1) 108
3 Month USD LIBOR Pay 1.00% Quarterly Semiannual N/A 12/31/2023 24,710 (160) (1) (161)
3 Month USD LIBOR Receive 0.94% Semiannual Quarterly N/A 04/20/2024 3,940 43 — 43
3 Month USD LIBOR Receive 0.85% Semiannual Quarterly N/A 04/20/2024 2,640 33 — 33
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 04/20/2024 3,795 51 — 51
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 04/20/2024 3,795 51 — 51
3 Month USD LIBOR Receive 1.78% Semiannual Quarterly N/A 10/18/2031 3,180 27 — 27
3 Month USD LIBOR Receive 0.91% Semiannual Quarterly N/A 04/25/2024 7,580 88 — 88
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 02/29/2024 3,745 23 — 23
3 Month USD LIBOR Receive 1.05% Semiannual Quarterly N/A 02/28/2024 14,990 95 — 95
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 02/15/2028 8,090 224 — 224
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 591 (95) — (95)
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 3,440 92 — 92
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 50 (2) — (2)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 03/06/2026 3,740 9 — 9
3 Month USD LIBOR Pay 0.50% Quarterly Semiannual N/A 12/08/2023 12,390 (171) — (171)
3 Month USD LIBOR Pay 0.45% Quarterly Semiannual N/A 12/14/2023 5,618 (84) — (84)
3 Month USD LIBOR Receive 1.28% Semiannual Quarterly N/A 06/17/2024 3,740 23 — 23
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 04/04/2024 1,900 13 — 13
3 Month USD LIBOR Pay 0.51% Quarterly Semiannual N/A 01/12/2024 32,510 (487) — (487)
3 Month USD LIBOR Pay 0.50% Quarterly Semiannual N/A 01/21/2024 8,650 (134) — (134)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 23,270 1,036 — 1,036
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 (1) — (1)
3 Month USD LIBOR Receive 1.34% Semiannual Quarterly N/A 01/21/2027 5,775 99 — 99
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 01/31/2032 2,000 (117) — (117)
3 Month USD LIBOR Pay 1.50% Quarterly Semiannual N/A 01/31/2032 4,080 (143) — (143)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 470 2 — 2
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 80 1 — 1

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 $ 1,940 $ 24 $ — $ 24
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 24 — 24
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 66 — 66
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 11 — 11
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 12 — 12
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 47,825 (193) — (193)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 6,490 186 — 186
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 3,390 (263) — (263)
3 Month USD LIBOR Receive 1.22% Semiannual Quarterly N/A 06/07/2024 3,775 26 — 26
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 5,060 542 1 543
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 02/25/2026 4,660 18 — 18
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 08/19/2031 350 (11) — (11)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/22/2032 1,673 42 — 42
3 Month USD LIBOR Pay 1.91% Quarterly Semiannual N/A 02/22/2051 663 (8) — (8)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 02/22/2032 3,345 92 — 92
3 Month USD LIBOR Pay 1.87% Quarterly Semiannual N/A 02/19/2051 1,325 (27) — (27)
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 4,510 223 — 223
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 04/05/2024 4,950 36 — 36
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 4,950 533 — 533
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 09/16/2050 78 (16) — (16)
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 890 144 1 145
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 960 245 — 245
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 295 27 1 28
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 06/07/2024 3,775 24 — 24
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 5,060 (283) — (283)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 990 106 — 106
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 920 190 — 190
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 580 150 1 151
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 1,160 (118) — (118)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 5,240 (326) 1 (325)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 5,060 (276) — (276)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 920 180 — 180
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 5,050 (198) — (198)
6 Month Euro Interbank
Offered Rate
Receive 0.19% Annual Semiannual N/A 01/16/2030 EUR 1,050 20 (2) 18
6 Month Euro Interbank
Offered Rate
Pay (0.08)% Semiannual Annual N/A 08/15/2026 13,605 (203) — (203)
6 Month Euro Interbank
Offered Rate
Receive 0.44% Annual Semiannual N/A 05/16/2033 930 17 1 18
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.63% Annual Annual N/A 11/22/2051 $ 270 12 — 12
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.83% Annual Annual N/A 11/03/2031 2,630 (7) — (7)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.05% Annual Annual N/A 11/04/2026 6,870 56 — 56
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.05% Annual Annual N/A 12/02/2026 3,935 25 — 25
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.63% Annual Annual N/A 11/15/2051 900 42 — 42
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.42% Annual Annual N/A 01/31/2052 985 (15) — (15)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.68% Annual Annual N/A 11/17/2051 920 60 — 60
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.45% Annual Annual N/A 12/20/2051 930 14 — 14
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.61% Annual Annual N/A 11/24/2051 935 38 — 38

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.05% Annual Annual N/A 11/04/2026 $ 5,240 $ 43 $ — $ 43
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.10% Annual Annual N/A 11/02/2026 5,250 29 — 29
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.54% Annual Annual N/A 11/03/2051 775 (9) — (9)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.83% Annual Annual N/A 10/25/2031 1,340 (4) 1 (3)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.61% Annual Annual N/A 10/25/2051 5,810 (216) — (216)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 1.33% Annual Annual N/A 05/04/2030 11,260 2,036 — 2,036
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.57% Annual Annual N/A 10/22/2051 1,340 (31) — (31)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.62% Annual Annual N/A 10/26/2051 1,340 (57) — (57)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.86% Annual Annual N/A 10/26/2031 1,340 1 — 1
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.76% Annual Annual N/A 10/22/2031 1,340 (14) — (14)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.62% Annual Annual N/A 10/25/2051 1,340 (59) — (59)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.89% Annual Annual N/A 10/28/2031 1,340 6 — 6
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.75% Annual Annual N/A 07/28/2026 13,680 507 — 507
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.63% Annual Annual N/A 10/28/2051 1,340 (60) — (60)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.07% Annual Annual N/A 11/02/2026 9,450 67 — 67
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.47% Annual Annual N/A 04/19/2031 2,620 185 — 185
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 1.96% Annual Annual N/A 10/15/2031 EUR 833 23 — 23
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.13% Annual Annual N/A 10/15/2051 833 (21) 1 (20)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 1.79% Annual Annual N/A 07/15/2051 645 (141) 6 (135)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.04% Annual Annual N/A 10/15/2031 833 13 — 13
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.22% Annual Annual N/A 10/15/2051 833 22 — 22
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.10% Annual Annual N/A 12/15/2051 175 (7) — (7)

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.13% Annual Annual N/A 11/15/2051 EUR 625 $ 17 $ — $ 17
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.00% Annual Annual N/A 11/15/2031 1,555 31 — 31
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.19% Annual Annual N/A 11/15/2051 625 (7) — (7)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 11/15/2051 335 5 1 6
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.09% Annual Annual N/A 01/15/2052 650 19 — 19
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.17% Annual Annual N/A 11/15/2051 225 1 — 1
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.13% Annual Annual N/A 10/15/2031 808 3 — 3
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.32% Annual Annual N/A 10/15/2051 808 69 (3) 66
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 10/15/2051 3,875 67 (2) 65
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.13% Annual Annual N/A 12/15/2051 625 (15) — (15)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.18% Annual Annual N/A 11/15/2051 605 (3) — (3)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.09% Annual Annual N/A 10/15/2031 835 8 — 8
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.28% Annual Annual N/A 10/15/2051 835 50 (2) 48
Secured Overnight Financing
Rate
Receive 1.69% Annual Annual N/A 01/15/2057 $ 160 (1) — (1)
Secured Overnight Financing
Rate
Pay 1.86% Annual Annual N/A 01/17/2039 2,440 6 — 6
Secured Overnight Financing
Rate
Pay 1.45% Annual Annual N/A 04/13/2027 7,580 (24) — (24)
Secured Overnight Financing
Rate
Receive 1.65% Annual Annual N/A 01/14/2052 430 — — —
Secured Overnight Financing
Rate
Pay 1.80% Annual Annual N/A 01/15/2037 1,200 (1) — (1)
Secured Overnight Financing
Rate
Receive 1.33% Annual Annual N/A 01/14/2027 7,860 41 — 41
Secured Overnight Financing
Rate
Pay 1.33% Annual Annual N/A 01/14/2027 1,445 (8) 1 (7)
Secured Overnight Financing
Rate
Receive 1.61% Annual Annual N/A 01/11/2032 1,530 (3) — (3)
Secured Overnight Financing
Rate
Pay 1.39% Annual Annual N/A 01/12/2027 1,430 (3) — (3)
Secured Overnight Financing
Rate
Receive 1.60% Annual Annual N/A 01/12/2032 770 (1) — (1)
Secured Overnight Financing
Rate
Receive 1.60% Annual Annual N/A 01/11/2032 770 (1) — (1)
Secured Overnight Financing
Rate
Pay 1.37% Annual Annual N/A 01/11/2027 2,870 (10) — (10)
Secured Overnight Financing
Rate
Pay 1.53% Annual Annual N/A 01/15/2052 240 — — —

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Secured Overnight Financing
Rate
Receive 1.57% Annual Annual N/A 01/10/2032 $ 770 $ 1 $ — $ 1
Secured Overnight Financing
Rate
Pay 1.34% Annual Annual N/A 01/10/2027 1,440 (6) — (6)
Secured Overnight Financing
Rate
Receive 1.55% Annual Annual N/A 01/10/2032 770 2 — 2
Secured Overnight Financing
Rate
Receive 1.08% Annual Annual N/A 04/13/2024 14,710 63 — 63
Secured Overnight Financing
Rate
Receive 1.67% Annual Annual N/A 01/15/2055 260 — — —
Secured Overnight Financing
Rate
Pay 1.54% Annual Annual N/A 01/26/2032 765 (4) — (4)
Secured Overnight Financing
Rate
Receive 1.30% Annual Annual N/A 07/18/2024 3,690 10 — 10
Secured Overnight Financing
Rate
Receive 1.48% Annual Annual N/A 07/29/2024 3,680 (2) — (2)
Secured Overnight Financing
Rate
Receive 1.47% Annual Annual N/A 07/28/2024 3,665 (1) — (1)
Secured Overnight Financing
Rate
Receive 1.45% Annual Annual N/A 07/28/2024 3,700 — — —
Secured Overnight Financing
Rate
Receive 1.66% Annual Annual N/A 01/28/2032 760 (5) — (5)
Secured Overnight Financing
Rate
Receive 1.65% Annual Annual N/A 01/28/2032 765 (4) — (4)
Secured Overnight Financing
Rate
Receive 1.63% Annual Annual N/A 01/28/2032 765 (2) — (2)
Secured Overnight Financing
Rate
Receive 1.30% Annual Annual N/A 07/28/2024 3,700 10 — 10
Secured Overnight Financing
Rate
Pay 1.61% Annual Annual N/A 01/28/2032 320 — — —
Secured Overnight Financing
Rate
Pay 1.53% Annual Annual N/A 01/26/2032 765 (4) — (4)
Secured Overnight Financing
Rate
Receive 1.31% Annual Annual N/A 07/18/2024 3,690 9 — 9
Secured Overnight Financing
Rate
Pay 1.33% Annual Annual N/A 01/10/2027 1,440 (7) — (7)
Secured Overnight Financing
Rate
Pay 1.61% Annual Annual N/A 01/25/2032 760 1 — 1
Secured Overnight Financing
Rate
Pay 1.61% Annual Annual N/A 01/25/2032 760 1 — 1
Secured Overnight Financing
Rate
Receive 1.70% Annual Annual N/A 01/21/2032 770 (8) — (8)
Secured Overnight Financing
Rate
Receive 1.69% Annual Annual N/A 01/20/2032 760 (7) — (7)
Secured Overnight Financing
Rate
Receive 1.65% Annual Annual N/A 01/20/2032 730 (4) — (4)
Secured Overnight Financing
Rate
Receive 1.64% Annual Annual N/A 01/20/2032 760 (3) — (3)
Secured Overnight Financing
Rate
Pay 1.46% Annual Annual N/A 01/20/2027 1,430 1 — 1
Secured Overnight Financing
Rate
Receive 1.37% Annual Annual N/A 07/20/2024 3,670 5 — 5
Secured Overnight Financing
Rate
Receive 1.60% Annual Annual N/A 01/19/2032 760 (1) — (1)
Secured Overnight Financing
Rate
Receive 1.56% Annual Annual N/A 01/26/2032 460 1 — 1
Secured Overnight Financing
Rate
Pay 1.33% Annual Annual N/A 01/10/2027 2,880 (15) — (15)
Secured Overnight Financing
Rate
Receive 1.31% Annual Annual N/A 01/26/2032 902 24 — 24
Secured Overnight Financing
Rate
Pay 1.58% Annual Annual N/A 08/15/2031 4,980 (18) — (18)
Secured Overnight Financing
Rate
Pay 1.19% Annual Annual N/A 12/07/2031 512 (18) — (18)
Secured Overnight Financing
Rate
Receive 1.55% Annual Annual N/A 01/10/2032 1,540 5 — 5

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Secured Overnight Financing
Rate
Receive 1.02% Annual Annual N/A 12/02/2026 $ 350 $ 6 $ 1 $ 7
Secured Overnight Financing
Rate
Receive 1.52% Annual Annual N/A 08/15/2031 2,560 21 — 21
Secured Overnight Financing
Rate
Receive 1.48% Annual Annual N/A 11/26/2031 1,340 11 — 11
Secured Overnight Financing
Rate
Receive 1.40% Annual Annual N/A 10/13/2031 220 3 — 3
Secured Overnight Financing
Rate
Receive 1.01% Annual Annual N/A 06/09/2024 3,750 28 — 28
Secured Overnight Financing
Rate
Receive 1.36% Annual Annual N/A 11/15/2028 13,820 193 (13) 180
Secured Overnight Financing
Rate
Receive 1.40% Annual Annual N/A 11/22/2031 1,000 15 — 15
Secured Overnight Financing
Rate
Receive 1.43% Annual Annual N/A 11/22/2031 1,000 12 — 12
Secured Overnight Financing
Rate
Receive 1.42% Annual Annual N/A 11/18/2031 830 11 — 11
Secured Overnight Financing
Rate
Receive 1.24% Annual Annual N/A 11/15/2027 1,970 37 — 37
Secured Overnight Financing
Rate
Pay 1.22% Annual Annual N/A 08/05/2027 50 (1) — (1)
Secured Overnight Financing
Rate
Receive 1.47% Annual Annual N/A 07/29/2024 3,680 (2) — (2)
Secured Overnight Financing
Rate
Pay 1.46% Annual Annual N/A 08/15/2031 4,880 (80) 13 (67)
Secured Overnight Financing
Rate
Pay 1.39% Annual Annual N/A 12/15/2051 310 (19) — (19)
Secured Overnight Financing
Rate
Pay 1.24% Annual Annual N/A 12/07/2031 1,550 (48) — (48)
Secured Overnight Financing
Rate
Pay 1.85% Annual Annual N/A 02/01/2037 10,400 33 — 33
Secured Overnight Financing
Rate
Pay 1.25% Annual Annual N/A 07/05/2027 1,555 (25) 1 (24)
Secured Overnight Financing
Rate
Receive 1.46% Annual Annual N/A 01/06/2032 1,550 17 1 18
Secured Overnight Financing
Rate
Pay 1.25% Annual Annual N/A 08/15/2031 1,440 (46) — (46)
Secured Overnight Financing
Rate
Pay 1.22% Annual Annual N/A 01/07/2027 1,450 (15) — (15)
Secured Overnight Financing
Rate
Pay 1.20% Annual Annual N/A 11/15/2028 2,070 (48) — (48)
Secured Overnight Financing
Rate
Pay 1.62% Annual Annual N/A 01/06/2052 300 (2) — (2)
Secured Overnight Financing
Rate
Receive 0.99% Annual Annual N/A 04/07/2024 7,450 44 — 44
Secured Overnight Financing
Rate
Receive 0.99% Annual Annual N/A 04/07/2024 7,450 44 — 44
United Kingdom Retail Prices
Index
Receive 3.16% Annual Annual N/A 10/15/2049 GBP 9,745 4,493 (215) 4,278
United Kingdom Retail Prices
Index
Pay 3.36% Annual Annual N/A 10/15/2039 12,690 (3,560) 60 (3,500)
United Kingdom Retail Prices
Index
Pay 3.34% Annual Annual N/A 01/15/2040 5,200 (1,609) 32 (1,577)
United Kingdom Retail Prices
Index
Pay 3.24% Annual Annual N/A 01/15/2045 4,000 (1,608) 37 (1,571)
United Kingdom Retail Prices
Index
Receive 3.42% Annual Annual N/A 10/15/2034 12,690 2,623 (32) 2,591
United Kingdom Retail Prices
Index
Receive 4.23% Annual Annual N/A 12/15/2031 2,030 71 (1) 70
United Kingdom Retail Prices
Index
Receive 3.39% Annual Annual N/A 01/15/2035 5,200 1,223 (25) 1,198
United Kingdom Retail Prices
Index
Pay 4.42% Annual Annual N/A 11/15/2031 2,025 (37) — (37)
United Kingdom Retail Prices
Index
Receive 3.62% Annual Annual N/A 04/15/2031 3,475 678 (17) 661

Schedule of Investments
Inflation Protection Fund
January 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
United Kingdom Retail Prices
Index
Pay 3.75% Annual Annual N/A 04/15/2031 GBP 2,025 $ (353) $ 9 $ (344)
United Kingdom Retail Prices
Index
Pay 3.27% Annual Annual N/A 10/15/2044 9,745 (3,587) 116 (3,471)
United Kingdom Retail Prices
Index
Receive 3.13% Annual Annual N/A 01/15/2050 4,000 1,955 (44) 1,911
United Kingdom Retail Prices
Index
Pay 3.56% Annual Annual N/A 03/15/2041 965 (264) 7 (257)
United Kingdom Retail Prices
Index
Pay 3.33% Annual Annual N/A 11/15/2040 1,925 (698) 22 (676)
United Kingdom Retail Prices
Index
Receive 4.53% Annual Annual N/A 01/15/2027 3,560 58 — 58
United Kingdom Retail Prices
Index
Pay 3.57% Annual Annual N/A 10/15/2030 8,775 (1,712) 62 (1,650)
United Kingdom Retail Prices
Index
Receive 3.11% Annual Annual N/A 01/15/2050 4,100 2,064 (42) 2,022
United Kingdom Retail Prices
Index
Pay 4.25% Annual Annual N/A 01/15/2032 3,560 (81) — (81)
United Kingdom Retail Prices
Index
Pay 3.22% Annual Annual N/A 01/15/2045 4,100 (1,689) 36 (1,653)
United Kingdom Retail Prices
Index
Pay 3.31% Annual Annual N/A 01/15/2040 5,400 (1,736) 31 (1,705)
United Kingdom Retail Prices
Index
Receive 3.86% Annual Annual N/A 12/15/2041 750 56 (1) 55
United Kingdom Retail Prices
Index
Receive 3.36% Annual Annual N/A 01/15/2035 5,400 1,313 (24) 1,289
United Kingdom Retail Prices
Index
Receive 3.73% Annual Annual N/A 12/15/2041 1,330 170 3 173
United Kingdom Retail Prices
Index
Pay 4.27% Annual Annual N/A 12/15/2031 1,405 (36) (4) (40)
United Kingdom Retail Prices
Index
Receive 3.77% Annual Annual N/A 12/15/2041 760 86 (3) 83
Total $ 4,332 $ 16 $ 4,348
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Fund I
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .62 % Shares Held Value (000's)
Money Market Funds - 2 .62%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
8,765,080 $ 8,765
TOTAL INVESTMENT COMPANIES $ 8,765
COMMON STOCKS - 97 .73 % Shares Held Value (000's)
Agriculture - 1 .10%
British American Tobacco PLC 54,000 $ 2,306
Tongwei Co Ltd 227,000 1,354
$ 3,660
Apparel - 2 .73%
Kering SA 2,361 1,763
LVMH Moet Hennessy Louis Vuitton SE 8,978 7,374
$ 9,137
Automobile Manufacturers - 1 .56%
Bayerische Motoren Werke AG 18,500 1,958
Toyota Motor Corp 165,000 3,261
$ 5,219
Automobile Parts & Equipment - 1 .52%
Bridgestone Corp 76,000 3,328
Cie Generale des Etablissements Michelin SCA 10,400 1,740
$ 5,068
Banks - 15 .78%
Absa Group Ltd 176,000 1,950
Banco Bilbao Vizcaya Argentaria SA 267,000 1,705
Bank of China Ltd 8,821,000 3,438
China Merchants Bank Co Ltd 785,500 6,565
DBS Group Holdings Ltd 144,900 3,806
FirstRand Ltd 414,000 1,669
Lloyds Banking Group PLC 2,027,000 1,407
Mitsubishi UFJ Financial Group Inc 596,000 3,612
National Bank of Canada 67,900 5,432
Raiffeisen Bank International AG 71,000 1,996
Royal Bank of Canada 57,300 6,533
Sberbank of Russia PJSC ADR 194,243 2,725
State Bank of India 237,000 1,710
Svenska Handelsbanken AB 228,000 2,430
Swedbank AB 145,000 2,839
Toronto-Dominion Bank/The 21,000 1,682
UBS Group AG 174,000 3,228
$ 52,727
Beverages - 0 .54%
Diageo PLC 36,000 1,817
Building Materials - 0 .78%
Sika AG 7,460 2,610
Chemicals - 1 .50%
Anhui Guangxin Agrochemical Co Ltd 297,000 1,577
Formosa Plastics Corp 470,000 1,802
Hansol Chemical Co Ltd 1,255 226
LOTTE Fine Chemical Co Ltd 24,500 1,408
$ 5,013
Coal - 1 .17%
China Shenhua Energy Co Ltd 802,000 1,972
Shaanxi Coal Industry Co Ltd 947,957 1,883
Thungela Resources Ltd
(b)
9,550 57
$ 3,912
Commercial Services - 2 .48%
Ashtead Group PLC 47,137 3,372
Colliers International Group Inc 16,500 2,407
Pagegroup PLC 192,000 1,515
Persol Holdings Co Ltd 39,000 1,007
$ 8,301
Computers - 2 .72%
Asustek Computer Inc 128,000 1,673
BayCurrent Consulting Inc 7,300 2,771
Gigabyte Technology Co Ltd 405,000 2,090
Teleperformance 6,822 2,569
$ 9,103
Cosmetics & Personal Care - 1 .10%
L'Oreal SA 8,600 3,673
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .60%
Ferguson PLC 12,800 $ 2,013
Diversified Financial Services - 7 .14%
Amundi SA
(d)
20,500 1,594
Azimut Holding SpA 180,892 4,866
Banca Generali SpA 59,000 2,376
CI Financial Corp 88,000 1,633
Fubon Financial Holding Co Ltd 1,541,015 4,252
Hana Financial Group Inc 51,000 1,922
Julius Baer Group Ltd 26,500 1,732
KB Financial Group Inc 39,000 1,933
Korea Investment Holdings Co Ltd
(b)
4,312 264
Man Group PLC/Jersey 1,258,000 3,286
$ 23,858
Electric - 1 .11%
Endesa SA 85,000 1,903
Iberdrola SA 158,000 1,812
$ 3,715
Electrical Components & Equipment - 2 .03%
LG Innotek Co Ltd 13,000 3,908
Schneider Electric SE 17,000 2,880
$ 6,788
Electronics - 0 .42%
Silergy Corp 10,500 1,419
Food - 4 .30%
JBS SA 277,000 1,838
Magnit PJSC 121,000 1,594
Marfrig Global Foods SA 531,000 2,257
Metro Inc/CN 32,500 1,738
Nestle SA 53,800 6,948
$ 14,375
Forest Products & Paper - 1 .00%
Interfor Corp 55,000 1,639
West Fraser Timber Co Ltd 18,500 1,712
$ 3,351
Gas - 1 .50%
ENN Energy Holdings Ltd 219,400 3,493
ENN Natural Gas Co Ltd 556,000 1,521
$ 5,014
Hand & Machine Tools - 0 .42%
Techtronic Industries Co Ltd 85,000 1,403
Healthcare - Products - 0 .41%
Sartorius Stedim Biotech 3,100 1,359
Home Builders - 0 .41%
Bellway PLC 36,000 1,385
Home Furnishings - 1 .31%
Sony Group Corp 39,000 4,363
Insurance - 9 .22%
Allianz SE 8,123 2,086
Assicurazioni Generali SpA 128,000 2,694
Cathay Financial Holding Co Ltd 894,000 2,074
Dai-ichi Life Holdings Inc 165,500 3,725
iA Financial Corp Inc 27,000 1,757
Legal & General Group PLC 798,230 3,121
Manulife Financial Corp 107,000 2,228
Power Corp of Canada 70,350 2,261
Sompo Holdings Inc 21,500 1,006
Sun Life Financial Inc 52,500 2,973
Swiss Life Holding AG 5,764 3,710
Tokio Marine Holdings Inc 53,037 3,165
$ 30,800
Internet - 1 .98%
Alibaba Group Holding Ltd ADR
(b)
11,000 1,384
CyberAgent Inc 105,600 1,231
Future PLC 36,600 1,561
JD.com Inc
(b)
1,809 69
Tencent Holdings Ltd 38,000 2,381
$ 6,626

Schedule of Investments
International Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .41%
Evraz PLC 204,000 $ 1,386
Leisure Products & Services - 0 .97%
BRP Inc 19,700 1,637
Thule Group AB
(d)
33,000 1,593
$ 3,230
Machinery - Diversified - 1 .64%
Atlas Copco AB - A Shares 58,500 3,463
Ebara Corp 41,400 2,029
$ 5,492
Metal Fabrication & Hardware - 0 .45%
MISUMI Group Inc 46,000 1,492
Mining - 1 .31%
Anglo American PLC 47,000 2,072
Rio Tinto Ltd 29,000 2,306
$ 4,378
Miscellaneous Manufacturers - 1 .90%
Elite Material Co Ltd 446,000 4,349
Siemens AG 12,500 1,984
$ 6,333
Oil & Gas - 2 .85%
Gazprom PJSC ADR 280,000 2,438
LUKOIL PJSC ADR 39,000 3,492
Novatek PJSC 6,700 1,415
PTT Exploration & Production PCL 553,000 2,170
$ 9,515
Pharmaceuticals - 4 .13%
Ipsen SA 13,500 1,314
Laboratorios Farmaceuticos Rovi SA 24,542 1,803
Novo Nordisk A/S 29,000 2,885
Roche Holding AG 12,300 4,760
Sanofi 29,000 3,032
$ 13,794
Private Equity - 1 .55%
3i Group PLC 186,000 3,464
Partners Group Holding AG 1,220 1,701
$ 5,165
Real Estate - 0 .73%
Open House Group Co Ltd 47,000 2,433
Retail - 1 .64%
Alimentation Couche-Tard Inc 44,000 1,775
B&M European Value Retail SA 288,000 2,205
Zhongsheng Group Holdings Ltd 194,000 1,490
$ 5,470
Semiconductors - 11 .39%
Advantest Corp 41,400 3,524
ASML Holding NV 7,800 5,283
Lasertec Corp 8,500 1,907
LX Semicon Co Ltd 29,600 3,394
MediaTek Inc 50,500 2,006
Parade Technologies Ltd 38,500 2,842
Realtek Semiconductor Corp 116,000 2,250
Samsung Electronics Co Ltd 34,700 2,158
Taiwan Semiconductor Manufacturing Co Ltd 315,854 7,303
Taiwan Semiconductor Manufacturing Co Ltd
ADR
37,200 4,562
Tokyo Electron Ltd 5,800 2,837
$ 38,066
Software - 1 .61%
Descartes Systems Group Inc/The
(b)
21,300 1,550
HCL Technologies Ltd 129,000 1,914
TIS Inc 73,000 1,920
$ 5,384
Telecommunications - 0 .74%
MTN Group Ltd
(b)
195,500 2,459
Textiles - 0 .40%
Tongkun Group Co Ltd 406,994 1,338
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .18%
Kuehne + Nagel International AG 8,600 $ 2,429
SITC International Holdings Co Ltd 398,000 1,517
$ 3,946
TOTAL COMMON STOCKS $ 326,590
Total Investments $ 335,355
Other Assets and Liabilities -  (0.35)% (1,165)
TOTAL NET ASSETS - 100.00% $ 334,190
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,187 or 0.95% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 13 .06%
Canada 11 .06%
Taiwan 9 .67%
United Kingdom 9 .23%
China 8 .93%
France 8 .17%
Switzerland 8 .13%
Korea, Republic Of 4 .56%
Russian Federation 3 .50%
United States 3 .47%
Sweden 3 .09%
Italy 2 .98%
Spain 2 .16%
South Africa 1 .84%
Germany 1 .81%
Netherlands 1 .58%
Brazil 1 .22%
Singapore 1 .14%
India 1 .08%
Hong Kong 0 .87%
Denmark 0 .86%
Australia 0 .69%
Thailand 0 .65%
Austria 0 .60%
Other Assets and Liabilities
( 0 .35 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 18,297 $ 40,769 $ 50,301 $ 8,765
$ 18,297 $ 40,769 $ 50,301 $ 8,765
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .65 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares Russell 1000 Growth ETF
(a)
102,200 $ 28,520
Money Market Funds - 1 .43%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
698,685 699
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
182,331,130 182,331
$ 183,030
TOTAL INVESTMENT COMPANIES $ 211,550
CONVERTIBLE PREFERRED STOCKS
- 0 .17 % Shares Held Value (000's)
Automobile Manufacturers - 0 .04%
Waymo LLC Series A-2 0.00%
(e),(f),(g)
48,770 $ 4,473
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(e),(f),(g)
103,620 4,277
Software - 0 .10%
Nuro - Series C 0.00%
(e),(f),(g)
353,308 7,365
Rappi Inc - Series E 0.00%
(e),(f),(g)
103,387 5,865
$ 13,230
TOTAL CONVERTIBLE PREFERRED STOCKS $ 21,980
COMMON STOCKS - 98 .11 % Shares Held Value (000's)
Advertising - 0 .14%
Trade Desk Inc/The
(e)
261,026 $ 18,152
Aerospace & Defense - 1 .17%
BWX Technologies Inc 4,120 183
HEICO Corp 900 123
HEICO Corp - Class A 1,578 173
Howmet Aerospace Inc 1,801 56
L3Harris Technologies Inc 687,804 143,951
Lockheed Martin Corp 12,850 5,000
Northrop Grumman Corp 773 286
Spirit AeroSystems Holdings Inc 1,901 83
TransDigm Group Inc
(e)
876 540
$ 150,395
Agriculture - 0 .03%
Altria Group Inc 61,306 3,119
Darling Ingredients Inc
(e)
669 43
$ 3,162
Airlines - 0 .01%
Delta Air Lines Inc
(e)
38,009 1,509
Apparel - 0 .38%
Columbia Sportswear Co 204 19
Deckers Outdoor Corp
(e)
233 75
Hanesbrands Inc 12,919 208
NIKE Inc 320,425 47,445
Skechers USA Inc
(e)
1,080 45
Tapestry Inc 1,736 66
VF Corp 12,379 807
$ 48,665
Automobile Manufacturers - 2 .20%
Rivian Automotive Inc
(e)
260,703 17,139
Rivian Automotive Inc - Lockup Shares
(e),(g)
3,338,593 219,479
Tesla Inc
(e)
48,153 45,106
TuSimple Holdings Inc
(e)
1,026 19
$ 281,743
Automobile Parts & Equipment - 0 .04%
Allison Transmission Holdings Inc 4,732 180
Aptiv PLC
(e)
2,928 400
Aurora Innovation Inc
(e)
188,482 929
Aurora Innovation Inc - Class B Lockup Shares
(e),(g)
710,798 3,504
QuantumScape Corp
(a),(e)
10,364 173
$ 5,186
Banks - 0 .01%
Citizens Financial Group Inc 4,689 241
Goldman Sachs Group Inc/The 1,188 421
Synovus Financial Corp 899 45
Western Alliance Bancorp 3,142 312
$ 1,019
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .95%
Boston Beer Co Inc/The
(e)
543 $ 229
Brown-Forman Corp - A Shares 1,406 88
Brown-Forman Corp - B Shares 1,440,697 97,146
Coca-Cola Co/The 163,203 9,957
Monster Beverage Corp
(e)
20,507 1,778
PepsiCo Inc 68,276 11,847
$ 121,045
Biotechnology - 0 .53%
Alnylam Pharmaceuticals Inc
(e)
7,050 970
Amgen Inc 27,831 6,321
Certara Inc
(e)
3,554 95
CureVac NV
(a),(e)
3,309 64
Exelixis Inc
(e)
15,626 283
Guardant Health Inc
(e)
5,330 371
Horizon Therapeutics Plc
(e)
2,418 226
Illumina Inc
(e)
8,679 3,027
Incyte Corp
(e)
9,398 699
Ionis Pharmaceuticals Inc
(e)
7,665 244
Iovance Biotherapeutics Inc
(e)
3,071 51
Maravai LifeSciences Holdings Inc
(e)
6,522 189
Mirati Therapeutics Inc
(e)
2,074 247
Moderna Inc
(e)
20,138 3,410
Novavax Inc
(a),(e)
4,479 420
Regeneron Pharmaceuticals Inc
(e)
630 383
Royalty Pharma PLC 11,436 458
Seagen Inc
(e)
7,079 952
Ultragenyx Pharmaceutical Inc
(e)
2,839 198
Vertex Pharmaceuticals Inc
(e)
200,799 48,804
$ 67,412
Building Materials - 0 .02%
Armstrong World Industries Inc 1,428 142
AZEK Co Inc/The
(e)
3,734 123
Carrier Global Corp 24,207 1,154
Fortune Brands Home & Security Inc 2,050 193
Louisiana-Pacific Corp 614 41
Trex Co Inc
(e)
6,874 629
$ 2,282
Chemicals - 1 .26%
Axalta Coating Systems Ltd
(e)
2,299 68
Celanese Corp 2,428 378
Chemours Co/The 5,283 173
Diversey Holdings Ltd
(e)
3,089 34
Dow Inc 3,358 201
Ecolab Inc 13,046 2,471
FMC Corp 2,031 224
LyondellBasell Industries NV 2,014 195
Olin Corp 853 43
PPG Industries Inc 5,934 927
RPM International Inc 4,425 392
Sherwin-Williams Co/The 546,875 156,685
Westlake Chemical Corp 485 48
$ 161,839
Commercial Services - 4 .60%
Automatic Data Processing Inc 23,293 4,802
Block Inc
(e)
123,581 15,113
Booz Allen Hamilton Holding Corp 7,892 606
Bright Horizons Family Solutions Inc
(e)
2,872 369
Chegg Inc
(e)
6,340 168
Cintas Corp 497,993 194,979
CoStar Group Inc
(e)
18,088 1,269
Equifax Inc 2,747 659
Euronet Worldwide Inc
(e)
2,119 284
FleetCor Technologies Inc
(e)
1,101 262
Gartner Inc
(e)
4,757 1,398
Global Payments Inc 658,437 98,686
GXO Logistics Inc
(e)
4,948 402
H&R Block Inc 8,501 194
Legalzoom.com Inc
(a),(e)
824 13
MarketAxess Holdings Inc 25,309 8,719

Schedule of Investments
LargeCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Mister Car Wash Inc
(a),(e)
3,645 $ 63
Moody's Corp 9,154 3,140
Morningstar Inc 1,249 359
Paylocity Holding Corp
(e)
2,333 476
PayPal Holdings Inc
(e)
1,283,652 220,711
Robert Half International Inc 5,720 648
Rollins Inc 12,535 387
S&P Global Inc 78,743 32,695
Sabre Corp
(e)
19,669 180
Shift4 Payments Inc
(e)
2,673 141
StoneCo Ltd
(e)
12,192 190
TransUnion 7,769 801
United Rentals Inc
(e)
1,484 475
Verisk Analytics Inc 6,009 1,178
WEX Inc
(e)
1,771 285
$ 589,652
Computers - 4 .72%
Accenture PLC - Class A 30,441 10,763
Apple Inc 2,915,413 509,556
Crowdstrike Holdings Inc
(e)
11,686 2,111
Dell Technologies Inc
(e)
7,939 451
EPAM Systems Inc
(e)
3,194 1,521
Fortinet Inc
(e)
256,651 76,287
Genpact Ltd 757 38
Globant SA
(e)
2,423 618
HP Inc 23,803 874
McAfee Corp 3,702 95
NCR Corp
(e)
2,698 103
NetApp Inc 8,769 758
Pure Storage Inc
(e)
14,801 392
Thoughtworks Holding Inc
(e)
966 21
Zscaler Inc
(e)
4,690 1,206
$ 604,794
Consumer Products - 0 .02%
Avery Dennison Corp 2,604 535
Church & Dwight Co Inc 809 83
Clorox Co/The 5,896 990
Kimberly-Clark Corp 10,086 1,388
$ 2,996
Cosmetics & Personal Care - 1 .55%
Colgate-Palmolive Co 26,345 2,172
Estee Lauder Cos Inc/The 630,014 196,432
$ 198,604
Distribution & Wholesale - 0 .05%
Copart Inc
(e)
12,431 1,607
Core & Main Inc
(e)
1,321 32
Fastenal Co 30,274 1,716
IAA Inc
(e)
8,009 368
Leslie's Inc
(e)
6,997 146
Pool Corp 2,309 1,099
SiteOne Landscape Supply Inc
(e)
1,355 244
WW Grainger Inc 2,285 1,131
$ 6,343
Diversified Financial Services - 3 .96%
American Express Co 23,793 4,279
Ameriprise Financial Inc 3,764 1,145
Apollo Global Management Inc 14,044 983
Charles Schwab Corp/The 314,417 27,574
Credit Acceptance Corp
(e)
50 27
Discover Financial Services 9,581 1,109
LPL Financial Holdings Inc 4,726 814
Mastercard Inc 862,430 333,226
Raymond James Financial Inc 614 65
Rocket Cos Inc
(a)
8,392 106
Synchrony Financial 6,070 259
T Rowe Price Group Inc 4,428 684
Upstart Holdings Inc
(e)
2,663 290
UWM Holdings Corp
(a)
1,694 9
Visa Inc 605,741 137,000
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The 6,303 $ 119
$ 507,689
Electric - 0 .00%
Brookfield Renewable Corp 1,995 68
NRG Energy Inc 6,554 262
$ 330
Electrical Components & Equipment - 0 .01%
Generac Holdings Inc
(e)
3,640 1,028
Universal Display Corp 2,565 394
$ 1,422
Electronics - 0 .62%
Agilent Technologies Inc 16,215 2,259
Allegion plc 4,053 497
Amphenol Corp 895,770 71,295
Coherent Inc
(e)
1,295 335
Honeywell International Inc 8,931 1,826
Jabil Inc 6,817 419
Keysight Technologies Inc
(e)
4,833 816
Mettler-Toledo International Inc
(e)
1,347 1,984
Vontier Corp 5,700 160
$ 79,591
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(e)
7,837 1,101
Fluence Energy Inc
(e)
926 17
Plug Power Inc
(e)
30,295 663
$ 1,781
Engineering & Construction - 0 .00%
Frontdoor Inc
(e)
3,648 132
TopBuild Corp
(e)
1,615 376
$ 508
Entertainment - 0 .46%
Caesars Entertainment Inc
(e)
7,502 571
Churchill Downs Inc 2,181 459
DraftKings Inc
(e)
541,277 11,957
Live Nation Entertainment Inc
(e)
291,663 31,940
Madison Square Garden Sports Corp
(e)
449 75
Penn National Gaming Inc
(e)
728 33
Six Flags Entertainment Corp
(e)
1,836 72
Vail Resorts Inc 2,366 656
Warner Music Group Corp 299,999 12,750
$ 58,513
Environmental Control - 0 .01%
Waste Management Inc 3,986 600
Food - 0 .04%
Beyond Meat Inc
(a),(e)
2,977 194
Hershey Co/The 7,461 1,470
Kellogg Co 6,641 418
Lamb Weston Holdings Inc 2,691 173
Pilgrim's Pride Corp
(e)
1,522 43
Sysco Corp 30,417 2,377
$ 4,675
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 3,404 435
MSA Safety Inc 655 90
Regal Rexnord Corp 885 140
$ 665
Healthcare - Products - 7 .83%
10X Genomics Inc
(e)
4,965 478
Abbott Laboratories 51,707 6,591
ABIOMED Inc
(e)
2,630 778
Adaptive Biotechnologies Corp
(e)
6,036 105
Align Technology Inc
(e)
4,680 2,316
Avantor Inc
(e)
1,492,735 55,724
Bio-Techne Corp 2,325 875
Bruker Corp 6,073 404
Danaher Corp 1,953 558
Edwards Lifesciences Corp
(e)
1,851,756 202,212
Exact Sciences Corp
(e)
9,384 717

Schedule of Investments
LargeCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Globus Medical Inc
(e)
324 $ 22
IDEXX Laboratories Inc
(e)
5,029 2,551
Insulet Corp
(e)
102,224 25,351
Intuitive Surgical Inc
(e)
1,218,137 346,171
Masimo Corp
(e)
2,148 472
Natera Inc
(e)
4,566 323
Novocure Ltd
(e)
6,079 417
Penumbra Inc
(e)
2,055 464
Repligen Corp
(e)
3,058 606
ResMed Inc 7,699 1,760
STERIS PLC 684 153
Stryker Corp 429,983 106,658
Tandem Diabetes Care Inc
(e)
3,395 401
Teleflex Inc 515 160
Thermo Fisher Scientific Inc 421,097 244,784
Waters Corp
(e)
3,375 1,080
West Pharmaceutical Services Inc 4,366 1,717
$ 1,003,848
Healthcare - Services - 1 .99%
agilon health Inc
(e)
9,301 154
Amedisys Inc
(e)
1,674 226
Anthem Inc 50,507 22,273
Catalent Inc
(e)
2,375 247
Charles River Laboratories International Inc
(e)
2,770 914
Chemed Corp 257 121
DaVita Inc
(e)
2,915 316
Encompass Health Corp 3,485 216
HCA Healthcare Inc 123,368 29,614
Humana Inc 108,096 42,428
IQVIA Holdings Inc
(e)
5,598 1,371
Molina Healthcare Inc
(e)
545 158
Oak Street Health Inc
(e)
5,243 91
Sotera Health Co
(e)
5,861 126
Syneos Health Inc
(e)
814 74
UnitedHealth Group Inc 330,857 156,353
$ 254,682
Home Builders - 0 .02%
DR Horton Inc 8,163 728
NVR Inc
(e)
127 677
PulteGroup Inc 4,461 235
Thor Industries Inc 1,346 127
Toll Brothers Inc 2,835 167
$ 1,934
Home Furnishings - 0 .00%
Tempur Sealy International Inc 10,811 430
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 2,438 369
Insurance - 0 .03%
Alleghany Corp
(e)
90 60
Aon PLC 7,658 2,117
Arch Capital Group Ltd
(e)
5,405 250
Brown & Brown Inc 915 61
Erie Indemnity Co 1,080 199
Everest Re Group Ltd 557 158
GoHealth Inc
(e)
3,385 9
Lemonade Inc
(a),(e)
327 11
Lincoln National Corp 1,792 125
Markel Corp
(e)
139 171
Marsh & McLennan Cos Inc 3,560 547
RenaissanceRe Holdings Ltd 1,220 192
$ 3,900
Internet - 22 .87%
Alphabet Inc - A Shares
(e)
166,046 449,332
Alphabet Inc - C Shares
(e)
187,802 509,688
Amazon.com Inc
(e)
238,278 712,802
Anaplan Inc
(e)
8,399 406
Booking Holdings Inc
(e)
27,227 66,873
CDW Corp/DE 8,057 1,523
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Chewy Inc
(e)
2,102,933 $ 100,121
Coupang Inc
(e)
790,033 16,448
DoorDash Inc - Class A
(e)
64,058 7,270
eBay Inc 37,244 2,237
Etsy Inc
(e)
7,528 1,183
Expedia Group Inc
(e)
8,595 1,575
Farfetch Ltd
(e)
487,962 10,594
Figs Inc
(e)
1,654 37
GoDaddy Inc
(e)
1,065 81
IAC/InterActiveCorp
(e)
220,545 30,113
Lyft Inc
(e)
16,932 652
Mandiant Inc
(e)
4,255 64
Match Group Inc
(e)
1,829,644 206,201
Meta Platforms Inc
(e)
1,163,555 364,495
Netflix Inc
(e)
194,065 82,893
NortonLifeLock Inc 9,081 236
Okta Inc
(e)
7,495 1,483
Opendoor Technologies Inc
(e)
4,788 48
Palo Alto Networks Inc
(e)
5,664 2,931
Pinterest Inc
(e)
2,350,668 69,486
Roku Inc
(e)
7,001 1,149
Shopify Inc
(e)
170,907 164,795
Snap Inc Class A
(e)
1,656,320 53,897
Spotify Technology SA
(e)
338,271 66,389
TripAdvisor Inc
(e)
3,756 102
Twitter Inc
(e)
4,860 182
Uber Technologies Inc
(e)
82,232 3,075
Vimeo Inc
(e)
7,811 114
Wayfair Inc
(e)
2,479 387
Wix.com Ltd
(e)
3,162 415
Zendesk Inc
(e)
6,987 688
Zillow Group Inc - A Shares
(e)
3,521 176
Zillow Group Inc - C Shares
(e)
10,035 507
$ 2,930,648
Iron & Steel - 0 .00%
Steel Dynamics Inc 2,095 116
Leisure Products & Services - 0 .22%
Brunswick Corp/DE 651 59
Peloton Interactive Inc
(e)
989,842 27,052
Planet Fitness Inc
(e)
3,395 301
Polaris Inc 2,368 267
Virgin Galactic Holdings Inc
(a),(e)
9,662 89
YETI Holdings Inc
(e)
5,078 333
$ 28,101
Lodging - 0 .05%
Boyd Gaming Corp 1,085 64
Choice Hotels International Inc 2,065 296
Hilton Worldwide Holdings Inc
(e)
10,914 1,584
Las Vegas Sands Corp
(e)
19,658 861
Marriott International Inc/MD
(e)
16,179 2,607
Travel + Leisure Co 3,510 199
Wyndham Hotels & Resorts Inc 3,430 288
Wynn Resorts Ltd
(e)
6,273 536
$ 6,435
Machinery - Construction & Mining - 0 .05%
Caterpillar Inc 27,771 5,598
Vertiv Holdings Co 19,100 398
$ 5,996
Machinery - Diversified - 1 .72%
AGCO Corp 424 50
Cognex Corp 10,161 675
Deere & Co 16,603 6,249
Graco Inc 6,188 449
IDEX Corp 718,133 154,715
Ingersoll Rand Inc 994,839 55,920
Middleby Corp/The
(e)
1,031 191
Nordson Corp 618 144
Rockwell Automation Inc 4,184 1,210
Toro Co/The 6,036 583

Schedule of Investments
LargeCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Xylem Inc/NY 7,008 $ 736
$ 220,922
Media - 0 .05%
Altice USA Inc
(e)
9,316 134
Cable One Inc 163 252
Charter Communications Inc
(e)
7,044 4,179
FactSet Research Systems Inc 1,934 816
Nexstar Media Group Inc 233 39
Walt Disney Co/The
(e)
5,506 787
World Wrestling Entertainment Inc 2,395 120
$ 6,327
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 3,507 397
Mining - 0 .01%
Freeport-McMoRan Inc 25,496 949
Southern Copper Corp 4,555 291
$ 1,240
Miscellaneous Manufacturers - 0 .06%
3M Co 5,021 834
Axon Enterprise Inc
(e)
3,789 530
Carlisle Cos Inc 1,224 273
Donaldson Co Inc 983 55
Illinois Tool Works Inc 16,797 3,929
Parker-Hannifin Corp 1,261 391
Trane Technologies PLC 6,907 1,196
$ 7,208
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(e)
3,160 1,609
Oil & Gas - 0 .03%
Continental Resources Inc/OK 552 29
Coterra Energy Inc 7,922 173
Diamondback Energy Inc 5,082 641
EOG Resources Inc 4,120 459
Hess Corp 1,173 108
Occidental Petroleum Corp 6,692 252
Pioneer Natural Resources Co 5,720 1,252
Texas Pacific Land Corp 340 366
$ 3,280
Oil & Gas Services - 0 .00%
Halliburton Co 2,917 90
Packaging & Containers - 0 .01%
Ball Corp 5,652 549
Crown Holdings Inc 991 113
Graphic Packaging Holding Co 4,949 93
Sealed Air Corp 4,883 332
$ 1,087
Pharmaceuticals - 4 .41%
AbbVie Inc 105,190 14,400
Becton Dickinson and Co 150,961 38,365
Cardinal Health Inc 9,914 511
Cigna Corp 542,582 125,044
Dexcom Inc
(e)
405,080 174,379
Eli Lilly & Co 39,869 9,784
Herbalife Nutrition Ltd
(e)
1,231 52
McKesson Corp 1,359 349
Neurocrine Biosciences Inc
(e)
5,577 441
Sarepta Therapeutics Inc
(e)
4,950 354
Zoetis Inc 1,006,591 201,106
$ 564,785
Pipelines - 0 .01%
Cheniere Energy Inc 13,929 1,559
New Fortress Energy Inc 1,839 40
$ 1,599
Private Equity - 0 .05%
Ares Management Corp 7,421 591
Blackstone Inc 40,432 5,336
$ 5,927
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .00%
CBRE Group Inc 1,099 $ 111
REITs - 1 .55%
American Tower Corp 26,870 6,758
Crown Castle International Corp 25,578 4,668
Equinix Inc 3,771 2,734
Equity LifeStyle Properties Inc 5,447 426
Extra Space Storage Inc 725 144
Iron Mountain Inc 11,983 550
Lamar Advertising Co 4,467 495
Public Storage 6,846 2,454
SBA Communications Corp 544,872 177,323
Simon Property Group Inc 16,859 2,482
$ 198,034
Retail - 4 .75%
AutoZone Inc
(e)
264 524
Bath & Body Works Inc 8,487 476
Best Buy Co Inc 3,410 339
Burlington Stores Inc
(e)
3,710 879
CarMax Inc
(e)
869 97
Carvana Co
(e)
164,872 26,719
Chipotle Mexican Grill Inc
(e)
23,520 34,941
Costco Wholesale Corp 350,814 177,207
Darden Restaurants Inc 5,243 733
Dollar General Corp 300,817 62,714
Domino's Pizza Inc 1,474 670
Five Below Inc
(e)
3,268 536
Floor & Decor Holdings Inc
(e)
6,044 657
Freshpet Inc
(e)
2,415 225
GameStop Corp
(a),(e)
3,798 414
Home Depot Inc/The 63,314 23,235
Lithia Motors Inc 182 53
Lowe's Cos Inc 41,255 9,792
Lululemon Athletica Inc
(e)
493,462 164,697
McDonald's Corp 7,911 2,053
Nordstrom Inc
(e)
5,800 130
Olaplex Holdings Inc
(e)
1,039 23
O'Reilly Automotive Inc
(e)
1,208 787
Petco Health & Wellness Co Inc
(a),(e)
389 7
RH
(e)
1,039 419
Ross Stores Inc 839,694 82,080
Starbucks Corp 70,154 6,898
Target Corp 13,006 2,867
TJX Cos Inc/The 71,620 5,154
Tractor Supply Co 6,753 1,474
Ulta Beauty Inc
(e)
3,148 1,145
Victoria's Secret & Co
(e)
2,824 158
Vroom Inc
(e)
2,256 18
Wendy's Co/The 11,108 256
Williams-Sonoma Inc 3,375 542
Yum China Holdings Inc 2,044 98
Yum! Brands Inc 1,579 198
$ 609,215
Semiconductors - 4 .90%
Advanced Micro Devices Inc
(e)
422,358 48,254
Allegro MicroSystems Inc
(e)
2,365 67
Analog Devices Inc 12,715 2,085
Applied Materials Inc 53,627 7,410
ASML Holding NV - NY Reg Shares 135,507 91,765
Azenta Inc 3,577 302
Broadcom Inc 23,767 13,925
Entegris Inc 8,000 959
GLOBALFOUNDRIES Inc
(e)
1,636 81
IPG Photonics Corp
(e)
215 33
KLA Corp 9,025 3,513
Lam Research Corp 8,372 4,939
Microchip Technology Inc 27,289 2,114
Micron Technology Inc 9,197 757
MKS Instruments Inc 2,765 429
Monolithic Power Systems Inc 2,658 1,071

Schedule of Investments
LargeCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
NVIDIA Corp 1,016,061 $ 248,792
NXP Semiconductors NV 869,351 178,600
ON Semiconductor Corp
(e)
13,615 803
QUALCOMM Inc 67,162 11,804
Skyworks Solutions Inc 4,622 677
Teradyne Inc 9,689 1,138
Texas Instruments Inc 34,095 6,120
Xilinx Inc 14,630 2,832
$ 628,470
Software - 24 .51%
Adobe Inc
(e)
364,097 194,537
Alteryx Inc
(e)
3,664 209
ANSYS Inc
(e)
2,147 730
Aspen Technology Inc
(e)
4,053 609
Atlassian Corp PLC
(e)
99,190 32,172
Autodesk Inc
(e)
765,411 191,193
Avalara Inc
(e)
5,030 551
Bentley Systems Inc 8,009 322
Bill.com Holdings Inc
(e)
5,458 1,027
Broadridge Financial Solutions Inc 6,238 993
C3.ai Inc
(a),(e)
1,053 28
Cadence Design Systems Inc
(e)
16,346 2,487
CDK Global Inc 1,313 56
Citrix Systems Inc 2,610 266
Cloudflare Inc
(e)
14,447 1,393
Coupa Software Inc
(e)
589,405 79,139
Datadog Inc
(e)
15,129 2,211
Definitive Healthcare Corp
(e)
515 11
DocuSign Inc
(e)
11,470 1,443
DoubleVerify Holdings Inc
(e)
3,071 85
Dropbox Inc - A Shares
(e)
18,103 448
Duck Creek Technologies Inc
(e)
1,188 30
Dynatrace Inc
(e)
10,797 592
Elastic NV
(e)
4,361 407
Everbridge Inc
(e)
2,199 112
Fair Isaac Corp
(e)
1,576 780
Fiserv Inc
(e)
851,014 89,952
Five9 Inc
(e)
3,969 499
HashiCorp Inc
(a),(e)
49,376 3,278
HubSpot Inc
(e)
2,678 1,309
Informatica Inc
(e)
1,507 42
Intuit Inc 824,279 457,664
Jack Henry & Associates Inc 1,199 201
Jamf Holding Corp
(e)
2,788 92
Magic Leap Inc
(e),(f),(g)
10,706 206
Manhattan Associates Inc
(e)
1,997 267
Microsoft Corp 3,202,170 995,810
MongoDB Inc
(e)
124,457 50,419
MSCI Inc 3,375 1,809
nCino Inc
(e)
3,314 152
New Relic Inc
(e)
3,048 321
Nuance Communications Inc
(e)
6,428 355
Nutanix Inc
(e)
12,520 342
Oracle Corp 91,576 7,432
Palantir Technologies Inc
(e)
98,710 1,353
Paychex Inc 16,705 1,967
Paycom Software Inc
(e)
3,007 1,008
Paycor HCM Inc
(e)
1,086 28
Pegasystems Inc 2,274 226
Playtika Holding Corp
(e)
6,132 104
Procore Technologies Inc
(e)
2,547 159
PTC Inc
(e)
6,260 728
RingCentral Inc
(e)
4,857 857
Roper Technologies Inc 308,785 134,989
salesforce.com Inc
(e)
734,851 170,948
SentinelOne Inc
(e)
528,686 23,659
ServiceNow Inc
(e)
639,388 374,541
Skillz Inc
(a),(e)
18,192 88
Smartsheet Inc
(e)
7,115 443
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Snowflake Inc - Class A
(e)
39,205 $ 10,817
Splunk Inc
(e)
304,165 37,692
Stripe Inc - Class B
(e),(f),(g)
114,126 4,687
Synopsys Inc
(e)
177,327 55,060
Take-Two Interactive Software Inc
(e)
1,417 232
Teradata Corp
(e)
5,515 223
Twilio Inc
(e)
2,767 570
Tyler Technologies Inc
(e)
2,065 978
UiPath Inc
(e)
520,437 19,012
UIPATH Inc - Class A
(e),(g)
74,146 2,709
Unity Software Inc
(e)
8,959 942
Veeva Systems Inc
(e)
716,128 169,393
VMware Inc 4,913 631
Workday Inc
(e)
11,292 2,857
Zoom Video Communications Inc
(e)
12,943 1,997
Zynga Inc
(e)
29,448 267
$ 3,141,146
Telecommunications - 0 .02%
Arista Networks Inc
(e)
12,782 1,589
CommScope Holding Co Inc
(e)
12,427 117
Corning Inc 15,287 642
Switch Inc 7,139 183
Ubiquiti Inc 362 105
$ 2,636
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(e)
20,589 431
Transportation - 0 .16%
CH Robinson Worldwide Inc 1,619 169
Expeditors International of Washington Inc 7,287 834
FedEx Corp 6,342 1,559
JB Hunt Transport Services Inc 4,430 853
Landstar System Inc 1,985 318
Old Dominion Freight Line Inc 5,596 1,690
Union Pacific Corp 24,190 5,916
United Parcel Service Inc 43,088 8,713
XPO Logistics Inc
(e)
4,948 327
$ 20,379
TOTAL COMMON STOCKS $ 12,571,924
Total Investments $ 12,805,454
Other Assets and Liabilities -  0.07% 8,573
TOTAL NET ASSETS - 100.00% $ 12,814,027
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,347 or 0.04% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,139 or
0.04% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Technology 34 .24%
Communications 23 .08%
Consumer, Non-cyclical 21 .95%
Consumer, Cyclical 8 .22%
Financial 5 .60%
Industrial 3 .84%
Money Market Funds 1 .43%
Basic Materials 1 .30%
Investment Companies 0 .22%
Energy 0 .05%
Utilities 0 .00%
Other Assets and Liabilities
0 .07%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 173,540 $ 1,096,054 $ 1,087,263 $ 182,331
$ 173,540 $ 1,096,054 $ 1,087,263 $ 182,331
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Aurora Innovation Inc - Class B Lockup Shares 11/08/2021 $ 3,026 $ 3,504 0.03%
Magic Leap Inc 01/20/2016-10/12/20217 5,204 206 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 7,365 0.06%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 5,865 0.04%
Rivian Automotive Inc - Lockup Shares 11/10/2021 53,442 219,479 1.72%
Sila Nano Series F   0.00% 01/07/2021 4,277 4,277 0.03%
Stripe Inc - Class B 12/17/2019 1,791 4,687 0.04%
UIPATH Inc - Class A 04/21/2021 4,617 2,709 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,473 0.04%
Total $ 252,565 1.98%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2022 Long 390 $ 87,833 $ 3,280
Total $ 3,280
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .48 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .35%
iShares Core S&P 500 ETF 47,300 $ 21,369
Money Market Funds - 2 .13%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
487,478 488
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
132,023,457 132,023
$ 132,511
TOTAL INVESTMENT COMPANIES $ 153,880
COMMON STOCKS - 97 .34 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 62,293 $ 2,214
Omnicom Group Inc 33,629 2,534
$ 4,748
Aerospace & Defense - 1 .40%
Boeing Co/The
(d)
87,397 17,500
General Dynamics Corp 36,664 7,776
Howmet Aerospace Inc 60,830 1,891
L3Harris Technologies Inc 31,044 6,497
Lockheed Martin Corp 38,832 15,111
Northrop Grumman Corp 23,577 8,721
Raytheon Technologies Corp 236,798 21,357
Teledyne Technologies Inc
(d)
7,381 3,111
TransDigm Group Inc
(d)
8,283 5,104
$ 87,068
Agriculture - 0 .75%
Altria Group Inc 290,621 14,787
Archer-Daniels-Midland Co 88,505 6,638
Philip Morris International Inc 246,296 25,331
$ 46,756
Airlines - 0 .21%
Alaska Air Group Inc
(d)
19,823 1,085
American Airlines Group Inc
(d)
102,439 1,687
Delta Air Lines Inc
(d)
101,252 4,019
Southwest Airlines Co
(d)
93,644 4,191
United Airlines Holdings Inc
(d)
51,227 2,197
$ 13,179
Apparel - 0 .61%
NIKE Inc 202,154 29,933
PVH Corp 11,241 1,068
Ralph Lauren Corp 7,710 855
Tapestry Inc 43,530 1,652
Under Armour Inc - Class A
(d)
29,844 562
Under Armour Inc - Class C
(d)
34,024 544
VF Corp 51,575 3,363
$ 37,977
Automobile Manufacturers - 2 .50%
Cummins Inc 22,629 4,998
Ford Motor Co 621,013 12,607
General Motors Co
(d)
229,690 12,112
PACCAR Inc 54,924 5,107
Tesla Inc
(d)
128,691 120,547
$ 155,371
Automobile Parts & Equipment - 0 .12%
Aptiv PLC
(d)
42,796 5,845
BorgWarner Inc 37,932 1,663
$ 7,508
Banks - 5 .05%
Bank of America Corp 1,139,389 52,571
Bank of New York Mellon Corp/The 120,198 7,123
Citigroup Inc 313,921 20,443
Citizens Financial Group Inc 67,426 3,471
Comerica Inc 20,749 1,925
Fifth Third Bancorp 108,175 4,828
First Republic Bank/CA 28,359 4,923
Goldman Sachs Group Inc/The 53,703 19,047
Huntington Bancshares Inc/OH 228,838 3,446
JPMorgan Chase & Co 467,537 69,476
KeyCorp 147,299 3,691
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 20,358 $ 3,448
Morgan Stanley 227,108 23,288
Northern Trust Corp 32,853 3,832
PNC Financial Services Group Inc/The 66,864 13,773
Regions Financial Corp 150,813 3,460
Signature Bank/New York NY 9,592 2,922
State Street Corp 57,844 5,466
SVB Financial Group
(d)
9,284 5,421
Truist Financial Corp 211,185 13,267
US Bancorp 213,472 12,422
Wells Fargo & Co 630,799 33,937
Zions Bancorp NA 24,755 1,679
$ 313,859
Beverages - 1 .45%
Brown-Forman Corp - B Shares 28,909 1,949
Coca-Cola Co/The 615,016 37,522
Constellation Brands Inc 25,988 6,179
Molson Coors Beverage Co 29,806 1,421
Monster Beverage Corp
(d)
59,435 5,154
PepsiCo Inc 218,741 37,956
$ 90,181
Biotechnology - 1 .40%
Amgen Inc 89,113 20,241
Biogen Inc
(d)
23,240 5,252
Bio-Rad Laboratories Inc
(d)
3,418 2,050
Corteva Inc 115,318 5,545
Gilead Sciences Inc 198,448 13,629
Illumina Inc
(d)
24,727 8,625
Incyte Corp
(d)
29,703 2,208
Moderna Inc
(d)
55,805 9,450
Regeneron Pharmaceuticals Inc
(d)
16,725 10,179
Vertex Pharmaceuticals Inc
(d)
40,224 9,776
$ 86,955
Building Materials - 0 .43%
Carrier Global Corp 137,097 6,537
Fortune Brands Home & Security Inc 21,474 2,022
Johnson Controls International plc 112,121 8,148
Martin Marietta Materials Inc 9,869 3,840
Masco Corp 38,617 2,446
Vulcan Materials Co 20,994 3,995
$ 26,988
Chemicals - 1 .59%
Air Products and Chemicals Inc 35,020 9,880
Albemarle Corp 18,506 4,085
Celanese Corp 17,224 2,682
CF Industries Holdings Inc 33,932 2,337
Dow Inc 117,012 6,989
DuPont de Nemours Inc 81,968 6,279
Eastman Chemical Co 21,269 2,530
Ecolab Inc 39,442 7,472
FMC Corp 20,053 2,213
International Flavors & Fragrances Inc 40,266 5,312
Linde PLC 81,089 25,842
LyondellBasell Industries NV 41,593 4,023
Mosaic Co/The 58,600 2,341
PPG Industries Inc 37,557 5,866
Sherwin-Williams Co/The 38,163 10,934
$ 98,785
Commercial Services - 1 .91%
Automatic Data Processing Inc 66,665 13,744
Cintas Corp 13,905 5,444
Equifax Inc 19,301 4,628
FleetCor Technologies Inc
(d)
12,847 3,061
Gartner Inc
(d)
13,011 3,824
Global Payments Inc 45,905 6,880
IHS Markit Ltd 63,098 7,369
MarketAxess Holdings Inc 6,015 2,072
Moody's Corp 25,586 8,776
Nielsen Holdings PLC 56,763 1,071

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
185,878 $ 31,960
Quanta Services Inc 22,543 2,316
Robert Half International Inc 17,613 1,995
Rollins Inc 35,808 1,105
S&P Global Inc 38,127 15,831
United Rentals Inc
(d)
11,453 3,666
Verisk Analytics Inc 25,496 5,000
$ 118,742
Computers - 8 .45%
Accenture PLC - Class A 99,929 35,333
Apple Inc 2,465,788 430,970
Cognizant Technology Solutions Corp 83,097 7,098
DXC Technology Co
(d)
39,905 1,200
EPAM Systems Inc
(d)
8,973 4,272
Fortinet Inc
(d)
21,469 6,382
Hewlett Packard Enterprise Co 206,938 3,379
HP Inc 182,335 6,697
International Business Machines Corp 141,877 18,951
Leidos Holdings Inc 22,203 1,986
NetApp Inc 35,379 3,061
Seagate Technology Holdings PLC 32,405 3,472
Western Digital Corp
(d)
49,300 2,551
$ 525,352
Consumer Products - 0 .28%
Avery Dennison Corp 13,098 2,690
Church & Dwight Co Inc 38,627 3,965
Clorox Co/The 19,437 3,263
Kimberly-Clark Corp 53,270 7,333
$ 17,251
Cosmetics & Personal Care - 1 .35%
Colgate-Palmolive Co 133,342 10,994
Estee Lauder Cos Inc/The 36,656 11,429
Procter & Gamble Co/The 382,847 61,428
$ 83,851
Distribution & Wholesale - 0 .29%
Copart Inc
(d)
33,759 4,363
Fastenal Co 90,993 5,158
LKQ Corp 42,427 2,329
Pool Corp 6,342 3,020
WW Grainger Inc 6,847 3,390
$ 18,260
Diversified Financial Services - 3 .79%
American Express Co 99,257 17,848
Ameriprise Financial Inc 17,702 5,387
BlackRock Inc 22,591 18,591
Capital One Financial Corp 67,337 9,880
Cboe Global Markets Inc 16,871 2,000
Charles Schwab Corp/The 237,841 20,859
CME Group Inc 56,857 13,049
Discover Financial Services 46,367 5,367
Franklin Resources Inc 44,456 1,421
Intercontinental Exchange Inc 89,132 11,289
Invesco Ltd 53,994 1,224
Mastercard Inc 137,242 53,028
Nasdaq Inc 18,518 3,319
Raymond James Financial Inc 29,300 3,102
Synchrony Financial 86,580 3,687
T Rowe Price Group Inc 35,557 5,491
Visa Inc 265,310 60,005
$ 235,547
Electric - 2 .34%
AES Corp/The 105,476 2,339
Alliant Energy Corp 39,608 2,371
Ameren Corp 40,754 3,617
American Electric Power Co Inc 79,679 7,203
CenterPoint Energy Inc 99,489 2,822
CMS Energy Corp 45,831 2,951
Consolidated Edison Inc 55,964 4,838
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 128,130 $ 10,335
DTE Energy Co 30,648 3,691
Duke Energy Corp 121,693 12,785
Edison International 60,103 3,774
Entergy Corp 31,796 3,554
Evergy Inc 36,276 2,356
Eversource Energy 54,391 4,867
Exelon Corp 154,773 8,969
FirstEnergy Corp 86,129 3,614
NextEra Energy Inc 310,418 24,250
NRG Energy Inc 38,734 1,547
Pinnacle West Capital Corp 17,848 1,242
PPL Corp 118,768 3,525
Public Service Enterprise Group Inc 79,998 5,322
Sempra Energy 50,520 6,980
Southern Co/The 167,665 11,651
WEC Energy Group Inc 49,903 4,843
Xcel Energy Inc 85,220 5,936
$ 145,382
Electrical Components & Equipment - 0 .27%
AMETEK Inc 36,596 5,005
Emerson Electric Co 94,574 8,696
Generac Holdings Inc
(d)
9,981 2,819
$ 16,520
Electronics - 1 .06%
Agilent Technologies Inc 47,892 6,672
Allegion plc 14,190 1,742
Amphenol Corp 94,610 7,530
Fortive Corp 56,728 4,002
Garmin Ltd 24,036 2,991
Honeywell International Inc 108,913 22,270
Keysight Technologies Inc
(d)
29,140 4,919
Mettler-Toledo International Inc
(d)
3,637 5,356
TE Connectivity Ltd 51,625 7,383
Trimble Inc
(d)
39,710 2,865
$ 65,730
Energy - Alternate Sources - 0 .08%
Enphase Energy Inc
(d)
21,343 2,998
SolarEdge Technologies Inc
(d)
8,308 1,979
$ 4,977
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 20,616 2,684
Entertainment - 0 .10%
Caesars Entertainment Inc
(d)
33,819 2,575
Live Nation Entertainment Inc
(d)
21,370 2,340
Penn National Gaming Inc
(d)
26,281 1,199
$ 6,114
Environmental Control - 0 .24%
Pentair PLC 26,179 1,667
Republic Services Inc 33,110 4,227
Waste Management Inc 60,886 9,160
$ 15,054
Food - 0 .99%
Campbell Soup Co 32,024 1,413
Conagra Brands Inc 75,888 2,638
General Mills Inc 95,822 6,581
Hershey Co/The 23,001 4,533
Hormel Foods Corp 44,634 2,119
J M Smucker Co/The 17,142 2,410
Kellogg Co 40,475 2,550
Kraft Heinz Co/The 112,316 4,021
Kroger Co/The 107,060 4,666
Lamb Weston Holdings Inc 23,108 1,484
McCormick & Co Inc/MD 39,448 3,957
Mondelez International Inc 220,690 14,793
Sysco Corp 81,104 6,338
Tyson Foods Inc 46,641 4,239
$ 61,742

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .05%
International Paper Co 61,268 $ 2,956
Gas - 0 .07%
Atmos Energy Corp 20,950 2,246
NiSource Inc 62,127 1,813
$ 4,059
Hand & Machine Tools - 0 .10%
Snap-on Inc 8,500 1,770
Stanley Black & Decker Inc 25,792 4,505
$ 6,275
Healthcare - Products - 3 .73%
Abbott Laboratories 279,750 35,657
ABIOMED Inc
(d)
7,197 2,129
Align Technology Inc
(d)
11,601 5,742
Baxter International Inc 79,211 6,768
Bio-Techne Corp 6,216 2,340
Boston Scientific Corp
(d)
225,439 9,671
Cooper Cos Inc/The 7,800 3,107
Danaher Corp 100,613 28,754
DENTSPLY SIRONA Inc 34,584 1,848
Edwards Lifesciences Corp
(d)
98,772 10,786
Henry Schein Inc
(d)
21,939 1,652
Hologic Inc
(d)
40,102 2,817
IDEXX Laboratories Inc
(d)
13,415 6,806
Intuitive Surgical Inc
(d)
56,474 16,049
Medtronic PLC 212,912 22,034
PerkinElmer Inc 19,965 3,437
ResMed Inc 23,053 5,270
STERIS PLC 15,824 3,551
Stryker Corp 53,116 13,175
Teleflex Inc 7,411 2,299
Thermo Fisher Scientific Inc 62,340 36,238
Waters Corp
(d)
9,657 3,091
West Pharmaceutical Services Inc 11,719 4,608
Zimmer Biomet Holdings Inc 33,050 4,066
$ 231,895
Healthcare - Services - 2 .15%
Anthem Inc 38,399 16,934
Catalent Inc
(d)
27,082 2,815
Centene Corp
(d)
92,312 7,178
Charles River Laboratories International Inc
(d)
7,983 2,632
DaVita Inc
(d)
10,318 1,118
HCA Healthcare Inc 37,888 9,095
Humana Inc 20,334 7,981
IQVIA Holdings Inc
(d)
30,224 7,402
Laboratory Corp of America Holdings
(d)
15,141 4,109
Quest Diagnostics Inc 19,407 2,620
UnitedHealth Group Inc 149,004 70,415
Universal Health Services Inc 11,568 1,504
$ 133,803
Home Builders - 0 .22%
DR Horton Inc 51,566 4,601
Lennar Corp - A Shares 43,010 4,134
NVR Inc
(d)
518 2,759
PulteGroup Inc 40,057 2,111
$ 13,605
Home Furnishings - 0 .03%
Whirlpool Corp 9,610 2,020
Housewares - 0 .02%
Newell Brands Inc 59,897 1,390
Insurance - 3 .35%
Aflac Inc 96,285 6,049
Allstate Corp/The 45,355 5,473
American International Group Inc 131,358 7,586
Aon PLC 34,858 9,636
Arthur J Gallagher & Co 32,792 5,179
Assurant Inc 9,014 1,375
Berkshire Hathaway Inc - Class B
(d)
289,733 90,692
Brown & Brown Inc 37,085 2,458
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 68,147 $ 13,444
Cincinnati Financial Corp 23,708 2,794
Everest Re Group Ltd 6,229 1,765
Globe Life Inc 14,698 1,504
Hartford Financial Services Group Inc/The 53,847 3,870
Lincoln National Corp 26,875 1,881
Loews Corp 31,707 1,892
Marsh & McLennan Cos Inc 79,878 12,272
MetLife Inc 113,115 7,585
Principal Financial Group Inc 39,001 2,849
Progressive Corp/The 92,559 10,057
Prudential Financial Inc 59,803 6,672
Travelers Cos Inc/The 38,920 6,468
W R Berkley Corp 22,077 1,866
Willis Towers Watson PLC 19,714 4,612
$ 207,979
Internet - 10 .51%
Alphabet Inc - A Shares
(d)
47,589 128,779
Alphabet Inc - C Shares
(d)
44,236 120,055
Amazon.com Inc
(d)
69,000 206,411
Booking Holdings Inc
(d)
6,496 15,955
CDW Corp/DE 21,472 4,059
eBay Inc 99,038 5,949
Etsy Inc
(d)
20,057 3,151
Expedia Group Inc
(d)
23,098 4,234
F5 Inc
(d)
9,541 1,981
Match Group Inc
(d)
44,785 5,047
Meta Platforms Inc
(d)
374,357 117,271
Netflix Inc
(d)
70,076 29,932
NortonLifeLock Inc 92,036 2,394
Twitter Inc
(d)
126,501 4,745
VeriSign Inc
(d)
15,289 3,321
$ 653,284
Iron & Steel - 0 .07%
Nucor Corp 45,216 4,585
Leisure Products & Services - 0 .11%
Carnival Corp
(d)
127,268 2,521
Norwegian Cruise Line Holdings Ltd
(d)
58,540 1,220
Royal Caribbean Cruises Ltd
(d)
35,471 2,760
$ 6,501
Lodging - 0 .32%
Hilton Worldwide Holdings Inc
(d)
44,094 6,398
Las Vegas Sands Corp
(d)
54,389 2,382
Marriott International Inc/MD
(d)
43,280 6,973
MGM Resorts International 61,580 2,631
Wynn Resorts Ltd
(d)
16,650 1,423
$ 19,807
Machinery - Construction & Mining - 0 .28%
Caterpillar Inc 85,581 17,250
Machinery - Diversified - 0 .70%
Deere & Co 44,639 16,802
Dover Corp 22,779 3,870
IDEX Corp 12,028 2,591
Ingersoll Rand Inc 64,481 3,625
Otis Worldwide Corp 67,202 5,741
Rockwell Automation Inc 18,348 5,307
Westinghouse Air Brake Technologies Corp 29,556 2,628
Xylem Inc/NY 28,528 2,996
$ 43,560
Media - 1 .65%
Charter Communications Inc
(d)
19,572 11,613
Comcast Corp - Class A 721,331 36,059
Discovery Inc - A Shares
(d),(e)
26,769 747
Discovery Inc - C Shares
(d)
48,052 1,314
DISH Network Corp
(d)
39,504 1,240
FactSet Research Systems Inc 5,955 2,512
Fox Corp - A Shares 50,682 2,058
Fox Corp - B Shares 23,266 865

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 62,180 $ 1,383
News Corp - B Shares 19,265 429
ViacomCBS Inc - Class B 95,983 3,211
Walt Disney Co/The
(d)
287,477 41,101
$ 102,532
Mining - 0 .26%
Freeport-McMoRan Inc 232,318 8,647
Newmont Corp 126,157 7,717
$ 16,364
Miscellaneous Manufacturers - 1 .11%
3M Co 91,167 15,135
A O Smith Corp 21,070 1,610
Eaton Corp PLC 63,060 9,991
General Electric Co 173,729 16,414
Illinois Tool Works Inc 45,189 10,571
Parker-Hannifin Corp 20,424 6,332
Textron Inc 34,874 2,373
Trane Technologies PLC 37,579 6,505
$ 68,931
Office & Business Equipment - 0 .07%
Zebra Technologies Corp
(d)
8,454 4,304
Oil & Gas - 2 .75%
APA Corp 57,473 1,909
Chevron Corp 304,969 40,051
ConocoPhillips 208,664 18,492
Coterra Energy Inc 128,711 2,819
Devon Energy Corp 99,606 5,037
Diamondback Energy Inc 26,942 3,399
EOG Resources Inc 92,563 10,319
Exxon Mobil Corp 669,768 50,875
Hess Corp 43,610 4,025
Marathon Oil Corp 123,168 2,398
Marathon Petroleum Corp 97,390 6,988
Occidental Petroleum Corp 140,371 5,288
Phillips 66 69,320 5,878
Pioneer Natural Resources Co 35,919 7,862
Valero Energy Corp 64,679 5,366
$ 170,706
Oil & Gas Services - 0 .27%
Baker Hughes Co 138,280 3,794
Halliburton Co 141,611 4,353
Schlumberger NV 221,902 8,670
$ 16,817
Packaging & Containers - 0 .22%
Amcor PLC 242,555 2,913
Ball Corp 51,243 4,976
Packaging Corp of America 15,027 2,263
Sealed Air Corp 23,440 1,592
Westrock Co 42,241 1,950
$ 13,694
Pharmaceuticals - 5 .25%
AbbVie Inc 279,685 38,286
AmerisourceBergen Corp 23,668 3,224
Becton Dickinson and Co 45,434 11,547
Bristol-Myers Squibb Co 351,157 22,787
Cardinal Health Inc 44,582 2,299
Cigna Corp 52,434 12,084
CVS Health Corp 208,838 22,243
Dexcom Inc
(d)
15,333 6,601
Eli Lilly & Co 125,609 30,823
Johnson & Johnson 416,487 71,756
McKesson Corp 24,155 6,201
Merck & Co Inc 399,614 32,560
Organon & Co 40,112 1,280
Pfizer Inc 887,979 46,788
Viatris Inc 191,331 2,864
Zoetis Inc 74,850 14,954
$ 326,297
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .25%
Kinder Morgan Inc 308,495 $ 5,356
ONEOK Inc 70,549 4,281
Williams Cos Inc/The 192,222 5,755
$ 15,392
Real Estate - 0 .09%
CBRE Group Inc 52,947 5,366
REITs - 2 .52%
Alexandria Real Estate Equities Inc 22,309 4,347
American Tower Corp 72,048 18,120
AvalonBay Communities Inc 22,107 5,399
Boston Properties Inc 22,488 2,520
Crown Castle International Corp 68,376 12,479
Digital Realty Trust Inc 44,896 6,700
Duke Realty Corp 60,252 3,481
Equinix Inc 14,244 10,326
Equity Residential 53,989 4,790
Essex Property Trust Inc 10,297 3,424
Extra Space Storage Inc 21,182 4,198
Federal Realty Investment Trust 11,075 1,412
Healthpeak Properties Inc 85,283 3,016
Host Hotels & Resorts Inc
(d)
112,963 1,959
Iron Mountain Inc 45,807 2,103
Kimco Realty Corp 97,521 2,366
Mid-America Apartment Communities Inc 18,216 3,765
Prologis Inc 116,964 18,342
Public Storage 24,135 8,653
Realty Income Corp 89,506 6,213
Regency Centers Corp 24,377 1,749
SBA Communications Corp 17,210 5,601
Simon Property Group Inc 51,987 7,653
UDR Inc 45,979 2,613
Ventas Inc 63,151 3,348
Vornado Realty Trust 25,153 1,032
Welltower Inc 68,862 5,966
Weyerhaeuser Co 118,502 4,791
$ 156,366
Retail - 5 .00%
Advance Auto Parts Inc 9,968 2,308
AutoZone Inc
(d)
3,318 6,591
Bath & Body Works Inc 41,824 2,345
Best Buy Co Inc 35,023 3,477
CarMax Inc
(d)
25,647 2,851
Chipotle Mexican Grill Inc
(d)
4,451 6,612
Costco Wholesale Corp 69,898 35,308
Darden Restaurants Inc 20,533 2,872
Dollar General Corp 36,911 7,695
Dollar Tree Inc
(d)
35,583 4,669
Domino's Pizza Inc 5,757 2,617
Gap Inc/The 33,917 613
Genuine Parts Co 22,532 3,002
Home Depot Inc/The 166,964 61,272
Lowe's Cos Inc 109,547 26,001
McDonald's Corp 118,217 30,671
O'Reilly Automotive Inc
(d)
10,660 6,948
Ross Stores Inc 56,222 5,496
Starbucks Corp 186,680 18,354
Target Corp 77,211 17,020
TJX Cos Inc/The 190,248 13,692
Tractor Supply Co 18,007 3,931
Ulta Beauty Inc
(d)
8,600 3,128
Walgreens Boots Alliance Inc 113,663 5,656
Walmart Inc 224,989 31,456
Yum! Brands Inc 46,376 5,805
$ 310,390
Savings & Loans - 0 .02%
People's United Financial Inc 67,714 1,312

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .67%
Advanced Micro Devices Inc
(d)
191,050 $ 21,827
Analog Devices Inc 85,020 13,941
Applied Materials Inc 142,849 19,739
Broadcom Inc 65,119 38,152
Intel Corp 643,417 31,412
IPG Photonics Corp
(d)
5,651 873
KLA Corp 23,988 9,338
Lam Research Corp 22,275 13,140
Microchip Technology Inc 87,782 6,801
Micron Technology Inc 176,972 14,560
Monolithic Power Systems Inc 6,854 2,762
NVIDIA Corp 395,510 96,845
NXP Semiconductors NV 42,071 8,643
Qorvo Inc
(d)
17,438 2,394
QUALCOMM Inc 177,190 31,143
Skyworks Solutions Inc 26,126 3,828
Teradyne Inc 25,788 3,028
Texas Instruments Inc 146,105 26,224
Xilinx Inc 39,215 7,590
$ 352,240
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,337 1,186
Software - 9 .99%
Activision Blizzard Inc 123,223 9,736
Adobe Inc
(d)
75,273 40,218
Akamai Technologies Inc
(d)
25,705 2,945
ANSYS Inc
(d)
13,803 4,693
Autodesk Inc
(d)
34,781 8,688
Broadridge Financial Solutions Inc 18,443 2,937
Cadence Design Systems Inc
(d)
43,844 6,670
Ceridian HCM Holding Inc
(d)
21,547 1,634
Cerner Corp 46,549 4,245
Citrix Systems Inc 19,731 2,011
Electronic Arts Inc 44,743 5,936
Fidelity National Information Services Inc 96,338 11,553
Fiserv Inc
(d)
94,008 9,937
Intuit Inc 44,798 24,873
Jack Henry & Associates Inc 11,714 1,966
Microsoft Corp 1,187,795 369,380
MSCI Inc 13,043 6,993
Oracle Corp 255,165 20,709
Paychex Inc 50,771 5,979
Paycom Software Inc
(d)
7,615 2,553
PTC Inc
(d)
16,713 1,943
Roper Technologies Inc 16,688 7,295
salesforce.com Inc
(d)
154,881 36,030
ServiceNow Inc
(d)
31,482 18,442
Synopsys Inc
(d)
24,126 7,491
Take-Two Interactive Software Inc
(d)
18,241 2,979
Tyler Technologies Inc
(d)
6,482 3,071
$ 620,907
Telecommunications - 2 .10%
Arista Networks Inc
(d)
35,487 4,412
AT&T Inc 1,129,737 28,808
Cisco Systems Inc/Delaware 667,247 37,146
Corning Inc 121,511 5,108
Juniper Networks Inc 51,444 1,791
Lumen Technologies Inc 145,787 1,802
Motorola Solutions Inc 26,720 6,198
T-Mobile US Inc
(d)
92,874 10,046
Verizon Communications Inc 654,992 34,865
$ 130,176
Textiles - 0 .02%
Mohawk Industries Inc
(d)
8,680 1,370
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 20,514 1,897
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .49%
CH Robinson Worldwide Inc 20,565 $ 2,152
CSX Corp 350,896 12,008
Expeditors International of Washington Inc 26,801 3,068
FedEx Corp 38,665 9,506
JB Hunt Transport Services Inc 13,290 2,559
Norfolk Southern Corp 38,499 10,471
Old Dominion Freight Line Inc 14,739 4,450
Union Pacific Corp 101,707 24,873
United Parcel Service Inc 115,355 23,326
$ 92,413
Water - 0 .07%
American Water Works Co Inc 28,720 4,618
TOTAL COMMON STOCKS $ 6,048,828
Total Investments $ 6,202,708
Other Assets and Liabilities -  0.18% 11,351
TOTAL NET ASSETS - 100.00% $ 6,214,059
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $488 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $491 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 24 .18%
Consumer, Non-cyclical 19 .26%
Financial 14 .82%
Communications 14 .34%
Consumer, Cyclical 9 .58%
Industrial 7 .36%
Energy 3 .35%
Utilities 2 .48%
Money Market Funds 2 .13%
Basic Materials 1 .97%
Investment Companies 0 .35%
Other Assets and Liabilities
0 .18%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 227,310 $ 474,654 $ 569,941 $ 132,023
$ 227,310 $ 474,654 $ 569,941 $ 132,023
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2022 Long 611 $ 137,605 $ (4,875)
Total $ (4,875)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .53 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .33%
iShares Russell 1000 Value ETF 72,861 $ 11,945
Money Market Funds - 3 .20%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
579,168 579
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
113,306,994 113,307
$ 113,886
TOTAL INVESTMENT COMPANIES $ 125,831
COMMON STOCKS - 96 .99 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 10,563 $ 375
Omnicom Group Inc 5,725 432
$ 807
Aerospace & Defense - 1 .61%
Boeing Co/The
(d)
14,447 2,893
BWX Technologies Inc 667 30
General Dynamics Corp 6,702 1,422
HEICO Corp 815 111
HEICO Corp - Class A 1,432 157
Hexcel Corp 2,259 118
Howmet Aerospace Inc 9,757 303
L3Harris Technologies Inc 135,759 28,413
Lockheed Martin Corp 839 327
Mercury Systems Inc
(d)
1,482 84
Northrop Grumman Corp 3,661 1,354
Raytheon Technologies Corp 233,794 21,086
Spirit AeroSystems Holdings Inc 1,992 87
Teledyne Technologies Inc
(d)
1,241 523
TransDigm Group Inc
(d)
990 610
$ 57,518
Agriculture - 0 .20%
Altria Group Inc 22,128 1,126
Archer-Daniels-Midland Co 14,973 1,123
Bunge Ltd 3,692 365
Darling Ingredients Inc
(d)
4,112 262
Philip Morris International Inc 42,010 4,321
$ 7,197
Airlines - 0 .05%
Alaska Air Group Inc
(d)
3,252 178
American Airlines Group Inc
(d)
17,165 283
Copa Holdings SA
(d)
846 71
JetBlue Airways Corp
(d)
8,373 122
Southwest Airlines Co
(d)
15,884 711
United Airlines Holdings Inc
(d)
8,691 373
$ 1,738
Apparel - 0 .81%
Capri Holdings Ltd
(d)
3,968 238
Carter's Inc 1,158 108
Columbia Sportswear Co 1,005 93
Deckers Outdoor Corp
(d)
646 207
Hanesbrands Inc 3,752 61
PVH Corp 1,904 181
Ralph Lauren Corp 245,851 27,250
Skechers USA Inc
(d)
3,145 132
Tapestry Inc 6,753 256
Under Armour Inc - Class A
(d)
5,162 97
Under Armour Inc - Class C
(d)
5,193 83
VF Corp 3,108 203
$ 28,909
Automobile Manufacturers - 0 .86%
Cummins Inc 3,864 853
Ford Motor Co 105,303 2,138
General Motors Co
(d)
506,534 26,710
PACCAR Inc 9,163 852
Rivian Automotive Inc
(d)
2,886 190
TuSimple Holdings Inc
(d),(e)
3,157 59
$ 30,802
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .05%
Allison Transmission Holdings Inc 747 $ 28
Aptiv PLC
(d)
5,930 810
BorgWarner Inc 6,439 282
Gentex Corp 6,490 204
Lear Corp 1,624 272
QuantumScape Corp
(d),(e)
1,882 32
$ 1,628
Banks - 10 .19%
Bank of America Corp 830,228 38,306
Bank of Hawaii Corp 1,079 93
Bank of New York Mellon Corp/The 20,399 1,209
Bank OZK 3,317 155
BOK Financial Corp 860 88
Citigroup Inc 53,527 3,486
Citizens Financial Group Inc 9,402 484
Comerica Inc 3,532 328
Commerce Bancshares Inc/MO 3,008 207
Cullen/Frost Bankers Inc 1,516 214
East West Bancorp Inc 3,830 331
Fifth Third Bancorp 18,370 820
First Citizens BancShares Inc/NC 327 255
First Hawaiian Inc 3,553 101
First Horizon Corp 14,779 253
First Republic Bank/CA 4,794 832
FNB Corp/PA 8,782 113
Goldman Sachs Group Inc/The 114,798 40,716
Huntington Bancshares Inc/OH 38,703 583
JPMorgan Chase & Co 203,130 30,185
KeyCorp 25,011 627
M&T Bank Corp 219,552 37,188
Morgan Stanley 36,124 3,704
Northern Trust Corp 276,324 32,231
PacWest Bancorp 3,197 148
Pinnacle Financial Partners Inc 2,004 194
PNC Financial Services Group Inc/The 151,450 31,197
Popular Inc 2,131 190
Prosperity Bancshares Inc 2,423 177
Regions Financial Corp 25,853 593
Signature Bank/New York NY 1,596 486
State Street Corp 9,827 929
SVB Financial Group
(d)
1,524 890
Synovus Financial Corp 3,668 182
Truist Financial Corp 36,146 2,271
Umpqua Holdings Corp 6,023 122
US Bancorp 801,127 46,618
Webster Financial Corp 4,801 273
Wells Fargo & Co 1,110,976 59,771
Western Alliance Bancorp 262,205 26,008
Wintrust Financial Corp 1,565 153
Zions Bancorp NA 4,153 282
$ 362,993
Beverages - 1 .82%
Brown-Forman Corp - A Shares 615 39
Brown-Forman Corp - B Shares 2,483 167
Coca-Cola Co/The 30,725 1,875
Coca-Cola Europacific Partners PLC 551,953 31,544
Constellation Brands Inc 4,209 1,001
Keurig Dr Pepper Inc 18,794 713
Molson Coors Beverage Co 4,743 226
Monster Beverage Corp
(d)
717 62
PepsiCo Inc 168,707 29,274
$ 64,901
Biotechnology - 2 .01%
Amgen Inc 2,709 615
Biogen Inc
(d)
3,944 891
BioMarin Pharmaceutical Inc
(d)
4,902 434
Bio-Rad Laboratories Inc
(d)
575 345
Certara Inc
(d)
1,221 33
Corteva Inc 747,121 35,922

Schedule of Investments
LargeCap Value Fund III
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Exelixis Inc
(d)
1,269 $ 23
Gilead Sciences Inc 434,668 29,853
Horizon Therapeutics Plc
(d)
4,770 445
Incyte Corp
(d)
712 53
Ionis Pharmaceuticals Inc
(d)
317 10
Iovance Biotherapeutics Inc
(d)
2,716 45
Mirati Therapeutics Inc
(d)
184 22
Nektar Therapeutics
(d)
4,743 53
Regeneron Pharmaceuticals Inc
(d)
2,408 1,465
Royalty Pharma PLC 3,567 143
Sage Therapeutics Inc
(d)
1,379 54
Seagen Inc
(d)
383 52
Ultragenyx Pharmaceutical Inc
(d)
441 31
United Therapeutics Corp
(d)
1,175 237
Vertex Pharmaceuticals Inc
(d)
4,119 1,001
$ 71,727
Building Materials - 0 .15%
Armstrong World Industries Inc 661 65
AZEK Co Inc/The
(d)
1,334 44
Builders FirstSource Inc
(d)
5,105 347
Carrier Global Corp 12,441 593
Eagle Materials Inc 1,073 157
Fortune Brands Home & Security Inc 2,768 261
Hayward Holdings Inc
(d)
1,336 26
Johnson Controls International plc 19,256 1,399
Lennox International Inc 889 252
Louisiana-Pacific Corp 2,191 146
Martin Marietta Materials Inc 1,671 650
Masco Corp 6,632 420
MDU Resources Group Inc 5,421 159
Owens Corning 2,701 240
Vulcan Materials Co 3,555 677
$ 5,436
Chemicals - 4 .34%
Air Products and Chemicals Inc 85,409 24,095
Albemarle Corp 3,124 690
Ashland Global Holdings Inc 1,497 144
Axalta Coating Systems Ltd
(d)
899,170 26,625
Celanese Corp 1,867 291
CF Industries Holdings Inc 5,802 399
Chemours Co/The 2,147 70
Diversey Holdings Ltd
(d)
334 4
Dow Inc 18,665 1,115
DuPont de Nemours Inc 324,760 24,877
Eastman Chemical Co 3,649 434
Ecolab Inc 827 157
Element Solutions Inc 6,227 140
FMC Corp 2,588 286
Huntsman Corp 868,019 31,101
International Flavors & Fragrances Inc 319,434 42,140
LyondellBasell Industries NV 6,199 600
Mosaic Co/The 10,001 399
NewMarket Corp 179 60
Olin Corp 3,572 181
PPG Industries Inc 3,680 575
RPM International Inc 1,426 126
Valvoline Inc 4,812 158
Westlake Chemical Corp 713 70
$ 154,737
Commercial Services - 1 .07%
ADT Inc 4,226 32
AMERCO 242 147
Aramark 900,133 30,866
Automatic Data Processing Inc 916 189
Bright Horizons Family Solutions Inc
(d)
330 42
Chegg Inc
(d)
945 25
Cintas Corp 152 60
CoStar Group Inc
(d)
2,351 165
Driven Brands Holdings Inc
(d)
1,444 41
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Dun & Bradstreet Holdings Inc
(d)
4,305 $ 86
Equifax Inc 2,011 482
Euronet Worldwide Inc
(d)
398 53
FleetCor Technologies Inc
(d)
1,651 393
FTI Consulting Inc
(d)
902 132
Global Payments Inc 7,773 1,165
Grand Canyon Education Inc
(d)
1,069 89
GXO Logistics Inc
(d)
375 30
H&R Block Inc 1,008 23
IHS Markit Ltd 10,038 1,172
Legalzoom.com Inc
(d),(e)
215 3
ManpowerGroup Inc 1,460 153
Mister Car Wash Inc
(d),(e)
309 5
Moody's Corp 225 77
Morningstar Inc 68 20
Nielsen Holdings PLC 9,683 183
Paysafe Ltd
(d),(e)
18,772 68
Quanta Services Inc 3,812 392
Robert Half International Inc 364 41
Rollins Inc 459 14
S&P Global Inc 1,893 786
Service Corp International/US 4,399 272
StoneCo Ltd
(d)
432 7
Terminix Global Holdings Inc
(d)
3,267 141
TransUnion 1,629 168
United Rentals Inc
(d)
1,270 407
Verisk Analytics Inc 1,548 304
WEX Inc
(d)
395 64
$ 38,297
Computers - 1 .28%
Accenture PLC - Class A 3,353 1,186
Amdocs Ltd 3,440 261
CACI International Inc
(d)
623 154
Cognizant Technology Solutions Corp 437,354 37,359
Dell Technologies Inc
(d)
3,784 215
DXC Technology Co
(d)
6,891 207
Genpact Ltd 4,676 233
Hewlett Packard Enterprise Co 34,973 571
HP Inc 20,299 746
International Business Machines Corp 24,109 3,220
Kyndryl Holdings Inc
(d)
6,041 102
Leidos Holdings Inc 3,794 339
Lumentum Holdings Inc
(d)
1,954 198
McAfee Corp 518 13
NCR Corp
(d)
2,262 86
NetApp Inc 2,016 175
Pure Storage Inc
(d)
489 13
Science Applications International Corp 1,555 128
Thoughtworks Holding Inc
(d)
754 16
Western Digital Corp
(d)
8,411 435
$ 45,657
Consumer Products - 0 .05%
Avery Dennison Corp 1,044 214
Church & Dwight Co Inc 6,248 641
Clorox Co/The 636 107
Kimberly-Clark Corp 4,509 621
Reynolds Consumer Products Inc 1,460 44
Spectrum Brands Holdings Inc 1,162 104
$ 1,731
Cosmetics & Personal Care - 0 .32%
Colgate-Palmolive Co 10,561 871
Coty Inc
(d)
9,122 77
Procter & Gamble Co/The 64,930 10,418
$ 11,366
Distribution & Wholesale - 0 .03%
Core & Main Inc
(d)
481 11
Fastenal Co 1,744 99
Leslie's Inc
(d)
355 7
LKQ Corp 7,322 402

Schedule of Investments
LargeCap Value Fund III
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
SiteOne Landscape Supply Inc
(d)
566 $ 102
Univar Solutions Inc
(d)
4,569 121
Watsco Inc 880 249
WW Grainger Inc 212 105
$ 1,096
Diversified Financial Services - 4 .20%
Affiliated Managers Group Inc 1,116 163
Air Lease Corp 2,894 115
Alliance Data Systems Corp 1,335 92
Ally Financial Inc 9,331 445
American Express Co 153,790 27,655
Ameriprise Financial Inc 1,330 405
Apollo Global Management Inc 3,604 252
BlackRock Inc 3,856 3,173
Capital One Financial Corp 11,398 1,672
Cboe Global Markets Inc 2,857 339
Charles Schwab Corp/The 559,919 49,105
CME Group Inc 9,644 2,213
Credit Acceptance Corp
(d)
202 109
Discover Financial Services 3,553 411
Evercore Inc - Class A 1,066 133
Franklin Resources Inc 7,772 249
Interactive Brokers Group Inc - A Shares 2,156 147
Intercontinental Exchange Inc 227,212 28,779
Invesco Ltd 8,968 203
Janus Henderson Group PLC 4,590 169
Jefferies Financial Group Inc 5,889 216
Lazard Ltd 2,738 120
Nasdaq Inc 3,131 561
OneMain Holdings Inc 2,948 152
Raymond James Financial Inc 4,711 499
SEI Investments Co 2,879 169
SLM Corp 7,874 144
Stifel Financial Corp 2,740 205
Synchrony Financial 11,965 510
T Rowe Price Group Inc 4,054 626
Tradeweb Markets Inc 2,819 239
UWM Holdings Corp
(e)
643 3
Virtu Financial Inc 2,508 78
Visa Inc 133,970 30,300
Western Union Co/The 8,256 156
$ 149,807
Electric - 2 .69%
AES Corp/The 17,760 394
Alliant Energy Corp 6,724 403
Ameren Corp 6,843 607
American Electric Power Co Inc 13,459 1,217
Avangrid Inc 1,554 73
Brookfield Renewable Corp 2,570 88
CenterPoint Energy Inc 15,976 453
CMS Energy Corp 7,766 500
Consolidated Edison Inc 9,531 824
Dominion Energy Inc 21,675 1,748
DTE Energy Co 249,793 30,083
Duke Energy Corp 20,706 2,175
Edison International 10,027 630
Entergy Corp 5,389 602
Evergy Inc 6,152 400
Eversource Energy 9,230 826
Exelon Corp 26,262 1,522
FirstEnergy Corp 14,621 614
Hawaiian Electric Industries Inc 2,904 123
IDACORP Inc 1,365 150
NextEra Energy Inc 370,563 28,948
NRG Energy Inc 3,572 143
OGE Energy Corp 5,432 206
PG&E Corp
(d)
40,615 519
Pinnacle West Capital Corp 226,544 15,769
PPL Corp 20,267 602
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Public Service Enterprise Group Inc 13,562 $ 902
Sempra Energy 8,612 1,190
Southern Co/The 28,467 1,978
Vistra Corp 12,676 276
WEC Energy Group Inc 8,486 824
Xcel Energy Inc 14,477 1,008
$ 95,797
Electrical Components & Equipment - 0 .08%
Acuity Brands Inc 932 178
AMETEK Inc 6,197 848
ChargePoint Holdings Inc
(d),(e)
6,030 83
Emerson Electric Co 16,052 1,476
Littelfuse Inc 633 171
$ 2,756
Electronics - 0 .99%
Agilent Technologies Inc 852 119
Allegion plc 578 71
Amphenol Corp 4,539 361
Arrow Electronics Inc
(d)
1,867 231
Avnet Inc 2,685 108
Coherent Inc
(d)
73 19
Fortive Corp 8,784 620
Garmin Ltd 4,065 506
Honeywell International Inc 151,795 31,039
Hubbell Inc 1,461 274
Jabil Inc 811 50
Keysight Technologies Inc
(d)
2,797 472
National Instruments Corp 3,500 144
nVent Electric PLC 4,475 155
Sensata Technologies Holding PLC
(d)
4,189 240
TD SYNNEX Corp 1,123 117
Trimble Inc
(d)
6,730 486
Vontier Corp 2,088 59
Woodward Inc 1,542 170
$ 35,241
Energy - Alternate Sources - 0 .01%
First Solar Inc
(d)
2,848 223
Fluence Energy Inc
(d)
540 10
Shoals Technologies Group Inc
(d)
2,748 47
Sunrun Inc
(d)
5,357 139
$ 419
Engineering & Construction - 0 .76%
AECOM 380,919 26,333
Frontdoor Inc
(d)
773 28
Jacobs Engineering Group Inc 3,473 452
MasTec Inc
(d)
1,508 130
TopBuild Corp
(d)
151 35
$ 26,978
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
2,030 155
Live Nation Entertainment Inc
(d)
2,293 251
Madison Square Garden Sports Corp
(d)
312 52
Marriott Vacations Worldwide Corp 1,117 181
Penn National Gaming Inc
(d)
4,147 189
Six Flags Entertainment Corp
(d)
1,279 50
$ 878
Environmental Control - 0 .08%
Clean Harbors Inc
(d)
1,393 129
Pentair PLC 4,482 286
Republic Services Inc 5,650 721
Stericycle Inc
(d)
2,474 145
Waste Management Inc 9,565 1,439
$ 2,720
Food - 0 .82%
Albertsons Cos Inc 4,174 118
Beyond Meat Inc
(d),(e)
200 13
Campbell Soup Co 5,244 231
Conagra Brands Inc 12,667 440

Schedule of Investments
LargeCap Value Fund III
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Flowers Foods Inc 5,060 $ 142
General Mills Inc 16,417 1,128
Grocery Outlet Holding Corp
(d)
2,348 60
Hain Celestial Group Inc/The
(d)
2,458 90
Hershey Co/The 559 110
Hormel Foods Corp 7,590 360
Ingredion Inc 1,821 172
J M Smucker Co/The 2,868 403
Kellogg Co 3,764 237
Kraft Heinz Co/The 18,723 670
Kroger Co/The 19,932 869
Lamb Weston Holdings Inc 2,762 177
McCormick & Co Inc/MD 203,390 20,402
Mondelez International Inc 37,529 2,516
Pilgrim's Pride Corp
(d)
714 20
Post Holdings Inc
(d)
1,606 170
Seaboard Corp 7 27
Tyson Foods Inc 7,723 702
US Foods Holding Corp
(d)
5,974 211
$ 29,268
Forest Products & Paper - 0 .02%
International Paper Co 10,523 508
Sylvamo Corp
(d)
1,009 30
$ 538
Gas - 0 .03%
Atmos Energy Corp 3,476 373
National Fuel Gas Co 2,344 142
NiSource Inc 10,413 304
UGI Corp 5,655 256
$ 1,075
Hand & Machine Tools - 0 .99%
MSA Safety Inc 702 96
Regal Rexnord Corp 1,431 227
Snap-on Inc 1,435 299
Stanley Black & Decker Inc 198,899 34,738
$ 35,360
Healthcare - Products - 2 .18%
Abbott Laboratories 23,430 2,986
Adaptive Biotechnologies Corp
(d)
336 6
Baxter International Inc 13,524 1,156
Boston Scientific Corp
(d)
38,174 1,638
Cooper Cos Inc/The 1,300 518
Danaher Corp 16,198 4,629
DENTSPLY SIRONA Inc 5,843 312
Envista Holdings Corp
(d)
4,335 187
Exact Sciences Corp
(d)
364 28
Globus Medical Inc
(d)
2,010 134
Henry Schein Inc
(d)
3,786 285
Hologic Inc
(d)
6,818 479
ICU Medical Inc
(d)
534 114
Integra LifeSciences Holdings Corp
(d)
1,935 125
Masimo Corp
(d)
368 81
Medtronic PLC 537,397 55,615
Natera Inc
(d)
150 11
PerkinElmer Inc 3,398 585
QIAGEN NV
(d)
6,108 302
Quidel Corp
(d)
1,008 104
Repligen Corp
(d)
88 17
ResMed Inc 385 88
STERIS PLC 1,983 445
Stryker Corp 5,377 1,334
Tandem Diabetes Care Inc
(d)
123 15
Teleflex Inc 1,033 320
Thermo Fisher Scientific Inc 9,645 5,607
Waters Corp
(d)
115 37
Zimmer Biomet Holdings Inc 5,631 693
$ 77,851
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 4 .22%
Acadia Healthcare Co Inc
(d)
2,383 $ 126
agilon health Inc
(d)
144 2
Amedisys Inc
(d)
104 14
Anthem Inc 105,153 46,372
Catalent Inc
(d)
3,507 365
Centene Corp
(d)
15,560 1,210
Charles River Laboratories International Inc
(d)
91 30
Chemed Corp 307 144
DaVita Inc
(d)
562 61
Encompass Health Corp 1,119 69
Humana Inc 3,469 1,362
IQVIA Holdings Inc
(d)
2,596 636
Laboratory Corp of America Holdings
(d)
2,596 704
Molina Healthcare Inc
(d)
1,313 381
Oak Street Health Inc
(d)
284 5
Quest Diagnostics Inc 3,283 443
Syneos Health Inc
(d)
2,391 217
Teladoc Health Inc
(d)
4,067 312
UnitedHealth Group Inc 207,014 97,828
Universal Health Services Inc 1,916 249
$ 150,530
Home Builders - 0 .34%
DR Horton Inc 5,251 468
Lennar Corp - A Shares 113,633 10,921
Lennar Corp - B Shares 443 36
NVR Inc
(d)
30 160
PulteGroup Inc 4,819 254
Thor Industries Inc 848 80
Toll Brothers Inc 1,797 106
$ 12,025
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,725 151
Leggett & Platt Inc 3,585 143
Whirlpool Corp 1,602 337
$ 631
Housewares - 0 .01%
Newell Brands Inc 10,225 237
Insurance - 6 .19%
Aflac Inc 17,620 1,107
Alleghany Corp
(d)
327 217
Allstate Corp/The 277,821 33,524
American Financial Group Inc/OH 1,823 238
American International Group Inc 1,135,456 65,573
Aon PLC 2,422 670
Arch Capital Group Ltd
(d)
7,625 353
Arthur J Gallagher & Co 5,515 871
Assurant Inc 1,532 234
Assured Guaranty Ltd 1,894 101
Axis Capital Holdings Ltd 2,079 118
Berkshire Hathaway Inc - Class B
(d)
149,102 46,671
Brighthouse Financial Inc
(d)
2,225 121
Brown & Brown Inc 5,937 394
Chubb Ltd 11,566 2,282
Cincinnati Financial Corp 4,026 474
CNA Financial Corp 822 38
Equitable Holdings Inc 9,939 334
Erie Indemnity Co 208 38
Everest Re Group Ltd 824 234
Fidelity National Financial Inc 7,341 370
First American Financial Corp 2,812 210
Globe Life Inc 2,723 279
GoHealth Inc
(d)
348 1
Hanover Insurance Group Inc/The 979 135
Hartford Financial Services Group Inc/The 9,162 658
Kemper Corp 1,672 100
Lemonade Inc
(d),(e)
918 29
Lincoln National Corp 4,110 288
Loews Corp 5,835 348
Markel Corp
(d)
304 375

Schedule of Investments
LargeCap Value Fund III
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 12,057 $ 1,852
Mercury General Corp 758 41
MetLife Inc 19,201 1,288
MGIC Investment Corp 9,121 138
Old Republic International Corp 7,520 193
Primerica Inc 1,052 162
Progressive Corp/The 267,076 29,021
Prudential Financial Inc 10,200 1,138
Reinsurance Group of America Inc 1,839 211
RenaissanceRe Holdings Ltd 685 108
Travelers Cos Inc/The 6,628 1,101
Unum Group 5,528 140
Voya Financial Inc 3,032 206
W R Berkley Corp 3,710 314
White Mountains Insurance Group Ltd 77 80
Willis Towers Watson PLC 121,274 28,374
$ 220,752
Internet - 0 .99%
Alphabet Inc - A Shares
(d)
10,835 29,320
Alphabet Inc - C Shares
(d)
1,051 2,852
DoorDash Inc - Class A
(d)
465 53
F5 Inc
(d)
1,599 332
Figs Inc
(d)
1,993 45
GoDaddy Inc
(d)
4,050 307
IAC/InterActiveCorp
(d)
2,053 280
Mandiant Inc
(d)
4,451 67
NortonLifeLock Inc 10,860 283
Opendoor Technologies Inc
(d)
9,559 95
TripAdvisor Inc
(d)
1,082 29
Twitter Inc
(d)
18,774 704
Uber Technologies Inc
(d)
6,253 234
VeriSign Inc
(d)
2,622 570
Vimeo Inc
(d)
284 4
Wayfair Inc
(d)
900 140
$ 35,315
Iron & Steel - 0 .05%
Cleveland-Cliffs Inc
(d)
12,248 210
Nucor Corp 7,706 781
Reliance Steel & Aluminum Co 1,679 257
Steel Dynamics Inc 4,130 229
United States Steel Corp 7,188 149
$ 1,626
Leisure Products & Services - 0 .04%
Brunswick Corp/DE 1,824 166
Carnival Corp
(d)
22,903 454
Harley-Davidson Inc 4,156 144
Norwegian Cruise Line Holdings Ltd
(d)
9,852 205
Planet Fitness Inc
(d)
698 62
Polaris Inc 475 53
Royal Caribbean Cruises Ltd
(d)
5,891 458
Virgin Galactic Holdings Inc
(d),(e)
326 3
$ 1,545
Lodging - 0 .93%
Boyd Gaming Corp 1,735 103
Hilton Worldwide Holdings Inc
(d)
2,431 353
Hyatt Hotels Corp
(d)
1,332 122
Las Vegas Sands Corp
(d)
730,151 31,981
MGM Resorts International 10,514 449
Travel + Leisure Co 763 43
Wyndham Hotels & Resorts Inc 910 76
$ 33,127
Machinery - Construction & Mining - 1 .40%
Caterpillar Inc 2,035 410
Oshkosh Corp 1,838 209
Vertiv Holdings Co 2,363,366 49,300
$ 49,919
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1 .96%
AGCO Corp 1,514 $ 177
Colfax Corp
(d)
3,142 129
Curtiss-Wright Corp 1,053 140
Deere & Co 97,671 36,763
Dover Corp 3,858 656
Flowserve Corp 3,536 115
Gates Industrial Corp PLC
(d)
2,557 40
Graco Inc 1,711 124
IDEX Corp 2,041 440
Ingersoll Rand Inc 10,915 614
Middleby Corp/The
(d)
153,591 28,445
Nordson Corp 1,292 300
Otis Worldwide Corp 11,468 980
Rockwell Automation Inc 1,227 355
Toro Co/The 166 16
Westinghouse Air Brake Technologies Corp 4,831 430
Xylem Inc/NY 1,642 172
$ 69,896
Media - 2 .66%
Altice USA Inc
(d)
1,477,821 21,310
Cable One Inc 67 103
Charter Communications Inc
(d)
187 111
Comcast Corp - Class A 885,924 44,287
Discovery Inc - A Shares
(d),(e)
4,439 124
Discovery Inc - C Shares
(d)
8,431 231
DISH Network Corp
(d)
6,681 210
FactSet Research Systems Inc 140 59
Fox Corp - A Shares 8,667 352
Fox Corp - B Shares 4,154 154
Liberty Broadband Corp - A Shares
(d)
669 98
Liberty Broadband Corp - C Shares
(d)
3,801 564
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
708 39
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,385 324
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
2,503 116
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
4,358 203
New York Times Co/The 4,421 177
News Corp - A Shares 10,549 235
News Corp - B Shares 3,260 72
Nexstar Media Group Inc 1,029 170
Sirius XM Holdings Inc
(e)
24,171 154
ViacomCBS Inc - Class A
(e)
241 9
ViacomCBS Inc - Class B 15,676 524
Walt Disney Co/The
(d)
174,989 25,018
World Wrestling Entertainment Inc 171 9
$ 94,653
Metal Fabrication & Hardware - 0 .01%
Crane Co 1,334 138
Timken Co/The 1,716 115
Valmont Industries Inc 566 123
$ 376
Mining - 0 .08%
Alcoa Corp 5,020 285
Freeport-McMoRan Inc 27,832 1,036
Newmont Corp 21,568 1,319
Royal Gold Inc 1,759 179
Southern Copper Corp 211 13
$ 2,832
Miscellaneous Manufacturers - 1 .39%
3M Co 13,293 2,207
A O Smith Corp 3,602 275
Carlisle Cos Inc 853 191
Donaldson Co Inc 2,951 164
Eaton Corp PLC 261,824 41,481
General Electric Co 29,461 2,784
Illinois Tool Works Inc 873 204

Schedule of Investments
LargeCap Value Fund III
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
ITT Inc 2,344 $ 215
Parker-Hannifin Corp 2,886 895
Textron Inc 5,938 404
Trane Technologies PLC 3,294 570
$ 49,390
Office & Business Equipment - 0 .00%
Xerox Holdings Corp 3,819 81
Oil & Gas - 8 .44%
APA Corp 9,769 324
Chevron Corp 231,066 30,346
ConocoPhillips 473,257 41,940
Continental Resources Inc/OK 1,568 81
Coterra Energy Inc 17,985 394
Devon Energy Corp 18,128 917
Diamondback Energy Inc 2,555 322
EOG Resources Inc 331,532 36,959
EQT Corp 8,203 174
Exxon Mobil Corp 114,255 8,679
Hess Corp 576,693 53,224
HollyFrontier Corp 4,057 143
Marathon Oil Corp 20,877 406
Marathon Petroleum Corp 16,577 1,189
Occidental Petroleum Corp 19,843 748
Phillips 66 583,063 49,438
Pioneer Natural Resources Co 174,849 38,273
Valero Energy Corp 449,475 37,293
$ 300,850
Oil & Gas Services - 0 .08%
Baker Hughes Co 19,821 544
Halliburton Co 22,555 693
NOV Inc 10,494 172
Schlumberger NV 37,641 1,471
$ 2,880
Packaging & Containers - 0 .09%
Amcor PLC 41,421 497
AptarGroup Inc 1,739 204
Ardagh Group SA 412 9
Ardagh Metal Packaging SA
(d),(e)
3,744 36
Ball Corp 6,019 584
Berry Global Group Inc
(d)
3,629 245
Crown Holdings Inc 2,906 332
Graphic Packaging Holding Co 5,640 107
Packaging Corp of America 2,544 383
Sealed Air Corp 1,870 127
Silgan Holdings Inc 2,248 101
Sonoco Products Co 2,719 154
Westrock Co 7,099 328
$ 3,107
Pharmaceuticals - 7 .79%
AmerisourceBergen Corp 3,998 544
Becton Dickinson and Co 150,428 38,230
Bristol-Myers Squibb Co 60,266 3,911
Cardinal Health Inc 3,193 165
Cigna Corp 8,779 2,023
CVS Health Corp 876,822 93,390
Elanco Animal Health Inc
(d)
11,968 312
Eli Lilly & Co 4,789 1,175
Herbalife Nutrition Ltd
(d)
2,409 102
Jazz Pharmaceuticals PLC
(d)
1,588 221
Johnson & Johnson 71,085 12,247
McKesson Corp 130,638 33,537
Merck & Co Inc 642,363 52,340
Organon & Co 6,819 218
Perrigo Co PLC 803,418 30,586
Pfizer Inc 150,614 7,936
Premier Inc 3,305 126
Viatris Inc 32,471 486
Zoetis Inc 665 133
$ 277,682
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .09%
Antero Midstream Corp 8,981 $ 89
DT Midstream Inc 2,592 134
Kinder Morgan Inc 52,349 909
ONEOK Inc 11,933 724
Targa Resources Corp 5,980 353
Williams Cos Inc/The 32,694 979
$ 3,188
Private Equity - 0 .81%
Ares Management Corp 447 35
Blackstone Inc 207,677 27,407
Carlyle Group Inc/The 4,362 223
KKR & Co Inc 14,977 1,066
$ 28,731
Real Estate - 0 .04%
CBRE Group Inc 8,503 862
Howard Hughes Corp/The
(d)
1,118 108
Jones Lang LaSalle Inc
(d)
1,373 344
$ 1,314
REITs - 3 .20%
AGNC Investment Corp 14,138 211
Alexandria Real Estate Equities Inc 143,259 27,913
American Campus Communities Inc 3,720 194
American Homes 4 Rent 7,611 298
Americold Realty Trust 7,023 200
Annaly Capital Management Inc 37,557 297
Apartment Income REIT Corp 4,156 220
AvalonBay Communities Inc 3,748 915
Boston Properties Inc 4,224 473
Brixmor Property Group Inc 8,050 204
Camden Property Trust 2,663 426
Cousins Properties Inc 4,020 155
CubeSmart 5,771 293
CyrusOne Inc 3,417 307
Digital Realty Trust Inc 7,547 1,126
Douglas Emmett Inc 4,520 141
Duke Realty Corp 10,244 592
EPR Properties 2,049 90
Equinix Inc 695 504
Equity LifeStyle Properties Inc 2,205 173
Equity Residential 9,910 879
Essex Property Trust Inc 1,742 579
Extra Space Storage Inc 3,211 636
Federal Realty Investment Trust 2,073 264
First Industrial Realty Trust Inc 3,428 208
Gaming and Leisure Properties Inc 5,961 269
Healthcare Trust of America Inc 5,911 192
Healthpeak Properties Inc 14,495 513
Highwoods Properties Inc 2,795 121
Host Hotels & Resorts Inc
(d)
18,990 329
Hudson Pacific Properties Inc 3,941 93
Invitation Homes Inc 16,084 675
Iron Mountain Inc 2,281 105
JBG SMITH Properties 3,309 91
Kilroy Realty Corp 3,118 200
Kimco Realty Corp 15,636 379
Lamar Advertising Co 309 34
Life Storage Inc 2,195 296
Medical Properties Trust Inc 15,904 362
MGM Growth Properties LLC 754,404 29,331
Mid-America Apartment Communities Inc 3,105 642
National Retail Properties Inc 4,653 206
New Residential Investment Corp 11,638 124
Omega Healthcare Investors Inc 6,319 199
Orion Office REIT Inc
(d)
1,482 25
Park Hotels & Resorts Inc
(d)
6,306 115
Prologis Inc 217,638 34,130
Public Storage 958 343
Rayonier Inc 3,709 136
Realty Income Corp 15,245 1,058

Schedule of Investments
LargeCap Value Fund III
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Regency Centers Corp 4,579 $ 329
Rexford Industrial Realty Inc 4,085 299
SBA Communications Corp 2,428 790
Simon Property Group Inc 1,150 169
SL Green Realty Corp 1,806 131
Spirit Realty Capital Inc 3,312 157
Starwood Property Trust Inc 7,801 193
STORE Capital Corp 6,556 208
Sun Communities Inc 3,083 583
UDR Inc 8,289 471
Ventas Inc 10,739 569
VICI Properties Inc 16,950 485
Vornado Realty Trust 4,769 196
Welltower Inc 11,737 1,017
Weyerhaeuser Co 20,149 815
WP Carey Inc 4,917 382
$ 114,060
Retail - 7 .03%
Advance Auto Parts Inc 200,575 46,435
AutoNation Inc
(d)
1,114 121
AutoZone Inc
(d)
444 882
Bath & Body Works Inc 2,776 156
Best Buy Co Inc 5,098 506
Burlington Stores Inc
(d)
110 26
CarMax Inc
(d)
4,007 445
Casey's General Stores Inc 996 187
Costco Wholesale Corp 774 391
Darden Restaurants Inc 1,122 157
Dick's Sporting Goods Inc 1,673 193
Dollar General Corp 304,517 63,485
Dollar Tree Inc
(d)
6,002 788
Domino's Pizza Inc 316 144
Foot Locker Inc 2,413 108
Gap Inc/The 5,409 98
Genuine Parts Co 3,754 500
Home Depot Inc/The 68,388 25,097
Kohl's Corp 4,027 240
Lithia Motors Inc 53,229 15,550
Lowe's Cos Inc 155,120 36,818
McDonald's Corp 16,562 4,297
MSC Industrial Direct Co Inc 1,208 99
Nordstrom Inc
(d)
494 11
Olaplex Holdings Inc
(d)
1,755 38
Ollie's Bargain Outlet Holdings Inc
(d)
1,751 84
O'Reilly Automotive Inc
(d)
1,249 814
Penske Automotive Group Inc 855 87
Petco Health & Wellness Co Inc
(d)
1,472 28
Qurate Retail Inc 10,195 72
Target Corp 7,262 1,601
Victoria's Secret & Co
(d)
893 50
Vroom Inc
(d)
2,320 19
Walgreens Boots Alliance Inc 19,298 960
Walmart Inc 346,693 48,471
Williams-Sonoma Inc 483 77
Yum China Holdings Inc 10,645 513
Yum! Brands Inc 7,240 906
$ 250,454
Savings & Loans - 0 .01%
New York Community Bancorp Inc 12,060 141
People's United Financial Inc 11,472 222
TFS Financial Corp 1,395 24
$ 387
Semiconductors - 3 .90%
Analog Devices Inc 8,689 1,425
Azenta Inc 345 29
Broadcom Inc 71,826 42,082
Cirrus Logic Inc
(d)
1,580 141
GLOBALFOUNDRIES Inc
(d)
668 33
Intel Corp 109,050 5,324
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
IPG Photonics Corp
(d)
896 $ 138
Marvell Technology Inc 22,054 1,575
Microchip Technology Inc 449,589 34,834
Micron Technology Inc 25,993 2,139
MKS Instruments Inc 245 38
NXP Semiconductors NV 4,947 1,016
ON Semiconductor Corp
(d)
5,225 308
Qorvo Inc
(d)
2,985 410
QUALCOMM Inc 118,169 20,769
Skyworks Solutions Inc 2,342 343
Teradyne Inc 223,531 26,249
Texas Instruments Inc 9,448 1,696
Wolfspeed Inc
(d)
3,098 292
$ 138,841
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,057 198
Software - 2 .15%
Activision Blizzard Inc 20,778 1,642
Akamai Technologies Inc
(d)
4,321 495
ANSYS Inc
(d)
1,367 465
Black Knight Inc
(d)
4,083 305
Broadridge Financial Solutions Inc 285 45
C3.ai Inc
(d)
1,173 31
CDK Global Inc 2,754 118
Ceridian HCM Holding Inc
(d)
3,471 263
Cerner Corp 7,960 726
Change Healthcare Inc
(d)
6,633 131
Citrix Systems Inc 2,144 219
Clarivate PLC
(d)
11,698 193
Cloudflare Inc
(d)
384 37
Concentrix Corp 1,122 225
Datto Holding Corp
(d)
677 17
Definitive Healthcare Corp
(d)
191 4
Duck Creek Technologies Inc
(d)
1,496 38
Dynatrace Inc
(d)
307 17
Electronic Arts Inc 7,638 1,013
Fastly Inc
(d)
2,840 81
Fidelity National Information Services Inc 16,412 1,968
Fiserv Inc
(d)
15,001 1,586
Guidewire Software Inc
(d)
2,254 227
Informatica Inc
(d)
251 7
Jack Henry & Associates Inc 1,466 246
Jamf Holding Corp
(d)
230 8
Loyalty Ventures Inc
(d)
534 16
Manhattan Associates Inc
(d)
793 106
Microsoft Corp 127,205 39,558
MSCI Inc 626 336
N-able Inc
(d)
992 11
Nuance Communications Inc
(d)
4,750 262
Oracle Corp 212,897 17,279
Paychex Inc 1,110 131
Paycor HCM Inc
(d)
183 5
Pegasystems Inc 77 8
Procore Technologies Inc
(d)
447 28
Roper Technologies Inc 2,819 1,232
salesforce.com Inc
(d)
20,385 4,742
Signify Health Inc
(d),(e)
1,789 24
Snowflake Inc - Class A
(d)
310 86
SolarWinds Corp 992 13
SS&C Technologies Holdings Inc 6,024 481
Synopsys Inc
(d)
1,492 463
Take-Two Interactive Software Inc
(d)
2,457 401
Teradata Corp
(d)
453 18
Twilio Inc
(d)
3,223 664
Tyler Technologies Inc
(d)
144 68
VMware Inc 3,776 485
Zynga Inc
(d)
14,019 127
$ 76,651

Schedule of Investments
LargeCap Value Fund III
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 2 .88%
Arista Networks Inc
(d)
688 $ 86
AT&T Inc 192,496 4,909
Ciena Corp
(d)
4,150 275
Cisco Systems Inc/Delaware 701,363 39,045
Corning Inc 13,547 569
Juniper Networks Inc 8,720 304
Lumen Technologies Inc 27,482 340
Motorola Solutions Inc 4,468 1,036
T-Mobile US Inc
(d)
463,128 50,096
Ubiquiti Inc 21 6
Verizon Communications Inc 111,800 5,951
Viasat Inc
(d)
1,869 82
$ 102,699
Textiles - 0 .01%
Mohawk Industries Inc
(d)
1,503 237
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 3,450 319
Transportation - 2 .40%
CH Robinson Worldwide Inc 2,849 298
CSX Corp 59,628 2,040
Expeditors International of Washington Inc 1,226 140
FedEx Corp 3,728 917
JB Hunt Transport Services Inc 254,455 48,993
Kirby Corp
(d)
1,634 106
Knight-Swift Transportation Holdings Inc 4,320 244
Landstar System Inc 123 20
Norfolk Southern Corp 6,550 1,782
Old Dominion Freight Line Inc 218 66
Ryder System Inc 1,437 105
Schneider National Inc 1,473 38
Union Pacific Corp 125,033 30,577
XPO Logistics Inc
(d)
375 25
$ 85,351
Water - 0 .03%
American Water Works Co Inc 4,882 785
Essential Utilities Inc 6,212 303
$ 1,088
TOTAL COMMON STOCKS $ 3,456,200
Total Investments $ 3,582,031
Other Assets and Liabilities -  (0.52)% (18,390)
TOTAL NET ASSETS - 100.00% $ 3,563,641
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $579 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $599 or 0.02% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .64%
Consumer, Non-cyclical 20 .48%
Industrial 11 .92%
Consumer, Cyclical 10 .21%
Energy 8 .62%
Technology 7 .33%
Communications 6 .55%
Basic Materials 4 .49%
Money Market Funds 3 .20%
Utilities 2 .75%
Investment Companies 0 .33%
Other Assets and Liabilities
( 0 .52 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 79,338 $ 380,472 $ 346,503 $ 113,307
$ 79,338 $ 380,472 $ 346,503 $ 113,307
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2022 Long 181 $ 40,763 $ (1,350)
Total $ (1,350)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .02 % Shares Held Value (000's)
Money Market Funds - 0 .02%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,757,856 $ 3,758
TOTAL INVESTMENT COMPANIES $ 3,758
COMMON STOCKS - 99 .96 % Shares Held Value (000's)
Aerospace & Defense - 6 .10%
HEICO Corp - Class A 3,987,235 $ 437,400
TransDigm Group Inc
(b)
1,457,472 898,079
$ 1,335,479
Banks - 0 .75%
First Republic Bank/CA 941,325 163,405
Beverages - 0 .18%
Brown-Forman Corp - B Shares 569,606 38,409
Building Materials - 4 .53%
Martin Marietta Materials Inc 704,757 274,235
Summit Materials Inc
(b)
3,941,160 140,148
Vulcan Materials Co 3,030,259 576,688
$ 991,071
Chemicals - 0 .99%
Air Products and Chemicals Inc 434,054 122,455
Perimeter Solutions - Warrants
(b)
2,883,826 779
Perimeter Solutions SA
(b)
7,104,938 92,933
$ 216,167
Commercial Services - 8 .79%
Block Inc
(b)
633,672 77,492
Bright Horizons Family Solutions Inc
(b)
778,564 99,975
CoStar Group Inc
(b)
10,849,538 761,204
Gartner Inc
(b)
809,736 237,973
Moody's Corp 566,252 194,225
TransUnion 2,891,226 298,143
Verisk Analytics Inc 1,290,697 253,144
$ 1,922,156
Distribution & Wholesale - 5 .05%
Copart Inc
(b)
5,883,832 760,485
Fastenal Co 6,089,773 345,169
$ 1,105,654
Diversified Financial Services - 0 .67%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
144,979 8,154
Credit Acceptance Corp
(b)
255,248 137,721
$ 145,875
Electric - 2 .69%
Brookfield Infrastructure Partners LP 7,860,308 464,072
Brookfield Renewable Partners LP 3,712,219 124,545
$ 588,617
Electronics - 1 .73%
Agilent Technologies Inc 683,177 95,180
Mettler-Toledo International Inc
(b)
192,516 283,515
$ 378,695
Entertainment - 3 .87%
Live Nation Entertainment Inc
(b)
4,778,684 523,314
Vail Resorts Inc 1,163,614 322,437
$ 845,751
Healthcare - Products - 0 .97%
IDEXX Laboratories Inc
(b)
420,162 213,148
Home Builders - 2 .69%
Lennar Corp - A Shares 2,483,398 238,679
Lennar Corp - B Shares 37,238 3,006
NVR Inc
(b)
65,191 347,287
$ 588,972
Insurance - 6 .89%
Aon PLC 443,155 122,506
Arch Capital Group Ltd
(b)
4,605,497 213,326
Brown & Brown Inc 6,068,405 402,214
Fidelity National Financial Inc 894,652 45,046
Markel Corp
(b)
422,889 521,312
Progressive Corp/The 1,877,468 204,006
$ 1,508,410
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 4 .02%
Etsy Inc
(b)
1,386,740 $ 217,829
VeriSign Inc
(b)
1,751,055 380,294
Wix.com Ltd
(b)
2,150,387 282,497
$ 880,620
Lodging - 3 .98%
Hilton Worldwide Holdings Inc
(b)
4,901,152 711,206
Hyatt Hotels Corp
(b)
1,746,948 160,038
$ 871,244
Machinery - Diversified - 0 .58%
Cognex Corp 982,458 65,294
Colfax Corp
(b)
1,481,178 60,906
$ 126,200
Media - 4 .09%
Liberty Broadband Corp - A Shares
(b)
670,190 98,082
Liberty Broadband Corp - C Shares
(b)
3,537,955 525,068
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
504,913 27,669
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
4,046,257 243,706
$ 894,525
Private Equity - 9 .86%
Ares Management Corp 1,501,996 119,739
Brookfield Asset Management Inc 19,748,162 1,088,124
KKR & Co Inc 10,603,439 754,540
Onex Corp 2,699,107 193,989
$ 2,156,392
Real Estate - 2 .84%
CBRE Group Inc 3,637,626 368,637
Howard Hughes Corp/The
(b)
1,765,479 170,033
Kennedy-Wilson Holdings Inc 3,662,853 82,268
$ 620,938
REITs - 2 .85%
SBA Communications Corp 1,917,578 624,057
Retail - 9 .54%
CarMax Inc
(b)
6,222,025 691,703
Dollar General Corp 1,171,331 244,199
Domino's Pizza Inc 823,775 374,529
O'Reilly Automotive Inc
(b)
1,018,487 663,799
Ross Stores Inc 1,145,065 111,930
$ 2,086,160
Semiconductors - 1 .72%
Microchip Technology Inc 4,865,948 377,014
Software - 14 .58%
ANSYS Inc
(b)
995,082 338,338
Autodesk Inc
(b)
2,180,443 544,653
Black Knight Inc
(b)
6,285,660 468,910
Guidewire Software Inc
(b)
3,757,552 378,911
HubSpot Inc
(b)
137,804 67,359
MSCI Inc 405,294 217,286
Qualtrics International Inc
(b)
812,868 23,793
Roper Technologies Inc 1,178,600 515,237
Tyler Technologies Inc
(b)
1,339,218 634,521
$ 3,189,008
TOTAL COMMON STOCKS $ 21,867,967
Total Investments $ 21,871,725
Other Assets and Liabilities -  0.02% 4,562
TOTAL NET ASSETS - 100.00% $ 21,876,287
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
MidCap Fund
January 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 25 .13%
Financial 23 .86%
Technology 16 .30%
Industrial 12 .94%
Consumer, Non-cyclical 9 .94%
Communications 8 .11%
Utilities 2 .69%
Basic Materials 0 .99%
Money Market Funds 0 .02%
Other Assets and Liabilities
0 .02%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Everarc Holdings Ltd $ 33,172 $ — $ 28,838 $ —
Principal Government Money Market Fund - Institutional Class 0.00% 5 329,206 325,453 3,758
$ 33,177 $ 329,206 $ 354,291 $ 3,758
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Everarc Holdings Ltd $ — $ — $ — $ (4,334)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
$ — $ — $ — $ (4,334)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .86 % Shares Held Value (000's)
Money Market Funds - 3 .86%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,116,732 $ 11,117
TOTAL INVESTMENT COMPANIES $ 11,117
COMMON STOCKS - 95 .71 % Shares Held Value (000's)
Advertising - 2 .19%
Trade Desk Inc/The
(b)
90,553 $ 6,297
Apparel - 3 .37%
Crocs Inc
(b)
54,117 5,553
Deckers Outdoor Corp
(b)
12,894 4,129
$ 9,682
Banks - 4 .92%
Signature Bank/New York NY 20,044 6,106
SVB Financial Group
(b)
13,802 8,059
$ 14,165
Biotechnology - 4 .05%
Bio-Rad Laboratories Inc
(b)
7,873 4,722
Horizon Therapeutics Plc
(b)
48,476 4,524
Maravai LifeSciences Holdings Inc
(b)
83,439 2,413
$ 11,659
Building Materials - 2 .47%
Vulcan Materials Co 37,344 7,107
Chemicals - 3 .52%
Albemarle Corp 23,355 5,155
Element Solutions Inc 221,728 4,976
$ 10,131
Commercial Services - 5 .52%
Cintas Corp 12,366 4,842
Robert Half International Inc 55,184 6,250
United Rentals Inc
(b)
14,928 4,779
$ 15,871
Computers - 3 .19%
Crowdstrike Holdings Inc
(b)
19,110 3,452
Pure Storage Inc
(b)
107,774 2,855
Zscaler Inc
(b)
11,111 2,857
$ 9,164
Distribution & Wholesale - 3 .61%
Copart Inc
(b)
30,021 3,880
LKQ Corp 118,434 6,501
$ 10,381
Diversified Financial Services - 1 .22%
Affiliated Managers Group Inc 23,979 3,506
Electrical Components & Equipment - 2 .03%
Littelfuse Inc 21,652 5,845
Electronics - 2 .96%
Agilent Technologies Inc 25,538 3,558
Trimble Inc
(b)
68,806 4,965
$ 8,523
Energy - Alternate Sources - 2 .55%
Enphase Energy Inc
(b)
30,685 4,310
Plug Power Inc
(b)
138,006 3,018
$ 7,328
Entertainment - 1 .42%
Vail Resorts Inc 14,733 4,082
Healthcare - Products - 6 .61%
Align Technology Inc
(b)
8,051 3,985
Avantor Inc
(b)
158,041 5,900
Bio-Techne Corp 9,341 3,516
Omnicell Inc
(b)
37,407 5,616
$ 19,017
Internet - 6 .57%
DoorDash Inc - Class A
(b)
22,217 2,521
Match Group Inc
(b)
19,068 2,149
Palo Alto Networks Inc
(b)
13,776 7,128
Roku Inc
(b)
11,487 1,885
Snap Inc Class A
(b)
68,782 2,238
Spotify Technology SA
(b)
15,275 2,998
$ 18,919
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 4 .87%
Chart Industries Inc
(b)
27,144 $ 3,308
CNH Industrial NV 239,230 3,620
Middleby Corp/The
(b)
38,296 7,092
$ 14,020
Office & Business Equipment - 1 .93%
Zebra Technologies Corp
(b)
10,928 5,564
Oil & Gas - 2 .30%
EOG Resources Inc 59,445 6,627
Packaging & Containers - 1 .87%
Sealed Air Corp 79,361 5,390
Pharmaceuticals - 3 .24%
AmerisourceBergen Corp 39,696 5,407
Dexcom Inc
(b)
9,088 3,912
$ 9,319
Retail - 2 .55%
Floor & Decor Holdings Inc
(b)
31,749 3,452
Lululemon Athletica Inc
(b)
11,645 3,886
$ 7,338
Semiconductors - 6 .20%
Ambarella Inc
(b)
28,266 3,961
Marvell Technology Inc 123,244 8,800
NXP Semiconductors NV 24,750 5,085
$ 17,846
Software - 10 .85%
Datadog Inc
(b)
18,996 2,776
Dynatrace Inc
(b)
69,244 3,799
HubSpot Inc
(b)
5,459 2,668
Manhattan Associates Inc
(b)
46,657 6,246
Synopsys Inc
(b)
17,798 5,526
Unity Software Inc
(b)
42,521 4,471
Workday Inc
(b)
22,675 5,737
$ 31,223
Telecommunications - 4 .27%
Arista Networks Inc
(b)
39,356 4,892
Motorola Solutions Inc 31,834 7,384
$ 12,276
Transportation - 1 .43%
Knight-Swift Transportation Holdings Inc 72,847 4,122
TOTAL COMMON STOCKS $ 275,402
Total Investments $ 286,519
Other Assets and Liabilities -  0.43% 1,242
TOTAL NET ASSETS - 100.00% $ 287,761
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .17%
Consumer, Non-cyclical 19 .42%
Industrial 15 .63%
Communications 13 .03%
Consumer, Cyclical 10 .95%
Financial 6 .14%
Energy 4 .85%
Money Market Funds 3 .86%
Basic Materials 3 .52%
Other Assets and Liabilities
0 .43%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 5,178 $ 57,152 $ 51,213 $ 11,117
$ 5,178 $ 57,152 $ 51,213 $ 11,117
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .29 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares Russell Mid-Cap Growth ETF
(a)
23,800 $ 2,388
Money Market Funds - 3 .07%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
2,236,215 2,236
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
30,529,976 30,530
$ 32,766
TOTAL INVESTMENT COMPANIES $ 35,154
COMMON STOCKS - 97 .47 % Shares Held Value (000's)
Advertising - 0 .10%
Trade Desk Inc/The
(e)
15,787 $ 1,098
Aerospace & Defense - 1 .18%
BWX Technologies Inc 2,520 112
HEICO Corp 64,090 8,741
HEICO Corp - Class A 920 101
Howmet Aerospace Inc 1,029 32
L3Harris Technologies Inc 15,720 3,290
Spirit AeroSystems Holdings Inc 1,074 47
TransDigm Group Inc
(e)
542 334
$ 12,657
Agriculture - 0 .00%
Darling Ingredients Inc
(e)
309 20
Airlines - 0 .09%
Delta Air Lines Inc
(e)
23,236 922
Apparel - 0 .75%
Columbia Sportswear Co 84 8
Deckers Outdoor Corp
(e)
22,990 7,363
Hanesbrands Inc 7,538 121
Skechers USA Inc
(e)
535 22
Tapestry Inc 981 37
VF Corp 7,570 494
$ 8,045
Automobile Manufacturers - 0 .00%
TuSimple Holdings Inc
(a),(e)
593 11
Automobile Parts & Equipment - 0 .42%
Allison Transmission Holdings Inc 2,860 109
Aptiv PLC
(e)
31,077 4,244
QuantumScape Corp
(a),(e)
6,338 106
$ 4,459
Banks - 1 .45%
Citizens Financial Group Inc 2,734 141
Pinnacle Financial Partners Inc 109,143 10,555
Synovus Financial Corp 389 19
Western Alliance Bancorp 48,764 4,837
$ 15,552
Beverages - 1 .19%
Boston Beer Co Inc/The
(e)
340 143
Brown-Forman Corp - A Shares 839 53
Brown-Forman Corp - B Shares 3,307 223
Celsius Holdings Inc
(e)
51,945 2,479
Constellation Brands Inc 26,965 6,411
Monster Beverage Corp
(e)
39,861 3,457
$ 12,766
Biotechnology - 1 .89%
Alnylam Pharmaceuticals Inc
(e)
15,945 2,194
Certara Inc
(e)
2,173 58
Corteva Inc 100,574 4,836
CureVac NV
(a),(e)
1,964 38
Exelixis Inc
(e)
9,692 175
Guardant Health Inc
(e)
3,264 227
Horizon Therapeutics Plc
(e)
48,772 4,552
Incyte Corp
(e)
5,748 427
Ionis Pharmaceuticals Inc
(e)
4,723 150
Iovance Biotherapeutics Inc
(e)
1,642 27
Maravai LifeSciences Holdings Inc
(e)
3,988 115
Mirati Therapeutics Inc
(e)
13,641 1,627
Moderna Inc
(e)
7,013 1,187
Novavax Inc
(a),(e)
2,738 257
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Royalty Pharma PLC 6,999 $ 280
Seagen Inc
(e)
28,937 3,893
Ultragenyx Pharmaceutical Inc
(e)
1,754 123
$ 20,166
Building Materials - 2 .07%
Armstrong World Industries Inc 835 83
AZEK Co Inc/The
(e)
2,218 73
Carrier Global Corp 14,798 705
Fortune Brands Home & Security Inc 69,263 6,522
Louisiana-Pacific Corp 252 17
Martin Marietta Materials Inc 17,632 6,861
Trex Co Inc
(e)
85,870 7,855
$ 22,116
Chemicals - 0 .76%
Albemarle Corp 29,921 6,605
Axalta Coating Systems Ltd
(e)
1,299 38
Celanese Corp 1,441 224
Chemours Co/The 3,033 99
Diversey Holdings Ltd
(e)
2,148 24
FMC Corp 1,165 129
LyondellBasell Industries NV 1,175 114
Olin Corp 381 19
PPG Industries Inc 3,632 567
RPM International Inc 2,710 240
Westlake Chemical Corp 230 23
$ 8,082
Commercial Services - 6 .80%
Booz Allen Hamilton Holding Corp 43,446 3,334
Bright Horizons Family Solutions Inc
(e)
1,743 224
Chegg Inc
(e)
3,977 105
Cintas Corp 2,977 1,166
CoStar Group Inc
(e)
104,028 7,298
Equifax Inc 1,683 403
Euronet Worldwide Inc
(e)
60,694 8,127
FleetCor Technologies Inc
(e)
27,960 6,661
Gartner Inc
(e)
2,908 855
Global Payments Inc 29,692 4,450
GXO Logistics Inc
(e)
3,015 245
H&R Block Inc 5,142 118
Legalzoom.com Inc
(a),(e)
433 7
MarketAxess Holdings Inc 13,446 4,632
Mister Car Wash Inc
(a),(e)
2,230 38
Moody's Corp 12,753 4,374
Morningstar Inc 770 221
Paylocity Holding Corp
(e)
1,427 291
Ritchie Bros Auctioneers Inc 99,935 6,092
Robert Half International Inc 3,457 392
Rollins Inc 7,651 236
Sabre Corp
(e)
11,604 106
Shift4 Payments Inc
(e)
1,561 82
StoneCo Ltd
(e)
7,525 117
TransUnion 156,040 16,091
United Rentals Inc
(e)
19,329 6,188
Verisk Analytics Inc 3,676 721
WEX Inc
(e)
1,098 177
$ 72,751
Computers - 3 .65%
Crowdstrike Holdings Inc
(e)
60,648 10,955
EPAM Systems Inc
(e)
19,774 9,415
Fortinet Inc
(e)
4,869 1,447
Genpact Ltd 353 18
Globant SA
(e)
32,837 8,380
HP Inc 14,550 534
McAfee Corp 2,265 58
NCR Corp
(e)
177,406 6,752
NetApp Inc 5,363 464
Pure Storage Inc
(e)
9,069 240
Thoughtworks Holding Inc
(e)
559 12

Schedule of Investments
MidCap Growth Fund III
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Zscaler Inc
(e)
2,866 $ 737
$ 39,012
Consumer Products - 0 .09%
Avery Dennison Corp 1,597 328
Church & Dwight Co Inc 459 47
Clorox Co/The 3,619 608
$ 983
Distribution & Wholesale - 5 .49%
Copart Inc
(e)
87,307 11,284
Core & Main Inc
(e)
1,118 27
Fastenal Co 161,663 9,163
IAA Inc
(e)
68,798 3,160
Leslie's Inc
(e)
4,307 90
Pool Corp 57,157 27,221
SiteOne Landscape Supply Inc
(e)
835 150
WW Grainger Inc 15,392 7,621
$ 58,716
Diversified Financial Services - 1 .47%
Ameriprise Financial Inc 2,273 692
Apollo Global Management Inc 8,585 601
Credit Acceptance Corp
(e)
23 12
Discover Financial Services 5,858 678
LPL Financial Holdings Inc 74,556 12,848
Raymond James Financial Inc 341 36
Rocket Cos Inc
(a)
4,897 62
Synchrony Financial 3,712 158
T Rowe Price Group Inc 2,712 419
Upstart Holdings Inc
(e)
1,646 179
UWM Holdings Corp
(a)
1,599 8
Western Union Co/The 3,613 68
$ 15,761
Electric - 0 .02%
Brookfield Renewable Corp 1,127 39
NRG Energy Inc 4,039 161
$ 200
Electrical Components & Equipment - 1 .31%
Generac Holdings Inc
(e)
48,659 13,741
Universal Display Corp 1,573 241
$ 13,982
Electronics - 2 .42%
Agilent Technologies Inc 34,854 4,856
Allegion plc 2,483 305
Amphenol Corp 15,097 1,202
Coherent Inc
(e)
801 207
Jabil Inc 4,219 259
Keysight Technologies Inc
(e)
104,914 17,712
Mettler-Toledo International Inc
(e)
825 1,215
Vontier Corp 3,325 93
$ 25,849
Energy - Alternate Sources - 0 .39%
Enphase Energy Inc
(e)
26,795 3,764
Fluence Energy Inc
(e)
536 10
Plug Power Inc
(e)
18,600 407
$ 4,181
Engineering & Construction - 0 .03%
Frontdoor Inc
(e)
2,104 76
TopBuild Corp
(e)
993 231
$ 307
Entertainment - 0 .94%
Caesars Entertainment Inc
(e)
73,707 5,612
Churchill Downs Inc 1,340 282
DraftKings Inc
(e)
11,178 247
Live Nation Entertainment Inc
(e)
1,919 210
Madison Square Garden Sports Corp
(e)
255 42
Penn National Gaming Inc
(e)
368 17
Six Flags Entertainment Corp
(e)
1,038 41
Vail Resorts Inc 12,819 3,552
$ 10,003
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 1 .02%
Waste Connections Inc 87,444 $ 10,904
Food - 0 .89%
Beyond Meat Inc
(a),(e)
1,840 120
Hershey Co/The 4,565 899
Kellogg Co 4,063 256
Lamb Weston Holdings Inc 128,479 8,250
Pilgrim's Pride Corp
(e)
706 20
$ 9,545
Hand & Machine Tools - 0 .04%
Lincoln Electric Holdings Inc 2,087 267
MSA Safety Inc 389 54
Regal Rexnord Corp 520 82
$ 403
Healthcare - Products - 9 .28%
10X Genomics Inc
(e)
3,072 296
ABIOMED Inc
(e)
1,611 477
Adaptive Biotechnologies Corp
(e)
3,522 61
Align Technology Inc
(e)
25,922 12,830
Avantor Inc
(e)
157,355 5,874
Bio-Techne Corp 6,969 2,623
Bruker Corp 3,718 248
Cooper Cos Inc/The 22,058 8,786
Exact Sciences Corp
(e)
24,023 1,834
Globus Medical Inc
(e)
134 9
IDEXX Laboratories Inc
(e)
31,404 15,932
Insulet Corp
(e)
50,172 12,443
Masimo Corp
(e)
12,551 2,759
Natera Inc
(e)
2,842 201
Novocure Ltd
(e)
3,720 255
Penumbra Inc
(e)
1,256 284
Repligen Corp
(e)
55,652 11,038
ResMed Inc 67,025 15,322
STERIS PLC 429 96
Tandem Diabetes Care Inc
(e)
2,114 250
Teleflex Inc 304 94
Waters Corp
(e)
2,044 654
West Pharmaceutical Services Inc 17,360 6,826
$ 99,192
Healthcare - Services - 3 .21%
agilon health Inc
(e)
5,687 94
Amedisys Inc
(e)
14,460 1,953
Catalent Inc
(e)
79,877 8,302
Charles River Laboratories International Inc
(e)
15,569 5,134
Chemed Corp 144 68
DaVita Inc
(e)
1,716 186
Encompass Health Corp 2,047 127
ICON PLC
(e)
45,233 12,019
IQVIA Holdings Inc
(e)
3,426 839
Laboratory Corp of America Holdings
(e)
8,528 2,314
Molina Healthcare Inc
(e)
10,533 3,060
Oak Street Health Inc
(e)
3,242 56
Sotera Health Co
(e)
3,631 78
Syneos Health Inc
(e)
462 42
$ 34,272
Home Builders - 0 .88%
DR Horton Inc 97,756 8,722
NVR Inc
(e)
77 410
PulteGroup Inc 2,668 141
Thor Industries Inc 802 76
Toll Brothers Inc 1,635 96
$ 9,445
Home Furnishings - 0 .02%
Tempur Sealy International Inc 6,465 257
Housewares - 0 .02%
Scotts Miracle-Gro Co/The 1,492 226

Schedule of Investments
MidCap Growth Fund III
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 0 .07%
Alleghany Corp
(e)
54 $ 36
Arch Capital Group Ltd
(e)
3,230 150
Brown & Brown Inc 489 32
Erie Indemnity Co 631 116
Everest Re Group Ltd 321 91
GoHealth Inc
(e)
1,147 3
Lemonade Inc
(a),(e)
153 5
Lincoln National Corp 994 70
Markel Corp
(e)
83 102
RenaissanceRe Holdings Ltd 731 115
$ 720
Internet - 5 .46%
Anaplan Inc
(e)
79,407 3,834
Bumble Inc
(e)
48,072 1,419
CDW Corp/DE 56,834 10,744
DoorDash Inc - Class A
(e)
4,686 532
Etsy Inc
(e)
37,765 5,932
Expedia Group Inc
(e)
5,272 966
Figs Inc
(e)
900 20
GoDaddy Inc
(e)
604 46
Lyft Inc
(e)
10,560 407
Mandiant Inc
(e)
2,411 36
Match Group Inc
(e)
79,551 8,966
NortonLifeLock Inc 5,295 138
Okta Inc
(e)
4,582 907
Opendoor Technologies Inc
(e)
3,261 32
Palo Alto Networks Inc
(e)
3,465 1,793
Pinterest Inc
(e)
149,096 4,407
Roku Inc
(e)
4,280 702
Shopify Inc
(e)
3,483 3,359
Spotify Technology SA
(e)
4,969 975
TripAdvisor Inc
(e)
2,234 61
Twitter Inc
(e)
2,997 112
VeriSign Inc
(e)
35,303 7,667
Vimeo Inc
(e)
4,834 71
Wayfair Inc
(e)
1,529 238
Wix.com Ltd
(e)
1,938 255
Zendesk Inc
(e)
43,582 4,293
Zillow Group Inc - A Shares
(e)
2,173 108
Zillow Group Inc - C Shares
(e)
6,155 311
$ 58,331
Iron & Steel - 0 .01%
Steel Dynamics Inc 1,281 71
Leisure Products & Services - 0 .58%
Brunswick Corp/DE 352 32
Peloton Interactive Inc
(e)
9,788 267
Planet Fitness Inc
(e)
61,669 5,467
Polaris Inc 1,448 163
Virgin Galactic Holdings Inc
(a),(e)
6,012 55
YETI Holdings Inc
(e)
3,109 204
$ 6,188
Lodging - 0 .17%
Boyd Gaming Corp 615 37
Choice Hotels International Inc 1,266 181
Hilton Worldwide Holdings Inc
(e)
6,675 969
Travel + Leisure Co 2,048 116
Wyndham Hotels & Resorts Inc 2,103 177
Wynn Resorts Ltd
(e)
3,841 328
$ 1,808
Machinery - Construction & Mining - 0 .02%
Vertiv Holdings Co 11,676 243
Machinery - Diversified - 4 .02%
AGCO Corp 229 27
Cognex Corp 97,562 6,484
Graco Inc 108,950 7,905
IDEX Corp 41,958 9,039
Ingersoll Rand Inc 160,851 9,042
Kornit Digital Ltd
(e)
34,124 3,585
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Middleby Corp/The
(e)
603 $ 112
Nordson Corp 361 84
Rockwell Automation Inc 2,562 741
Toro Co/The 3,653 353
Westinghouse Air Brake Technologies Corp 57,791 5,138
Xylem Inc/NY 4,289 450
$ 42,960
Media - 0 .08%
Altice USA Inc
(e)
5,333 77
Cable One Inc 104 160
FactSet Research Systems Inc 1,187 501
Nexstar Media Group Inc 97 16
World Wrestling Entertainment Inc 1,380 69
$ 823
Metal Fabrication & Hardware - 1 .40%
Advanced Drainage Systems Inc 75,899 8,583
RBC Bearings Inc
(e)
35,228 6,358
$ 14,941
Miscellaneous Manufacturers - 0 .14%
Axon Enterprise Inc
(e)
2,365 331
Carlisle Cos Inc 715 160
Donaldson Co Inc 550 31
Parker-Hannifin Corp 776 240
Trane Technologies PLC 4,227 732
$ 1,494
Office & Business Equipment - 0 .09%
Zebra Technologies Corp
(e)
1,935 985
Oil & Gas - 0 .16%
Continental Resources Inc/OK 228 12
Coterra Energy Inc 4,604 101
Diamondback Energy Inc 3,112 393
Hess Corp 700 64
Occidental Petroleum Corp 3,903 147
Pioneer Natural Resources Co 3,500 766
Texas Pacific Land Corp 215 231
$ 1,714
Oil & Gas Services - 0 .67%
Baker Hughes Co 261,010 7,162
Halliburton Co 1,662 51
$ 7,213
Packaging & Containers - 0 .44%
Ball Corp 45,426 4,410
Crown Holdings Inc 549 63
Graphic Packaging Holding Co 2,952 56
Sealed Air Corp 2,916 198
$ 4,727
Pharmaceuticals - 2 .21%
Cardinal Health Inc 6,061 313
Dexcom Inc
(e)
30,411 13,090
Herbalife Nutrition Ltd
(e)
576 24
McKesson Corp 17,398 4,467
Neurocrine Biosciences Inc
(e)
3,399 269
Sarepta Therapeutics Inc
(e)
3,026 217
Zoetis Inc 26,247 5,244
$ 23,624
Pipelines - 0 .09%
Cheniere Energy Inc 8,516 953
New Fortress Energy Inc 918 20
$ 973
Private Equity - 0 .03%
Ares Management Corp 4,537 362
Real Estate - 0 .01%
CBRE Group Inc 657 67
REITs - 0 .98%
Equity LifeStyle Properties Inc 3,335 261
Extra Space Storage Inc 424 84
Iron Mountain Inc 7,331 337
Lamar Advertising Co 2,737 303

Schedule of Investments
MidCap Growth Fund III
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
SBA Communications Corp 24,537 $ 7,985
Simon Property Group Inc 10,306 1,517
$ 10,487
Retail - 8 .04%
AutoZone Inc
(e)
4,099 8,142
Bath & Body Works Inc 5,117 287
Best Buy Co Inc 2,054 204
Burlington Stores Inc
(e)
15,223 3,607
CarMax Inc
(e)
520 58
Carvana Co
(e)
2,838 460
Chipotle Mexican Grill Inc
(e)
12,195 18,117
Darden Restaurants Inc 3,210 449
Domino's Pizza Inc 896 407
Five Below Inc
(e)
43,881 7,196
Floor & Decor Holdings Inc
(e)
140,743 15,302
Freshpet Inc
(e)
1,493 139
GameStop Corp
(a),(e)
2,334 254
Lithia Motors Inc 93 27
Lululemon Athletica Inc
(e)
17,090 5,704
Nordstrom Inc
(e)
3,446 78
Olaplex Holdings Inc
(e)
601 13
O'Reilly Automotive Inc
(e)
740 482
Petco Health & Wellness Co Inc
(e)
131 2
RH
(e)
635 256
Tractor Supply Co 47,531 10,376
Ulta Beauty Inc
(e)
16,135 5,869
Victoria's Secret & Co
(e)
1,567 88
Vroom Inc
(e)
989 8
Wendy's Co/The 6,475 149
Williams-Sonoma Inc 50,402 8,091
Yum China Holdings Inc 1,219 59
Yum! Brands Inc 907 114
$ 85,938
Semiconductors - 5 .36%
Advanced Micro Devices Inc
(e)
33,150 3,787
Allegro MicroSystems Inc
(e)
1,483 42
Azenta Inc 2,207 186
Entegris Inc 4,893 586
GLOBALFOUNDRIES Inc
(e)
1,000 49
IPG Photonics Corp
(e)
100 16
Lattice Semiconductor Corp
(e)
69,739 3,851
Marvell Technology Inc 87,039 6,215
Microchip Technology Inc 228,436 17,699
MKS Instruments Inc 1,696 263
Monolithic Power Systems Inc 39,985 16,111
ON Semiconductor Corp
(e)
8,327 491
Skyworks Solutions Inc 2,831 415
Teradyne Inc 5,923 696
Xilinx Inc 35,751 6,920
$ 57,327
Software - 17 .28%
Alteryx Inc
(e)
2,137 122
ANSYS Inc
(e)
29,262 9,949
Aspen Technology Inc
(e)
2,429 365
Avalara Inc
(e)
3,112 341
Bentley Systems Inc 5,043 203
Bill.com Holdings Inc
(e)
13,353 2,513
Broadridge Financial Solutions Inc 59,644 9,497
C3.ai Inc
(e)
609 16
Cadence Design Systems Inc
(e)
82,556 12,560
CDK Global Inc 685 29
Citrix Systems Inc 1,615 165
Clarivate PLC
(e)
123,625 2,035
Cloudflare Inc
(e)
8,857 854
Coupa Software Inc
(e)
14,008 1,881
Datadog Inc
(e)
9,248 1,351
Definitive Healthcare Corp
(e)
179 4
DocuSign Inc
(e)
41,413 5,209
DoubleVerify Holdings Inc
(e)
1,879 52
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Dropbox Inc - A Shares
(e)
10,795 $ 267
Duck Creek Technologies Inc
(e)
617 16
Dynatrace Inc
(e)
6,729 369
Elastic NV
(e)
25,721 2,399
Everbridge Inc
(e)
1,392 71
Fair Isaac Corp
(e)
8,070 3,994
Five9 Inc
(e)
33,183 4,171
HubSpot Inc
(e)
1,638 801
Informatica Inc
(e)
875 24
Jack Henry & Associates Inc 701 118
Jamf Holding Corp
(e)
1,661 55
Manhattan Associates Inc
(e)
1,236 165
MongoDB Inc
(e)
2,307 935
MSCI Inc 36,839 19,750
nCino Inc
(e)
2,040 93
New Relic Inc
(e)
1,888 198
Nuance Communications Inc
(e)
3,959 219
Nutanix Inc
(e)
7,654 209
Palantir Technologies Inc
(e)
60,346 827
Paychex Inc 10,212 1,203
Paycom Software Inc
(e)
31,326 10,504
Paycor HCM Inc
(e)
834 22
Pegasystems Inc 1,410 140
Playtika Holding Corp
(e)
3,797 65
Procore Technologies Inc
(e)
1,558 97
PTC Inc
(e)
97,977 11,390
Qualtrics International Inc
(e)
97,016 2,840
RingCentral Inc
(e)
33,797 5,965
ServiceNow Inc
(e)
6,836 4,004
Skillz Inc
(a),(e)
11,091 53
Smartsheet Inc
(e)
4,415 275
Splunk Inc
(e)
46,239 5,730
Synopsys Inc
(e)
80,881 25,114
Take-Two Interactive Software Inc
(e)
26,880 4,390
Teradata Corp
(e)
3,345 135
Tyler Technologies Inc
(e)
43,739 20,724
UiPath Inc
(e)
63,436 2,317
Unity Software Inc
(e)
5,476 576
Veeva Systems Inc
(e)
14,752 3,489
Workday Inc
(e)
14,559 3,684
Zynga Inc
(e)
17,757 161
$ 184,705
Telecommunications - 0 .61%
Arista Networks Inc
(e)
47,126 5,858
CommScope Holding Co Inc
(e)
7,282 69
Corning Inc 9,351 393
Switch Inc 4,166 107
Ubiquiti Inc 215 62
$ 6,489
Toys, Games & Hobbies - 0 .02%
Mattel Inc
(e)
12,671 265
Transportation - 1 .66%
CH Robinson Worldwide Inc 924 97
Expeditors International of Washington Inc 4,459 510
JB Hunt Transport Services Inc 43,109 8,301
Landstar System Inc 1,232 197
Old Dominion Freight Line Inc 28,085 8,480
XPO Logistics Inc
(e)
3,015 199
$ 17,784
TOTAL COMMON STOCKS $ 1,042,122
Total Investments $ 1,077,276
Other Assets and Liabilities -  (0.76)% (8,161)
TOTAL NET ASSETS - 100.00% $ 1,069,115

Schedule of Investments
MidCap Growth Fund III
January 31, 2022 (unaudited)
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,346 or 0.22% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,236 or
0.21% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Technology 26 .38%
Consumer, Non-cyclical 25 .56%
Consumer, Cyclical 17 .42%
Industrial 15 .75%
Communications 6 .25%
Financial 4 .01%
Money Market Funds 3 .07%
Energy 1 .31%
Basic Materials 0 .77%
Investment Companies 0 .22%
Utilities 0 .02%
Other Assets and Liabilities
( 0 .76 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 26,769 $ 152,133 $ 148,372 $ 30,530
$ 26,769 $ 152,133 $ 148,372 $ 30,530
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2022 Long 7 $ 1,841 $ (121)
Total $ (121)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .20%
iShares Core S&P Mid-Cap ETF 9,900 $ 2,599
Money Market Funds - 3 .81%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,774,045 3,774
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
47,071,924 47,072
$ 50,846
TOTAL INVESTMENT COMPANIES $ 53,445
COMMON STOCKS - 96 .12 % Shares Held Value (000's)
Aerospace & Defense - 0 .32%
Hexcel Corp 46,907 $ 2,447
Mercury Systems Inc
(d)
31,672 1,803
$ 4,250
Agriculture - 0 .43%
Darling Ingredients Inc
(d)
90,470 5,769
Airlines - 0 .19%
JetBlue Airways Corp
(d)
177,819 2,602
Apparel - 1 .85%
Capri Holdings Ltd
(d)
84,127 5,053
Carter's Inc 23,633 2,201
Columbia Sportswear Co 19,328 1,795
Crocs Inc
(d)
32,904 3,377
Deckers Outdoor Corp
(d)
15,346 4,914
Hanesbrands Inc 195,249 3,144
Skechers USA Inc
(d)
75,427 3,168
Urban Outfitters Inc
(d)
36,848 1,058
$ 24,710
Automobile Parts & Equipment - 1 .62%
Adient PLC
(d)
52,680 2,211
Dana Inc 80,644 1,747
Fox Factory Holding Corp
(d)
23,541 3,133
Gentex Corp 132,246 4,152
Goodyear Tire & Rubber Co/The
(d)
157,103 3,257
Lear Corp 33,333 5,577
Visteon Corp
(d)
15,653 1,589
$ 21,666
Banks - 6 .44%
Associated Banc-Corp 83,911 2,005
Bank of Hawaii Corp 22,633 1,948
Bank OZK 67,590 3,167
Cadence Bank 109,558 3,415
Cathay General Bancorp 43,179 1,950
Commerce Bancshares Inc/MO 62,063 4,277
Cullen/Frost Bankers Inc 31,705 4,471
East West Bancorp Inc 79,343 6,850
First Financial Bankshares Inc 71,693 3,369
First Horizon Corp 302,349 5,173
FNB Corp/PA 189,343 2,446
Fulton Financial Corp 90,190 1,619
Glacier Bancorp Inc 60,649 3,150
Hancock Whitney Corp 48,546 2,559
Home BancShares Inc/AR 84,280 1,986
International Bancshares Corp 29,761 1,251
PacWest Bancorp 65,561 3,044
Pinnacle Financial Partners Inc 42,569 4,117
Prosperity Bancshares Inc 51,531 3,775
Synovus Financial Corp 81,358 4,048
Texas Capital Bancshares Inc
(d)
28,296 1,774
UMB Financial Corp 24,064 2,369
Umpqua Holdings Corp 121,121 2,456
United Bankshares Inc/WV 76,223 2,693
Valley National Bancorp 227,539 3,167
Webster Financial Corp 100,532 5,711
Wintrust Financial Corp 31,873 3,126
$ 85,916
Beverages - 0 .17%
Boston Beer Co Inc/The
(d)
5,249 2,209
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 1 .06%
Arrowhead Pharmaceuticals Inc
(d)
58,294 $ 3,076
Exelixis Inc
(d)
176,905 3,202
Halozyme Therapeutics Inc
(d)
78,719 2,724
United Therapeutics Corp
(d)
25,181 5,083
$ 14,085
Building Materials - 2 .71%
Builders FirstSource Inc
(d)
107,074 7,280
Eagle Materials Inc 22,743 3,317
Lennox International Inc 18,823 5,339
Louisiana-Pacific Corp 49,198 3,269
MDU Resources Group Inc 113,699 3,339
Owens Corning 56,186 4,984
Simpson Manufacturing Co Inc 24,288 2,739
Trex Co Inc
(d)
64,364 5,887
$ 36,154
Chemicals - 2 .07%
Ashland Global Holdings Inc 31,581 3,033
Cabot Corp 31,717 1,744
Chemours Co/The 91,117 2,980
Ingevity Corp
(d)
21,965 1,448
Minerals Technologies Inc 18,616 1,303
NewMarket Corp 3,864 1,306
Olin Corp 80,200 4,064
RPM International Inc 72,527 6,427
Sensient Technologies Corp 23,497 1,991
Valvoline Inc 101,067 3,329
$ 27,625
Commercial Services - 4 .28%
ASGN Inc
(d)
29,132 3,346
Avis Budget Group Inc
(d)
22,410 3,948
Brink's Co/The 27,485 1,918
Euronet Worldwide Inc
(d)
29,552 3,957
FTI Consulting Inc
(d)
19,171 2,795
Graham Holdings Co 2,232 1,328
Grand Canyon Education Inc
(d)
22,408 1,875
GXO Logistics Inc
(d)
55,125 4,477
H&R Block Inc 98,200 2,245
HealthEquity Inc
(d)
46,691 2,495
Insperity Inc 20,020 2,153
John Wiley & Sons Inc 24,349 1,236
LiveRamp Holdings Inc
(d)
38,072 1,700
ManpowerGroup Inc 30,326 3,180
Paylocity Holding Corp
(d)
22,151 4,518
PROG Holdings Inc
(d)
31,714 1,262
Progyny Inc
(d)
38,932 1,577
R1 RCM Inc
(d)
74,503 1,772
Sabre Corp
(d)
180,842 1,655
Service Corp International/US 92,208 5,691
WEX Inc
(d)
25,059 4,034
$ 57,162
Computers - 2 .08%
CACI International Inc
(d)
13,044 3,228
Genpact Ltd 96,735 4,813
KBR Inc 78,436 3,404
Kyndryl Holdings Inc
(d)
100,159 1,691
Lumentum Holdings Inc
(d)
40,426 4,102
Maximus Inc 34,370 2,657
NCR Corp
(d)
73,804 2,809
Qualys Inc
(d)
18,668 2,392
Science Applications International Corp 32,186 2,640
$ 27,736
Consumer Products - 0 .21%
Helen of Troy Ltd
(d)
13,490 2,824
Cosmetics & Personal Care - 0 .12%
Coty Inc
(d)
187,628 1,591

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .03%
Avient Corp 51,155 $ 2,546
IAA Inc
(d)
75,395 3,463
Univar Solutions Inc
(d)
95,586 2,533
Watsco Inc 18,465 5,217
$ 13,759
Diversified Financial Services - 2 .79%
Affiliated Managers Group Inc 22,730 3,323
Alliance Data Systems Corp 27,836 1,922
Evercore Inc - Class A 21,818 2,723
Federated Hermes Inc 54,147 1,793
Interactive Brokers Group Inc - A Shares 48,852 3,331
Janus Henderson Group PLC 95,379 3,520
Jefferies Financial Group Inc 109,839 4,025
Navient Corp 90,116 1,571
SEI Investments Co 59,260 3,473
SLM Corp 163,924 3,006
Stifel Financial Corp 58,210 4,360
Western Union Co/The 224,773 4,250
$ 37,297
Electric - 1 .36%
ALLETE Inc 29,395 1,876
Black Hills Corp 35,684 2,417
Hawaiian Electric Industries Inc 61,118 2,598
IDACORP Inc 28,244 3,113
NorthWestern Corp 29,440 1,711
OGE Energy Corp 111,923 4,244
PNM Resources Inc 47,992 2,151
$ 18,110
Electrical Components & Equipment - 1 .17%
Acuity Brands Inc 19,529 3,740
Belden Inc 25,104 1,405
Energizer Holdings Inc 35,170 1,323
EnerSys 23,424 1,755
Littelfuse Inc 13,772 3,718
Universal Display Corp 24,241 3,721
$ 15,662
Electronics - 3 .22%
Arrow Electronics Inc
(d)
38,933 4,828
Avnet Inc 55,478 2,239
Coherent Inc
(d)
13,718 3,546
Hubbell Inc 30,422 5,698
II-VI Inc
(d)
59,345 3,762
Jabil Inc 80,143 4,928
National Instruments Corp 73,738 3,039
nVent Electric PLC 94,065 3,254
TD SYNNEX Corp 23,082 2,414
Vicor Corp
(d)
11,991 1,131
Vishay Intertechnology Inc 74,201 1,537
Vontier Corp 94,525 2,657
Woodward Inc 35,251 3,887
$ 42,920
Energy - Alternate Sources - 0 .61%
First Solar Inc
(d)
55,288 4,334
SunPower Corp
(d),(e)
46,426 779
Sunrun Inc
(d)
115,742 3,001
$ 8,114
Engineering & Construction - 1 .44%
AECOM 80,549 5,568
Dycom Industries Inc
(d)
16,871 1,422
EMCOR Group Inc 29,842 3,558
Fluor Corp
(d)
79,066 1,664
MasTec Inc
(d)
31,989 2,755
TopBuild Corp
(d)
18,409 4,283
$ 19,250
Entertainment - 0 .95%
Churchill Downs Inc 19,247 4,048
Marriott Vacations Worldwide Corp 23,815 3,867
Scientific Games Corp
(d)
53,962 3,113
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Six Flags Entertainment Corp
(d)
43,267 $ 1,709
$ 12,737
Environmental Control - 0 .74%
Clean Harbors Inc
(d)
27,989 2,590
Stericycle Inc
(d)
51,362 3,017
Tetra Tech Inc 30,232 4,208
$ 9,815
Food - 1 .75%
Flowers Foods Inc 111,105 3,125
Grocery Outlet Holding Corp
(d)
48,853 1,240
Hain Celestial Group Inc/The
(d)
51,933 1,897
Ingredion Inc 37,201 3,523
Lancaster Colony Corp 11,082 1,760
Performance Food Group Co
(d)
86,281 3,640
Pilgrim's Pride Corp
(d)
27,248 762
Post Holdings Inc
(d)
32,730 3,463
Sanderson Farms Inc 11,860 2,182
Sprouts Farmers Market Inc
(d)
62,768 1,704
$ 23,296
Gas - 1 .28%
National Fuel Gas Co 50,981 3,096
New Jersey Resources Corp 53,918 2,168
ONE Gas Inc 29,962 2,334
Southwest Gas Holdings Inc 33,762 2,302
Spire Inc 28,897 1,905
UGI Corp 116,911 5,302
$ 17,107
Hand & Machine Tools - 1 .10%
Kennametal Inc 46,767 1,617
Lincoln Electric Holdings Inc 33,015 4,221
MSA Safety Inc 20,387 2,801
Regal Rexnord Corp 37,885 6,004
$ 14,643
Healthcare - Products - 3 .68%
Bruker Corp 56,811 3,784
Envista Holdings Corp
(d)
90,224 3,901
Globus Medical Inc
(d)
44,193 2,949
Haemonetics Corp
(d)
28,573 1,382
ICU Medical Inc
(d)
11,162 2,382
Integra LifeSciences Holdings Corp
(d)
40,727 2,637
LivaNova PLC
(d)
29,759 2,235
Masimo Corp
(d)
28,405 6,245
Neogen Corp
(d)
60,101 2,192
NuVasive Inc
(d)
28,926 1,504
Patterson Cos Inc 48,429 1,389
Penumbra Inc
(d)
19,634 4,437
Quidel Corp
(d)
21,204 2,192
Repligen Corp
(d)
28,749 5,702
STAAR Surgical Co
(d)
26,614 1,935
Tandem Diabetes Care Inc
(d)
35,522 4,196
$ 49,062
Healthcare - Services - 2 .76%
Acadia Healthcare Co Inc
(d)
50,286 2,648
Amedisys Inc
(d)
18,229 2,463
Chemed Corp 8,609 4,037
Encompass Health Corp 55,628 3,451
LHC Group Inc
(d)
17,707 2,197
Medpace Holdings Inc
(d)
16,075 2,853
Molina Healthcare Inc
(d)
32,652 9,485
Syneos Health Inc
(d)
57,976 5,250
Tenet Healthcare Corp
(d)
59,896 4,439
$ 36,823
Home Builders - 0 .92%
KB Home 47,922 2,025
Taylor Morrison Home Corp
(d)
68,713 2,109
Thor Industries Inc 31,048 2,937
Toll Brothers Inc 63,973 3,772

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Tri Pointe Homes Inc
(d)
62,141 $ 1,479
$ 12,322
Home Furnishings - 0 .67%
Leggett & Platt Inc 74,574 2,972
MillerKnoll Inc 42,366 1,636
Tempur Sealy International Inc 107,638 4,285
$ 8,893
Housewares - 0 .26%
Scotts Miracle-Gro Co/The 22,775 3,444
Insurance - 4 .51%
Alleghany Corp
(d)
7,661 5,087
American Financial Group Inc/OH 36,987 4,819
Brighthouse Financial Inc
(d)
44,630 2,430
CNO Financial Group Inc 68,949 1,720
Essent Group Ltd 61,747 2,818
First American Financial Corp 61,373 4,573
Hanover Insurance Group Inc/The 19,893 2,744
Kemper Corp 33,454 2,007
Kinsale Capital Group Inc 11,993 2,402
Mercury General Corp 14,860 812
MGIC Investment Corp 182,043 2,763
Old Republic International Corp 159,640 4,092
Primerica Inc 22,079 3,408
Reinsurance Group of America Inc 37,796 4,340
RenaissanceRe Holdings Ltd 25,732 4,044
RLI Corp 22,261 2,333
Selective Insurance Group Inc 33,616 2,652
Unum Group 114,315 2,901
Voya Financial Inc 62,059 4,218
$ 60,163
Internet - 0 .42%
Mimecast Ltd
(d)
34,524 2,752
TripAdvisor Inc
(d)
55,381 1,504
Yelp Inc
(d)
38,375 1,325
$ 5,581
Iron & Steel - 1 .57%
Cleveland-Cliffs Inc
(d)
254,449 4,361
Commercial Metals Co 67,425 2,255
Reliance Steel & Aluminum Co 35,033 5,356
Steel Dynamics Inc 105,412 5,852
United States Steel Corp 151,094 3,131
$ 20,955
Leisure Products & Services - 1 .14%
Brunswick Corp/DE 43,105 3,913
Callaway Golf Co
(d)
65,522 1,563
Harley-Davidson Inc 86,036 2,974
Polaris Inc 31,892 3,591
YETI Holdings Inc
(d)
49,002 3,214
$ 15,255
Lodging - 0 .93%
Boyd Gaming Corp 45,855 2,726
Choice Hotels International Inc 18,351 2,631
Travel + Leisure Co 48,251 2,741
Wyndham Hotels & Resorts Inc 52,097 4,374
$ 12,472
Machinery - Construction & Mining - 0 .45%
Oshkosh Corp 38,375 4,368
Terex Corp 39,026 1,628
$ 5,996
Machinery - Diversified - 3 .50%
AGCO Corp 34,310 4,021
Cognex Corp 98,852 6,570
Colfax Corp
(d)
75,291 3,096
Curtiss-Wright Corp 21,941 2,913
Flowserve Corp 72,835 2,376
Graco Inc 95,031 6,895
Middleby Corp/The
(d)
31,101 5,760
Nordson Corp 30,218 7,027
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Toro Co/The 59,515 $ 5,748
Watts Water Technologies Inc 15,407 2,361
$ 46,767
Media - 0 .87%
Cable One Inc 2,771 4,280
New York Times Co/The 93,426 3,740
TEGNA Inc 123,724 2,395
World Wrestling Entertainment Inc 25,004 1,249
$ 11,664
Metal Fabrication & Hardware - 0 .68%
Crane Co 27,910 2,889
Timken Co/The 38,597 2,578
Valmont Industries Inc 11,866 2,578
Worthington Industries Inc 18,088 980
$ 9,025
Mining - 0 .72%
Alcoa Corp 104,614 5,932
Royal Gold Inc 36,699 3,727
$ 9,659
Miscellaneous Manufacturers - 1 .59%
Axon Enterprise Inc
(d)
36,721 5,138
Carlisle Cos Inc 29,233 6,532
Donaldson Co Inc 69,106 3,847
ITT Inc 47,860 4,399
Trinity Industries Inc 45,734 1,314
$ 21,230
Office & Business Equipment - 0 .12%
Xerox Holdings Corp 76,853 1,622
Oil & Gas - 0 .81%
CNX Resources Corp
(d)
118,089 1,751
EQT Corp 169,056 3,593
HollyFrontier Corp 83,586 2,939
Murphy Oil Corp 81,179 2,565
$ 10,848
Oil & Gas Services - 0 .46%
ChampionX Corp 112,982 2,531
NOV Inc 218,445 3,587
$ 6,118
Packaging & Containers - 0 .78%
AptarGroup Inc 36,806 4,317
Greif Inc - Class A 14,845 878
Silgan Holdings Inc 46,916 2,101
Sonoco Products Co 54,976 3,114
$ 10,410
Pharmaceuticals - 1 .02%
Jazz Pharmaceuticals PLC
(d)
34,369 4,774
Neurocrine Biosciences Inc
(d)
53,042 4,191
Option Care Health Inc
(d)
77,440 1,810
Perrigo Co PLC 74,796 2,848
$ 13,623
Pipelines - 1 .05%
Antero Midstream Corp 181,549 1,806
DT Midstream Inc 54,085 2,796
Equitrans Midstream Corp 227,313 1,844
Targa Resources Corp 128,024 7,564
$ 14,010
Real Estate - 0 .53%
Jones Lang LaSalle Inc
(d)
28,217 7,077
REITs - 9 .53%
American Campus Communities Inc 77,806 4,066
Apartment Income REIT Corp 87,774 4,636
Brixmor Property Group Inc 166,053 4,211
Camden Property Trust 57,140 9,148
Corporate Office Properties Trust 62,803 1,586
Cousins Properties Inc 83,134 3,206
CyrusOne Inc 70,959 6,376
Douglas Emmett Inc 98,118 3,063
EastGroup Properties Inc 22,747 4,547

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
EPR Properties 41,825 $ 1,839
First Industrial Realty Trust Inc 72,848 4,428
Healthcare Realty Trust Inc 82,494 2,559
Highwoods Properties Inc 58,362 2,517
Hudson Pacific Properties Inc 85,253 2,015
JBG SMITH Properties 63,830 1,749
Kilroy Realty Corp 58,604 3,751
Kite Realty Group Trust 122,458 2,557
Lamar Advertising Co 48,542 5,377
Life Storage Inc 45,859 6,189
Macerich Co/The 119,115 1,970
Medical Properties Trust Inc 333,408 7,588
National Retail Properties Inc 98,191 4,358
National Storage Affiliates Trust 45,816 2,820
Omega Healthcare Investors Inc 133,616 4,206
Park Hotels & Resorts Inc
(d)
132,221 2,406
Pebblebrook Hotel Trust 73,459 1,590
Physicians Realty Trust 123,169 2,249
PotlatchDeltic Corp 37,517 2,018
PS Business Parks Inc 11,245 1,877
Rayonier Inc 80,039 2,925
Rexford Industrial Realty Inc 84,699 6,197
Sabra Health Care REIT Inc 127,860 1,740
SL Green Realty Corp 37,446 2,716
Spirit Realty Capital Inc 68,948 3,272
STORE Capital Corp 137,213 4,351
Urban Edge Properties 61,564 1,123
$ 127,226
Retail - 5 .94%
American Eagle Outfitters Inc 85,783 1,958
AutoNation Inc
(d)
22,354 2,437
BJ's Wholesale Club Holdings Inc
(d)
76,345 4,693
Casey's General Stores Inc 20,744 3,896
Cracker Barrel Old Country Store Inc 13,148 1,566
Dick's Sporting Goods Inc 36,284 4,187
FirstCash Holdings Inc 22,607 1,576
Five Below Inc
(d)
31,323 5,137
Foot Locker Inc 50,496 2,256
GameStop Corp
(d),(e)
34,641 3,773
Jack in the Box Inc 12,117 1,103
Kohl's Corp 84,169 5,026
Lithia Motors Inc 16,930 4,946
Macy's Inc 173,164 4,433
MSC Industrial Direct Co Inc 26,178 2,137
Murphy USA Inc 13,185 2,593
Nordstrom Inc
(d)
62,200 1,400
Nu Skin Enterprises Inc 27,857 1,342
Ollie's Bargain Outlet Holdings Inc
(d)
33,835 1,622
Papa John's International Inc 18,095 2,234
RH
(d)
9,698 3,907
Texas Roadhouse Inc 38,940 3,325
Victoria's Secret & Co
(d)
40,511 2,262
Wendy's Co/The 98,691 2,273
Williams-Sonoma Inc 41,581 6,675
Wingstop Inc 16,676 2,556
$ 79,313
Savings & Loans - 0 .32%
New York Community Bancorp Inc 260,005 3,032
Washington Federal Inc 36,426 1,275
$ 4,307
Semiconductors - 3 .09%
Amkor Technology Inc 56,056 1,234
Azenta Inc 41,570 3,506
Cirrus Logic Inc
(d)
31,946 2,857
CMC Materials Inc 15,895 2,875
Lattice Semiconductor Corp
(d)
76,566 4,228
MKS Instruments Inc 31,008 4,817
Power Integrations Inc 33,733 2,723
Semtech Corp
(d)
36,005 2,560
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Silicon Laboratories Inc
(d)
22,471 $ 3,712
SiTime Corp
(d)
8,380 1,953
Synaptics Inc
(d)
21,957 4,619
Wolfspeed Inc
(d)
64,797 6,106
$ 41,190
Software - 3 .31%
ACI Worldwide Inc
(d)
65,734 2,259
Aspen Technology Inc
(d)
37,417 5,619
Blackbaud Inc
(d)
23,167 1,579
CDK Global Inc 66,165 2,843
Cerence Inc
(d)
21,250 1,349
CommVault Systems Inc
(d)
25,445 1,716
Concentrix Corp 23,987 4,821
Digital Turbine Inc
(d)
49,163 2,171
Envestnet Inc
(d)
30,552 2,259
Fair Isaac Corp
(d)
15,298 7,572
Manhattan Associates Inc
(d)
35,382 4,737
Sailpoint Technologies Holdings Inc
(d)
52,146 2,018
Teradata Corp
(d)
60,664 2,447
Ziff Davis Inc
(d)
26,961 2,832
$ 44,222
Telecommunications - 0 .88%
Calix Inc
(d)
30,668 1,542
Ciena Corp
(d)
86,624 5,744
Iridium Communications Inc
(d)
73,917 2,652
Viasat Inc
(d)
41,064 1,808
$ 11,746
Toys, Games & Hobbies - 0 .31%
Mattel Inc
(d)
195,884 4,098
Transportation - 1 .68%
Kirby Corp
(d)
33,609 2,191
Knight-Swift Transportation Holdings Inc 92,790 5,250
Landstar System Inc 21,307 3,409
Ryder System Inc 30,020 2,197
Saia Inc
(d)
14,725 4,186
Werner Enterprises Inc 34,032 1,517
XPO Logistics Inc
(d)
55,158 3,650
$ 22,400
Trucking & Leasing - 0 .16%
GATX Corp 19,848 2,073
Water - 0 .47%
Essential Utilities Inc 128,597 6,268
TOTAL COMMON STOCKS $ 1,282,871
Total Investments $ 1,336,316
Other Assets and Liabilities -  (0.13)% (1,720)
TOTAL NET ASSETS - 100.00% $ 1,334,596
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,774 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,106 or 0.31% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .12%
Industrial 19 .54%
Consumer, Cyclical 15 .81%
Consumer, Non-cyclical 15 .48%
Technology 8 .60%
Basic Materials 4 .36%
Money Market Funds 3 .81%
Utilities 3 .11%
Energy 2 .93%
Communications 2 .17%
Investment Companies 0 .20%
Other Assets and Liabilities
( 0 .13 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 24,148 $ 100,956 $ 78,032 $ 47,072
$ 24,148 $ 100,956 $ 78,032 $ 47,072
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2022 Long 184 $ 48,386 $ (1,795)
Total $ (1,795)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .63 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .16%
iShares Russell Mid-Cap Value ETF 286,000 $ 33,462
Money Market Funds - 1 .47%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
795,797 796
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
41,462,472 41,462
$ 42,258
TOTAL INVESTMENT COMPANIES $ 75,720
COMMON STOCKS - 97 .33 % Shares Held Value (000's)
Advertising - 0 .56%
Interpublic Group of Cos Inc/The 435,850 $ 15,490
Omnicom Group Inc 7,968 601
$ 16,091
Aerospace & Defense - 0 .10%
BWX Technologies Inc 889 40
HEICO Corp 1,150 157
HEICO Corp - Class A 2,022 222
Hexcel Corp 3,175 166
Howmet Aerospace Inc 13,561 422
Mercury Systems Inc
(d)
2,093 119
Spirit AeroSystems Holdings Inc 2,811 123
Teledyne Technologies Inc
(d)
1,743 734
TransDigm Group Inc
(d)
1,396 860
$ 2,843
Agriculture - 1 .16%
Archer-Daniels-Midland Co 434,083 32,556
Bunge Ltd 5,212 516
Darling Ingredients Inc
(d)
5,804 370
$ 33,442
Airlines - 1 .04%
Alaska Air Group Inc
(d)
506,625 27,732
American Airlines Group Inc
(d)
24,224 399
Copa Holdings SA
(d)
1,192 100
JetBlue Airways Corp
(d)
11,997 176
Southwest Airlines Co
(d)
22,366 1,001
United Airlines Holdings Inc
(d)
12,267 526
$ 29,934
Apparel - 1 .09%
Capri Holdings Ltd
(d)
5,600 336
Carter's Inc 34,430 3,206
Columbia Sportswear Co 1,419 132
Deckers Outdoor Corp
(d)
897 287
Hanesbrands Inc 5,289 85
PVH Corp 2,680 255
Ralph Lauren Corp 1,797 199
Skechers USA Inc
(d)
4,437 186
Tapestry Inc 9,530 362
Under Armour Inc - Class A
(d)
7,180 135
Under Armour Inc - Class C
(d)
7,730 124
VF Corp 397,387 25,914
$ 31,221
Automobile Manufacturers - 0 .09%
Cummins Inc 5,432 1,200
PACCAR Inc 12,889 1,198
TuSimple Holdings Inc
(d),(e)
4,432 83
$ 2,481
Automobile Parts & Equipment - 2 .11%
Allison Transmission Holdings Inc 993 38
Aptiv PLC
(d)
162,347 22,173
BorgWarner Inc 862,888 37,838
Gentex Corp 8,951 281
Lear Corp 2,284 382
QuantumScape Corp
(d),(e)
2,643 44
$ 60,756
Banks - 5 .05%
Bank of Hawaii Corp 1,498 129
Bank of New York Mellon Corp/The 595,000 35,260
Bank OZK 4,593 215
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
BOK Financial Corp 1,157 $ 119
Citizens Financial Group Inc 13,271 683
Comerica Inc 4,959 460
Commerce Bancshares Inc/MO 4,195 289
Cullen/Frost Bankers Inc 2,164 305
East West Bancorp Inc 5,341 461
Fifth Third Bancorp 25,793 1,151
First Citizens BancShares Inc/NC 460 358
First Hawaiian Inc 4,943 140
First Horizon Corp 20,269 347
First Republic Bank/CA 6,741 1,170
FNB Corp/PA 12,814 166
Huntington Bancshares Inc/OH 1,724,341 25,968
KeyCorp 35,116 880
M&T Bank Corp 4,849 821
Northern Trust Corp 7,790 909
PacWest Bancorp 4,451 207
Pinnacle Financial Partners Inc 2,816 272
Popular Inc 2,995 267
Prosperity Bancshares Inc 336,405 24,641
Regions Financial Corp 179,451 4,116
Signature Bank/New York NY 2,245 684
State Street Corp 13,818 1,306
SVB Financial Group
(d)
2,145 1,253
Synovus Financial Corp 5,087 253
Umpqua Holdings Corp 8,168 166
Webster Financial Corp 6,741 383
Western Alliance Bancorp 1,811 180
Wintrust Financial Corp 2,143 210
Zions Bancorp NA 608,829 41,291
$ 145,060
Beverages - 0 .02%
Brown-Forman Corp - A Shares 868 54
Brown-Forman Corp - B Shares 3,506 237
Molson Coors Beverage Co 6,772 323
$ 614
Biotechnology - 1 .31%
BioMarin Pharmaceutical Inc
(d)
6,921 613
Bio-Rad Laboratories Inc
(d)
4,415 2,648
Certara Inc
(d)
1,714 46
Corteva Inc 510,625 24,551
Exelixis Inc
(d)
1,687 31
Horizon Therapeutics Plc
(d)
6,733 628
Incyte Corp
(d)
46,844 3,482
Ionis Pharmaceuticals Inc
(d)
448 14
Iovance Biotherapeutics Inc
(d)
3,828 64
Mirati Therapeutics Inc
(d)
244 29
Nektar Therapeutics
(d)
6,609 73
Royalty Pharma PLC 125,167 5,008
Sage Therapeutics Inc
(d)
1,946 77
Seagen Inc
(d)
539 72
Ultragenyx Pharmaceutical Inc
(d)
624 44
United Therapeutics Corp
(d)
1,672 338
$ 37,718
Building Materials - 0 .89%
Armstrong World Industries Inc 931 92
AZEK Co Inc/The
(d)
1,882 62
Builders FirstSource Inc
(d)
7,167 487
Carrier Global Corp 17,560 837
Eagle Materials Inc 1,507 220
Fortune Brands Home & Security Inc 3,813 359
Hayward Holdings Inc
(d)
1,875 37
Lennox International Inc 1,248 354
Louisiana-Pacific Corp 3,076 204
Martin Marietta Materials Inc 2,353 916
Masco Corp 9,207 583
MDU Resources Group Inc 7,614 224
Owens Corning 228,792 20,294

Schedule of Investments
MidCap Value Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Vulcan Materials Co 5,007 $ 953
$ 25,622
Chemicals - 3 .70%
Albemarle Corp 4,409 973
Ashland Global Holdings Inc 2,078 199
Axalta Coating Systems Ltd
(d)
6,423 190
Celanese Corp 2,621 408
CF Industries Holdings Inc 8,092 557
Chemours Co/The 302,006 9,879
Diversey Holdings Ltd
(d)
615 7
Eastman Chemical Co 133,067 15,826
Element Solutions Inc 8,774 197
FMC Corp 3,582 395
Huntsman Corp 7,843 281
International Flavors & Fragrances Inc 179,641 23,698
LyondellBasell Industries NV 8,747 846
Mosaic Co/The 14,032 561
NewMarket Corp 254 86
Olin Corp 5,039 255
PPG Industries Inc 5,192 811
RPM International Inc 191,513 16,970
Valvoline Inc 6,858 226
Westlake Chemical Corp 343,504 33,887
$ 106,252
Commercial Services - 3 .35%
ADT Inc 5,960 45
AMERCO 5,578 3,396
Aramark 8,721 299
Bright Horizons Family Solutions Inc
(d)
464 60
Chegg Inc
(d)
1,262 33
Cintas Corp 213 83
CoStar Group Inc
(d)
3,329 234
Driven Brands Holdings Inc
(d)
2,032 57
Dun & Bradstreet Holdings Inc
(d)
6,071 122
Equifax Inc 2,841 681
Euronet Worldwide Inc
(d)
560 75
FleetCor Technologies Inc
(d)
2,317 552
FTI Consulting Inc
(d)
15,797 2,303
Global Payments Inc 196,500 29,451
Grand Canyon Education Inc
(d)
1,500 125
GXO Logistics Inc
(d)
28,705 2,331
H&R Block Inc 1,341 31
IHS Markit Ltd 14,135 1,651
Legalzoom.com Inc
(d),(e)
376 6
ManpowerGroup Inc 325,396 34,124
Mister Car Wash Inc
(d),(e)
619 11
Morningstar Inc 83 24
Nielsen Holdings PLC 13,613 257
Paysafe Ltd
(d),(e)
26,322 96
Quanta Services Inc 5,353 550
Robert Half International Inc 510 58
Rollins Inc 681 21
Service Corp International/US 6,070 375
StoneCo Ltd
(d)
757 12
Terminix Global Holdings Inc
(d)
4,586 198
TransUnion 2,300 237
United Rentals Inc
(d)
57,293 18,341
Verisk Analytics Inc 2,185 429
WEX Inc
(d)
556 89
$ 96,357
Computers - 5 .30%
Amdocs Ltd 4,879 370
CACI International Inc
(d)
882 218
DXC Technology Co
(d)
692,501 20,831
Genpact Ltd 656,599 32,666
Hewlett Packard Enterprise Co 1,398,838 22,843
HP Inc 472,088 17,340
Leidos Holdings Inc 297,354 26,598
Lumentum Holdings Inc
(d)
2,743 278
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Maximus Inc 386,000 $ 29,846
McAfee Corp 706 18
NCR Corp
(d)
3,189 121
NetApp Inc 2,843 246
Pure Storage Inc
(d)
723 19
Science Applications International Corp 2,195 180
Thoughtworks Holding Inc
(d)
1,058 23
Western Digital Corp
(d)
11,809 611
$ 152,208
Consumer Products - 1 .07%
Avery Dennison Corp 143,471 29,472
Church & Dwight Co Inc 8,817 905
Clorox Co/The 896 150
Reynolds Consumer Products Inc 2,058 62
Spectrum Brands Holdings Inc 1,583 142
$ 30,731
Cosmetics & Personal Care - 0 .00%
Coty Inc
(d)
12,857 109
Distribution & Wholesale - 0 .49%
Core & Main Inc
(d)
971 23
Fastenal Co 2,460 139
Leslie's Inc
(d)
654 14
LKQ Corp 81,694 4,484
SiteOne Landscape Supply Inc
(d)
799 144
Univar Solutions Inc
(d)
6,368 169
Watsco Inc 31,503 8,902
WW Grainger Inc 300 148
$ 14,023
Diversified Financial Services - 2 .93%
Affiliated Managers Group Inc 30,533 4,464
Air Lease Corp 4,065 162
Alliance Data Systems Corp 1,885 130
Ally Financial Inc 13,100 625
Ameriprise Financial Inc 1,867 568
Apollo Global Management Inc 5,013 351
Cboe Global Markets Inc 115,141 13,647
Credit Acceptance Corp
(d)
285 154
Discover Financial Services 4,988 577
Evercore Inc - Class A 1,441 180
Franklin Resources Inc 10,969 351
Interactive Brokers Group Inc - A Shares 177,337 12,093
Invesco Ltd 12,654 287
Janus Henderson Group PLC 6,396 236
Jefferies Financial Group Inc 8,280 303
Lazard Ltd 3,784 165
Nasdaq Inc 4,403 789
OneMain Holdings Inc 222,904 11,515
Raymond James Financial Inc 6,648 704
SEI Investments Co 4,042 237
SLM Corp 561,055 10,290
Stifel Financial Corp 3,868 290
Synchrony Financial 218,137 9,290
T Rowe Price Group Inc 67,456 10,417
Tradeweb Markets Inc 3,980 337
UWM Holdings Corp
(e)
1,900 10
Virtu Financial Inc 117,496 3,635
Western Union Co/The 133,113 2,517
$ 84,324
Electric - 2 .80%
AES Corp/The 25,051 556
Alliant Energy Corp 504,963 30,227
Ameren Corp 9,659 857
Avangrid Inc 2,157 101
Brookfield Renewable Corp 3,625 124
CenterPoint Energy Inc 22,466 637
CMS Energy Corp 10,969 706
Consolidated Edison Inc 13,404 1,159
DTE Energy Co 7,323 882
Edison International 14,153 889

Schedule of Investments
MidCap Value Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 7,587 $ 848
Evergy Inc 8,678 564
Eversource Energy 13,016 1,165
FirstEnergy Corp 20,647 866
Hawaiian Electric Industries Inc 3,998 170
IDACORP Inc 43,040 4,744
NRG Energy Inc 5,039 201
OGE Energy Corp 7,551 286
PG&E Corp
(d)
57,297 733
Pinnacle West Capital Corp 4,297 299
PPL Corp 28,456 845
Public Service Enterprise Group Inc 19,095 1,270
Vistra Corp 18,171 396
WEC Energy Group Inc 11,944 1,159
Xcel Energy Inc 440,386 30,677
$ 80,361
Electrical Components & Equipment - 0 .14%
Acuity Brands Inc 1,308 251
AMETEK Inc 24,554 3,358
ChargePoint Holdings Inc
(d),(e)
8,465 117
Littelfuse Inc 897 242
$ 3,968
Electronics - 4 .54%
Agilent Technologies Inc 42,390 5,906
Allegion plc 812 100
Amphenol Corp 296,404 23,591
Arrow Electronics Inc
(d)
27,783 3,445
Avnet Inc 3,738 151
Coherent Inc
(d)
105 27
Flex Ltd
(d)
1,730,000 27,991
Fortive Corp 64,123 4,524
Garmin Ltd 5,743 714
Hubbell Inc 152,061 28,479
Jabil Inc 233,493 14,357
Keysight Technologies Inc
(d)
3,947 666
National Instruments Corp 5,017 207
nVent Electric PLC 6,313 218
Sensata Technologies Holding PLC
(d)
5,891 338
TD SYNNEX Corp 77,623 8,117
Trimble Inc
(d)
9,502 686
Vontier Corp 384,800 10,817
Woodward Inc 2,177 240
$ 130,574
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
4,020 315
Fluence Energy Inc
(d)
758 14
Shoals Technologies Group Inc
(d)
3,865 65
Sunrun Inc
(d)
7,655 199
$ 593
Engineering & Construction - 0 .04%
AECOM 5,159 357
Frontdoor Inc
(d)
1,030 37
Jacobs Engineering Group Inc 4,886 636
MasTec Inc
(d)
2,126 183
TopBuild Corp
(d)
213 50
$ 1,263
Entertainment - 0 .65%
Caesars Entertainment Inc
(d)
2,924 223
Live Nation Entertainment Inc
(d)
162,219 17,765
Madison Square Garden Sports Corp
(d)
440 73
Marriott Vacations Worldwide Corp 1,577 256
Penn National Gaming Inc
(d)
5,831 266
Six Flags Entertainment Corp
(d)
1,803 71
$ 18,654
Environmental Control - 0 .70%
Clean Harbors Inc
(d)
1,919 178
Pentair PLC 6,257 398
Republic Services Inc 151,954 19,398
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Stericycle Inc
(d)
3,487 $ 205
$ 20,179
Food - 4 .54%
Albertsons Cos Inc 5,887 166
Beyond Meat Inc
(d),(e)
282 18
Campbell Soup Co 81,538 3,598
Conagra Brands Inc 17,778 618
Flowers Foods Inc 125,154 3,521
Grocery Outlet Holding Corp
(d)
3,311 84
Hain Celestial Group Inc/The
(d)
3,453 126
Hershey Co/The 161,987 31,923
Hormel Foods Corp 10,733 509
Ingredion Inc 2,559 242
J M Smucker Co/The 3,970 558
Kellogg Co 5,310 335
Kroger Co/The 166,999 7,280
Lamb Weston Holdings Inc 3,897 250
McCormick & Co Inc/MD 9,467 950
Pilgrim's Pride Corp
(d)
1,127 31
Post Holdings Inc
(d)
2,237 237
Seaboard Corp 9 34
Sysco Corp 436,000 34,073
Tyson Foods Inc 502,830 45,702
US Foods Holding Corp
(d)
8,388 296
$ 130,551
Forest Products & Paper - 0 .15%
International Paper Co 14,640 707
Sylvamo Corp
(d)
116,092 3,458
$ 4,165
Gas - 0 .05%
Atmos Energy Corp 4,906 526
National Fuel Gas Co 3,295 200
NiSource Inc 14,860 434
UGI Corp 7,870 357
$ 1,517
Hand & Machine Tools - 0 .67%
Lincoln Electric Holdings Inc 135,000 17,258
MSA Safety Inc 989 136
Regal Rexnord Corp 2,012 319
Snap-on Inc 2,024 422
Stanley Black & Decker Inc 6,110 1,067
$ 19,202
Healthcare - Products - 1 .91%
Adaptive Biotechnologies Corp
(d)
479 8
Cooper Cos Inc/The 78,837 31,401
DENTSPLY SIRONA Inc 8,254 441
Envista Holdings Corp
(d)
6,092 263
Exact Sciences Corp
(d)
484 37
Globus Medical Inc
(d)
2,781 186
Henry Schein Inc
(d)
5,252 396
Hologic Inc
(d)
64,941 4,561
ICU Medical Inc
(d)
753 161
Integra LifeSciences Holdings Corp
(d)
2,721 176
Masimo Corp
(d)
521 115
Natera Inc
(d)
239 17
PerkinElmer Inc 4,771 821
QIAGEN NV
(d)
8,593 425
Quidel Corp
(d)
25,537 2,640
Repligen Corp
(d)
126 25
ResMed Inc 544 124
STERIS PLC 2,787 625
Tandem Diabetes Care Inc
(d)
154 18
Teleflex Inc 1,460 453
Waters Corp
(d)
34,172 10,939
Zimmer Biomet Holdings Inc 7,922 975
$ 54,807

Schedule of Investments
MidCap Value Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .33%
Acadia Healthcare Co Inc
(d)
3,349 $ 176
agilon health Inc
(d)
417 7
Amedisys Inc
(d)
147 20
Catalent Inc
(d)
4,923 512
Charles River Laboratories International Inc
(d)
119 39
Chemed Corp 420 197
DaVita Inc
(d)
758 82
Encompass Health Corp 1,580 98
IQVIA Holdings Inc
(d)
20,399 4,996
Laboratory Corp of America Holdings
(d)
45,617 12,378
Molina Healthcare Inc
(d)
62,657 18,201
Oak Street Health Inc
(d)
474 8
Quest Diagnostics Inc 215,614 29,112
Syneos Health Inc
(d)
3,332 302
Teladoc Health Inc
(d)
5,718 439
Universal Health Services Inc 2,690 350
$ 66,917
Home Builders - 0 .92%
DR Horton Inc 61,381 5,476
Lennar Corp - A Shares 47,449 4,560
Lennar Corp - B Shares 29,368 2,371
NVR Inc
(d)
40 213
PulteGroup Inc 6,766 357
Thor Industries Inc 29,836 2,822
Toll Brothers Inc 179,203 10,568
$ 26,367
Home Furnishings - 0 .03%
Dolby Laboratories Inc 2,433 214
Leggett & Platt Inc 5,039 201
Whirlpool Corp 2,249 472
$ 887
Housewares - 0 .76%
Newell Brands Inc 941,429 21,851
Insurance - 7 .78%
Aflac Inc 24,739 1,554
Alleghany Corp
(d)
59,949 39,806
American Financial Group Inc/OH 267,977 34,912
Arch Capital Group Ltd
(d)
10,706 496
Arthur J Gallagher & Co 7,753 1,224
Assurant Inc 2,150 328
Assured Guaranty Ltd 2,548 136
Axis Capital Holdings Ltd 2,883 164
Brighthouse Financial Inc
(d)
3,005 164
Brown & Brown Inc 8,378 555
Cincinnati Financial Corp 5,683 670
CNA Financial Corp 998 46
Equitable Holdings Inc 13,715 461
Erie Indemnity Co 292 54
Everest Re Group Ltd 142,030 40,251
Fidelity National Financial Inc 212,939 10,722
First American Financial Corp 111,052 8,275
Globe Life Inc 3,789 388
GoHealth Inc
(d)
361 1
Hanover Insurance Group Inc/The 1,354 187
Hartford Financial Services Group Inc/The 12,863 924
Kemper Corp 2,312 139
Lemonade Inc
(d),(e)
1,296 41
Lincoln National Corp 5,771 404
Loews Corp 8,089 482
Markel Corp
(d)
4,045 4,987
Mercury General Corp 1,030 56
MGIC Investment Corp 12,265 186
Old Republic International Corp 397,917 10,198
Primerica Inc 1,484 229
Progressive Corp/The 235,200 25,557
Prudential Financial Inc 14,321 1,598
Reinsurance Group of America Inc 2,586 297
RenaissanceRe Holdings Ltd 961 151
Unum Group 7,762 197
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Voya Financial Inc 4,172 $ 283
W R Berkley Corp 429,238 36,271
White Mountains Insurance Group Ltd 112 116
Willis Towers Watson PLC 4,696 1,099
$ 223,609
Internet - 0 .21%
DoorDash Inc - Class A
(d)
653 74
F5 Inc
(d)
11,995 2,490
Figs Inc
(d)
2,797 63
GoDaddy Inc
(d)
5,718 433
IAC/InterActiveCorp
(d)
2,899 396
Mandiant Inc
(d)
6,284 95
NortonLifeLock Inc 15,328 399
Opendoor Technologies Inc
(d)
13,574 135
TripAdvisor Inc
(d)
1,443 39
Twitter Inc
(d)
26,435 991
VeriSign Inc
(d)
3,680 799
Vimeo Inc
(d)
527 8
Wayfair Inc
(d)
1,270 198
$ 6,120
Iron & Steel - 2 .02%
Cleveland-Cliffs Inc
(d)
17,284 296
Nucor Corp 10,819 1,097
Reliance Steel & Aluminum Co 214,463 32,787
Steel Dynamics Inc 423,799 23,530
United States Steel Corp 10,141 210
$ 57,920
Leisure Products & Services - 0 .08%
Brunswick Corp/DE 2,538 230
Carnival Corp
(d)
32,327 640
Harley-Davidson Inc 5,840 202
Norwegian Cruise Line Holdings Ltd
(d)
14,010 292
Planet Fitness Inc
(d)
985 87
Polaris Inc 667 75
Royal Caribbean Cruises Ltd
(d)
8,315 647
Virgin Galactic Holdings Inc
(d),(e)
604 6
$ 2,179
Lodging - 0 .81%
Boyd Gaming Corp 2,449 146
Hilton Worldwide Holdings Inc
(d)
153,431 22,264
Hyatt Hotels Corp
(d)
1,870 171
MGM Resorts International 14,762 631
Travel + Leisure Co 1,075 61
Wyndham Hotels & Resorts Inc 1,281 108
$ 23,381
Machinery - Construction & Mining - 1 .41%
Oshkosh Corp 184,584 21,008
Vertiv Holdings Co 935,000 19,504
$ 40,512
Machinery - Diversified - 4 .47%
AGCO Corp 251,134 29,433
Colfax Corp
(d)
4,436 182
Curtiss-Wright Corp 1,477 196
Dover Corp 5,444 925
Flowserve Corp 4,965 162
Gates Industrial Corp PLC
(d)
3,596 56
Graco Inc 2,413 175
IDEX Corp 2,879 620
Ingersoll Rand Inc 15,350 863
Middleby Corp/The
(d)
177,516 32,876
Nordson Corp 27,441 6,381
Otis Worldwide Corp 206,675 17,656
Rockwell Automation Inc 1,732 501
Toro Co/The 301,645 29,133
Westinghouse Air Brake Technologies Corp 6,783 603
Xylem Inc/NY 83,315 8,750
$ 128,512

Schedule of Investments
MidCap Value Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .64%
Altice USA Inc
(d)
2,426 $ 35
Cable One Inc 97 150
Discovery Inc - A Shares
(d),(e)
6,263 175
Discovery Inc - C Shares
(d)
11,963 327
DISH Network Corp
(d)
9,387 295
FactSet Research Systems Inc 199 84
Fox Corp - A Shares 12,069 490
Fox Corp - B Shares 5,682 211
Liberty Broadband Corp - A Shares
(d)
888 130
Liberty Broadband Corp - C Shares
(d)
5,337 792
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
889 49
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
7,503 452
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
3,514 162
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
6,046 281
New York Times Co/The 6,217 249
News Corp - A Shares 14,824 330
News Corp - B Shares 4,625 103
Nexstar Media Group Inc 78,377 12,962
Sirius XM Holdings Inc
(e)
33,314 212
ViacomCBS Inc - Class A
(e)
406 15
ViacomCBS Inc - Class B 22,128 740
World Wrestling Entertainment Inc 242 12
$ 18,256
Metal Fabrication & Hardware - 0 .02%
Crane Co 1,854 192
Timken Co/The 2,413 161
Valmont Industries Inc 793 172
$ 525
Mining - 0 .02%
Alcoa Corp 7,083 402
Royal Gold Inc 2,483 252
$ 654
Miscellaneous Manufacturers - 3 .00%
A O Smith Corp 168,431 12,872
Carlisle Cos Inc 1,201 268
Donaldson Co Inc 4,097 228
ITT Inc 3,259 300
Parker-Hannifin Corp 107,864 33,439
Textron Inc 562,037 38,252
Trane Technologies PLC 4,647 804
$ 86,163
Office & Business Equipment - 0 .00%
Xerox Holdings Corp 5,369 113
Oil & Gas - 4 .78%
APA Corp 13,715 455
Continental Resources Inc/OK 2,212 115
Coterra Energy Inc 2,001,105 43,825
Devon Energy Corp 625,514 31,632
Diamondback Energy Inc 3,604 455
EQT Corp 11,508 245
Hess Corp 9,810 905
HollyFrontier Corp 384,254 13,510
Marathon Oil Corp 29,303 570
Marathon Petroleum Corp 23,275 1,670
Occidental Petroleum Corp 27,980 1,054
Phillips 66 16,580 1,406
Pioneer Natural Resources Co 4,538 993
Valero Energy Corp 487,424 40,442
$ 137,277
Oil & Gas Services - 0 .48%
Baker Hughes Co 458,004 12,568
Halliburton Co 31,832 978
NOV Inc 14,812 243
$ 13,789
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 2 .45%
Amcor PLC 58,461 $ 702
AptarGroup Inc 146,489 17,183
Ardagh Group SA 901 19
Ardagh Metal Packaging SA
(d),(e)
5,254 51
Ball Corp 8,450 821
Berry Global Group Inc
(d)
5,122 345
Crown Holdings Inc 4,080 467
Graphic Packaging Holding Co 7,686 145
Packaging Corp of America 266,556 40,152
Sealed Air Corp 144,073 9,785
Silgan Holdings Inc 3,174 142
Sonoco Products Co 3,710 210
Westrock Co 9,984 461
$ 70,483
Pharmaceuticals - 0 .51%
AmerisourceBergen Corp 5,620 766
Cardinal Health Inc 4,366 225
Elanco Animal Health Inc
(d)
16,891 440
Herbalife Nutrition Ltd
(d)
3,206 136
Jazz Pharmaceuticals PLC
(d)
2,246 312
McKesson Corp 44,930 11,534
Organon & Co 9,623 307
Perrigo Co PLC 5,067 193
Premier Inc 4,603 176
Viatris Inc 45,854 686
$ 14,775
Pipelines - 0 .88%
Antero Midstream Corp 12,652 126
DT Midstream Inc 279,143 14,431
Equitrans Midstream Corp 338,181 2,743
ONEOK Inc 16,824 1,021
Targa Resources Corp 95,717 5,655
Williams Cos Inc/The 46,032 1,378
$ 25,354
Private Equity - 0 .07%
Ares Management Corp 628 50
Carlyle Group Inc/The 6,157 314
KKR & Co Inc 21,062 1,499
$ 1,863
Real Estate - 0 .25%
CBRE Group Inc 64,776 6,564
Howard Hughes Corp/The
(d)
1,572 152
Jones Lang LaSalle Inc
(d)
1,910 479
$ 7,195
REITs - 7 .84%
AGNC Investment Corp 19,882 296
Alexandria Real Estate Equities Inc 146,837 28,609
American Campus Communities Inc 5,223 273
American Homes 4 Rent 588,704 23,036
Americold Realty Trust 10,089 287
Annaly Capital Management Inc 52,963 418
Apartment Income REIT Corp 5,926 313
AvalonBay Communities Inc 5,276 1,289
Boston Properties Inc 5,922 664
Brixmor Property Group Inc 11,315 287
Camden Property Trust 155,239 24,853
Cousins Properties Inc 5,649 218
CubeSmart 67,249 3,412
CyrusOne Inc 4,798 431
Douglas Emmett Inc 6,352 198
Duke Realty Corp 49,139 2,839
EPR Properties 2,808 123
Equity LifeStyle Properties Inc 320,311 25,078
Equity Residential 50,531 4,484
Essex Property Trust Inc 2,460 818
Extra Space Storage Inc 67,690 13,415
Federal Realty Investment Trust 2,926 373
First Industrial Realty Trust Inc 4,879 297
Gaming and Leisure Properties Inc 106,463 4,810

Schedule of Investments
MidCap Value Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthcare Trust of America Inc 8,300 $ 270
Healthpeak Properties Inc 20,437 723
Highwoods Properties Inc 3,923 169
Host Hotels & Resorts Inc
(d)
26,759 464
Hudson Pacific Properties Inc 5,563 131
Invitation Homes Inc 22,582 948
Iron Mountain Inc 3,215 148
JBG SMITH Properties 4,645 127
Kilroy Realty Corp 4,386 281
Kimco Realty Corp 21,988 533
Lamar Advertising Co 225,410 24,966
Life Storage Inc 25,222 3,404
Medical Properties Trust Inc 22,365 509
Mid-America Apartment Communities Inc 19,479 4,026
National Retail Properties Inc 626,625 27,810
New Residential Investment Corp 16,382 174
Omega Healthcare Investors Inc 9,028 284
Orion Office REIT Inc
(d)
2,085 35
Park Hotels & Resorts Inc
(d)
8,875 162
Rayonier Inc 5,308 194
Realty Income Corp 116,579 8,092
Regency Centers Corp 6,390 458
Rexford Industrial Realty Inc 5,736 420
SBA Communications Corp 3,417 1,112
Simon Property Group Inc 1,620 238
SL Green Realty Corp 2,712 197
Spirit Realty Capital Inc 4,650 221
Starwood Property Trust Inc 11,014 273
STORE Capital Corp 9,266 294
Sun Communities Inc 4,334 819
UDR Inc 11,637 661
Ventas Inc 118,090 6,261
VICI Properties Inc 23,799 681
Vornado Realty Trust 6,698 275
Welltower Inc 16,479 1,428
Weyerhaeuser Co 28,355 1,146
WP Carey Inc 6,988 542
$ 225,297
Retail - 3 .76%
Advance Auto Parts Inc 2,382 551
AutoNation Inc
(d)
127,953 13,946
AutoZone Inc
(d)
5,045 10,021
Bath & Body Works Inc 114,535 6,422
Best Buy Co Inc 7,157 711
Burlington Stores Inc
(d)
146 35
CarMax Inc
(d)
5,656 629
Casey's General Stores Inc 1,400 263
Darden Restaurants Inc 1,582 221
Dick's Sporting Goods Inc 2,382 275
Dollar Tree Inc
(d)
8,426 1,106
Domino's Pizza Inc 26,592 12,090
Foot Locker Inc 3,404 152
Gap Inc/The 7,633 138
Genuine Parts Co 5,270 702
Kohl's Corp 5,653 338
Lithia Motors Inc 1,011 295
MSC Industrial Direct Co Inc 33,116 2,704
Nordstrom Inc
(d)
776 17
Olaplex Holdings Inc
(d)
2,464 54
Ollie's Bargain Outlet Holdings Inc
(d)
2,472 119
O'Reilly Automotive Inc
(d)
1,753 1,143
Penske Automotive Group Inc 40,941 4,161
Petco Health & Wellness Co Inc
(d)
1,959 37
Qurate Retail Inc 13,686 96
Ross Stores Inc 132,000 12,903
Victoria's Secret & Co
(d)
42,794 2,389
Vroom Inc
(d)
3,263 26
Williams-Sonoma Inc 680 109
Yum China Holdings Inc 14,946 720
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 285,166 $ 35,694
$ 108,067
Savings & Loans - 0 .02%
New York Community Bancorp Inc 17,134 200
People's United Financial Inc 16,148 313
TFS Financial Corp 1,737 30
$ 543
Semiconductors - 0 .39%
Azenta Inc 486 41
Cirrus Logic Inc
(d)
2,153 193
GLOBALFOUNDRIES Inc
(d)
939 46
IPG Photonics Corp
(d)
1,260 195
Marvell Technology Inc 31,014 2,214
Microchip Technology Inc 3,258 252
MKS Instruments Inc 325 51
ON Semiconductor Corp
(d)
7,372 435
Qorvo Inc
(d)
4,197 576
Skyworks Solutions Inc 45,628 6,685
Wolfspeed Inc
(d)
4,373 412
$ 11,100
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,493 279
Software - 1 .02%
Akamai Technologies Inc
(d)
6,099 699
ANSYS Inc
(d)
1,930 656
Black Knight Inc
(d)
5,765 430
Broadridge Financial Solutions Inc 402 64
C3.ai Inc
(d)
1,646 43
CDK Global Inc 3,786 163
Ceridian HCM Holding Inc
(d)
4,954 376
Cerner Corp 54,480 4,969
Change Healthcare Inc
(d)
9,357 184
Citrix Systems Inc 3,024 308
Clarivate PLC
(d)
16,450 271
Cloudflare Inc
(d)
542 52
Concentrix Corp 72,496 14,571
Datto Holding Corp
(d)
22,598 563
Definitive Healthcare Corp
(d)
277 6
Duck Creek Technologies Inc
(d)
2,110 54
Dynatrace Inc
(d)
434 24
Fastly Inc
(d)
4,008 115
Guidewire Software Inc
(d)
3,181 321
Informatica Inc
(d)
376 10
Jack Henry & Associates Inc 2,068 347
Jamf Holding Corp
(d)
331 11
Loyalty Ventures Inc
(d)
752 22
Manhattan Associates Inc
(d)
1,119 150
MSCI Inc 885 474
N-able Inc
(d)
1,485 17
Nuance Communications Inc
(d)
6,703 370
Paychex Inc 1,563 184
Paycor HCM Inc
(d)
283 7
Pegasystems Inc 121 12
Procore Technologies Inc
(d)
627 39
Signify Health Inc
(d),(e)
2,378 32
SolarWinds Corp 1,390 19
SS&C Technologies Holdings Inc 8,504 679
Synopsys Inc
(d)
2,108 655
Take-Two Interactive Software Inc
(d)
13,273 2,168
Teradata Corp
(d)
601 24
Tyler Technologies Inc
(d)
205 97
Zynga Inc
(d)
20,368 185
$ 29,371
Telecommunications - 0 .95%
Arista Networks Inc
(d)
19,833 2,465
Ciena Corp
(d)
5,834 387
Corning Inc 19,121 804
Juniper Networks Inc 12,306 428
Lumen Technologies Inc 38,586 477

Schedule of Investments
MidCap Value Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Motorola Solutions Inc 97,653 $ 22,650
Ubiquiti Inc 39 11
Viasat Inc
(d)
2,629 116
$ 27,338
Textiles - 0 .01%
Mohawk Industries Inc
(d)
2,079 328
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 4,831 447
Transportation - 2 .87%
CH Robinson Worldwide Inc 3,920 410
Expeditors International of Washington Inc 111,910 12,812
JB Hunt Transport Services Inc 125,856 24,233
Kirby Corp
(d)
2,271 148
Knight-Swift Transportation Holdings Inc 105,171 5,950
Landstar System Inc 192,661 30,826
Old Dominion Freight Line Inc 9,858 2,976
Ryder System Inc 1,996 146
Schneider National Inc 188,625 4,829
XPO Logistics Inc
(d)
498 33
$ 82,363
Water - 0 .05%
American Water Works Co Inc 6,874 1,105
Essential Utilities Inc 8,721 425
$ 1,530
TOTAL COMMON STOCKS $ 2,796,985
Total Investments $ 2,872,705
Other Assets and Liabilities -  0.04% 1,013
TOTAL NET ASSETS - 100.00% $ 2,873,718
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $796 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $819 or 0.03% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .94%
Industrial 21 .31%
Consumer, Non-cyclical 16 .20%
Consumer, Cyclical 11 .86%
Technology 6 .71%
Energy 6 .16%
Basic Materials 5 .89%
Utilities 2 .90%
Communications 2 .36%
Money Market Funds 1 .47%
Investment Companies 1 .16%
Other Assets and Liabilities
0 .04%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 31,640 $ 213,036 $ 203,214 $ 41,462
$ 31,640 $ 213,036 $ 203,214 $ 41,462
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2022 Long 54 $ 14,200 $ 234
Total $ 234
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .22 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .29%
iShares MSCI EAFE Value ETF
(a)
150,200 $ 7,727
Money Market Funds - 1 .93%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
1,902,614 1,902
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
50,029,636 50,030
$ 51,932
TOTAL INVESTMENT COMPANIES $ 59,659
COMMON STOCKS - 96 .13 % Shares Held Value (000's)
Advertising - 0 .07%
Dentsu Group Inc 9,000 $ 312
Hakuhodo DY Holdings Inc 4,800 73
Publicis Groupe SA 9,402 637
WPP PLC 49,167 771
$ 1,793
Aerospace & Defense - 5 .57%
BAE Systems PLC 3,476,105 27,203
Dassault Aviation SA 1,032 123
Rheinmetall AG 285,628 29,862
Rolls-Royce Holdings PLC
(e)
29,751,242 46,634
Safran SA 140,933 17,063
Thales SA 314,112 28,976
$ 149,861
Agriculture - 0 .96%
British American Tobacco PLC 559,789 23,901
Imperial Brands PLC 39,022 925
Japan Tobacco Inc 49,600 990
$ 25,816
Airlines - 1 .42%
Air Canada
(e)
1,046,900 18,827
ANA Holdings Inc
(e)
4,200 89
Deutsche Lufthansa AG
(e)
12,324 96
Japan Airlines Co Ltd
(e)
3,900 74
Qantas Airways Ltd
(e)
19,049 65
Ryanair Holdings PLC ADR
(e)
169,295 18,897
Singapore Airlines Ltd
(e)
19,100 71
$ 38,119
Automobile Manufacturers - 1 .50%
Bayerische Motoren Werke AG 13,652 1,445
Daimler Truck Holding AG
(e)
17,011 600
Hino Motors Ltd 11,700 102
Honda Motor Co Ltd 774,100 22,799
Isuzu Motors Ltd 12,100 148
Mazda Motor Corp 23,200 179
Mercedes-Benz Group AG 35,287 2,816
Nissan Motor Co Ltd
(e)
95,800 507
Renault SA
(e)
7,927 315
Stellantis NV 83,922 1,620
Subaru Corp 25,500 464
Suzuki Motor Corp 7,700 328
Toyota Motor Corp 437,150 8,639
Volkswagen AG 1,340 388
$ 40,350
Automobile Parts & Equipment - 1 .57%
Aisin Corp 6,000 218
Bridgestone Corp 651,900 28,547
Cie Generale des Etablissements Michelin SCA 6,988 1,169
Continental AG
(e)
4,537 440
Faurecia SE 4,837 214
NGK Insulators Ltd 10,800 183
Stanley Electric Co Ltd 5,500 129
Sumitomo Electric Industries Ltd 31,200 414
Toyota Industries Corp 6,000 468
Valeo 374,954 10,494
$ 42,276
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 15 .52%
ABN AMRO Bank NV
(f)
17,441 $ 280
Australia & New Zealand Banking Group Ltd 117,376 2,218
Banco Bilbao Vizcaya Argentaria SA 1,620,080 10,343
Banco Santander SA 714,950 2,507
Bank Hapoalim BM 46,834 486
Bank Leumi Le-Israel BM 59,901 642
Bank Mandiri Persero Tbk PT 11,771,000 6,168
Barclays PLC 6,136,689 16,464
BNP Paribas SA 46,378 3,311
BOC Hong Kong Holdings Ltd 11,914,300 46,005
CaixaBank SA 6,816,413 21,931
Chiba Bank Ltd/The 21,800 141
Commerzbank AG
(e)
41,308 357
Commonwealth Bank of Australia 47,546 3,171
Concordia Financial Group Ltd 44,900 184
Credicorp Ltd 40,683 5,827
Credit Agricole SA 50,992 767
Credit Suisse Group AG 2,050,836 19,494
Danske Bank A/S 28,439 552
DBS Group Holdings Ltd 37,300 980
Deutsche Bank AG
(e)
85,213 1,186
DNB Bank ASA 38,354 913
Erste Group Bank AG 4,964 232
Grupo Financiero Banorte SAB de CV 4,347,170 27,497
Hang Seng Bank Ltd 31,600 626
HSBC Holdings PLC 8,412,107 59,872
ING Groep NV 2,649,022 39,176
Intesa Sanpaolo SpA 680,946 2,024
Investec PLC 3,144,442 18,108
Israel Discount Bank Ltd 16,797 113
Japan Post Bank Co Ltd 16,600 163
KBC Group NV 10,309 897
Lloyds Banking Group PLC 2,926,429 2,031
Macquarie Group Ltd 5,056 661
Mediobanca Banca di Credito Finanziario SpA 25,606 293
Mitsubishi UFJ Financial Group Inc 503,900 3,054
Mizrahi Tefahot Bank Ltd 5,796 224
Mizuho Financial Group Inc 99,500 1,348
National Australia Bank Ltd 135,771 2,620
NatWest Group PLC 237,478 781
Nordea Bank Abp 133,581 1,587
Oversea-Chinese Banking Corp Ltd 90,700 844
Raiffeisen Bank International AG 6,104 172
Resona Holdings Inc 85,000 365
Shizuoka Bank Ltd/The 18,500 145
Skandinaviska Enskilda Banken AB 67,102 867
Societe Generale SA 33,427 1,241
Standard Chartered PLC 70,534 514
Sumitomo Mitsui Financial Group Inc 438,700 15,803
Sumitomo Mitsui Trust Holdings Inc 14,007 484
Svenska Handelsbanken AB 60,137 641
Swedbank AB 623,268 12,202
UBS Group AG 145,016 2,690
UniCredit SpA 2,541,818 40,398
United Overseas Bank Ltd 1,568,500 35,054
Westpac Banking Corp 52,938 763
$ 417,417
Beverages - 1 .24%
Anheuser-Busch InBev SA/NV 31,417 1,980
Asahi Group Holdings Ltd 18,900 771
Carlsberg AS 4,142 671
Coca-Cola HBC AG
(e)
8,280 274
Kirin Holdings Co Ltd 1,274,300 20,425
Pernod Ricard SA 41,508 8,879
Suntory Beverage & Food Ltd 5,800 223
$ 33,223
Biotechnology - 0 .01%
Argenx SE
(e)
1,227 328

Schedule of Investments
Overseas Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 0 .17%
AGC Inc 7,900 $ 363
Cie de Saint-Gobain 7,303 494
CRH PLC 32,120 1,612
HeidelbergCement AG 6,135 427
Holcim Ltd
(e)
21,588 1,170
Lixil Corp 11,100 254
Rinnai Corp 500 45
TOTO Ltd 2,100 90
Xinyi Glass Holdings Ltd 75,000 199
$ 4,654
Chemicals - 1 .96%
Air Liquide SA 9,767 1,671
Akzo Nobel NV 112,497 11,644
Arkema SA 2,533 375
Asahi Kasei Corp 51,700 511
BASF SE 440,474 33,735
Brenntag SE 6,371 546
Chr Hansen Holding A/S 1,522 122
Clariant AG
(e)
4,445 94
Covestro AG
(f)
7,968 478
EMS-Chemie Holding AG 103 104
Evonik Industries AG 8,648 282
ICL Group Ltd 29,119 263
Johnson Matthey PLC 7,981 211
Mitsubishi Chemical Holdings Corp 34,000 267
Mitsubishi Gas Chemical Co Inc 6,500 124
Mitsui Chemicals Inc 7,700 206
Nitto Denko Corp 5,800 452
Solvay SA 3,057 368
Sumitomo Chemical Co Ltd 61,200 309
Toray Industries Inc 57,200 361
Tosoh Corp 10,800 169
Yara International ASA 6,828 351
$ 52,643
Commercial Services - 2 .65%
Adecco Group AG 6,392 304
Amadeus IT Group SA
(e)
487,606 33,528
Atlantia SpA
(e)
1,224,668 22,724
Dai Nippon Printing Co Ltd 9,300 223
Randstad NV 4,931 321
RELX PLC 277,568 8,538
RELX PLC 148,222 4,546
Secom Co Ltd 3,000 211
Securitas AB 12,911 156
SGS SA 87 248
TOPPAN INC 10,900 207
Transurban Group 44,006 389
$ 71,395
Computers - 0 .01%
Computershare Ltd 7,838 109
CyberArk Software Ltd
(e)
1,067 146
$ 255
Consumer Products - 0 .55%
Henkel AG & Co KGaA 4,286 339
Reckitt Benckiser Group PLC 179,638 14,554
$ 14,893
Cosmetics & Personal Care - 0 .94%
Essity AB 25,092 707
Kao Corp 6,800 340
Kose Corp 500 46
Lion Corp 4,400 57
Pola Orbis Holdings Inc 2,600 39
Unilever PLC 469,693 24,087
$ 25,276
Distribution & Wholesale - 0 .90%
Bunzl PLC 9,039 339
ITOCHU Corp 24,600 790
Marubeni Corp 64,500 664
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Mitsubishi Corp 52,100 $ 1,769
Mitsui & Co Ltd 41,800 1,042
Rexel SA
(e)
828,715 18,472
Sumitomo Corp 46,600 720
Toyota Tsusho Corp 8,700 353
$ 24,149
Diversified Financial Services - 2 .24%
abrdn plc 89,910 294
Amundi SA
(f)
2,513 195
ASX Ltd 2,795 166
Daiwa Securities Group Inc 59,400 358
Hargreaves Lansdown PLC 14,666 266
Julius Baer Group Ltd 441,251 28,836
Magellan Financial Group Ltd
(a)
5,683 76
Mitsubishi HC Capital Inc 27,200 141
Nomura Holdings Inc 126,600 559
ORIX Corp 1,369,800 28,255
SBI Holdings Inc/Japan 10,200 263
Schroders PLC 5,128 235
St James's Place PLC 22,254 459
Tokyo Century Corp 1,600 79
$ 60,182
Electric - 2 .53%
AusNet Services Ltd 78,953 145
Chubu Electric Power Co Inc 26,600 266
CLP Holdings Ltd 68,000 680
E.ON SE 32,398 447
EDP - Energias de Portugal SA 114,453 586
EDP Renovaveis SA 4,161 87
Electricite de France SA 19,529 188
Endesa SA 13,096 293
Enel SpA 4,046,492 31,144
Engie SA 75,305 1,158
Fortum Oyj 18,315 499
HK Electric Investments & HK Electric
Investments Ltd
109,000 109
Iberdrola SA 240,161 2,753
Kansai Electric Power Co Inc/The 29,100 275
Mercury NZ Ltd 28,084 103
Meridian Energy Ltd 34,331 99
National Grid PLC 149,124 2,182
Origin Energy Ltd 72,614 291
Orsted AS
(f)
5,068 540
Power Assets Holdings Ltd 57,000 350
Red Electrica Corp SA 17,848 360
RWE AG 564,977 23,832
SSE PLC 43,012 925
Terna - Rete Elettrica Nazionale 58,011 456
Tokyo Electric Power Co Holdings Inc
(e)
62,900 168
Uniper SE 3,774 171
$ 68,107
Electrical Components & Equipment - 0 .09%
ABB Ltd 67,721 2,348
Brother Industries Ltd 9,700 179
$ 2,527
Electronics - 0 .73%
Hirose Electric Co Ltd 700 104
Kyocera Corp 13,200 814
Murata Manufacturing Co Ltd 247,400 18,600
Yokogawa Electric Corp 4,800 79
$ 19,597
Engineering & Construction - 3 .59%
ACS Actividades de Construccion y Servicios SA 10,316 260
Aena SME SA
(e),(f)
120,273 19,434
Auckland International Airport Ltd
(e)
18,063 86
Balfour Beatty PLC 1,169,146 4,008
Beijing Capital International Airport Co Ltd
(e)
10,948,000 7,309
Bouygues SA 9,431 333
CK Infrastructure Holdings Ltd 4,341,500 26,754

Schedule of Investments
Overseas Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Eiffage SA 1,719 $ 181
Kajima Corp 18,500 223
Keppel Corp Ltd 60,100 253
Lendlease Corp Ltd 28,390 201
Obayashi Corp 26,800 217
Shimizu Corp 22,700 151
Skanska AB 14,027 343
Sydney Airport
(e)
19,080 117
Taisei Corp 8,000 262
Vinci SA 333,004 36,500
$ 96,632
Entertainment - 0 .99%
Flutter Entertainment PLC
(e)
2,405 366
Genting Singapore Ltd 47,573,900 25,996
Tabcorp Holdings Ltd 91,596 322
Toho Co Ltd/Tokyo 1,600 62
$ 26,746
Food - 4 .65%
Ajinomoto Co Inc 9,700 271
Associated British Foods PLC 848,850 22,406
Carrefour SA 25,996 495
Chocoladefabriken Lindt & Spruengli AG - PC 15 174
Coles Group Ltd 19,245 221
Danone SA 775,470 48,350
Etablissements Franz Colruyt NV 2,247 91
J Sainsbury PLC 72,098 283
Koninklijke Ahold Delhaize NV 43,118 1,398
MEIJI Holdings Co Ltd 5,000 312
Nestle SA 40,621 5,246
Nisshin Seifun Group Inc 8,300 117
Nissin Foods Holdings Co Ltd 900 64
Ocado Group PLC
(e)
10,061 205
Orkla ASA 1,823,518 17,426
Seven & i Holdings Co Ltd 512,900 26,086
Tesco PLC 318,777 1,280
Toyo Suisan Kaisha Ltd 1,900 78
WH Group Ltd
(f)
343,500 230
Wilmar International Ltd 78,900 251
$ 124,984
Food Service - 1 .80%
Compass Group PLC 2,129,988 48,410
Forest Products & Paper - 0 .10%
Mondi PLC 20,021 501
Oji Holdings Corp 33,300 177
Smurfit Kappa Group PLC 10,148 535
Stora Enso Oyj 8,395 171
Svenska Cellulosa AB SCA 24,977 435
UPM-Kymmene Oyj 22,009 802
$ 2,621
Gas - 1 .88%
Centrica PLC
(e)
32,007,128 31,472
Enagas SA 10,264 222
Hong Kong & China Gas Co Ltd 462,300 713
Naturgy Energy Group SA 7,997 253
Osaka Gas Co Ltd 15,600 265
Snam SpA
(a)
3,078,226 17,249
Tokyo Gas Co Ltd 15,600 315
$ 50,489
Hand & Machine Tools - 0 .01%
Fuji Electric Co Ltd 5,300 283
Healthcare - Products - 0 .66%
EssilorLuxottica SA 5,920 1,120
Koninklijke Philips NV 477,448 15,881
Smith & Nephew PLC 36,248 617
$ 17,618
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0 .07%
Fresenius Medical Care AG & Co KGaA 8,458 $ 575
Fresenius SE & Co KGaA 17,270 713
Medibank Pvt Ltd 56,771 124
Ramsay Health Care Ltd 4,907 219
Ryman Healthcare Ltd 17,522 115
$ 1,746
Holding Companies - Diversified - 0 .05%
CK Hutchison Holdings Ltd 111,000 789
Jardine Matheson Holdings Ltd 8,835 522
Swire Pacific Ltd 20,000 121
$ 1,432
Home Builders - 0 .67%
Barratt Developments PLC 42,025 349
Berkeley Group Holdings PLC
(e)
4,636 265
Daiwa House Industry Co Ltd 23,500 686
Iida Group Holdings Co Ltd 6,100 127
Persimmon PLC 471,622 15,365
Sekisui Chemical Co Ltd 15,600 273
Sekisui House Ltd
(a)
25,500 517
Taylor Wimpey PLC 150,345 308
$ 17,890
Home Furnishings - 0 .05%
Electrolux AB 9,298 194
Hoshizaki Corp 1,100 81
Panasonic Corp 91,100 1,003
SEB SA 1,139 173
$ 1,451
Insurance - 5 .19%
Admiral Group PLC 7,961 338
Aegon NV 73,689 416
Ageas SA/NV 7,092 341
Allianz SE 16,999 4,365
Assicurazioni Generali SpA 45,629 960
Aviva PLC 161,268 952
AXA SA 1,492,494 47,268
Baloise Holding AG 1,914 335
CNP Assurances 7,079 174
Dai-ichi Life Holdings Inc 41,700 939
Gjensidige Forsikring ASA 8,246 201
Hannover Rueck SE 2,487 502
Insurance Australia Group Ltd 101,636 307
Japan Post Holdings Co Ltd 100,900 861
Japan Post Insurance Co Ltd 8,300 146
Legal & General Group PLC 246,138 962
M&G PLC 107,193 314
MS&AD Insurance Group Holdings Inc 18,500 635
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
2,024 641
NN Group NV 11,141 623
Phoenix Group Holdings PLC 28,849 258
Prudential PLC 1,429,761 24,100
QBE Insurance Group Ltd 60,822 483
Sampo Oyj 429,171 21,301
Sompo Holdings Inc 13,100 613
Suncorp Group Ltd 52,896 415
Swiss Life Holding AG 1,302 838
Swiss Re AG 12,438 1,355
T&D Holdings Inc 22,200 328
Tokio Marine Holdings Inc 12,900 770
Tryg A/S 14,846 352
Zurich Insurance Group AG 57,749 27,622
$ 139,715
Internet - 0 .04%
Just Eat Takeaway.com NV
(e),(f)
4,835 239
Rakuten Group Inc 12,500 108
Scout24 SE
(f)
1,264 76
Trend Micro Inc/Japan 2,700 143
United Internet AG 4,002 157
Wix.com Ltd
(e)
1,155 152

Schedule of Investments
Overseas Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Z Holdings Corp 54,900 $ 279
$ 1,154
Investment Companies - 0 .04%
BGP Holdings PLC
(e),(g)
738,711 —
Eurazeo SE 1,633 130
Groupe Bruxelles Lambert SA 4,659 500
Industrivarden AB - A Shares 5,508 174
Industrivarden AB - C Shares 6,586 205
L E Lundbergforetagen AB 2,039 104
$ 1,113
Iron & Steel - 0 .37%
ArcelorMittal SA 261,939 7,780
BlueScope Steel Ltd 10,383 136
Evraz PLC 21,049 143
Fortescue Metals Group Ltd 69,820 981
Hitachi Metals Ltd
(e)
3,100 56
JFE Holdings Inc 20,300 261
Nippon Steel Corp 35,300 577
voestalpine AG 3,109 103
$ 10,037
Leisure Products & Services - 0 .01%
Yamaha Motor Co Ltd 6,300 150
Lodging - 1 .64%
Accor SA
(e)
652,783 23,991
City Developments Ltd 16,800 88
Crown Resorts Ltd
(e)
5,371 46
Melco Resorts & Entertainment Ltd ADR
(e)
8,892 94
Sands China Ltd
(e)
6,746,800 18,814
SJM Holdings Ltd
(e)
1,549,083 997
Whitbread PLC
(e)
4,167 171
$ 44,201
Machinery - Construction & Mining - 0 .82%
Hitachi Construction Machinery Co Ltd 4,600 117
Hitachi Ltd 25,900 1,346
Komatsu Ltd 758,200 19,053
Mitsubishi Electric Corp 75,300 943
Mitsubishi Heavy Industries Ltd 13,400 364
Siemens Energy AG
(e)
8,241 185
$ 22,008
Machinery - Diversified - 2 .14%
FANUC Corp 188,600 37,295
GEA Group AG 6,326 299
Husqvarna AB 17,249 240
KION Group AG 10,918 1,009
Kone Oyj 7,007 454
Kubota Corp 27,700 594
Nabtesco Corp 564,300 17,640
$ 57,531
Media - 1 .18%
Bollore SA 36,457 197
Informa PLC
(e)
4,152,622 31,412
Pearson PLC 31,193 260
$ 31,869
Metal Fabrication & Hardware - 0 .02%
SKF AB 15,761 345
Tenaris SA 19,467 238
$ 583
Mining - 0 .66%
Anglo American PLC 53,281 2,349
Antofagasta PLC 16,255 296
BHP Group Ltd
(a)
208,859 6,698
Boliden AB 11,279 457
Evolution Mining Ltd 75,560 190
Glencore PLC
(e)
411,710 2,145
Norsk Hydro ASA 55,447 426
Rio Tinto Ltd 15,306 1,217
Rio Tinto PLC 46,307 3,264
South32 Ltd 67,454 185
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Sumitomo Metal Mining Co Ltd 10,100 $ 466
$ 17,693
Miscellaneous Manufacturers - 1 .22%
Alstom SA 593,865 19,253
Siemens AG 78,481 12,461
Smiths Group PLC 16,343 344
Toshiba Corp 16,900 700
$ 32,758
Office & Business Equipment - 0 .07%
Canon Inc 41,400 979
FUJIFILM Holdings Corp 9,600 644
Ricoh Co Ltd 9,500 80
Seiko Epson Corp 11,700 182
$ 1,885
Oil & Gas - 7 .35%
BP PLC 7,884,654 40,873
DCC PLC 273,092 22,963
Ecopetrol SA ADR
(a)
1,778,043 26,208
ENEOS Holdings Inc 126,510 504
Eni SpA 104,060 1,563
Equinor ASA 40,297 1,111
Galp Energia SGPS SA 20,666 228
Idemitsu Kosan Co Ltd 8,800 225
Inpex Corp 42,200 427
Lundin Energy AB 30,209 1,229
OMV AG 6,075 372
Repsol SA 59,825 760
Shell PLC 1,031,559 26,324
Shell PLC 317,655 8,160
Suncor Energy Inc 825,700 23,592
TotalEnergies SE 746,393 42,445
Woodside Petroleum Ltd 39,728 710
$ 197,694
Pharmaceuticals - 8 .20%
Astellas Pharma Inc 76,800 1,240
AstraZeneca PLC 223,324 25,979
Bayer AG 269,589 16,378
GlaxoSmithKline PLC 1,930,710 43,086
Grifols SA 12,296 217
Ipsen SA 1,554 151
Medipal Holdings Corp 7,600 137
Novartis AG 487,920 42,395
Orion Oyj 4,377 178
Otsuka Holdings Co Ltd 16,200 553
Roche Holding AG 53,463 20,690
Sanofi 389,842 40,762
Santen Pharmaceutical Co Ltd 14,900 169
Shionogi & Co Ltd 7,100 405
Sumitomo Dainippon Pharma Co Ltd 7,300 79
Taisho Pharmaceutical Holdings Co Ltd 1,600 79
Takeda Pharmaceutical Co Ltd 949,100 27,508
Teva Pharmaceutical Industries Ltd ADR
(e)
45,452 383
UCB SA 2,607 259
$ 220,648
Pipelines - 1 .13%
APA Group 48,644 330
Enbridge Inc 710,000 30,016
$ 30,346
Private Equity - 0 .04%
3i Group PLC 40,122 747
Capitaland Investment Ltd/Singapore
(e)
108,700 279
$ 1,026
Real Estate - 2 .49%
Aroundtown SA 41,189 254
Azrieli Group Ltd 1,750 158
CK Asset Holdings Ltd 83,000 554
Daito Trust Construction Co Ltd 2,600 298
Fastighets AB Balder
(e)
1,518 101

Schedule of Investments
Overseas Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Hang Lung Properties Ltd 83,000 $ 178
Henderson Land Development Co Ltd 59,438 260
Hongkong Land Holdings Ltd 4,381,398 23,730
Hulic Co Ltd 9,900 96
LEG Immobilien SE 3,002 398
Mitsubishi Estate Co Ltd 48,800 703
Mitsui Fudosan Co Ltd 821,740 17,616
New World Development Co Ltd 63,451 259
Nomura Real Estate Holdings Inc 5,100 119
Sino Land Co Ltd 136,000 176
Sumitomo Realty & Development Co Ltd 12,900 399
Sun Hung Kai Properties Ltd 53,883 657
Swire Properties Ltd 6,914,600 18,432
Swiss Prime Site AG 3,133 310
UOL Group Ltd 18,900 103
Vonovia SE 30,450 1,734
Wharf Real Estate Investment Co Ltd 69,000 328
$ 66,863
REITs - 0 .28%
Ascendas Real Estate Investment Trust 138,200 284
British Land Co PLC/The 36,298 271
CapitaLand Integrated Commercial Trust 200,299 289
Covivio 2,147 179
Daiwa House REIT Investment Corp 91 271
Dexus 44,345 323
Gecina SA 1,895 257
GLP J-Reit 176 283
GPT Group/The 78,979 280
Japan Metropolitan Fund Invest 290 244
Japan Real Estate Investment Corp 51 281
Klepierre SA 8,380 223
Land Securities Group PLC 29,043 312
Link REIT 86,200 740
Mapletree Commercial Trust 88,700 119
Mapletree Logistics Trust 127,300 160
Mirvac Group 162,555 301
Nippon Building Fund Inc 61 353
Nippon Prologis REIT Inc
(e)
55 172
Nomura Real Estate Master Fund Inc 176 244
Orix JREIT Inc 110 158
Scentre Group 213,998 444
Segro PLC 24,744 436
Stockland 98,423 284
Unibail-Rodamco-Westfield
(e)
5,144 392
Vicinity Centres 159,537 185
$ 7,485
Retail - 1 .59%
Astra International Tbk PT 41,837,700 16,013
Cie Financiere Richemont SA 53,702 7,805
Kingfisher PLC 87,056 390
Ryohin Keikaku Co Ltd 10,300 148
Swatch Group AG/The - BR 1,194 348
Swatch Group AG/The - REG 2,172 122
USS Co Ltd 8,900 145
WH Smith PLC
(e)
793,844 17,810
$ 42,781
Semiconductors - 2 .10%
Rohm Co Ltd 1,300 109
Samsung Electronics Co Ltd 618,365 38,462
SK Hynix Inc 174,246 18,036
$ 56,607
Shipbuilding - 0 .00%
Wartsila OYJ Abp 9,759 121
Software - 1 .29%
Sage Group PLC/The 21,721 212
SAP SE 275,314 34,541
$ 34,753
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1 .39%
BT Group PLC 368,037 $ 975
Deutsche Telekom AG 89,323 1,686
Elisa Oyj 3,811 224
Eutelsat Communications SA 1,499,723 18,596
Hikari Tsushin Inc 300 36
HKT Trust & HKT Ltd 156,000 213
KDDI Corp 66,600 2,128
Koninklijke KPN NV 138,625 457
Nippon Telegraph & Telephone Corp 53,200 1,522
Nokia OYJ
(e)
144,494 862
Orange SA 82,255 966
Proximus SADP 6,270 128
SoftBank Corp 118,500 1,486
SoftBank Group Corp 49,700 2,202
Spark New Zealand Ltd 76,980 220
Swisscom AG 1,069 611
Tele2 AB 20,649 300
Telecom Italia SpA/Milano 410,817 194
Telefonica Deutschland Holding AG 42,924 123
Telefonica SA 217,802 1,015
Telenor ASA 28,849 477
Telia Co AB 109,599 432
Telstra Corp Ltd 171,624 477
Vodafone Group PLC 1,140,209 2,002
$ 37,332
Transportation - 0 .72%
AP Moller - Maersk A/S - B 155 557
Aurizon Holdings Ltd 75,893 190
Canadian National Railway Co 98,447 11,999
Central Japan Railway Co 6,000 787
Deutsche Post AG 40,872 2,460
East Japan Railway Co 12,400 708
Hankyu Hanshin Holdings Inc 9,600 280
Keio Corp 2,100 94
Keisei Electric Railway Co Ltd 2,000 56
Kintetsu Group Holdings Co Ltd
(e)
2,600 76
MTR Corp Ltd 64,000 346
NIPPON EXPRESS HOLDINGS INC 3,100 184
Nippon Yusen KK 6,600 517
Odakyu Electric Railway Co Ltd 5,900 104
Poste Italiane SpA
(f)
21,540 289
SITC International Holdings Co Ltd 36,000 137
Tokyu Corp 10,300 137
West Japan Railway Co 8,800 369
$ 19,290
Water - 1 .00%
Severn Trent PLC 10,318 401
United Utilities Group PLC 28,113 406
Veolia Environnement SA 721,486 26,063
$ 26,870
TOTAL COMMON STOCKS $ 2,585,676
PREFERRED STOCKS - 1 .75 % Shares Held Value (000's)
Automobile Manufacturers - 0 .85%
Bayerische Motoren Werke AG 1.92% 2,381 $ 206
Porsche Automobil Holding SE 2.21% 6,312 591
Volkswagen AG 4.86% 105,968 22,070
$ 22,867
Chemicals - 0 .00%
FUCHS PETROLUB SE 0.99% 1,432 62
Consumer Products - 0 .90%
Henkel AG & Co KGaA 1.85% 295,512 24,169
TOTAL PREFERRED STOCKS $ 47,098
Total Investments $ 2,692,433
Other Assets and Liabilities -  (0.10)% (2,717)
TOTAL NET ASSETS - 100.00% $ 2,689,716

Schedule of Investments
Overseas Fund
January 31, 2022 (unaudited)
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,457 or 0.50% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,932 or 0.52% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,761 or 0.81% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Location Percent
United Kingdom 20 .85%
France 15 .01%
Japan 12 .96%
Germany 8 .31%
Switzerland 6 .14%
Hong Kong 4 .63%
Italy 4 .37%
Netherlands 3 .97%
Spain 3 .49%
Canada 3 .15%
Singapore 2 .40%
United States 2 .22%
Korea, Republic Of 2 .10%
Ireland 1 .64%
Mexico 1 .02%
Australia 0 .98%
Finland 0 .98%
Colombia 0 .97%
Indonesia 0 .83%
Norway 0 .77%
Sweden 0 .70%
Macao 0 .70%
South Africa 0 .67%
Luxembourg 0 .31%
China 0 .27%
Peru 0 .22%
Belgium 0 .15%
Denmark 0 .11%
Israel 0 .10%
Austria 0 .03%
Portugal 0 .03%
New Zealand 0 .01%
Chile 0 .01%
Other Assets and Liabilities
( 0 .10 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 50,357 $ 549,865 $ 550,192 $ 50,030
$ 50,357 $ 549,865 $ 550,192 $ 50,030
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2022 Long 157 $ 17,547 $ (504)
Total $ (504)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .20 % Shares Held Value (000's)
Money Market Funds - 3 .20%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
107,831,251 $ 107,831
TOTAL INVESTMENT COMPANIES $ 107,831
COMMON STOCKS - 98 .02 % Shares Held Value (000's)
Apparel - 1 .57%
Deckers Outdoor Corp
(b)
88,513 $ 28,344
NIKE Inc 166,095 24,594
$ 52,938
Automobile Manufacturers - 1 .27%
PACCAR Inc 461,950 42,957
Automobile Parts & Equipment - 0 .86%
Magna International Inc 359,370 28,969
Banks - 3 .58%
JPMorgan Chase & Co 476,805 70,853
PNC Financial Services Group Inc/The 242,141 49,879
$ 120,732
Beverages - 1 .51%
Keurig Dr Pepper Inc 1,203,239 45,663
PepsiCo Inc 30,610 5,311
$ 50,974
Chemicals - 1 .48%
Air Products and Chemicals Inc 81,303 22,937
FMC Corp 243,579 26,884
$ 49,821
Commercial Services - 1 .65%
Morningstar Inc 60,003 17,245
PayPal Holdings Inc
(b)
223,193 38,376
$ 55,621
Computers - 5 .68%
Apple Inc 1,095,015 191,387
Consumer Products - 1 .41%
Church & Dwight Co Inc 319,774 32,825
WD-40 Co 65,601 14,580
$ 47,405
Diversified Financial Services - 7 .16%
Ameriprise Financial Inc 122,661 37,327
BlackRock Inc 28,915 23,795
Charles Schwab Corp/The 543,702 47,683
Discover Financial Services 181,851 21,049
Nasdaq Inc 191,878 34,386
Visa Inc 341,379 77,210
$ 241,450
Electric - 2 .39%
NextEra Energy Inc 826,231 64,545
Xcel Energy Inc 230,694 16,070
$ 80,615
Electronics - 1 .18%
Honeywell International Inc 194,316 39,734
Environmental Control - 0 .99%
Republic Services Inc 261,125 33,335
Food - 0 .39%
Simply Good Foods Co/The
(b)
368,917 12,997
Healthcare - Products - 4 .73%
Abbott Laboratories 435,516 55,511
Cooper Cos Inc/The 66,718 26,574
Edwards Lifesciences Corp
(b)
153,015 16,709
Medtronic PLC 159,418 16,498
Thermo Fisher Scientific Inc 75,920 44,132
$ 159,424
Healthcare - Services - 3 .00%
UnitedHealth Group Inc 163,239 77,142
Universal Health Services Inc 183,444 23,859
$ 101,001
Home Furnishings - 0 .21%
Sonos Inc
(b)
286,531 7,226
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2 .62%
Fidelity National Financial Inc 454,342 $ 22,876
Marsh & McLennan Cos Inc 191,866 29,479
Progressive Corp/The 331,245 35,993
$ 88,348
Internet - 9 .85%
Alphabet Inc - A Shares
(b)
52,141 141,097
Amazon.com Inc
(b)
29,168 87,255
Meta Platforms Inc
(b)
219,942 68,899
Netflix Inc
(b)
44,326 18,934
Pinterest Inc
(b)
532,512 15,741
$ 331,926
Machinery - Construction & Mining - 0 .91%
Epiroc AB - A Shares 1,436,485 30,653
Machinery - Diversified - 1 .50%
Deere & Co 134,405 50,590
Media - 2 .98%
Comcast Corp - Class A 1,052,848 52,632
Nexstar Media Group Inc 185,070 30,607
Walt Disney Co/The
(b)
119,341 17,062
$ 100,301
Oil & Gas - 4 .07%
Chevron Corp 670,757 88,090
EOG Resources Inc 397,378 44,300
Valero Energy Corp 55,728 4,624
$ 137,014
Packaging & Containers - 1 .00%
Ball Corp 346,634 33,658
Pharmaceuticals - 4 .03%
Bristol-Myers Squibb Co 179,319 11,636
Dexcom Inc
(b)
9,822 4,228
Eli Lilly & Co 123,808 30,381
Merck & Co Inc 493,339 40,198
Pfizer Inc 547,410 28,843
Roche Holding AG ADR 422,241 20,517
$ 135,803
REITs - 3 .15%
Alexandria Real Estate Equities Inc 144,851 28,223
American Tower Corp 101,098 25,426
Extra Space Storage Inc 128,044 25,377
Prologis Inc 172,887 27,112
$ 106,138
Retail - 7 .85%
Chipotle Mexican Grill Inc
(b)
15,607 23,185
Costco Wholesale Corp 76,603 38,695
Home Depot Inc/The 88,308 32,407
Lululemon Athletica Inc
(b)
81,966 27,357
O'Reilly Automotive Inc
(b)
43,447 28,317
Papa John's International Inc 142,431 17,583
Starbucks Corp 143,745 14,133
Target Corp 188,277 41,502
Tractor Supply Co 189,803 41,436
$ 264,615
Semiconductors - 5 .68%
Broadcom Inc 119,626 70,087
Lam Research Corp 63,083 37,214
Microchip Technology Inc 307,757 23,845
NVIDIA Corp 120,873 29,597
Taiwan Semiconductor Manufacturing Co Ltd
ADR
250,724 30,746
$ 191,489
Software - 12 .63%
Adobe Inc
(b)
135,616 72,460
Black Knight Inc
(b)
181,629 13,550
Fair Isaac Corp
(b)
48,907 24,208
Microsoft Corp 654,452 203,521
Roper Technologies Inc 62,114 27,154
salesforce.com Inc
(b)
187,627 43,648
ServiceNow Inc
(b)
46,272 27,105

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Veeva Systems Inc
(b)
58,736 $ 13,893
$ 425,539
Telecommunications - 1 .00%
T-Mobile US Inc
(b)
313,106 33,869
Transportation - 1 .69%
Expeditors International of Washington Inc 226,366 25,914
Union Pacific Corp 127,569 31,197
$ 57,111
TOTAL COMMON STOCKS $ 3,303,640
Total Investments $ 3,411,471
Other Assets and Liabilities -  (1.22)% (41,211)
TOTAL NET ASSETS - 100.00% $ 3,370,260
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23 .99%
Consumer, Non-cyclical 16 .72%
Financial 16 .51%
Communications 13 .83%
Consumer, Cyclical 11 .76%
Industrial 7 .27%
Energy 4 .07%
Money Market Funds 3 .20%
Utilities 2 .39%
Basic Materials 1 .48%
Other Assets and Liabilities
( 1 .22 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 44,490 $ 1,194,545 $ 1,131,204 $ 107,831
$ 44,490 $ 1,194,545 $ 1,131,204 $ 107,831
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .43%
Blue Chip Fund
(a)
694,179 $ 25,851
Core Fixed Income Fund
(a)
21,764,530 210,898
Diversified International Fund
(a)
3,244,358 44,285
Diversified Real Asset Fund
(a)
1,173,778 15,494
International Small Company Fund
(a)
738,310 8,107
LargeCap Growth Fund I
(a)
1,199,625 23,693
MidCap Fund
(a)
315,570 11,809
MidCap Value Fund I
(a)
765,914 12,959
Origin Emerging Markets Fund
(a)
877,102 11,157
SmallCap Growth Fund I
(a)
353,043 5,222
SmallCap Value Fund II
(a)
538,443 6,687
$ 376,162
Principal Funds, Inc. Institutional Class - 43 .58%
Equity Income Fund
(a)
635,773 25,514
High Income Fund
(a)
5,258,844 47,856
Inflation Protection Fund
(a)
4,531,207 41,143
LargeCap S&P 500 Index Fund
(a)
705,321 16,215
LargeCap Value Fund III
(a)
1,350,225 26,005
Overseas Fund
(a)
1,832,328 19,789
Short-Term Income Fund
(a)
9,419,709 113,978
$ 290,500
TOTAL INVESTMENT COMPANIES $ 666,662
Total Investments $ 666,662
Other Assets and Liabilities -  (0.01)% (84)
TOTAL NET ASSETS - 100.00% $ 666,578
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 68 .73%
Domestic Equity Funds 23 .09%
International Equity Funds 5 .86%
Specialty Funds 2 .33%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 29,678 $ 2,205 $ 1,293 $ 25,851
Core Fixed Income Fund 245,244 4,315 32,275 210,898
Diversified International Fund 40,604 13,686 2,105 44,285
Diversified Real Asset Fund 13,565 3,421 1,021 15,494
Equity Income Fund 26,124 1,575 1,212 25,514
High Income Fund 49,019 2,879 2,709 47,856
Inflation Protection Fund 34,734 12,426 2,650 41,143
International Small Company Fund 8,168 1,933 443 8,107
LargeCap Growth Fund I 27,564 3,156 1,212 23,693
LargeCap S&P 500 Index Fund 17,013 2,688 1,134 16,215
LargeCap Value Fund III 26,735 2,704 1,212 26,005
MidCap Fund 13,326 1,400 830 11,809
MidCap Value Fund I 13,273 1,984 843 12,959
Origin Emerging Markets Fund 10,334 1,898 586 11,157
Overseas Fund 22,870 1,642 3,674 19,789
Short-Term Income Fund 125,529 2,383 11,940 113,978
SmallCap Growth Fund I 6,567 869 360 5,222
SmallCap Value Fund II 7,009 1,038 402 6,687
$ 717,356 $ 62,202 $ 65,901 $ 666,662
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 221 $ 425 $ 1,565 $ (5,164)
Core Fixed Income Fund 1,310 271 — (6,657)
Diversified International Fund 1,773 — 4,068 (7,900)
Diversified Real Asset Fund 389 (10) 183 (461)
Equity Income Fund 279 56 804 (1,029)
High Income Fund 655 (8) — (1,325)
Inflation Protection Fund 1,989 (10) 964 (3,357)
International Small Company Fund 129 (11) 637 (1,540)
LargeCap Growth Fund I 220 79 2,503 (5,894)
LargeCap S&P 500 Index Fund 276 156 1,803 (2,508)
LargeCap Value Fund III 721 86 1,523 (2,308)
MidCap Fund 36 120 945 (2,207)
MidCap Value Fund I 639 (1) 774 (1,454)
Origin Emerging Markets Fund 226 (5) 207 (484)
Overseas Fund 1,413 799 — (1,848)
Short-Term Income Fund 349 24 578 (2,018)
SmallCap Growth Fund I 190 125 568 (1,979)
SmallCap Value Fund II 695 41 222 (999)
$ 11,510 $ 2,137 $ 17,344 $ (49,132)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .75%
Blue Chip Fund
(a)
397,478 $ 14,802
Core Fixed Income Fund
(a)
11,021,090 106,794
Diversified International Fund
(a)
1,929,275 26,335
Diversified Real Asset Fund
(a)
630,722 8,326
International Small Company Fund
(a)
438,311 4,813
LargeCap Growth Fund I
(a)
705,316 13,930
MidCap Fund
(a)
181,816 6,804
MidCap Value Fund I
(a)
427,386 7,231
Origin Emerging Markets Fund
(a)
516,614 6,571
SmallCap Growth Fund I
(a)
210,596 3,115
SmallCap Value Fund II
(a)
308,490 3,831
$ 202,552
Principal Funds, Inc. Institutional Class - 42 .26%
Equity Income Fund
(a)
367,116 14,732
High Income Fund
(a)
2,585,950 23,532
Inflation Protection Fund
(a)
2,232,759 20,273
LargeCap S&P 500 Index Fund
(a)
453,532 10,427
LargeCap Value Fund III
(a)
781,000 15,042
Overseas Fund
(a)
1,100,710 11,888
Short-Term Income Fund
(a)
4,322,281 52,300
$ 148,194
TOTAL INVESTMENT COMPANIES $ 350,746
Total Investments $ 350,746
Other Assets and Liabilities -  (0.01)% (30)
TOTAL NET ASSETS - 100.00% $ 350,716
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65 .36%
Domestic Equity Funds 25 .64%
International Equity Funds 6 .63%
Specialty Funds 2 .38%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 18,446 $ 1,159 $ 2,093 $ 14,802
Core Fixed Income Fund 117,793 1,978 9,734 106,794
Diversified International Fund 26,454 5,610 1,049 26,335
Diversified Real Asset Fund 6,286 2,748 453 8,326
Equity Income Fund 16,429 758 1,911 14,732
High Income Fund 22,999 2,316 1,127 23,532
Inflation Protection Fund 16,914 6,113 1,079 20,273
International Small Company Fund 5,308 647 223 4,813
LargeCap Growth Fund I 17,616 1,741 2,013 13,930
LargeCap S&P 500 Index Fund 11,512 1,478 1,044 10,427
LargeCap Value Fund III 16,830 1,435 1,953 15,042
MidCap Fund 8,296 662 955 6,804
MidCap Value Fund I 8,223 885 1,080 7,231
Origin Emerging Markets Fund 6,554 601 297 6,571
Overseas Fund 13,621 971 2,085 11,888
Short-Term Income Fund 53,014 2,939 2,734 52,300
SmallCap Growth Fund I 4,166 493 438 3,115
SmallCap Value Fund II 4,395 564 595 3,831
$ 374,856 $ 33,098 $ 30,863 $ 350,746
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 128 $ 950 $ 903 $ (3,660)
Core Fixed Income Fund 660 46 — (3,289)
Diversified International Fund 1,060 (4) 2,440 (4,676)
Diversified Real Asset Fund 210 — 99 (255)
Equity Income Fund 163 202 468 (746)
High Income Fund 322 — — (656)
Inflation Protection Fund 987 (1) 480 (1,674)
International Small Company Fund 77 (3) 381 (916)
LargeCap Growth Fund I 130 756 1,483 (4,170)
LargeCap S&P 500 Index Fund 179 539 1,172 (2,058)
LargeCap Value Fund III 420 259 888 (1,529)
MidCap Fund 21 472 551 (1,671)
MidCap Value Fund I 360 304 437 (1,101)
Origin Emerging Markets Fund 134 (1) 123 (286)
Overseas Fund 855 428 — (1,047)
Short-Term Income Fund 159 (2) 268 (917)
SmallCap Growth Fund I 115 248 343 (1,354)
SmallCap Value Fund II 401 97 128 (630)
$ 6,381 $ 4,290 $ 10,164 $ (30,635)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .71%
Blue Chip Fund
(a)
4,664,607 $ 173,710
Core Fixed Income Fund
(a)
105,141,367 1,018,820
Diversified International Fund
(a)
22,149,188 302,336
Diversified Real Asset Fund
(a)
5,995,299 79,138
International Small Company Fund
(a)
5,036,864 55,305
LargeCap Growth Fund I
(a)
8,254,965 163,035
MidCap Fund
(a)
2,092,754 78,311
MidCap Value Fund I
(a)
4,931,728 83,445
Origin Emerging Markets Fund
(a)
5,724,903 72,821
SmallCap Growth Fund I
(a)
2,444,532 36,155
SmallCap Value Fund II
(a)
3,760,735 46,708
$ 2,109,784
Principal Funds, Inc. Institutional Class - 39 .30%
Equity Income Fund
(a)
4,277,938 171,674
High Income Fund
(a)
22,739,185 206,927
Inflation Protection Fund
(a)
19,582,404 177,808
LargeCap S&P 500 Index Fund
(a)
5,201,093 119,573
LargeCap Value Fund III
(a)
9,115,657 175,567
Overseas Fund
(a)
12,517,836 135,193
Short-Term Income Fund
(a)
31,302,390 378,759
$ 1,365,501
TOTAL INVESTMENT COMPANIES $ 3,475,285
Total Investments $ 3,475,285
Other Assets and Liabilities -  (0.01)% (343)
TOTAL NET ASSETS - 100.00% $ 3,474,942
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 60 .00%
Domestic Equity Funds 30 .15%
International Equity Funds 7 .58%
Specialty Funds 2 .28%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 223,362 $ 12,379 $ 30,324 $ 173,710
Core Fixed Income Fund 1,084,813 32,779 67,822 1,018,820
Diversified International Fund 308,066 62,360 14,236 302,336
Diversified Real Asset Fund 59,954 26,773 5,137 79,138
Equity Income Fund 198,607 7,627 28,273 171,674
High Income Fund 198,399 25,625 11,282 206,927
Inflation Protection Fund 154,558 48,934 11,070 177,808
International Small Company Fund 63,571 5,376 3,082 55,305
LargeCap Growth Fund I 213,135 19,158 29,426 163,035
LargeCap S&P 500 Index Fund 145,843 15,771 24,841 119,573
LargeCap Value Fund III 203,580 15,546 28,759 175,567
MidCap Fund 99,763 6,786 14,501 78,311
MidCap Value Fund I 98,944 9,395 15,755 83,445
Origin Emerging Markets Fund 78,466 2,982 5,436 72,821
Overseas Fund 175,449 10,006 43,227 135,193
Short-Term Income Fund 367,633 40,152 22,364 378,759
SmallCap Growth Fund I 50,268 5,381 6,673 36,155
SmallCap Value Fund II 53,800 6,532 7,107 46,708
$ 3,778,211 $ 353,562 $ 369,315 $ 3,475,285
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,497 $ 17,657 $ 10,602 $ (49,364)
Core Fixed Income Fund 6,299 11 — (30,961)
Diversified International Fund 12,175 60 28,014 (53,914)
Diversified Real Asset Fund 2,001 (40) 944 (2,412)
Equity Income Fund 1,894 3,259 5,452 (9,546)
High Income Fund 2,844 (35) — (5,780)
Inflation Protection Fund 8,657 (15) 4,208 (14,599)
International Small Company Fund 885 377 4,385 (10,937)
LargeCap Growth Fund I 1,523 17,318 17,355 (57,150)
LargeCap S&P 500 Index Fund 2,053 15,990 13,440 (33,190)
LargeCap Value Fund III 4,903 4,191 10,362 (18,991)
MidCap Fund 242 8,310 6,348 (22,047)
MidCap Value Fund I 4,161 4,879 5,041 (14,018)
Origin Emerging Markets Fund 1,484 (29) 1,361 (3,162)
Overseas Fund 9,728 9,457 — (16,492)
Short-Term Income Fund 1,151 (9) 1,939 (6,653)
SmallCap Growth Fund I 1,330 3,621 3,973 (16,442)
SmallCap Value Fund II 4,892 1,195 1,562 (7,712)
$ 67,719 $ 86,197 $ 114,986 $ (373,370)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .50%
Blue Chip Fund
(a)
2,835,436 $ 105,592
Core Fixed Income Fund
(a)
49,589,195 480,519
Diversified International Fund
(a)
13,059,929 178,268
Diversified Real Asset Fund
(a)
3,446,388 45,492
International Small Company Fund
(a)
2,916,117 32,019
LargeCap Growth Fund I
(a)
5,027,226 99,288
MidCap Fund
(a)
1,297,816 48,564
MidCap Value Fund I
(a)
3,144,288 53,201
Origin Emerging Markets Fund
(a)
3,371,276 42,883
SmallCap Growth Fund I
(a)
1,476,670 21,840
SmallCap Value Fund II
(a)
2,264,516 28,125
$ 1,135,791
Principal Funds, Inc. Institutional Class - 36 .50%
Equity Income Fund
(a)
2,619,445 105,118
High Income Fund
(a)
10,132,571 92,207
Inflation Protection Fund
(a)
8,480,552 77,004
LargeCap S&P 500 Index Fund
(a)
3,272,257 75,229
LargeCap Value Fund III
(a)
5,573,535 107,346
Overseas Fund
(a)
7,487,957 80,870
Short-Term Income Fund
(a)
9,512,665 115,103
$ 652,877
TOTAL INVESTMENT COMPANIES $ 1,788,668
Total Investments $ 1,788,668
Other Assets and Liabilities -  0.00% (44)
TOTAL NET ASSETS - 100.00% $ 1,788,624
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 52 .73%
Domestic Equity Funds 36 .02%
International Equity Funds 8 .71%
Specialty Funds 2 .54%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 127,874 $ 8,928 $ 12,081 $ 105,592
Core Fixed Income Fund 479,298 27,225 11,639 480,519
Diversified International Fund 175,935 37,033 3,404 178,268
Diversified Real Asset Fund 33,661 14,145 955 45,492
Equity Income Fund 114,180 6,107 11,306 105,118
High Income Fund 85,099 11,535 1,868 92,207
Inflation Protection Fund 58,718 26,369 1,767 77,004
International Small Company Fund 35,775 3,617 1,366 32,019
LargeCap Growth Fund I 122,073 13,018 11,732 99,288
LargeCap S&P 500 Index Fund 82,172 11,225 7,387 75,229
LargeCap Value Fund III 116,923 10,888 11,489 107,346
MidCap Fund 58,550 5,155 6,744 48,564
MidCap Value Fund I 58,206 6,911 6,108 53,201
Origin Emerging Markets Fund 44,550 2,452 2,271 42,883
Overseas Fund 99,916 7,286 22,294 80,870
Short-Term Income Fund 97,553 21,987 2,444 115,103
SmallCap Growth Fund I 28,750 3,624 2,901 21,840
SmallCap Value Fund II 30,807 4,309 3,074 28,125
$ 1,850,040 $ 221,814 $ 120,830 $ 1,788,668
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 899 $ 2,426 $ 6,368 $ (21,555)
Core Fixed Income Fund 2,898 (3) — (14,362)
Diversified International Fund 7,106 (4) 16,301 (31,292)
Diversified Real Asset Fund 1,135 — 533 (1,359)
Equity Income Fund 1,147 1,228 3,298 (5,091)
High Income Fund 1,246 — — (2,559)
Inflation Protection Fund 3,702 — 1,794 (6,316)
International Small Company Fund 507 142 2,505 (6,149)
LargeCap Growth Fund I 916 1,681 10,440 (25,752)
LargeCap S&P 500 Index Fund 1,271 3,996 8,316 (14,777)
LargeCap Value Fund III 2,964 1,556 6,263 (10,532)
MidCap Fund 147 2,882 3,865 (11,279)
MidCap Value Fund I 2,609 1,223 3,161 (7,031)
Origin Emerging Markets Fund 865 1 791 (1,849)
Overseas Fund 5,750 2,718 — (6,756)
Short-Term Income Fund 339 — 581 (1,993)
SmallCap Growth Fund I 792 1,276 2,365 (8,909)
SmallCap Value Fund II 2,912 494 930 (4,411)
$ 37,205 $ 19,616 $ 67,511 $ (181,972)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .06%
Blue Chip Fund
(a)
11,350,141 $ 422,679
Core Fixed Income Fund
(a)
186,233,558 1,804,603
Diversified International Fund
(a)
51,720,969 705,991
International Small Company Fund
(a)
11,525,561 126,551
LargeCap Growth Fund I
(a)
20,279,139 400,513
MidCap Fund
(a)
5,196,803 194,465
MidCap Value Fund I
(a)
12,514,963 211,753
Origin Emerging Markets Fund
(a)
13,022,665 165,648
Real Estate Securities Fund
(a)
4,899,611 158,846
SmallCap Growth Fund I
(a)
6,041,574 89,355
SmallCap Value Fund II
(a)
9,058,318 112,504
$ 4,392,908
Principal Funds, Inc. Institutional Class - 28 .95%
Equity Income Fund
(a)
10,497,808 421,277
High Income Fund
(a)
31,674,514 288,238
LargeCap S&P 500 Index Fund
(a)
14,476,260 332,809
LargeCap Value Fund III
(a)
22,338,299 430,236
Overseas Fund
(a)
29,365,774 317,150
$ 1,789,710
TOTAL INVESTMENT COMPANIES $ 6,182,618
Total Investments $ 6,182,618
Other Assets and Liabilities -  (0.01)% (547)
TOTAL NET ASSETS - 100.00% $ 6,182,071
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 45 .27%
Domestic Equity Funds 44 .88%
International Equity Funds 9 .86%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 515,325 $ 30,708 $ 46,248 $ 422,679
Core Fixed Income Fund 1,633,241 297,947 72,210 1,804,603
Diversified International Fund 703,661 149,032 21,707 705,991
Diversified Real Asset Fund 77,913 75 78,389 —
Equity Income Fund 461,346 19,373 43,780 421,277
High Income Fund 282,158 24,208 10,090 288,238
Inflation Protection Fund 100,562 75 101,728 —
International Small Company Fund 145,005 12,500 6,988 126,551
LargeCap Growth Fund I 496,059 47,476 45,308 400,513
LargeCap S&P 500 Index Fund 369,069 44,074 32,404 332,809
LargeCap Value Fund III 472,319 38,593 44,384 430,236
MidCap Fund 235,855 17,210 24,570 194,465
MidCap Value Fund I 235,525 24,099 24,580 211,753
Origin Emerging Markets Fund 179,119 7,137 13,393 165,648
Overseas Fund 411,858 24,026 102,532 317,150
Real Estate Securities Fund 41,311 130,151 5,158 158,846
SmallCap Growth Fund I 116,721 13,404 9,178 89,355
SmallCap Value Fund II 124,337 15,835 11,880 112,504
$ 6,601,384 $ 895,923 $ 694,527 $ 6,182,618
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3,617 $ 9,070 $ 25,621 $ (86,176)
Core Fixed Income Fund 10,887 (20) — (54,355)
Diversified International Fund 28,271 173 64,865 (125,168)
Diversified Real Asset Fund — 8,923 — (8,522)
Equity Income Fund 4,618 4,943 13,284 (20,605)
High Income Fund 3,935 (31) — (8,007)
Inflation Protection Fund — 12,479 — (11,388)
International Small Company Fund 2,014 1,069 9,948 (25,035)
LargeCap Growth Fund I 3,712 28,304 42,294 (126,018)
LargeCap S&P 500 Index Fund 5,648 18,061 36,960 (65,991)
LargeCap Value Fund III 11,924 6,261 25,198 (42,553)
MidCap Fund 593 10,416 15,594 (44,446)
MidCap Value Fund I 10,441 7,100 12,648 (30,391)
Origin Emerging Markets Fund 3,356 (40) 3,070 (7,175)
Overseas Fund 22,649 20,754 — (36,956)
Real Estate Securities Fund 3,050 (39) 2,097 (7,419)
SmallCap Growth Fund I 3,257 4,209 9,728 (35,801)
SmallCap Value Fund II 11,694 1,982 3,734 (17,770)
$ 129,666 $ 133,614 $ 265,041 $ (753,776)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .54%
Blue Chip Fund
(a)
3,548,157 $ 132,133
Core Fixed Income Fund
(a)
35,563,703 344,612
Diversified International Fund
(a)
16,458,154 224,654
International Small Company Fund
(a)
3,776,048 41,461
LargeCap Growth Fund I
(a)
6,367,114 125,751
MidCap Value Fund I
(a)
4,109,987 69,541
Origin Emerging Markets Fund
(a)
4,224,951 53,741
Real Estate Securities Fund
(a)
1,357,017 43,995
SmallCap Growth Fund I
(a)
1,879,730 27,801
SmallCap Value Fund II
(a)
2,863,678 35,567
$ 1,099,256
Principal Funds, Inc. Institutional Class - 35 .47%
Equity Income Fund
(a)
3,315,413 133,048
High Income Fund
(a)
6,952,355 63,266
LargeCap S&P 500 Index Fund
(a)
4,836,405 111,189
LargeCap Value Fund III
(a)
7,041,072 135,611
MidCap Growth Fund III
(a)
4,742,918 58,812
Overseas Fund
(a)
9,462,827 102,199
$ 604,125
TOTAL INVESTMENT COMPANIES $ 1,703,381
Total Investments $ 1,703,381
Other Assets and Liabilities -  (0.01)% (149)
TOTAL NET ASSETS - 100.00% $ 1,703,232
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 51 .27%
Fixed Income Funds 37 .14%
International Equity Funds 11 .60%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 146,643 $ 12,118 $ 2,687 $ 132,133
Core Fixed Income Fund 339,855 19,171 4,185 344,612
Diversified International Fund 210,948 54,924 2,028 224,654
Equity Income Fund 131,792 8,672 2,417 133,048
High Income Fund 64,565 2,581 2,156 63,266
International Small Company Fund 43,323 6,314 445 41,461
LargeCap Growth Fund I 141,466 17,365 2,586 125,751
LargeCap S&P 500 Index Fund 113,339 17,094 3,340 111,189
LargeCap Value Fund III 134,819 14,660 2,483 135,611
MidCap Growth Fund III 67,394 14,974 828 58,812
MidCap Value Fund I 68,533 9,536 853 69,541
Origin Emerging Markets Fund 53,084 3,542 585 53,741
Overseas Fund 118,978 10,051 21,779 102,199
Real Estate Securities Fund 41,734 4,337 449 43,995
SmallCap Growth Fund I 33,196 4,831 531 27,801
SmallCap Value Fund II 35,554 5,650 585 35,567
$ 1,745,223 $ 205,820 $ 47,937 $ 1,703,381
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,113 $ 49 $ 7,888 $ (23,990)
Core Fixed Income Fund 2,056 — — (10,229)
Diversified International Fund 8,888 2 20,325 (39,192)
Equity Income Fund 1,439 35 4,130 (5,034)
High Income Fund 848 (1) — (1,723)
International Small Company Fund 652 — 3,209 (7,731)
LargeCap Growth Fund I 1,150 45 13,103 (30,539)
LargeCap S&P 500 Index Fund 1,858 142 12,154 (16,046)
LargeCap Value Fund III 3,712 50 7,841 (11,435)
MidCap Growth Fund III 2,083 (1) 10,782 (22,727)
MidCap Value Fund I 3,371 1 4,083 (7,676)
Origin Emerging Markets Fund 1,076 1 980 (2,301)
Overseas Fund 7,198 1,922 — (6,973)
Real Estate Securities Fund 833 — 572 (1,627)
SmallCap Growth Fund I 997 3 2,977 (9,698)
SmallCap Value Fund II 3,648 13 1,165 (5,065)
$ 40,922 $ 2,261 $ 89,209 $ (201,986)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .47%
Blue Chip Fund
(a)
10,759,851 $ 400,697
Core Fixed Income Fund
(a)
55,667,969 539,423
Diversified International Fund
(a)
50,631,486 691,120
International Small Company Fund
(a)
11,544,308 126,756
LargeCap Growth Fund I
(a)
19,339,350 381,952
MidCap Value Fund I
(a)
12,457,075 210,774
Origin Emerging Markets Fund
(a)
13,422,073 170,729
Real Estate Securities Fund
(a)
3,681,534 119,355
SmallCap Growth Fund I
(a)
5,714,154 84,512
SmallCap Value Fund II
(a)
8,364,019 103,881
$ 2,829,199
Principal Funds, Inc. Institutional Class - 38 .54%
Equity Income Fund
(a)
10,123,505 406,256
High Income Fund
(a)
12,331,420 112,216
LargeCap S&P 500 Index Fund
(a)
15,325,532 352,334
LargeCap Value Fund III
(a)
21,466,251 413,440
MidCap Growth Fund III
(a)
14,383,970 178,361
Overseas Fund
(a)
28,822,106 311,279
$ 1,773,886
TOTAL INVESTMENT COMPANIES $ 4,603,085
Total Investments $ 4,603,085
Other Assets and Liabilities -  (0.01)% (536)
TOTAL NET ASSETS - 100.00% $ 4,602,549
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 57 .61%
Fixed Income Funds 29 .18%
International Equity Funds 13 .22%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 447,440 $ 35,285 $ 8,717 $ 400,697
Core Fixed Income Fund 645,103 7,518 96,998 539,423
Diversified International Fund 642,339 186,576 15,450 691,120
Equity Income Fund 402,092 28,450 8,716 406,256
High Income Fund 142,192 2,302 29,278 112,216
International Small Company Fund 135,711 18,259 3,253 126,756
LargeCap Growth Fund I 431,418 52,766 8,718 381,952
LargeCap S&P 500 Index Fund 359,928 51,842 8,495 352,334
LargeCap Value Fund III 411,485 45,924 8,718 413,440
MidCap Growth Fund III 202,885 51,352 5,869 178,361
MidCap Value Fund I 206,296 34,086 5,869 210,774
Origin Emerging Markets Fund 165,560 16,859 4,274 170,729
Overseas Fund 372,958 24,067 69,773 311,279
Real Estate Securities Fund 117,355 9,258 2,860 119,355
SmallCap Growth Fund I 100,906 15,948 2,393 84,512
SmallCap Value Fund II 107,799 14,771 3,882 103,881
$ 4,891,467 $ 595,263 $ 283,263 $ 4,603,085
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3,413 $ (15) $ 24,177 $ (73,296)
Core Fixed Income Fund 3,333 460 — (16,660)
Diversified International Fund 27,570 46 63,220 (122,391)
Equity Income Fund 4,435 (15) 12,750 (15,555)
High Income Fund 1,524 80 — (3,080)
International Small Company Fund 2,009 (73) 9,920 (23,888)
LargeCap Growth Fund I 3,526 (41) 40,181 (93,473)
LargeCap S&P 500 Index Fund 5,951 (7) 38,928 (50,934)
LargeCap Value Fund III 11,419 (66) 24,128 (35,185)
MidCap Growth Fund III 6,405 5 33,148 (70,012)
MidCap Value Fund I 10,339 17 12,524 (23,756)
Origin Emerging Markets Fund 3,445 (39) 3,150 (7,377)
Overseas Fund 22,140 7,098 — (23,071)
Real Estate Securities Fund 2,282 (3) 1,569 (4,395)
SmallCap Growth Fund I 3,066 (46) 9,156 (29,903)
SmallCap Value Fund II 10,758 527 3,435 (15,334)
$ 121,615 $ 7,928 $ 276,286 $ (608,310)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .71%
Blue Chip Fund
(a)
3,318,393 $ 123,577
Core Fixed Income Fund
(a)
6,710,094 65,021
Diversified International Fund
(a)
15,618,730 213,195
International Small Company Fund
(a)
3,550,171 38,981
LargeCap Growth Fund I
(a)
5,960,601 117,722
MidCap Value Fund I
(a)
3,996,916 67,628
Origin Emerging Markets Fund
(a)
4,057,439 51,610
Real Estate Securities Fund
(a)
1,053,080 34,141
SmallCap Growth Fund I
(a)
1,733,515 25,639
SmallCap Value Fund II
(a)
2,749,583 34,150
$ 771,664
Principal Funds, Inc. Institutional Class - 41 .30%
Equity Income Fund
(a)
3,129,565 125,589
High Income Fund
(a)
1,544,406 14,054
LargeCap S&P 500 Index Fund
(a)
5,259,062 120,906
LargeCap Value Fund III
(a)
6,633,662 127,764
MidCap Growth Fund III
(a)
4,635,000 57,474
Overseas Fund
(a)
8,978,387 96,967
$ 542,754
TOTAL INVESTMENT COMPANIES $ 1,314,418
Total Investments $ 1,314,418
Other Assets and Liabilities -  (0.01)% (80)
TOTAL NET ASSETS - 100.00% $ 1,314,338
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .50%
Fixed Income Funds 22 .24%
International Equity Funds 14 .27%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 131,115 $ 15,886 $ 945 $ 123,577
Core Fixed Income Fund 111,532 2,739 47,318 65,021
Diversified International Fund 190,208 61,883 1,605 213,195
Equity Income Fund 118,159 13,185 944 125,589
High Income Fund 30,037 645 16,300 14,054
International Small Company Fund 38,964 7,650 350 38,981
LargeCap Growth Fund I 126,340 20,976 944 117,722
LargeCap S&P 500 Index Fund 114,683 24,594 942 120,906
LargeCap Value Fund III 120,824 18,682 944 127,764
MidCap Growth Fund III 61,181 19,219 649 57,474
MidCap Value Fund I 62,023 13,832 649 67,628
Origin Emerging Markets Fund 47,978 6,311 465 51,610
Overseas Fund 107,551 9,289 15,047 96,967
Real Estate Securities Fund 32,487 3,206 286 34,141
SmallCap Growth Fund I 29,657 5,207 261 25,639
SmallCap Value Fund II 32,010 7,349 259 34,150
$ 1,354,749 $ 230,653 $ 87,908 $ 1,314,418
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,040 $ — $ 7,368 $ (22,479)
Core Fixed Income Fund 416 225 — (2,157)
Diversified International Fund 8,412 — 19,241 (37,291)
Equity Income Fund 1,356 1 3,894 (4,812)
High Income Fund 188 (34) — (294)
International Small Company Fund 611 — 3,010 (7,283)
LargeCap Growth Fund I 1,074 1 12,242 (28,651)
LargeCap S&P 500 Index Fund 2,018 2 13,199 (17,431)
LargeCap Value Fund III 3,489 1 7,372 (10,799)
MidCap Growth Fund III 2,031 — 10,509 (22,277)
MidCap Value Fund I 3,269 — 3,960 (7,578)
Origin Emerging Markets Fund 1,030 — 939 (2,214)
Overseas Fund 6,811 1,127 — (5,953)
Real Estate Securities Fund 645 — 443 (1,266)
SmallCap Growth Fund I 917 — 2,739 (8,964)
SmallCap Value Fund II 3,496 1 1,116 (4,951)
$ 36,803 $ 1,324 $ 86,032 $ (184,400)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .72%
Blue Chip Fund
(a)
7,895,686 $ 294,035
Core Fixed Income Fund
(a)
4,963,807 48,099
Diversified International Fund
(a)
36,047,864 492,053
International Small Company Fund
(a)
8,256,873 90,660
LargeCap Growth Fund I
(a)
14,188,128 280,216
MidCap Value Fund I
(a)
9,224,786 156,083
Origin Emerging Markets Fund
(a)
9,832,362 125,068
Real Estate Securities Fund
(a)
2,373,859 76,961
SmallCap Growth Fund I
(a)
4,194,559 62,038
SmallCap Value Fund II
(a)
6,521,884 81,002
$ 1,706,215
Principal Funds, Inc. Institutional Class - 42 .29%
Equity Income Fund
(a)
7,432,218 298,255
High Income Fund
(a)
1,358,182 12,359
LargeCap S&P 500 Index Fund
(a)
12,230,482 281,179
LargeCap Value Fund III
(a)
15,766,133 303,656
MidCap Growth Fund III
(a)
10,660,623 132,192
Overseas Fund
(a)
20,607,426 222,560
$ 1,250,201
TOTAL INVESTMENT COMPANIES $ 2,956,416
Total Investments $ 2,956,416
Other Assets and Liabilities -  (0.01)% (264)
TOTAL NET ASSETS - 100.00% $ 2,956,152
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 66 .49%
Fixed Income Funds 18 .69%
International Equity Funds 14 .83%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 314,445 $ 38,474 $ 5,012 $ 294,035
Core Fixed Income Fund 174,531 1,525 126,515 48,099
Diversified International Fund 450,070 137,783 8,876 492,053
Equity Income Fund 283,391 31,420 5,012 298,255
High Income Fund 50,849 437 38,721 12,359
International Small Company Fund 94,205 15,423 1,862 90,660
LargeCap Growth Fund I 303,429 50,493 5,012 280,216
LargeCap S&P 500 Index Fund 272,166 54,750 4,925 281,179
LargeCap Value Fund III 289,883 44,751 5,011 303,656
MidCap Growth Fund III 144,696 42,699 3,408 132,192
MidCap Value Fund I 146,896 30,256 3,409 156,083
Origin Emerging Markets Fund 116,175 16,749 2,431 125,068
Overseas Fund 260,012 18,476 44,595 222,560
Real Estate Securities Fund 73,614 7,644 1,440 76,961
SmallCap Growth Fund I 71,324 14,086 1,403 62,038
SmallCap Value Fund II 76,795 17,473 1,401 81,002
$ 3,122,481 $ 522,439 $ 259,033 $ 2,956,416
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 2,499 $ (2) $ 17,703 $ (53,870)
Core Fixed Income Fund 369 624 — (2,066)
Diversified International Fund 19,576 7 44,921 (86,931)
Equity Income Fund 3,249 14 9,340 (11,558)
High Income Fund 168 (902) — 696
International Small Company Fund 1,433 3 7,081 (17,109)
LargeCap Growth Fund I 2,582 5 29,425 (68,699)
LargeCap S&P 500 Index Fund 4,737 (2) 31,002 (40,810)
LargeCap Value Fund III 8,371 (16) 17,691 (25,951)
MidCap Growth Fund III 4,735 8 24,503 (51,803)
MidCap Value Fund I 7,638 12 9,254 (17,672)
Origin Emerging Markets Fund 2,517 (15) 2,303 (5,410)
Overseas Fund 15,796 3,448 — (14,781)
Real Estate Securities Fund 1,468 (1) 1,009 (2,856)
SmallCap Growth Fund I 2,245 2 6,707 (21,971)
SmallCap Value Fund II 8,373 8 2,674 (11,873)
$ 85,756 $ 3,193 $ 203,613 $ (432,664)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .49%
Blue Chip Fund
(a)
2,015,289 $ 75,049
Core Fixed Income Fund
(a)
1,294,125 12,540
Diversified International Fund
(a)
9,309,871 127,080
International Small Company Fund
(a)
2,125,156 23,334
LargeCap Growth Fund I
(a)
3,631,679 71,726
MidCap Value Fund I
(a)
2,364,167 40,002
Origin Emerging Markets Fund
(a)
2,480,389 31,551
Real Estate Securities Fund
(a)
610,796 19,802
SmallCap Growth Fund I
(a)
1,091,072 16,137
SmallCap Value Fund II
(a)
1,654,147 20,544
$ 437,765
Principal Funds, Inc. Institutional Class - 42 .52%
Equity Income Fund
(a)
1,903,179 76,375
High Income Fund
(a)
401,893 3,657
LargeCap S&P 500 Index Fund
(a)
3,218,025 73,982
LargeCap Value Fund III
(a)
4,036,103 77,735
MidCap Growth Fund III
(a)
2,744,925 34,037
Overseas Fund
(a)
5,367,640 57,971
$ 323,757
TOTAL INVESTMENT COMPANIES $ 761,522
Total Investments $ 761,522
Other Assets and Liabilities -  (0.01)% (49)
TOTAL NET ASSETS - 100.00% $ 761,473
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 66 .38%
Fixed Income Funds 18 .82%
International Equity Funds 14 .81%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 79,161 $ 9,966 $ 482 $ 75,049
Core Fixed Income Fund 30,959 1,030 19,080 12,540
Diversified International Fund 116,076 33,945 847 127,080
Equity Income Fund 71,604 8,163 481 76,375
High Income Fund 8,935 303 5,501 3,657
International Small Company Fund 23,981 3,864 180 23,334
LargeCap Growth Fund I 76,594 13,010 481 71,726
LargeCap S&P 500 Index Fund 71,588 13,478 476 73,982
LargeCap Value Fund III 73,215 11,550 482 77,735
MidCap Growth Fund III 37,196 10,272 328 34,037
MidCap Value Fund I 37,642 7,122 328 40,002
Origin Emerging Markets Fund 29,393 3,742 233 31,551
Overseas Fund 64,805 6,184 10,161 57,971
Real Estate Securities Fund 18,408 2,270 140 19,802
SmallCap Growth Fund I 18,108 3,791 134 16,137
SmallCap Value Fund II 19,395 4,239 134 20,544
$ 777,060 $ 132,929 $ 39,468 $ 761,522
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 629 $ — $ 4,455 $ (13,596)
Core Fixed Income Fund 85 81 — (450)
Diversified International Fund 4,995 — 11,433 (22,094)
Equity Income Fund 821 — 2,357 (2,911)
High Income Fund 48 (50) — (30)
International Small Company Fund 364 — 1,796 (4,331)
LargeCap Growth Fund I 653 1 7,438 (17,398)
LargeCap S&P 500 Index Fund 1,232 1 8,057 (10,609)
LargeCap Value Fund III 2,118 — 4,474 (6,548)
MidCap Growth Fund III 1,198 — 6,198 (13,103)
MidCap Value Fund I 1,928 — 2,334 (4,434)
Origin Emerging Markets Fund 627 — 573 (1,351)
Overseas Fund 4,060 801 — (3,658)
Real Estate Securities Fund 373 — 256 (736)
SmallCap Growth Fund I 575 — 1,718 (5,628)
SmallCap Value Fund II 2,097 — 670 (2,956)
$ 21,803 $ 834 $ 51,759 $ (109,833)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .28%
Blue Chip Fund
(a)
1,835,478 $ 68,353
Core Fixed Income Fund
(a)
1,122,961 10,882
Diversified International Fund
(a)
8,475,909 115,696
International Small Company Fund
(a)
1,927,876 21,168
LargeCap Growth Fund I
(a)
3,308,521 65,343
MidCap Value Fund I
(a)
2,174,536 36,793
Origin Emerging Markets Fund
(a)
2,247,665 28,590
Real Estate Securities Fund
(a)
557,215 18,065
SmallCap Growth Fund I
(a)
970,121 14,348
SmallCap Value Fund II
(a)
1,502,368 18,660
$ 397,898
Principal Funds, Inc. Institutional Class - 42 .73%
Equity Income Fund
(a)
1,732,678 69,532
High Income Fund
(a)
418,747 3,811
LargeCap S&P 500 Index Fund
(a)
3,001,980 69,015
LargeCap Value Fund III
(a)
3,672,355 70,730
MidCap Growth Fund III
(a)
2,506,831 31,085
Overseas Fund
(a)
4,873,548 52,634
$ 296,807
TOTAL INVESTMENT COMPANIES $ 694,705
Total Investments $ 694,705
Other Assets and Liabilities -  (0.01)% (37)
TOTAL NET ASSETS - 100.00% $ 694,668
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 66 .50%
Fixed Income Funds 18 .77%
International Equity Funds 14 .74%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 72,830 $ 8,903 $ 1,045 $ 68,353
Core Fixed Income Fund 20,757 1,048 10,605 10,882
Diversified International Fund 107,314 30,393 1,932 115,696
Equity Income Fund 65,978 7,237 1,045 69,532
High Income Fund 6,851 366 3,314 3,811
International Small Company Fund 22,353 3,124 389 21,168
LargeCap Growth Fund I 70,509 11,664 1,046 65,343
LargeCap S&P 500 Index Fund 67,339 12,573 1,027 69,015
LargeCap Value Fund III 67,404 10,321 1,044 70,730
MidCap Growth Fund III 34,942 8,768 710 31,085
MidCap Value Fund I 35,257 6,307 712 36,793
Origin Emerging Markets Fund 27,259 3,061 507 28,590
Overseas Fund 60,626 5,978 11,364 52,634
Real Estate Securities Fund 16,974 2,052 298 18,065
SmallCap Growth Fund I 16,708 2,907 292 14,348
SmallCap Value Fund II 17,881 3,744 291 18,660
$ 710,982 $ 118,446 $ 35,621 $ 694,705
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 573 $ — $ 4,061 $ (12,335)
Core Fixed Income Fund 70 6 — (324)
Diversified International Fund 4,540 1 10,410 (20,080)
Equity Income Fund 748 — 2,149 (2,638)
High Income Fund 50 (27) — (65)
International Small Company Fund 330 — 1,630 (3,920)
LargeCap Growth Fund I 595 2 6,774 (15,786)
LargeCap S&P 500 Index Fund 1,150 — 7,518 (9,870)
LargeCap Value Fund III 1,927 2 4,072 (5,953)
MidCap Growth Fund III 1,093 4 5,657 (11,919)
MidCap Value Fund I 1,773 — 2,148 (4,059)
Origin Emerging Markets Fund 568 — 519 (1,223)
Overseas Fund 3,686 712 — (3,318)
Real Estate Securities Fund 340 — 234 (663)
SmallCap Growth Fund I 511 1 1,526 (4,976)
SmallCap Value Fund II 1,905 — 608 (2,674)
$ 19,859 $ 701 $ 47,306 $ (99,803)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .31%
Blue Chip Fund
(a)
221,451 $ 8,247
Core Fixed Income Fund
(a)
148,344 1,437
Diversified International Fund
(a)
1,053,817 14,385
International Small Company Fund
(a)
238,878 2,623
LargeCap Growth Fund I
(a)
400,718 7,914
MidCap Value Fund I
(a)
289,584 4,900
Origin Emerging Markets Fund
(a)
277,619 3,531
Real Estate Securities Fund
(a)
69,830 2,264
SmallCap Growth Fund I
(a)
122,936 1,818
SmallCap Value Fund II
(a)
183,412 2,278
$ 49,397
Principal Funds, Inc. Institutional Class - 42 .71%
Equity Income Fund
(a)
211,681 8,495
High Income Fund
(a)
54,888 499
LargeCap S&P 500 Index Fund
(a)
361,856 8,319
LargeCap Value Fund III
(a)
446,832 8,606
MidCap Growth Fund III
(a)
340,511 4,222
Overseas Fund
(a)
617,748 6,672
$ 36,813
TOTAL INVESTMENT COMPANIES $ 86,210
Total Investments $ 86,210
Other Assets and Liabilities -  (0.02)% (16)
TOTAL NET ASSETS - 100.00% $ 86,194
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 66 .20%
Fixed Income Funds 18 .94%
International Equity Funds 14 .88%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 8,287 $ 1,713 $ 261 $ 8,247
Core Fixed Income Fund 2,460 372 1,353 1,437
Diversified International Fund 13,097 4,254 495 14,385
Equity Income Fund 7,576 1,507 261 8,495
High Income Fund 828 124 441 499
International Small Company Fund 2,599 602 97 2,623
LargeCap Growth Fund I 8,048 2,040 261 7,914
LargeCap S&P 500 Index Fund 7,700 2,065 257 8,319
LargeCap Value Fund III 7,709 1,879 263 8,606
MidCap Growth Fund III 4,435 1,573 179 4,222
MidCap Value Fund I 4,397 1,222 177 4,900
Origin Emerging Markets Fund 3,149 659 126 3,531
Overseas Fund 6,610 1,329 941 6,672
Real Estate Securities Fund 2,097 327 76 2,264
SmallCap Growth Fund I 1,966 553 75 1,818
SmallCap Value Fund II 2,075 602 74 2,278
$ 83,033 $ 20,821 $ 5,337 $ 86,210
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 68 $ — $ 483 $ (1,492)
Core Fixed Income Fund 9 3 — (45)
Diversified International Fund 565 (2) 1,273 (2,469)
Equity Income Fund 91 — 259 (327)
High Income Fund 6 — — (12)
International Small Company Fund 41 — 199 (481)
LargeCap Growth Fund I 71 — 809 (1,913)
LargeCap S&P 500 Index Fund 137 — 893 (1,189)
LargeCap Value Fund III 232 — 488 (719)
MidCap Growth Fund III 146 1 756 (1,608)
MidCap Value Fund I 233 — 281 (542)
Origin Emerging Markets Fund 70 — 63 (151)
Overseas Fund 462 5 — (331)
Real Estate Securities Fund 42 — 29 (84)
SmallCap Growth Fund I 64 — 190 (626)
SmallCap Value Fund II 229 — 73 (325)
$ 2,466 $ 7 $ 5,796 $ (12,314)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .09%
Diversified International Fund
(a)
1,184,178 $ 16,164
Diversified Real Asset Fund
(a)
266,676 3,520
International Small Company Fund
(a)
175,631 1,928
MidCap S&P 400 Index Fund
(a)
258,649 5,846
Origin Emerging Markets Fund
(a)
159,445 2,028
SmallCap S&P 600 Index Fund
(a)
101,037 2,909
$ 32,395
Principal Funds, Inc. Institutional Class - 77 .92%
Bond Market Index Fund
(a)
4,692,452 45,141
High Income Fund
(a)
1,068,038 9,719
Inflation Protection Fund
(a)
938,303 8,520
LargeCap S&P 500 Index Fund
(a)
1,262,933 29,035
Short-Term Income Fund
(a)
1,804,994 21,841
$ 114,256
TOTAL INVESTMENT COMPANIES $ 146,651
Total Investments $ 146,651
Other Assets and Liabilities -  (0.01)% (14)
TOTAL NET ASSETS - 100.00% $ 146,637
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .14%
Domestic Equity Funds 25 .77%
International Equity Funds 2 .70%
Specialty Funds 2 .40%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 43,640 $ 6,064 $ 2,731 $ 45,141
Diversified International Fund 14,883 4,264 254 16,164
Diversified Real Asset Fund 2,742 938 64 3,520
High Income Fund 8,456 1,683 156 9,719
Inflation Protection Fund 6,132 3,209 153 8,520
International Small Company Fund 1,852 456 33 1,928
LargeCap S&P 500 Index Fund 29,197 6,079 2,203 29,035
MidCap S&P 400 Index Fund 5,929 1,178 470 5,846
Origin Emerging Markets Fund 1,751 392 29 2,028
Short-Term Income Fund 19,610 2,972 379 21,841
SmallCap S&P 600 Index Fund 3,043 531 258 2,909
$ 137,235 $ 27,766 $ 6,730 $ 146,651
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 876 $ 3 $ — $ (1,835)
Diversified International Fund 622 (1) 1,414 (2,728)
Diversified Real Asset Fund 84 — 39 (96)
High Income Fund 126 — — (264)
Inflation Protection Fund 392 — 188 (668)
International Small Company Fund 30 — 144 (347)
LargeCap S&P 500 Index Fund 471 424 3,079 (4,462)
MidCap S&P 400 Index Fund 166 33 309 (824)
Origin Emerging Markets Fund 40 (1) 36 (85)
Short-Term Income Fund 62 — 105 (362)
SmallCap S&P 600 Index Fund 75 25 176 (432)
$ 2,944 $ 483 $ 5,490 $ (12,103)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .32%
Diversified International Fund
(a)
4,552,156 $ 62,137
Diversified Real Asset Fund
(a)
888,074 11,723
International Small Company Fund
(a)
678,506 7,450
MidCap S&P 400 Index Fund
(a)
1,015,266 22,945
Origin Emerging Markets Fund
(a)
578,706 7,361
SmallCap S&P 600 Index Fund
(a)
406,473 11,702
$ 123,318
Principal Funds, Inc. Institutional Class - 74 .69%
Bond Market Index Fund
(a)
14,915,245 143,485
High Income Fund
(a)
3,146,803 28,636
Inflation Protection Fund
(a)
2,745,851 24,932
LargeCap S&P 500 Index Fund
(a)
4,957,875 113,982
Short-Term Income Fund
(a)
4,364,507 52,810
$ 363,845
TOTAL INVESTMENT COMPANIES $ 487,163
Total Investments $ 487,163
Other Assets and Liabilities -  (0.01)% (38)
TOTAL NET ASSETS - 100.00% $ 487,125
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 64 .05%
Domestic Equity Funds 30 .51%
International Equity Funds 3 .04%
Specialty Funds 2 .41%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 139,574 $ 12,373 $ 2,573 $ 143,485
Diversified International Fund 62,212 11,828 1,355 62,137
Diversified Real Asset Fund 9,642 2,590 180 11,723
High Income Fund 25,247 4,571 397 28,636
Inflation Protection Fund 19,767 7,514 394 24,932
International Small Company Fund 7,722 1,195 109 7,450
LargeCap S&P 500 Index Fund 121,503 19,685 11,300 113,982
MidCap S&P 400 Index Fund 24,843 3,448 2,227 22,945
Origin Emerging Markets Fund 7,208 683 219 7,361
Short-Term Income Fund 47,108 7,380 789 52,810
SmallCap S&P 600 Index Fund 12,722 1,639 1,012 11,702
$ 477,548 $ 72,906 $ 20,555 $ 487,163
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,828 $ — $ — $ (5,889)
Diversified International Fund 2,400 (3) 5,500 (10,545)
Diversified Real Asset Fund 282 — 132 (329)
High Income Fund 377 — — (785)
Inflation Protection Fund 1,155 — 559 (1,955)
International Small Company Fund 114 — 564 (1,358)
LargeCap S&P 500 Index Fund 1,870 1,768 12,222 (17,674)
MidCap S&P 400 Index Fund 663 138 1,232 (3,257)
Origin Emerging Markets Fund 144 — 132 (311)
Short-Term Income Fund 152 — 257 (889)
SmallCap S&P 600 Index Fund 308 67 716 (1,714)
$ 10,293 $ 1,970 $ 21,314 $ (44,706)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 29 .17%
Diversified International Fund
(a)
5,613,383 $ 76,623
Diversified Real Asset Fund
(a)
967,278 12,768
International Small Company Fund
(a)
820,991 9,014
MidCap S&P 400 Index Fund
(a)
1,298,491 29,346
Origin Emerging Markets Fund
(a)
703,134 8,944
SmallCap S&P 600 Index Fund
(a)
507,199 14,602
$ 151,297
Principal Funds, Inc. Institutional Class - 70 .84%
Bond Market Index Fund
(a)
14,563,390 140,100
High Income Fund
(a)
2,911,726 26,496
Inflation Protection Fund
(a)
2,463,853 22,372
LargeCap S&P 500 Index Fund
(a)
6,313,352 145,144
Short-Term Income Fund
(a)
2,746,185 33,229
$ 367,341
TOTAL INVESTMENT COMPANIES $ 518,638
Total Investments $ 518,638
Other Assets and Liabilities -  (0.01)% (50)
TOTAL NET ASSETS - 100.00% $ 518,588
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 57 .62%
Domestic Equity Funds 36 .47%
International Equity Funds 3 .46%
Specialty Funds 2 .46%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 128,566 $ 18,382 $ 1,164 $ 140,100
Diversified International Fund 74,397 16,868 1,777 76,623
Diversified Real Asset Fund 10,345 2,869 95 12,768
High Income Fund 22,635 4,772 187 26,496
Inflation Protection Fund 15,471 8,836 175 22,372
International Small Company Fund 9,122 1,704 191 9,014
LargeCap S&P 500 Index Fund 147,772 28,802 11,293 145,144
MidCap S&P 400 Index Fund 30,565 5,435 2,699 29,346
Origin Emerging Markets Fund 8,542 1,084 307 8,944
Short-Term Income Fund 26,273 7,751 244 33,229
SmallCap S&P 600 Index Fund 15,386 2,507 1,250 14,602
$ 489,074 $ 99,010 $ 19,382 $ 518,638
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,720 $ (2) $ — $ (5,682)
Diversified International Fund 2,942 1 6,690 (12,866)
Diversified Real Asset Fund 306 — 142 (351)
High Income Fund 344 — — (724)
Inflation Protection Fund 1,029 — 494 (1,760)
International Small Company Fund 137 — 673 (1,621)
LargeCap S&P 500 Index Fund 2,355 628 15,389 (20,765)
MidCap S&P 400 Index Fund 835 114 1,552 (4,069)
Origin Emerging Markets Fund 174 — 158 (375)
Short-Term Income Fund 94 — 160 (551)
SmallCap S&P 600 Index Fund 379 56 882 (2,097)
$ 11,315 $ 797 $ 26,140 $ (50,861)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33 .30%
Diversified International Fund
(a)
6,770,249 $ 92,414
International Small Company Fund
(a)
988,122 10,850
MidCap S&P 400 Index Fund
(a)
1,594,033 36,025
Origin Emerging Markets Fund
(a)
870,194 11,069
Real Estate Securities Fund
(a)
430,415 13,954
SmallCap S&P 600 Index Fund
(a)
629,073 18,111
$ 182,423
Principal Funds, Inc. Institutional Class - 66 .71%
Bond Market Index Fund
(a)
16,698,702 160,641
High Income Fund
(a)
2,784,191 25,336
LargeCap S&P 500 Index Fund
(a)
7,804,203 179,419
$ 365,396
TOTAL INVESTMENT COMPANIES $ 547,819
Total Investments $ 547,819
Other Assets and Liabilities -  (0.01)% (40)
TOTAL NET ASSETS - 100.00% $ 547,779
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .83%
Domestic Equity Funds 45 .18%
International Equity Funds 4 .00%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 134,029 $ 33,894 $ 722 $ 160,641
Diversified International Fund 93,285 17,068 2,394 92,414
Diversified Real Asset Fund 7,806 39 7,885 —
High Income Fund 22,908 3,221 105 25,336
Inflation Protection Fund 8,354 39 8,484 —
International Small Company Fund 11,423 1,635 247 10,850
LargeCap S&P 500 Index Fund 184,018 31,016 10,633 179,419
MidCap S&P 400 Index Fund 37,846 5,430 2,357 36,025
Origin Emerging Markets Fund 10,757 1,019 243 11,069
Real Estate Securities Fund 3,294 11,330 34 13,954
SmallCap S&P 600 Index Fund 19,068 2,580 978 18,111
$ 532,788 $ 107,271 $ 34,082 $ 547,819
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,140 $ (2) $ — $ (6,558)
Diversified International Fund 3,547 11 8,115 (15,556)
Diversified Real Asset Fund — 1,696 — (1,656)
High Income Fund 331 — — (688)
Inflation Protection Fund — 1,169 — (1,078)
International Small Company Fund 165 — 814 (1,961)
LargeCap S&P 500 Index Fund 2,926 561 19,134 (25,543)
MidCap S&P 400 Index Fund 1,032 105 1,920 (4,999)
Origin Emerging Markets Fund 215 — 196 (464)
Real Estate Securities Fund 257 — 176 (636)
SmallCap S&P 600 Index Fund 472 41 1,101 (2,600)
$ 12,085 $ 3,581 $ 31,456 $ (61,739)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38 .29%
Diversified International Fund
(a)
5,967,541 $ 81,457
International Small Company Fund
(a)
888,400 9,754
MidCap S&P 400 Index Fund
(a)
1,420,945 32,113
Origin Emerging Markets Fund
(a)
749,308 9,531
Real Estate Securities Fund
(a)
327,781 10,627
SmallCap S&P 600 Index Fund
(a)
543,580 15,650
$ 159,132
Principal Funds, Inc. Institutional Class - 61 .72%
Bond Market Index Fund
(a)
8,726,088 83,945
High Income Fund
(a)
1,682,492 15,311
LargeCap S&P 500 Index Fund
(a)
6,839,947 157,250
$ 256,506
TOTAL INVESTMENT COMPANIES $ 415,638
Total Investments $ 415,638
Other Assets and Liabilities -  (0.01)% (37)
TOTAL NET ASSETS - 100.00% $ 415,601
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 51 .89%
Fixed Income Funds 43 .48%
International Equity Funds 4 .64%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 79,513 $ 8,799 $ 912 $ 83,945
Diversified International Fund 79,053 16,943 719 81,457
High Income Fund 14,998 1,265 539 15,311
International Small Company Fund 9,765 1,855 90 9,754
LargeCap S&P 500 Index Fund 153,415 28,786 2,804 157,250
MidCap S&P 400 Index Fund 31,518 5,403 341 32,113
Origin Emerging Markets Fund 9,057 994 118 9,531
Real Estate Securities Fund 9,806 1,298 88 10,627
SmallCap S&P 600 Index Fund 15,702 2,404 196 15,650
$ 402,827 $ 67,747 $ 5,807 $ 415,638
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,654 $ (1) $ — $ (3,454)
Diversified International Fund 3,158 — 7,191 (13,820)
High Income Fund 201 — — (413)
International Small Company Fund 150 — 736 (1,776)
LargeCap S&P 500 Index Fund 2,579 40 16,849 (22,187)
MidCap S&P 400 Index Fund 928 1 1,724 (4,468)
Origin Emerging Markets Fund 187 — 170 (402)
Real Estate Securities Fund 197 — 135 (389)
SmallCap S&P 600 Index Fund 411 2 957 (2,262)
$ 9,465 $ 42 $ 27,762 $ (49,171)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .99%
Diversified International Fund
(a)
6,335,210 $ 86,476
International Small Company Fund
(a)
933,561 10,250
MidCap S&P 400 Index Fund
(a)
1,480,969 33,470
Origin Emerging Markets Fund
(a)
821,869 10,454
Real Estate Securities Fund
(a)
306,725 9,944
SmallCap S&P 600 Index Fund
(a)
564,595 16,255
$ 166,849
Principal Funds, Inc. Institutional Class - 57 .02%
Bond Market Index Fund
(a)
4,742,355 45,622
High Income Fund
(a)
1,033,530 9,405
LargeCap S&P 500 Index Fund
(a)
7,232,590 166,277
$ 221,304
TOTAL INVESTMENT COMPANIES $ 388,153
Total Investments $ 388,153
Other Assets and Liabilities -  (0.01)% (32)
TOTAL NET ASSETS - 100.00% $ 388,121
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 58 .22%
Fixed Income Funds 36 .46%
International Equity Funds 5 .33%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 51,283 $ 4,372 $ 8,158 $ 45,622
Diversified International Fund 81,494 20,411 633 86,476
High Income Fund 11,115 768 2,230 9,405
International Small Company Fund 10,272 1,936 79 10,250
LargeCap S&P 500 Index Fund 157,708 33,240 1,035 166,277
MidCap S&P 400 Index Fund 32,072 6,405 281 33,470
Origin Emerging Markets Fund 9,487 1,483 71 10,454
Real Estate Securities Fund 9,025 1,359 69 9,944
SmallCap S&P 600 Index Fund 16,038 2,710 113 16,255
$ 378,494 $ 72,684 $ 12,669 $ 388,153
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 903 $ 21 $ — $ (1,896)
Diversified International Fund 3,361 — 7,670 (14,796)
High Income Fund 124 (3) — (245)
International Small Company Fund 158 — 777 (1,879)
LargeCap S&P 500 Index Fund 2,737 3 17,887 (23,639)
MidCap S&P 400 Index Fund 971 1 1,806 (4,727)
Origin Emerging Markets Fund 206 — 187 (445)
Real Estate Securities Fund 185 — 127 (371)
SmallCap S&P 600 Index Fund 428 — 998 (2,380)
$ 9,073 $ 22 $ 29,452 $ (50,378)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .67%
Diversified International Fund
(a)
4,553,118 $ 62,150
International Small Company Fund
(a)
668,582 7,341
MidCap S&P 400 Index Fund
(a)
1,091,614 24,671
Origin Emerging Markets Fund
(a)
581,009 7,390
Real Estate Securities Fund
(a)
203,571 6,600
SmallCap S&P 600 Index Fund
(a)
412,451 11,874
$ 120,026
Principal Funds, Inc. Institutional Class - 53 .34%
Bond Market Index Fund
(a)
1,334,916 12,842
High Income Fund
(a)
302,761 2,755
LargeCap S&P 500 Index Fund
(a)
5,289,127 121,597
$ 137,194
TOTAL INVESTMENT COMPANIES $ 257,220
Total Investments $ 257,220
Other Assets and Liabilities -  (0.01)% (24)
TOTAL NET ASSETS - 100.00% $ 257,196
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64 .06%
Fixed Income Funds 30 .23%
International Equity Funds 5 .72%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 20,896 $ 1,543 $ 9,089 $ 12,842
Diversified International Fund 56,875 15,876 106 62,150
High Income Fund 5,550 291 3,022 2,755
International Small Company Fund 7,026 1,657 14 7,341
LargeCap S&P 500 Index Fund 111,707 27,157 173 121,597
MidCap S&P 400 Index Fund 22,557 5,616 48 24,671
Origin Emerging Markets Fund 6,570 1,142 11 7,390
Real Estate Securities Fund 5,860 994 10 6,600
SmallCap S&P 600 Index Fund 11,278 2,348 20 11,874
$ 248,319 $ 56,624 $ 12,493 $ 257,220
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 247 $ (320) $ — $ (188)
Diversified International Fund 2,377 — 5,424 (10,495)
High Income Fund 36 2 — (66)
International Small Company Fund 111 — 548 (1,328)
LargeCap S&P 500 Index Fund 1,974 — 12,908 (17,094)
MidCap S&P 400 Index Fund 703 — 1,307 (3,454)
Origin Emerging Markets Fund 143 — 130 (311)
Real Estate Securities Fund 121 — 83 (244)
SmallCap S&P 600 Index Fund 308 — 718 (1,732)
$ 6,020 $ (318) $ 21,118 $ (34,912)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .25%
Diversified International Fund
(a)
3,825,197 $ 52,214
International Small Company Fund
(a)
565,555 6,210
MidCap S&P 400 Index Fund
(a)
930,646 21,032
Origin Emerging Markets Fund
(a)
490,384 6,238
Real Estate Securities Fund
(a)
166,528 5,399
SmallCap S&P 600 Index Fund
(a)
358,086 10,309
$ 101,402
Principal Funds, Inc. Institutional Class - 51 .76%
Bond Market Index Fund
(a)
375,756 3,615
High Income Fund
(a)
100,947 918
LargeCap S&P 500 Index Fund
(a)
4,534,131 104,240
$ 108,773
TOTAL INVESTMENT COMPANIES $ 210,175
Total Investments $ 210,175
Other Assets and Liabilities -  (0.01)% (21)
TOTAL NET ASSETS - 100.00% $ 210,154
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .08%
Fixed Income Funds 27 .01%
International Equity Funds 5 .92%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 12,055 $ 582 $ 8,886 $ 3,615
Diversified International Fund 48,645 12,844 377 52,214
High Income Fund 3,407 131 2,604 918
International Small Company Fund 6,113 1,277 46 6,210
LargeCap S&P 500 Index Fund 95,853 23,789 622 104,240
MidCap S&P 400 Index Fund 19,472 4,707 170 21,032
Origin Emerging Markets Fund 5,628 917 43 6,238
Real Estate Securities Fund 4,814 821 34 5,399
SmallCap S&P 600 Index Fund 9,729 2,175 70 10,309
$ 205,716 $ 47,243 $ 12,852 $ 210,175
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 69 $ (510) $ — $ 374
Diversified International Fund 2,022 — 4,593 (8,898)
High Income Fund 12 (2) — (14)
International Small Company Fund 96 — 467 (1,134)
LargeCap S&P 500 Index Fund 1,706 1 11,144 (14,781)
MidCap S&P 400 Index Fund 606 — 1,125 (2,977)
Origin Emerging Markets Fund 122 — 111 (264)
Real Estate Securities Fund 100 — 68 (202)
SmallCap S&P 600 Index Fund 270 — 628 (1,525)
$ 5,003 $ (511) $ 18,136 $ (29,421)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .26%
Diversified International Fund
(a)
1,882,900 $ 25,702
International Small Company Fund
(a)
278,354 3,056
MidCap S&P 400 Index Fund
(a)
457,568 10,341
Origin Emerging Markets Fund
(a)
240,007 3,053
Real Estate Securities Fund
(a)
81,813 2,653
SmallCap S&P 600 Index Fund
(a)
175,238 5,045
$ 49,850
Principal Funds, Inc. Institutional Class - 51 .75%
Bond Market Index Fund
(a)
181,408 1,745
High Income Fund
(a)
55,575 506
LargeCap S&P 500 Index Fund
(a)
2,227,031 51,199
$ 53,450
TOTAL INVESTMENT COMPANIES $ 103,300
Total Investments $ 103,300
Other Assets and Liabilities -  (0.01)% (14)
TOTAL NET ASSETS - 100.00% $ 103,286
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .03%
Fixed Income Funds 27 .06%
International Equity Funds 5 .92%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 4,180 $ 316 $ 2,684 $ 1,745
Diversified International Fund 24,175 5,996 125 25,702
High Income Fund 1,226 83 792 506
International Small Company Fund 3,028 598 16 3,056
LargeCap S&P 500 Index Fund 47,591 11,035 209 51,199
MidCap S&P 400 Index Fund 9,806 2,036 56 10,341
Origin Emerging Markets Fund 2,779 417 14 3,053
Real Estate Securities Fund 2,357 406 11 2,653
SmallCap S&P 600 Index Fund 4,812 995 24 5,045
$ 99,954 $ 21,882 $ 3,931 $ 103,300
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 33 $ (104) $ — $ 37
Diversified International Fund 986 — 2,249 (4,344)
High Income Fund 6 (3) — (8)
International Small Company Fund 47 — 228 (554)
LargeCap S&P 500 Index Fund 834 — 5,449 (7,218)
MidCap S&P 400 Index Fund 296 — 550 (1,445)
Origin Emerging Markets Fund 59 — 54 (129)
Real Estate Securities Fund 49 — 33 (99)
SmallCap S&P 600 Index Fund 131 — 306 (738)
$ 2,441 $ (107) $ 8,869 $ (14,498)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .39%
Diversified International Fund
(a)
744,304 $ 10,160
International Small Company Fund
(a)
109,959 1,207
MidCap S&P 400 Index Fund
(a)
185,634 4,195
Origin Emerging Markets Fund
(a)
95,717 1,217
Real Estate Securities Fund
(a)
32,435 1,052
SmallCap S&P 600 Index Fund
(a)
69,037 1,988
$ 19,819
Principal Funds, Inc. Institutional Class - 51 .63%
Bond Market Index Fund
(a)
70,819 681
High Income Fund
(a)
25,951 236
LargeCap S&P 500 Index Fund
(a)
879,878 20,229
$ 21,146
TOTAL INVESTMENT COMPANIES $ 40,965
Total Investments $ 40,965
Other Assets and Liabilities -  (0.02)% (10)
TOTAL NET ASSETS - 100.00% $ 40,955
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .05%
Fixed Income Funds 27 .05%
International Equity Funds 5 .92%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 1,266 $ 160 $ 719 $ 681
Diversified International Fund 9,556 2,485 177 10,160
High Income Fund 418 50 226 236
International Small Company Fund 1,199 251 26 1,207
LargeCap S&P 500 Index Fund 18,530 4,816 275 20,229
MidCap S&P 400 Index Fund 3,937 916 76 4,195
Origin Emerging Markets Fund 1,087 200 19 1,217
Real Estate Securities Fund 932 175 16 1,052
SmallCap S&P 600 Index Fund 1,884 423 31 1,988
$ 38,809 $ 9,476 $ 1,565 $ 40,965
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 13 $ (5) $ — $ (21)
Diversified International Fund 389 — 881 (1,704)
High Income Fund 3 (1) — (5)
International Small Company Fund 18 — 90 (217)
LargeCap S&P 500 Index Fund 327 — 2,137 (2,842)
MidCap S&P 400 Index Fund 119 — 221 (582)
Origin Emerging Markets Fund 24 — 21 (51)
Real Estate Securities Fund 19 — 13 (39)
SmallCap S&P 600 Index Fund 51 — 120 (288)
$ 963 $ (6) $ 3,483 $ (5,749)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .84%
Diversified International Fund
(a)
213,169 $ 2,910
International Small Company Fund
(a)
31,477 345
MidCap S&P 400 Index Fund
(a)
53,573 1,211
Origin Emerging Markets Fund
(a)
26,407 336
Real Estate Securities Fund
(a)
9,161 297
SmallCap S&P 600 Index Fund
(a)
19,445 560
$ 5,659
Principal Funds, Inc. Institutional Class - 51 .21%
Bond Market Index Fund
(a)
22,012 212
High Income Fund
(a)
7,968 72
LargeCap S&P 500 Index Fund
(a)
245,740 5,650
$ 5,934
TOTAL INVESTMENT COMPANIES $ 11,593
Total Investments $ 11,593
Other Assets and Liabilities -  (0.05)% (6)
TOTAL NET ASSETS - 100.00% $ 11,587
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 66 .60%
Fixed Income Funds 27 .57%
International Equity Funds 5 .88%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 299 $ 78 $ 157 $ 212
Diversified International Fund 2,504 937 62 2,910
High Income Fund 101 25 53 72
International Small Company Fund 311 101 8 345
LargeCap S&P 500 Index Fund 4,789 1,728 97 5,650
MidCap S&P 400 Index Fund 1,033 367 27 1,211
Origin Emerging Markets Fund 279 78 7 336
Real Estate Securities Fund 246 68 6 297
SmallCap S&P 600 Index Fund 487 162 10 560
$ 10,049 $ 3,544 $ 427 $ 11,593
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 4 $ 1 $ — $ (9)
Diversified International Fund 107 — 239 (469)
High Income Fund 1 — — (1)
International Small Company Fund 5 — 24 (59)
LargeCap S&P 500 Index Fund 87 — 570 (770)
MidCap S&P 400 Index Fund 33 — 60 (162)
Origin Emerging Markets Fund 6 — 6 (14)
Real Estate Securities Fund 5 — 4 (11)
SmallCap S&P 600 Index Fund 14 — 32 (79)
$ 262 $ 1 $ 935 $ (1,574)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .02%
Diversified International Fund
(a)
613,195 $ 8,370
Diversified Real Asset Fund
(a)
169,264 2,234
International Small Company Fund
(a)
89,958 988
MidCap S&P 400 Index Fund
(a)
151,127 3,415
Origin Emerging Markets Fund
(a)
80,476 1,024
SmallCap S&P 600 Index Fund
(a)
52,193 1,503
$ 17,534
Principal Funds, Inc. Institutional Class - 80 .00%
Bond Market Index Fund
(a)
2,900,997 27,908
High Income Fund
(a)
684,060 6,225
Inflation Protection Fund
(a)
596,883 5,420
LargeCap S&P 500 Index Fund
(a)
676,785 15,559
Short-Term Income Fund
(a)
1,235,570 14,950
$ 70,062
TOTAL INVESTMENT COMPANIES $ 87,596
Total Investments $ 87,596
Other Assets and Liabilities -  (0.02)% (14)
TOTAL NET ASSETS - 100.00% $ 87,582
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 71 .79%
Domestic Equity Funds 23 .38%
Specialty Funds 2 .55%
International Equity Funds 2 .30%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 31,850 $ 2,617 $ 5,394 $ 27,908
Diversified International Fund 6,451 3,530 143 8,370
Diversified Real Asset Fund 2,072 264 40 2,234
High Income Fund 6,342 463 412 6,225
Inflation Protection Fund 4,304 1,657 106 5,420
International Small Company Fund 802 388 18 988
LargeCap S&P 500 Index Fund 12,223 5,845 236 15,559
MidCap S&P 400 Index Fund 2,599 1,393 66 3,415
Origin Emerging Markets Fund 752 331 15 1,024
Short-Term Income Fund 16,837 1,122 2,756 14,950
SmallCap S&P 600 Index Fund 1,264 496 24 1,503
$ 85,496 $ 18,106 $ 9,210 $ 87,596
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 561 $ (5) $ — $ (1,160)
Diversified International Fund 330 (1) 753 (1,467)
Diversified Real Asset Fund 55 — 26 (62)
High Income Fund 82 — — (168)
Inflation Protection Fund 257 — 124 (435)
International Small Company Fund 15 — 76 (184)
LargeCap S&P 500 Index Fund 259 (2) 1,693 (2,271)
MidCap S&P 400 Index Fund 101 — 187 (511)
Origin Emerging Markets Fund 20 — 18 (44)
Short-Term Income Fund 45 6 74 (259)
SmallCap S&P 600 Index Fund 40 — 93 (233)
$ 1,765 $ (2) $ 3,044 $ (6,794)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .26%
Blue Chip Fund
(a)
424,331 $ 15,802
Core Fixed Income Fund
(a)
14,045,919 136,105
Diversified International Fund
(a)
2,012,615 27,472
Diversified Real Asset Fund
(a)
799,232 10,550
International Small Company Fund
(a)
468,002 5,139
LargeCap Growth Fund I
(a)
748,255 14,778
MidCap Fund
(a)
222,216 8,315
MidCap Value Fund I
(a)
525,522 8,892
Origin Emerging Markets Fund
(a)
564,532 7,181
SmallCap Growth Fund I
(a)
219,566 3,247
SmallCap Value Fund II
(a)
328,072 4,075
$ 241,556
Principal Funds, Inc. Institutional Class - 43 .75%
Equity Income Fund
(a)
402,562 16,155
High Income Fund
(a)
3,391,227 30,860
Inflation Protection Fund
(a)
2,923,772 26,548
LargeCap S&P 500 Index Fund
(a)
524,351 12,055
LargeCap Value Fund III
(a)
849,383 16,359
Overseas Fund
(a)
1,139,326 12,304
Short-Term Income Fund
(a)
6,077,010 73,532
$ 187,813
TOTAL INVESTMENT COMPANIES $ 429,369
Total Investments $ 429,369
Other Assets and Liabilities -  (0.01)% (46)
TOTAL NET ASSETS - 100.00% $ 429,323
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 68 .60%
Domestic Equity Funds 23 .21%
International Equity Funds 5 .74%
Specialty Funds 2 .46%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 15,232 $ 4,280 $ 770 $ 15,802
Core Fixed Income Fund 171,217 3,310 34,325 136,105
Diversified International Fund 21,994 11,787 1,368 27,472
Diversified Real Asset Fund 9,899 1,619 653 10,550
Equity Income Fund 13,585 4,000 770 16,155
High Income Fund 34,050 877 3,217 30,860
Inflation Protection Fund 23,503 6,898 1,704 26,548
International Small Company Fund 4,470 1,941 282 5,139
LargeCap Growth Fund I 14,261 4,959 768 14,778
LargeCap S&P 500 Index Fund 9,795 4,766 718 12,055
LargeCap Value Fund III 13,872 4,694 770 16,359
MidCap Fund 7,243 3,116 527 8,315
MidCap Value Fund I 7,070 3,397 526 8,892
Origin Emerging Markets Fund 5,592 2,277 372 7,181
Overseas Fund 11,983 2,096 1,096 12,304
Short-Term Income Fund 89,844 1,799 16,828 73,532
SmallCap Growth Fund I 3,410 1,200 193 3,247
SmallCap Value Fund II 3,620 1,263 193 4,075
$ 460,640 $ 64,279 $ 65,080 $ 429,369
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 135 $ (6) $ 959 $ (2,934)
Core Fixed Income Fund 852 283 — (4,380)
Diversified International Fund 1,095 (2) 2,516 (4,939)
Diversified Real Asset Fund 263 (6) 124 (309)
Equity Income Fund 177 2 510 (662)
High Income Fund 422 (8) — (842)
Inflation Protection Fund 1,276 (2) 620 (2,147)
International Small Company Fund 81 (8) 403 (982)
LargeCap Growth Fund I 137 — 1,556 (3,674)
LargeCap S&P 500 Index Fund 204 1 1,334 (1,789)
LargeCap Value Fund III 452 (2) 956 (1,435)
MidCap Fund 25 (2) 666 (1,515)
MidCap Value Fund I 437 4 529 (1,053)
Origin Emerging Markets Fund 145 (3) 133 (313)
Overseas Fund 876 (26) — (653)
Short-Term Income Fund 228 40 371 (1,323)
SmallCap Growth Fund I 118 (3) 352 (1,167)
SmallCap Value Fund II 422 2 135 (617)
$ 7,345 $ 264 $ 11,164 $ (30,734)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .09 % Shares Held Value (000's)
Money Market Funds - 1 .09%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
76,514,281 $ 76,514
TOTAL INVESTMENT COMPANIES $ 76,514
COMMON STOCKS - 98 .80 % Shares Held Value (000's)
Entertainment - 1 .55%
Marriott Vacations Worldwide Corp 674,733 $ 109,563
Home Builders - 1 .42%
DR Horton Inc 1,122,837 100,180
Lodging - 1 .11%
Choice Hotels International Inc 103,594 14,856
Travel + Leisure Co 1,109,598 63,025
$ 77,881
REITs - 94 .72%
Agree Realty Corp 1,304,939 85,317
Alexandria Real Estate Equities Inc 1,180,783 230,064
American Assets Trust Inc 583,398 20,985
American Homes 4 Rent 6,207,639 242,905
American Tower Corp 769,242 193,464
Apartment Income REIT Corp 2,792,100 147,479
Apple Hospitality REIT Inc 3,920,674 63,241
AvalonBay Communities Inc 1,553,558 379,425
Brandywine Realty Trust 1,833,545 23,579
Broadstone Net Lease Inc 4,150,337 95,914
Cousins Properties Inc 3,180,158 122,627
CubeSmart 2,546,084 129,188
DiamondRock Hospitality Co
(b)
3,009,935 28,143
Digital Realty Trust Inc 396,057 59,104
Equinix Inc 552,171 400,269
Equity LifeStyle Properties Inc 1,656,414 129,681
Essex Property Trust Inc 927,478 308,386
Extra Space Storage Inc 1,441,867 285,764
First Industrial Realty Trust Inc 2,689,114 163,444
Healthcare Realty Trust Inc 3,846,279 119,312
Healthcare Trust of America Inc 4,946,567 161,011
InvenTrust Properties Corp 2,591,045 69,803
Invitation Homes Inc 9,211,871 386,714
Kilroy Realty Corp 2,198,784 140,722
Medical Properties Trust Inc 5,791,359 131,811
MGM Growth Properties LLC 2,138,964 83,163
NETSTREIT Corp 1,102,844 24,924
Park Hotels & Resorts Inc
(b)
2,261,224 41,154
Prologis Inc 3,355,536 526,215
PS Business Parks Inc 616,247 102,889
Public Storage 447,196 160,333
Regency Centers Corp 1,766,667 126,758
Rexford Industrial Realty Inc 1,984,443 145,202
Sabra Health Care REIT Inc 6,223,522 84,702
Saul Centers Inc 484,701 23,935
Simon Property Group Inc 642,974 94,646
STORE Capital Corp 4,087,177 129,604
Sun Communities Inc 1,460,920 276,055
Terreno Realty Corp 1,733,866 129,641
Ventas Inc 5,690,186 301,694
VICI Properties Inc 5,079,314 145,370
Welltower Inc 1,170,462 101,397
Weyerhaeuser Co 1,344,752 54,368
$ 6,670,402
TOTAL COMMON STOCKS $ 6,958,026
Total Investments $ 7,034,540
Other Assets and Liabilities -  0.11% 7,520
TOTAL NET ASSETS - 100.00% $ 7,042,060
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 94 .72%
Consumer, Cyclical 4 .08%
Money Market Funds 1 .09%
Other Assets and Liabilities
0 .11%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 128,251 $ 612,158 $ 663,895 $ 76,514
$ 128,251 $ 612,158 $ 663,895 $ 76,514
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 2 .81%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
138,387,436 $ 138,387
Principal Exchange-Traded Funds - 12 .17%
Principal Investment Grade Corporate Active
ETF
(a)
1,956,000 49,819
Principal U.S. Mega-Cap ETF
(a)
8,735,257 371,336
Principal U.S. Small-Cap Multi-Factor ETF
(a)
4,063,700 178,884
$ 600,039
Principal Funds, Inc. Class R-6 - 53 .53%
Blue Chip Fund
(a)
12,384,677 461,205
Core Fixed Income Fund
(a)
66,037,196 639,900
Diversified International Fund
(a)
11,657,786 159,129
Diversified Real Asset Fund
(a)
17,067,815 225,295
Edge MidCap Fund
(a)
7,846,163 107,022
Global Real Estate Securities Fund
(a)
4,323,835 48,341
High Yield Fund
(a)
21,116,490 149,716
International Small Company Fund
(a)
7,716,768 84,730
LargeCap Growth Fund I
(a)
10,241,416 202,268
MidCap Fund
(a)
2,857,470 106,927
Origin Emerging Markets Fund
(a)
18,887,448 240,248
Spectrum Preferred and Capital Securities Income
Fund
(a)
21,218,905 214,735
$ 2,639,516
Principal Funds, Inc. Institutional Class - 31 .54%
Equity Income Fund
(a)
10,122,679 406,223
Finisterre Emerging Markets Total Return Bond
Fund
(a)
15,050,889 150,810
Government & High Quality Bond Fund
(a)
22,422,773 226,470
LargeCap Value Fund III
(a)
12,801,422 246,556
Overseas Fund
(a)
9,778,666 105,610
Principal Capital Appreciation Fund
(a)
4,283,899 268,943
Short-Term Income Fund
(a)
12,482,321 151,036
$ 1,555,648
TOTAL INVESTMENT COMPANIES $ 4,933,590
Total Investments $ 4,933,590
Other Assets and Liabilities -  (0.05)% (2,625)
TOTAL NET ASSETS - 100.00% $ 4,930,965
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 47 .64%
Fixed Income Funds 35 .32%
International Equity Funds 9 .71%
Specialty Funds 4 .57%
Money Market Funds 2 .81%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 579,532 $ 37,345 $ 65,574 $ 461,205
Core Fixed Income Fund 500,651 160,055 3,776 639,900
Diversified International Fund 153,445 34,600 2,981 159,129
Diversified Real Asset Fund 268,010 10,027 45,143 225,295
Edge MidCap Fund 120,033 31,358 11,048 107,022
Equity Income Fund 419,390 19,375 17,054 406,223
Finisterre Emerging Markets Total Return Bond Fund 157,178 1,785 4,211 150,810
Global Real Estate Securities Fund 213,459 3,379 164,896 48,341
Government & High Quality Bond Fund 127,921 105,064 2,159 226,470
High Yield Fund 111,047 43,454 978 149,716
International Small Company Fund 80,070 20,344 1,387 84,730
LargeCap Growth Fund I 240,181 33,714 23,798 202,268
LargeCap Value Fund III 269,026 22,570 23,684 246,556
MidCap Fund — 116,049 125 106,927
Origin Emerging Markets Fund 340,516 13,140 100,760 240,248
Overseas Fund 49,217 58,414 — 105,610
Principal Capital Appreciation Fund — 282,512 — 268,943
Principal Government Money Market Fund - Institutional Class 0.00% 15,190 239,680 116,483 138,387
Principal Investment Grade Corporate Active ETF 68,307 — 15,769 49,819
Principal U.S. Mega-Cap ETF 557,916 — 186,448 371,336
Principal U.S. Small-Cap Multi-Factor ETF 447,905 — 258,312 178,884
Short-Term Income Fund 178,411 4,151 28,615 151,036
Spectrum Preferred and Capital Securities Income Fund 222,739 3,914 5,331 214,735
$ 5,120,144 $ 1,240,930 $ 1,078,532 $ 4,933,590
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 4,407 $ 11,332 $ 31,219 $ (101,430)
Core Fixed Income Fund 3,278 (42) — (16,988)
Diversified International Fund 5,776 678 13,273 (26,613)
Diversified Real Asset Fund 6,456 450 3,041 (8,049)
Edge MidCap Fund 4,252 271 26,394 (33,592)
Equity Income Fund 4,550 1,872 13,089 (17,360)
Finisterre Emerging Markets Total Return Bond Fund 1,399 (189) — (3,753)
Global Real Estate Securities Fund 2,758 36,418 156 (40,019)
Government & High Quality Bond Fund 646 (32) — (4,324)
High Yield Fund 1,531 (14) — (3,793)
International Small Company Fund 1,143 5 5,654 (14,302)
LargeCap Growth Fund I 1,774 2,024 20,212 (49,853)
LargeCap Value Fund III 7,040 385 14,888 (21,741)
MidCap Fund 38 (31) 1,008 (8,966)
Origin Emerging Markets Fund 6,621 (12,138) 6,165 (510)
Overseas Fund 3,567 — — (2,021)
Principal Capital Appreciation Fund 2,181 — 5,655 (13,569)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 698 (280) — (2,439)
Principal U.S. Mega-Cap ETF 2,059 73,860 — (73,992)
Principal U.S. Small-Cap Multi-Factor ETF 2,270 49,148 — (59,857)
Short-Term Income Fund 509 86 890 (2,997)
Spectrum Preferred and Capital Securities Income Fund 2,715 (94) — (6,493)
$ 65,668 $ 163,709 $ 141,644 $ (512,661)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 2 .32%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
44,593,454 $ 44,593
Principal Exchange-Traded Funds - 8 .56%
Principal Investment Grade Corporate Active
ETF
(a)
1,128,000 28,730
Principal U.S. Mega-Cap ETF
(a)
2,233,648 94,953
Principal U.S. Small-Cap Multi-Factor ETF
(a)
928,700 40,881
$ 164,564
Principal Funds, Inc. Class R-6 - 56 .53%
Blue Chip Fund
(a)
3,216,310 119,775
Core Fixed Income Fund
(a)
40,712,254 394,502
Diversified International Fund
(a)
2,452,891 33,482
Diversified Real Asset Fund
(a)
5,856,408 77,305
Edge MidCap Fund
(a)
2,021,939 27,579
Global Real Estate Securities Fund
(a)
2,522,723 28,204
High Yield Fund
(a)
14,395,348 102,063
International Small Company Fund
(a)
2,128,318 23,369
LargeCap Growth Fund I
(a)
2,808,799 55,474
MidCap Fund
(a)
616,555 23,071
Origin Emerging Markets Fund
(a)
4,801,049 61,069
Spectrum Preferred and Capital Securities Income
Fund
(a)
13,925,485 140,926
$ 1,086,819
Principal Funds, Inc. Institutional Class - 32 .64%
Equity Income Fund
(a)
2,614,728 104,929
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,173,115 91,915
Government & High Quality Bond Fund
(a)
14,057,177 141,977
LargeCap Value Fund III
(a)
3,475,710 66,942
Overseas Fund
(a)
2,502,207 27,024
Principal Capital Appreciation Fund
(a)
1,551,381 97,396
Short-Term Income Fund
(a)
8,053,456 97,447
$ 627,630
TOTAL INVESTMENT COMPANIES $ 1,923,606
Total Investments $ 1,923,606
Other Assets and Liabilities -  (0.05)% (936)
TOTAL NET ASSETS - 100.00% $ 1,922,670
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 53 .62%
Domestic Equity Funds 32 .82%
International Equity Funds 7 .27%
Specialty Funds 4 .02%
Money Market Funds 2 .32%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 159,011 $ 13,152 $ 27,968 $ 119,775
Core Fixed Income Fund 327,145 79,904 1,750 394,502
Diversified International Fund 27,987 10,934 428 33,482
Diversified Real Asset Fund 102,261 4,101 26,252 77,305
Edge MidCap Fund 32,263 9,590 5,225 27,579
Equity Income Fund 104,507 8,544 4,172 104,929
Finisterre Emerging Markets Total Return Bond Fund 108,465 1,085 15,062 91,915
Global Real Estate Securities Fund 100,413 2,940 73,050 28,204
Government & High Quality Bond Fund 89,410 55,920 537 141,977
High Yield Fund 74,995 30,012 372 102,063
International Small Company Fund 23,347 4,324 177 23,369
LargeCap Growth Fund I 64,118 9,786 5,480 55,474
LargeCap Value Fund III 48,840 24,469 1,800 66,942
MidCap Fund — 25,403 75 23,071
Origin Emerging Markets Fund 87,922 4,149 27,711 61,069
Overseas Fund 13,909 13,801 64 27,024
Principal Capital Appreciation Fund — 102,115 — 97,396
Principal Government Money Market Fund - Institutional Class 0.00% 7,596 79,377 42,380 44,593
Principal Investment Grade Corporate Active ETF 42,911 — 12,512 28,730
Principal U.S. Mega-Cap ETF 145,598 — 50,909 94,953
Principal U.S. Small-Cap Multi-Factor ETF 111,510 — 69,129 40,881
Short-Term Income Fund 123,661 3,851 28,122 97,447
Spectrum Preferred and Capital Securities Income Fund 153,376 4,551 12,578 140,926
$ 1,949,245 $ 488,008 $ 405,753 $ 1,923,606
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,224 $ 2,138 $ 8,672 $ (26,558)
Core Fixed Income Fund 2,100 (59) — (10,738)
Diversified International Fund 1,090 (24) 2,498 (4,987)
Diversified Real Asset Fund 2,362 335 1,110 (3,140)
Edge MidCap Fund 1,170 (557) 7,259 (8,492)
Equity Income Fund 1,157 (10) 3,312 (3,940)
Finisterre Emerging Markets Total Return Bond Fund 931 (626) — (1,947)
Global Real Estate Securities Fund 1,523 14,872 86 (16,971)
Government & High Quality Bond Fund 426 (12) — (2,804)
High Yield Fund 1,032 (5) — (2,567)
International Small Company Fund 339 (17) 1,673 (4,108)
LargeCap Growth Fund I 480 485 5,474 (13,435)
LargeCap Value Fund III 1,353 (28) 2,859 (4,539)
MidCap Fund 15 (7) 386 (2,250)
Origin Emerging Markets Fund 1,732 (3,284) 1,599 (7)
Overseas Fund 1,004 (4) — (618)
Principal Capital Appreciation Fund 472 — 1,217 (4,719)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 438 (223) — (1,446)
Principal U.S. Mega-Cap ETF 542 20,057 — (19,793)
Principal U.S. Small-Cap Multi-Factor ETF 436 14,539 — (16,039)
Short-Term Income Fund 344 (20) 586 (1,923)
Spectrum Preferred and Capital Securities Income Fund 1,858 (198) — (4,225)
$ 22,028 $ 47,352 $ 36,731 $ (155,246)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 2 .97%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
100,861,955 $ 100,862
Principal Exchange-Traded Funds - 16 .41%
Principal Investment Grade Corporate Active
ETF
(a)
675,000 17,192
Principal U.S. Mega-Cap ETF
(a)
8,045,445 342,012
Principal U.S. Small-Cap Multi-Factor ETF
(a)
4,480,800 197,245
$ 556,449
Principal Funds, Inc. Class R-6 - 48 .76%
Blue Chip Fund
(a)
11,075,139 412,438
Core Fixed Income Fund
(a)
17,115,136 165,846
Diversified International Fund
(a)
10,047,025 137,142
Diversified Real Asset Fund
(a)
11,088,440 146,367
Edge MidCap Fund
(a)
7,873,746 107,398
Global Real Estate Securities Fund
(a)
691,317 7,729
High Yield Fund
(a)
3,696,966 26,211
International Small Company Fund
(a)
6,894,181 75,698
LargeCap Growth Fund I
(a)
10,016,271 197,821
MidCap Fund
(a)
2,872,422 107,486
Origin Emerging Markets Fund
(a)
16,954,606 215,663
Spectrum Preferred and Capital Securities Income
Fund
(a)
5,286,050 53,495
$ 1,653,294
Principal Funds, Inc. Institutional Class - 31 .91%
Equity Income Fund
(a)
8,698,487 349,070
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,367,221 43,759
Government & High Quality Bond Fund
(a)
6,050,743 61,112
LargeCap Value Fund III
(a)
11,969,972 230,542
Overseas Fund
(a)
6,101,630 65,898
Principal Capital Appreciation Fund
(a)
4,581,532 287,629
Short-Term Income Fund
(a)
3,608,427 43,662
$ 1,081,672
TOTAL INVESTMENT COMPANIES $ 3,392,277
Total Investments $ 3,392,277
Other Assets and Liabilities -  (0.05)% (1,802)
TOTAL NET ASSETS - 100.00% $ 3,390,475
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 65 .82%
Fixed Income Funds 16 .17%
International Equity Funds 10 .77%
Specialty Funds 4 .32%
Money Market Funds 2 .97%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 533,242 $ 33,061 $ 71,490 $ 412,438
Core Fixed Income Fund 97,647 73,489 1,124 165,846
Diversified International Fund 137,985 24,730 2,682 137,142
Diversified Real Asset Fund 182,688 6,256 37,476 146,367
Edge MidCap Fund 116,853 30,544 7,518 107,398
Equity Income Fund 399,150 18,622 54,820 349,070
Finisterre Emerging Markets Total Return Bond Fund 33,369 11,398 29 43,759
Global Real Estate Securities Fund 126,093 1,672 118,212 7,729
Government & High Quality Bond Fund 22,858 40,185 869 61,112
High Yield Fund 17,295 10,012 435 26,211
International Small Company Fund 67,547 22,429 2,063 75,698
LargeCap Growth Fund I 211,310 35,066 2,115 197,821
LargeCap Value Fund III 226,720 31,610 8,418 230,542
MidCap Fund — 116,270 86 107,486
Origin Emerging Markets Fund 307,650 11,757 92,337 215,663
Overseas Fund 50,626 17,868 — 65,898
Principal Capital Appreciation Fund — 298,228 — 287,629
Principal Government Money Market Fund - Institutional Class 0.00% 12,421 196,682 108,241 100,862
Principal Investment Grade Corporate Active ETF 15,598 2,304 — 17,192
Principal U.S. Mega-Cap ETF 516,970 — 173,870 342,012
Principal U.S. Small-Cap Multi-Factor ETF 410,532 — 201,917 197,245
Short-Term Income Fund 18,563 27,970 2,303 43,662
Spectrum Preferred and Capital Securities Income Fund 41,266 14,227 539 53,495
$ 3,546,383 $ 1,024,380 $ 886,544 $ 3,392,277
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 4,039 $ 8,319 $ 28,614 $ (90,694)
Core Fixed Income Fund 754 50 — (4,216)
Diversified International Fund 5,161 1,064 11,836 (23,955)
Diversified Real Asset Fund 4,227 661 1,992 (5,762)
Edge MidCap Fund 4,118 474 25,557 (32,955)
Equity Income Fund 4,271 23,241 12,409 (37,123)
Finisterre Emerging Markets Total Return Bond Fund 330 (2) — (977)
Global Real Estate Securities Fund 1,526 25,646 87 (27,470)
Government & High Quality Bond Fund 148 — — (1,062)
High Yield Fund 250 (6) — (655)
International Small Company Fund 951 22 4,711 (12,237)
LargeCap Growth Fund I 1,728 (225) 19,694 (46,215)
LargeCap Value Fund III 6,316 (242) 13,351 (19,128)
MidCap Fund 26 (21) 694 (8,677)
Origin Emerging Markets Fund 5,975 (11,219) 5,528 (188)
Overseas Fund 3,654 — — (2,596)
Principal Capital Appreciation Fund 1,497 — 3,882 (10,599)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 159 — — (710)
Principal U.S. Mega-Cap ETF 1,909 65,813 — (66,901)
Principal U.S. Small-Cap Multi-Factor ETF 2,129 31,272 — (42,642)
Short-Term Income Fund 86 26 176 (594)
Spectrum Preferred and Capital Securities Income Fund 550 3 — (1,462)
$ 49,804 $ 144,876 $ 128,531 $ (436,818)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 5 .14%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
155,525,837 $ 155,526
Principal Exchange-Traded Funds - 18 .19%
Principal Active High Yield ETF
(a)
8,918,084 181,529
Principal Investment Grade Corporate Active
ETF
(a)
10,642,702 271,067
Principal U.S. Mega-Cap ETF
(a)
2,285,095 97,139
Principal U.S. Small-Cap Multi-Factor ETF
(a)
2,000 88
$ 549,823
Principal Funds, Inc. Class R-6 - 46 .62%
Blue Chip Fund
(a)
3,559,021 132,538
Core Fixed Income Fund
(a)
57,386,506 556,075
Diversified International Fund
(a)
6,007,755 82,006
Diversified Real Asset Fund
(a)
11,388,259 150,325
Global Real Estate Securities Fund
(a)
5,118,061 57,220
High Yield Fund
(a)
5,345,154 37,897
Origin Emerging Markets Fund
(a)
1,742,774 22,168
Small-MidCap Dividend Income Fund
(a)
5,453,534 95,928
Spectrum Preferred and Capital Securities Income
Fund
(a)
27,191,985 275,183
$ 1,409,340
Principal Funds, Inc. Institutional Class - 30 .07%
Equity Income Fund
(a)
2,046,804 82,138
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,895,473 99,153
Government & High Quality Bond Fund
(a)
33,975,827 343,156
LargeCap Value Fund III
(a)
2,718,151 52,351
Principal Capital Appreciation Fund
(a)
1,760,708 110,537
Short-Term Income Fund
(a)
18,313,373 221,592
$ 908,927
TOTAL INVESTMENT COMPANIES $ 3,023,616
Total Investments $ 3,023,616
Other Assets and Liabilities -  (0.02)% (477)
TOTAL NET ASSETS - 100.00% $ 3,023,139
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 68 .41%
Domestic Equity Funds 18 .88%
Money Market Funds 5 .14%
Specialty Funds 4 .97%
International Equity Funds 2 .62%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 178,767 $ 13,961 $ 33,121 $ 132,538
Core Fixed Income Fund 516,169 60,656 4,702 556,075
Diversified International Fund 82,225 14,799 1,056 82,006
Diversified Real Asset Fund 216,140 7,787 67,567 150,325
Edge MidCap Fund — 584 592 —
Equity Income Fund 88,542 5,773 8,921 82,138
Finisterre Emerging Markets Total Return Bond Fund 93,301 8,903 595 99,153
Global Real Estate Securities Fund 201,551 4,242 142,936 57,220
Government & High Quality Bond Fund 300,118 53,766 2,957 343,156
High Yield Fund 43,387 1,332 5,792 37,897
LargeCap Value Fund III 53,566 5,692 2,386 52,351
Origin Emerging Markets Fund 40,497 1,545 18,449 22,168
Principal Active High Yield ETF 186,834 — — 181,529
Principal Capital Appreciation Fund — 117,581 — 110,537
Principal Government Money Market Fund - Institutional Class 0.00% 17,114 189,579 51,167 155,526
Principal Investment Grade Corporate Active ETF 301,623 — 17,787 271,067
Principal U.S. Mega-Cap ETF 135,378 — 38,295 97,139
Principal U.S. Small-Cap Multi-Factor ETF 89,256 — 89,926 88
Short-Term Income Fund 240,864 6,316 21,562 221,592
Small-MidCap Dividend Income Fund 29,119 70,379 940 95,928
Spectrum Preferred and Capital Securities Income Fund 262,755 23,580 2,978 275,183
$ 3,077,206 $ 586,475 $ 511,729 $ 3,023,616
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,367 $ 56 $ 9,686 $ (27,125)
Core Fixed Income Fund 3,176 (108) — (15,940)
Diversified International Fund 3,167 (95) 7,271 (13,867)
Diversified Real Asset Fund 5,062 630 2,386 (6,665)
Edge MidCap Fund — 8 — —
Equity Income Fund 953 35 2,788 (3,291)
Finisterre Emerging Markets Total Return Bond Fund 859 (32) — (2,424)
Global Real Estate Securities Fund 3,062 17,855 174 (23,492)
Government & High Quality Bond Fund 1,252 (109) — (7,662)
High Yield Fund 525 146 — (1,176)
LargeCap Value Fund III 1,490 (67) 3,149 (4,454)
Origin Emerging Markets Fund 735 (2,273) 708 848
Principal Active High Yield ETF 2,399 — — (5,305)
Principal Capital Appreciation Fund 1,195 — 3,091 (7,044)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 3,080 (1,237) — (11,532)
Principal U.S. Mega-Cap ETF 569 13,678 — (13,622)
Principal U.S. Small-Cap Multi-Factor ETF 196 29,287 — (28,529)
Short-Term Income Fund 702 (168) 1,192 (3,858)
Small-MidCap Dividend Income Fund 202 60 — (2,690)
Spectrum Preferred and Capital Securities Income Fund 3,299 (80) — (8,094)
$ 33,290 $ 57,586 $ 30,445 $ (185,922)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Money Market Funds - 1 .82%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
40,161,517 $ 40,162
Principal Exchange-Traded Funds - 17 .94%
Principal U.S. Mega-Cap ETF
(a)
5,263,800 223,764
Principal U.S. Small-Cap Multi-Factor ETF
(a)
3,921,500 172,624
$ 396,388
Principal Funds, Inc. Class R-6 - 46 .69%
Blue Chip Fund
(a)
8,211,174 305,784
Diversified International Fund
(a)
10,657,090 145,469
Diversified Real Asset Fund
(a)
4,250,760 56,110
Edge MidCap Fund
(a)
5,167,364 70,483
International Small Company Fund
(a)
5,026,616 55,192
LargeCap Growth Fund I
(a)
11,941,262 235,840
MidCap Fund
(a)
1,576,371 58,988
Origin Emerging Markets Fund
(a)
8,152,199 103,696
$ 1,031,562
Principal Funds, Inc. Institutional Class - 33 .61%
Equity Income Fund
(a)
6,104,786 244,985
LargeCap Value Fund III
(a)
9,562,237 184,169
Overseas Fund
(a)
9,003,714 97,240
Principal Capital Appreciation Fund
(a)
3,440,846 216,016
$ 742,410
TOTAL INVESTMENT COMPANIES $ 2,210,522
Total Investments $ 2,210,522
Other Assets and Liabilities -  (0.06)% (1,353)
TOTAL NET ASSETS - 100.00% $ 2,209,169
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 77 .53%
International Equity Funds 11 .59%
Fixed Income Funds 6 .58%
Specialty Funds 2 .54%
Money Market Funds 1 .82%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 363,109 $ 23,522 $ 23,249 $ 305,784
Diversified International Fund 134,685 36,764 3,061 145,469
Diversified Real Asset Fund 122,870 3,978 67,461 56,110
Edge MidCap Fund 77,449 20,309 5,754 70,483
Equity Income Fund 267,420 12,097 25,039 244,985
Global Real Estate Securities Fund 19,884 431 20,001 —
International Small Company Fund 53,635 12,291 1,289 55,192
LargeCap Growth Fund I 300,452 30,563 32,821 235,840
LargeCap Value Fund III 167,939 39,172 7,700 184,169
MidCap Fund — 73,161 8,596 58,988
Origin Emerging Markets Fund 141,792 5,654 38,192 103,696
Overseas Fund 87,862 14,158 162 97,240
Principal Capital Appreciation Fund — 223,945 — 216,016
Principal Government Money Market Fund - Institutional Class 0.00% 7,802 149,648 117,288 40,162
Principal U.S. Mega-Cap ETF 284,793 — 60,113 223,764
Principal U.S. Small-Cap Multi-Factor ETF 299,836 — 114,977 172,624
$ 2,329,528 $ 645,693 $ 525,703 $ 2,210,522
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 2,755 $ (69) $ 19,518 $ (57,529)
Diversified International Fund 5,054 848 11,587 (23,767)
Diversified Real Asset Fund 2,705 1,652 1,273 (4,929)
Edge MidCap Fund 2,733 225 16,965 (21,746)
Equity Income Fund 2,887 3,341 8,316 (12,834)
Global Real Estate Securities Fund 408 6,955 23 (7,269)
International Small Company Fund 761 21 3,759 (9,466)
LargeCap Growth Fund I 2,414 (969) 27,503 (61,385)
LargeCap Value Fund III 4,950 (383) 10,461 (14,859)
MidCap Fund 18 (687) 458 (4,890)
Origin Emerging Markets Fund 2,778 (4,381) 2,565 (1,177)
Overseas Fund 6,340 (11) — (4,607)
Principal Capital Appreciation Fund 1,154 — 2,988 (7,929)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 1,067 16,668 — (17,584)
Principal U.S. Small-Cap Multi-Factor ETF 1,325 10,874 — (23,109)
$ 37,349 $ 34,084 $ 105,416 $ (273,080)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.07% Shares Held Value (000's)
Money Market Funds - 3.07%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,772,168 $ 3,772
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
120,130,742 120,131
$ 123,903
TOTAL INVESTMENT COMPANIES $ 123,903
BONDS - 92.67%
Principal
Amount (000's) Value (000's)
Agriculture - 0.37%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 $ 4,200 $ 4,120
4.35%, 03/15/2024 10,450 10,971
$ 15,091
Airlines - 0.59%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
10,345 11,280
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 3,379 3,396
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
8,673 8,998
$ 23,674
Automobile Asset Backed Securities - 5.38%
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 2,052 2,056
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 715 715
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 4,039 4,039
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 6,336 6,333
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024
(e)
1,710 1,710
0.61%, 02/18/2025
(e)
6,375 6,363
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(e)
6,180 6,171
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024
(e)
1,513 1,512
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(e)
9,236 9,213
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(e),(f)
9,000 8,995
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
11,500 11,508
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
14,600 15,063
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
11,700 12,160
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
11,000 10,669
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(e)
10,250 10,047
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
16,750 17,523
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(e)
27,000 26,473
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 7,178 7,177
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
17,000 17,395
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
6,100 6,022
Westlake Automobile Receivables Trust 2020-2
0.93%, 02/15/2024
(e)
1,936 1,937
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
$ 11,288 $ 11,288
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(e)
10,797 10,777
0.64%, 03/16/2026
(e)
10,500 10,433
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 2,069 2,069
$ 217,648
Automobile Manufacturers - 0.12%
Ford Motor Credit Co LLC
1.49%, 03/28/2022 5,000 5,003
3 Month USD LIBOR + 1.27%
Banks - 16.66%
Bank of America Corp
0.98%, 09/25/2025
(g)
19,500 18,984
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(g)
19,600 18,840
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(g)
19,400 18,826
Secured Overnight Financing Rate + 1.15%
3.00%, 12/20/2023
(g)
10,347 10,504
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 25,859
Bank of Montreal
0.95%, 01/22/2027
(g)
14,700 14,019
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
1.35%, 10/30/2023 24,500 24,671
3 Month USD LIBOR + 1.05%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 5,097
Barclays PLC
2.28%, 11/24/2027
(g)
7,308 7,157
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
3.50%, 03/01/2023
(e)
9,750 9,971
Citigroup Inc
0.78%, 10/30/2024
(g)
9,600 9,455
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(g)
19,600 18,699
Secured Overnight Financing Rate + 0.77%
1.60%, 09/01/2023 10,000 10,068
3 Month USD LIBOR + 1.43%
4.00%, 08/05/2024 10,750 11,269
4.04%, 06/01/2024
(g)
4,750 4,911
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
2.59%, 09/11/2025
(e),(g)
5,000 5,026
Secured Overnight Financing Rate + 1.56%
4.21%, 06/12/2024
(e),(g)
17,900 18,455
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 9,017
0.96%, 11/08/2023 11,000 10,879
Fifth Third Bancorp
4.30%, 01/16/2024 15,700 16,403
First Republic Bank/CA
1.91%, 02/12/2024
(g)
11,000 11,062
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc/The
0.58%, 11/17/2023 19,250 19,255
Secured Overnight Financing Rate + 0.54%
0.83%, 12/09/2026 14,700 14,686
Secured Overnight Financing Rate + 0.79%
1.22%, 12/06/2023 12,000 11,937

Schedule of Investments
Short-Term Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
2.64%, 02/24/2028
(g)
$ 8,600 $ 8,614
Secured Overnight Financing Rate + 1.11%
HSBC Holdings PLC
2.63%, 11/07/2025
(g)
9,300 9,399
Secured Overnight Financing Rate + 1.40%
ING Groep NV
3.15%, 03/29/2022 6,800 6,829
JPMorgan Chase & Co
1.04%, 02/04/2027
(g)
9,800 9,313
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(g)
19,600 18,700
Secured Overnight Financing Rate + 0.80%
1.16%, 04/25/2023
(h)
38,500 38,659
3 Month USD LIBOR + 0.90%
1.49%, 10/24/2023 15,000 15,108
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(g)
14,700 14,707
Secured Overnight Financing Rate + 1.46%
3.88%, 09/10/2024 5,249 5,518
Morgan Stanley
0.53%, 01/25/2024
(g)
13,500 13,385
Secured Overnight Financing Rate + 0.46%
1.59%, 05/04/2027
(g)
10,750 10,379
Secured Overnight Financing Rate + 0.88%
1.66%, 10/24/2023 38,600 38,917
3 Month USD LIBOR + 1.40%
2.48%, 01/21/2028
(g)
6,000 5,990
Secured Overnight Financing Rate + 1.00%
4.10%, 05/22/2023 10,200 10,534
NatWest Group PLC
4.27%, 03/22/2025
(g)
9,750 10,180
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(e)
7,800 7,574
1.60%, 09/29/2026
(e)
9,250 8,909
Royal Bank of Canada
0.88%, 01/20/2026 14,700 14,067
Societe Generale SA
2.63%, 01/22/2025
(e)
9,700 9,766
Toronto-Dominion Bank/The
0.75%, 01/06/2026
(h)
14,700 14,028
Truist Financial Corp
1.27%, 03/02/2027
(g)
13,626 13,186
Secured Overnight Financing Rate + 0.61%
UBS AG/London
1.75%, 04/21/2022
(e)
11,750 11,773
UBS Group AG
1.01%, 07/30/2024
(e),(g)
7,000 6,917
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
11,450 11,527
Wells Fargo & Co
2.16%, 02/11/2026
(g)
9,800 9,796
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(g)
14,600 14,575
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(g)
10,000 10,057
Secured Overnight Financing Rate + 1.09%
$ 673,457
Beverages - 0.58%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 8,700 9,211
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,388
$ 23,599
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 1.08%
Biogen Inc
3.63%, 09/15/2022 $ 8,000 $ 8,121
Gilead Sciences Inc
0.75%, 09/29/2023 36,002 35,605
$ 43,726
Building Materials - 0.35%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 14,196
Chemicals - 0.69%
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,139
Westlake Chemical Corp
3.60%, 07/15/2022 9,382 9,437
3.60%, 08/15/2026 7,900 8,307
$ 27,883
Commercial Mortgage Backed Securities - 9.06%
BX 2021-LBA3 Mortgage Trust
0.80%, 10/15/2036
(e)
14,750 14,620
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
0.84%, 10/15/2036
(e)
12,000 11,894
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
0.96%, 11/15/2026
(e)
11,000 10,985
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
0.78%, 06/15/2038
(e)
12,200 12,140
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
0.76%, 05/15/2038
(e)
8,200 8,138
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
0.81%, 09/15/2036
(e)
20,000 19,944
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
0.79%, 10/15/2038
(e)
20,000 19,862
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
0.74%, 10/15/2026
(e)
12,000 11,866
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
0.61%, 10/15/2023
(e)
20,000 19,649
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
1.01%, 11/15/2037
(e)
28,900 28,865
1.00 x 1 Month USD LIBOR + 0.90%
ELP Commercial Mortgage Trust 2021-ELP
0.81%, 11/15/2038
(e)
15,000 14,907
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.22%, 09/25/2026 11,800 11,800
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.17%
0.44%, 12/25/2025 5,181 5,082
0.52%, 06/25/2025 9,203 8,973
0.53%, 01/25/2025 7,290 7,140
0.57%, 05/25/2026 12,553 12,276
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(i)
15,052 14,628
FRESB 2020-SB81Mortgage Trust
0.72%, 10/25/2040
(i)
6,317 6,100
FRESB 2021-SB82 Mortgage Trust
0.67%, 11/25/2025
(i)
12,407 11,999
FRESB 2021-SB83 Mortgage Trust
0.63%, 01/25/2026
(i)
9,303 8,991

Schedule of Investments
Short-Term Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Ginnie Mae
0.13%, 02/16/2055
(i),(j)
$ 32,659 $ 107
0.20%, 10/16/2054
(i),(j)
23,612 365
0.26%, 01/16/2054
(i),(j)
20,233 197
0.27%, 02/16/2048
(i),(j)
10,543 105
0.35%, 01/16/2055
(i),(j)
48,875 447
0.36%, 09/16/2055
(i),(j)
8,161 105
0.84%, 06/16/2045
(i),(j)
20,031 447
0.92%, 08/16/2042
(i),(j)
10,200 119
1.23%, 10/16/2051
(i),(j)
1,540 55
1.26%, 12/16/2036
(i),(j)
1,388 104
Merit 2020
0.86%, 01/15/2027
(e)
14,750 14,672
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.81%
MHC Commercial Mortgage Trust 2021-MHC
0.91%, 04/15/2038
(e)
29,200 29,089
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
0.96%, 05/15/2023
(e)
14,600 14,527
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
0.81%, 07/15/2038
(e)
8,800 8,751
1.00 x 1 Month USD LIBOR + 0.70%
OPG Trust 2021-PORT
0.59%, 10/15/2036
(e)
17,000 16,734
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
0.84%, 11/15/2038
(e)
9,800 9,782
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
0.81%, 06/15/2026
(e)
10,725 10,684
1.00 x 1 Month USD LIBOR + 0.70%
$ 366,149
Computers - 1.43%
Apple Inc
1.13%, 05/11/2025 34,800 34,143
3.25%, 02/23/2026 5,350 5,607
Dell International LLC / EMC Corp
5.45%, 06/15/2023 2,614 2,733
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 15,358
$ 57,841
Consumer Products - 0.44%
Avery Dennison Corp
0.85%, 08/15/2024 8,400 8,200
Reckitt Benckiser Treasury Services PLC
0.78%, 06/24/2022
(e)
9,600 9,615
3 Month USD LIBOR + 0.56%
$ 17,815
Diversified Financial Services - 0.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 13,700 13,455
Capital One Financial Corp
3.90%, 01/29/2024 7,900 8,216
$ 21,671
Electric - 7.78%
AES Corp/The
1.38%, 01/15/2026 14,600 13,945
Alabama Power Co
2.45%, 03/30/2022 14,250 14,271
Alliant Energy Finance LLC
1.40%, 03/15/2026
(e)
4,600 4,351
3.75%, 06/15/2023
(e)
19,500 20,031
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
American Electric Power Co Inc
0.61%, 11/01/2023 $ 14,700 $ 14,701
3 Month USD LIBOR + 0.48%
2.03%, 03/15/2024 11,700 11,712
Black Hills Corp
1.04%, 08/23/2024 9,500 9,284
4.25%, 11/30/2023 27,000 28,114
Dominion Energy Inc
0.73%, 09/15/2023 14,500 14,502
3 Month USD LIBOR + 0.53%
3.07%, 08/15/2024
(i)
9,800 10,044
DTE Energy Co
1.05%, 06/01/2025 4,400 4,242
2.25%, 11/01/2022 9,750 9,841
2.53%, 10/01/2024 10,000 10,142
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,334
Emera US Finance LP
0.83%, 06/15/2024 8,500 8,286
Entergy Louisiana LLC
0.62%, 11/17/2023 7,350 7,242
0.95%, 10/01/2024 5,500 5,382
Evergy Inc
2.45%, 09/15/2024 9,300 9,427
Exelon Corp
3.50%, 06/01/2022 22,500 22,613
Florida Power & Light Co
0.30%, 05/10/2023 4,600 4,600
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,976
NextEra Energy Capital Holdings Inc
0.43%, 02/22/2023 9,800 9,799
3 Month USD LIBOR + 0.27%
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 13,904
San Diego Gas & Electric Co
1.91%, 02/01/2022 521 521
Southern California Edison Co
1.85%, 02/01/2022 836 836
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,319
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,525
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
19,500 19,779
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,822
$ 314,545
Food - 1.28%
JBS USA LUX SA / JBS USA Finance Inc
6.75%, 02/15/2028
(e)
11,500 12,262
Mars Inc
0.88%, 07/16/2026
(e)
11,700 11,128
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
29,000 28,365
$ 51,755
Forest Products & Paper - 0.42%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
17,000 16,825
Gas - 0.35%
NiSource Inc
0.95%, 08/15/2025 14,600 13,968
Healthcare - Services - 1.38%
Centene Corp
4.25%, 12/15/2027 13,000 13,317

Schedule of Investments
Short-Term Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
5.25%, 06/15/2026 $ 25,800 $ 28,226
Humana Inc
0.65%, 08/03/2023 14,250 14,065
$ 55,608
Home Builders - 0.25%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,932
Home Furnishings - 0.37%
Panasonic Corp
2.54%, 07/19/2022
(e)
9,800 9,860
2.68%, 07/19/2024
(e)
5,000 5,090
$ 14,950
Insurance - 4.03%
Athene Global Funding
0.91%, 08/19/2024
(e)
1,000 976
1.72%, 01/07/2025
(e)
11,000 10,864
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
26,875 28,138
Guardian Life Global Funding
0.88%, 12/10/2025
(e)
24,500 23,589
1.10%, 06/23/2025
(e)
17,525 17,127
MassMutual Global Funding II
2.75%, 06/22/2024
(e)
13,000 13,311
Metropolitan Life Global Funding I
0.40%, 01/07/2024
(e)
14,700 14,384
3.60%, 01/11/2024
(e)
5,000 5,196
New York Life Global Funding
2.00%, 01/22/2025
(e)
9,800 9,864
2.30%, 06/10/2022
(e)
16,000 16,104
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(e)
24,500 23,504
$ 163,057
Internet - 0.47%
eBay Inc
1.40%, 05/10/2026 19,500 18,832
Media - 1.01%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 14,700 15,862
Sky Ltd
3.13%, 11/26/2022
(e)
8,900 9,056
ViacomCBS Inc
4.75%, 05/15/2025 14,850 15,969
$ 40,887
Mining - 0.37%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
9,600 10,442
Glencore Funding LLC
1.63%, 09/01/2025
(e)
4,750 4,650
$ 15,092
Mortgage Backed Securities - 3.18%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 6 7
CHL Mortgage Pass-Through Trust 2003-46
2.24%, 01/19/2034
(i)
133 132
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 3 3
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(i)
815 816
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(e),(i)
4,165 4,140
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2004-A3
2.07%, 07/25/2034
(i)
$ 263 $ 256
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 148
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(i)
121 121
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(e),(i)
15,212 15,131
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(e),(i)
2,748 2,800
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(e),(i)
5,807 5,777
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(e),(i)
13,078 13,008
PHH Mortgage Trust Series 2008-CIM1
2.35%, 06/25/2038 502 501
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(e),(i)
13,276 13,239
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(i)
9,684 9,719
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(e),(i)
22,173 22,032
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(e),(i)
23,035 22,913
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(i)
259 259
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(i)
1,971 1,974
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(i)
1,240 1,242
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(i)
5,897 5,926
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(e),(i)
6,118 6,068
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(e),(i)
2,317 2,312
$ 128,524
Office & Business Equipment - 0.27%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,878
Oil & Gas - 1.62%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,219
Chevron USA Inc
0.69%, 08/12/2025 14,600 14,078
Coterra Energy Inc
4.38%, 06/01/2024
(e)
12,500 13,096
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 10,114
Phillips 66
3.85%, 04/09/2025 6,850 7,208
Suncor Energy Inc
2.80%, 05/15/2023 7,400 7,518
3.10%, 05/15/2025 7,900 8,152
$ 65,385
Oil & Gas Services - 0.20%
Schlumberger Holdings Corp
3.75%, 05/01/2024
(e)
7,800 8,073

Schedule of Investments
Short-Term Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 12.63%
AMMC CLO 15 Ltd
1.36%, 01/15/2032
(e)
$ 21,000 $ 20,995
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
1.35%, 10/22/2032
(e)
14,250 14,246
1.00 x 3 Month USD LIBOR + 1.09%
BlueMountain Fuji US Clo II Ltd
1.25%, 10/20/2030
(e)
2,500 2,499
1.00 x 3 Month USD LIBOR + 1.00%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
1,356 1,361
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
4,573 4,598
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
9,023 8,991
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(e)
19,588 19,428
CF Hippolyta LLC
1.53%, 03/15/2061
(e)
20,640 20,014
Dewolf Park CLO Ltd
1.16%, 10/15/2030
(e)
37,000 37,016
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
0.00%, 01/15/2030
(d),(e),(f)
15,000 15,000
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(e)
10,100 10,082
KKR CLO 18 Ltd
1.18%, 07/18/2030
(e)
23,000 22,989
1.00 x 3 Month USD LIBOR + 0.94%
KKR Lending Partners III Clo LLC
1.63%, 10/20/2030
(e)
15,000 14,994
1.00 x 3 Month USD LIBOR + 1.38%
1.80%, 10/20/2030
(e)
13,600 13,597
1.00 x 3 Month USD LIBOR + 1.55%
Lake Shore MM CLO III LLC
1.72%, 10/17/2031
(e)
29,500 29,425
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
1.20%, 10/21/2030
(e)
21,000 20,963
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
1.22%, 11/15/2029
(e)
10,500 10,500
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
1.56%, 04/15/2032
(e)
19,500 19,495
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
4,889 4,883
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
8,425 8,414
MVW 2021-1W LLC
1.14%, 01/22/2041
(e)
5,955 5,818
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
1,325 1,330
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
3,833 3,912
Oaktree CLO 2019-4 Ltd
1.37%, 10/20/2032
(e)
30,000 29,993
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
0.00%, 04/15/2030
(d),(e),(f)
11,000 11,000
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Parliament Funding II ltd
1.49%, 10/20/2031
(e)
$ 11,000 $ 10,997
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(e)
9,750 9,541
0.93%, 08/15/2024
(e)
9,500 9,507
0.97%, 02/15/2026
(e)
17,650 17,413
2.23%, 10/15/2024
(e)
29,250 29,494
2.86%, 04/15/2024
(e)
9,750 9,794
Shackleton 2017-X CLO Ltd
1.14%, 04/20/2029
(e)
10,936 10,935
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
1.12%, 12/28/2029
(e)
8,750 8,750
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
0.00%, 01/17/2032
(d),(e),(f)
10,000 10,000
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(e)
24,000 23,470
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
530 531
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(e)
5,074 5,074
Voya 2012-4 Ltd
1.24%, 10/15/2030
(e)
9,750 9,757
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
3,503 3,584
$ 510,390
Packaging & Containers - 0.47%
Graphic Packaging International LLC
0.82%, 04/15/2024
(e)
9,700 9,462
1.51%, 04/15/2026
(e)
9,800 9,421
$ 18,883
Pharmaceuticals - 2.18%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,920
Bayer US Finance II LLC
3.88%, 12/15/2023
(e)
5,800 5,992
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,527
Cigna Corp
0.61%, 03/15/2024 7,850 7,672
1.25%, 03/15/2026 14,700 14,188
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 24,204
Novartis Capital Corp
1.75%, 02/14/2025 14,700 14,703
$ 88,206
Pipelines - 2.08%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,261
Enterprise Products Operating LLC
3.50%, 02/01/2022 14,600 14,600
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
12,550 12,626
Kinder Morgan Inc
1.52%, 01/15/2023 14,500 14,616
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,171
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
11,634 11,692

Schedule of Investments
Short-Term Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
TransCanada PipeLines Ltd
2.37%, 05/15/2067 $ 5,850 $ 4,958
3 Month USD LIBOR + 2.21%
$ 83,924
REITs - 2.80%
American Tower Corp
2.40%, 03/15/2025 9,600 9,651
American Tower Trust #1
3.07%, 03/15/2048
(e)
24,100 24,061
3.65%, 03/15/2048
(e)
6,300 6,489
Crown Castle International Corp
1.35%, 07/15/2025 8,750 8,486
CubeSmart LP
4.00%, 11/15/2025 3,275 3,473
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,665
4.95%, 04/01/2024 4,750 5,020
SBA Tower Trust
1.63%, 05/15/2051
(e)
19,400 18,819
1.88%, 07/15/2050
(e)
6,463 6,368
2.33%, 07/15/2052
(e)
2,800 2,808
2.84%, 01/15/2050
(e)
10,325 10,518
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,724
$ 113,082
Semiconductors - 0.64%
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,129
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
9,800 10,174
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
5,300 5,390
$ 25,693
Software - 0.81%
Oracle Corp
1.65%, 03/25/2026 19,700 19,050
Roper Technologies Inc
1.00%, 09/15/2025 14,200 13,632
$ 32,682
Student Loan Asset Backed Securities - 7.12%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
3,572 3,643
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
5,088 5,190
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
8,067 8,131
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
3,487 3,453
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(e)
15,004 14,772
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(e)
4,138 4,011
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(e)
10,718 10,403
Keycorp Student Loan Trust 2000-b
0.57%, 07/25/2029 2,493 2,487
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.79%, 01/25/2037 4,596 4,596
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
852 857
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
2,108 2,140
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
$ 6,159 $ 6,224
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
7,801 7,770
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
5,059 5,000
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
5,484 5,427
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(e)
8,718 8,650
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(e)
6,721 6,617
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(e)
13,352 13,067
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(e)
12,318 12,042
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(e)
16,757 16,246
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(e)
6,972 6,794
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(e)
32,373 31,654
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(e)
11,404 11,131
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(e)
15,453 15,204
SLM Private Credit Student Loan Trust 2004-A
0.60%, 06/15/2033 725 720
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.53%, 03/15/2024 4,081 4,075
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.49%, 06/15/2039 16,478 16,090
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.40%, 12/15/2039 9,667 9,474
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
0.61%, 01/15/2053
(e)
967 967
1.00 x 1 Month USD LIBOR + 0.50%
1.07%, 01/15/2053
(e)
11,750 11,287
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(e)
20,400 19,873
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(e)
20,115 19,696
$ 287,691
Telecommunications - 2.89%
AT&T Inc
1.05%, 02/15/2023 8,525 8,579
3 Month USD LIBOR + 0.89%
1.70%, 03/25/2026 24,400 23,845
Crown Castle Towers LLC
3.66%, 05/15/2045
(e)
4,187 4,307
3.72%, 07/15/2043
(e)
1,263 1,277
NTT Finance Corp
0.37%, 03/03/2023
(e)
4,600 4,563
0.58%, 03/01/2024
(e)
14,600 14,286

Schedule of Investments
Short-Term Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(e)
$ 33,358 $ 34,819
5.15%, 03/20/2028
(e)
9,500 10,355
Verizon Communications Inc
0.80%, 03/20/2026 14,700 14,778
Secured Overnight Financing Rate + 0.79%
$ 116,809
Transportation - 0.53%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,855
Ryder System Inc
1.75%, 09/01/2026 11,000 10,750
$ 21,605
Trucking & Leasing - 0.25%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
9,800 10,155
TOTAL BONDS $ 3,745,184
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 6.17%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
2.34%, 09/01/2035 $ 24 $ 25
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 9 9
$ 34
Federal National Mortgage Association (FNMA) - 0.00%
1.87%, 08/01/2034 17 18
1.00 x 12 Month USD LIBOR + 1.63%
1.88%, 07/01/2034 32 32
1.00 x 12 Month USD LIBOR + 1.63%
1.92%, 10/01/2035 39 39
1.00 x 12 Month USD LIBOR + 1.68%
1.96%, 07/01/2034 6 6
1.00 x 12 Month USD LIBOR + 1.66%
2.02%, 12/01/2032 11 11
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 18 19
1.00 x 12 Month USD LIBOR + 1.75%
2.17%, 02/01/2037 39 39
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.08%
2.21%, 02/01/2035 10 9
1.00 x 6 Month USD LIBOR + 2.06%
2.41%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.85%, 11/01/2035 1 1
1.00 x Cost of funds for the 11th District of
San Francisco + 1.25%
$ 178
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 2.94%
0.13%, 01/31/2023 41,700 41,413
0.13%, 10/15/2023 28,750 28,276
0.38%, 10/31/2023 7,350 7,256
1.25%, 08/31/2024 4,500 4,494
1.50%, 09/15/2022 22,000 22,131
2.75%, 07/31/2023 15,000 15,384
$ 118,954
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 3.23%
0.03%, 03/01/2022
(k)
$ 39,000 $ 38,999
0.04%, 02/22/2022
(k)
29,400 29,399
0.04%, 03/10/2022
(k)
32,000 31,999
0.17%, 04/21/2022
(k)
30,000 29,989
$ 130,386
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 249,556
Total Investments $ 4,118,643
Other Assets and Liabilities -  (1.91)% (77,154)
TOTAL NET ASSETS - 100.00% $ 4,041,489
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,772 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,029,942 or 50.23% of net assets.
(f) Security purchased on a when-issued basis.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,676 or 0.09% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security is an Interest Only Strip.
(k) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Asset Backed Securities 25.13%
Financial 24.03%
Mortgage Securities 12.24%
Utilities 8.13%
Consumer, Non-cyclical 7.31%
Government 6.17%
Communications 4.37%
Energy 3.90%
Technology 3.15%
Money Market Funds 3.07%
Industrial 1.60%
Basic Materials 1.48%
Consumer, Cyclical 1.33%
Other Assets and Liabilities
(1.91)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Short-Term Income Fund
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 106,527 $ 589,311 $ 575,707 $ 120,131
$ 106,527 $ 589,311 $ 575,707 $ 120,131
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2022 Short 402 $ 47,920 $ 807
Total $ 807
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .91 % Shares Held Value (000's)
Money Market Funds - 5 .91%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
5,837,854 $ 5,838
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
74,866,351 74,866
$ 80,704
TOTAL INVESTMENT COMPANIES $ 80,704
COMMON STOCKS - 97 .21 % Shares Held Value (000's)
Aerospace & Defense - 0 .84%
AAR Corp
(d)
285,500 $ 11,497
Agriculture - 1 .54%
Darling Ingredients Inc
(d)
271,200 17,294
Vital Farms Inc
(d)
229,800 3,799
$ 21,093
Airlines - 0 .26%
Sun Country Airlines Holdings Inc
(d)
134,600 3,578
Apparel - 0 .33%
Crocs Inc
(d)
44,100 4,526
Automobile Parts & Equipment - 0 .77%
Modine Manufacturing Co
(d)
346,600 3,171
Visteon Corp
(d)
72,800 7,390
$ 10,561
Banks - 6 .32%
Ameris Bancorp 280,700 13,841
BancFirst Corp 71,100 5,329
Bancorp Inc/The
(d)
317,100 9,456
First Foundation Inc 190,200 4,974
First Interstate BancSystem Inc 243,700 8,956
First Merchants Corp 186,900 7,930
Independent Bank Corp 28,737 2,424
Independent Bank Corp/MI 135,400 3,315
Lakeland Bancorp Inc 164,000 3,105
Popular Inc 116,800 10,415
United Community Banks Inc/GA 470,850 16,663
$ 86,408
Biotechnology - 4 .42%
2seventy bio Inc
(d)
51,233 957
ADC Therapeutics SA
(d)
96,700 1,537
Allogene Therapeutics Inc
(d)
178,600 2,045
Bluebird Bio Inc
(d)
141,600 1,117
Cellectis SA ADR
(d)
227,200 1,411
ChemoCentryx Inc
(d)
77,100 2,073
Denali Therapeutics Inc
(d)
187,900 6,430
Design Therapeutics Inc
(d),(e)
172,500 2,180
Horizon Therapeutics Plc
(d)
169,100 15,782
Immunocore Holdings PLC ADR
(d)
98,000 2,212
Insmed Inc
(d)
255,900 5,804
Iovance Biotherapeutics Inc
(d)
189,400 3,153
MacroGenics Inc
(d)
199,500 2,464
Magenta Therapeutics Inc
(d)
418,200 1,367
Olink Holding AB ADR
(d),(e)
248,800 4,026
Precision BioSciences Inc
(d)
538,800 2,570
Seagen Inc
(d)
39,300 5,286
$ 60,414
Building Materials - 1 .68%
Builders FirstSource Inc
(d)
192,600 13,095
Masonite International Corp
(d)
99,800 9,904
$ 22,999
Chemicals - 1 .75%
Atotech Ltd
(d),(e)
507,200 12,391
Diversey Holdings Ltd
(d)
725,300 7,978
Koppers Holdings Inc
(d)
120,700 3,607
$ 23,976
Commercial Services - 3 .56%
ABM Industries Inc 274,800 11,457
AMN Healthcare Services Inc
(d)
140,200 14,208
Coursera Inc
(d)
83,300 1,692
First Advantage Corp
(d)
139,900 2,367
Heidrick & Struggles International Inc 116,500 5,099
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
ICF International Inc 65,400 $ 6,173
Medifast Inc 38,500 7,650
$ 48,646
Computers - 2 .28%
ExlService Holdings Inc
(d)
121,500 14,643
KnowBe4 Inc
(d)
495,165 11,844
Sterling Check Corp
(d),(e)
232,361 4,650
$ 31,137
Consumer Products - 0 .51%
Central Garden & Pet Co - A Shares
(d)
161,580 7,001
Cosmetics & Personal Care - 0 .95%
Beauty Health Co/The
(d)
590,000 8,378
Honest Co Inc/The
(d)
714,500 4,637
$ 13,015
Distribution & Wholesale - 2 .15%
Core & Main Inc
(d)
318,904 7,669
ThredUp Inc
(d),(e)
246,594 2,286
Titan Machinery Inc
(d)
169,700 5,227
WESCO International Inc
(d)
115,900 14,127
$ 29,309
Diversified Financial Services - 5 .94%
Encore Capital Group Inc
(d)
250,700 16,170
Flywire Corp
(d)
180,800 5,097
Focus Financial Partners Inc
(d)
290,500 14,629
Janus Henderson Group PLC 222,900 8,225
Lazard Ltd 113,400 4,949
Moelis & Co 52,900 2,987
Piper Sandler Cos 91,290 14,079
Stifel Financial Corp 199,800 14,965
$ 81,101
Electric - 1 .93%
Brookfield Renewable Corp 320,200 10,957
Portland General Electric Co 293,800 15,437
$ 26,394
Electrical Components & Equipment - 0 .92%
EnerSys 136,300 10,213
nLight Inc
(d)
112,564 2,329
$ 12,542
Electronics - 3 .77%
Advanced Energy Industries Inc 145,500 12,539
Atkore Inc
(d)
156,800 16,900
Mirion Technologies Inc
(d),(e)
440,400 3,704
Mirion Technologies Inc - Warrants
(d)
179,475 323
TD SYNNEX Corp 85,500 8,941
Vishay Intertechnology Inc 438,400 9,079
$ 51,486
Energy - Alternate Sources - 0 .21%
Array Technologies Inc
(d)
277,600 2,926
Engineering & Construction - 2 .09%
Dycom Industries Inc
(d)
172,400 14,532
MYR Group Inc
(d)
97,000 9,121
Tutor Perini Corp
(d)
413,206 4,917
$ 28,570
Entertainment - 2 .62%
Caesars Entertainment Inc
(d)
146,600 11,162
Golden Entertainment Inc
(d)
293,800 13,215
Vail Resorts Inc 41,100 11,389
$ 35,766
Food - 0 .76%
Performance Food Group Co
(d)
246,518 10,401
Gas - 0 .76%
Southwest Gas Holdings Inc 151,890 10,356
Hand & Machine Tools - 1 .11%
Regal Rexnord Corp 95,448 15,127

Schedule of Investments
SmallCap Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .50%
Adaptive Biotechnologies Corp
(d)
147,100 $ 2,565
Castle Biosciences Inc
(d)
112,000 4,844
Natera Inc
(d)
196,200 13,862
Nevro Corp
(d)
114,300 7,510
STAAR Surgical Co
(d)
74,000 5,381
$ 34,162
Healthcare - Services - 3 .84%
Accolade Inc
(d)
102,800 1,964
Addus HomeCare Corp
(d)
122,400 9,771
Amedisys Inc
(d)
104,900 14,172
Aveanna Healthcare Holdings Inc
(d)
596,400 3,274
LifeStance Health Group Inc
(d),(e)
592,700 4,522
Syneos Health Inc
(d)
171,000 15,486
Teladoc Health Inc
(d)
42,600 3,268
$ 52,457
Holding Companies - Diversified - 0 .93%
Cazoo Group Ltd - Warrants
(d)
95,725 72
Gores Metropoulos II Inc - PIPE
(d)
1,322,645 12,591
$ 12,663
Home Builders - 1 .36%
Taylor Morrison Home Corp
(d)
605,900 18,595
Home Furnishings - 0 .17%
Purple Innovation Inc
(d)
278,014 2,313
Insurance - 1 .74%
CNO Financial Group Inc 309,900 7,729
Hanover Insurance Group Inc/The 100,700 13,892
Reinsurance Group of America Inc 19,000 2,182
$ 23,803
Internet - 1 .41%
Eventbrite Inc
(d)
476,200 6,824
Lulu's Fashion Lounge Holdings Inc
(d),(e)
392,900 3,795
Revolve Group Inc
(d)
173,900 8,577
$ 19,196
Iron & Steel - 0 .76%
Cleveland-Cliffs Inc
(d)
607,400 10,411
Leisure Products & Services - 1 .15%
Life Time Group Holdings Inc
(d),(e)
760,700 11,426
Lindblad Expeditions Holdings Inc
(d)
257,800 4,349
$ 15,775
Lodging - 0 .01%
Sonder Holdings Inc
(d),(e),(f)
7,900 75
Machinery - Diversified - 1 .15%
Chart Industries Inc
(d)
66,900 8,153
Zurn Water Solutions Corp 248,400 7,586
$ 15,739
Media - 0 .54%
World Wrestling Entertainment Inc 148,700 7,426
Metal Fabrication & Hardware - 0 .25%
Xometry Inc
(d),(e)
65,920 3,401
Mining - 0 .94%
Alcoa Corp 184,190 10,446
Piedmont Lithium Inc
(d),(e)
50,400 2,438
$ 12,884
Miscellaneous Manufacturers - 0 .68%
Hillenbrand Inc 198,800 9,240
Office Furnishings - 0 .41%
HNI Corp 132,600 5,561
Oil & Gas - 2 .26%
PDC Energy Inc 296,200 17,556
Pioneer Natural Resources Co 61,110 13,376
$ 30,932
Oil & Gas Services - 0 .94%
Bristow Group Inc
(d)
11,100 365
ChampionX Corp 557,700 12,492
$ 12,857
Packaging & Containers - 0 .45%
Graphic Packaging Holding Co 326,800 6,180
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 1 .10%
Collegium Pharmaceutical Inc
(d)
318,400 $ 5,683
Dexcom Inc
(d)
14,500 6,242
PMV Pharmaceuticals Inc
(d)
189,600 3,045
$ 14,970
REITs - 6 .64%
Agree Realty Corp 246,100 16,090
Cousins Properties Inc 401,201 15,470
First Industrial Realty Trust Inc 316,440 19,233
Ladder Capital Corp 552,100 6,564
Pebblebrook Hotel Trust 675,136 14,617
Rexford Industrial Realty Inc 256,300 18,754
$ 90,728
Retail - 5 .87%
BJ's Wholesale Club Holdings Inc
(d)
211,351 12,992
Bloomin' Brands Inc 338,100 6,873
Brinker International Inc
(d)
68,800 2,285
Caleres Inc 634,100 15,206
Cazoo Group Ltd
(d),(e)
382,900 1,815
Petco Health & Wellness Co Inc
(d),(e)
352,973 6,618
Portillo's Inc
(d),(e)
252,100 6,693
Rush Enterprises Inc - Class A 209,600 11,071
Sally Beauty Holdings Inc
(d)
517,300 8,882
Vroom Inc
(d),(e)
268,300 2,152
World Fuel Services Corp 198,300 5,594
$ 80,181
Savings & Loans - 1 .87%
Provident Financial Services Inc 296,800 7,174
Sterling Bancorp/DE 700,800 18,424
$ 25,598
Semiconductors - 3 .04%
Allegro MicroSystems Inc
(d)
487,800 13,844
Entegris Inc 110,440 13,235
SiTime Corp
(d)
62,200 14,498
$ 41,577
Software - 7 .86%
Aspen Technology Inc
(d)
59,800 8,979
AvidXchange Holdings Inc
(d),(e)
142,800 1,479
Bentley Systems Inc 72,200 2,900
BigCommerce Holdings Inc
(d)
53,000 1,733
Clear Secure Inc
(d),(e)
86,863 2,145
Concentrix Corp 87,500 17,587
DigitalOcean Holdings Inc
(d)
187,100 10,728
DoubleVerify Holdings Inc
(d)
117,247 3,243
Doximity Inc
(d)
80,500 3,668
Duck Creek Technologies Inc
(d)
48,300 1,234
Enfusion Inc
(d),(e)
159,600 2,204
Freshworks Inc
(d)
76,000 1,653
Jamf Holding Corp
(d)
150,000 4,959
Manhattan Associates Inc
(d)
109,300 14,632
Paymentus Holdings Inc
(d),(e)
198,600 5,219
Privia Health Group Inc
(d)
312,200 6,644
SentinelOne Inc
(d)
66,300 2,967
Signify Health Inc
(d),(e)
173,500 2,313
Sophia Genetics SA
(d),(e)
179,200 2,097
Sprout Social Inc
(d)
159,400 10,975
$ 107,359
Telecommunications - 0 .58%
Credo Technology Group Holding Ltd
(d)
363,395 4,404
Switch Inc 136,000 3,486
$ 7,890
Transportation - 1 .29%
Atlas Air Worldwide Holdings Inc
(d)
82,400 6,619
Hub Group Inc
(d)
145,300 11,002
$ 17,621
TOTAL COMMON STOCKS $ 1,328,423
Total Investments $ 1,409,127
Other Assets and Liabilities -  (3.12)% (42,616)
TOTAL NET ASSETS - 100.00% $ 1,366,511

Schedule of Investments
SmallCap Fund
January 31, 2022 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $42,968 or 3.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $44,576 or 3.26% of net assets.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .51%
Consumer, Non-cyclical 19 .18%
Consumer, Cyclical 15 .10%
Industrial 14 .23%
Technology 13 .18%
Money Market Funds 5 .91%
Basic Materials 3 .45%
Energy 3 .41%
Utilities 2 .69%
Communications 2 .53%
Diversified 0 .93%
Other Assets and Liabilities
( 3 .12 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 72,953 $ 242,448 $ 240,535 $ 74,866
$ 72,953 $ 242,448 $ 240,535 $ 74,866
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Sonder Holdings Inc 01/19/2022 $ 78 $ 75 0.01%
Total $ 75 0.01%
Amounts in thousands.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .57 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .18%
iShares Russell 2000 Growth ETF
(a)
18,200 $ 4,618
Money Market Funds - 4 .39%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
5,971,335 $ 5,971
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
111,326,004 111,326
$ 117,297
TOTAL INVESTMENT COMPANIES $ 121,915
COMMON STOCKS - 96 .53 % Shares Held Value (000's)
Advertising - 0 .00%
Clear Channel Outdoor Holdings Inc
(e)
4,999 15
National CineMedia Inc 799 2
Quotient Technology Inc
(e)
14,439 103
Stagwell Inc
(e)
914 7
$ 127
Aerospace & Defense - 0 .28%
Aerojet Rocketdyne Holdings Inc 9,538 368
AeroVironment Inc
(e)
3,599 205
Kratos Defense & Security Solutions Inc
(e)
414,844 6,953
$ 7,526
Agriculture - 0 .17%
22nd Century Group Inc
(a),(e)
25,770 56
Andersons Inc/The 2,031 77
AppHarvest Inc
(a),(e)
11,332 34
Cadiz Inc
(e)
204 1
Greenlane Holdings Inc
(e)
2,827 2
Limoneira Co 697 10
Turning Point Brands Inc 2,332 82
Vector Group Ltd 3,226 36
Vital Farms Inc
(e)
262,038 4,332
$ 4,630
Airlines - 0 .16%
Allegiant Travel Co
(e)
2,457 439
Frontier Group Holdings Inc
(e)
5,542 73
Sun Country Airlines Holdings Inc
(e)
140,640 3,738
$ 4,250
Apparel - 0 .10%
Crocs Inc
(e)
9,329 957
Kontoor Brands Inc 8,302 409
Oxford Industries Inc 199 17
PLBY Group Inc
(e)
4,610 73
Rocky Brands Inc 57 3
Steven Madden Ltd 12,913 531
Superior Group of Cos Inc 403 8
Torrid Holdings Inc
(e)
545 5
Urban Outfitters Inc
(e)
7,729 222
Wolverine World Wide Inc 13,016 345
$ 2,570
Automobile Manufacturers - 0 .22%
Arcimoto Inc
(a),(e)
4,581 28
Blue Bird Corp
(e)
1,199 19
Canoo Inc
(a),(e)
7,748 48
Fisker Inc
(a),(e)
454,663 5,369
Hyliion Holdings Corp
(a),(e)
3,497 16
Lordstown Motors Corp
(a),(e)
2,617 8
Nikola Corp
(a),(e)
36,540 293
REV Group Inc 618 8
Wabash National Corp 576 11
Workhorse Group Inc
(a),(e)
1,729 6
XL Fleet Corp
(e)
862 2
$ 5,808
Automobile Parts & Equipment - 0 .94%
Adient PLC
(e)
1,935 81
American Axle & Manufacturing Holdings Inc
(e)
8,934 73
Commercial Vehicle Group Inc
(e)
1,898 15
Dana Inc 12,494 271
Dorman Products Inc
(e)
4,225 396
Douglas Dynamics Inc 3,614 132
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Fox Factory Holding Corp
(e)
113,686 $ 15,128
Gentherm Inc
(e)
5,324 465
Meritor Inc
(e)
9,266 214
Miller Industries Inc/TN 88 3
Modine Manufacturing Co
(e)
880 8
Romeo Power Inc
(a),(e)
16,114 38
Shyft Group Inc/The 5,540 232
Tenneco Inc
(e)
10,041 105
Titan International Inc
(e)
1,292 13
Velodyne Lidar Inc
(a),(e)
12,094 47
Visteon Corp
(e)
75,019 7,615
XPEL Inc
(e)
2,874 179
$ 25,015
Banks - 3 .31%
Blue Foundry Bancorp
(e)
288 4
Bridgewater Bancshares Inc
(e)
691 12
Cadence Bank 4,876 152
Coastal Financial Corp/WA
(e)
1,036 50
CrossFirst Bankshares Inc
(e)
3,644 56
Customers Bancorp Inc
(e)
104,228 6,076
Eastern Bankshares Inc 457,883 9,748
FB Financial Corp 443 20
First Financial Bankshares Inc 326,273 15,331
Five Star Bancorp 752 23
Glacier Bancorp Inc 2,095 109
Kearny Financial Corp/MD 3,215 42
Lakeland Financial Corp 257 21
Live Oak Bancshares Inc 289,862 17,062
Luther Burbank Corp 204 3
Meta Financial Group Inc 1,458 87
Metrocity Bankshares Inc 729 19
Metropolitan Bank Holding Corp
(e)
106 11
Origin Bancorp Inc 601 26
Prosperity Bancshares Inc 336,085 24,618
RBB Bancorp 264 7
ServisFirst Bancshares Inc 6,658 565
Silvergate Capital Corp
(e)
45,858 4,941
Southern First Bancshares Inc
(e)
384 22
SouthState Corp 46,066 3,888
Stock Yards Bancorp Inc 694 41
Texas Capital Bancshares Inc
(e)
3,060 192
Third Coast Bancshares Inc
(e)
42 1
Triumph Bancorp Inc
(e)
59,379 5,195
Veritex Holdings Inc 1,072 43
Walker & Dunlop Inc 480 64
West BanCorp Inc 446 13
$ 88,442
Beverages - 0 .10%
Celsius Holdings Inc
(e)
8,631 412
Coca-Cola Consolidated Inc 754 432
Duckhorn Portfolio Inc/The
(e)
3,840 76
MGP Ingredients Inc 1,900 144
National Beverage Corp 3,759 168
NewAge Inc
(e)
12,126 9
Vita Coco Co Inc/The
(a),(e)
1,258 14
Zevia PBC
(a),(e)
166,013 1,328
$ 2,583
Biotechnology - 8 .56%
4D Molecular Therapeutics Inc
(e)
491 8
9 Meters Biopharma Inc
(e)
35,876 27
Abcam PLC ADR
(e)
312,097 5,590
Absci Corp
(a),(e)
1,253 8
ACADIA Pharmaceuticals Inc
(e)
206,424 4,643
Acumen Pharmaceuticals Inc
(e)
923 5
Adagio Therapeutics Inc
(a),(e)
2,001 14
ADC Therapeutics SA
(e)
180,003 2,860
Aerovate Therapeutics Inc
(e)
910 11
Affimed NV
(e)
18,577 76
Agenus Inc
(e)
35,075 97

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Akero Therapeutics Inc
(e)
3,087 $ 54
Akoya Biosciences Inc
(e)
2,147 24
Alaunos Therapeutics Inc
(e)
33,495 36
Albireo Pharma Inc
(e)
2,114 60
Alder Biopharmaceuticals Inc
(a),(e),(f)
9,847 1
Aldeyra Therapeutics Inc
(e)
7,719 28
Aligos Therapeutics Inc
(e)
3,431 11
Allakos Inc
(e)
5,678 38
Allogene Therapeutics Inc
(e)
4,386 50
Allovir Inc
(e)
4,720 39
Alpha Teknova Inc
(e)
629 10
Alpine Immune Sciences Inc
(e)
1,859 16
ALX Oncology Holdings Inc
(e)
2,838 45
Amicus Therapeutics Inc
(e)
42,083 396
Anavex Life Sciences Corp
(e)
10,735 140
Angion Biomedica Corp
(e)
3,579 10
ANI Pharmaceuticals Inc
(e)
26,333 1,064
Annexon Inc
(e)
292,427 2,193
Apellis Pharmaceuticals Inc
(e)
11,438 461
Applied Molecular Transport Inc
(e)
4,004 38
Applied Therapeutics Inc
(e)
2,206 7
Arbutus Biopharma Corp
(e)
1,144 3
Arcutis Biotherapeutics Inc
(e)
409 6
Ardelyx Inc
(e)
11,720 10
Arena Pharmaceuticals Inc
(e)
38,556 3,546
Arrowhead Pharmaceuticals Inc
(e)
169,941 8,966
Ascendis Pharma A/S ADR
(e)
96,255 11,708
Atara Biotherapeutics Inc
(e)
1,167 18
Atea Pharmaceuticals Inc
(e)
876 6
Athersys Inc
(a),(e)
27,658 27
Atossa Therapeutics Inc
(e)
1,417 2
Aura Biosciences Inc
(e)
508 9
Avalo Therapeutics Inc
(e)
9,355 9
Avid Bioservices Inc
(e)
9,103 172
Avidity Biosciences Inc
(e)
1,056 18
Axsome Therapeutics Inc
(e)
4,446 122
Beam Therapeutics Inc
(e)
8,192 567
Berkeley Lights Inc
(a),(e)
7,769 75
BioAtla Inc
(e)
2,525 24
BioCryst Pharmaceuticals Inc
(a),(e)
2,891 45
Biodesix Inc
(e)
1,848 7
Biohaven Pharmaceutical Holding Co Ltd
(e)
224,603 29,844
Biomea Fusion Inc
(a),(e)
3,469 25
Blueprint Medicines Corp
(e)
262,658 20,250
Bridgebio Pharma Inc
(e)
11,392 112
Brooklyn ImmunoTherapeutics Inc
(e)
4,214 11
C4 Therapeutics Inc
(e)
6,182 151
Caribou Biosciences Inc
(a),(e)
1,888 20
Cassava Sciences Inc
(a),(e)
6,122 271
Celldex Therapeutics Inc
(e)
5,784 179
CEL-SCI Corp
(a),(e)
5,152 31
Century Therapeutics Inc
(e)
1,121 15
Cerevel Therapeutics Holdings Inc
(e)
6,511 170
Certara Inc
(e)
398,821 10,660
ChemoCentryx Inc
(e)
577 16
ChromaDex Corp
(e)
7,446 21
Clene Inc
(a),(e)
2,310 6
Codex DNA Inc
(e)
746 6
Codiak Biosciences Inc
(e)
2,503 17
Cogent Biosciences Inc
(a),(e)
1,580 12
Cortexyme Inc
(a),(e)
3,246 20
Crinetics Pharmaceuticals Inc
(e)
6,334 120
Cue Biopharma Inc
(e)
4,981 37
Cullinan Oncology Inc
(e)
277 4
Curis Inc
(e)
504,390 1,610
Cyteir Therapeutics Inc
(a),(e)
805 5
Cytek Biosciences Inc
(e)
2,135 31
CytomX Therapeutics Inc
(e)
8,782 40
Day One Biopharmaceuticals Inc
(a),(e)
1,047 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Deciphera Pharmaceuticals Inc
(e)
5,514 $ 46
Denali Therapeutics Inc
(e)
14,559 498
Design Therapeutics Inc
(e)
2,476 31
DICE Therapeutics Inc
(e)
1,296 22
Dynavax Technologies Corp
(e)
17,253 224
Edgewise Therapeutics Inc
(e)
6,190 84
Editas Medicine Inc
(e)
10,944 208
Eliem Therapeutics Inc
(a),(e)
680 6
Entrada Therapeutics Inc
(a),(e)
908 10
Epizyme Inc
(e)
14,633 18
Erasca Inc
(a),(e)
205,178 2,431
Esperion Therapeutics Inc
(e)
4,394 19
Evelo Biosciences Inc
(a),(e)
4,833 23
Evolus Inc
(e)
5,394 40
Exagen Inc
(e)
565 6
Fate Therapeutics Inc
(e)
64,460 2,676
FibroGen Inc
(e)
12,595 190
Finch Therapeutics Group Inc
(e)
153 1
Forte Biosciences Inc
(e)
1,881 3
Gemini Therapeutics Inc
(e)
560 1
Generation Bio Co
(e)
6,679 43
Global Blood Therapeutics Inc
(e)
9,912 286
Gossamer Bio Inc
(e)
484,853 4,650
Graphite Bio Inc
(e)
1,541 14
Greenwich Lifesciences Inc
(e)
629 12
GT Biopharma Inc
(e)
2,919 9
Halozyme Therapeutics Inc
(e)
22,156 767
Harvard Bioscience Inc
(e)
5,465 32
Humanigen Inc
(e)
7,805 20
Icosavax Inc
(e)
1,269 19
IGM Biosciences Inc
(e)
1,314 23
Ikena Oncology Inc
(a),(e)
369 4
Imago Biosciences Inc
(a),(e)
158,281 3,201
ImmunityBio Inc
(a),(e)
1,129 7
ImmunoGen Inc
(e)
17,156 97
Immunovant Inc
(e)
4,046 28
Impel Neuropharma Inc
(a),(e)
615 5
Infinity Pharmaceuticals Inc
(e)
12,567 16
Inhibrx Inc
(e)
4,467 119
Innoviva Inc
(e)
776 12
Insmed Inc
(e)
275,881 6,257
Instil Bio Inc
(e)
274,021 3,182
Intercept Pharmaceuticals Inc
(a),(e)
3,998 66
Intra-Cellular Therapies Inc
(e)
12,634 600
IsoPlexis Corp
(e)
835 5
iTeos Therapeutics Inc
(e)
124,968 4,576
IVERIC bio Inc
(e)
3,699 52
Janux Therapeutics Inc
(a),(e)
1,257 19
Kaleido Biosciences Inc
(a),(e)
2,759 5
Karuna Therapeutics Inc
(e)
66,559 7,392
Karyopharm Therapeutics Inc
(e)
11,454 102
KemPharm Inc
(e)
2,305 17
Keros Therapeutics Inc
(e)
2,498 116
Kiniksa Pharmaceuticals Ltd
(e)
2,083 23
Kinnate Biopharma Inc
(e)
229 3
Kodiak Sciences Inc
(e)
5,360 315
Kronos Bio Inc
(e)
702 6
Krystal Biotech Inc
(e)
1,030 61
Kymera Therapeutics Inc
(e)
5,498 231
Legend Biotech Corp ADR
(e)
114,503 4,882
Lexicon Pharmaceuticals Inc
(e)
4,502 14
LianBio ADR
(e)
190,319 742
Ligand Pharmaceuticals Inc
(e)
291 36
Lucid Diagnostics Inc
(e)
579 2
MacroGenics Inc
(e)
8,840 109
Magenta Therapeutics Inc
(e)
4,149 14
MaxCyte Inc
(e)
8,938 58
MEI Pharma Inc
(e)
17,347 33
MeiraGTx Holdings plc
(e)
320 5

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Mersana Therapeutics Inc
(e)
8,093 $ 39
Mind Medicine MindMed Inc
(a),(e)
55,665 62
MiNK Therapeutics Inc
(e)
131 —
Molecular Templates Inc
(e)
5,880 18
Monte Rosa Therapeutics Inc
(a),(e)
1,098 14
NeoGenomics Inc
(e)
750,625 16,919
NGM Biopharmaceuticals Inc
(e)
442 7
Nurix Therapeutics Inc
(e)
4,566 85
Nuvalent Inc
(a),(e)
1,019 14
Nuvation Bio Inc
(e)
21,418 131
Olema Pharmaceuticals Inc
(e)
1,903 12
Omega Therapeutics Inc
(a),(e)
712 8
Omeros Corp
(a),(e)
9,649 58
Oncocyte Corp
(e)
6,895 12
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
6,104 47
Oyster Point Pharma Inc
(a),(e)
125 2
Phathom Pharmaceuticals Inc
(e)
3,242 54
Pliant Therapeutics Inc
(e)
3,514 41
Portage Biotech Inc
(a),(e)
96 1
Praxis Precision Medicines Inc
(e)
217,319 3,230
Precigen Inc
(e)
13,149 34
Precision BioSciences Inc
(e)
8,087 39
Prelude Therapeutics Inc
(a),(e)
1,726 17
Prothena Corp PLC
(e)
4,447 152
PTC Therapeutics Inc
(e)
11,114 447
Puma Biotechnology Inc
(e)
5,338 13
Pyxis Oncology Inc
(e)
990 9
Radius Health Inc
(e)
7,608 58
Rain Therapeutics Inc
(e)
1,708 15
Rallybio Corp
(e)
693 8
RAPT Therapeutics Inc
(e)
3,409 74
Recursion Pharmaceuticals Inc
(a),(e)
319,219 3,780
REGENXBIO Inc
(e)
3,297 87
Relay Therapeutics Inc
(a),(e)
200,277 4,432
Replimune Group Inc
(e)
291,521 5,781
REVOLUTION Medicines Inc
(e)
1,338 29
Rigel Pharmaceuticals Inc
(e)
27,341 70
Rocket Pharmaceuticals Inc
(e)
6,598 110
Rubius Therapeutics Inc
(e)
7,350 50
Sana Biotechnology Inc
(e)
13,070 114
Sangamo Therapeutics Inc
(e)
17,026 103
Scholar Rock Holding Corp
(e)
3,797 68
Seelos Therapeutics Inc
(e)
16,007 18
Seer Inc
(e)
2,564 40
Selecta Biosciences Inc
(e)
1,296 3
Sesen Bio Inc
(e)
32,341 24
Shattuck Labs Inc
(e)
3,474 24
Sigilon Therapeutics Inc
(e)
250 —
Singular Genomics Systems Inc
(e)
1,137 9
Sorrento Therapeutics Inc
(a),(e)
43,215 149
SpringWorks Therapeutics Inc
(e)
4,672 260
Stoke Therapeutics Inc
(e)
3,038 58
Sutro Biopharma Inc
(e)
502 5
Syndax Pharmaceuticals Inc
(e)
1,753 29
Talaris Therapeutics Inc
(e)
2,288 22
Tarsus Pharmaceuticals Inc
(e)
1,050 21
Taysha Gene Therapies Inc
(e)
3,002 24
Tenaya Therapeutics Inc
(a),(e)
1,322 16
Terns Pharmaceuticals Inc
(e)
1,426 9
TG Therapeutics Inc
(e)
20,728 240
Theravance Biopharma Inc
(e)
8,796 80
Theseus Pharmaceuticals Inc
(a),(e)
1,071 10
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
TransMedics Group Inc
(e)
67,621 1,073
Travere Therapeutics Inc
(e)
631 17
Turning Point Therapeutics Inc
(e)
108,963 4,056
Twist Bioscience Corp
(e)
7,556 449
Tyra Biosciences Inc
(a),(e)
1,132 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Ultragenyx Pharmaceutical Inc
(e)
121,510 $ 8,498
United Therapeutics Corp
(e)
49,014 9,894
UroGen Pharma Ltd
(e)
2,264 17
Vaxart Inc
(a),(e)
17,802 88
VBI Vaccines Inc
(e)
26,729 45
Ventyx Biosciences Inc
(a),(e)
973 16
Vera Therapeutics Inc
(e)
922 18
Verastem Inc
(e)
27,436 42
Vericel Corp
(a),(e)
7,439 265
Veru Inc
(e)
7,379 38
Verve Therapeutics Inc
(a),(e)
1,471 42
Vincerx Pharma Inc
(e)
2,629 19
Vir Biotechnology Inc
(e)
188,090 6,457
Viracta Therapeutics Inc
(e)
1,118 3
VistaGen Therapeutics Inc
(e)
25,990 42
Vor BioPharma Inc
(a),(e)
379 3
WaVe Life Sciences Ltd
(e)
7,079 16
Werewolf Therapeutics Inc
(e)
2,835 26
Xencor Inc
(e)
9,047 311
Xilio Therapeutics Inc
(e)
691 9
XOMA Corp
(a),(e)
79 2
Y-mAbs Therapeutics Inc
(e)
222,558 2,201
Zentalis Pharmaceuticals Inc
(e)
100,485 5,736
$ 228,606
Building Materials - 2 .21%
AAON Inc 6,713 431
AZEK Co Inc/The
(e)
713,579 23,569
Boise Cascade Co 1,353 95
Cornerstone Building Brands Inc
(e)
8,763 129
Forterra Inc
(e)
4,658 109
Gibraltar Industries Inc
(e)
1,507 83
Hayward Holdings Inc
(e)
720,447 14,186
JELD-WEN Holding Inc
(e)
5,827 138
Masonite International Corp
(e)
3,814 379
Patrick Industries Inc 3,637 234
PGT Innovations Inc
(e)
4,373 83
Simpson Manufacturing Co Inc 132,554 14,951
SPX Corp
(e)
5,840 305
Trex Co Inc
(e)
39,307 3,595
UFP Industries Inc 8,714 696
$ 58,983
Chemicals - 1 .64%
American Vanguard Corp 1,117 17
Amyris Inc
(a),(e)
3,108 14
Balchem Corp 5,162 758
Cabot Corp 8,982 494
Codexis Inc
(e)
9,632 197
Danimer Scientific Inc
(a),(e)
14,493 73
Element Solutions Inc 443,390 9,950
Ferro Corp
(e)
10,927 238
Hawkins Inc 2,034 76
HB Fuller Co 210,704 15,122
Ingevity Corp
(e)
6,361 419
Innospec Inc 1,218 113
Kronos Worldwide Inc 549 8
Marrone Bio Innovations Inc
(e)
16,224 12
Orion Engineered Carbons SA 9,698 166
Quaker Chemical Corp 70,012 14,645
Rogers Corp
(e)
2,634 719
Sensient Technologies Corp 3,502 297
Stepan Co 324 36
Trinseo PLC 6,230 333
Zymergen Inc
(e)
2,514 13
$ 43,700
Coal - 0 .00%
Arch Resources Inc 484 46
Warrior Met Coal Inc 823 21
$ 67

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 6 .67%
2U Inc
(e)
9,848 $ 159
AirSculpt Technologies Inc
(e)
699 10
Alarm.com Holdings Inc
(e)
7,569 564
Alta Equipment Group Inc
(e)
586 8
AMN Healthcare Services Inc
(e)
7,547 765
Arlo Technologies Inc
(e)
13,515 117
ASGN Inc
(e)
7,283 837
Bright Horizons Family Solutions Inc
(e)
165,116 21,203
Brink's Co/The 7,695 537
Carriage Services Inc 468 24
Cass Information Systems Inc 347 14
Cimpress PLC
(e)
2,814 189
CorVel Corp
(e)
1,413 249
CRA International Inc 979 83
Cross Country Healthcare Inc
(e)
727 16
Custom Truck One Source Inc
(a),(e)
2,414 20
Driven Brands Holdings Inc
(e)
470,267 13,285
European Wax Center Inc
(e)
986 24
EVERTEC Inc 9,694 423
Evo Payments Inc
(e)
825,282 19,906
First Advantage Corp
(e)
290,450 4,914
Forrester Research Inc
(e)
1,807 99
Franklin Covey Co
(e)
2,031 95
FTI Consulting Inc
(e)
108,460 15,815
Green Dot Corp
(e)
857 27
Hackett Group Inc/The 3,628 69
HealthEquity Inc
(e)
227,124 12,138
Heidrick & Struggles International Inc 1,330 58
Herc Holdings Inc 103,370 16,585
HireQuest Inc 670 12
Huron Consulting Group Inc
(e)
359 16
Insperity Inc 120,577 12,965
Kforce Inc 3,245 223
LiveRamp Holdings Inc
(e)
129,358 5,776
Marathon Digital Holdings Inc
(a),(e)
915 21
Medifast Inc 1,842 366
Monro Inc 3,272 163
Multiplan Corp
(e)
9,448 38
National Research Corp 2,238 93
Paya Holdings Inc
(e)
13,709 90
Priority Technology Holdings Inc
(e)
1,629 10
PROG Holdings Inc
(e)
1,647 66
Progyny Inc
(e)
78,454 3,178
R1 RCM Inc
(e)
19,014 452
Remitly Global Inc
(a),(e)
1,652 20
Rent the Runway Inc
(a),(e)
1,726 10
Rent-A-Center Inc/TX 9,856 415
Repay Holdings Corp
(e)
6,100 109
Riot Blockchain Inc
(a),(e)
112,726 1,797
Shift4 Payments Inc
(e)
211,590 11,155
ShotSpotter Inc
(e)
1,353 36
SP Plus Corp
(e)
3,703 104
Stride Inc
(e)
350 12
Terminix Global Holdings Inc
(e)
357,319 15,415
Textainer Group Holdings Ltd 1,033 38
Transcat Inc
(e)
1,134 108
TriNet Group Inc
(e)
99,420 8,471
Viad Corp
(e)
3,249 122
Vivint Smart Home Inc
(e)
3,880 28
WEX Inc
(e)
53,333 8,586
Willdan Group Inc
(e)
1,417 45
WW International Inc
(e)
2,568 32
$ 178,205
Computers - 3 .66%
3D Systems Corp
(e)
18,123 324
Cantaloupe Inc
(e)
9,326 78
Corsair Gaming Inc
(a),(e)
4,379 86
Desktop Metal Inc
(e)
19,449 80
Diebold Nixdorf Inc
(e)
11,517 108
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
ExlService Holdings Inc
(e)
5,258 $ 634
Genpact Ltd 684,893 34,073
Grid Dynamics Holdings Inc
(e)
7,277 194
iCAD Inc
(e)
3,520 20
Insight Enterprises Inc
(e)
1,928 182
Integral Ad Science Holding Corp
(e)
1,274 21
KBR Inc 19,803 859
Maximus Inc 9,818 759
Mitek Systems Inc
(e)
6,868 112
OneSpan Inc
(e)
5,636 91
PAE Inc
(e)
11,043 111
PAR Technology Corp
(e)
4,051 152
Ping Identity Holding Corp
(e)
179,909 3,560
PlayAGS Inc
(e)
4,436 35
Qualys Inc
(e)
5,457 699
Rapid7 Inc
(e)
277,051 26,689
Rekor Systems Inc
(e)
3,528 16
Rimini Street Inc
(e)
7,154 37
Sterling Check Corp
(e)
1,175 23
Super Micro Computer Inc
(e)
184,315 7,468
Telos Corp
(e)
6,389 75
Tenable Holdings Inc
(e)
14,776 759
TTEC Holdings Inc 2,960 237
Unisys Corp
(e)
8,269 151
Varonis Systems Inc
(e)
530,825 19,779
Vocera Communications Inc
(e)
5,520 436
Vuzix Corp
(a),(e)
9,392 61
$ 97,909
Consumer Products - 0 .05%
Central Garden & Pet Co
(e)
591 27
Central Garden & Pet Co - A Shares
(e)
2,487 108
Helen of Troy Ltd
(e)
3,859 808
WD-40 Co 2,189 486
$ 1,429
Cosmetics & Personal Care - 0 .03%
Beauty Health Co/The
(e)
12,609 179
elf Beauty Inc
(e)
7,711 228
Honest Co Inc/The
(e)
9,665 63
Inter Parfums Inc 2,863 283
Revlon Inc
(a),(e)
57 1
$ 754
Distribution & Wholesale - 2 .54%
Avient Corp 187,656 9,339
EVI Industries Inc
(e)
889 20
Global Industrial Co 1,569 55
H&E Equipment Services Inc 76,592 3,188
IAA Inc
(e)
467,063 21,452
Leslie's Inc
(e)
700,234 14,586
Resideo Technologies Inc
(e)
2,696 67
SiteOne Landscape Supply Inc
(e)
105,223 18,953
WESCO International Inc
(e)
1,263 154
$ 67,814
Diversified Financial Services - 2 .40%
Artisan Partners Asset Management Inc 9,369 405
Atlanticus Holdings Corp
(e)
788 51
Blucora Inc
(e)
2,859 46
Brightsphere Investment Group Inc 9,282 200
Cohen & Steers Inc 3,983 333
Columbia Financial Inc
(e)
2,291 48
Curo Group Holdings Corp 3,277 47
Flywire Corp
(e)
8,477 239
Focus Financial Partners Inc
(e)
9,535 480
GAMCO Investors Inc 726 16
GCM Grosvenor Inc 6,350 58
Greenhill & Co Inc 2,228 37
Hamilton Lane Inc 5,582 505
Hannon Armstrong Sustainable Infrastructure
Capital Inc
38,548 1,599
Houlihan Lokey Inc 220,974 23,486

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
I3 Verticals Inc
(e)
3,422 $ 79
International Money Express Inc
(e)
5,205 83
LendingTree Inc
(e)
1,862 227
Moelis & Co 205,280 11,593
PJT Partners Inc 3,195 221
Pzena Investment Management Inc 2,678 27
Regional Management Corp 477 24
StepStone Group Inc 314,822 11,022
Stifel Financial Corp 170,516 12,772
StoneX Group Inc
(e)
216 14
Stronghold Digital Mining Inc
(e)
930 8
Virtus Investment Partners Inc 1,169 306
WisdomTree Investments Inc 16,189 91
$ 64,017
Electric - 0 .08%
Ameresco Inc
(e)
39,407 1,994
Clearway Energy Inc - Class A 1,397 43
Clearway Energy Inc - Class C 3,296 111
FTC Solar Inc
(e)
2,956 13
Via Renewables Inc 1,751 20
$ 2,181
Electrical Components & Equipment - 1 .48%
Blink Charging Co
(a),(e)
5,843 122
Energizer Holdings Inc 10,894 410
EnerSys 751 56
Insteel Industries Inc 255 10
Littelfuse Inc 87,503 23,623
nLight Inc
(e)
6,984 145
Novanta Inc
(e)
110,428 15,250
$ 39,616
Electronics - 0 .66%
Advanced Energy Industries Inc 6,040 521
Akoustis Technologies Inc
(a),(e)
7,820 47
Allied Motion Technologies Inc 1,741 62
Atkore Inc
(e)
7,381 796
Badger Meter Inc 4,676 473
Cadre Holdings Inc 388 8
FARO Technologies Inc
(e)
69,518 3,776
Fluidigm Corp
(e)
1,031 3
GoPro Inc
(e)
20,602 183
Identiv Inc
(e)
3,214 62
II-VI Inc
(e)
40,693 2,580
Itron Inc
(e)
5,945 369
Kimball Electronics Inc
(e)
217 4
Kopin Corp
(e)
12,341 36
Luna Innovations Inc
(e)
4,851 35
MicroVision Inc
(a),(e)
26,301 90
Napco Security Technologies Inc
(e)
4,640 96
NVE Corp 725 45
OSI Systems Inc
(e)
273 23
Plexus Corp
(e)
3,965 307
Stoneridge Inc
(e)
638 12
Turtle Beach Corp
(e)
1,984 40
Vicor Corp
(e)
3,378 319
Vishay Intertechnology Inc 2,932 61
Woodward Inc 71,061 7,836
$ 17,784
Energy - Alternate Sources - 0 .03%
Advent Technologies Holdings Inc
(a),(e)
1,929 8
Array Technologies Inc
(e)
4,783 50
Beam Global
(a),(e)
1,205 16
Eos Energy Enterprises Inc
(a),(e)
7,120 30
FuelCell Energy Inc
(e)
45,619 193
Stem Inc
(e)
18,247 224
Sunnova Energy International Inc
(e)
2,017 40
SunPower Corp
(e)
10,177 171
TPI Composites Inc
(e)
5,800 70
$ 802
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0 .93%
908 Devices Inc
(e)
79,714 $ 1,261
Aris Water Solution Inc 196,168 2,270
Atlas Technical Consultants Inc
(e)
405 4
Comfort Systems USA Inc 5,708 512
Construction Partners Inc
(e)
4,658 122
Dycom Industries Inc
(e)
3,842 324
EMCOR Group Inc 855 102
Exponent Inc 8,314 790
IES Holdings Inc
(e)
1,385 68
Infrastructure and Energy Alternatives Inc
(e)
1,728 16
Iteris Inc
(e)
6,975 28
Latham Group Inc
(e)
5,107 85
MYR Group Inc
(e)
1,978 186
NV5 Global Inc
(e)
67,236 7,032
Sterling Construction Co Inc
(e)
880 22
TopBuild Corp
(e)
45,818 10,659
WillScot Mobile Mini Holdings Corp
(e)
33,848 1,254
$ 24,735
Entertainment - 1 .89%
Accel Entertainment Inc
(e)
9,014 114
Bally's Corp
(e)
5,225 187
Chicken Soup For The Soul Entertainment Inc
(a),(e)
318 3
Churchill Downs Inc 128,073 26,934
Cinemark Holdings Inc
(a),(e)
179,842 2,715
Esports Technologies Inc
(a),(e)
1,803 22
Everi Holdings Inc
(e)
461,285 9,119
GAN Ltd
(e)
628 4
Golden Entertainment Inc
(e)
2,748 124
Golden Nugget Online Gaming Inc
(e)
6,384 51
IMAX Corp
(e)
773 13
International Game Technology PLC 16,002 429
Liberty Media Corp-Liberty Braves - A Shares
(e)
1,598 45
Liberty Media Corp-Liberty Braves - C Shares
(e)
5,848 158
Monarch Casino & Resort Inc
(e)
1,717 106
NEOGAMES SA
(e)
1,654 39
RCI Hospitality Holdings Inc 1,338 94
Red Rock Resorts Inc 9,534 425
Rush Street Interactive Inc
(e)
8,413 85
Scientific Games Corp
(e)
15,392 888
SeaWorld Entertainment Inc
(e)
152,384 9,079
$ 50,634
Environmental Control - 2 .08%
Casella Waste Systems Inc
(e)
7,254 551
Energy Recovery Inc
(e)
6,655 130
Evoqua Water Technologies Corp
(e)
18,522 750
Harsco Corp
(e)
5,261 83
Heritage-Crystal Clean Inc
(e)
967 28
Montrose Environmental Group Inc
(e)
132,136 6,048
Pure Cycle Corp
(e)
2,729 35
PureCycle Technologies Inc
(e)
8,543 51
Sharps Compliance Corp
(e)
2,969 20
Tetra Tech Inc 159,751 22,235
US Ecology Inc
(e)
554 16
Waste Connections Inc 205,524 25,629
$ 55,576
Food - 1 .24%
AquaBounty Technologies Inc
(a),(e)
2,638 5
BellRing Brands Inc
(e)
4,194 102
Calavo Growers Inc 2,740 113
Chefs' Warehouse Inc/The
(e)
323,926 9,666
J & J Snack Foods Corp 2,362 358
John B Sanfilippo & Son Inc 943 75
Krispy Kreme Inc
(a)
2,498 37
Laird Superfood Inc
(e)
679 5
Lancaster Colony Corp 2,670 424
Mission Produce Inc
(e)
633 9
Nathan's Famous Inc 335 18
Performance Food Group Co
(e)
22,123 933

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Sanderson Farms Inc 2,787 $ 513
Simply Good Foods Co/The
(e)
576,833 20,322
Sprouts Farmers Market Inc
(e)
8,053 219
Tattooed Chef Inc
(a),(e)
7,560 96
United Natural Foods Inc
(e)
561 22
Utz Brands Inc 9,447 152
$ 33,069
Food Service - 0 .00%
Healthcare Services Group Inc 6,299 114
Sovos Brands Inc
(e)
1,762 26
$ 140
Hand & Machine Tools - 0 .35%
Franklin Electric Co Inc 7,423 644
Luxfer Holdings PLC 1,897 33
MSA Safety Inc 63,757 8,760
$ 9,437
Healthcare - Products - 5 .13%
Accelerate Diagnostics Inc
(a),(e)
5,249 17
Accuray Inc
(e)
14,425 53
Acutus Medical Inc
(e)
3,143 7
Alphatec Holdings Inc
(e)
10,410 108
Apria Inc
(e)
1,513 57
Apyx Medical Corp
(e)
4,964 57
Artivion Inc
(e)
5,360 95
Asensus Surgical Inc
(a),(e)
10,647 9
Aspira Women's Health Inc
(e)
11,535 14
AtriCure Inc
(e)
335,460 22,020
Atrion Corp 224 136
Avita Medical Inc
(e)
3,887 38
Axogen Inc
(e)
6,200 54
Axonics Inc
(e)
7,334 348
BioLife Solutions Inc
(e)
1,662 50
Bionano Genomics Inc
(a),(e)
46,686 104
Bioventus Inc
(e)
3,254 42
Bruker Corp 143,538 9,560
Butterfly Network Inc
(a),(e)
19,983 116
Cardiovascular Systems Inc
(e)
6,385 112
CareDx Inc
(e)
8,095 338
Castle Biosciences Inc
(e)
3,134 136
Celcuity Inc
(e)
1,576 18
Cerus Corp
(e)
26,918 144
ClearPoint Neuro Inc
(e)
2,997 26
CONMED Corp 4,649 640
Cue Health Inc
(a),(e)
1,358 12
Cutera Inc
(e)
2,814 102
CVRx Inc
(e)
107,471 892
CytoSorbents Corp
(e)
6,558 24
DermTech Inc
(a),(e)
3,885 50
Eargo Inc
(a),(e)
4,822 23
Establishment Labs Holdings Inc
(e)
215,529 11,281
Glaukos Corp
(e)
7,302 389
Haemonetics Corp
(e)
5,516 267
Hanger Inc
(e)
6,004 109
Inari Medical Inc
(e)
254,653 18,732
InfuSystem Holdings Inc
(e)
2,898 44
Inogen Inc
(e)
3,178 94
Inspire Medical Systems Inc
(e)
4,306 953
Integer Holdings Corp
(e)
61,168 4,796
Intersect ENT Inc
(e)
5,327 146
iRadimed Corp
(e)
1,014 40
iRhythm Technologies Inc
(e)
4,723 590
Lantheus Holdings Inc
(e)
1,559 40
LeMaitre Vascular Inc 3,023 128
LivaNova PLC
(e)
6,889 517
Meridian Bioscience Inc
(e)
764 16
Merit Medical Systems Inc
(e)
144,697 8,023
MiMedx Group Inc
(e)
11,800 59
NanoString Technologies Inc
(e)
6,678 232
Natera Inc
(e)
60,234 4,256
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Neogen Corp
(e)
16,177 $ 590
NeuroPace Inc
(e)
1,135 9
Nevro Corp
(e)
76,133 5,002
NuVasive Inc
(e)
8,291 431
Omnicell Inc
(e)
7,006 1,052
Ortho Clinical Diagnostics Holdings PLC
(e)
19,274 335
OrthoPediatrics Corp
(e)
136,334 6,448
Pacific Biosciences of California Inc
(e)
14,222 159
Paragon 28 Inc
(e)
1,185 18
Patterson Cos Inc 3,483 100
PAVmed Inc
(e)
11,665 20
PROCEPT BioRobotics Corp
(e)
943 17
Pulmonx Corp
(e)
4,177 102
Pulse Biosciences Inc
(e)
2,258 27
Quanterix Corp
(e)
4,938 150
Quotient Ltd
(e)
12,789 21
Rapid Micro Biosystems Inc
(a),(e)
770 5
Repligen Corp
(e)
49,002 9,719
Retractable Technologies Inc
(a),(e)
2,763 15
RxSight Inc
(a),(e)
1,055 11
SeaSpine Holdings Corp
(e)
221,674 2,656
Sera Prognostics Inc
(a),(e)
584 4
Shockwave Medical Inc
(e)
5,402 783
SI-BONE Inc
(e)
419,703 8,268
Sientra Inc
(e)
7,984 22
Silk Road Medical Inc
(e)
190,561 6,252
STAAR Surgical Co
(e)
7,606 553
Stereotaxis Inc
(e)
7,833 43
Surmodics Inc
(e)
2,165 99
Tactile Systems Technology Inc
(e)
3,069 48
Treace Medical Concepts Inc
(e)
430,298 7,805
Utah Medical Products Inc 67 6
Varex Imaging Corp
(e)
815 21
ViewRay Inc
(e)
22,151 96
Zynex Inc
(a)
3,412 27
$ 137,028
Healthcare - Services - 2 .64%
Accolade Inc
(e)
339,732 6,489
Addus HomeCare Corp
(e)
1,051 84
Agiliti Inc
(e)
3,783 72
agilon health Inc
(e)
473,270 7,847
Aveanna Healthcare Holdings Inc
(e)
6,314 35
Catalent Inc
(e)
142,268 14,786
Charles River Laboratories International Inc
(e)
71,937 23,722
Community Health Systems Inc
(e)
17,301 219
DocGo Inc
(a),(e)
159,337 1,128
Encompass Health Corp 156,598 9,715
Ensign Group Inc/The 8,411 634
Fulgent Genetics Inc
(e)
406 26
Innovage Holding Corp
(a),(e)
2,919 15
Inotiv Inc
(e)
2,365 76
Invitae Corp
(e)
8,242 93
Joint Corp/The
(e)
2,212 119
LHC Group Inc
(e)
4,889 607
LifeStance Health Group Inc
(a),(e)
4,584 35
MEDNAX Inc
(e)
6,468 158
Medpace Holdings Inc
(e)
4,641 824
ModivCare Inc
(e)
660 76
Neuronetics Inc
(e)
3,516 13
Oak Street Health Inc
(e)
62,619 1,088
Ontrak Inc
(e)
1,392 5
Pennant Group Inc/The
(e)
4,102 68
Personalis Inc
(e)
406 5
RadNet Inc
(e)
7,271 187
Select Medical Holdings Corp 17,683 411
SOC Telemed Inc
(e)
7,917 6
Surgery Partners Inc
(e)
5,438 232
Tenet Healthcare Corp
(e)
2,024 150
Thorne HealthTech Inc
(a),(e)
254,600 1,370

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Tivity Health Inc
(e)
4,149 $ 105
US Physical Therapy Inc 2,047 198
Vapotherm Inc
(e)
3,642 59
Viemed Healthcare Inc
(e)
814 4
$ 70,661
Home Builders - 0 .66%
Cavco Industries Inc
(e)
1,045 282
Century Communities Inc 3,105 204
Forestar Group Inc
(e)
702 14
Green Brick Partners Inc
(e)
1,396 33
Installed Building Products Inc 3,799 421
KB Home 2,303 97
LCI Industries 3,969 489
LGI Homes Inc
(e)
3,458 431
MDC Holdings Inc 2,490 126
Meritage Homes Corp
(e)
351 36
Skyline Champion Corp
(e)
222,299 14,969
Taylor Morrison Home Corp
(e)
2,299 71
Tri Pointe Homes Inc
(e)
1,375 33
Winnebago Industries Inc 5,178 334
$ 17,540
Home Furnishings - 0 .82%
Arhaus Inc
(e)
232,717 2,067
Aterian Inc
(e)
4,219 14
Hamilton Beach Brands Holding Co 533 7
Hooker Furnishings Corp 114 2
iRobot Corp
(e)
3,902 256
Lovesac Co/The
(e)
171,999 9,262
Purple Innovation Inc
(e)
9,217 77
Sleep Number Corp
(e)
137,454 9,828
Snap One Holdings Corp
(e)
1,069 20
Sonos Inc
(e)
19,244 485
Traeger Inc
(a),(e)
1,140 12
Weber Inc
(a)
861 9
$ 22,039
Insurance - 1 .63%
BRP Group Inc
(e)
295,751 9,026
eHealth Inc
(e)
1,157 25
Goosehead Insurance Inc 448 44
Heritage Insurance Holdings Inc 489 3
Investors Title Co 34 7
James River Group Holdings Ltd 890 25
Kinsale Capital Group Inc 3,443 690
NMI Holdings Inc
(e)
833 21
Palomar Holdings Inc
(e)
124,287 6,557
RLI Corp 5,926 621
Ryan Specialty Group Holdings Inc
(e)
328,384 12,285
Selectquote Inc
(e)
21,450 158
Trupanion Inc
(e)
146,763 13,979
$ 43,441
Internet - 3 .44%
1-800-Flowers.com Inc
(e)
4,266 73
1stdibs.com Inc
(e)
870 9
aka Brands Holding Corp
(e)
1,021 7
Anaplan Inc
(e)
165,525 7,992
Angi Inc
(e)
1,214,714 10,422
Bright Health Group Inc
(e)
6,034 17
Cargurus Inc
(e)
15,279 487
CarParts.com Inc
(e)
7,825 72
Cars.com Inc
(e)
1,445 23
ChannelAdvisor Corp
(e)
3,348 71
Cogent Communications Holdings Inc 277,033 17,622
Couchbase Inc
(a),(e)
218,346 5,115
Digital Media Solutions Inc
(e)
242 1
Eventbrite Inc
(e)
12,191 175
EverQuote Inc
(e)
3,166 52
Figs Inc
(a),(e)
362,467 8,148
fuboTV Inc
(e)
21,653 233
Groupon Inc
(e)
3,233 99
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
HyreCar Inc
(e)
2,588 $ 9
Liquidity Services Inc
(e)
4,244 81
LiveOne Inc
(e)
10,062 9
Lulu's Fashion Lounge Holdings Inc
(e)
622 6
Magnite Inc
(e)
20,782 282
MakeMyTrip Ltd
(e)
415,915 11,101
MediaAlpha Inc
(e)
140,211 2,082
Mimecast Ltd
(e)
130,476 10,400
Open Lending Corp
(e)
16,687 317
Overstock.com Inc
(e)
6,881 330
Perficient Inc
(e)
101,674 10,657
Q2 Holdings Inc
(e)
55,303 3,608
QuinStreet Inc
(e)
8,065 130
RealReal Inc/The
(e)
12,772 121
Revolve Group Inc
(e)
3,615 178
Shutterstock Inc 3,746 363
Solo Brands Inc
(a),(e)
1,066 12
Stitch Fix Inc
(e)
13,033 214
TechTarget Inc
(e)
4,182 347
Tucows Inc
(a),(e)
1,560 123
Upwork Inc
(e)
18,883 514
Yelp Inc
(e)
10,618 367
$ 91,869
Investment Companies - 0 .09%
Altus Midstream Co 43 3
Trinity Capital Inc 133,810 2,323
$ 2,326
Iron & Steel - 0 .01%
Allegheny Technologies Inc
(e)
12,415 227
Schnitzer Steel Industries Inc 344 14
$ 241
Leisure Products & Services - 1 .85%
Acushnet Holdings Corp 1,641 77
Camping World Holdings Inc 6,682 222
Clarus Corp 399,114 8,992
Drive Shack Inc
(e)
6,015 9
Escalade Inc 392 6
F45 Training Holdings Inc
(a),(e)
1,893 24
Johnson Outdoors Inc 522 47
Liberty TripAdvisor Holdings Inc
(e)
8,945 20
Life Time Group Holdings Inc
(a),(e)
533,181 8,008
Lindblad Expeditions Holdings Inc
(e)
275,856 4,653
Malibu Boats Inc
(e)
3,317 218
Marine Products Corp 1,302 16
MasterCraft Boat Holdings Inc
(e)
2,995 76
Nautilus Inc
(e)
1,184 6
OneSpaWorld Holdings Ltd
(e)
4,166 43
OneWater Marine Inc 1,639 85
Planet Fitness Inc
(e)
243,887 21,618
Xponential Fitness Inc
(e)
817 14
YETI Holdings Inc
(e)
80,892 5,305
$ 49,439
Lodging - 1 .07%
Century Casinos Inc
(e)
4,336 43
Choice Hotels International Inc 81,491 11,686
Full House Resorts Inc
(e)
5,208 46
Hilton Grand Vacations Inc
(e)
345,695 16,891
Target Hospitality Corp
(e)
2,513 8
$ 28,674
Machinery - Construction & Mining - 0 .07%
Babcock & Wilcox Enterprises Inc
(e)
153,188 1,088
Bloom Energy Corp
(e)
22,765 343
Terex Corp 10,952 457
$ 1,888
Machinery - Diversified - 3 .37%
AgEagle Aerial Systems Inc
(e)
6,694 8
Alamo Group Inc 1,406 198
Albany International Corp 987 83

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Altra Industrial Motion Corp 107,930 $ 5,211
Applied Industrial Technologies Inc 6,149 603
Cactus Inc 364,975 17,687
Chart Industries Inc
(e)
157,991 19,254
CIRCOR International Inc
(e)
2,946 82
CSW Industrials Inc 2,378 264
Eastman Kodak Co
(a),(e)
6,736 26
Gorman-Rupp Co/The 665 27
GrafTech International Ltd 28,400 298
Hydrofarm Holdings Group Inc
(e)
6,229 122
Ichor Holdings Ltd
(e)
2,947 125
IDEX Corp 21,366 4,603
Kadant Inc 1,845 386
Kornit Digital Ltd
(e)
83,843 8,809
Lindsay Corp 1,577 199
Middleby Corp/The
(e)
64,800 12,001
Mueller Water Products Inc - Class A 1,643 21
Ranpak Holdings Corp
(e)
361,835 9,718
SPX FLOW Inc 548 47
Tennant Co 2,957 228
Watts Water Technologies Inc 2,463 377
Welbilt Inc
(e)
20,924 497
Zurn Water Solutions Corp 298,145 9,105
$ 89,979
Media - 0 .03%
AMC Networks Inc
(e)
2,374 101
CuriosityStream Inc
(e)
766 3
Houghton Mifflin Harcourt Co
(e)
19,107 344
iHeartMedia Inc
(e)
8,173 165
Sinclair Broadcast Group Inc 1,131 31
Thryv Holdings Inc
(e)
1,014 33
Value Line Inc 146 9
WideOpenWest Inc
(e)
5,243 98
$ 784
Metal Fabrication & Hardware - 0 .28%
Helios Technologies Inc 5,177 396
Lawson Products Inc/DE
(e)
763 37
Mueller Industries Inc 3,481 180
Omega Flex Inc 499 71
Proto Labs Inc
(e)
716 36
RBC Bearings Inc
(e)
637 115
Ryerson Holding Corp 1,662 34
Tredegar Corp 3,394 40
Valmont Industries Inc 29,585 6,427
Xometry Inc
(e)
1,009 52
$ 7,388
Mining - 0 .08%
Century Aluminum Co
(e)
481 7
Coeur Mining Inc
(e)
27,932 131
Compass Minerals International Inc 5,474 292
Energy Fuels Inc/Canada
(e)
21,283 131
Gatos Silver Inc
(e)
6,237 20
Hecla Mining Co 25,100 125
Kaiser Aluminum Corp 314 30
Livent Corp
(e)
25,932 597
MP Materials Corp
(e)
12,140 485
Novagold Resources Inc
(e)
37,963 251
Perpetua Resources Corp
(e)
5,198 19
PolyMet Mining Corp
(e)
1,688 4
United States Lime & Minerals Inc 18 2
Uranium Energy Corp
(e)
41,007 107
Ur-Energy Inc
(e)
26,878 32
$ 2,233
Miscellaneous Manufacturers - 1 .90%
AMMO Inc
(a),(e)
13,985 65
Axon Enterprise Inc
(e)
77,566 10,854
Byrna Technologies Inc
(e)
3,000 33
Chase Corp 312 30
Enerpac Tool Group Corp 9,671 173
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
ESCO Technologies Inc 337 $ 27
Fabrinet
(e)
5,090 576
Federal Signal Corp 9,644 376
Hillenbrand Inc 6,412 298
ITT Inc 126,940 11,668
John Bean Technologies Corp 173,079 23,365
Materion Corp 1,270 105
Meta Materials Inc
(a),(e)
32,410 54
Myers Industries Inc 2,688 48
Sight Sciences Inc
(a),(e)
183,718 2,688
Smith & Wesson Brands Inc 7,672 131
Sturm Ruger & Co Inc 2,555 172
$ 50,663
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 28,148 173
Office Furnishings - 0 .00%
HNI Corp 706 30
Interface Inc 2,064 27
$ 57
Oil & Gas - 1 .04%
Antero Resources Corp
(e)
5,542 108
Callon Petroleum Co
(e)
6,589 326
Centennial Resource Development Inc/DE
(e)
3,744 29
Chesapeake Energy Corp 992 68
Civitas Resources Inc 1,045 57
Crescent Energy Inc
(a),(e)
4,701 62
Denbury Inc
(e)
8,076 607
Earthstone Energy Inc
(e)
689 9
Falcon Minerals Corp 5,132 26
Kosmos Energy Ltd
(e)
71,811 311
Laredo Petroleum Inc
(e)
550 37
Magnolia Oil & Gas Corp 235,050 5,084
Matador Resources Co 437,268 19,576
Oasis Petroleum Inc 2,703 366
Ovintiv Inc 2,338 91
Par Pacific Holdings Inc
(e)
6,101 86
Riley Exploration Permian Inc 99 3
Southwestern Energy Co
(e)
162,649 716
Talos Energy Inc
(e)
909 10
Tellurian Inc
(e)
59,315 149
$ 27,721
Oil & Gas Services - 0 .23%
ChampionX Corp 257,398 5,765
DMC Global Inc
(e)
2,975 120
Expro Group Holdings NV
(e)
1,056 17
Liberty Oilfield Services Inc
(e)
5,025 61
NexTier Oilfield Solutions Inc
(e)
2,965 18
Solaris Oilfield Infrastructure Inc 1,254 10
TETRA Technologies Inc
(e)
15,057 44
$ 6,035
Packaging & Containers - 0 .01%
Greif Inc - Class A 591 35
Greif Inc - Class B 143 8
Karat Packaging Inc
(e)
733 12
O-I Glass Inc
(e)
25,288 337
UFP Technologies Inc
(e)
103 7
$ 399
Pharmaceuticals - 2 .17%
Aclaris Therapeutics Inc
(e)
8,162 89
AdaptHealth Corp
(e)
141,444 2,673
Aduro Biotech
(e)
1,565 —
Aerie Pharmaceuticals Inc
(e)
6,735 50
Akebia Therapeutics Inc
(e)
11,886 24
Alector Inc
(e)
9,347 148
Alkermes PLC
(e)
275,135 7,016
Amneal Pharmaceuticals Inc
(e)
15,858 70
Amphastar Pharmaceuticals Inc
(e)
1,783 41
Ampio Pharmaceuticals Inc
(e)
32,177 17

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Antares Pharma Inc
(e)
26,714 $ 90
Artana Therapeutics
(e),(f)
6,221 —
Arvinas Inc
(e)
78,738 5,629
Athenex Inc
(e)
7,991 8
Beyondspring Inc
(a),(e)
3,746 12
BioDelivery Sciences International Inc
(e)
14,811 54
Bioxcel Therapeutics Inc
(a),(e)
112,087 1,895
Chimerix Inc
(e)
8,326 48
Clovis Oncology Inc
(a),(e)
18,048 37
Coherus Biosciences Inc
(e)
359,053 4,438
Collegium Pharmaceutical Inc
(e)
152,797 2,728
Corcept Therapeutics Inc
(a),(e)
15,316 287
CorMedix Inc
(e)
570 2
Cytokinetics Inc
(e)
11,774 391
Dova Pharmaceuticals Inc
(e),(f)
1,117 —
Durect Corp
(e)
36,193 27
Eagle Pharmaceuticals Inc/DE
(e)
856 39
Enanta Pharmaceuticals Inc
(e)
311 18
Foghorn Therapeutics Inc
(e)
496 8
Fortress Biotech Inc
(e)
11,756 25
G1 Therapeutics Inc
(a),(e)
3,677 37
Harmony Biosciences Holdings Inc
(e)
3,676 132
Harpoon Therapeutics Inc
(e)
2,909 15
Heron Therapeutics Inc
(e)
14,784 129
Heska Corp
(e)
1,567 216
Hookipa Pharma Inc
(e)
1,696 3
Ideaya Biosciences Inc
(e)
1,281 21
Immuneering Corp
(a),(e)
786 8
Intellia Therapeutics Inc
(e)
105,295 9,958
Ironwood Pharmaceuticals Inc
(e)
23,491 262
Kala Pharmaceuticals Inc
(e)
4,868 4
KalVista Pharmaceuticals Inc
(e)
3,583 45
Landos Biopharma Inc
(e)
935 3
Lyell Immunopharma Inc
(e)
2,239 13
Madrigal Pharmaceuticals Inc
(e)
1,886 109
MannKind Corp
(e)
1,428,486 5,328
Marinus Pharmaceuticals Inc
(e)
5,877 60
Mirum Pharmaceuticals Inc
(e)
276 5
Morphic Holding Inc
(e)
3,371 143
Neoleukin Therapeutics Inc
(e)
1,215 4
Neurocrine Biosciences Inc
(e)
125,590 9,924
NexImmune Inc
(e)
1,950 6
Ocugen Inc
(a),(e)
29,549 105
Ocular Therapeutix Inc
(e)
332,613 1,882
Oramed Pharmaceuticals Inc
(e)
4,850 43
ORIC Pharmaceuticals Inc
(e)
658 7
Outlook Therapeutics Inc
(e)
14,756 21
Owens & Minor Inc 9,590 404
Pacira BioSciences Inc
(e)
7,069 444
Paratek Pharmaceuticals Inc
(a),(e)
7,837 32
PetIQ Inc
(e)
4,307 88
Phibro Animal Health Corp 3,271 63
PMV Pharmaceuticals Inc
(e)
4,198 67
Prometheus Biosciences Inc
(a),(e)
617 22
Protagonist Therapeutics Inc
(e)
7,158 210
Reata Pharmaceuticals Inc
(e)
47,509 1,336
Relmada Therapeutics Inc
(e)
2,514 46
Reneo Pharmaceuticals Inc
(e)
994 6
Revance Therapeutics Inc
(e)
11,233 150
Senseonics Holdings Inc
(a),(e)
69,165 185
Seres Therapeutics Inc
(e)
11,067 92
SIGA Technologies Inc
(e)
7,723 50
Spectrum Pharmaceuticals Inc
(e)
25,912 18
Spero Therapeutics Inc
(e)
3,612 43
Summit Therapeutics Inc
(e)
4,277 9
Syros Pharmaceuticals Inc
(e)
4,453 9
TherapeuticsMD Inc
(e)
61,246 19
Trevena Inc
(e)
7,809 4
USANA Health Sciences Inc
(e)
1,921 184
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Vaxcyte Inc
(e)
1,834 $ 35
Verrica Pharmaceuticals Inc
(a),(e)
2,095 17
$ 57,880
Private Equity - 0 .14%
P10 Inc
(e)
316,550 3,824
Real Estate - 0 .08%
Cushman & Wakefield PLC
(e)
22,206 466
Douglas Elliman Inc
(e)
1,564 12
eXp World Holdings Inc 10,044 273
Fathom Holdings Inc
(e)
984 14
Marcus & Millichap Inc 415 19
McGrath RentCorp 2,661 203
Newmark Group Inc 23,881 366
Rafael Holdings Inc
(e)
1,655 7
Redfin Corp
(e)
16,523 488
RMR Group Inc/The 230 7
St Joe Co/The 5,334 259
$ 2,114
REITs - 1 .30%
Alexander's Inc 345 91
American Finance Trust Inc 1,054 9
CatchMark Timber Trust Inc 5,495 45
Clipper Realty Inc 1,726 16
Community Healthcare Trust Inc 2,443 111
DigitalBridge Group Inc
(e)
911,966 6,657
EastGroup Properties Inc 108,329 21,656
Gladstone Commercial Corp 1,609 37
Gladstone Land Corp 2,965 90
Indus Realty Trust Inc 707 56
Innovative Industrial Properties Inc 1,985 393
Monmouth Real Estate Investment Corp 2,159 45
National Storage Affiliates Trust 13,003 800
NexPoint Residential Trust Inc 684 54
Outfront Media Inc 4,636 115
PennyMac Mortgage Investment Trust 3,076 55
Phillips Edison & Co Inc 363 11
PS Business Parks Inc 2,731 456
Ryman Hospitality Properties Inc
(e)
40,173 3,552
Safehold Inc 2,225 138
Saul Centers Inc 1,743 86
Tanger Factory Outlet Centers Inc 4,536 77
UMH Properties Inc 5,828 138
Universal Health Realty Income Trust 1,896 111
$ 34,799
Retail - 5 .86%
Abercrombie & Fitch Co
(e)
802 31
American Eagle Outfitters Inc 24,361 556
America's Car-Mart Inc/TX
(e)
817 78
Arko Corp
(e)
19,322 159
Asbury Automotive Group Inc
(e)
3,708 597
Aspen Aerogels Inc
(e)
3,529 105
Beacon Roofing Supply Inc
(e)
6,690 367
Bed Bath & Beyond Inc
(e)
1,817 30
BJ's Restaurants Inc
(e)
124,475 3,746
BJ's Wholesale Club Holdings Inc
(e)
16,388 1,007
Bloomin' Brands Inc 14,178 288
BlueLinx Holdings Inc
(e)
1,476 106
Boot Barn Holdings Inc
(e)
4,684 431
Brinker International Inc
(e)
7,271 242
Buckle Inc/The 4,505 170
Caleres Inc 5,898 141
Casey's General Stores Inc 96,650 18,152
Cheesecake Factory Inc/The
(e)
7,373 263
Chico's FAS Inc
(e)
4,003 19
Children's Place Inc/The
(e)
48,711 3,446
Chuy's Holdings Inc
(e)
95,474 2,407
Citi Trends Inc
(e)
1,364 66
Cracker Barrel Old Country Store Inc 3,798 453
Dave & Buster's Entertainment Inc
(e)
3,188 114

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Denny's Corp
(e)
7,541 $ 117
Designer Brands Inc
(e)
9,622 127
Dick's Sporting Goods Inc 25,382 2,929
Dine Brands Global Inc 2,609 177
Duluth Holdings Inc
(e)
1,888 29
First Watch Restaurant Group Inc
(a),(e)
145,649 2,190
FirstCash Holdings Inc 462 32
Five Below Inc
(e)
90,683 14,872
Floor & Decor Holdings Inc
(e)
102,220 11,113
Franchise Group Inc 622 31
Freshpet Inc
(e)
149,299 13,889
GrowGeneration Corp
(e)
8,861 75
Guess? Inc 837 19
Haverty Furniture Cos Inc 1,130 33
Hibbett Inc 1,967 121
Jack in the Box Inc 90,424 8,233
JOANN Inc
(a)
1,805 19
Kirkland's Inc
(e)
2,115 36
Kura Sushi USA Inc
(e)
643 30
Lithia Motors Inc 37,673 11,005
MarineMax Inc
(e)
1,750 82
MedAvail Holdings Inc
(e)
2,093 3
Murphy USA Inc 3,871 761
National Vision Holdings Inc
(e)
691,893 28,285
Noodles & Co
(e)
306,397 2,576
Nu Skin Enterprises Inc 3,548 171
ONE Group Hospitality Inc/The
(e)
3,272 41
OptimizeRx Corp
(e)
2,749 124
Papa John's International Inc 5,295 654
Party City Holdco Inc
(e)
17,689 84
Petco Health & Wellness Co Inc
(a),(e)
211,085 3,958
PetMed Express Inc
(a)
2,803 72
Portillo's Inc
(a),(e)
59,171 1,571
PriceSmart Inc 266 19
Red Robin Gourmet Burgers Inc
(e)
2,480 37
Regis Corp
(a),(e)
6,085 9
Ruth's Hospitality Group Inc 5,280 106
Sally Beauty Holdings Inc
(e)
18,039 310
Shake Shack Inc
(e)
5,991 396
Shift Technologies Inc
(a),(e)
1,858 4
Shoe Carnival Inc 2,580 88
Signet Jewelers Ltd 6,591 568
Sportsman's Warehouse Holdings Inc
(e)
6,967 76
Texas Roadhouse Inc 11,206 957
Tilly's Inc 137,784 1,816
Wingstop Inc 101,906 15,617
Winmark Corp 201 43
$ 156,479
Savings & Loans - 0 .63%
Axos Financial Inc
(e)
878 45
Hingham Institution For Savings The 12 5
Investors Bancorp Inc 13,182 215
OceanFirst Financial Corp 260,882 5,922
Pacific Premier Bancorp Inc 275,608 10,542
Waterstone Financial Inc 196 4
$ 16,733
Semiconductors - 7 .97%
Allegro MicroSystems Inc
(e)
360,387 10,228
Alpha & Omega Semiconductor Ltd
(e)
2,799 126
Ambarella Inc
(e)
130,427 18,280
Amkor Technology Inc 3,382 74
Atomera Inc
(a),(e)
3,234 46
Axcelis Technologies Inc
(e)
5,330 334
CEVA Inc
(e)
3,604 136
CMC Materials Inc 94,930 17,171
Cohu Inc
(e)
150,967 4,979
CTS Corp 1,137 38
Diodes Inc
(e)
92,002 8,537
EMCORE Corp
(e)
928 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Entegris Inc 128,018 $ 15,342
FormFactor Inc
(e)
133,688 5,713
Impinj Inc
(e)
3,038 241
Kulicke & Soffa Industries Inc 9,801 536
Lattice Semiconductor Corp
(e)
517,016 28,549
MACOM Technology Solutions Holdings Inc
(e)
428,616 26,236
MaxLinear Inc
(e)
11,357 682
Onto Innovation Inc
(e)
196,057 17,947
Ouster Inc
(e)
25,062 88
Power Integrations Inc 9,664 780
Semtech Corp
(e)
292,828 20,820
Silicon Laboratories Inc
(e)
96,607 15,959
SiTime Corp
(e)
2,550 594
SkyWater Technology Inc
(a),(e)
240,860 2,416
SMART Global Holdings Inc
(e)
2,805 161
Synaptics Inc
(e)
78,388 16,489
Ultra Clean Holdings Inc
(e)
7,105 358
$ 212,865
Software - 9 .64%
1Life Healthcare Inc
(e)
18,660 208
8x8 Inc
(e)
18,018 277
ACI Worldwide Inc
(e)
18,884 649
Agilysys Inc
(e)
3,034 115
Alignment Healthcare Inc
(e)
368,387 2,799
Alkami Technology Inc
(e)
4,250 65
Altair Engineering Inc
(e)
7,402 466
American Software Inc/GA 3,925 90
Amplitude Inc
(e)
135,804 5,338
Apollo Medical Holdings Inc
(e)
6,033 311
Appfolio Inc
(e)
3,049 351
Appian Corp
(e)
6,296 355
Arteris Inc
(e)
527 8
Asana Inc
(e)
10,477 550
Avaya Holdings Corp
(e)
13,209 241
Avid Technology Inc
(e)
5,785 181
AvidXchange Holdings Inc
(e)
3,406 35
Bandwidth Inc
(e)
3,696 231
Benefitfocus Inc
(e)
2,926 33
BigCommerce Holdings Inc
(e)
278,568 9,106
Blackbaud Inc
(e)
7,667 522
Blackline Inc
(e)
275,446 25,305
Bottomline Technologies DE Inc
(e)
1,250 70
Box Inc
(e)
22,341 584
Braze Inc
(e)
105,811 5,293
Brightcove Inc
(e)
6,509 61
BTRS Holdings Inc
(e)
10,513 67
Cardlytics Inc
(e)
5,179 348
Cerence Inc
(e)
6,057 385
CommVault Systems Inc
(e)
7,335 495
Consensus Cloud Solutions Inc
(e)
2,573 146
Convey Health Solutions Holdings Inc
(e)
1,306 10
CoreCard Corp
(e)
1,179 44
CS Disco Inc
(a),(e)
543 19
CSG Systems International Inc 2,434 138
Digimarc Corp
(a),(e)
2,039 65
Digital Turbine Inc
(e)
14,532 642
DigitalOcean Holdings Inc
(e)
145,150 8,323
Domo Inc
(e)
4,480 210
Donnelley Financial Solutions Inc
(e)
282 10
DoubleVerify Holdings Inc
(e)
44,074 1,219
Dynatrace Inc
(e)
204,940 11,243
eGain Corp
(e)
1,527 16
Enfusion Inc
(e)
325,304 4,493
EngageSmart Inc
(e)
1,950 43
Envestnet Inc
(e)
101,424 7,499
EverCommerce Inc
(e)
2,058 25
Evolent Health Inc
(e)
2,564 61
Forian Inc
(e)
2,767 23
GreenBox POS
(a),(e)
2,925 11

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Health Catalyst Inc
(e)
389,542 $ 11,628
HireRight Holdings Corp
(e)
245,769 3,343
IBEX Holdings Ltd
(e)
854 12
Inseego Corp
(a),(e)
2,877 13
Instructure Holdings Inc
(e)
367 8
Intapp Inc
(a),(e)
1,247 25
Jamf Holding Corp
(e)
74,040 2,448
JFrog Ltd
(e)
8,468 226
Kaltura Inc
(e)
1,480 5
LivePerson Inc
(e)
10,531 315
Manhattan Associates Inc
(e)
100,255 13,421
ManTech International Corp/VA 151,308 10,930
MeridianLink Inc
(e)
1,566 30
MicroStrategy Inc
(e)
1,357 499
Model N Inc
(e)
211,226 5,842
Momentive Global Inc
(e)
20,770 356
NantHealth Inc
(e)
2,547 2
ON24 Inc
(e)
2,849 47
Outbrain Inc
(e)
615 8
Outset Medical Inc
(e)
331,273 12,320
PagerDuty Inc
(e)
13,137 434
Phreesia Inc
(e)
170,476 5,317
Porch Group Inc
(e)
12,341 130
PowerSchool Holdings Inc
(e)
1,583 26
Privia Health Group Inc
(e)
2,583 55
Progress Software Corp 7,038 320
PROS Holdings Inc
(e)
269,779 7,475
Rackspace Technology Inc
(e)
6,295 79
Sailpoint Technologies Holdings Inc
(e)
189,996 7,351
Sapiens International Corp NV 4,950 158
Schrodinger Inc/United States
(e)
7,251 206
Simulations Plus Inc
(a)
2,448 104
Smartsheet Inc
(e)
143,406 8,923
Society Pass Inc
(e)
412 2
Sprout Social Inc
(e)
7,241 499
SPS Commerce Inc
(e)
5,776 715
Sumo Logic Inc
(e)
407,339 4,851
Tabula Rasa HealthCare Inc
(e)
3,597 39
Udemy Inc
(a),(e)
436 7
Upland Software Inc
(e)
4,624 91
Veritone Inc
(e)
4,545 72
Verra Mobility Corp
(e)
23,032 365
Viant Technology Inc
(e)
1,854 15
Weave Communications Inc
(e)
605 6
Workiva Inc
(e)
224,887 26,600
Yext Inc
(e)
18,039 146
Ziff Davis Inc
(e)
6,958 731
Zuora Inc
(e)
715,572 11,900
Zynga Inc
(e)
3,381,332 30,669
$ 257,543
Telecommunications - 1 .24%
A10 Networks Inc 8,012 119
ADTRAN Inc 491 9
Anterix Inc
(e)
559 29
CalAmp Corp
(e)
5,683 34
Calix Inc
(e)
7,313 368
Cambium Networks Corp
(e)
1,731 42
Casa Systems Inc
(e)
4,993 22
Clearfield Inc
(e)
1,825 118
Credo Technology Group Holding Ltd
(e)
84,979 1,030
DZS Inc
(e)
1,164 17
Extreme Networks Inc
(e)
20,326 258
Globalstar Inc
(e)
84,936 91
Gogo Inc
(a),(e)
671 8
Harmonic Inc
(e)
2,683 29
IDT Corp - Class B
(e)
2,413 91
Infinera Corp
(e)
1,210,220 10,190
InterDigital Inc 1,986 137
Iridium Communications Inc
(e)
14,273 512
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Ooma Inc
(e)
2,014 $ 36
Plantronics Inc
(e)
2,816 75
Shenandoah Telecommunications Co 2,611 59
Switch Inc 494,290 12,669
Telesat Corp
(e)
2,046 46
Viavi Solutions Inc
(e)
380,523 6,263
Vonage Holdings Corp
(e)
38,686 806
$ 33,058
Toys, Games & Hobbies - 0 .00%
Funko Inc
(e)
4,301 74
Transportation - 1 .34%
CryoPort Inc
(e)
6,492 271
Daseke Inc
(e)
6,427 72
Dorian LPG Ltd 822 10
Forward Air Corp 86,023 9,144
Knight-Swift Transportation Holdings Inc 141,625 8,013
PAM Transportation Services Inc
(e)
101 7
Saia Inc
(e)
63,898 18,165
Universal Logistics Holdings Inc 974 16
Werner Enterprises Inc 1,183 53
Yellow Corp
(e)
481 5
$ 35,756
Trucking & Leasing - 0 .00%
Willis Lease Finance Corp
(e)
46 2
Water - 0 .02%
American States Water Co 3,072 284
Global Water Resources Inc 2,066 32
Middlesex Water Co 1,030 104
York Water Co/The 1,281 58
$ 478
TOTAL COMMON STOCKS $ 2,578,592
Total Investments $ 2,700,507
Other Assets and Liabilities -  (1.10)% (29,299)
TOTAL NET ASSETS - 100.00% $ 2,671,208
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $46,026 or 1.72% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $44,461 or 1.66% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 26 .76%
Technology 21 .28%
Consumer, Cyclical 16 .11%
Industrial 14 .96%
Financial 9 .58%
Communications 4 .71%
Money Market Funds 4 .39%
Basic Materials 1 .73%
Energy 1 .30%
Investment Companies 0 .18%
Utilities 0 .10%
Other Assets and Liabilities
( 1 .10 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 156,078 $ 478,372 $ 523,124 $ 111,326
$ 156,078 $ 478,372 $ 523,124 $ 111,326
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2022 Long 51 $ 5,162 $ 60
Total $ 60
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .38 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Core S&P Small-Cap ETF 14,044 $ 1,492
Money Market Funds - 2 .26%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,498,848 1,499
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
28,421,963 28,422
$ 29,921
TOTAL INVESTMENT COMPANIES $ 31,413
COMMON STOCKS - 97 .91 % Shares Held Value (000's)
Aerospace & Defense - 1 .26%
AAR Corp
(d)
43,377 $ 1,747
Aerojet Rocketdyne Holdings Inc 97,395 3,758
AeroVironment Inc
(d)
30,018 1,709
Barnes Group Inc 60,593 2,737
Kaman Corp 36,230 1,448
Moog Inc 38,085 2,904
National Presto Industries Inc 6,594 542
Park Aerospace Corp 25,283 342
Triumph Group Inc
(d)
84,053 1,531
$ 16,718
Agriculture - 0 .48%
Andersons Inc/The 40,272 1,534
Fresh Del Monte Produce Inc 43,296 1,205
Universal Corp/VA 32,011 1,742
Vector Group Ltd 170,245 1,892
$ 6,373
Airlines - 0 .54%
Allegiant Travel Co
(d)
19,766 3,532
Hawaiian Holdings Inc
(d)
66,623 1,139
SkyWest Inc
(d)
65,540 2,500
$ 7,171
Apparel - 0 .94%
Fossil Group Inc
(d)
61,732 685
Kontoor Brands Inc 61,888 3,050
Oxford Industries Inc 20,660 1,702
Steven Madden Ltd 99,532 4,095
Wolverine World Wide Inc 107,155 2,838
$ 12,370
Automobile Manufacturers - 0 .10%
Wabash National Corp 64,367 1,263
Automobile Parts & Equipment - 1 .17%
American Axle & Manufacturing Holdings Inc
(d)
148,384 1,208
Cooper-Standard Holdings Inc
(d)
22,103 455
Dorman Products Inc
(d)
37,026 3,467
Gentherm Inc
(d)
43,228 3,778
Meritor Inc
(d)
91,250 2,103
Methode Electronics Inc 49,657 2,186
Motorcar Parts of America Inc
(d)
24,984 413
Standard Motor Products Inc 24,900 1,192
Titan International Inc
(d)
66,543 649
$ 15,451
Banks - 10 .48%
Allegiance Bancshares Inc 24,501 1,079
Ameris Bancorp 86,060 4,244
BancFirst Corp 24,577 1,842
Bancorp Inc/The
(d)
74,127 2,210
BankUnited Inc 115,901 4,839
Banner Corp 44,560 2,768
Central Pacific Financial Corp 36,384 1,059
City Holding Co 19,669 1,578
Columbia Banking System Inc 101,130 3,516
Community Bank System Inc 70,159 5,011
Customers Bancorp Inc
(d)
38,792 2,262
CVB Financial Corp 165,725 3,651
Dime Community Bancshares Inc 43,156 1,509
Eagle Bancorp Inc 41,560 2,492
FB Financial Corp 46,551 2,072
First BanCorp/Puerto Rico 267,529 3,892
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Bancorp/Southern Pines NC 44,916 $ 1,972
First Commonwealth Financial Corp 123,500 2,045
First Financial Bancorp 121,962 3,075
First Hawaiian Inc 167,583 4,751
First Midwest Bancorp Inc/IL 148,513 3,085
Flagstar Bancorp Inc 68,771 3,112
Hanmi Financial Corp 39,560 1,063
Heritage Financial Corp/WA 45,751 1,110
Hilltop Holdings Inc 79,097 2,613
HomeStreet Inc 26,605 1,297
Hope Bancorp Inc 156,372 2,619
Independent Bank Corp 61,810 5,214
Independent Bank Group Inc 48,036 3,647
Lakeland Financial Corp 32,911 2,631
Meta Financial Group Inc 41,201 2,450
National Bank Holdings Corp 39,417 1,789
NBT Bancorp Inc 56,394 2,181
OFG Bancorp 64,848 1,794
Old National Bancorp/IN 215,710 3,954
Park National Corp 18,781 2,544
Preferred Bank/Los Angeles CA 17,835 1,392
Renasant Corp 72,524 2,667
S&T Bancorp Inc 51,190 1,577
Seacoast Banking Corp of Florida 75,907 2,771
ServisFirst Bancshares Inc 63,471 5,387
Simmons First National Corp 149,385 4,272
Southside Bancshares Inc 41,990 1,759
Tompkins Financial Corp 15,446 1,229
Triumph Bancorp Inc
(d)
30,723 2,688
TrustCo Bank Corp NY 25,002 847
Trustmark Corp 81,242 2,647
United Community Banks Inc/GA 135,962 4,812
Veritex Holdings Inc 64,129 2,575
Walker & Dunlop Inc 38,344 5,077
Westamerica BanCorp 34,950 2,030
$ 138,700
Beverages - 0 .64%
Celsius Holdings Inc
(d)
49,638 2,369
Coca-Cola Consolidated Inc 6,038 3,460
MGP Ingredients Inc 16,286 1,232
National Beverage Corp 30,350 1,356
$ 8,417
Biotechnology - 1 .99%
ANI Pharmaceuticals Inc
(d)
14,081 569
Avid Bioservices Inc
(d)
79,800 1,506
Cara Therapeutics Inc
(d)
54,942 636
Emergent BioSolutions Inc
(d)
62,289 2,915
Innoviva Inc
(d)
81,362 1,304
iTeos Therapeutics Inc
(d)
26,140 957
Ligand Pharmaceuticals Inc
(d)
21,740 2,709
Myriad Genetics Inc
(d)
103,884 2,731
Nektar Therapeutics
(d)
240,093 2,670
NeoGenomics Inc
(d)
160,172 3,610
Organogenesis Holdings Inc
(d)
82,002 631
REGENXBIO Inc
(d)
48,962 1,293
Vericel Corp
(d),(e)
60,902 2,167
Xencor Inc
(d)
76,080 2,615
$ 26,313
Building Materials - 2 .00%
AAON Inc 53,882 3,462
American Woodmark Corp
(d)
21,555 1,292
Apogee Enterprises Inc 32,960 1,471
Boise Cascade Co 51,167 3,593
Gibraltar Industries Inc
(d)
42,513 2,330
Griffon Corp 61,934 1,387
Patrick Industries Inc 29,235 1,883
PGT Innovations Inc
(d)
77,570 1,473
SPX Corp
(d)
59,078 3,083

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
UFP Industries Inc 80,511 $ 6,429
$ 26,403
Chemicals - 3 .12%
AdvanSix Inc 36,598 1,540
American Vanguard Corp 35,011 531
Balchem Corp 42,127 6,190
Ferro Corp
(d)
107,640 2,346
GCP Applied Technologies Inc
(d)
69,807 2,227
Hawkins Inc 24,444 912
HB Fuller Co 68,363 4,906
Innospec Inc 32,063 2,981
Koppers Holdings Inc
(d)
27,717 828
Kraton Corp
(d)
41,821 1,940
Quaker Chemical Corp 17,458 3,652
Rayonier Advanced Materials Inc
(d)
82,916 517
Rogers Corp
(d)
24,366 6,651
Stepan Co 27,703 3,052
Trinseo PLC 50,523 2,705
Unifi Inc
(d)
18,078 344
$ 41,322
Coal - 0 .26%
CONSOL Energy Inc
(d)
41,267 897
SunCoke Energy Inc 108,081 741
Warrior Met Coal Inc 66,881 1,752
$ 3,390
Commercial Services - 4 .01%
Aaron's Co Inc/The 40,958 867
ABM Industries Inc 87,475 3,647
Adtalem Global Education Inc
(d)
64,741 1,905
Alarm.com Holdings Inc
(d)
59,914 4,468
American Public Education Inc
(d)
24,339 521
AMN Healthcare Services Inc
(d)
61,501 6,232
Arlo Technologies Inc
(d)
109,666 953
CoreCivic Inc
(d)
156,481 1,582
CorVel Corp
(d)
12,217 2,152
Cross Country Healthcare Inc
(d)
45,979 989
Deluxe Corp 55,426 1,668
EVERTEC Inc 77,710 3,391
Forrester Research Inc
(d)
14,465 796
Green Dot Corp
(d)
71,137 2,256
Heidrick & Struggles International Inc 25,487 1,116
Kelly Services Inc 46,873 801
Korn Ferry 70,909 4,707
Medifast Inc 15,113 3,003
Monro Inc 43,633 2,170
Perdoceo Education Corp
(d)
91,201 1,005
Rent-A-Center Inc/TX 78,679 3,316
Resources Connection Inc 40,583 707
Strategic Education Inc 29,442 1,756
TrueBlue Inc
(d)
46,157 1,228
Viad Corp
(d)
26,707 1,006
WW International Inc
(d)
69,229 872
$ 53,114
Computers - 1 .56%
3D Systems Corp
(d)
166,165 2,974
Diebold Nixdorf Inc
(d)
94,797 886
ExlService Holdings Inc
(d)
43,324 5,222
Insight Enterprises Inc
(d)
45,383 4,273
NetScout Systems Inc
(d)
96,105 3,032
OneSpan Inc
(d)
44,713 718
TTEC Holdings Inc 23,840 1,909
Unisys Corp
(d)
87,359 1,594
$ 20,608
Consumer Products - 0 .59%
Central Garden & Pet Co
(d)
12,682 588
Central Garden & Pet Co - A Shares
(d)
52,247 2,264
Quanex Building Products Corp 43,609 950
WD-40 Co 17,834 3,964
$ 7,766
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .56%
Edgewell Personal Care Co 70,721 $ 3,239
elf Beauty Inc
(d)
62,278 1,841
Inter Parfums Inc 23,118 2,288
$ 7,368
Distribution & Wholesale - 0 .84%
G-III Apparel Group Ltd
(d)
56,862 1,545
KAR Auction Services Inc
(d)
157,612 2,241
Resideo Technologies Inc
(d)
187,834 4,654
ScanSource Inc
(d)
33,213 1,036
Veritiv Corp
(d)
18,037 1,679
$ 11,155
Diversified Financial Services - 1 .88%
B Riley Financial Inc 20,803 1,281
Blucora Inc
(d)
63,380 1,028
Brightsphere Investment Group Inc 46,670 1,007
Encore Capital Group Inc
(d)
32,260 2,081
Enova International Inc
(d)
47,382 1,909
EZCORP Inc
(d)
69,061 412
Greenhill & Co Inc 18,046 301
LendingTree Inc
(d)
14,919 1,818
Mr Cooper Group Inc
(d)
97,730 3,924
Piper Sandler Cos 18,364 2,832
PRA Group Inc
(d)
56,738 2,638
StoneX Group Inc
(d)
21,913 1,438
Virtus Investment Partners Inc 9,281 2,429
WisdomTree Investments Inc 141,605 794
World Acceptance Corp
(d)
5,490 1,037
$ 24,929
Electric - 0 .38%
Avista Corp 92,064 4,093
Unitil Corp 20,779 976
$ 5,069
Electrical Components & Equipment - 0 .32%
Encore Wire Corp 26,353 2,970
Insteel Industries Inc 25,248 955
Powell Industries Inc 11,711 350
$ 4,275
Electronics - 2 .44%
Advanced Energy Industries Inc 49,007 4,223
Badger Meter Inc 38,052 3,850
Benchmark Electronics Inc 45,825 1,106
Brady Corp 63,131 3,278
Comtech Telecommunications Corp 34,275 697
FARO Technologies Inc
(d)
23,681 1,286
Itron Inc
(d)
58,895 3,652
Knowles Corp
(d)
120,132 2,548
Mesa Laboratories Inc 6,797 1,933
OSI Systems Inc
(d)
21,707 1,800
Plexus Corp
(d)
36,750 2,849
Sanmina Corp
(d)
83,750 3,167
TTM Technologies Inc
(d)
135,765 1,827
$ 32,216
Energy - Alternate Sources - 0 .43%
FutureFuel Corp 33,589 262
Green Plains Inc
(d)
69,723 2,129
Renewable Energy Group Inc
(d)
65,398 2,633
REX American Resources Corp
(d)
6,835 659
$ 5,683
Engineering & Construction - 1 .47%
Arcosa Inc 62,874 2,934
Comfort Systems USA Inc 46,888 4,210
Exponent Inc 67,793 6,439
Granite Construction Inc 59,617 2,145
MYR Group Inc
(d)
21,946 2,063
NV5 Global Inc
(d)
15,408 1,611
$ 19,402

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .24%
Cinemark Holdings Inc
(d),(e)
138,505 $ 2,091
Monarch Casino & Resort Inc
(d)
17,061 1,056
$ 3,147
Environmental Control - 0 .21%
Harsco Corp
(d)
103,037 1,618
US Ecology Inc
(d)
40,994 1,171
$ 2,789
Food - 1 .97%
B&G Foods Inc
(e)
84,426 2,626
Calavo Growers Inc 23,005 953
Cal-Maine Foods Inc 48,718 1,900
Chefs' Warehouse Inc/The
(d)
42,384 1,265
Hostess Brands Inc
(d)
180,274 3,699
J & J Snack Foods Corp 19,344 2,934
John B Sanfilippo & Son Inc 11,541 913
Seneca Foods Corp - Class A
(d)
8,162 381
Simply Good Foods Co/The
(d)
109,712 3,865
SpartanNash Co 46,762 1,149
Tootsie Roll Industries Inc 22,513 764
TreeHouse Foods Inc
(d)
72,570 2,811
United Natural Foods Inc
(d)
73,306 2,843
$ 26,103
Food Service - 0 .13%
Healthcare Services Group Inc 96,968 1,764
Forest Products & Paper - 0 .45%
Clearwater Paper Corp
(d)
21,710 686
Glatfelter Corp 57,923 1,006
Mercer International Inc 52,404 637
Neenah Inc 21,802 1,005
Schweitzer-Mauduit International Inc 40,924 1,239
Sylvamo Corp
(d)
45,903 1,367
$ 5,940
Gas - 0 .66%
Chesapeake Utilities Corp 22,901 3,119
Northwest Natural Holding Co 39,977 1,893
South Jersey Industries Inc 146,286 3,660
$ 8,672
Hand & Machine Tools - 0 .33%
Franklin Electric Co Inc 50,738 4,404
Healthcare - Products - 3 .20%
AngioDynamics Inc
(d)
50,281 1,087
Artivion Inc
(d)
51,164 911
Avanos Medical Inc
(d)
62,688 1,897
BioLife Solutions Inc
(d)
38,123 1,138
Cardiovascular Systems Inc
(d)
52,754 927
CONMED Corp 38,047 5,234
Cutera Inc
(d)
21,258 774
Glaukos Corp
(d)
60,999 3,247
Hanger Inc
(d)
47,839 867
Inogen Inc
(d)
26,605 791
Integer Holdings Corp
(d)
42,954 3,368
Lantheus Holdings Inc
(d)
88,060 2,238
LeMaitre Vascular Inc 25,000 1,058
Meridian Bioscience Inc
(d)
56,399 1,176
Merit Medical Systems Inc
(d)
66,102 3,665
Natus Medical Inc
(d)
44,428 1,024
Omnicell Inc
(d)
57,166 8,583
OraSure Technologies Inc
(d)
93,715 829
Orthofix Medical Inc
(d)
25,686 781
Surmodics Inc
(d)
18,046 824
Tactile Systems Technology Inc
(d)
25,788 407
Varex Imaging Corp
(d)
51,256 1,338
Zynex Inc
(e)
28,369 225
$ 42,389
Healthcare - Services - 1 .85%
Addus HomeCare Corp
(d)
20,720 1,654
Community Health Systems Inc
(d)
161,550 2,050
Ensign Group Inc/The 68,287 5,151
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Fulgent Genetics Inc
(d)
25,224 $ 1,611
Joint Corp/The
(d)
18,750 1,013
MEDNAX Inc
(d)
112,466 2,750
ModivCare Inc
(d)
16,027 1,858
Pennant Group Inc/The
(d)
35,193 585
RadNet Inc
(d)
57,699 1,486
Select Medical Holdings Corp 137,864 3,203
Tivity Health Inc
(d)
57,602 1,465
US Physical Therapy Inc 16,797 1,625
$ 24,451
Home Builders - 2 .26%
Cavco Industries Inc
(d)
11,102 2,991
Century Communities Inc 38,649 2,545
Installed Building Products Inc 30,530 3,382
LCI Industries 32,878 4,050
LGI Homes Inc
(d)
27,789 3,460
M/I Homes Inc
(d)
37,858 2,006
MDC Holdings Inc 73,557 3,729
Meritage Homes Corp
(d)
48,540 4,953
Winnebago Industries Inc 43,528 2,808
$ 29,924
Home Furnishings - 0 .43%
Ethan Allen Interiors Inc 28,589 721
iRobot Corp
(d)
35,072 2,298
Sleep Number Corp
(d)
29,463 2,106
Universal Electronics Inc
(d)
17,046 605
$ 5,730
Housewares - 0 .07%
Tupperware Brands Corp
(d)
63,590 981
Insurance - 2 .88%
Ambac Financial Group Inc
(d)
60,238 854
American Equity Investment Life Holding Co 107,115 4,407
AMERISAFE Inc 25,191 1,323
Assured Guaranty Ltd 90,813 4,839
eHealth Inc
(d)
30,895 675
Employers Holdings Inc 36,380 1,422
Genworth Financial Inc
(d)
660,069 2,574
HCI Group Inc 10,401 706
Horace Mann Educators Corp 53,972 2,051
James River Group Holdings Ltd 48,512 1,374
NMI Holdings Inc
(d)
111,548 2,760
Palomar Holdings Inc
(d)
31,409 1,657
ProAssurance Corp 70,228 1,683
Safety Insurance Group Inc 18,515 1,524
Selectquote Inc
(d)
162,105 1,198
SiriusPoint Ltd
(d)
113,759 963
Stewart Information Services Corp 34,982 2,499
Trupanion Inc
(d)
44,638 4,252
United Fire Group Inc 28,060 700
Universal Insurance Holdings Inc 36,492 629
$ 38,090
Internet - 1 .45%
Cars.com Inc
(d)
84,503 1,316
Cogent Communications Holdings Inc 55,197 3,511
ePlus Inc
(d)
35,145 1,616
HealthStream Inc
(d)
32,847 800
Liquidity Services Inc
(d)
34,578 658
Perficient Inc
(d)
42,849 4,491
QuinStreet Inc
(d)
64,919 1,044
Shutterstock Inc 30,430 2,951
TechTarget Inc
(d)
33,743 2,799
$ 19,186
Iron & Steel - 0 .37%
Allegheny Technologies Inc
(d)
165,539 3,028
Carpenter Technology Corp 62,688 1,800
$ 4,828
Leisure Products & Services - 0 .22%
Vista Outdoor Inc
(d)
74,537 2,876

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .04%
Marcus Corp/The
(d)
28,438 $ 479
Machinery - Construction & Mining - 0 .14%
Astec Industries Inc 29,616 1,874
Machinery - Diversified - 2 .05%
Alamo Group Inc 12,876 1,814
Albany International Corp 42,124 3,526
Applied Industrial Technologies Inc 50,031 4,902
Chart Industries Inc
(d)
46,341 5,648
CIRCOR International Inc
(d)
26,353 732
DXP Enterprises Inc/TX
(d)
22,228 635
Ichor Holdings Ltd
(d)
36,960 1,568
Lindsay Corp 14,190 1,791
SPX FLOW Inc 54,600 4,706
Tennant Co 24,115 1,861
$ 27,183
Media - 0 .48%
AMC Networks Inc
(d)
38,026 1,621
EW Scripps Co/The
(d)
74,385 1,525
Gannett Co Inc
(d)
185,157 900
Scholastic Corp 39,627 1,626
Thryv Holdings Inc
(d)
22,093 716
$ 6,388
Metal Fabrication & Hardware - 0 .77%
AZZ Inc 32,316 1,537
Mueller Industries Inc 74,629 3,855
Olympic Steel Inc 12,104 258
Proto Labs Inc
(d)
35,892 1,801
Standex International Corp 15,884 1,578
TimkenSteel Corp
(d)
53,500 751
Tredegar Corp 33,360 392
$ 10,172
Mining - 1 .09%
Arconic Corp
(d)
138,533 4,285
Century Aluminum Co
(d)
65,661 1,007
Compass Minerals International Inc 44,345 2,368
Kaiser Aluminum Corp 20,636 1,976
Livent Corp
(d)
210,196 4,837
$ 14,473
Miscellaneous Manufacturers - 2 .32%
Enerpac Tool Group Corp 78,433 1,400
EnPro Industries Inc 26,805 2,815
ESCO Technologies Inc 33,903 2,705
Fabrinet
(d)
48,157 5,450
Federal Signal Corp 79,449 3,100
Haynes International Inc 16,507 621
Hillenbrand Inc 95,016 4,416
John Bean Technologies Corp 41,327 5,579
Materion Corp 26,589 2,203
Myers Industries Inc 47,143 852
Sturm Ruger & Co Inc 22,892 1,539
$ 30,680
Office & Business Equipment - 0 .10%
Pitney Bowes Inc 215,303 1,326
Office Furnishings - 0 .26%
HNI Corp 56,668 2,376
Interface Inc 76,825 1,019
$ 3,395
Oil & Gas - 3 .98%
Callon Petroleum Co
(d)
61,758 3,053
Civitas Resources Inc 93,763 5,110
Helmerich & Payne Inc 140,368 4,029
Laredo Petroleum Inc
(d)
18,654 1,253
Matador Resources Co 143,486 6,424
Nabors Industries Ltd
(d)
10,077 1,043
Par Pacific Holdings Inc
(d)
59,510 839
Patterson-UTI Energy Inc 279,844 2,787
PBF Energy Inc
(d)
123,579 1,957
PDC Energy Inc 126,686 7,509
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Range Resources Corp
(d)
324,962 $ 6,255
Ranger Oil Corp
(d)
27,433 851
SM Energy Co 158,028 5,185
Southwestern Energy Co
(d)
1,320,408 5,810
Talos Energy Inc
(d)
53,260 567
$ 52,672
Oil & Gas Services - 0 .98%
Archrock Inc 174,354 1,472
Bristow Group Inc
(d)
30,152 990
Core Laboratories NV 60,219 1,606
DMC Global Inc
(d)
24,359 983
Dril-Quip Inc
(d)
46,034 1,164
Helix Energy Solutions Group Inc
(d)
184,517 651
NOW Inc
(d)
143,828 1,279
Oceaneering International Inc
(d)
129,829 1,692
Oil States International Inc
(d)
79,844 501
ProPetro Holding Corp
(d)
110,271 1,159
RPC Inc
(d)
92,611 547
US Silica Holdings Inc
(d)
97,010 926
$ 12,970
Packaging & Containers - 0 .31%
Matthews International Corp 41,125 1,444
O-I Glass Inc
(d)
204,019 2,716
$ 4,160
Pharmaceuticals - 2 .69%
Amphastar Pharmaceuticals Inc
(d)
47,931 1,107
Anika Therapeutics Inc
(d)
18,782 597
Coherus Biosciences Inc
(d)
82,909 1,025
Collegium Pharmaceutical Inc
(d)
44,973 803
Corcept Therapeutics Inc
(d),(e)
123,556 2,319
Covetrus Inc
(d)
134,432 2,429
Cytokinetics Inc
(d)
109,124 3,622
Eagle Pharmaceuticals Inc/DE
(d)
14,786 679
Enanta Pharmaceuticals Inc
(d)
23,405 1,391
Endo International PLC
(d)
303,988 970
Harmony Biosciences Holdings Inc
(d)
29,666 1,064
Heska Corp
(d)
13,934 1,917
Owens & Minor Inc 98,161 4,132
Pacira BioSciences Inc
(d)
57,947 3,637
Phibro Animal Health Corp 26,458 511
Prestige Consumer Healthcare Inc
(d)
65,181 3,679
Spectrum Pharmaceuticals Inc
(d)
213,293 149
Supernus Pharmaceuticals Inc
(d)
69,183 2,134
uniQure NV
(d)
46,881 846
USANA Health Sciences Inc
(d)
15,193 1,452
Vanda Pharmaceuticals Inc
(d)
72,476 1,099
$ 35,562
Real Estate - 0 .57%
Douglas Elliman Inc
(d)
85,122 660
Marcus & Millichap Inc 32,510 1,522
RE/MAX Holdings Inc 24,575 731
Realogy Holdings Corp
(d)
151,672 2,503
St Joe Co/The 42,896 2,081
$ 7,497
REITs - 8 .62%
Acadia Realty Trust 115,072 2,277
Agree Realty Corp 90,778 5,935
Alexander & Baldwin Inc 94,356 2,165
American Assets Trust Inc 68,442 2,462
Apollo Commercial Real Estate Finance Inc 171,071 2,335
Armada Hoffler Properties Inc 80,013 1,123
ARMOUR Residential REIT Inc 116,678 1,094
Brandywine Realty Trust 222,621 2,863
CareTrust REIT Inc 126,232 2,677
Centerspace 18,578 1,772
Chatham Lodging Trust
(d)
63,444 842
Community Healthcare Trust Inc 30,550 1,385
DiamondRock Hospitality Co
(d)
274,000 2,562
Diversified Healthcare Trust 310,914 948

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Easterly Government Properties Inc 112,058 $ 2,350
Ellington Financial Inc 70,973 1,261
Essential Properties Realty Trust Inc 158,158 4,199
Four Corners Property Trust Inc 100,629 2,724
Franklin BSP Realty Trust Inc 57,176 770
Franklin Street Properties Corp 123,679 686
GEO Group Inc/The
(d)
159,408 1,073
Getty Realty Corp 51,319 1,523
Global Net Lease Inc 134,780 1,933
Granite Point Mortgage Trust Inc 69,976 847
Hersha Hospitality Trust
(d)
42,966 388
Independence Realty Trust Inc 136,024 3,127
Industrial Logistics Properties Trust 85,086 1,951
Innovative Industrial Properties Inc 31,128 6,169
Invesco Mortgage Capital Inc 405,551 1,087
iStar Inc 90,384 1,941
KKR Real Estate Finance Trust Inc 57,761 1,233
LTC Properties Inc 51,222 1,848
LXP Industrial Trust 367,922 5,478
New York Mortgage Trust Inc 493,421 1,850
NexPoint Residential Trust Inc 29,565 2,344
Office Properties Income Trust 62,998 1,605
Orion Office REIT Inc
(d)
70,475 1,173
PennyMac Mortgage Investment Trust 126,199 2,249
Ready Capital Corp 76,591 1,091
Redwood Trust Inc 149,183 1,839
Retail Opportunity Investments Corp 157,963 2,927
RPT Realty 109,654 1,384
Safehold Inc 18,394 1,139
Saul Centers Inc 16,957 837
Service Properties Trust 214,771 1,836
SITE Centers Corp 233,561 3,459
Summit Hotel Properties Inc
(d)
138,484 1,305
Tanger Factory Outlet Centers Inc 135,276 2,301
Two Harbors Investment Corp 447,394 2,573
Uniti Group Inc 307,110 3,704
Universal Health Realty Income Trust 16,676 972
Urstadt Biddle Properties Inc 39,134 771
Veris Residential Inc
(d)
104,115 1,718
Washington Real Estate Investment Trust 110,104 2,711
Whitestone REIT 60,058 613
Xenia Hotels & Resorts Inc
(d)
148,577 2,576
$ 114,005
Retail - 5 .81%
Abercrombie & Fitch Co
(d)
76,862 2,998
America's Car-Mart Inc/TX
(d)
7,910 751
Asbury Automotive Group Inc
(d)
30,098 4,845
Barnes & Noble Education Inc
(d)
46,978 283
Bed Bath & Beyond Inc
(d),(e)
131,472 2,135
Big Lots Inc 42,354 1,775
BJ's Restaurants Inc
(d)
30,317 912
Bloomin' Brands Inc 105,656 2,148
Boot Barn Holdings Inc
(d)
38,519 3,543
Brinker International Inc
(d)
59,086 1,962
Buckle Inc/The 38,211 1,438
Caleres Inc 49,784 1,194
Cato Corp/The 25,408 420
Cheesecake Factory Inc/The
(d)
63,116 2,252
Chico's FAS Inc
(d)
159,318 750
Children's Place Inc/The
(d)
18,193 1,287
Chuy's Holdings Inc
(d)
25,762 649
Conn's Inc
(d)
24,930 605
Dave & Buster's Entertainment Inc
(d)
50,221 1,797
Designer Brands Inc
(d)
79,812 1,051
Dine Brands Global Inc 22,397 1,520
El Pollo Loco Holdings Inc
(d)
25,208 336
Fiesta Restaurant Group Inc
(d)
22,292 211
Genesco Inc
(d)
18,476 1,189
GMS Inc
(d)
56,131 2,873
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Group 1 Automotive Inc 23,547 $ 3,998
Guess? Inc 50,702 1,167
Haverty Furniture Cos Inc 19,358 571
Hibbett Inc 19,580 1,207
La-Z-Boy Inc 57,662 2,117
LL Flooring Holdings Inc
(d)
37,841 546
MarineMax Inc
(d)
28,288 1,331
Movado Group Inc 21,474 796
ODP Corp/The
(d)
59,713 2,641
OptimizeRx Corp
(d)
23,117 1,039
PC Connection Inc 14,320 621
PetMed Express Inc
(e)
27,245 704
PriceSmart Inc 31,297 2,235
Red Robin Gourmet Burgers Inc
(d)
20,445 302
Ruth's Hospitality Group Inc 41,284 827
Sally Beauty Holdings Inc
(d)
147,047 2,525
Shake Shack Inc
(d)
50,917 3,364
Shoe Carnival Inc 22,775 778
Signet Jewelers Ltd 69,022 5,945
Sonic Automotive Inc 26,995 1,377
Vera Bradley Inc
(d)
33,193 272
World Fuel Services Corp 82,178 2,318
Zumiez Inc
(d)
27,827 1,251
$ 76,856
Savings & Loans - 2 .27%
Axos Financial Inc
(d)
69,659 3,587
Banc of California Inc 70,376 1,360
Berkshire Hills Bancorp Inc 63,302 1,873
Brookline Bancorp Inc 101,005 1,727
Capitol Federal Financial Inc 167,966 1,870
Investors Bancorp Inc 293,291 4,787
Northfield Bancorp Inc 56,733 894
Northwest Bancshares Inc 164,648 2,323
Pacific Premier Bancorp Inc 122,747 4,695
Provident Financial Services Inc 100,466 2,428
WSFS Financial Corp 85,066 4,456
$ 30,000
Semiconductors - 3 .36%
Axcelis Technologies Inc
(d)
43,338 2,713
CEVA Inc
(d)
29,887 1,126
Cohu Inc
(d)
63,338 2,089
CTS Corp 41,921 1,407
Diodes Inc
(d)
58,564 5,434
FormFactor Inc
(d)
101,740 4,348
Kulicke & Soffa Industries Inc 80,616 4,409
MaxLinear Inc
(d)
91,839 5,512
Onto Innovation Inc
(d)
64,106 5,868
Photronics Inc
(d)
79,554 1,422
Rambus Inc
(d)
142,275 3,593
SMART Global Holdings Inc
(d)
30,126 1,728
Ultra Clean Holdings Inc
(d)
58,411 2,945
Veeco Instruments Inc
(d)
65,701 1,806
$ 44,400
Software - 3 .00%
8x8 Inc
(d)
148,240 2,276
Agilysys Inc
(d)
25,294 963
Allscripts Healthcare Solutions Inc
(d)
159,458 3,224
Apollo Medical Holdings Inc
(d)
49,140 2,530
Bottomline Technologies DE Inc
(d)
50,317 2,837
Computer Programs and Systems Inc
(d)
19,055 540
Consensus Cloud Solutions Inc
(d)
20,878 1,184
CSG Systems International Inc 42,469 2,411
Digi International Inc
(d)
44,375 991
Donnelley Financial Solutions Inc
(d)
37,945 1,412
Ebix Inc 30,995 942
LivePerson Inc
(d)
85,612 2,557
Loyalty Ventures Inc
(d)
25,922 760
ManTech International Corp/VA 35,855 2,590
NextGen Healthcare Inc
(d)
74,731 1,443

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
PDF Solutions Inc
(d)
38,866 $ 1,156
Progress Software Corp 57,035 2,596
Simulations Plus Inc
(e)
20,444 869
SPS Commerce Inc
(d)
46,786 5,794
Tabula Rasa HealthCare Inc
(d)
30,781 332
Xperi Holding Corp 135,985 2,294
$ 39,701
Telecommunications - 2 .08%
ADTRAN Inc 63,329 1,217
ATN International Inc 14,205 564
CalAmp Corp
(d)
46,680 277
Consolidated Communications Holdings Inc
(d)
93,783 674
Extreme Networks Inc
(d)
168,962 2,144
Harmonic Inc
(d)
133,432 1,436
InterDigital Inc 39,909 2,755
NETGEAR Inc
(d)
38,073 1,053
Plantronics Inc
(d)
55,590 1,481
Shenandoah Telecommunications Co 65,000 1,480
Telephone and Data Systems Inc 128,519 2,545
Viavi Solutions Inc
(d)
309,211 5,090
Vonage Holdings Corp
(d)
328,449 6,845
$ 27,561
Textiles - 0 .28%
UniFirst Corp/MA 19,807 3,765
Transportation - 1 .57%
ArcBest Corp 33,262 2,942
Atlas Air Worldwide Holdings Inc
(d)
35,120 2,821
Dorian LPG Ltd 36,030 428
Forward Air Corp 35,070 3,728
Heartland Express Inc 60,564 906
Hub Group Inc
(d)
44,189 3,346
Marten Transport Ltd 77,689 1,297
Matson Inc 54,682 5,340
$ 20,808
Trucking & Leasing - 0 .13%
Greenbrier Cos Inc/The 42,339 1,709
Water - 0 .83%
American States Water Co 48,051 4,432
California Water Service Group 68,439 4,249
Middlesex Water Co 22,762 2,305
$ 10,986
TOTAL COMMON STOCKS $ 1,295,372
Total Investments $ 1,326,785
Other Assets and Liabilities -  (0.29)% (3,772)
TOTAL NET ASSETS - 100.00% $ 1,323,013
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,969 or 0.83% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,140 or 0.84% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26 .70%
Consumer, Non-cyclical 17 .98%
Industrial 15 .32%
Consumer, Cyclical 13 .33%
Technology 8 .02%
Energy 5 .65%
Basic Materials 5 .03%
Communications 4 .01%
Money Market Funds 2 .26%
Utilities 1 .87%
Investment Companies 0 .12%
Other Assets and Liabilities
( 0 .29 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 13,373 $ 114,509 $ 99,460 $ 28,422
$ 13,373 $ 114,509 $ 99,460 $ 28,422
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2022 Long 254 $ 25,710 $ (1,541)
Total $ (1,541)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares Russell 2000 Value ETF 16,600 $ 2,595
Money Market Funds - 2 .90%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
956,471 957
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
39,388,021 39,388
$ 40,345
TOTAL INVESTMENT COMPANIES $ 42,940
COMMON STOCKS - 97 .67 % Shares Held Value (000's)
Advertising - 0 .10%
Advantage Solutions Inc
(d)
6,656 $ 48
Boston Omaha Corp
(d)
1,766 47
Clear Channel Outdoor Holdings Inc
(d)
28,858 88
Fluent Inc
(d)
3,476 6
National CineMedia Inc 5,053 13
Stagwell Inc
(d)
149,205 1,115
$ 1,317
Aerospace & Defense - 0 .72%
AAR Corp
(d)
75,363 3,035
Aerojet Rocketdyne Holdings Inc 1,351 52
AerSale Corp
(d)
842 12
Astronics Corp
(d)
2,129 26
Barnes Group Inc 30,525 1,379
Ducommun Inc
(d)
962 42
Kaman Corp 2,407 96
Kratos Defense & Security Solutions Inc
(d)
8,285 139
Moog Inc 34,922 2,662
National Presto Industries Inc 29,904 2,459
Park Aerospace Corp 1,727 24
Triumph Group Inc
(d)
5,549 101
$ 10,027
Agriculture - 0 .03%
Andersons Inc/The 1,657 63
Cadiz Inc
(d)
1,583 4
Fresh Del Monte Produce Inc 2,925 81
Limoneira Co 1,057 16
Tejon Ranch Co
(d)
1,819 32
Universal Corp/VA 2,097 114
Vector Group Ltd 10,752 120
$ 430
Airlines - 0 .15%
Hawaiian Holdings Inc
(d)
4,406 75
Mesa Air Group Inc
(d)
109,262 546
SkyWest Inc
(d)
4,340 166
Spirit Airlines Inc
(d)
58,369 1,253
$ 2,040
Apparel - 0 .96%
Capri Holdings Ltd
(d)
160,265 9,627
Fossil Group Inc
(d)
62,380 691
Lakeland Industries Inc
(d)
56,500 1,188
Oxford Industries Inc 1,294 107
Rocky Brands Inc 15,177 649
Superior Group of Cos Inc 797 16
Torrid Holdings Inc
(d)
825 8
Urban Outfitters Inc
(d)
37,200 1,069
$ 13,355
Automobile Manufacturers - 0 .18%
Blue Bird Corp
(d)
755 12
Canoo Inc
(d),(e)
5,050 31
Fisker Inc
(d),(e)
1,214 14
Hyliion Holdings Corp
(d),(e)
8,253 37
Lordstown Motors Corp
(d),(e)
12,124 37
REV Group Inc 2,103 28
Wabash National Corp 119,231 2,339
Workhorse Group Inc
(d),(e)
9,539 32
XL Fleet Corp
(d)
2,647 6
$ 2,536
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .93%
Adient PLC
(d)
61,738 $ 2,592
Aeva Technologies Inc
(d),(e)
9,161 48
Allison Transmission Holdings Inc 69,800 2,652
American Axle & Manufacturing Holdings Inc
(d)
5,022 41
Commercial Vehicle Group Inc
(d)
1,766 14
Cooper-Standard Holdings Inc
(d)
1,450 30
Dana Inc 5,866 127
Goodyear Tire & Rubber Co/The
(d)
23,965 497
Meritor Inc
(d)
98,514 2,270
Methode Electronics Inc 62,927 2,770
Miller Industries Inc/TN 32,718 1,030
Modine Manufacturing Co
(d)
3,948 36
Motorcar Parts of America Inc
(d)
1,662 27
Romeo Power Inc
(d),(e)
2,117 5
Standard Motor Products Inc 15,411 737
Tenneco Inc
(d)
509 5
Titan International Inc
(d)
3,767 37
$ 12,918
Banks - 14 .18%
1st Source Corp 41,709 2,081
Alerus Financial Corp 1,287 36
Allegiance Bancshares Inc 1,659 73
Amalgamated Financial Corp 62,292 1,059
American National Bankshares Inc 909 34
Ameris Bancorp 5,794 286
Arrow Financial Corp 1,223 43
Associated Banc-Corp 127,793 3,054
Atlantic Capital Bancshares Inc
(d)
1,744 53
Atlantic Union Bankshares Corp 6,544 266
BancFirst Corp 1,496 112
Bancorp Inc/The
(d)
4,560 136
Bank First Corp 572 40
Bank of Marin Bancorp 26,839 1,001
Bank of NT Butterfield & Son Ltd/The 4,373 160
BankUnited Inc 65,018 2,714
Banner Corp 34,860 2,165
Bar Harbor Bankshares 1,287 39
BCB Bancorp Inc 39,800 677
Blue Foundry Bancorp
(d)
76,497 1,123
Blue Ridge Bankshares Inc
(e)
1,534 28
Bridgewater Bancshares Inc
(d)
34,854 620
Business First Bancshares Inc 1,656 45
Byline Bancorp Inc 2,171 56
Cadence Bank 365,089 11,380
Cambridge Bancorp 604 54
Camden National Corp 27,664 1,373
Capital Bancorp Inc 723 19
Capital City Bank Group Inc 1,151 32
Capstar Financial Holdings Inc 1,812 39
Carter Bankshares Inc
(d)
41,994 646
Cathay General Bancorp 59,470 2,686
CBTX Inc 1,630 48
Central Pacific Financial Corp 73,098 2,127
Central Valley Community Bancorp 50,000 1,120
Citizens & Northern Corp 1,373 34
City Holding Co 1,295 104
Civista Bancshares Inc 29,294 706
CNB Financial Corp/PA 26,121 698
Coastal Financial Corp/WA
(d)
236 11
Columbia Banking System Inc 61,691 2,145
Community Bank System Inc 4,643 332
Community Financial Corp/The 16,200 642
Community Trust Bancorp Inc 29,484 1,303
ConnectOne Bancorp Inc 3,250 104
CrossFirst Bankshares Inc
(d)
44,552 688
Customers Bancorp Inc
(d)
2,388 139
CVB Financial Corp 98,065 2,160
Dime Community Bancshares Inc 3,015 105
Eagle Bancorp Inc 48,957 2,936

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Eastern Bankshares Inc 53,498 $ 1,139
Enterprise Bancorp Inc/MA 818 35
Enterprise Financial Services Corp 16,686 827
Equity Bancshares Inc 1,197 38
Farmers National Banc Corp 2,706 47
FB Financial Corp 45,039 2,006
Fidelity D&D Bancorp Inc
(e)
352 19
Financial Institutions Inc 40,191 1,296
First Bancorp Inc/The 914 29
First BanCorp/Puerto Rico 212,774 3,096
First Bancorp/Southern Pines NC 2,997 132
First Bancshares Inc/The 1,766 64
First Bank/Hamilton NJ 1,358 20
First Busey Corp 94,360 2,631
First Business Financial Services Inc 20,349 685
First Citizens BancShares Inc/NC 2,839 2,212
First Commonwealth Financial Corp 8,166 135
First Community Bankshares Inc 1,445 45
First Financial Bancorp 78,523 1,980
First Financial Bankshares Inc 791 37
First Financial Corp/IN 45,121 2,025
First Foundation Inc 3,462 91
First Hawaiian Inc 64,007 1,815
First Internet Bancorp 25,022 1,257
First Interstate BancSystem Inc 7,626 280
First Merchants Corp 13,614 578
First Mid Bancshares Inc 23,072 950
First Midwest Bancorp Inc/IL 43,027 893
First of Long Island Corp/The 62,081 1,360
Five Star Bancorp 672 21
Flagstar Bancorp Inc 4,543 206
FNB Corp/PA 201,500 2,603
Fulton Financial Corp 130,054 2,335
German American Bancorp Inc 2,154 85
Glacier Bancorp Inc 8,429 438
Great Southern Bancorp Inc 27,293 1,620
Great Western Bancorp Inc 46,397 1,433
Guaranty Bancshares Inc/TX 704 25
Hancock Whitney Corp 44,603 2,352
Hanmi Financial Corp 111,529 2,998
HarborOne Bancorp Inc 4,150 59
HBT Financial Inc 894 17
Heartland Financial USA Inc 40,812 2,124
Heritage Commerce Corp 5,122 64
Heritage Financial Corp/WA 58,507 1,419
Hilltop Holdings Inc 77,783 2,569
Home BancShares Inc/AR 13,225 312
HomeStreet Inc 38,871 1,895
Hope Bancorp Inc 184,050 3,083
Horizon Bancorp Inc/IN 89,558 1,910
Independent Bank Corp 11,373 959
Independent Bank Corp/MI 85,470 2,092
Independent Bank Group Inc 3,280 249
International Bancshares Corp 50,775 2,134
Investar Holding Corp 27,800 534
Kearny Financial Corp/MD 4,142 54
Lakeland Bancorp Inc 113,120 2,142
Lakeland Financial Corp 1,986 159
Level One Bancorp Inc 15,900 630
Luther Burbank Corp 74,771 959
Macatawa Bank Corp 73,310 663
Mercantile Bank Corp 38,630 1,486
Merchants Bancorp/IN 1,305 38
Meta Financial Group Inc 1,944 116
Metrocity Bankshares Inc 1,267 33
Metropolitan Bank Holding Corp
(d)
10,043 1,004
Mid Penn Bancorp Inc 1,239 37
Midland States Bancorp Inc 64,904 1,874
MidWestOne Financial Group Inc 37,155 1,186
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
MVB Financial Corp 885 $ 35
National Bank Holdings Corp 9,026 409
National Bankshares Inc 13,500 485
NBT Bancorp Inc 3,677 142
Nicolet Bankshares Inc
(d)
30,991 2,885
Northeast Bank 13,700 500
Northeast Community Bancorp Inc 55,700 629
Northrim BanCorp Inc 13,752 604
OFG Bancorp 4,254 118
Old National Bancorp/IN 516,173 9,461
Old Second Bancorp Inc 2,417 32
Origin Bancorp Inc 1,600 68
Orrstown Financial Services Inc 25,573 633
PacWest Bancorp 215,670 10,014
Park National Corp 1,255 170
PCB Bancorp 61,800 1,390
PCSB Financial Corp 1,170 22
Peapack-Gladstone Financial Corp 37,635 1,386
Peoples Bancorp Inc/OH 28,408 942
Peoples Financial Services Corp 618 31
Pioneer Bancorp Inc/NY
(d)
1,084 13
Preferred Bank/Los Angeles CA 25,402 1,983
Premier Financial Corp 64,245 1,918
Primis Financial Corp 74,217 1,103
Provident Bancorp Inc 1,338 24
QCR Holdings Inc 1,314 75
RBB Bancorp 38,353 1,035
Red River Bancshares Inc 405 21
Renasant Corp 54,443 2,002
Republic Bancorp Inc/KY 25,526 1,251
Republic First Bancorp Inc
(d)
4,185 18
S&T Bancorp Inc 62,793 1,935
Sandy Spring Bancorp Inc 3,882 184
Seacoast Banking Corp of Florida 4,515 165
ServisFirst Bancshares Inc 723 61
Sierra Bancorp 38,002 1,008
Simmons First National Corp 27,869 797
SmartFinancial Inc 1,205 32
South Plains Financial Inc 8,448 244
Southern First Bancshares Inc
(d)
444 26
Southside Bancshares Inc 2,715 114
SouthState Corp 74,802 6,314
Spirit of Texas Bancshares Inc 1,117 31
Stock Yards Bancorp Inc 1,719 102
Summit Financial Group Inc 963 27
Texas Capital Bancshares Inc
(d)
44,453 2,788
Third Coast Bancshares Inc
(d)
288 7
Tompkins Financial Corp 1,232 98
Towne Bank/Portsmouth VA 44,652 1,402
TriCo Bancshares 13,961 606
TriState Capital Holdings Inc
(d)
2,509 79
Triumph Bancorp Inc
(d)
148 13
TrustCo Bank Corp NY 47,602 1,614
Trustmark Corp 84,222 2,744
UMB Financial Corp 3,798 374
United Bankshares Inc/WV 161,918 5,720
United Community Banks Inc/GA 179,807 6,364
Univest Financial Corp 37,445 1,129
Valley National Bancorp 34,733 483
Veritex Holdings Inc 3,561 143
Walker & Dunlop Inc 2,278 302
Washington Trust Bancorp Inc 13,892 793
Webster Financial Corp 28,000 1,591
WesBanco Inc 5,320 189
West BanCorp Inc 1,169 35
Westamerica BanCorp 2,270 132
William Penn Bancorp 50,200 634
Wintrust Financial Corp 20,400 2,001
$ 196,851

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .02%
Duckhorn Portfolio Inc/The
(d)
1,029 $ 20
MGP Ingredients Inc 201 15
NewAge Inc
(d)
4,870 4
Primo Water Corp 13,706 229
Vita Coco Co Inc/The
(d),(e)
274 3
Zevia PBC
(d),(e)
243 2
$ 273
Biotechnology - 1 .22%
2seventy bio Inc
(d)
1,962 37
4D Molecular Therapeutics Inc
(d)
2,171 34
89bio Inc
(d)
776 5
Absci Corp
(d),(e)
456 3
Achillion Pharamceuticals Inc
(d),(f)
8,433 4
Acumen Pharmaceuticals Inc
(d)
334 2
Adagio Therapeutics Inc
(d),(e)
767 5
Adicet Bio Inc
(d)
1,814 23
Adverum Biotechnologies Inc
(d)
7,675 13
Aerovate Therapeutics Inc
(d)
330 4
Akero Therapeutics Inc
(d)
588 10
Akouos Inc
(d)
2,124 14
Albireo Pharma Inc
(d)
274 8
Allogene Therapeutics Inc
(d)
3,537 40
Alpha Teknova Inc
(d)
226 4
Altimmune Inc
(d),(e)
3,452 28
AnaptysBio Inc
(d)
41,176 1,317
ANI Pharmaceuticals Inc
(d)
948 38
Annexon Inc
(d)
2,716 20
Applied Therapeutics Inc
(d)
349 1
Arbutus Biopharma Corp
(d)
6,195 17
Arcturus Therapeutics Holdings Inc
(d)
1,839 48
Arcus Biosciences Inc
(d)
3,887 120
Arcutis Biotherapeutics Inc
(d)
2,205 33
Ardelyx Inc
(d)
2,069 2
Arena Pharmaceuticals Inc
(d)
4,842 445
Atara Biotherapeutics Inc
(d)
6,901 106
Atea Pharmaceuticals Inc
(d)
5,121 37
Athersys Inc
(d),(e)
3,060 3
Athira Pharma Inc
(d),(e)
2,857 29
Atossa Therapeutics Inc
(d)
9,681 13
Atreca Inc
(d)
2,211 5
Aura Biosciences Inc
(d)
197 4
Avalo Therapeutics Inc
(d)
498 —
Avid Bioservices Inc
(d)
279 5
Avidity Biosciences Inc
(d)
2,714 45
Avrobio Inc
(d)
3,215 6
BioCryst Pharmaceuticals Inc
(d)
14,015 217
Biohaven Pharmaceutical Holding Co Ltd
(d)
1,596 212
Black Diamond Therapeutics Inc
(d)
2,015 8
Bluebird Bio Inc
(d)
5,885 46
Blueprint Medicines Corp
(d)
336 26
Bolt Biotherapeutics Inc
(d),(e)
1,815 7
Bridgebio Pharma Inc
(d)
3,027 30
Brooklyn ImmunoTherapeutics Inc
(d)
328 1
Cara Therapeutics Inc
(d)
3,870 45
Cardiff Oncology Inc
(d)
3,203 11
Caribou Biosciences Inc
(d),(e)
697 7
Celldex Therapeutics Inc
(d)
856 27
CEL-SCI Corp
(d),(e)
342 2
Century Therapeutics Inc
(d)
388 5
ChemoCentryx Inc
(d)
4,390 118
Chinook Therapeutics Inc
(d)
3,387 44
Clene Inc
(d),(e)
542 2
Codex DNA Inc
(d)
270 2
Cogent Biosciences Inc
(d),(e)
2,351 18
Crinetics Pharmaceuticals Inc
(d)
563 11
Cullinan Oncology Inc
(d)
2,109 28
Curis Inc
(d)
69,707 223
Cymabay Therapeutics Inc
(d)
6,106 18
Cyteir Therapeutics Inc
(d),(e)
274 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Cytek Biosciences Inc
(d)
229 $ 3
CytomX Therapeutics Inc
(d)
765 3
Day One Biopharmaceuticals Inc
(d),(e)
363 5
Deciphera Pharmaceuticals Inc
(d)
460 4
Design Therapeutics Inc
(d)
963 12
DICE Therapeutics Inc
(d)
504 9
Dyne Therapeutics Inc
(d)
2,660 20
Eiger BioPharmaceuticals Inc
(d)
2,836 12
Eliem Therapeutics Inc
(d),(e)
245 2
Emergent BioSolutions Inc
(d)
140,899 6,594
Entrada Therapeutics Inc
(d),(e)
331 4
Erasca Inc
(d),(e)
682 8
Exagen Inc
(d)
556 5
EyePoint Pharmaceuticals Inc
(d)
1,847 17
FibroGen Inc
(d)
590 9
Finch Therapeutics Group Inc
(d)
545 5
Forma Therapeutics Holdings Inc
(d)
3,005 36
Frequency Therapeutics Inc
(d)
2,834 15
Gemini Therapeutics Inc
(d)
1,456 3
Generation Bio Co
(d)
227 1
Geron Corp
(d)
26,370 30
Gossamer Bio Inc
(d)
5,417 52
Graphite Bio Inc
(d)
536 5
Harvard Bioscience Inc
(d)
520 3
Homology Medicines Inc
(d)
3,716 14
iBio Inc
(d)
18,842 9
Icosavax Inc
(d)
485 7
Ikena Oncology Inc
(d)
2,214 22
Imago Biosciences Inc
(d)
319 6
Immunic Inc
(d)
1,629 19
ImmunityBio Inc
(d),(e)
5,266 31
ImmunoGen Inc
(d)
7,938 45
Immunovant Inc
(d)
1,134 8
Impel Neuropharma Inc
(d),(e)
211 2
Infinity Pharmaceuticals Inc
(d)
1,020 1
Innoviva Inc
(d)
57,839 928
Inovio Pharmaceuticals Inc
(d),(e)
18,015 75
Inozyme Pharma Inc
(d)
1,223 8
Instil Bio Inc
(d)
2,507 29
IsoPlexis Corp
(d)
304 2
iTeos Therapeutics Inc
(d)
1,751 64
IVERIC bio Inc
(d)
7,968 111
Janux Therapeutics Inc
(d),(e)
435 7
Kaleido Biosciences Inc
(d),(e)
232 —
KemPharm Inc
(d)
1,371 10
Kezar Life Sciences Inc
(d),(e)
3,010 40
Kiniksa Pharmaceuticals Ltd
(d)
1,380 15
Kinnate Biopharma Inc
(d)
2,129 23
Kronos Bio Inc
(d)
2,976 27
Krystal Biotech Inc
(d)
999 59
Lexicon Pharmaceuticals Inc
(d)
3,547 11
Ligand Pharmaceuticals Inc
(d)
1,157 144
Lineage Cell Therapeutics Inc
(d)
10,677 17
Lucid Diagnostics Inc
(d)
182 1
MacroGenics Inc
(d)
398 5
Magenta Therapeutics Inc
(d)
254 1
Maravai LifeSciences Holdings Inc
(d)
110,415 3,193
MaxCyte Inc
(d)
3,477 22
MeiraGTx Holdings plc
(d)
2,471 37
Mersana Therapeutics Inc
(d)
1,909 9
MiNK Therapeutics Inc
(d)
116 —
Monte Rosa Therapeutics Inc
(d),(e)
381 5
Mustang Bio Inc
(d)
6,140 7
Myriad Genetics Inc
(d)
6,878 181
NGM Biopharmaceuticals Inc
(d)
2,526 40
Nkarta Inc
(d)
1,247 12
Nurix Therapeutics Inc
(d)
219 4
Nuvalent Inc
(d),(e)
351 5
Nuvation Bio Inc
(d),(e)
2,177 13

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Olema Pharmaceuticals Inc
(d)
1,175 $ 8
Omega Therapeutics Inc
(d),(e)
241 3
Oncocyte Corp
(d)
1,303 2
Oncorus Inc
(d)
1,626 6
Oncternal Therapeutics Inc
(d)
3,878 7
Oyster Point Pharma Inc
(d),(e)
891 11
Pliant Therapeutics Inc
(d)
219 3
Portage Biotech Inc
(d),(e)
314 3
Poseida Therapeutics Inc
(d)
2,546 12
Praxis Precision Medicines Inc
(d)
2,589 38
Precigen Inc
(d)
966 2
Prothena Corp PLC
(d)
697 24
Provention Bio Inc
(d)
4,918 26
Pyxis Oncology Inc
(d)
385 4
Rain Therapeutics Inc
(d)
453 4
Rallybio Corp
(d)
250 3
Recursion Pharmaceuticals Inc
(d),(e)
3,287 39
REGENXBIO Inc
(d)
1,644 43
Relay Therapeutics Inc
(d)
661 15
Replimune Group Inc
(d)
783 16
REVOLUTION Medicines Inc
(d)
4,447 96
Sana Biotechnology Inc
(d)
366 3
Sangamo Therapeutics Inc
(d)
1,037 6
Scholar Rock Holding Corp
(d)
364 6
Seer Inc
(d),(e)
2,227 35
Selecta Biosciences Inc
(d)
7,124 18
Sensei Biotherapeutics Inc
(d)
1,818 9
Shattuck Labs Inc
(d)
406 3
Sigilon Therapeutics Inc
(d)
1,173 2
Silverback Therapeutics Inc
(d),(e)
1,783 9
Singular Genomics Systems Inc
(d)
389 3
Solid Biosciences Inc
(d)
5,052 6
Sorrento Therapeutics Inc
(d),(e)
2,447 8
Spruce Biosciences Inc
(d),(e)
735 2
SQZ Biotechnologies Co
(d)
2,015 16
Surface Oncology Inc
(d)
3,110 12
Sutro Biopharma Inc
(d)
3,521 38
Syndax Pharmaceuticals Inc
(d)
2,961 48
Talaris Therapeutics Inc
(d)
607 6
Tarsus Pharmaceuticals Inc
(d)
135 3
Taysha Gene Therapies Inc
(d)
302 2
TCR2 Therapeutics Inc
(d)
2,701 9
Tenaya Therapeutics Inc
(d),(e)
459 5
Terns Pharmaceuticals Inc
(d)
330 2
Theravance Biopharma Inc
(d)
462 4
Theseus Pharmaceuticals Inc
(d),(e)
416 4
Travere Therapeutics Inc
(d)
4,739 130
Turning Point Therapeutics Inc
(d)
3,562 133
Tyra Biosciences Inc
(d),(e)
440 6
UroGen Pharma Ltd
(d)
422 3
Vaxart Inc
(d),(e)
861 4
VBI Vaccines Inc
(d)
1,695 3
Ventyx Biosciences Inc
(d),(e)
378 6
Vera Therapeutics Inc
(d)
358 7
Veracyte Inc
(d)
5,879 179
Veru Inc
(d)
1,527 8
Verve Therapeutics Inc
(d),(e)
574 17
Viking Therapeutics Inc
(d)
6,066 22
Viracta Therapeutics Inc
(d)
2,289 6
VistaGen Therapeutics Inc
(d)
2,473 4
Vor BioPharma Inc
(d),(e)
1,490 12
Werewolf Therapeutics Inc
(d)
753 7
XBiotech Inc 1,329 14
Xilio Therapeutics Inc
(d)
268 4
XOMA Corp
(d),(e)
521 11
$ 16,964
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 1 .46%
American Woodmark Corp
(d)
1,436 $ 86
Apogee Enterprises Inc 2,156 96
Armstrong Flooring Inc
(d)
227,333 441
Boise Cascade Co 27,894 1,958
Caesarstone Ltd 1,937 24
Gibraltar Industries Inc
(d)
90,258 4,946
Griffon Corp 23,950 537
JELD-WEN Holding Inc
(d)
87,475 2,065
Masonite International Corp
(d)
21,758 2,159
PGT Innovations Inc
(d)
2,643 50
SPX Corp
(d)
124,112 6,476
Summit Materials Inc
(d)
10,296 366
UFP Industries Inc 12,981 1,037
View Inc
(d),(e)
12,095 32
$ 20,273
Chemicals - 4 .41%
AdvanSix Inc 58,993 2,483
American Vanguard Corp 82,926 1,258
Amyris Inc
(d),(e)
13,629 62
Cabot Corp 32,500 1,787
Chemours Co/The 385,865 12,622
Ecovyst Inc 262,252 2,683
Element Solutions Inc 871,460 19,556
Ferro Corp
(d)
1,227 27
FMC Corp 113,785 12,558
GCP Applied Technologies Inc
(d)
4,288 137
Hawkins Inc 19,766 738
HB Fuller Co 19,208 1,378
Innospec Inc 15,176 1,411
Intrepid Potash Inc
(d)
884 34
Koppers Holdings Inc
(d)
1,839 55
Kraton Corp
(d)
2,738 127
Kronos Worldwide Inc 1,686 24
Minerals Technologies Inc 2,878 201
NewMarket Corp 3,700 1,251
Oil-Dri Corp of America 478 16
Rayonier Advanced Materials Inc
(d)
5,448 34
Rogers Corp
(d)
200 55
Sensient Technologies Corp 1,782 151
Stepan Co 1,704 188
Trinseo PLC 38,500 2,061
Tronox Holdings PLC 9,988 227
Unifi Inc
(d)
1,179 22
Valhi Inc 190 5
Zymergen Inc
(d)
5,588 29
$ 61,180
Coal - 0 .13%
Arch Resources Inc 1,058 100
CONSOL Energy Inc
(d)
2,985 65
Peabody Energy Corp
(d)
7,717 83
SunCoke Energy Inc 7,307 50
Warrior Met Coal Inc 59,237 1,552
$ 1,850
Commercial Services - 5 .79%
2U Inc
(d)
982 16
Aaron's Co Inc/The 95,210 2,015
ABM Industries Inc 48,445 2,020
Acacia Research Corp
(d)
4,398 20
Adtalem Global Education Inc
(d)
4,315 127
AirSculpt Technologies Inc
(d)
190 3
Alta Equipment Group Inc
(d)
1,352 18
American Public Education Inc
(d)
15,953 341
API Group Corp
(d)
17,495 390
ASGN Inc
(d)
130,113 14,946
Avis Budget Group Inc
(d)
3,584 631
Barrett Business Services Inc 663 42
BGSF Inc 51,000 694
BrightView Holdings Inc
(d)
3,553 47
Brink's Co/The 28,400 1,982

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Carriage Services Inc 1,082 $ 54
Cass Information Systems Inc 67,401 2,742
CBIZ Inc
(d)
28,950 1,118
CoreCivic Inc
(d)
10,451 106
Coursera Inc
(d)
17,776 361
CRA International Inc 88 8
Cross Country Healthcare Inc
(d)
2,724 59
Custom Truck One Source Inc
(d),(e)
2,732 23
Deluxe Corp 3,670 111
Emerald Holding Inc
(d)
428,497 1,397
Ennis Inc 92,287 1,747
European Wax Center Inc
(d)
612 15
First Advantage Corp
(d)
410 7
FTI Consulting Inc
(d)
86,975 12,682
Graham Holdings Co 332 198
Green Dot Corp
(d)
4,185 133
H&R Block Inc 96,300 2,201
Hackett Group Inc/The 197 4
Heidrick & Struggles International Inc 59,575 2,608
HireQuest Inc 77 1
Huron Consulting Group Inc
(d)
1,683 74
ICF International Inc 1,613 152
John Wiley & Sons Inc 3,761 191
Kelly Services Inc 116,005 1,981
Korn Ferry 35,937 2,385
Landec Corp
(d)
2,259 24
Laureate Education Inc 69,004 873
LiveRamp Holdings Inc
(d)
5,729 256
Marathon Digital Holdings Inc
(d),(e)
7,781 183
Medifast Inc 5,900 1,172
MoneyGram International Inc
(d)
164,700 1,444
Monro Inc 1,105 55
Multiplan Corp
(d)
27,898 112
Perdoceo Education Corp
(d)
6,131 68
PROG Holdings Inc
(d)
20,625 821
Remitly Global Inc
(d),(e)
169 2
Rent the Runway Inc
(d),(e)
551 3
Rent-A-Center Inc/TX 34,984 1,474
Repay Holdings Corp
(d)
4,224 76
Resources Connection Inc 142,220 2,479
Ritchie Bros Auctioneers Inc 156,885 9,564
RR Donnelley & Sons Co
(d)
6,144 68
StoneMor Inc
(d)
2,558 6
Strategic Education Inc 2,124 127
Stride Inc
(d)
3,405 119
Team Inc
(d)
2,385 2
Textainer Group Holdings Ltd 3,535 130
Triton International Ltd 33,325 2,014
TrueBlue Inc
(d)
103,980 2,766
Vectrus Inc
(d)
57,134 2,629
Vivint Smart Home Inc
(d)
5,859 42
Willdan Group Inc
(d)
179 6
WW International Inc
(d)
20,037 252
$ 80,417
Computers - 4 .51%
3D Systems Corp
(d)
947 17
CACI International Inc
(d)
42,905 10,617
Conduent Inc
(d)
14,598 69
Desktop Metal Inc
(d)
5,767 24
Diebold Nixdorf Inc
(d)
211,600 1,976
ExlService Holdings Inc
(d)
127,655 15,385
Insight Enterprises Inc
(d)
235,902 22,210
Integral Ad Science Holding Corp
(d)
796 13
KBR Inc 1,533 67
NetScout Systems Inc
(d)
6,116 193
Parsons Corp
(d)
2,294 70
Ping Identity Holding Corp
(d)
5,269 104
Quantum Corp
(d)
4,952 25
Rekor Systems Inc
(d)
864 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
SecureWorks Corp
(d)
846 $ 12
StarTek Inc
(d)
1,334 7
Sterling Check Corp
(d)
800 16
Super Micro Computer Inc
(d)
57,261 2,320
Telos Corp
(d)
76,700 897
Unisys Corp
(d)
1,237 23
WNS Holdings Ltd ADR
(d)
102,250 8,605
$ 62,654
Consumer Products - 0 .36%
ACCO Brands Corp 307,258 2,501
Central Garden & Pet Co
(d)
50,536 2,344
Central Garden & Pet Co - A Shares
(d)
2,171 94
Quanex Building Products Corp 2,919 64
$ 5,003
Cosmetics & Personal Care - 0 .62%
Beauty Health Co/The
(d)
644 9
Coty Inc
(d)
991,550 8,408
Edgewell Personal Care Co 4,734 217
Honest Co Inc/The
(d)
2,138 14
Revlon Inc
(d),(e)
527 5
$ 8,653
Distribution & Wholesale - 2 .24%
A-Mark Precious Metals Inc 772 48
Avient Corp 7,073 352
Core & Main Inc
(d)
309,520 7,444
G-III Apparel Group Ltd
(d)
71,147 1,934
Global Industrial Co 243 8
Ideanomics Inc
(d),(e)
38,113 41
KAR Auction Services Inc
(d)
10,477 149
Resideo Technologies Inc
(d)
104,770 2,596
ScanSource Inc
(d)
62,786 1,958
Titan Machinery Inc
(d)
1,716 53
Univar Solutions Inc
(d)
379,325 10,052
Veritiv Corp
(d)
1,244 116
VSE Corp 936 48
Watsco Inc 21,005 5,935
WESCO International Inc
(d)
3,178 387
$ 31,121
Diversified Financial Services - 2 .88%
Amerant Bancorp Inc 2,357 80
Arlington Asset Investment Corp
(d)
133,800 459
Artisan Partners Asset Management Inc 129,655 5,603
AssetMark Financial Holdings Inc
(d)
34,389 825
Associated Capital Group Inc 134 6
B Riley Financial Inc 1,767 109
BGC Partners Inc 27,426 116
Blucora Inc
(d)
2,717 44
Columbia Financial Inc
(d)
2,179 46
Cowen Inc 70,588 2,237
Diamond Hill Investment Group Inc 6,464 1,207
Enact Holdings Inc 16,793 367
Encore Capital Group Inc
(d)
2,529 163
Enova International Inc
(d)
3,162 127
Evercore Inc - Class A 4,500 562
EZCORP Inc
(d)
4,248 25
Federal Agricultural Mortgage Corp 14,397 1,754
Federated Hermes Inc 62,773 2,078
Finance Of America Cos Inc
(d)
1,603 6
Flywire Corp
(d)
868 25
GAMCO Investors Inc 33 1
GCM Grosvenor Inc 359 3
Greenhill & Co Inc 85,799 1,431
Hannon Armstrong Sustainable Infrastructure
Capital Inc
6,263 260
Home Point Capital Inc
(e)
651 3
Houlihan Lokey Inc 14,195 1,509
LendingClub Corp
(d)
8,559 161
LPL Financial Holdings Inc 40,090 6,908
Moelis & Co 109,531 6,186

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Mr Cooper Group Inc
(d)
5,365 $ 215
Navient Corp 129,670 2,260
Nelnet Inc 1,472 130
Ocwen Financial Corp
(d)
720 26
Oportun Financial Corp
(d)
1,845 33
Oppenheimer Holdings Inc 7,961 338
PennyMac Financial Services Inc 2,709 170
Perella Weinberg Partners 98,900 1,074
Piper Sandler Cos 1,517 234
PJT Partners Inc 335 23
PRA Group Inc
(d)
10,476 487
Regional Management Corp 13,430 681
Sculptor Capital Management Inc 1,909 37
StepStone Group Inc 13,460 471
Stifel Financial Corp 6,140 460
StoneX Group Inc
(d)
1,337 88
Stronghold Digital Mining Inc
(d)
165 2
Velocity Financial Inc
(d)
727 9
Virtus Investment Partners Inc 3,100 811
WisdomTree Investments Inc 2,929 16
World Acceptance Corp
(d)
377 71
$ 39,937
Electric - 1 .27%
ALLETE Inc 43,275 2,763
Avista Corp 65,111 2,895
Black Hills Corp 5,549 376
Clearway Energy Inc - Class A 12,724 392
Clearway Energy Inc - Class C 5,356 180
Hawaiian Electric Industries Inc 63,100 2,682
MGE Energy Inc 3,175 246
NorthWestern Corp 4,580 266
Ormat Technologies Inc 3,930 268
Otter Tail Corp 37,387 2,370
PNM Resources Inc 47,463 2,127
Portland General Electric Co 55,805 2,932
Unitil Corp 1,353 63
Via Renewables Inc 159 2
$ 17,562
Electrical Components & Equipment - 0 .87%
American Superconductor Corp
(d)
2,345 19
Belden Inc 43,556 2,437
Encore Wire Corp 24,582 2,770
Energizer Holdings Inc 61,800 2,324
EnerSys 36,029 2,700
Graham Corp 23,934 296
Insteel Industries Inc 1,509 57
Powell Industries Inc 49,304 1,472
$ 12,075
Electronics - 2 .46%
Advanced Energy Industries Inc 81,910 7,059
Allied Motion Technologies Inc 88 3
Atkore Inc
(d)
6,600 711
Avnet Inc 62,500 2,523
Benchmark Electronics Inc 3,052 74
Brady Corp 4,111 213
Cadre Holdings Inc 340 7
Comtech Telecommunications Corp 107,059 2,177
FARO Technologies Inc
(d)
806 44
Fluidigm Corp
(d)
6,019 20
Identiv Inc
(d)
169 3
II-VI Inc
(d)
173,017 10,970
Itron Inc
(d)
717 44
Kimball Electronics Inc
(d)
61,221 1,212
Knowles Corp
(d)
7,756 165
Mesa Laboratories Inc 434 123
NVE Corp 8,612 533
OSI Systems Inc
(d)
1,325 110
Plexus Corp
(d)
7,589 588
Sanmina Corp
(d)
82,468 3,118
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Stoneridge Inc
(d)
1,958 $ 37
TTM Technologies Inc
(d)
71,984 969
Turtle Beach Corp
(d)
220 5
Vishay Intertechnology Inc 125,893 2,607
Vishay Precision Group Inc
(d)
26,357 844
$ 34,159
Energy - Alternate Sources - 0 .20%
Advent Technologies Holdings Inc
(d),(e)
317 1
Aemetis Inc
(d),(e)
2,352 22
Alto Ingredients Inc
(d)
6,342 33
Array Technologies Inc
(d)
8,525 90
Beam Global
(d),(e)
136 2
Cleanspark Inc
(d),(e)
2,899 19
FuelCell Energy Inc
(d)
7,340 31
FutureFuel Corp 66,782 521
Gevo Inc
(d),(e)
17,007 58
Green Plains Inc
(d)
4,157 127
Renewable Energy Group Inc
(d)
3,902 157
REX American Resources Corp
(d)
15,982 1,541
Sunnova Energy International Inc
(d)
6,397 126
SunPower Corp
(d)
1,452 24
$ 2,752
Engineering & Construction - 1 .02%
Arcosa Inc 4,222 197
Aris Water Solution Inc 934 11
Atlas Technical Consultants Inc
(d)
944 9
Comfort Systems USA Inc 12,600 1,131
Concrete Pumping Holdings Inc
(d)
2,255 19
Dycom Industries Inc
(d)
473 40
EMCOR Group Inc 17,604 2,099
Fluor Corp
(d)
110,215 2,319
Granite Construction Inc 3,987 143
Great Lakes Dredge & Dock Corp
(d)
161,642 2,213
Infrastructure and Energy Alternatives Inc
(d)
1,415 13
INNOVATE Corp
(d)
4,137 16
Mistras Group Inc
(d)
1,746 12
MYR Group Inc
(d)
12,939 1,217
NV5 Global Inc
(d)
874 91
Primoris Services Corp 79,348 2,041
Sterling Construction Co Inc
(d)
42,244 1,073
Tutor Perini Corp
(d)
127,992 1,523
$ 14,167
Entertainment - 2 .21%
AMC Entertainment Holdings Inc
(d),(e)
44,911 721
Bally's Corp
(d)
284,720 10,176
Chicken Soup For The Soul Entertainment Inc
(d),(e)
414 4
Cinemark Holdings Inc
(d),(e)
1,646 25
Eros STX Global Corp
(d)
24,913 5
Everi Holdings Inc
(d)
333,440 6,592
GAN Ltd
(d)
3,179 22
Hall of Fame Resort & Entertainment Co
(d),(e)
4,672 6
IMAX Corp
(d)
3,921 68
International Game Technology PLC 468,268 12,536
Lions Gate Entertainment Corp - A shares
(d)
5,074 80
Lions Gate Entertainment Corp - B shares
(d)
10,312 150
Madison Square Garden Entertainment Corp
(d)
2,278 161
Monarch Casino & Resort Inc
(d)
231 14
SeaWorld Entertainment Inc
(d)
2,011 120
$ 30,680
Environmental Control - 0 .06%
Casella Waste Systems Inc
(d)
346 27
CECO Environmental Corp
(d)
2,857 18
Centrus Energy Corp
(d)
835 36
Harsco Corp
(d)
3,944 62
Heritage-Crystal Clean Inc
(d)
847 24
Pure Cycle Corp
(d)
246 3
US Ecology Inc
(d)
2,442 70

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Vertex Energy Inc
(d),(e)
140,900 $ 582
$ 822
Food - 2 .03%
AquaBounty Technologies Inc
(d),(e)
2,973 5
B&G Foods Inc
(e)
56,183 1,748
BellRing Brands Inc
(d)
19,090 465
Cal-Maine Foods Inc 3,539 138
Chefs' Warehouse Inc/The
(d)
2,550 76
HF Foods Group Inc
(d)
3,285 23
Hostess Brands Inc
(d)
54,412 1,117
Ingles Markets Inc 6,881 530
John B Sanfilippo & Son Inc 266 21
Krispy Kreme Inc
(e)
521 8
Laird Superfood Inc
(d)
140 1
Lancaster Colony Corp 204 32
Mission Produce Inc
(d)
2,915 42
Nathan's Famous Inc 64 3
Natural Grocers by Vitamin Cottage Inc 72,234 1,055
Nomad Foods Ltd
(d)
373,155 9,627
Performance Food Group Co
(d)
251,182 10,597
Sanderson Farms Inc 257 47
Seneca Foods Corp - Class A
(d)
544 25
Simply Good Foods Co/The
(d)
6,932 244
SpartanNash Co 22,323 549
Sprouts Farmers Market Inc
(d)
34,002 923
Tootsie Roll Industries Inc 1,326 45
TreeHouse Foods Inc
(d)
4,531 175
United Natural Foods Inc
(d)
4,556 177
Village Super Market Inc 751 17
Weis Markets Inc 7,740 466
Whole Earth Brands Inc
(d)
3,311 31
$ 28,187
Food Service - 0 .17%
Healthcare Services Group Inc 129,702 2,359
Sovos Brands Inc
(d)
1,275 19
$ 2,378
Forest Products & Paper - 0 .25%
Clearwater Paper Corp
(d)
1,459 46
Glatfelter Corp 92,250 1,602
Mercer International Inc 131,200 1,594
Neenah Inc 1,470 68
Schweitzer-Mauduit International Inc 2,728 82
Verso Corp 2,350 63
$ 3,455
Gas - 1 .97%
Brookfield Infrastructure Corp 28,223 1,872
Chesapeake Utilities Corp 1,502 205
New Jersey Resources Corp 8,379 337
Northwest Natural Holding Co 2,660 126
ONE Gas Inc 4,573 356
South Jersey Industries Inc 107,826 2,698
Southwest Gas Holdings Inc 158,914 10,834
Spire Inc 166,329 10,964
$ 27,392
Hand & Machine Tools - 0 .02%
Kennametal Inc 7,285 252
Luxfer Holdings PLC 1,368 23
$ 275
Healthcare - Products - 1 .32%
Alphatec Holdings Inc
(d)
447 5
AngioDynamics Inc
(d)
3,224 70
Apria Inc
(d)
12,849 481
Artivion Inc
(d)
383 7
Asensus Surgical Inc
(d),(e)
14,196 13
Avanos Medical Inc
(d)
4,194 127
Avantor Inc
(d)
155,825 5,817
Bioventus Inc
(d)
595 8
Castle Biosciences Inc
(d)
145 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Cue Health Inc
(d),(e)
528 $ 5
CVRx Inc
(d)
122 1
Haemonetics Corp
(d)
1,394 67
Hanger Inc
(d)
128,800 2,335
Hologic Inc
(d)
108,760 7,639
Integer Holdings Corp
(d)
2,863 224
Invacare Corp
(d)
2,677 6
Lantheus Holdings Inc
(d)
5,019 127
LivaNova PLC
(d)
907 68
Meridian Bioscience Inc
(d)
3,300 69
Merit Medical Systems Inc
(d)
498 28
MiMedx Group Inc
(d)
3,222 16
NanoString Technologies Inc
(d)
318 11
Natus Medical Inc
(d)
2,939 68
Neogen Corp
(d)
579 21
OraSure Technologies Inc
(d)
6,233 55
Orthofix Medical Inc
(d)
1,649 50
Pacific Biosciences of California Inc
(d)
9,201 103
Paragon 28 Inc
(d)
143 2
Patterson Cos Inc 26,771 768
PROCEPT BioRobotics Corp
(d)
114 2
Rapid Micro Biosystems Inc
(d),(e)
278 2
RxSight Inc
(d),(e)
125 1
SeaSpine Holdings Corp
(d)
1,387 17
Sera Prognostics Inc
(d),(e)
162 1
Sientra Inc
(d)
613 2
Talis Biomedical Corp
(d)
1,228 4
Utah Medical Products Inc 268 25
Varex Imaging Corp
(d)
2,896 75
$ 18,326
Healthcare - Services - 2 .47%
Addus HomeCare Corp
(d)
771 62
American Well Corp
(d)
15,954 75
Brookdale Senior Living Inc
(d)
16,127 85
Community Health Systems Inc
(d)
1,413 18
Fulgent Genetics Inc
(d)
1,578 101
Invitae Corp
(d)
12,973 146
LifeStance Health Group Inc
(d),(e)
1,511 12
MEDNAX Inc
(d)
3,111 76
ModivCare Inc
(d)
724 84
Molina Healthcare Inc
(d)
53,960 15,674
National HealthCare Corp 1,094 72
Neuronetics Inc
(d)
299 1
OPKO Health Inc
(d)
34,808 109
Personalis Inc
(d)
2,913 33
SOC Telemed Inc
(d)
992 1
Syneos Health Inc
(d)
184,660 16,723
Tenet Healthcare Corp
(d)
8,113 601
Thorne HealthTech Inc
(d),(e)
217 1
Tivity Health Inc
(d)
1,601 41
Triple-S Management Corp
(d)
9,433 339
Viemed Healthcare Inc
(d)
2,598 12
$ 34,266
Home Builders - 1 .69%
Beazer Homes USA Inc
(d)
2,594 47
Cavco Industries Inc
(d)
236 64
Century Communities Inc 29,382 1,935
Forestar Group Inc
(d)
1,120 22
Green Brick Partners Inc
(d)
22,851 541
Hovnanian Enterprises Inc
(d)
454 44
Installed Building Products Inc 75,605 8,376
KB Home 20,544 869
Landsea Homes Corp
(d)
848 6
LGI Homes Inc
(d)
9,700 1,208
M/I Homes Inc
(d)
46,801 2,480
MDC Holdings Inc 3,628 184
Meritage Homes Corp
(d)
29,669 3,027
Taylor Morrison Home Corp
(d)
70,419 2,161

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Tri Pointe Homes Inc
(d)
104,755 $ 2,494
$ 23,458
Home Furnishings - 0 .38%
Daktronics Inc
(d)
3,200 16
Ethan Allen Interiors Inc 104,694 2,639
Flexsteel Industries Inc 584 14
Hamilton Beach Brands Holding Co 339 5
Hooker Furnishings Corp 72,408 1,596
iRobot Corp
(d)
227 15
MillerKnoll Inc 6,481 250
Sleep Number Corp
(d)
8,988 643
Snap One Holdings Corp
(d)
585 11
Traeger Inc
(d)
1,323 13
Universal Electronics Inc
(d)
1,101 39
VOXX International Corp
(d)
1,361 15
Weber Inc
(e)
997 11
$ 5,267
Housewares - 0 .10%
Lifetime Brands Inc 1,146 18
Tupperware Brands Corp
(d)
89,133 1,374
$ 1,392
Insurance - 5 .46%
Ambac Financial Group Inc
(d)
133,512 1,891
American Equity Investment Life Holding Co 73,330 3,017
American National Group Inc 650 123
AMERISAFE Inc 8,855 465
Argo Group International Holdings Ltd 17,530 995
Assured Guaranty Ltd 51,300 2,734
Axis Capital Holdings Ltd 40,800 2,325
Brighthouse Financial Inc
(d)
17,800 969
Brown & Brown Inc 103,820 6,881
Citizens Inc/TX
(d)
4,358 21
CNO Financial Group Inc 111,137 2,772
Crawford & Co 1,296 10
Donegal Group Inc 1,359 20
eHealth Inc
(d)
1,522 33
Employers Holdings Inc 54,690 2,139
Enstar Group Ltd
(d)
11,752 3,115
Essent Group Ltd 73,237 3,343
First American Financial Corp 134,820 10,045
Genworth Financial Inc
(d)
44,174 172
Goosehead Insurance Inc 1,321 130
Greenlight Capital Re Ltd
(d)
2,289 17
Hanover Insurance Group Inc/The 6,900 952
HCI Group Inc 501 34
Heritage Insurance Holdings Inc 2,122 13
Horace Mann Educators Corp 43,317 1,646
Independence Holding Co 376 21
Investors Title Co 96 19
James River Group Holdings Ltd 48,390 1,370
Kemper Corp 21,800 1,308
Maiden Holdings Ltd
(d)
6,149 17
MBIA Inc
(d)
4,177 57
MetroMile Inc
(d)
8,349 14
National Western Life Group Inc 8,404 1,798
NI Holdings Inc
(d)
751 15
NMI Holdings Inc
(d)
126,363 3,126
ProAssurance Corp 52,861 1,267
Radian Group Inc 122,426 2,741
RLI Corp 267 28
Safety Insurance Group Inc 20,463 1,685
Selective Insurance Group Inc 124,758 9,844
SiriusPoint Ltd
(d)
304,210 2,576
State Auto Financial Corp 1,541 80
Stewart Information Services Corp 2,326 166
Tiptree Inc 2,010 25
Trean Insurance Group Inc
(d)
428,097 3,454
United Fire Group Inc 1,823 45
United Insurance Holdings Corp 1,618 7
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Universal Insurance Holdings Inc 21,010 $ 362
White Mountains Insurance Group Ltd 1,800 1,874
$ 75,761
Internet - 0 .13%
1stdibs.com Inc
(d)
120 1
aka Brands Holding Corp
(d)
38,826 275
Bright Health Group Inc
(d),(e)
1,260 3
Cars.com Inc
(d)
5,176 81
ChannelAdvisor Corp
(d)
760 16
comScore Inc
(d)
6,095 18
Couchbase Inc
(d)
194 4
Digital Media Solutions Inc
(d)
168 1
ePlus Inc
(d)
24,920 1,146
Groupon Inc
(d)
279 8
HealthStream Inc
(d)
2,204 54
Lands' End Inc
(d)
1,269 23
Limelight Networks Inc
(d)
10,993 47
Lulu's Fashion Lounge Holdings Inc
(d)
186 2
MediaAlpha Inc
(d)
184 3
Revolve Group Inc
(d)
1,160 57
Solo Brands Inc
(d),(e)
438 5
TrueCar Inc
(d)
8,305 29
VirnetX Holding Corp
(d)
5,644 13
Yelp Inc
(d)
458 16
$ 1,802
Investment Companies - 0 .00%
Altus Midstream Co 263 17
Iron & Steel - 0 .14%
Allegheny Technologies Inc
(d)
4,340 80
Carpenter Technology Corp 4,152 119
Commercial Metals Co 50,214 1,679
Schnitzer Steel Industries Inc 2,072 81
$ 1,959
Leisure Products & Services - 0 .38%
Acushnet Holdings Corp 2,094 98
Callaway Golf Co
(d)
10,035 239
Drive Shack Inc
(d)
3,580 5
Escalade Inc 641 9
F45 Training Holdings Inc
(d),(e)
701 9
Johnson Outdoors Inc 24,077 2,172
Liberty TripAdvisor Holdings Inc
(d)
1,394 3
Life Time Group Holdings Inc
(d),(e)
1,460 22
Nautilus Inc
(d)
1,941 10
OneSpaWorld Holdings Ltd
(d)
2,364 24
OneWater Marine Inc 37,800 1,955
Vista Outdoor Inc
(d)
20,310 783
Xponential Fitness Inc
(d)
314 6
$ 5,335
Lodging - 0 .18%
Bluegreen Vacations Holding Corp
(d)
17,649 529
Marcus Corp/The
(d)
2,022 34
Target Hospitality Corp
(d)
913 3
Travel + Leisure Co 33,800 1,920
$ 2,486
Machinery - Construction & Mining - 0 .20%
Argan Inc 9,748 362
Astec Industries Inc 1,976 125
Babcock & Wilcox Enterprises Inc
(d)
3,462 24
Hyster-Yale Materials Handling Inc 49,200 2,209
Manitowoc Co Inc/The
(d)
2,993 55
$ 2,775
Machinery - Diversified - 1 .96%
AgEagle Aerial Systems Inc
(d)
2,173 3
Alamo Group Inc 57,486 8,097
Albany International Corp 2,147 180
Altra Industrial Motion Corp 5,618 271
Cactus Inc 51,200 2,481
Chart Industries Inc
(d)
1,269 155

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Columbus McKinnon Corp/NY 2,426 $ 105
DXP Enterprises Inc/TX
(d)
38,501 1,099
Eastman Kodak Co
(d),(e)
290 1
Flowserve Corp 78,300 2,554
Gorman-Rupp Co/The 1,609 64
GrafTech International Ltd 193,937 2,032
Ichor Holdings Ltd
(d)
144,715 6,139
Lindsay Corp 100 13
Mueller Water Products Inc - Class A 87,106 1,120
NN Inc
(d)
3,683 14
Ranpak Holdings Corp
(d)
2,717 73
SPX FLOW Inc 3,309 285
Thermon Group Holdings Inc
(d)
126,755 2,174
Watts Water Technologies Inc 1,056 162
Zurn Water Solutions Corp 4,990 152
$ 27,174
Media - 1 .57%
AMC Networks Inc
(d)
1,262 54
Audacy Inc
(d)
10,466 25
CuriosityStream Inc
(d),(e)
1,896 9
Entravision Communications Corp 122,392 741
EW Scripps Co/The
(d)
4,993 102
Gannett Co Inc
(d)
12,261 60
Gray Television Inc 7,447 155
Hemisphere Media Group Inc
(d)
1,487 10
Houghton Mifflin Harcourt Co
(d)
720 13
iHeartMedia Inc
(d)
26,392 532
Liberty Latin America Ltd - Class A
(d)
3,515 39
Liberty Latin America Ltd - Class C
(d)
43,653 472
Media General Inc - Rights
(d),(f)
15,053 1
Scholastic Corp 2,297 94
Sinclair Broadcast Group Inc 318,086 8,741
TEGNA Inc 551,366 10,674
Thryv Holdings Inc
(d)
125 4
Value Line Inc 12 1
WideOpenWest Inc
(d)
1,740 32
$ 21,759
Metal Fabrication & Hardware - 0 .74%
AZZ Inc 47,068 2,239
L B Foster Co
(d)
21,700 328
Mayville Engineering Co Inc
(d)
835 10
Mueller Industries Inc 33,584 1,735
Northwest Pipe Co
(d)
816 23
Olympic Steel Inc 791 17
Park-Ohio Holdings Corp 745 15
Proto Labs Inc
(d)
39,133 1,964
RBC Bearings Inc
(d)
2,081 376
Ryerson Holding Corp 37,465 768
Standex International Corp 1,038 103
TimkenSteel Corp
(d)
3,938 55
Tredegar Corp 115,386 1,356
Worthington Industries Inc 22,165 1,201
Xometry Inc
(d)
136 7
$ 10,197
Mining - 0 .39%
Arconic Corp
(d)
9,265 286
Century Aluminum Co
(d)
4,304 66
Coeur Mining Inc
(d)
7,208 34
Compass Minerals International Inc 38,500 2,056
Constellium SE
(d)
10,698 187
Energy Fuels Inc/Canada
(d)
1,845 11
Gatos Silver Inc
(d)
537 2
Hecla Mining Co 32,661 162
Kaiser Aluminum Corp 27,256 2,610
PolyMet Mining Corp
(d)
1,505 4
United States Lime & Minerals Inc 170 21
Ur-Energy Inc
(d)
1,586 2
$ 5,441
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1 .89%
American Outdoor Brands Inc
(d)
1,246 $ 21
Chase Corp 12,497 1,186
Enerpac Tool Group Corp 109,300 1,951
EnPro Industries Inc 22,663 2,380
ESCO Technologies Inc 2,043 163
Fabrinet
(d)
55,453 6,275
Federal Signal Corp 287,115 11,203
Haynes International Inc 1,074 40
Hillenbrand Inc 51,268 2,383
Materion Corp 1,086 90
Myers Industries Inc 1,704 31
NL Industries Inc 644 4
Sight Sciences Inc
(d),(e)
168 2
Sturm Ruger & Co Inc 4,840 325
Trinity Industries Inc 6,700 193
$ 26,247
Office Furnishings - 0 .37%
CompX International Inc 142 3
HNI Corp 3,398 143
Interface Inc 82,139 1,089
Kimball International Inc 186,658 1,833
Steelcase Inc 162,302 2,003
$ 5,071
Oil & Gas - 4 .96%
Amplify Energy Corp
(d)
48,400 181
Antero Resources Corp
(d)
267,549 5,225
Berry Corp 278,892 2,423
Brigham Minerals Inc 3,803 82
California Resources Corp 80,458 3,429
Callon Petroleum Co
(d)
552 27
Centennial Resource Development Inc/DE
(d)
236,274 1,846
Chesapeake Energy Corp 8,567 584
Civitas Resources Inc 43,804 2,388
CNX Resources Corp
(d)
35,213 522
Comstock Resources Inc
(d)
365,390 2,843
CVR Energy Inc 44,989 879
Delek US Holdings Inc
(d)
5,722 89
Earthstone Energy Inc
(d)
1,738 24
Falcon Minerals Corp 105,968 548
Helmerich & Payne Inc 9,176 263
HighPeak Energy Inc 397 7
HollyFrontier Corp 28,300 995
Kosmos Energy Ltd
(d)
596,121 2,581
Laredo Petroleum Inc
(d)
18,311 1,230
Murphy Oil Corp 98,206 3,104
Nabors Industries Ltd
(d)
626 65
Northern Oil and Gas Inc 104,261 2,452
Oasis Petroleum Inc 18,765 2,541
Ovintiv Inc 240,215 9,320
Par Pacific Holdings Inc
(d)
111,027 1,565
Patterson-UTI Energy Inc 16,255 162
PBF Energy Inc
(d)
8,393 133
PDC Energy Inc 159,629 9,461
Range Resources Corp
(d)
152,931 2,944
Ranger Oil Corp
(d)
83,340 2,584
Riley Exploration Permian Inc 207 6
SM Energy Co 10,403 341
Southwestern Energy Co
(d)
766,265 3,372
Talos Energy Inc
(d)
154,663 1,645
W&T Offshore Inc
(d)
8,435 36
Whiting Petroleum Corp 39,032 2,898
$ 68,795
Oil & Gas Services - 2 .45%
Archrock Inc 11,752 99
Bristow Group Inc
(d)
2,058 68
ChampionX Corp 92,486 2,071
Core Laboratories NV 50,700 1,352
Dril-Quip Inc
(d)
124,260 3,142
Expro Group Holdings NV
(d)
183,248 2,870

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
FTS International Inc
(d)
778 $ 21
Helix Energy Solutions Group Inc
(d)
517,295 1,826
Liberty Oilfield Services Inc
(d)
171,869 2,080
Matrix Service Co
(d)
167,059 1,213
MRC Global Inc
(d)
7,141 53
National Energy Services Reunited Corp
(d)
233,205 2,316
Newpark Resources Inc
(d)
545,875 1,938
NexTier Oilfield Solutions Inc
(d)
702,408 4,229
NOW Inc
(d)
9,680 86
Oceaneering International Inc
(d)
8,679 113
Oil States International Inc
(d)
102,431 642
ProPetro Holding Corp
(d)
142,439 1,497
RPC Inc
(d)
5,988 35
Select Energy Services Inc
(d)
252,246 1,682
Solaris Oilfield Infrastructure Inc 249,728 1,925
TechnipFMC PLC
(d)
703,500 4,566
TETRA Technologies Inc
(d)
2,214 7
Tidewater Inc
(d)
3,546 50
US Silica Holdings Inc
(d)
6,441 62
$ 33,943
Packaging & Containers - 0 .09%
Greif Inc - Class A 1,928 114
Greif Inc - Class B 449 26
Matthews International Corp 2,697 95
Pactiv Evergreen Inc 3,813 42
TriMas Corp 25,066 871
UFP Technologies Inc
(d)
562 40
$ 1,188
Pharmaceuticals - 0 .71%
AdaptHealth Corp
(d)
6,245 118
Aduro Biotech
(d)
161 —
Aeglea BioTherapeutics Inc
(d)
3,585 15
Agios Pharmaceuticals Inc
(d)
4,711 146
Akebia Therapeutics Inc
(d)
8,565 17
Amphastar Pharmaceuticals Inc
(d)
2,288 53
Anika Therapeutics Inc
(d)
1,277 41
Artana Therapeutics
(d),(f)
581 —
Athenex Inc
(d)
3,019 3
Catalyst Pharmaceuticals Inc
(d)
8,418 48
Chimerix Inc
(d)
1,930 11
Citius Pharmaceuticals Inc
(d),(e)
9,852 15
CorMedix Inc
(d)
3,209 14
Covetrus Inc
(d)
9,019 163
Cytokinetics Inc
(d)
481 16
Eagle Pharmaceuticals Inc/DE
(d)
7,190 330
Enanta Pharmaceuticals Inc
(d)
1,510 90
Endo International PLC
(d)
19,923 64
Foghorn Therapeutics Inc
(d),(e)
1,472 23
Fulcrum Therapeutics Inc
(d)
2,319 28
G1 Therapeutics Inc
(d),(e)
1,425 14
Gritstone bio Inc
(d),(e)
3,703 20
Hookipa Pharma Inc
(d)
642 1
Ideaya Biosciences Inc
(d)
2,167 36
Immuneering Corp
(d)
271 3
Jounce Therapeutics Inc
(d)
2,920 22
Kala Pharmaceuticals Inc
(d)
1,358 1
Kura Oncology Inc
(d)
5,537 78
Lyell Immunopharma Inc
(d)
780 4
MannKind Corp
(d)
19,317 72
Mirum Pharmaceuticals Inc
(d)
157 3
Nature's Sunshine Products Inc 1,029 18
Neoleukin Therapeutics Inc
(d)
2,388 9
NexImmune Inc
(d)
486 2
Option Care Health Inc
(d)
13,782 322
ORIC Pharmaceuticals Inc
(d)
2,369 23
Owens & Minor Inc 1,117 47
Passage Bio Inc
(d)
3,287 17
Prestige Consumer Healthcare Inc
(d)
29,627 1,672
Prometheus Biosciences Inc
(d),(e)
2,263 81
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Reata Pharmaceuticals Inc
(d)
287 $ 8
Reneo Pharmaceuticals Inc
(d)
239 1
Rhythm Pharmaceuticals Inc
(d)
3,904 29
Spero Therapeutics Inc
(d)
133 2
Supernus Pharmaceuticals Inc
(d)
4,280 132
Syros Pharmaceuticals Inc
(d)
2,530 5
Taro Pharmaceutical Industries Ltd
(d)
39,200 1,835
Tonix Pharmaceuticals Holding Corp
(d)
38,433 9
Trevena Inc
(d)
8,906 5
USANA Health Sciences Inc
(d)
19,400 1,854
Vanda Pharmaceuticals Inc
(d)
141,176 2,140
Vaxcyte Inc
(d)
2,504 48
Zogenix Inc
(d)
4,885 127
$ 9,835
Pipelines - 0 .16%
Equitrans Midstream Corp 266,161 2,159
Golar LNG Ltd
(d)
8,774 126
$ 2,285
Private Equity - 0 .13%
Victory Capital Holdings Inc 55,739 1,821
Real Estate - 0 .41%
Angel Oak Mortgage Inc 574 10
Douglas Elliman Inc
(d)
5,376 42
FRP Holdings Inc
(d)
590 33
Kennedy-Wilson Holdings Inc 10,303 231
Legacy Housing Corp
(d)
749 18
Marcus & Millichap Inc 1,841 86
McGrath RentCorp 667 51
Radius Global Infrastructure Inc
(d)
5,135 71
RE/MAX Holdings Inc 83,938 2,498
Realogy Holdings Corp
(d)
10,038 166
RMR Group Inc/The 78,412 2,510
$ 5,716
REITs - 2 .51%
Acadia Realty Trust 7,567 150
AFC Gamma Inc 12,954 255
Agree Realty Corp 5,971 390
Alexander & Baldwin Inc 6,283 144
Alexander's Inc 8,800 2,317
American Assets Trust Inc 4,352 157
American Finance Trust Inc 10,194 84
Apartment Investment and Management Co
(d)
12,980 91
Apollo Commercial Real Estate Finance Inc 12,227 167
Apple Hospitality REIT Inc 18,590 300
Arbor Realty Trust Inc 12,478 219
Ares Commercial Real Estate Corp 3,812 56
Armada Hoffler Properties Inc 5,295 74
ARMOUR Residential REIT Inc 98,173 920
Ashford Hospitality Trust Inc
(d)
1,478 12
Blackstone Mortgage Trust Inc 13,640 429
Braemar Hotels & Resorts Inc
(d)
132,453 709
Brandywine Realty Trust 14,788 190
BrightSpire Capital Inc 7,414 70
Broadmark Realty Capital Inc 11,193 105
Broadstone Net Lease Inc 13,646 315
BRT Apartments Corp 1,021 23
CareTrust REIT Inc 8,410 178
CatchMark Timber Trust Inc 1,223 10
Centerspace 1,238 118
Chatham Lodging Trust
(d)
4,239 56
Chimera Investment Corp 20,430 296
City Office REIT Inc 3,721 66
Clipper Realty Inc 240 2
Community Healthcare Trust Inc 745 34
CorePoint Lodging Inc
(d)
3,442 54
Corporate Office Properties Trust 9,795 247
CTO Realty Growth Inc 517 30
DiamondRock Hospitality Co
(d)
18,229 170
DigitalBridge Group Inc
(d)
42,073 307

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Diversified Healthcare Trust 20,695 $ 63
Dynex Capital Inc 78,303 1,259
Easterly Government Properties Inc 40,654 852
Ellington Financial Inc 4,668 83
Empire State Realty Trust Inc 12,461 111
Equity Commonwealth
(d)
10,171 265
Essential Properties Realty Trust Inc 10,502 279
Farmland Partners Inc 2,490 28
Four Corners Property Trust Inc 6,699 181
Franklin BSP Realty Trust Inc 3,120 42
Franklin Street Properties Corp 8,806 49
GEO Group Inc/The
(d)
10,266 69
Getty Realty Corp 3,531 105
Gladstone Commercial Corp 2,308 54
Gladstone Land Corp 1,107 34
Global Medical REIT Inc 5,216 88
Global Net Lease Inc 9,044 130
Granite Point Mortgage Trust Inc 51,034 617
Great Ajax Corp 73,872 963
Healthcare Realty Trust Inc 43,517 1,350
Hersha Hospitality Trust
(d)
2,813 25
Independence Realty Trust Inc 9,162 211
Indus Realty Trust Inc 116 9
Industrial Logistics Properties Trust 5,662 130
Innovative Industrial Properties Inc 985 195
Invesco Mortgage Capital Inc 27,225 73
iStar Inc 50,964 1,094
Kite Realty Group Trust 18,821 393
KKR Real Estate Finance Trust Inc 3,064 65
Ladder Capital Corp 9,902 118
LTC Properties Inc 3,393 122
LXP Industrial Trust 24,234 361
Macerich Co/The 18,544 307
MFA Financial Inc 257,805 1,194
Monmouth Real Estate Investment Corp 7,123 150
National Health Investors Inc 3,814 221
NETSTREIT Corp 3,458 78
New York Mortgage Trust Inc 349,284 1,310
NexPoint Residential Trust Inc 1,569 124
Office Properties Income Trust 4,152 106
One Liberty Properties Inc 1,403 43
Orchid Island Capital Inc 11,783 47
Outfront Media Inc 10,159 252
Paramount Group Inc 16,269 141
Pebblebrook Hotel Trust 117,929 2,553
PennyMac Mortgage Investment Trust 6,858 122
Phillips Edison & Co Inc 1,429 45
Physicians Realty Trust 19,117 349
Piedmont Office Realty Trust Inc 29,928 532
Plymouth Industrial REIT Inc 2,711 78
Postal Realty Trust Inc 1,065 19
PotlatchDeltic Corp 5,727 308
Preferred Apartment Communities Inc 4,443 74
PS Business Parks Inc 267 45
Ready Capital Corp 5,182 74
Redwood Trust Inc 9,850 121
Retail Opportunity Investments Corp 10,308 191
Retail Value Inc 1,412 4
RLJ Lodging Trust 14,414 200
RPT Realty 7,260 92
Ryman Hospitality Properties Inc
(d)
386 34
Sabra Health Care REIT Inc 19,803 270
Safehold Inc 596 37
Saul Centers Inc 95 5
Seritage Growth Properties
(d)
181,393 1,880
Service Properties Trust 14,302 122
SITE Centers Corp 15,102 224
STAG Industrial Inc 31,197 1,333
Summit Hotel Properties Inc
(d)
9,133 86
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Sunstone Hotel Investors Inc
(d)
86,385 $ 977
Tanger Factory Outlet Centers Inc 6,444 110
Terreno Realty Corp 6,394 478
TPG RE Finance Trust Inc 65,587 828
Two Harbors Investment Corp 29,835 172
UMH Properties Inc 534 13
Uniti Group Inc 17,048 206
Universal Health Realty Income Trust 76 4
Urban Edge Properties 10,091 184
Urstadt Biddle Properties Inc 21,188 417
Veris Residential Inc
(d)
7,655 126
Washington Real Estate Investment Trust 7,380 182
Whitestone REIT 3,987 41
Xenia Hotels & Resorts Inc
(d)
9,930 172
$ 34,844
Retail - 5 .29%
Abercrombie & Fitch Co
(d)
4,649 181
Academy Sports & Outdoors Inc
(d)
22,628 880
American Eagle Outfitters Inc 51,700 1,180
America's Car-Mart Inc/TX
(d)
80 8
Asbury Automotive Group Inc
(d)
15,773 2,539
Barnes & Noble Education Inc
(d)
3,916 24
Bassett Furniture Industries Inc 33,506 622
Beacon Roofing Supply Inc
(d)
147,901 8,115
Bed Bath & Beyond Inc
(d),(e)
7,827 127
Big 5 Sporting Goods Corp
(e)
55,942 1,101
Big Lots Inc 2,793 117
Biglari Holdings Inc
(d)
70 8
BJ's Restaurants Inc
(d)
130 4
BJ's Wholesale Club Holdings Inc
(d)
8,494 522
BlueLinx Holdings Inc
(d)
22,600 1,619
Brinker International Inc
(d)
54,400 1,807
Buckle Inc/The 9,310 351
Cannae Holdings Inc
(d)
7,386 221
CarLotz Inc
(d)
6,239 13
Carrols Restaurant Group Inc 2,661 7
Cato Corp/The 124,055 2,049
Chico's FAS Inc
(d)
8,390 39
Chuy's Holdings Inc
(d)
938 24
Clean Energy Fuels Corp
(d)
13,515 82
Conn's Inc
(d)
1,578 38
Container Store Group Inc/The
(d)
2,748 28
Dave & Buster's Entertainment Inc
(d)
2,031 73
Del Taco Restaurants Inc 2,607 32
Denny's Corp
(d)
1,324 21
Designer Brands Inc
(d)
42,200 556
Dillard's Inc 1,787 454
Dine Brands Global Inc 7,600 516
El Pollo Loco Holdings Inc
(d)
84,387 1,125
Fiesta Restaurant Group Inc
(d)
1,543 15
First Watch Restaurant Group Inc
(d),(e)
286 4
FirstCash Holdings Inc 21,278 1,483
Foot Locker Inc 41,100 1,836
Franchise Group Inc 19,431 973
Genesco Inc
(d)
40,978 2,636
GMS Inc
(d)
3,725 191
Group 1 Automotive Inc 12,556 2,132
Guess? Inc 3,052 70
Haverty Furniture Cos Inc 84,072 2,482
Hibbett Inc 32,844 2,025
Jack in the Box Inc 23,545 2,144
Kirkland's Inc
(d),(e)
123,800 2,096
La-Z-Boy Inc 75,617 2,776
Lazydays Holdings Inc
(d)
28,760 467
LL Flooring Holdings Inc
(d)
37,239 538
Macy's Inc 27,240 697
MarineMax Inc
(d)
28,986 1,364
Movado Group Inc 1,355 50
Nu Skin Enterprises Inc 28,499 1,374

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
ODP Corp/The
(d)
60,755 $ 2,687
PC Connection Inc 41,646 1,806
PetMed Express Inc
(e)
40,317 1,042
Portillo's Inc
(d),(e)
613 16
Potbelly Corp
(d)
70,800 389
PriceSmart Inc 1,896 135
Regis Corp
(d),(e)
295 —
Rite Aid Corp
(d)
4,823 51
Rush Enterprises Inc - Class A 161,637 8,537
Rush Enterprises Inc - Class B 552 28
Shift Technologies Inc
(d),(e)
4,408 10
Shoe Carnival Inc 120 4
Signet Jewelers Ltd 1,005 87
Sonic Automotive Inc 49,475 2,524
Tilly's Inc 107,162 1,412
TravelCenters of America Inc
(d)
1,104 50
Vera Bradley Inc
(d)
271,778 2,226
Winmark Corp 193 42
World Fuel Services Corp 57,518 1,622
Zumiez Inc
(d)
20,950 942
$ 73,446
Savings & Loans - 1 .74%
Axos Financial Inc
(d)
4,495 232
Banc of California Inc 4,783 92
Berkshire Hills Bancorp Inc 108,275 3,204
Brookline Bancorp Inc 83,827 1,433
Capitol Federal Financial Inc 11,324 126
Flushing Financial Corp 109,871 2,594
FS Bancorp Inc 16,844 559
Hingham Institution For Savings The 119 46
Home Bancorp Inc 9,252 359
HomeTrust Bancshares Inc 1,297 40
Investors Bancorp Inc 142,845 2,332
Northfield Bancorp Inc 57,280 903
Northwest Bancshares Inc 10,666 151
OceanFirst Financial Corp 125,450 2,848
Pacific Premier Bancorp Inc 6,894 264
Provident Financial Services Inc 72,216 1,745
Southern Missouri Bancorp Inc 14,799 819
Territorial Bancorp Inc 24,468 605
Washington Federal Inc 92,994 3,257
Waterstone Financial Inc 94,549 1,930
WSFS Financial Corp 11,834 620
$ 24,159
Semiconductors - 2 .02%
Alpha & Omega Semiconductor Ltd
(d)
334 15
Amkor Technology Inc 21,999 484
AXT Inc
(d)
3,422 26
CMC Materials Inc 16,315 2,951
Cohu Inc
(d)
555 18
CTS Corp 2,162 73
Diodes Inc
(d)
15,360 1,425
EMCORE Corp
(d)
2,753 16
FormFactor Inc
(d)
859 37
MKS Instruments Inc 75,435 11,717
Onto Innovation Inc
(d)
2,893 265
Photronics Inc
(d)
113,455 2,028
Rambus Inc
(d)
99,970 2,525
SkyWater Technology Inc
(d),(e)
71 1
Ultra Clean Holdings Inc
(d)
125,310 6,318
Veeco Instruments Inc
(d)
4,339 119
$ 28,018
Software - 0 .62%
Agilysys Inc
(d)
173 7
Alkami Technology Inc
(d)
22,545 345
Allscripts Healthcare Solutions Inc
(d)
10,536 213
American Software Inc/GA 632 15
Arteris Inc
(d)
169 2
Asana Inc
(d)
501 26
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
AvidXchange Holdings Inc
(d)
348 $ 4
Benefitfocus Inc
(d)
522 6
BM Technologies Inc
(d),(e)
13,010 123
Bottomline Technologies DE Inc
(d)
3,213 181
Castlight Health Inc
(d)
11,120 23
Computer Programs and Systems Inc
(d)
1,246 35
Convey Health Solutions Holdings Inc
(d)
420 3
CS Disco Inc
(d),(e)
371 13
CSG Systems International Inc 15,112 858
Daily Journal Corp
(d)
107 35
DarioHealth Corp
(d)
1,179 10
Digi International Inc
(d)
2,942 66
DigitalOcean Holdings Inc
(d)
236 14
Donnelley Financial Solutions Inc
(d)
2,414 90
E2open Parent Holdings Inc
(d)
17,239 160
Ebix Inc 42,612 1,295
eGain Corp
(d)
917 9
Enfusion Inc
(d)
452 6
EngageSmart Inc
(d)
333 7
Envestnet Inc
(d)
306 23
EverCommerce Inc
(d)
313 4
Evolent Health Inc
(d)
5,522 131
Forian Inc
(d)
171 1
Genius Brands International Inc
(d),(e)
24,757 22
GTY Technology Holdings Inc
(d)
2,852 14
HireRight Holdings Corp
(d)
1,082 15
Inseego Corp
(d),(e)
5,832 27
Instructure Holdings Inc
(d),(e)
850 20
Intapp Inc
(d),(e)
189 4
Kaltura Inc
(d)
706 3
ManTech International Corp/VA 19,990 1,444
MeridianLink Inc
(d)
238 5
Model N Inc
(d)
229 6
NantHealth Inc
(d)
1,363 1
NextGen Healthcare Inc
(d)
4,969 96
ON24 Inc
(d)
816 13
Outbrain Inc
(d)
342 4
PDF Solutions Inc
(d)
2,629 78
PowerSchool Holdings Inc
(d)
44,057 721
Rackspace Technology Inc
(d)
1,326 17
Smith Micro Software Inc
(d)
4,157 17
Society Pass Inc
(d)
142 1
Udemy Inc
(d),(e)
983 16
Verint Systems Inc
(d)
5,587 287
Verra Mobility Corp
(d)
41,500 657
Weave Communications Inc
(d)
97 1
Xperi Holding Corp 83,947 1,416
$ 8,590
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 2,709 45
Telecommunications - 0 .43%
A10 Networks Inc 43,504 644
ADTRAN Inc 3,916 75
Anterix Inc
(d)
688 35
ATN International Inc 982 39
Aviat Networks Inc
(d)
947 27
Calix Inc
(d)
830 42
Casa Systems Inc
(d)
67,100 297
CommScope Holding Co Inc
(d)
108,800 1,022
Consolidated Communications Holdings Inc
(d)
6,352 46
DZS Inc
(d)
898 13
EchoStar Corp
(d)
3,237 77
Globalstar Inc
(d)
6,247 7
Gogo Inc
(d),(e)
4,783 60
Harmonic Inc
(d)
6,341 68
IDT Corp - Class B
(d)
435 16
InterDigital Inc 1,614 111
Iridium Communications Inc
(d)
2,522 90
KVH Industries Inc
(d)
1,416 13

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Maxar Technologies Inc 6,249 $ 163
NeoPhotonics Corp
(d)
4,470 69
NETGEAR Inc
(d)
55,512 1,537
Ooma Inc
(d)
850 15
Plantronics Inc
(d)
2,142 57
Preformed Line Products Co 17,380 1,054
Ribbon Communications Inc
(d)
6,235 28
Shenandoah Telecommunications Co 2,784 63
Telephone and Data Systems Inc 8,806 174
United States Cellular Corp
(d)
1,352 41
Viavi Solutions Inc
(d)
2,268 37
$ 5,920
Textiles - 0 .34%
UniFirst Corp/MA 24,594 4,675
Transportation - 1 .88%
Air Transport Services Group Inc
(d)
5,143 138
ArcBest Corp 2,195 194
Atlas Air Worldwide Holdings Inc
(d)
17,936 1,441
Costamare Inc 4,600 60
Covenant Logistics Group Inc 1,085 24
DHT Holdings Inc 12,354 60
Dorian LPG Ltd 2,167 26
Eagle Bulk Shipping Inc
(e)
777 35
Forward Air Corp 13,200 1,403
Frontline Ltd/Bermuda
(d),(e)
10,427 69
Genco Shipping & Trading Ltd 2,800 44
Heartland Express Inc 111,957 1,675
Hub Group Inc
(d)
7,062 535
International Seaways Inc 4,006 58
Landstar System Inc 58,495 9,359
Marten Transport Ltd 5,185 87
Matson Inc 23,776 2,322
Nordic American Tankers Ltd 14,576 23
PAM Transportation Services Inc
(d)
265 18
Radiant Logistics Inc
(d)
3,429 21
Safe Bulkers Inc
(d)
175,430 612
Saia Inc
(d)
21,290 6,052
Schneider National Inc 24,600 630
Scorpio Tankers Inc 4,250 58
SFL Corp Ltd 57,611 472
Teekay Corp
(d)
6,132 19
Teekay Tankers Ltd
(d)
2,111 23
Universal Logistics Holdings Inc 182 3
US Xpress Enterprises Inc
(d)
2,381 11
Werner Enterprises Inc 12,422 553
Yellow Corp
(d)
4,213 44
$ 26,069
Trucking & Leasing - 1 .09%
GATX Corp 122,668 12,813
Greenbrier Cos Inc/The 57,108 2,305
Willis Lease Finance Corp
(d)
228 8
$ 15,126
Water - 0 .05%
American States Water Co 1,543 142
Artesian Resources Corp 719 35
California Water Service Group 4,558 283
Middlesex Water Co 947 96
SJW Group 2,412 166
York Water Co/The 440 20
$ 742
TOTAL COMMON STOCKS $ 1,355,653
Total Investments $ 1,398,593
Other Assets and Liabilities -  (0.76)% (10,608)
TOTAL NET ASSETS - 100.00% $ 1,387,985
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,857 or
0.57% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,720 or 0.56% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 27 .31%
Consumer, Cyclical 15 .57%
Consumer, Non-cyclical 14 .57%
Industrial 14 .46%
Energy 7 .90%
Technology 7 .15%
Basic Materials 5 .19%
Utilities 3 .29%
Money Market Funds 2 .90%
Communications 2 .23%
Investment Companies 0 .19%
Government 0 .00%
Other Assets and Liabilities
( 0 .76 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
January 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales January 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 22,956 $ 179,511 $ 163,079 $ 39,388
$ 22,956 $ 179,511 $ 163,079 $ 39,388
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2022 Long 24 $ 2,429 $ (91)
Total $ (91)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .46 % Shares Held Value (000's)
Exchange-Traded Funds - 3 .46%
iShares National Muni Bond ETF 30,050 $ 3,410
iShares Short-Term National Muni Bond ETF 77,374 8,204
JPMorgan Ultra-Short Municipal Income ETF 277,253 14,096
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
24,997 1,448
VanEck High Yield Muni ETF 21,363 1,292
$ 28,450
TOTAL INVESTMENT COMPANIES $ 28,450
MUNICIPAL BONDS - 103 .23%
Principal
Amount (000's) Value (000's)
Alabama - 2 .59%
Columbia Industrial Development Board
0.13%, 12/01/2037
(a)
$ 2,700 $ 2,700
Eutaw Industrial Development Board
0.13%, 06/01/2028
(a)
2,100 2,100
Lower Alabama Gas District/The
5.00%, 09/01/2034 3,500 4,439
5.00%, 09/01/2046 4,000 5,351
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,050
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
929 966
5.25%, 05/01/2044
(b)
2,500 2,711
$ 21,317
Arizona - 1 .15%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 546
Chandler Industrial Development Authority
2.70%, 12/01/2037
(a)
1,300 1,331
Navajo Nation
5.50%, 12/01/2030
(b)
1,240 1,363
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 6,232
$ 9,472
California - 9 .29%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,060
California Community Choice Financing
Authority
4.00%, 02/01/2052
(a)
5,000 5,746
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,691 1,921
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(d)
7,201 8,119
California Municipal Finance Authority
5.00%, 05/15/2033 1,000 1,178
5.00%, 05/15/2034 600 707
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,679
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,195
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2032
(d)
2,420 3,023
City of Los Angeles Department of Airports
4.00%, 05/15/2035 5,000 5,791
4.00%, 05/15/2037 1,000 1,155
5.00%, 05/15/2028 2,000 2,381
5.00%, 05/15/2035
(c)
1,850 2,297
5.00%, 05/15/2036
(c)
1,650 2,047
5.00%, 05/15/2037
(c)
877 1,053
5.00%, 05/15/2039
(c)
612 732
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
(continued)
5.00%, 05/15/2044
(c)
$ 1,682 $ 1,959
5.00%, 05/15/2044
(c)
754 894
5.00%, 05/15/2044
(c)
112 132
5.00%, 05/15/2047
(c)
714 824
5.25%, 05/15/2048
(c)
408 483
East Bay Municipal Utility District Water System
Revenue
0.03%, 06/01/2038
(a)
5,000 5,000
Golden State Tobacco Securitization Corp
5.00%, 06/01/2047 2,840 2,883
5.30%, 06/01/2037 715 726
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,490
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,150 1,249
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,461
San Diego County Regional Airport Authority
5.00%, 07/01/2029 410 493
5.00%, 07/01/2030 480 587
5.00%, 07/01/2031 500 609
5.00%, 07/01/2032 455 555
5.00%, 07/01/2033 500 608
5.00%, 07/01/2034 415 503
5.00%, 07/01/2035 300 362
5.00%, 07/01/2037 450 540
5.00%, 07/01/2038 500 600
5.00%, 07/01/2040 65 77
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,994
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,855
State of California
0.09%, 05/01/2033
(a)
1,000 1,000
5.00%, 08/01/2028 2,000 2,427
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,065
$ 76,460
Colorado - 3 .90%
Colorado Educational & Cultural Facilities
Authority
0.13%, 01/01/2039
(a)
3,000 3,000
Colorado Health Facilities Authority
4.00%, 11/01/2039 6,275 7,120
Colorado Housing and Finance Authority (credit
support from Ginnie Mae Collateral )
0.06%, 11/01/2041
(a),(d)
1,180 1,180
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049 1,250 1,321
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,119
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,180 1,208
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,066
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(d)
2,317 2,727
4.00%, 12/15/2036
(c),(d)
6,180 7,258
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 1,066

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
STC Metropolitan District No 2
4.00%, 12/01/2029 $ 1,000 $ 1,060
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,629
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,382
$ 32,136
Connecticut - 0 .77%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
4,000 4,153
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 2,195
$ 6,348
Delaware - 0 .13%
County of New Castle DE
0.09%, 06/01/2022
(a)
1,100 1,100
District of Columbia - 2 .39%
District of Columbia
5.00%, 03/01/2029 4,900 6,049
Metropolitan Washington Airports Authority
Aviation Revenue
5.00%, 10/01/2033 5,000 6,220
5.00%, 10/01/2034 5,000 6,211
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,182
$ 19,662
Florida - 5 .93%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,350
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 4,045
County of Miami-Dade Seaport Department
4.00%, 10/01/2050 1,500 1,659
Florida Development Finance Corp
0.30%, 12/01/2056
(a)
5,000 4,996
3.00%, 06/01/2032 4,500 4,648
7.38%, 01/01/2049
(b)
6,750 7,330
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,001 8,155
JEA Electric System Revenue
0.11%, 10/01/2038
(a)
2,625 2,625
Lee County Industrial Development Authority/FL
0.14%, 12/01/2046
(a)
6,100 6,100
Orange County School Board
5.00%, 08/01/2032 5,000 6,514
Village Community Development District No 13
2.63%, 05/01/2024 370 374
3.00%, 05/01/2029 980 1,017
$ 48,813
Georgia - 3 .27%
Development Authority of Appling County
1.50%, 01/01/2038
(a)
2,500 2,522
Development Authority of Burke County/The
0.15%, 11/01/2052
(a)
5,000 5,000
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
3,310 3,776
5.00%, 01/01/2054
(b)
1,000 1,115
Georgia Ports Authority
5.00%, 07/01/2036 2,850 3,619
Main Street Natural Gas Inc
0.00%, 08/01/2052
(a),(b),(e),(f)
10,000 10,848
$ 26,880
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois - 11 .99%
Chicago O'Hare International Airport
5.25%, 01/01/2036 $ 2,000 $ 2,349
5.25%, 01/01/2037 4,000 4,698
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2028 2,000 2,401
5.00%, 06/01/2029 1,250 1,530
Chicago Transit Authority Sales Tax Receipts
Fund
5.00%, 12/01/2046 4,000 4,591
City of Chicago IL
5.25%, 01/01/2029 2,000 2,206
5.50%, 01/01/2049 1,000 1,170
6.00%, 01/01/2038 2,965 3,479
7.13%, 03/15/2022 100 100
7.46%, 02/15/2026 558 541
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,104
5.00%, 01/01/2032 1,000 1,103
5.00%, 01/01/2033 2,625 2,892
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,093
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,827
Illinois Finance Authority
0.00%, 12/01/2042
(e),(g)
439 —
0.14%, 06/01/2043
(a)
5,125 5,125
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 900 1,042
5.00%, 06/15/2029 1,000 1,170
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,700 3,282
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 5,860
5.00%, 01/01/2040
(c)
2,009 2,256
Metropolitan Pier & Exposition Authority
4.00%, 12/15/2042
(f)
5,000 5,408
5.00%, 06/15/2057 700 784
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,756
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 5,820
5.00%, 12/01/2032 2,000 2,578
5.00%, 12/01/2038 1,500 1,907
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,207
5.00%, 01/01/2048 3,000 3,446
5.25%, 01/01/2048 1,250 1,483
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(d)
1,750 1,974
5.00%, 01/01/2037
(d)
2,000 2,447
State of Illinois
5.00%, 11/01/2028 4,590 5,293
5.00%, 03/01/2031 2,200 2,668
5.00%, 12/01/2032 1,000 1,145
5.00%, 03/01/2046 3,500 4,128
5.50%, 07/01/2027 3,410 3,623
5.50%, 01/01/2030 500 615
State of Illinois Sales Tax Revenue
4.00%, 06/15/2033 1,000 1,118

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
United City of Yorkville IL
5.75%, 03/01/2028 $ 300 $ 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 149
$ 98,668
Indiana - 1 .13%
City of Whiting IN
3.00%, 11/01/2051 3,955 3,743
Indiana Finance Authority
0.22%, 12/01/2037
(a)
3,000 3,000
4.13%, 12/01/2026 1,670 1,808
Town of Shoals IN
7.25%, 11/01/2043 700 745
$ 9,296
Kentucky - 2 .33%
County of Meade KY
0.14%, 08/01/2061
(a)
6,000 6,000
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 985
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,286
Kentucky Public Energy Authority
4.00%, 01/01/2049
(a)
3,000 3,190
Kentucky Turnpike Authority
5.00%, 07/01/2031
(f)
2,750 3,418
5.00%, 07/01/2032
(f)
3,500 4,336
$ 19,215
Louisiana - 2 .60%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 4,485 4,763
4.40%, 11/01/2044
(b)
2,000 2,136
5.50%, 11/01/2039
(b)
2,595 2,968
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(a)
3,320 3,344
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,119
6.10%, 12/01/2040
(a),(b)
1,000 1,276
Parish of St John the Baptist LA
2.00%, 06/01/2037
(a)
5,750 5,809
$ 21,415
Maine - 0 .24%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 1,969
Massachusetts - 0 .69%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,471
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 820 822
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,209
5.00%, 07/01/2035 1,000 1,200
$ 5,702
Michigan - 1 .99%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,191
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,231
5.00%, 05/01/2037
(d)
1,000 1,229
5.00%, 05/01/2038
(d)
2,000 2,455
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,660 2,955
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan (continued)
Kentwood Economic Development Corp
5.00%, 11/15/2041 $ 1,000 $ 1,128
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,765
Michigan Strategic Fund
4.00%, 10/01/2061
(a)
1,200 1,311
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,123
$ 16,388
Mississippi - 0 .43%
Mississippi Business Finance Corp
0.13%, 04/01/2044
(a)
2,000 2,000
0.14%, 12/01/2049
(a)
500 500
2.20%, 03/01/2027
(a)
1,000 1,025
$ 3,525
Missouri - 0 .74%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,559
5.00%, 07/01/2044 1,100 1,314
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,847
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,371
$ 6,091
Montana - 1 .01%
County of Gallatin MT
4.00%, 10/15/2041
(b)
2,500 2,519
4.00%, 10/15/2046
(b)
2,500 2,462
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
1,060 1,120
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,172
$ 8,273
Nebraska - 0 .19%
Hospital Authority No 1 of Lancaster County
0.10%, 06/01/2031
(a)
445 445
Lincoln Airport Authority
4.00%, 07/01/2036 1,000 1,157
$ 1,602
Nevada - 1 .75%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,604 10,090
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,280
$ 14,370
New Hampshire - 2 .54%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(a)
6,750 6,898
3.75%, 07/01/2045
(a),(b)
1,000 1,028
4.00%, 11/01/2027
(b)
1,000 1,026
4.13%, 01/20/2034 9,723 10,895
4.88%, 11/01/2042
(b)
1,000 1,028
$ 20,875
New Jersey - 5 .57%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 801
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 877
5.75%, 04/01/2031 1,005 1,051
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,217
5.25%, 06/15/2034 2,250 2,529

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
North Hudson Sewerage Authority/NJ (credit
support from Assured Guaranty Municipal Corp )
5.00%, 06/01/2034
(d)
$ 680 $ 894
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,634
5.00%, 01/01/2048 3,000 3,369
State of New Jersey
4.00%, 06/01/2031 4,600 5,337
4.00%, 06/01/2032 6,660 7,804
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 5,219
5.00%, 06/01/2046 7,000 7,857
5.00%, 06/01/2046 2,000 2,227
$ 45,816
New Mexico - 0 .07%
City of Farmington NM
2.15%, 04/01/2033 600 568
New York - 7 .90%
Metropolitan Transportation Authority
4.00%, 02/01/2022 600 600
4.00%, 11/15/2045 1,000 1,077
5.00%, 11/15/2025 400 451
5.00%, 11/15/2032 1,000 1,201
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
1,000 1,242
New York City Transitional Finance Authority
Future Tax Secured Revenue
0.12%, 11/01/2036
(a)
4,800 4,800
5.25%, 08/01/2037 3,000 3,684
New York City Water & Sewer System
4.00%, 06/15/2037 2,800 3,197
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 825
5.00%, 06/01/2041 400 442
New York Liberty Development Corp
5.00%, 09/15/2040 1,000 1,005
New York State Bridge Authority
4.00%, 01/01/2040 150 174
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 2,191
5.00%, 07/01/2033 1,200 1,427
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 141
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,121
4.00%, 04/30/2053 1,000 1,098
4.38%, 10/01/2045 2,700 3,000
5.00%, 12/01/2027 1,000 1,158
5.00%, 12/01/2028 1,100 1,292
5.00%, 12/01/2029 1,200 1,435
5.00%, 12/01/2031 750 905
5.00%, 01/01/2032 7,200 8,315
5.00%, 12/01/2034 2,000 2,410
5.00%, 10/01/2035 2,000 2,370
5.00%, 01/01/2036 3,200 3,684
5.00%, 10/01/2040 2,000 2,338
5.25%, 01/01/2050 3,125 3,332
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,674
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 59
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
Westchester County Local Development Corp
5.00%, 07/01/2041
(b)
$ 1,475 $ 1,574
5.00%, 11/01/2046 2,400 2,672
5.00%, 07/01/2056
(b)
2,000 2,093
$ 64,987
North Carolina - 2 .65%
City of Charlotte NC
5.00%, 06/01/2029 5,790 7,208
5.00%, 12/01/2031 2,000 2,589
5.00%, 12/01/2032 2,000 2,585
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,096
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 4,807
Raleigh Durham Airport Authority
5.00%, 05/01/2031 1,750 2,131
5.00%, 05/01/2034 1,150 1,394
$ 21,810
Ohio - 3 .00%
American Municipal Power Inc
5.25%, 02/15/2033 2,575 2,580
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 3,000 3,396
5.00%, 06/01/2055 5,150 5,661
City of Cincinnati OH
5.00%, 12/01/2032 815 827
County of Hamilton OH
0.07%, 08/15/2051
(a)
3,000 3,000
5.00%, 01/01/2036 1,435 1,553
5.00%, 01/01/2046 2,500 2,675
Jefferson County Port Authority/OH
3.50%, 12/01/2051
(b)
1,000 961
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 1,113
4.50%, 01/15/2048
(b)
850 958
Port of Greater Cincinnati Development Authority
4.25%, 12/01/2050
(b)
2,000 1,942
$ 24,666
Oklahoma - 0 .16%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,294
Oregon - 0 .30%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(e)
1,000 60
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 2,270 2,372
$ 2,432
Pennsylvania - 6 .46%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 1,077
5.13%, 05/01/2030 1,630 1,924
City of Philadelphia PA
5.00%, 02/01/2038 1,000 1,206
5.00%, 02/01/2039 1,000 1,206
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,551
5.00%, 06/01/2033 2,000 2,364
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 1,042
4.00%, 07/01/2056 1,000 1,039
Luzerne County Industrial Development Authority
2.45%, 12/01/2039
(a)
2,000 2,109
Pennsylvania Economic Development Financing
Authority
0.30%, 04/01/2049
(a)
2,750 2,747

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 $ 2,000 $ 2,454
5.00%, 12/01/2036 1,725 2,018
5.25%, 12/01/2044 5,000 6,239
Sports & Exhibition Authority of Pittsburgh and
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2033
(d),(f)
4,000 5,090
5.00%, 02/01/2034
(d),(f)
5,895 7,486
5.00%, 02/01/2035
(d),(f)
9,140 11,575
$ 53,127
Puerto Rico - 0 .97%
Commonwealth of Puerto Rico
0.00%, 07/01/2039
(e)
6,835 6,476
0.00%, 07/01/2039
(e)
1,500 1,534
$ 8,010
South Carolina - 1 .08%
County of Berkeley SC
0.10%, 03/01/2029
(a)
750 750
County of Darlington SC
0.10%, 08/01/2029
(a)
1,000 1,000
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,611
6.00%, 06/01/2031
(b)
1,000 1,003
6.25%, 06/01/2040
(b)
2,000 2,009
6.50%, 06/01/2051
(b)
2,500 2,510
$ 8,883
South Dakota - 0 .18%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,501
Tennessee - 2 .13%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 5,163
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(b)
1,000 990
Metropolitan Nashville Airport Authority/The
5.00%, 07/01/2044 5,000 5,910
5.00%, 07/01/2054 3,750 4,395
Tennergy Corp/TN
5.00%, 02/01/2050
(a)
1,000 1,095
$ 17,553
Texas - 8 .42%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 3,149
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,401
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 5,861
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,116
6.63%, 07/15/2038 2,000 2,012
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,275
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,033
Lower Neches Valley Authority Industrial
Development Corp
0.09%, 11/01/2051
(a)
1,850 1,850
Matagorda County Navigation District No 1
2.60%, 11/01/2029 2,600 2,653
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 2,435 2,828
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
North Texas Tollway Authority
5.00%, 01/01/2045 $ 1,000 $ 1,094
Port Beaumont Navigation District
2.75%, 01/01/2036
(b)
1,000 919
2.88%, 01/01/2041
(b)
1,000 874
3.63%, 01/01/2035
(b)
4,535 4,574
4.00%, 01/01/2050
(b)
500 505
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,324
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2027 5,000 5,794
5.00%, 12/15/2032 2,200 2,749
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 10,050 11,427
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2030 1,250 1,435
4.00%, 06/30/2035 1,750 1,972
5.00%, 12/31/2032 4,000 4,858
7.00%, 12/31/2038 1,000 1,095
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,256
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 1,129
$ 69,283
Utah - 1 .13%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,164
5.00%, 10/15/2032 4,385 5,034
5.00%, 10/15/2037 1,500 1,714
5.38%, 10/15/2040 1,200 1,398
$ 9,310
Virginia - 2 .75%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,095
6.00%, 07/01/2044 1,000 1,085
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,794
5.00%, 10/01/2039 1,500 1,792
Hampton Roads Transportation Accountability
Commission
5.00%, 07/01/2022 4,000 4,075
King George County Economic Development
Authority
2.50%, 06/01/2023
(a)
1,600 1,631
Norfolk Economic Development Authority
0.05%, 11/01/2034
(a)
1,165 1,165
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,424
Virginia College Building Authority
5.00%, 02/01/2029 5,000 6,136
Virginia Small Business Financing Authority
3.00%, 01/01/2041
(f)
1,500 1,385
4.00%, 01/01/2038
(f)
1,000 1,083
$ 22,665
Washington - 1 .63%
Port of Seattle WA
5.00%, 04/01/2029 5,250 6,358
Washington State Housing Finance Commission
3.50%, 12/20/2035 6,647 7,025
$ 13,383

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
West Virginia - 0 .16%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(a)
$ 1,250 $ 1,299
Wisconsin - 1 .62%
Public Finance Authority
4.00%, 03/31/2056 2,500 2,637
5.00%, 01/01/2024 2,500 2,672
5.00%, 12/01/2025 3,000 3,396
5.00%, 10/01/2043
(b)
1,500 1,623
Wisconsin Housing & Economic Development
Authority
0.08%, 11/01/2030
(a)
3,025 3,025
$ 13,353
TOTAL MUNICIPAL BONDS $ 849,517
Total Investments $ 877,967
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.78)%
Notes with interest rates of 0.09% - 0.25% at
January 31, 2022 and contractual maturities of
collateral from 2023-2036.
(h)
$ (22,879) (22,879)
Total Net Investments $ 855,088
Other Assets and Liabilities -  (3.91)% (32,201)
TOTAL NET ASSETS - 100.00% $ 822,887
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $75,002 or 9.11% of net assets.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2022.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 79 .69%
Insured 8 .67%
General Obligation Unlimited 8 .56%
Investment Companies 3 .46%
Prerefunded 2 .31%
Certificate Participation 1 .50%
General Obligation Limited 1 .32%
Tax Allocation 0 .52%
Special Assessment 0 .42%
Special Tax 0 .24%
Liability For Floating Rate Notes Issued ( 2 .78 ) %
Other Assets and Liabilities
( 3 .91 ) %
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
January 31, 2022 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Renminbi
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
THB Thai Baht
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

January 31, 2022 (unaudited)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime
2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime
Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income
Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”)
invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre
Emerging Markets Total Return Bond Fund, Global Diversified Income Fund, Global Emerging Markets Fund, Global Real Estate Securities
Fund, Government & High Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Fund I,
LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth
Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities
Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and
Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal Lifetime Funds, Principal Lifetime Hybrid Funds, and
the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of
Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

January 31, 2022 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of January 31, 2022 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 1,194 $ — $ — $ 1,194
Municipal Bonds* — 712,104 — 712,104
Total investments in securities $ 1,194 $ 712,104 $ — $ 713,298
Core Fixed Income Fund
Bonds* — 6,188,341 — 6,188,341
Common Stocks
Energy 21,883 — — 21,883
Financial 4,573 — — 4,573

January 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund
Industrial $ — $ — $ 25,134 $ 25,134
Investment Companies 459,337 — — 459,337
Senior Floating Rate Interests* — 55,957 — 55,957
U.S. Government & Government Agency Obligations* — 3,601,377 — 3,601,377
Total investments in securities $ 485,793 $ 9,845,675 $ 25,134 $ 10,356,602
Core Plus Bond Fund
Bonds* — 394,773 105 394,878
Common Stocks
Consumer, Cyclical — 60 — 60
Energy — 765 9 774
Financial — — — —
Investment Companies 48,294 — — 48,294
Preferred Stocks
Government — 3,771 — 3,771
Senior Floating Rate Interests* — 12,350 — 12,350
U.S. Government & Government Agency Obligations* — 300,915 — 300,915
Total investments in securities $ 48,294 $ 712,634 $ 114 $ 761,042
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 249 — 249
Interest Rate Contracts
Futures** 172 — — 172
Derivative Liabilities
Interest Rate Contracts
Futures** (352) — — (352)
Diversified International Fund
Common Stocks
Basic Materials 61,360 185,905 — 247,265
Communications 51,900 95,975 — 147,875
Consumer, Cyclical 152,634 976,561 — 1,129,195
Consumer, Non-cyclical 57,068 940,063 — 997,131
Energy — 229,175 — 229,175
Financial 295,593 899,421 — 1,195,014
Industrial 82,447 710,423 — 792,870
Technology 24,270 720,744 — 745,014
Utilities 21,776 92,986 — 114,762
Investment Companies 121,696 — — 121,696
Total investments in securities $ 868,744 $ 4,851,253 $ — $ 5,719,997
Equity Income Fund
Common Stocks* 10,487,532 — — 10,487,532
Investment Companies 180,385 — — 180,385
Total investments in securities $ 10,667,917 $ — $ — $ 10,667,917
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 608,588 — 608,588
Credit Linked Structured Notes* — 21,048 — 21,048
Investment Companies 58,117 — — 58,117
Total investments in securities $ 58,117 $ 629,636 $ — $ 687,753
Derivative Assets
Credit Contracts
Credit Default Swaps — 4,256 — 4,256
Foreign Exchange Contracts
Foreign Currency Contracts — 3,363 — 3,363
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 12,69 8 — 12,69 8
Futures** 279 — — 279
Total Return Swaps — 26 7 — 26 7
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (3,635) — (3,635)

January 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Finisterre Emerging Markets Total Return Bond Fund
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ (4,294) $ — $ (4,294)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (6,64 5 ) — (6,64 5 )
Futures** (30) — — (30)
Global Diversified Income Fund
Bonds* — 2,682,026 98,892 2,780,918
Common Stocks
Basic Materials 4,581 4,789 34,982 44,352
Communications 11,585 618 — 12,203
Consumer, Cyclical 78,449 42,661 4 121,114
Consumer, Non-cyclical 81,936 5,473 1,638 89,047
Energy 5,388 1,512 — 6,900
Financial 188,817 64,530 — 253,347
Industrial 79,288 18,565 6,396 104,249
Technology 55,326 7,435 — 62,761
Utilities 4,973 — — 4,973
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial 647 — — 647
Credit Linked Structured Notes* — 4,783 — 4,783
Investment Companies 514,598 — — 514,598
Preferred Stocks
Consumer, Non-cyclical — 1,010 — 1,010
Energy 994 — — 994
Financial 24,962 3,515 — 28,477
Government — 6,048 — 6,048
Utilities 12,623 — — 12,623
Senior Floating Rate Interests* — 544,016 6,592 550,608
U.S. Government & Government Agency Obligations* — 9,613 — 9,613
Total investments in securities $ 1,064,167 $ 3,396,942 $ 148,504 $ 4,609,613
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 321 — 321
Interest Rate Contracts
Futures** 162 — — 162
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (255) — (255)
Global Emerging Markets Fund
Common Stocks
Basic Materials — 11,995 — 11,995
Communications 2,765 35,863 — 38,628
Consumer, Cyclical 6,349 25,568 — 31,917
Consumer, Non-cyclical 5,453 19,191 1,819 26,463
Energy 4,161 14,306 — 18,467
Financial 5,332 48,275 — 53,607
Industrial 3,922 21,450 — 25,372
Technology 2,314 62,136 — 64,450
Utilities — 5,110 — 5,110
Investment Companies 4,903 — — 4,903
Preferred Stocks
Financial — 45 — 45
Technology — 750 — 750
Total investments in securities $ 35,199 $ 244,689 $ 1,819 $ 281,707
Global Real Estate Securities Fund
Common Stocks
Communications 5,079 15,489 — 20,568
Consumer, Cyclical 73,088 — — 73,088
Financial 1,884,833 1,075,794 — 2,960,627

January 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Real Estate Securities Fund
Industrial $ — $ 30,128 $ — $ 30,128
Investment Companies 5,770 — — 5,770
Total investments in securities $ 1,968,770 $ 1,121,411 $ — $ 3,090,181
Government & High Quality Bond Fund
Bonds* — 208,042 — 208,042
Investment Companies 138,034 — — 138,034
U.S. Government & Government Agency Obligations* — 1,347,629 — 1,347,629
Total investments in securities $ 138,034 $ 1,555,671 $ — $ 1,693,705
Derivative Assets
Interest Rate Contracts
Futures** 817 — — 817
Derivative Liabilities
Interest Rate Contracts
Futures** (1,713) — — (1,713)
High Income Fund
Bonds* — 2,871,717 17,274 2,888,991
Common Stocks
Basic Materials — — 1,013 1,013
Communications — — — —
Consumer, Cyclical — 15,170 — 15,170
Energy — — — —
Industrial — — 5,893 5,893
Technology 1,405 — — 1,405
Utilities — — — —
Investment Companies 119,690 — — 119,690
Preferred Stocks — — — —
Senior Floating Rate Interests* — 405,884 5,250 411,134
Total investments in securities $ 121,095 $ 3,292,771 $ 29,430 $ 3,443,296
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (1,660) — (1,660)
High Yield Fund
Bonds* — 2,251,732 1,135 2,252,867
Common Stocks
Consumer, Cyclical — 1,034 — 1,034
Energy — 14,068 333 14,401
Financial — — — —
Convertible Bonds* — — — —
Investment Companies 90,475 — — 90,475
Senior Floating Rate Interests* — 375,343 — 375,343
Total investments in securities $ 90,475 $ 2,642,177 $ 1,468 $ 2,734,120
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 214 — 214
Inflation Protection Fund
Bonds* — 22,361 — 22,361
Investment Companies 5,938 — — 5,938
U.S. Government & Government Agency Obligations* — 1,417,092 — 1,417,092
Purchased Options 8 — — 8
Purchased Interest Rate Swaptions — 5,119 — 5,119
Total investments in securities $ 5,946 $ 1,444,572 $ — $ 1,450,518
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 697 — 697
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 26,52 1 — 26,52 1
Futures** 2,333 — — 2,333
Derivative Liabilities
Foreign Exchange Contracts

January 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund
Foreign Currency Contracts $ — $ (132) $ — $ (132)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (22,1 89 ) — (22,1 89 )
Futures** (683) — — (683)
Interest Rate Swaptions — (7,917) — (7,917)
International Fund I
Common Stocks
Basic Materials 3,351 10,777 — 14,128
Communications 1,384 7,701 — 9,085
Consumer, Cyclical 3,412 33,811 — 37,223
Consumer, Non-cyclical 10,043 36,936 — 46,979
Energy — 13,427 — 13,427
Financial 24,499 90,484 — 114,983
Industrial — 29,483 — 29,483
Technology 6,112 46,441 — 52,553
Utilities — 8,729 — 8,729
Investment Companies 8,765 — — 8,765
Total investments in securities $ 57,566 $ 277,789 $ — $ 335,355
LargeCap Growth Fund I
Common Stocks
Basic Materials 163,195 — — 163,195
Communications 2,957,763 — — 2,957,763
Consumer, Cyclical 1,048,874 — — 1,048,874
Consumer, Non-cyclical 2,810,861 — — 2,810,861
Energy 6,750 — — 6,750
Financial 716,680 — — 716,680
Industrial 491,452 — — 491,452
Technology 4,371,126 — 4,893 4,376,019
Utilities 330 — — 330
Convertible Preferred Stocks
Basic Materials — — 4,277 4,277
Consumer, Cyclical — — 4,473 4,473
Technology — — 13,230 13,230
Investment Companies 211,550 — — 211,550
Total investments in securities $ 12,778,581 $ — $ 26,873 $ 12,805,454
Derivative Assets
Equity Contracts
Futures** 3,280 — — 3,280
LargeCap S&P 500 Index Fund
Common Stocks* 6,048,828 — — 6,048,828
Investment Companies 153,880 — — 153,880
Total investments in securities $ 6,202,708 $ — $ — $ 6,202,708
Derivative Liabilities
Equity Contracts
Futures** (4,875) — — (4,875)
LargeCap Value Fund III
Common Stocks
Basic Materials 159,733 — — 159,733
Communications 233,474 — — 233,474
Consumer, Cyclical 363,626 — — 363,626
Consumer, Non-cyclical 730,550 — — 730,550
Energy 307,337 — — 307,337
Financial 878,044 — — 878,044
Industrial 424,237 9 — 424,246
Technology 261,230 — — 261,230
Utilities 97,960 — — 97,960
Investment Companies 125,831 — — 125,831
Total investments in securities $ 3,582,022 $ 9 $ — $ 3,582,031
Derivative Liabilities
Equity Contracts

January 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Value Fund III
Futures** $ (1,350) $ — $ — $ (1,350)
MidCap Fund
Common Stocks
Basic Materials 215,388 779 — 216,167
Communications 1,775,145 — — 1,775,145
Consumer, Cyclical 5,497,781 — — 5,497,781
Consumer, Non-cyclical 2,173,713 — — 2,173,713
Financial 5,219,077 — — 5,219,077
Industrial 2,831,445 — — 2,831,445
Technology 3,566,022 — — 3,566,022
Utilities 588,617 — — 588,617
Investment Companies 3,758 — — 3,758
Total investments in securities $ 21,870,946 $ 779 $ — $ 21,871,725
MidCap Growth Fund
Common Stocks* 275,402 — — 275,402
Investment Companies 11,117 — — 11,117
Total investments in securities $ 286,519 $ — $ — $ 286,519
MidCap Growth Fund III
Common Stocks* 1,042,122 — — 1,042,122
Investment Companies 35,154 — — 35,154
Total investments in securities $ 1,077,276 $ — $ — $ 1,077,276
Derivative Liabilities
Equity Contracts
Futures** (121) — — (121)
MidCap S&P 400 Index Fund
Common Stocks* 1,282,871 — — 1,282,871
Investment Companies 53,445 — — 53,445
Total investments in securities $ 1,336,316 $ — $ — $ 1,336,316
Derivative Liabilities
Equity Contracts
Futures** (1,795) — — (1,795)
MidCap Value Fund I
Common Stocks
Basic Materials 168,991 — — 168,991
Communications 67,805 — — 67,805
Consumer, Cyclical 340,576 — — 340,576
Consumer, Non-cyclical 466,021 — — 466,021
Energy 177,013 — — 177,013
Financial 687,891 — — 687,891
Industrial 612,469 19 — 612,488
Technology 192,792 — — 192,792
Utilities 83,408 — — 83,408
Investment Companies 75,720 — — 75,720
Total investments in securities $ 2,872,686 $ 19 $ — $ 2,872,705
Derivative Assets
Equity Contracts
Futures** 234 — — 234
Overseas Fund
Common Stocks
Basic Materials — 82,994 — 82,994
Communications 152 71,996 — 72,148
Consumer, Cyclical 37,818 288,705 — 326,523
Consumer, Non-cyclical 383 535,544 — 535,927
Diversified — 1,432 — 1,432
Energy 79,816 148,224 — 228,040
Financial 33,324 660,477 — 693,801
Industrial 11,999 393,846 — 405,845

January 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund
Technology $ 146 $ 93,354 $ — $ 93,500
Utilities — 145,466 — 145,466
Investment Companies 59,659 — — 59,659
Preferred Stocks
Basic Materials — 62 — 62
Consumer, Cyclical — 22,867 — 22,867
Consumer, Non-cyclical — 24,169 — 24,169
Total investments in securities $ 223,297 $ 2,469,136 $ — $ 2,692,433
Derivative Liabilities
Equity Contracts
Futures** (504) — — (504)
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 49,821 — — 49,821
Communications 466,096 — — 466,096
Consumer, Cyclical 396,705 — — 396,705
Consumer, Non-cyclical 563,225 — — 563,225
Energy 137,014 — — 137,014
Financial 556,668 — — 556,668
Industrial 214,428 30,653 — 245,081
Technology 808,415 — — 808,415
Utilities 80,615 — — 80,615
Investment Companies 107,831 — — 107,831
Total investments in securities $ 3,380,818 $ 30,653 $ — $ 3,411,471
Principal LifeTime 2010 Fund
Investment Companies 666,662 — — 666,662
Total investments in securities $ 666,662 $ — $ — $ 666,662
Principal LifeTime 2015 Fund
Investment Companies 350,746 — — 350,746
Total investments in securities $ 350,746 $ — $ — $ 350,746
Principal LifeTime 2020 Fund
Investment Companies 3,475,285 — — 3,475,285
Total investments in securities $ 3,475,285 $ — $ — $ 3,475,285
Principal LifeTime 2025 Fund
Investment Companies 1,788,668 — — 1,788,668
Total investments in securities $ 1,788,668 $ — $ — $ 1,788,668
Principal LifeTime 2030 Fund
Investment Companies 6,182,618 — — 6,182,618
Total investments in securities $ 6,182,618 $ — $ — $ 6,182,618
Principal LifeTime 2035 Fund
Investment Companies 1,703,381 — — 1,703,381
Total investments in securities $ 1,703,381 $ — $ — $ 1,703,381
Principal LifeTime 2040 Fund
Investment Companies 4,603,085 — — 4,603,085
Total investments in securities $ 4,603,085 $ — $ — $ 4,603,085
Principal LifeTime 2045 Fund
Investment Companies 1,314,418 — — 1,314,418
Total investments in securities $ 1,314,418 $ — $ — $ 1,314,418

January 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2050 Fund
Investment Companies $ 2,956,416 $ — $ — $ 2,956,416
Total investments in securities $ 2,956,416 $ — $ — $ 2,956,416
Principal LifeTime 2055 Fund
Investment Companies 761,522 — — 761,522
Total investments in securities $ 761,522 $ — $ — $ 761,522
Principal LifeTime 2060 Fund
Investment Companies 694,705 — — 694,705
Total investments in securities $ 694,705 $ — $ — $ 694,705
Principal LifeTime 2065 Fund
Investment Companies 86,210 — — 86,210
Total investments in securities $ 86,210 $ — $ — $ 86,210
Principal LifeTime Hybrid 2015 Fund
Investment Companies 146,651 — — 146,651
Total investments in securities $ 146,651 $ — $ — $ 146,651
Principal LifeTime Hybrid 2020 Fund
Investment Companies 487,163 — — 487,163
Total investments in securities $ 487,163 $ — $ — $ 487,163
Principal LifeTime Hybrid 2025 Fund
Investment Companies 518,638 — — 518,638
Total investments in securities $ 518,638 $ — $ — $ 518,638
Principal LifeTime Hybrid 2030 Fund
Investment Companies 547,819 — — 547,819
Total investments in securities $ 547,819 $ — $ — $ 547,819
Principal LifeTime Hybrid 2035 Fund
Investment Companies 415,638 — — 415,638
Total investments in securities $ 415,638 $ — $ — $ 415,638
Principal LifeTime Hybrid 2040 Fund
Investment Companies 388,153 — — 388,153
Total investments in securities $ 388,153 $ — $ — $ 388,153
Principal LifeTime Hybrid 2045 Fund
Investment Companies 257,220 — — 257,220
Total investments in securities $ 257,220 $ — $ — $ 257,220
Principal LifeTime Hybrid 2050 Fund
Investment Companies 210,175 — — 210,175
Total investments in securities $ 210,175 $ — $ — $ 210,175
Principal LifeTime Hybrid 2055 Fund
Investment Companies 103,300 — — 103,300
Total investments in securities $ 103,300 $ — $ — $ 103,300
Principal LifeTime Hybrid 2060 Fund
Investment Companies 40,965 — — 40,965
Total investments in securities $ 40,965 $ — $ — $ 40,965

January 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2065 Fund
Investment Companies $ 11,593 $ — $ — $ 11,593
Total investments in securities $ 11,593 $ — $ — $ 11,593
Principal LifeTime Hybrid Income Fund
Investment Companies 87,596 — — 87,596
Total investments in securities $ 87,596 $ — $ — $ 87,596
Principal LifeTime Strategic Income Fund
Investment Companies 429,369 — — 429,369
Total investments in securities $ 429,369 $ — $ — $ 429,369
Real Estate Securities Fund
Common Stocks* 6,958,026 — — 6,958,026
Investment Companies 76,514 — — 76,514
Total investments in securities $ 7,034,540 $ — $ — $ 7,034,540
SAM Balanced Portfolio
Investment Companies 4,933,590 — — 4,933,590
Total investments in securities $ 4,933,590 $ — $ — $ 4,933,590
SAM Conservative Balanced Portfolio
Investment Companies 1,923,606 — — 1,923,606
Total investments in securities $ 1,923,606 $ — $ — $ 1,923,606
SAM Conservative Growth Portfolio
Investment Companies 3,392,277 — — 3,392,277
Total investments in securities $ 3,392,277 $ — $ — $ 3,392,277
SAM Flexible Income Portfolio
Investment Companies 3,023,616 — — 3,023,616
Total investments in securities $ 3,023,616 $ — $ — $ 3,023,616
SAM Strategic Growth Portfolio
Investment Companies 2,210,522 — — 2,210,522
Total investments in securities $ 2,210,522 $ — $ — $ 2,210,522
Short-Term Income Fund
Bonds* — 3,745,184 — 3,745,184
Investment Companies 123,903 — — 123,903
U.S. Government & Government Agency Obligations* — 249,556 — 249,556
Total investments in securities $ 123,903 $ 3,994,740 $ — $ 4,118,643
Derivative Assets
Interest Rate Contracts
Futures** 807 — — 807
SmallCap Fund
Common Stocks
Basic Materials 47,271 — — 47,271
Communications 34,512 — — 34,512
Consumer, Cyclical 206,240 — — 206,240
Consumer, Non-cyclical 262,159 — — 262,159
Diversified 72 12,591 — 12,663
Energy 46,715 — — 46,715
Financial 307,638 — — 307,638
Industrial 194,402 — — 194,402
Technology 180,073 — — 180,073

January 31, 2022 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Fund
Utilities $ 36,750 $ — $ — $ 36,750
Investment Companies 80,704 — — 80,704
Total investments in securities $ 1,396,536 $ 12,591 $ — $ 1,409,127
SmallCap Growth Fund I
Common Stocks
Basic Materials 46,174 — — 46,174
Communications 125,838 — — 125,838
Consumer, Cyclical 430,533 — — 430,533
Consumer, Non-cyclical 714,844 — 1 714,845
Energy 34,625 — — 34,625
Financial 255,696 — — 255,696
Industrial 399,732 — — 399,732
Technology 568,490 — — 568,490
Utilities 2,659 — — 2,659
Investment Companies 121,915 — — 121,915
Total investments in securities $ 2,700,506 $ — $ 1 $ 2,700,507
Derivative Assets
Equity Contracts
Futures** 60 — — 60
SmallCap S&P 600 Index Fund
Common Stocks* 1,295,372 — — 1,295,372
Investment Companies 31,413 — — 31,413
Total investments in securities $ 1,326,785 $ — $ — $ 1,326,785
Derivative Liabilities
Equity Contracts
Futures** (1,541) — — (1,541)
SmallCap Value Fund II
Common Stocks
Basic Materials 72,035 — — 72,035
Communications 30,797 — 1 30,798
Consumer, Cyclical 216,158 — — 216,158
Consumer, Non-cyclical 202,350 — 4 202,354
Energy 109,625 — — 109,625
Financial 379,106 — — 379,106
Government 45 — — 45
Industrial 200,574 — — 200,574
Technology 99,262 — — 99,262
Utilities 45,696 — — 45,696
Investment Companies 42,940 — — 42,940
Total investments in securities $ 1,398,588 $ — $ 5 $ 1,398,593
Derivative Liabilities
Equity Contracts
Futures** (91) — — (91)
Tax-Exempt Bond Fund
Investment Companies 28,450 — — 28,450
Municipal Bonds* — 849,517 — 849,517
Total investments in securities $ 28,450 $ 849,517 $ — $ 877,967

January 31, 2022 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of January 31, 2022 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund Asset Type
Fair Value as of
January 31, 2022 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to Valuation if
Input Had Increased
Global Diversified Income Fund
Bonds $ 98,698 Yield Analysis Yield to Maturity 8.2% - 11.0% (9.9%) Increase
194 Liquidation Analysis Discount Rate 8.5% Decrease
Common Stocks 34,982 Enterprise Valuation Model EBITDA Multiples 3.8 – 4.8x (4.2x) Increase
Discounted Cash Flow Discount Rate 13.0% - 18.1% (12.0%) Decrease
6,400 Market Quotations Broker Quote 0.05 – 53.00 ($52.97) Increase
1,638 Precedent Transaction Analysis Discount Rate 30% Decrease
Senior Floating Rate Interests 6,592 Precedent Transaction Analysis Direct Offering Price $100.00 Increase
$ 148,504
LargeCap Growth Fund I
Common Stocks $ 4,893 Precedent Transaction Analysis Direct Offering Price 19.20 – 41.07 ($40.15) Increase
Convertible Preferred Stocks 16,115 Precedent Transaction Analysis Direct Offering Price 20.85 - 91.72 ($66.59) Increase
5,865 Enterprise Valuation Model
Enterprise Value to Sales
Multiple
3.3x
Increase
Enterprise Valuation Model
Enterprise Value to Gross
Merchandise Volume
Multiple
0.7x
Increase
$ 26,873
Fund
Fair Value
October
31, 2021
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Value as of
January 31,
2022
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at January 31,
2022
Global Diversified Income Fund
Bonds $ 98,165 $ — $ 727 $ — $ — $ — $ — $ 98,892 $ 775
Common Stock 70,453 — (2,942) — — 2,098 (26,589) 43,020 (2,942)
Senior Floating
Rates Interests 6,539 — — 195 (142) — — 6,592 —
Total
$ 175,157 $ — $ (2,215) $ 195 $ (142) $ 2,098 $ (26,589) $ 148,504 $ (2,167)
LargeCap Growth Fund I
Common Stock $ 5,886 $ — $ (993) $ — $ — $ — $ — $ 4,893 $ (993)
Convertible
Preferred Stock 266,693 — (188,245) — (56,468) — — 21,980 (795)
Total
$ 272,579 $ — $ (189,238) $ — $ (56,468) $ — $ — $ 26,873 $ (1,788)